UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21977

Invesco Exchange-Traded Fund Trust II

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Anna Paglia

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end: August 31

Date of reporting period: February 28, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b)	Not applicable.

Invesco Semi-Annual Report to Shareholders February 28, 2022 BKLN Invesco Senior Loan ETF

2

Invesco Senior Loan ETF (BKLN)

February 28, 2022

(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Senior Loan Interests-94.98%(a)(b)
Aerospace & Defense-2.17%
Peraton Corp., First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	02/01/2028	$103,672	$70,003,974
TransDigm, Inc., Term Loan F (1 mo. USD LIBOR + 2.25%)	2.46%	12/09/2025	48,809	48,074,911

				118,078,885

Air Transport-4.40%
AAdvantage Loyalty IP Ltd., Term Loan B (3 mo. USD LIBOR + 4.75%)	5.50%	04/20/2028	50,677	51,722,376
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (3 mo. USD LIBOR + 5.25%)	6.25%	06/21/2027	53,709	56,243,052
SkyMiles IP Ltd., Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	10/20/2027	49,734	52,118,253
United Airlines, Inc., Term Loan B (3 mo. USD LIBOR + 3.75%)	4.50%	04/21/2028	79,873	79,639,844

				239,723,525

Automotive-1.10%
Panther BF Aggregator 2 L.P., Term Loan (Canada) (1 mo. USD LIBOR + 3.25%)	3.46%	04/30/2026	60,536	60,019,193

Beverage & Tobacco-0.87%
Triton Water Holdings, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	4.00%	03/12/2028	48,487	47,405,682

Building & Development-2.92%
DTZ U.S. Borrower LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	2.96%	08/21/2025	34,639	34,390,345
LBM Holdings LLC, Term Loan (c)	-	12/17/2027	49,839	49,153,960
Pisces Midco, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	03/26/2028	45,787	44,833,512
Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	2.71%	02/01/2027	31,206	30,708,908

				159,086,725

Business Equipment & Services-8.86%
Allied Universal Holdco LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.25%	05/12/2028	73,470	72,601,129
Asurion LLC
Second Lien Term Loan B-4 (1 mo. USD LIBOR + 5.25%)	5.46%	01/15/2029	49,200	48,728,788
Term Loan B-8 (1 mo. USD LIBOR + 3.25%)	3.46%	12/31/2026	54,038	53,185,490
Brand Energy & Infrastructure Services, Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	06/21/2024	43,667	41,827,939
Change Healthcare Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	3.50%	03/01/2024	59,569	59,328,336
Dun & Bradstreet Corp. (The), Term Loan (1 mo. USD LIBOR + 3.25%)	3.46%	02/06/2026	46,910	46,479,661
Endure Digital, Inc. (Eagle Company), Term Loan B (3 mo. USD LIBOR + 3.50%)	4.25%	02/01/2028	17,321	16,736,782
Mitchell International, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	4.25%	10/01/2028	35,380	34,949,948
Prime Security Services Borrower LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	3.50%	09/23/2026	26,042	25,795,906
Solera, Term Loan B (3 mo. USD LIBOR + 4.00%)	4.50%	06/02/2028	60,306	60,039,108
Trans Union LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.25%)	2.75%	11/30/2028	23,732	23,504,175

				483,177,262

Cable & Satellite Television-5.29%
Charter Communications Operating LLC, Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.96%	02/01/2027	102,927	101,533,453
CSC Holdings LLC
Term Loan (1 mo. USD LIBOR + 2.25%)	2.44%	07/17/2025	56,404	54,821,396
Term Loan (1 mo. USD LIBOR + 2.50%)	2.69%	04/15/2027	40,795	39,669,436
Numericable-SFR S.A., Incremental Term Loan B-13 (France) (1 mo. USD LIBOR + 4.00%)	4.51%	08/14/2026	25,781	25,589,602
Virgin Media 02 - LG, Term Loan N (United Kingdom) (1 mo. USD LIBOR + 2.50%)	2.69%	01/31/2028	44,640	43,981,496
Vodafone Ziggo - LG, Term Loan I (1 mo. USD LIBOR + 2.50%)	2.69%	04/30/2028	23,329	22,902,974

				288,498,357

Chemicals & Plastics-1.00%
AkzoNobel Chemicals, Term Loan (1 mo. USD LIBOR + 3.00%)	3.21%	10/01/2025	55,261	54,666,910

Containers & Glass Products-1.06%
Berry Global, Inc., Term Loan Z (1 mo. USD LIBOR + 1.75%)	1.88%	07/01/2026	58,519	57,600,553

Drugs-3.50%
Amneal Pharmaceuticals LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	3.75%	05/04/2025	44,559	43,801,517

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Senior Loan ETF (BKLN)–(continued)

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Drugs-(continued)
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.21%	11/15/2027	$116	$113,513
Jazz Pharmaceuticals, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	04/21/2028	51,908	51,791,264
Valeant Pharmaceuticals International, Inc.
Term Loan (Canada) (3 mo. USD LIBOR + 3.00%)	3.21%	06/02/2025	51,001	50,587,078
Term Loan B (Canada)(c)	-	01/27/2027	45,000	44,573,400

				190,866,772

Electronics & Electrical-13.01%
Boxer Parent Co., Inc., Term Loan B (3 mo. USD LIBOR + 3.75%)	3.97%	10/02/2025	53,897	53,355,164
CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.46%	04/06/2026	41,877	40,980,489
CoreLogic, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	04/09/2028	65,478	64,741,669
Finastra USA, Inc., First Lien Term Loan (United Kingdom) (3 mo. USD LIBOR + 3.50%)	4.50%	06/13/2024	55,360	54,668,389
Hyland Software, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	07/01/2024	41,248	41,129,525
McAfee Enterprise, Term Loan B (3 mo. USD LIBOR + 5.00%)	5.75%	07/27/2028	43,496	43,164,823
McAfee LLC
First Lien Term Loan B(c)	-	02/03/2029	45,116	44,570,653
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.05%	09/30/2024	42,454	42,411,931
MKS Instruments, Inc., Term Loan B (c)	-	11/01/2028	30,717	30,448,852
NortonLifeLock, Inc., Term Loan B (c)	-	01/28/2029	33,000	32,642,445
Proofpoint, Inc., Term Loan B (3 mo. USD LIBOR + 3.25%)	3.76%	08/31/2028	43,430	43,015,243
Quest Software US Holdings, Inc., Term Loan B (SOFR + 4.25%)	4.75%	01/19/2029	22,505	22,220,576
RealPage, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	04/24/2028	57,860	57,325,169
Seattle Spinco, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	2.96%	06/21/2024	10,686	10,392,506
TIBCO Software, Inc., Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	3.96%	06/30/2026	37,441	37,253,677
Ultimate Software Group, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	05/04/2026	91,705	91,218,071

				709,539,182

Financial Intermediaries-1.43%
Citadel Advisors Holdings L.P., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.71%	02/15/2028	51,370	50,956,875
Jane Street Group LLC, First Lien Term Loan B (1 mo. USD LIBOR + 2.75%)	2.96%	01/26/2028	27,089	26,792,279

				77,749,154

Food Products-0.84%
Froneri International PLC, Term Loan B-2 (United Kingdom) (1 mo. USD LIBOR + 2.25%)	2.46%	01/29/2027	46,588	45,726,627

Food Service-2.90%
IRB Holding Corp.
Term Loan (SOFR + 3.00%)	3.75%	12/15/2027	37,646	37,340,488
Term Loan B (3 mo. USD LIBOR + 2.75%)	3.75%	02/05/2025	52,070	51,679,843
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.96%	11/19/2026	70,553	69,344,951

				158,365,282

Health Care-15.11%
athenahealth, Inc.
Term Loan B(c)	-	01/26/2029	14,965	14,847,523
Term Loan B (SOFR + 3.50%)	4.00%	01/26/2029	88,296	87,600,385
DaVita HealthCare Partners, Inc., Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.96%	08/12/2026	44,079	43,690,966
Elanco Animal Health, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	1.98%	07/30/2027	72,735	71,269,274
Envision Healthcare Corp., Term Loan (1 mo. USD LIBOR + 3.75%)	3.96%	10/10/2025	91,525	67,094,806
Gainwell Holding Corp., Term Loan B (3 mo. USD LIBOR + 4.00%)	4.75%	10/01/2027	73,820	73,574,571
ICON PLC
Term Loan (1 mo. USD LIBOR + 2.50%)	2.75%	07/03/2028	13,125	12,995,415
Term Loan (1 mo. USD LIBOR + 2.50%)	2.75%	07/03/2028	52,681	52,158,910
LifePoint Health, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	3.96%	11/16/2025	56,139	55,619,796
Mozart Debt Merger Sub, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	10/01/2028	96,866	96,033,865
Organon & Co., Term Loan B (3 mo. USD LIBOR + 3.00%)	3.50%	06/02/2028	46,619	46,487,865
PAREXEL International Corp., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	11/15/2028	47,942	47,632,052
Sunshine Luxembourg VII S.a.r.l., Term Loan (Switzerland) (3 mo. USD LIBOR + 3.75%)	4.50%	10/01/2026	57,601	57,399,779

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Senior Loan ETF (BKLN)–(continued)

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Care-(continued)
Team Health Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	3.75%	02/06/2024	$33,995	$32,583,957
Verscend Holding Corp., Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	4.21%	08/27/2025	65,109	65,007,591

				823,996,755

Home Furnishings-0.61%
Hunter Douglas, Inc., First Lien Term Loan (c)	-	02/09/2029	33,580	33,138,960

Industrial Equipment-1.66%
Madison IAQ LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	06/21/2028	44,083	43,466,915
Thyssenkrupp Elevators (Vertical Midco GmbH), Term Loan B (Germany) (1 mo. USD LIBOR + 3.50%)	4.00%	07/31/2027	47,526	47,270,876

				90,737,791

Insurance-3.69%
Acrisure LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	3.72%	02/15/2027	60,228	59,394,287
AmWINS Group LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	3.00%	02/17/2028	15,758	15,529,977
HUB International Ltd.
Incremental Term Loan B-3 (3 mo. USD LIBOR + 3.25%)	4.00%	04/25/2025	25,670	25,527,760
Term Loan (3 mo. USD LIBOR + 2.75%)	3.02%	04/25/2025	68,240	67,532,906
USI, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	3.22%	05/16/2024	33,736	33,478,034

				201,462,964

Leisure Goods, Activities & Movies-3.36%
Alpha Topco Ltd., Term Loan B (United Kingdom) (1 mo. USD LIBOR + 2.50%)	3.50%	02/01/2024	49,052	48,701,393
Crown Finance US, Inc., Term Loan (3 mo. USD LIBOR + 2.50%)	3.50%	02/28/2025	48,153	37,415,984
UFC Holdings LLC, Term Loan B-3 (3 mo. USD LIBOR + 2.75%)	3.50%	04/29/2026	49,009	48,450,974
William Morris Endeavor Entertainment LLC, First Lien Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	2.96%	05/16/2025	50,028	48,912,931

				183,481,282

Lodging & Casinos-5.20%
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	2.96%	12/23/2024	77,385	76,707,437
Fertitta Entertainment LLC, Term Loan (SOFR + 4.00%)	4.50%	01/31/2029	41,644	41,513,504
Golden Nugget, Inc., Term Loan B (c)	-	10/04/2023	2,962	2,966,864
Hilton Worldwide Finance LLC, Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.94%	06/22/2026	48,445	47,798,888
Scientific Games International, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.96%	08/14/2024	62,954	62,615,595
Stars Group (US) Co-Borrower LLC, Term Loan (3 mo. USD LIBOR + 2.25%)	2.47%	07/21/2026	52,471	52,011,580

				283,613,868

Publishing-0.95%
Micro Holding L.P., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	3.71%	09/13/2024	52,486	51,906,126

Radio & Television-2.43%
Diamond Sports Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	5.50%	08/24/2026	55,952	21,243,186
Directv Financing LLC, Term Loan B (3 mo. USD LIBOR + 5.00%)	5.75%	07/25/2027	67,275	67,197,719
Nexstar Broadcasting, Inc., Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	2.61%	09/18/2026	44,412	44,239,725

				132,680,630

Rail Industries-0.75%
Genesee & Wyoming, Inc., Term Loan (3 mo. USD LIBOR + 2.00%)	2.22%	12/30/2026	41,599	41,085,961

Retailers (except Food & Drug)-3.37%
Bass Pro Group LLC, Term Loan B-2 (3 mo. USD LIBOR + 3.75%)	4.50%	03/06/2028	80,106	79,825,852
Harbor Freight Tools USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	10/15/2027	54,092	53,301,836
Pilot Travel Centers LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	2.21%	07/31/2028	51,623	50,897,181

				184,024,869

Telecommunications-6.37%
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.46%	03/15/2027	84,992	82,840,371
Genesys Telecom Holdings U.S., Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	12/01/2027	46,428	46,412,004
II-VI, Inc., Term Loan B (c)	-	12/15/2028	21,392	21,218,513
Intelsat Jackson Holdings S.A., Term Loan B (Luxembourg) (SOFR + 4.25%)	4.75%	01/27/2029	25,127	24,813,099
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.96%	03/01/2027	54,085	52,892,572

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Senior Loan ETF (BKLN)–(continued)

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Telecommunications-(continued)
Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	09/25/2026	$51,685	$51,208,057
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.21%	03/09/2027	69,302	67,881,927

				347,266,543

Utilities-2.13%
Brookfield WEC Holdings, Inc., Term Loan B (3 mo. USD LIBOR + 2.75%)	3.25%	08/01/2025	50,497	49,824,587
Pacific Gas and Electric Co., Term Loan B (3 mo. USD LIBOR + 3.00%)	3.50%	07/01/2025	30,808	30,299,336
Vistra Operations Co. LLC, Incremental Term Loan (1 mo. USD LIBOR + 1.75%)	1.87%	12/31/2025	36,791	36,199,105

				116,323,028

Total Variable Rate Senior Loan Interests (Cost $5,206,403,382)				5,180,222,886

U.S. Dollar Denominated Bonds & Notes-3.57%
Aerospace & Defense-0.23%
TransDigm, Inc.(d)	6.25%	03/15/2026	12,081	12,471,156

Airlines-0.35%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)	5.50%	04/20/2026	7,296	7,478,400
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)	5.75%	04/20/2029	4,378	4,484,167
United Airlines, Inc.(d)	4.38%	04/15/2026	1,895	1,898,335
United Airlines, Inc.(d)	4.63%	04/15/2029	5,478	5,344,857

				19,205,759

Commercial Services & Supplies-0.40%
ADT Security Corp. (The)(d)	4.13%	08/01/2029	6,796	6,419,196
Prime Security Services Borrower LLC/Prime Finance, Inc.(d)	5.75%	04/15/2026	15,160	15,576,369

				21,995,565

Diversified Telecommunication Services-0.67%
Altice France S.A. (France)(d)	5.13%	07/15/2029	11,405	10,335,610
Altice France S.A. (France)(d)	5.50%	10/15/2029	3,615	3,317,359
CommScope, Inc.(d)	6.00%	03/01/2026	7,690	7,853,643
CommScope, Inc.(d)	4.75%	09/01/2029	3,634	3,394,611
Lumen Technologies, Inc.(d)	4.00%	02/15/2027	3,000	2,854,800
Zayo Group Holdings, Inc.(d)	4.00%	03/01/2027	9,000	8,568,720

				36,324,743

Electric Utilities-0.35%
PG&E Corp	5.00%	07/01/2028	9,000	8,924,850
PG&E Corp	5.25%	07/01/2030	7,000	6,964,720
Vistra Operations Co. LLC(d)	4.30%	07/15/2029	3,000	3,041,567

				18,931,137

Health Care Equipment & Supplies-0.17%
Mozart Debt Merger Sub, Inc.(d)	3.88%	04/01/2029	10,000	9,452,150

Hotels, Restaurants & Leisure-0.61%
1011778 BC ULC/New Red Finance, Inc. (Canada)(d)	3.88%	01/15/2028	16,000	15,585,600
1011778 BC ULC/New Red Finance, Inc. (Canada)(d)	3.50%	02/15/2029	5,000	4,721,725
Caesars Resort Collection LLC/CRC Finco, Inc.(d)	5.75%	07/01/2025	3,000	3,079,650
Scientific Games International, Inc.(d)	5.00%	10/15/2025	9,900	10,011,078

				33,398,053

Insurance-0.13%
Acrisure LLC/Acrisure Finance, Inc.(d)	4.25%	02/15/2029	7,282	6,853,964

Interactive Media & Services-0.02%
Diamond Sports Group LLC/Diamond Sports Finance Co.(d)	5.38%	08/15/2026	2,241	922,664

Machinery-0.05%
TK Elevator US Newco, Inc. (Germany)(d)	5.25%	07/15/2027	3,000	2,973,645

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Senior Loan ETF (BKLN)–(continued)

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media-0.35%
Virgin Media Secured Finance PLC (United Kingdom)(d)	4.50%	08/15/2030	$12,000	$11,238,360
VZ Secured Financing B.V. (Netherlands)(d)	5.00%	01/15/2032	5,000	4,782,475
Ziggo B.V. (Netherlands)(d)	4.88%	01/15/2030	3,000	2,867,145

				18,887,980

Pharmaceuticals-0.05%
Organon & Co./Organon Foreign Debt Co-Issuer B.V.(d)	4.13%	04/30/2028	2,832	2,790,370

Real Estate Management & Development-0.19%
Cushman & Wakefield US Borrower LLC(d)	6.75%	05/15/2028	10,000	10,461,900

Total U.S. Dollar Denominated Bonds & Notes (Cost $202,432,715)				194,669,086

			Shares
Money Market Funds-5.93%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $323,359,056)			323,359,056	323,359,056

TOTAL INVESTMENTS IN SECURITIES-104.48% (Cost $5,732,195,153)				5,698,251,028
OTHER ASSETS LESS LIABILITIES-(4.48)%				(244,357,396)

NET ASSETS-100.00%				$5,453,893,632

Investment Abbreviations:

LIBOR-London Interbank Offered Rate

SOFR-Secured Overnight Financing Rate

USD-U.S. Dollar

Notes to Schedule of Investments:

(a)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(b)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c)	This variable rate interest will settle after February 28, 2022, at which time the interest rate will be determined.
(d)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $178,779,516, which represented 3.28% of the Fund’s Net Assets.

(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$446,146,569	$3,801,386,492	$(3,924,174,005)	$-	$-	$323,359,056	$68,434

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Senior Loan ETF (BKLN)–(continued)

February 28, 2022

(Unaudited)

Portfolio Composition

Credit Quality Rating Breakdown*

(% of the Fund’s Net Assets)

as of February 28, 2022

Baa1	0.96
Baa3	3.57
Ba1	11.83
Ba2	8.46
Ba3	12.94
B1	26.87
B2	22.41
B3	4.91
Caa1	1.64
Caa2	0.68
NR	4.28
Money Market Fund Plus Other Assets Less Liabilities	1.45

*

Source: Moody’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from Aaa (highest) to C (lowest); ratings are subject to change without notice. “NR” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Moody’s rating methodology, please visit moodys.com and select “Methodologies & Frameworks” under “Ratings & Assessments” on the homepage.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Statement of Assets and Liabilities

February 28, 2022

(Unaudited)

Invesco Senior Loan ETF (BKLN)
Assets:
Unaffiliated investments in securities, at value	$5,374,891,972
Affiliated investments in securities, at value	323,359,056
Cash	11,376,240
Receivable for:
Dividends and interest	15,128,498
Investments sold	425,855,133
Fund shares sold	55,024

Total assets	6,150,665,923

Liabilities:
Payable for:
Investments purchased	663,377,202
Fund shares repurchased	30,553,692
Accrued unitary management fees	2,840,750
Accrued tax expenses	647

Total liabilities	696,772,291

Net Assets	$5,453,893,632

Net assets consist of:
Shares of beneficial interest	$6,370,903,166
Distributable earnings (loss)	(917,009,534)

Net Assets	$5,453,893,632

Shares outstanding (unlimited amount authorized, $ 0.01 par value)	249,900,000
Net asset value	$21.82

Market price	$21.76

Unaffiliated investments in securities, at cost	$5,408,836,097

Affiliated investments in securities, at cost	$323,359,056

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Statement of Operations

For the six months ended February 28, 2022

(Unaudited)

Invesco Senior Loan ETF (BKLN)
Investment income:
Interest income	$119,220,633
Unaffiliated dividend income	9
Affiliated dividend income	68,434

Total investment income	119,289,076

Expenses:
Unitary management fees	20,804,154
Tax expenses	647

Net expenses	20,804,801

Net investment income	98,484,275

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investments	(17,969,686)

Change in net unrealized appreciation (depreciation) on unaffiliated investment securities	(75,614,388)

Net realized and unrealized gain (loss)	(93,584,074)

Net increase in net assets resulting from operations	$4,900,201

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Statement of Changes in Net Assets

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	Invesco Senior Loan ETF (BKLN)
	Six Months Ended	Year Ended
	February 28,	August 31,
	2022	2021
Operations:
Net investment income	$98,484,275	$171,942,636
Net realized gain (loss)	(17,969,686)	(45,804,588)
Change in net unrealized appreciation (depreciation)	(75,614,388)	82,836,777

Net increase in net assets resulting from operations	4,900,201	208,974,825

Distributions to Shareholders from:
Distributable earnings	(99,206,384)	(173,598,262)
Return of capital	-	(5,490,954)

Total distributions to shareholders	(99,206,384)	(179,089,216)

Shareholder Transactions:
Proceeds from shares sold	1,711,923,376	4,875,251,293
Value of shares repurchased	(2,458,225,361)	(3,123,795,601)
Transaction fees	5,255,026	8,081,009

Net increase (decrease) in net assets resulting from share transactions	(741,046,959)	1,759,536,701

Net increase (decrease) in net assets	(835,353,142)	1,789,422,310

Net assets:
Beginning of period	6,289,246,774	4,499,824,464

End of period	$5,453,893,632	$6,289,246,774

Changes in Shares Outstanding:
Shares sold	77,400,000	219,800,000
Shares repurchased	(111,700,000)	(141,800,000)
Shares outstanding, beginning of period	284,200,000	206,200,000

Shares outstanding, end of period	249,900,000	284,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Financial Highlights

Invesco Senior Loan ETF (BKLN)

	Six Months Ended
	February 28,								Ten Months Ended
	2022		Years Ended August 31,						August 31,		Years Ended October 31,
	(Unaudited)		2021		2020		2019		2018		2017		2016
Per Share Operating Performance:
Net asset value at beginning of period	$22.13		$21.82		$22.57		$23.11		$23.15		$23.16		$23.05

Net investment income(a)	0.34		0.68		0.93		1.07		0.77		0.82		0.99
Net realized and unrealized gain (loss) on investments	(0.33)		0.31		(0.88)		(0.53)		(0.08)		(0.02)		0.15

Total from investment operations	0.01		0.99		0.05		0.54		0.69		0.80		1.14

Distributions to shareholders from:
Net investment income	(0.34)		(0.69)		(0.91)		(1.12)		(0.74)		(0.82)		(0.99)
Return of capital	-		(0.02)		-		(0.02)		-		-		(0.08)

Total distributions	(0.34)		(0.71)		(0.91)		(1.14)		(0.74)		(0.82)		(1.07)

Transaction fees(a)	0.02		0.03		0.11		0.06		0.01		0.01		0.04

Net asset value at end of period	$21.82		$22.13		$21.82		$22.57		$23.11		$23.15		$23.16

Market price at end of period(b)	$21.76		$22.15		$21.91		$22.61		$23.05		$23.12		$23.19

Net Asset Value Total Return(c)	0.13%		4.72%		0.80%		2.68%		3.07%		3.54%		5.32%
Market Price Total Return(c)	(0.23)%		4.38%		1.05%		3.15%		2.93%		3.27%		5.64%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,453,894		$6,289,247		$4,499,824		$4,401,945		$7,378,227		$8,763,831		$6,458,747
Ratio to average net assets of:
Expenses, after Waivers	0.65	%(d)	0.64	%(e)	0.63	%(e)	0.64	%(e)	0.63	%(d)(e)	0.63	%(e)	0.64%
Expenses, prior to Waivers	0.65	%(d)	0.65	%(e)	0.65	%(e)	0.65	%(e)	0.65	%(d)(e)	0.65	%(e)	0.65%
Net investment income	3.08	%(d)	3.08%		4.22%		4.66%		3.99	%(d)	3.52%		4.33%
Portfolio turnover rate(f)	45%		109%		107%		78%		74%		71%		81%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 28, 2022

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolio:

Full Name	Short Name
Invesco Senior Loan ETF (BKLN)	“Senior Loan ETF”

The portfolio (the “Fund”) represents a separate series of the Trust. The shares of the Fund are referred to herein as “Shares” or “Fund’s Shares.” The Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of a Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Fund.

The investment objective of the Fund is to seek to track the investment results (before fees and expenses) of the S&P/LSTA U.S. Leveraged Loan 100 Index (the “Underlying Index”).

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in preparation of its financial statements.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain

13

foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s NAV and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether the Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other

14

criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - The Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - The Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the payments to Invesco Senior Secured Management, Inc. (the “Sub-Adviser”), set-up fees and commitment fees associated with the line of credit and the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from the Fund’s unitary management fee and are directly identifiable to the Fund are applied to the Fund. Expenses of the Trust that are excluded from the Fund’s unitary management fee and are not readily identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.

To the extent the Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Purchased on a When-Issued and Delayed Delivery Basis - The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value of the interests or securities at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities prior to the settlement date.

15

J.	Other Risks

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Cash Transaction Risk. Most exchange-traded funds (“ETFs”) generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally in-kind, because of the nature of the Fund’s investments. As such, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, the Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

Changing U.S. Fixed-Income Market Conditions Risk. The historically low interest rate environment observed over the past several years was created in part by the Federal Reserve Board (“FRB”) keeping the federal funds rates at, near or below zero. In recent years, the FRB began “tapering” its quantitative easing program, leading to fluctuations in the Federal Funds Rate. However, in response to the impact of the COVID-19 pandemic, in March 2020 the FRB announced cuts to the Federal Funds Rate and a new round of quantitative easing. Because there is little precedent for this situation, it is difficult to predict the impact of these rate changes and any future rate changes on various markets. Any additional changes to the monetary policy by the FRB or other regulatory actions may affect interest rates and/or reduce liquidity for fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in FRB policies could also result in higher than normal shareholder redemptions, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, the Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, the Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and

16

demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

LIBOR Risk. The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (FCA), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. Although the publication of most LIBOR rates ceased at the end of 2021, a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates.

There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. Because the Fund issues and redeems Creation Units principally for cash, the Fund will incur higher costs in buying and selling securities than if it issued and redeemed Creation Units in-kind. Additionally, the Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its Underlying Index as would be the case if the Fund purchased all of the securities in its Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of the Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and its Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Investment Grade Securities Risk. Non-investment grade securities and unrated securities of comparable credit quality are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, the Fund may incur additional expenses to seek recovery.

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

Risk of Investing in Loans. Investments in loans are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a loan resulting from changes in the general level of interest rates. Credit risk refers to the possibility that the borrower of a loan will be unable and/or unwilling to make timely interest payments and/or repay the principal on its obligation. Default in the payment of interest or principal on a loan will result in a reduction in its value. Although the loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund’s access to the collateral may be limited by bankruptcy or other insolvency loans and, therefore, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan.

Risks of Loan Assignments and Participations. As the purchaser of an assignment, the Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to

17

any associated collateral. Because assignments may be arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could become part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Fund may be required to pass along to a purchaser that buys a loan from the Fund by way of assignment, a portion of any fees to which the Fund is entitled under the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Sampling Risk. The Fund’s use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Senior Loans Risk. The risks associated with senior loans are similar to the risks of junk bonds, although senior loans typically are senior and secured, whereas junk bonds often are subordinated and unsecured. Investments in senior loans typically are below investment grade and are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed, and such defaults could reduce the Fund’s NAV and income distributions. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. There is no assurance that the liquidation of the collateral would satisfy the claims of the borrower’s obligations in the event of the non-payment of scheduled interest or principal, or that the collateral could be readily liquidated. Economic and other events (whether real or perceived) can reduce the demand for certain senior loans or senior loans generally, which may reduce market prices. Senior loans and other debt securities also are subject to the risk of price declines and to increases in prevailing interest rates, although floating-rate debt instruments such as senior loans in which the Fund may be expected to invest are substantially less exposed to this risk than fixed-rate debt instruments. No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded senior loans. Longer interest rate reset periods generally increase fluctuations in value as a result of changes in market interest rates.

Some loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund, such as invalidation of loans or causing interest previously paid to be refunded to the borrower. Investments in loans also are subject to the risk of changes in legislation or state or federal regulations. If such legislation or regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of loans for investment by the Fund may be adversely affected. Many loans are not registered with the Securities and Exchange Commission (the “SEC”) or any state securities commission and often are not rated by any nationally recognized rating service. Generally, there is less readily available, reliable information about most loans than is the case for many other types of securities. Although a loan may be senior to equity and other debt securities in a borrower’s capital structure, such obligations may be structurally subordinated to obligations of the borrower’s subsidiaries.

There is no organized exchange on which loans are traded and reliable market quotations may not be readily available. Therefore, elements of judgment may play a greater role in valuation of loans than for securities with a more developed secondary market and the Fund may not realize full value in the event of the need to sell a loan. To the extent that a secondary market does exist for certain loans, the market may be subject to volatility, irregular trading activity, wide bid/ask spreads, decreased liquidity and extended trade settlement periods, any of which may impair the Fund’s ability to sell loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods for certain loans may result in cash not being immediately available to the Fund upon sale of the loan. As a result, the Fund may have to sell other investments with shorter settlement periods or engage in borrowing transactions to raise cash to meet its obligations.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty.

The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

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NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of the Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services, and oversight of the Sub-Adviser.

Pursuant to the Investment Advisory Agreement, the Fund accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.65% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the payments to the Sub-Adviser, set-up fees and commitment fees associated with the line of credit, the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The Adviser has entered into a sub-advisory agreement with the Sub-Adviser. The sub-advisory fee is paid by the Adviser to the Sub-Adviser at the annual rate of 40% of compensation paid to the Adviser from the Fund.

Further, through at least August 31, 2023, the Adviser has contractually agreed to waive the management fee payable by the Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. These waivers do not apply to the Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended February 28, 2022, no fees were waived.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for the Fund with S&P Dow Jones Indices LLC (the “Licensor”).

The Underlying Index name trademark is owned by the Licensor. This trademark has been licensed to the Adviser for use by the Fund. The Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Fund is not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in the Fund.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent

19

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$-	$5,180,222,886	$-	$5,180,222,886
U.S. Dollar Denominated Bonds & Notes	-	194,669,086	-	194,669,086
Money Market Funds	323,359,056	-	-	323,359,056

Total Investments	$323,359,056	$5,374,891,972	$-	$5,698,251,028

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2021, as follows:

No expiration
Short-Term	Long-Term	Total*
$223,979,515	$565,017,405	$788,996,920

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six months ended February 28, 2022, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were $2,767,844,782 and $3,333,357,949, respectively.

At February 28, 2022, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Aggregate unrealized appreciation of investments	$26,690,222
Aggregate unrealized (depreciation) of investments	(136,011,041)

Net unrealized appreciation (depreciation) of investments	$(109,320,819)

Cost of investments for tax purposes is $5,807,571,847.

NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Fund to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the Fund’s unitary management fee, pays for such compensation for the Fund. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.

NOTE 8–Senior Loan Participation Commitments

The Fund may invest in participations, assignments, or act as a party to the primary lending syndicate of a senior loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

20

During the six months ended February 28, 2022, there were no interests in senior loans purchased by the Fund on a participation basis.

NOTE 9–Borrowing

The Fund is a party to a committed line of credit facility with a syndicate administered by State Street Bank and Trust Company, which will expire on May 24, 2022. The Fund may borrow up to the lesser of (1) $725,000,000 or (2) the limits set by its prospectus for borrowings. The Adviser, on behalf of the Fund, pays an upfront fee of 0.10% on the commitment amount and a commitment fee of 0.15% on the amount of the commitment that has not been utilized. In case of borrowings from the line of credit, the Fund pays the associated interest expenses.

During the six months ended February 28, 2022, there were no outstanding borrowings from the line of credit.

NOTE 10–Capital

Shares are issued and redeemed by the Fund only in Creation Units consisting of a specified number of Shares as set forth in the Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. Such transactions are principally permitted in exchange for cash. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for the deposit of delivery of a basket of securities (“Deposit Securities”).

To the extent that the Fund permits transactions in exchange for Deposit Securities, the Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Fund for creations and redemptions, which are treated as increases in capital.

Transactions in the Fund’s Shares are disclosed in detail in the Statement of Changes in Net Assets.

21

Calculating your ongoing Fund expenses

Example

As a shareholder of the Invesco Senior Loan ETF (the “Fund”), a series of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2022.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the investment companies have varied expenses and fee levels and the Fund may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	September 1, 2021	February 28, 2022	Six-Month Period	Six-Month Period(1)
Invesco Senior Loan ETF (BKLN)

Actual	$1,000.00	$1,001.30	0.65%	$3.23

Hypothetical (5% return before expenses)	1,000.00	1,021.57	0.65	3.26

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2022. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Fund with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of the Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2022 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-BKLN-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders February 28, 2022

KBWB	Invesco KBW Bank ETF

KBWD	Invesco KBW High Dividend Yield Financial ETF

KBWY	Invesco KBW Premium Yield Equity REIT ETF

KBWP	Invesco KBW Property & Casualty Insurance ETF

KBWR	Invesco KBW Regional Banking ETF

2

Invesco KBW Bank ETF (KBWB)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Asset Management & Custody Banks-11.10%
Bank of New York Mellon Corp. (The)	2,480,023	$131,813,222
Northern Trust Corp.	1,094,861	124,704,668
State Street Corp.	1,527,187	130,314,867

		386,832,757

Consumer Finance-4.25%
Capital One Financial Corp.	966,842	148,187,873

Diversified Banks-34.66%
Bank of America Corp.	6,114,983	270,282,249
Citigroup, Inc.	4,269,081	252,857,668
JPMorgan Chase & Co.	1,712,019	242,764,294
U.S. Bancorp	2,455,437	138,830,408
Wells Fargo & Co.	5,691,706	303,766,349

		1,208,500,968

Regional Banks-49.01%
Citizens Financial Group, Inc.(b)	2,246,497	117,761,373
Comerica, Inc.	690,904	65,974,423
Fifth Third Bancorp	3,223,958	154,234,151
First Horizon Corp.	2,847,899	66,868,668
First Republic Bank	647,749	112,228,992
Huntington Bancshares, Inc.(b)	7,623,729	118,320,274
KeyCorp	4,908,239	123,049,552
M&T Bank Corp.	678,339	123,613,716
PNC Financial Services Group, Inc. (The)	1,380,322	275,029,158
Regions Financial Corp	5,025,384	121,564,039
Signature Bank(b)	319,539	110,205,805
SVB Financial Group(c)	196,291	118,952,346
Truist Financial Corp.	2,291,091	142,551,682
Zions Bancorporation N.A.(b)	823,847	58,402,514

		1,708,756,693

	Shares	Value
Thrifts & Mortgage Finance-0.81%
New York Community Bancorp, Inc.(b)	2,449,053	$28,262,072

Total Common Stocks & Other Equity Interests (Cost $3,538,006,917)		3,480,540,363

Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $2,732,391)	2,732,391	2,732,391

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $3,540,739,308)		3,483,272,754

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.27%
Invesco Private Government Fund, 0.12%(d)(e)(f)	2,830,952	2,830,952
Invesco Private Prime Fund, 0.08%(d)(e)(f)	6,604,894	6,605,555

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,436,507)		9,436,507

TOTAL INVESTMENTS IN SECURITIES-100.18% (Cost $3,550,175,815)		3,492,709,261
OTHER ASSETS LESS LIABILITIES-(0.18)%		(6,232,109)

NET ASSETS-100.00%		$3,486,477,152

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2022.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 565,597	$45,538,923	$(43,372,129)	$-	$ -	$ 2,732,391	$273

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco KBW Bank ETF (KBWB)–(continued)

February 28, 2022

(Unaudited)

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$895,708	$122,657,336	$(120,722,092)	$-	$-	$2,830,952	$1,085	*
Invesco Private Prime Fund	2,089,985	274,969,912	(270,449,117)	-	(5,225)	6,605,555	11,074	*

Total	$3,551,290	$443,166,171	$(434,543,338)	$-	$(5,225)	$12,168,898	$12,432

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition Sub-Industry Breakdown (% of the Fund’s Net Assets) as of February 28, 2022

Regional Banks	49.01

Diversified Banks	34.66

Asset Management & Custody Banks	11.10

Consumer Finance	4.25

Thrifts & Mortgage Finance	0.81

Money Market Funds Plus Other Assets Less Liabilities	0.17

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco KBW High Dividend Yield Financial ETF (KBWD)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-81.28%
Asset Management & Custody Banks-21.98%
Apollo Investment Corp.(b)	1,117,682	$15,021,646
Artisan Partners Asset Management, Inc., Class A	332,403	12,667,878
Bain Capital Specialty Finance, Inc.(b)	907,526	14,375,212
BlackRock TCP Capital Corp.(b)	1,046,277	14,375,846
Newtek Business Services Corp.(b)	717,302	19,575,172
Patria Investments Ltd., Class A (Cayman Islands)	298,287	4,951,564
Sculptor Capital Management, Inc.	530,066	6,790,145
TCG BDC, Inc.	1,059,740	14,963,529

		102,720,992

Consumer Finance-1.91%
OneMain Holdings, Inc.	175,503	8,947,143

Diversified Banks-1.66%
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	201,624	7,742,362

Investment Banking & Brokerage-3.53%
B. Riley Financial, Inc.(b)	103,679	6,174,084
Lazard Ltd., Class A	160,822	5,561,225
Moelis & Co., Class A	99,220	4,783,396

		16,518,705

Life & Health Insurance-3.72%
Prudential Financial, Inc.	68,353	7,632,296
Unum Group	349,443	9,756,449

		17,388,745

Mortgage REITs-35.25%
AGNC Investment Corp.	957,128	12,356,522
Annaly Capital Management, Inc.(b)	2,084,205	14,506,067
Apollo Commercial Real Estate Finance, Inc.(b)	1,188,391	15,508,503
ARMOUR Residential REIT, Inc.	1,945,547	15,817,297
Broadmark Realty Capital, Inc.	1,611,466	13,955,296
Dynex Capital, Inc.(b)	867,112	13,327,511
Ellington Financial, Inc.	1,018,713	18,000,659
New Residential Investment Corp.	1,375,178	14,274,348
PennyMac Mortgage Investment Trust(b)	968,249	15,104,684
Ready Capital Corp.(b)	1,106,512	16,431,703
Two Harbors Investment Corp.(b)	3,056,187	15,464,306

		164,746,896

Property & Casualty Insurance-4.39%
James River Group Holdings Ltd.(b)	266,737	7,095,204
Mercury General Corp.	151,625	8,339,375
Universal Insurance Holdings, Inc.	437,896	5,062,078

		20,496,657

	Shares	Value
Regional Banks-3.84%
Heritage Commerce Corp.	672,683	$7,998,201
Northwest Bancshares, Inc.(b)	704,884	9,924,767

		17,922,968

Thrifts & Mortgage Finance-3.19%
New York Community Bancorp, Inc.	736,246	8,496,279
Provident Financial Services, Inc.	269,206	6,388,258

		14,884,537

Trading Companies & Distributors-1.81%
Triton International Ltd. (Bermuda)	128,964	8,470,355

Total Common Stocks & Other Equity Interests (Cost $370,454,841)		379,839,360

Closed-End Funds-18.67%
FS KKR Capital Corp.(b)	880,557	19,108,087
Goldman Sachs BDC, Inc.(b)	788,854	15,587,755
New Mountain Finance Corp.	1,024,674	13,833,099
Oaktree Specialty Lending Corp.	1,778,529	13,250,041
Owl Rock Capital Corp.(b)	991,567	14,923,083
WhiteHorse Finance, Inc.(b)	687,453	10,531,780

		87,233,845

Total Closed-End Funds (Cost $81,798,520)		87,233,845

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $452,253,361)		467,073,205

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-15.99%
Invesco Private Government Fund, 0.12%(c)(d)(e)	22,418,908	22,418,908
Invesco Private Prime Fund, 0.08%(c)(d)(e)	52,305,555	52,310,787

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $74,732,893)		74,729,695

TOTAL INVESTMENTS IN SECURITIES-115.94% (Cost $526,986,254)		541,802,900
OTHER ASSETS LESS LIABILITIES-(15.94)%		(74,480,634)

NET ASSETS-100.00%		$467,322,266

Investment Abbreviations:
REIT -Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco KBW High Dividend Yield Financial ETF (KBWD)–(continued)

February 28, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2022.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$52,479	$19,978,002	$(20,030,481)	$-	$-	$-	$71
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	28,288,827	100,078,413	(105,948,332)	-	-	22,418,908	3,433	*
Invesco Private Prime Fund	66,007,263	211,063,190	(224,736,284)	(3,199)	(20,183)	52,310,787	31,846	*

Total	$94,348,569	$331,119,605	$(350,715,097)	$(3,199)	$(20,183)	$74,729,695	$35,350

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition Sub-Industry Breakdown (% of the Fund’s Net Assets) as of February 28, 2022

Mortgage REITs	35.25

Asset Management & Custody Banks	21.98

Closed-End Funds	18.67

Property & Casualty Insurance	4.39

Regional Banks	3.84

Life & Health Insurance	3.72

Investment Banking & Brokerage	3.53

Thrifts & Mortgage Finance	3.19

Sub-Industry Types Each Less Than 3%	5.38

Money Market Funds Plus Other Assets Less Liabilities	0.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco KBW Premium Yield Equity REIT ETF (KBWY)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Diversified REITs-14.79%
Armada Hoffler Properties, Inc.	603,249	$8,855,695
Gladstone Commercial Corp.	524,538	11,114,960
Global Net Lease, Inc.(b)	1,356,084	19,269,954
STORE Capital Corp.	245,390	7,538,381

		46,778,990

Health Care REITs-22.97%
CareTrust REIT, Inc.	448,282	7,844,935
LTC Properties, Inc.(b)	383,961	12,989,401
Medical Properties Trust, Inc.(b)	426,587	8,676,780
National Health Investors, Inc.(b)	227,107	12,107,074
Omega Healthcare Investors, Inc.(b)	545,421	15,364,509
Sabra Health Care REIT, Inc.	1,167,431	15,678,598

		72,661,297

Industrial REITs-8.07%
Industrial Logistics Properties Trust	463,307	10,364,177
LXP Industrial Trust(b)	367,809	5,686,327
Plymouth Industrial REIT, Inc.(b)	165,374	4,312,954
STAG Industrial, Inc.	132,605	5,166,291

		25,529,749

Office REITs-14.55%
Brandywine Realty Trust(b)	793,295	10,574,622
Easterly Government Properties, Inc.(b)	416,120	8,663,619
Office Properties Income Trust	667,765	16,727,513
SL Green Realty Corp.(b)	126,306	10,043,853

		46,009,607

Residential REITs-13.67%
American Campus Communities, Inc.	121,627	6,544,749
Bluerock Residential Growth REIT, Inc.	511,185	13,571,962
Preferred Apartment Communities, Inc., Class A	689,248	17,410,404
UMH Properties, Inc.(b)	247,432	5,705,782

		43,232,897

	Shares	Value
Retail REITs-16.21%
Getty Realty Corp	303,784	$8,369,249
National Retail Properties, Inc.(b)	188,304	8,023,634
Necessity Retail REIT, Inc. (The)	2,304,402	16,222,990
Spirit Realty Capital, Inc.(b)	221,562	10,273,830
Urstadt Biddle Properties, Inc., Class A	445,607	8,390,780

		51,280,483

Specialized REITs-9.70%
EPR Properties	242,841	12,093,482
Four Corners Property Trust, Inc.(b)	314,600	8,299,148
Gaming and Leisure Properties, Inc	226,892	10,303,166

		30,695,796

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $300,416,769)		316,188,819

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-15.22%
Invesco Private Government Fund, 0.12%(c)(d)(e)	14,453,966	14,453,966
Invesco Private Prime Fund, 0.08%(c)(d)(e)	33,697,002	33,700,372

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $48,156,336)		48,154,338

TOTAL INVESTMENTS IN SECURITIES-115.18% (Cost $348,573,105)		364,343,157
OTHER ASSETS LESS LIABILITIES-(15.18)%		(48,024,615)

NET ASSETS-100.00%		$316,318,542

Investment Abbreviations:
REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2022.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ -	$8,089,209	$(8,089,209)	$ -	$ -	$ -	$41

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco KBW Premium Yield Equity REIT ETF (KBWY)–(continued)

February 28, 2022

(Unaudited)

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$15,588,616	$86,509,979	$(87,644,629)	$-	$-	$14,453,966	$1,516	*
Invesco Private Prime Fund	36,373,437	138,978,815	(141,642,782)	(1,999)	(7,099)	33,700,372	12,023	*
Investments in Other Affiliates:
Bluerock Residential Growth REIT, Inc.**	16,111,243	4,698,036	(19,213,260)	6,785,320	5,190,623	13,571,962	286,549

Total	$68,073,296	$238,276,039	$(256,589,880)	$6,783,321	$5,183,524	$61,726,300	$300,129

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

**	As of February 28, 2022, this security was not considered as an affiliate of the Fund.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition REIT Sub-Industry Breakdown (% of the Fund’s Net Assets) as of February 28, 2022

Health Care REITs	22.97

Retail REITs	16.21

Diversified REITs	14.79

Office REITs	14.55

Residential REITs	13.67

Specialized REITs	9.70

Industrial REITs	8.07

Money Market Funds Plus Other Assets Less Liabilities	0.04

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco KBW Property & Casualty Insurance ETF (KBWP)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.82%
Multi-line Insurance-17.84%
American International Group, Inc.	112,642	$6,898,196
Assurant, Inc.	19,479	3,305,781
Hartford Financial Services Group, Inc. (The)	44,818	3,113,955
Horace Mann Educators Corp.	31,175	1,296,568

		14,614,500

Property & Casualty Insurance-73.13%
Allstate Corp. (The)	54,499	6,668,498
American Financial Group, Inc.	22,175	3,002,273
Arch Capital Group Ltd.(b)	73,369	3,456,414
AXIS Capital Holdings Ltd.	59,631	3,257,045
Chubb Ltd.	33,014	6,722,971
Cincinnati Financial Corp.	26,010	3,193,768
Hanover Insurance Group, Inc. (The)	24,331	3,394,418
James River Group Holdings Ltd.(c)	28,019	745,305
Kemper Corp.	47,826	2,555,822
Mercury General Corp.	41,604	2,288,220
ProAssurance Corp.	40,564	977,592
Progressive Corp. (The)	63,755	6,753,567
RLI Corp.	28,823	2,925,535
Selective Insurance Group, Inc.	39,217	3,262,462
Travelers Cos., Inc. (The)	40,319	6,928,014
Universal Insurance Holdings, Inc.	23,418	270,712
W.R. Berkley Corp.	38,658	3,490,817

		59,893,433

Reinsurance-8.85%
Everest Re Group Ltd.	11,558	3,446,827
RenaissanceRe Holdings Ltd. (Bermuda)	19,222	2,898,293
SiriusPoint Ltd. (Bermuda)(b)	121,677	899,193

		7,244,313

Total Common Stocks & Other Equity Interests (Cost $74,107,934)		81,752,246

	Shares	Value
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $56,900)	56,900	$56,900

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $74,164,834)		81,809,146

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.07%
Invesco Private Government Fund, 0.12%(d)(e)(f)	17,313	17,313
Invesco Private Prime Fund, 0.08%(d)(e)(f)	40,394	40,398

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $57,713)		57,711

TOTAL INVESTMENTS IN SECURITIES-99.96% (Cost $74,222,547)		81,866,857
OTHER ASSETS LESS LIABILITIES-0.04%		30,295

NET ASSETS-100.00%		$81,897,152

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$17,923	$1,726,729	$(1,687,752)	$ -	$ -	$ 56,900	$ 11

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco KBW Property & Casualty Insurance ETF (KBWP)–(continued)

February 28, 2022

(Unaudited)

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$12,250	$3,590,625	$(3,585,562)	$-	$-	$17,313	$42	*
Invesco Private Prime Fund	31,217	8,352,165	(8,342,734)	(2)	(248)	40,398	509	*

Total	$61,390	$13,669,519	$(13,616,048)	$(2)	$(248)	$114,611	$562

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition Sub-Industry Breakdown (% of the Fund’s Net Assets) as of February 28, 2022

Property & Casualty Insurance	73.13

Multi-line Insurance	17.84

Reinsurance	8.85

Money Market Funds Plus Other Assets Less Liabilities	0.18

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco KBW Regional Banking ETF (KBWR)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Regional Banks-95.36%
Ameris Bancorp	35,190	$1,741,905
Associated Banc-Corp.	78,196	1,907,200
Atlantic Union Bankshares Corp	41,983	1,705,769
Bank of Hawaii Corp.	21,464	1,849,767
Bank OZK	38,304	1,801,054
BankUnited, Inc.	43,199	1,909,396
Brookline Bancorp, Inc	43,021	737,380
Cadence Bank	58,609	1,853,217
Cathay General Bancorp	40,872	1,922,210
Columbia Banking System, Inc.(b)	43,517	1,594,028
Commerce Bancshares, Inc	50,288	3,609,673
Community Bank System, Inc	24,207	1,765,659
Cullen/Frost Bankers, Inc.	26,266	3,696,414
CVB Financial Corp.(b)	75,101	1,770,882
East West Bancorp, Inc.	44,480	3,894,669
Eastern Bankshares, Inc.	84,962	1,857,269
F.N.B. Corp.	146,860	1,972,330
First Bancorp	113,951	1,608,988
First Commonwealth Financial Corp	52,603	849,538
First Financial Bancorp	51,944	1,276,784
First Financial Bankshares, Inc.	34,258	1,641,643
First Hawaiian, Inc.	65,239	1,896,498
First Interstate BancSystem, Inc., Class A	23,116	938,510
Fulton Financial Corp.	89,384	1,610,700
Glacier Bancorp, Inc.(b)	31,542	1,747,427
Hancock Whitney Corp.	35,839	1,995,515
Home BancShares, Inc.	71,467	1,673,042
Hope Bancorp, Inc.	66,601	1,129,553
Independent Bank Corp.	21,661	1,863,063
Old National Bancorp	91,886	1,679,676
Pacific Premier Bancorp, Inc.	44,133	1,708,388
PacWest Bancorp	38,272	1,891,402
Pinnacle Financial Partners, Inc.	31,390	3,172,901
Popular, Inc.	22,005	2,021,159
Prosperity Bancshares, Inc.	24,023	1,788,753
Simmons First National Corp., Class A(b)	58,752	1,675,607
South State Corp.(b)	21,911	1,971,990
Synovus Financial Corp.	37,810	1,990,696
Texas Capital Bancshares, Inc.(c)	28,081	1,870,195
Trustmark Corp.	34,600	1,089,554
UMB Financial Corp.	17,008	1,732,435

	Shares	Value
Regional Banks-(continued)
United Bankshares, Inc.(b)	47,931	$1,755,233
United Community Banks, Inc.(b)	49,548	1,915,526
Valley National Bancorp(b)	127,424	1,780,113
Webster Financial Corp.	31,774	1,913,113
Western Alliance Bancorporation	31,202	2,924,875
Wintrust Financial Corp.	19,544	1,941,892

		88,643,591

Thrifts & Mortgage Finance-4.47%
Provident Financial Services, Inc.	42,874	1,017,400
Washington Federal, Inc.	36,138	1,285,790
WSFS Financial Corp.	36,470	1,853,770

		4,156,960

Total Common Stocks & Other Equity Interests (Cost $88,047,705)		92,800,551

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $46,193)	46,193	46,193

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $88,093,898)		92,846,744

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-8.93%
Invesco Private Government Fund, 0.12%(d)(e)(f)	2,491,118	2,491,118
Invesco Private Prime Fund, 0.08%(d)(e)(f)	5,812,027	5,812,608

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,304,020)		8,303,726

TOTAL INVESTMENTS IN SECURITIES-108.81% (Cost $96,397,918)		101,150,470
OTHER ASSETS LESS LIABILITIES-(8.81)%		(8,192,663)

NET ASSETS-100.00%		$92,957,807

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco KBW Regional Banking ETF (KBWR)–(continued)

February 28, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2022.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$57,308	$1,132,214	$(1,143,329)	$-	$-	$46,193	$8
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	793,247	13,111,772	(11,413,901)	-	-	2,491,118	278	*
Invesco Private Prime Fund	1,850,911	30,370,339	(26,406,976)	(294)	(1,372)	5,812,608	2,005	*

Total	$2,701,466	$44,614,325	$(38,964,206)	$(294)	$(1,372)	$8,349,919	$2,291

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition Sub-Industry Breakdown (% of the Fund’s Net Assets) as of February 28, 2022

Regional Banks	95.36

Thrifts & Mortgage Finance	4.47

Money Market Funds Plus Other Assets Less Liabilities	0.17

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Statements of Assets and Liabilities

February 28, 2022

(Unaudited)

	Invesco KBW Bank ETF (KBWB)	Invesco KBW High Dividend Yield Financial ETF (KBWD)	Invesco KBW Premium Yield Equity REIT ETF (KBWY)	Invesco KBW Property & Casualty Insurance ETF (KBWP)	Invesco KBW Regional Banking ETF (KBWR)
Assets:
Unaffiliated investments in securities, at value(a)	$3,480,540,363	$467,073,205	$316,188,819	$81,752,246	$92,800,551
Affiliated investments in securities, at value	12,168,898	74,729,695	48,154,338	114,611	8,349,919
Cash	-	-	83,234	-	-
Receivable for:
Dividends	4,309,049	725,931	165,232	109,581	130,450
Securities lending	1,994	8,810	3,593	3	882
Investments sold	116,474,818	-	-	-	-
Fund shares sold	51,088,890	-	-	-	2,637,783

Total assets	3,664,584,012	542,537,641	364,595,216	81,976,441	103,919,585

Liabilities:
Due to custodian	317	353,472	-	-	-
Payable for:
Investments purchased	50,566,545	-	-	-	2,634,435
Investments purchased - affiliated broker	414,404	-	35,167	-	-
Collateral upon return of securities loaned	9,436,507	74,732,893	48,156,336	57,713	8,304,020
Fund shares repurchased	116,720,962	-	-	-	-
Accrued unitary management fees	968,125	129,010	85,171	21,576	23,323

Total liabilities	178,106,860	75,215,375	48,276,674	79,289	10,961,778

Net Assets	$3,486,477,152	$467,322,266	$316,318,542	$81,897,152	$92,957,807

Net assets consist of:
Shares of beneficial interest	$3,326,745,465	$593,948,698	$443,617,019	$80,417,762	$97,024,405
Distributable earnings (loss)	159,731,687	(126,626,432)	(127,298,477)	1,479,390	(4,066,598)

Net Assets	$3,486,477,152	$467,322,266	$316,318,542	$81,897,152	$92,957,807

Shares outstanding (unlimited amount authorized, $0.01 par value)	50,500,000	24,510,000	13,110,000	1,000,000	1,410,000
Net asset value	$69.04	$19.07	$24.13	$81.90	$65.93

Market price	$68.99	$19.08	$24.14	$81.88	$65.69

Unaffiliated investments in securities, at cost	$3,538,006,917	$452,253,361	$300,416,769	$74,107,934	$88,047,705

Affiliated investments in securities, at cost	$12,168,898	$74,732,893	$48,156,336	$114,613	$8,350,213

(a) Includes securities on loan with an aggregate value of:	$9,103,908	$72,312,822	$47,162,287	$56,339	$8,135,629

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Statements of Operations

For the six months ended February 28, 2022

(Unaudited)

	Invesco KBW Bank ETF (KBWB)	Invesco KBW High Dividend Yield Financial ETF (KBWD)	Invesco KBW Premium Yield Equity REIT ETF (KBWY)	Invesco KBW Property & Casualty Insurance ETF (KBWP)	Invesco KBW Regional Banking ETF (KBWR)
Investment income:
Unaffiliated dividend income	$38,756,543	$20,115,691	$10,020,591	$1,148,224	$938,927
Affiliated dividend income	273	71	286,590	11	8
Securities lending income	13,638	128,210	15,494	623	2,559
Foreign withholding tax	-	-	-	-	(3,712)

Total investment income	38,770,454	20,243,972	10,322,675	1,148,858	937,782

Expenses:
Unitary management fees	5,547,055	851,954	575,545	140,682	133,942

Net expenses	5,547,055	851,954	575,545	140,682	133,942

Net investment income	33,223,399	19,392,018	9,747,130	1,008,176	803,840

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(24,234,954)	3,826,543	11,395,421	(54,390)	(955,550)
Affiliated investment securities	(5,225)	(20,183)	5,183,524	(248)	(1,372)
In-kind redemptions	248,779,973	19,278,284	24,686,283	2,116,227	875,234

Net realized gain (loss)	224,539,794	23,084,644	41,265,228	2,061,589	(81,688)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(105,264,615)	(64,668,436)	(45,499,596)	(586,419)	7,083,631
Affiliated investment securities	-	(3,199)	6,783,321	(2)	(294)

Change in net unrealized appreciation (depreciation)	(105,264,615)	(64,671,635)	(38,716,275)	(586,421)	7,083,337

Net realized and unrealized gain (loss)	119,275,179	(41,586,991)	2,548,953	1,475,168	7,001,649

Net increase (decrease) in net assets resulting from operations	$152,498,578	$(22,194,973)	$12,296,083	$2,483,344	$7,805,489

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

(This Page Intentionally Left Blank)

15

Statements of Changes in Net Assets

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	Invesco KBW Bank ETF (KBWB)		Invesco KBW High Dividend Yield Financial ETF (KBWD)
	Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021
Operations:
Net investment income	$33,223,399	$41,908,427	$19,392,018	$22,881,881
Net realized gain (loss)	224,539,794	516,670,012	23,084,644	(6,083,384)
Change in net unrealized appreciation (depreciation)	(105,264,615)	209,700,645	(64,671,635)	134,861,819

Net increase (decrease) in net assets resulting from operations	152,498,578	768,279,084	(22,194,973)	151,660,316

Distributions to Shareholders from:
Distributable earnings	(34,100,198)	(34,452,457)	(19,209,631)	(26,982,397)

Shareholder Transactions:
Proceeds from shares sold	2,781,377,371	5,456,085,474	144,388,295	148,601,484
Value of shares repurchased	(2,391,601,335)	(3,975,572,555)	(101,158,520)	(37,417,928)

Net increase (decrease) in net assets resulting from share transactions	389,776,036	1,480,512,919	43,229,775	111,183,556

Net increase (decrease) in net assets	508,174,416	2,214,339,546	1,825,171	235,861,475

Net assets:
Beginning of period	2,978,302,736	763,963,190	465,497,095	229,635,620

End of period	$3,486,477,152	$2,978,302,736	$467,322,266	$465,497,095

Changes in Shares Outstanding:
Shares sold	39,520,000	95,760,000	7,110,000	7,810,000
Shares repurchased	(34,000,000)	(70,080,000)	(5,110,000)	(2,000,000)
Shares outstanding, beginning of period	44,980,000	19,300,000	22,510,000	16,700,000

Shares outstanding, end of period	50,500,000	44,980,000	24,510,000	22,510,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco KBW Premium Yield Equity REIT ETF (KBWY)		Invesco KBW Property & Casualty Insurance ETF (KBWP)		Invesco KBW Regional Banking ETF (KBWR)
Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021

$9,747,130	$8,434,153	$1,008,176	$5,002,625	$803,840	$1,447,442
41,265,228	(22,521,430)	2,061,589	48,555,711	(81,688)	3,960,063
(38,716,275)	91,166,639	(586,421)	10,602,124	7,083,337	15,509,812

12,296,083	77,079,362	2,483,344	64,160,460	7,805,489	20,917,317

(8,323,178)	(17,377,292)	(1,464,750)	(4,271,635)	(851,398)	(1,334,791)

68,893,515	171,624,563	6,499,089	95,105,554	19,238,385	55,708,173
(106,610,750)	(54,289,034)	(14,213,878)	(249,505,040)	(6,762,574)	(30,087,549)

(37,717,235)	117,335,529	(7,714,789)	(154,399,486)	12,475,811	25,620,624

(33,744,330)	177,037,599	(6,696,195)	(94,510,661)	19,429,902	45,203,150

350,062,872	173,025,273	88,593,347	183,104,008	73,527,905	28,324,755

$316,318,542	$350,062,872	$81,897,152	$88,593,347	$92,957,807	$73,527,905

2,890,000	7,900,000	80,000	1,380,000	290,000	940,000
(4,420,000)	(2,510,000)	(180,000)	(3,330,000)	(110,000)	(510,000)
14,640,000	9,250,000	1,100,000	3,050,000	1,230,000	800,000

13,110,000	14,640,000	1,000,000	1,100,000	1,410,000	1,230,000

17

Financial Highlights

Invesco KBW Bank ETF (KBWB)

	Six Months Ended February 28, 2022		Years Ended August 31,			Ten Months Ended August 31,		Years Ended October 31,
	(Unaudited)		2021	2020	2019	2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$66.21		$39.58	$48.15	$57.01	$52.36		$38.40	$37.43

Net investment income(a)	0.73		1.31	1.40	1.27	0.83		0.77	0.68
Net realized and unrealized gain (loss) on investments	2.92		26.56	(8.45)	(8.86)	4.51		13.92	0.98

Total from investment operations	3.65		27.87	(7.05)	(7.59)	5.34		14.69	1.66

Distributions to shareholders from:
Net investment income	(0.82)		(1.24)	(1.52)	(1.27)	(0.69)		(0.73)	(0.69)

Net asset value at end of period	$69.04		$66.21	$39.58	$48.15	$57.01		$52.36	$38.40

Market price at end of period(b)	$68.99		$66.11	$39.68	$48.22	$57.01		$52.39	$38.44

Net Asset Value Total Return(c)	5.62%		71.42%	(14.81)%	(13.30)%	10.24%		38.42%	4.61%
Market Price Total Return(c)	5.70%		70.75%	(14.72)%	(13.18)%	10.18%		38.36%	4.55%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted).	$3,486,477		$2,978,303	$763,963	$563,393	$1,023,260		$932,052	$430,134
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35	%(d)	0.35%	0.35%
Net investment income	2.10	%(d)	2.25%	3.07%	2.51%	1.78	%(d)	1.60%	1.92%
Portfolio turnover rate(e)	9%		22%	18%	13%	7%		9%	12%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Financial Highlights–(continued)

Invesco KBW High Dividend Yield Financial ETF (KBWD)

	Six Months Ended February 28, 2022		Years Ended August 31,			Ten Months Ended August 31,		Years Ended October 31,
	(Unaudited)		2021	2020	2019	2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$20.68		$13.75	$19.81	$23.68	$23.43		$21.49	$22.39

Net investment income(a)	0.81		1.19	1.39	1.59	1.23		1.84	1.57
Net realized and unrealized gain (loss) on investments	(1.62)		7.14	(5.66)	(3.67)	0.69		2.16	(0.53)

Total from investment operations	(0.81)		8.33	(4.27)	(2.08)	1.92		4.00	1.04

Distributions to shareholders from:
Net investment income	(0.80)		(1.40)	(1.79)	(1.79)	(1.67)		(1.88)	(1.81)
Return of capital	-		-	-	-	-		(0.18)	(0.13)

Total distributions	(0.80)		(1.40)	(1.79)	(1.79)	(1.67)		(2.06)	(1.94)

Net asset value at end of period	$19.07		$20.68	$13.75	$19.81	$23.68		$23.43	$21.49

Market price at end of period(b)	$19.08		$20.69	$13.77	$19.80	$23.69		$23.46	$21.51

Net Asset Value Total Return(c)	(4.01)%		62.77%	(22.34)%	(9.06)%	8.57%		18.95%	5.46%
Market Price Total Return(c)	(4.00)%		62.61%	(22.18)%	(9.15)%	8.47%		18.99%	5.56%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$467,322		$465,497	$229,636	$270,390	$344,556		$319,788	$221,379
Ratio to average net assets of:
Expenses(d)	0.35	%(e)	0.35%	0.35%	0.35%	0.35	%(e)	0.35%	0.35%
Net investment income	7.97	%(e)	6.55%	8.08%	7.32%	6.36	%(e)	7.77%	7.45%
Portfolio turnover rate(f)	55%		59%	77%	54%	46%		52%	113%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Financial Highlights–(continued)

Invesco KBW Premium Yield Equity REIT ETF (KBWY)

	Six Months Ended February 28, 2022		Years Ended August 31,			Ten Months Ended August 31,		Years Ended October 31,
	(Unaudited)		2021	2020	2019	2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$23.91		$18.71	$29.25	$35.80	$36.64		$33.95	$31.51

Net investment income(a)	0.71		0.69	1.36	1.21	1.45		1.49	1.40
Net realized and unrealized gain (loss) on investments	0.12		5.94	(9.62)	(5.86)	(0.18)		3.78	3.36

Total from investment operations	0.83		6.63	(8.26)	(4.65)	1.27		5.27	4.76

Distributions to shareholders from:
Net investment income	(0.61)		(1.43)	(2.28)	(1.90)	(2.11)		(2.58)	(2.32)

Net asset value at end of period	$24.13		$23.91	$18.71	$29.25	$35.80		$36.64	$33.95

Market price at end of period(b)	$24.14		$23.89	$18.74	$29.26	$35.80		$36.67	$33.95

Net Asset Value Total Return(c)	3.52%		36.86%	(28.96)%	(12.94)%	4.05%		15.71%	15.68%
Market Price Total Return(c)	3.65%		36.52%	(28.87)%	(12.91)%	3.95%		15.79%	15.64%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$316,319		$350,063	$173,025	$317,390	$442,126		$381,021	$188,425
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35	%(d)	0.35%	0.35%
Net investment income	5.93	%(d)	3.16%	5.45%	3.94%	5.16	%(d)	4.04%	4.18%
Portfolio turnover rate(e)	56%		72%	100%	69%	53%		61%	87%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Financial Highlights–(continued)

Invesco KBW Property & Casualty Insurance ETF (KBWP)

	Six Months Ended February 28, 2022		Years Ended August 31,					Ten Months Ended August 31,		Years Ended October 31,
	(Unaudited)		2021		2020	2019		2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$80.54		$60.03		$70.73	$63.85		$59.67		$50.41	$48.24

Net investment income(a)	0.99		1.94	(b)	1.28	1.35		1.22		1.12	1.08
Net realized and unrealized gain (loss) on investments	1.84		20.09		(10.63)	7.06		4.06		9.23	2.06

Total from investment operations	2.83		22.03		(9.35)	8.41		5.28		10.35	3.14

Distributions to shareholders from:
Net investment income	(1.47)		(1.52)		(1.35)	(1.53)		(1.10)		(1.09)	(0.93)
Net realized gains	-		-		-	-		-		-	(0.04)

Total distributions	(1.47)		(1.52)		(1.35)	(1.53)		(1.10)		(1.09)	(0.97)

Net asset value at end of period	$81.90		$80.54		$60.03	$70.73		$63.85		$59.67	$50.41

Market price at end of period(c)	$81.88		$80.48		$60.13	$70.78		$63.92		$59.68	$50.44

Net Asset Value Total Return(d)	3.66%		37.10%		(13.11)%	13.54%		8.99%		20.68%	6.63%
Market Price Total Return(d)	3.71%		36.78%		(13.03)%	13.50%		9.09%		20.63%	6.43%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$81,897		$88,593		$183,104	$109,630		$67,040		$98,462	$63,010
Ratio to average net assets of:
Expenses	0.35	%(e)	0.35%		0.35%	0.36	%(f)	0.35	%(e)	0.35%	0.35%
Net investment income	2.51	%(e)	2.82	%(b)	2.04%	2.09	%(f)	2.41	%(e)	1.97%	2.23%
Portfolio turnover rate(g)	4%		16%		16%	14%		22%		16%	20%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $1.54 and 2.23%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Financial Highlights–(continued)

Invesco KBW Regional Banking ETF (KBWR)

	Six Months Ended February 28, 2022		Years Ended August 31,				Ten Months Ended August 31,		Years Ended October 31,
	(Unaudited)		2021	2020	2019		2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$59.78		$35.41	$47.62	$59.19		$55.13		$44.09	$42.40

Net investment income(a)	0.66		1.32	1.32	1.20		0.89		0.94	0.87
Net realized and unrealized gain (loss) on investments	6.22		24.29	(12.07)	(11.52)		3.94		10.96	1.63

Total from investment operations	6.88		25.61	(10.75)	(10.32)		4.83		11.90	2.50

Distributions to shareholders from:
Net investment income	(0.73)		(1.24)	(1.46)	(1.25)		(0.77)		(0.86)	(0.81)

Net asset value at end of period	$65.93		$59.78	$35.41	$47.62		$59.19		$55.13	$44.09

Market price at end of period(b)	$65.69		$59.66	$35.44	$47.61		$59.19		$55.20	$44.15

Net Asset Value Total Return(c)	11.68%		73.45%	(22.87)%	(17.48)%		8.79%		27.06%	6.05%
Market Price Total Return(c)	11.50%		72.96%	(22.80)%	(17.50)%		8.65%		27.05%	6.14%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$92,958		$73,528	$28,325	$69,047		$195,338		$148,854	$136,682
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.36	%(e)	0.35	%(d)	0.35%	0.35%
Net investment income	2.10	%(d)	2.41%	2.96%	2.33	%(e)	1.85	%(d)	1.75%	2.11%
Portfolio turnover rate(f)	17%		20%	21%	15%		14%		21%	23%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 28, 2022

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco KBW Bank ETF (KBWB)	“KBW Bank ETF”
Invesco KBW High Dividend Yield Financial ETF (KBWD)	“KBW High Dividend Yield Financial ETF”
Invesco KBW Premium Yield Equity REIT ETF (KBWY)	“KBW Premium Yield Equity REIT ETF”
Invesco KBW Property & Casualty Insurance ETF (KBWP)	“KBW Property & Casualty Insurance ETF”
Invesco KBW Regional Banking ETF (KBWR)	“KBW Regional Banking ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
KBW Bank ETF	KBW Nasdaq Bank Index
KBW High Dividend Yield Financial ETF	KBW Nasdaq Financial Sector Dividend Yield Index
KBW Premium Yield Equity REIT ETF	KBW Nasdaq Premium Yield Equity REIT Index
KBW Property & Casualty Insurance ETF	KBW Nasdaq Property & Casualty Index
KBW Regional Banking ETF	KBW Nasdaq Regional Banking IndexTM

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance

23

on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

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Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund (except for KBW High Dividend Yield Financial ETF and KBW Premium Yield Equity REIT ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. KBW High Dividend Yield Financial ETF and KBW Premium Yield Equity REIT ETF each declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

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H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

On September 14, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, to serve as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also continues to serve as a lending agent. Prior to September 14, 2021, BNYM served as the sole securities lending agent for each Fund under the securities lending program. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the period September 14, 2021 through February 28, 2022, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco by each Fund (except for KBW High Dividend Yield Financial ETF) were less than $500. KBW High Dividend Yield Financial ETF paid Invesco $2,124 in fees for securities lending agent services.

J.	Other Risks

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a

26

company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

High Dividend Paying Securities Risk. Certain Funds invest in securities that pay high dividends. As a group, these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in which a Fund invests and the capital resources available for such companies’ dividend payments may adversely affect a Fund.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because KBW Bank ETF and KBW Property & Casualty Insurance ETF are non-diversified and can invest a greater portion of their respective assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty.

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The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)
KBW Bank ETF	0.35%
KBW High Dividend Yield Financial ETF	0.35%
KBW Premium Yield Equity REIT ETF	0.35%
KBW Property & Casualty Insurance ETF	0.35%
KBW Regional Banking ETF	0.35%

Further, through at least August 31, 2023, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended February 28, 2022, no fees were waived.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with Keefe, Bruyette & Woods, Inc. (the “Licensor”).

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended February 28, 2022, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

KBW Bank ETF	$25,946
KBW High Dividend Yield Financial ETF	19,432
KBW Premium Yield Equity REIT ETF	9,397
KBW Property & Casualty Insurance ETF	513
KBW Regional Banking ETF	2,620

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

28

For the six months ended February 28, 2022, the following Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains*
KBW Premium Yield Equity REIT ETF	$-	$13,467,786	$4,202,711

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.

Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
KBW Bank ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,480,540,363	$-	$-	$3,480,540,363
Money Market Funds	2,732,391	9,436,507	-	12,168,898

Total Investments	$3,483,272,754	$9,436,507	$-	$3,492,709,261

KBW High Dividend Yield Financial ETF
Investments in Securities
Common Stocks & Other Equity Interests	$379,839,360	$-	$-	$379,839,360
Closed-End Funds	87,233,845	-	-	87,233,845
Money Market Funds	-	74,729,695	-	74,729,695

Total Investments	$467,073,205	$74,729,695	$-	$541,802,900

KBW Premium Yield Equity REIT ETF
Investments in Securities
Common Stocks & Other Equity Interests	$316,188,819	$-	$-	$316,188,819
Money Market Funds	-	48,154,338	-	48,154,338

Total Investments	$316,188,819	$48,154,338	$-	$364,343,157

KBW Property & Casualty Insurance ETF
Investments in Securities
Common Stocks & Other Equity Interests	$81,752,246	$-	$-	$81,752,246
Money Market Funds	56,900	57,711	-	114,611

Total Investments	$81,809,146	$57,711	$-	$81,866,857

KBW Regional Banking ETF
Investments in Securities
Common Stocks & Other Equity Interests	$92,800,551	$-	$-	$92,800,551
Money Market Funds	46,193	8,303,726	-	8,349,919

Total Investments	$92,846,744	$8,303,726	$-	$101,150,470

29

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of August 31, 2021, as follows:

	No expiration
	Short-Term	Long-Term	Total*
KBW Bank ETF	$-	$891,034	$891,034
KBW High Dividend Yield Financial ETF	30,366,654	121,988,726	152,355,380
KBW Premium Yield Equity REIT ETF	61,040,975	117,719,192	178,760,167
KBW Property & Casualty Insurance ETF	1,705,444	6,139,139	7,844,583
KBW Regional Banking ETF	1,911,220	6,623,336	8,534,556

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

For the six months ended February 28, 2022, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
KBW Bank ETF	$279,970,028	$283,167,466
KBW High Dividend Yield Financial ETF	271,373,907	262,114,788
KBW Premium Yield Equity REIT ETF	187,964,423	182,350,579
KBW Property & Casualty Insurance ETF	2,841,070	3,460,827
KBW Regional Banking ETF	13,089,200	13,145,804

For the six months ended February 28, 2022, in-kind transactions associated with creations and redemptions were as follows:

	In-kind	In-kind
	Purchases	Sales
KBW Bank ETF	$2,763,798,271	$2,374,518,666
KBW High Dividend Yield Financial ETF	137,125,639	101,617,937
KBW Premium Yield Equity REIT ETF	52,141,833	93,889,550
KBW Property & Casualty Insurance ETF	6,488,793	14,078,854
KBW Regional Banking ETF	19,222,123	6,751,955

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At February 28, 2022, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost
KBW Bank ETF	$104,026,927	$(177,875,908)	$(73,848,981)	$3,566,558,242
KBW High Dividend Yield Financial ETF	37,794,032	(35,332,115)	2,461,917	539,340,983
KBW Premium Yield Equity REIT ETF	32,716,833	(23,944,323)	8,772,510	355,570,647
KBW Property & Casualty Insurance ETF	11,489,098	(4,501,130)	6,987,968	74,878,889
KBW Regional Banking ETF	6,317,936	(2,032,302)	4,285,634	96,864,836

30

NOTE 8–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

31

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2022.

In addition to the fees and expenses which the Invesco KBW High Dividend Yield Financial ETF (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly are included in the Portfolio’s total returns.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco KBW Bank ETF (KBWB) Actual	$1,000.00	$1,056.20	0.35%	$1.78

Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
Invesco KBW High Dividend Yield Financial ETF (KBWD) Actual	1,000.00	959.90	0.35	1.70

Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76

32

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco KBW Premium Yield Equity REIT ETF (KBWY)

Actual	$1,000.00	$1,035.20	0.35%	$1.77

Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
Invesco KBW Property & Casualty Insurance ETF (KBWP)

Actual	1,000.00	1,036.60	0.35	1.77

Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
Invesco KBW Regional Banking ETF (KBWR)

Actual	1,000.00	1,116.80	0.35	1.84

Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2022. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

33

(This Page Intentionally Left Blank)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2022 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-KBW-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders
February 28, 2022
PBUS	Invesco PureBetaSM MSCI USA ETF

PBSM	Invesco PureBetaSM MSCI USA Small Cap ETF

PBND	Invesco PureBetaSM US Aggregate Bond ETF

2

Invesco PureBetaSM MSCI USA ETF (PBUS)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-9.60%
Activision Blizzard, Inc.	47,668	$3,884,942
Alphabet, Inc., Class A(b)	18,410	49,727,987
Alphabet, Inc., Class C(b)	17,501	47,214,548
AMC Entertainment Holdings, Inc., Class A(b)(c)	31,454	593,222
AT&T, Inc.	437,029	10,353,217
Cable One, Inc.	333	477,139
Charter Communications, Inc., Class A(b)(c)	7,681	4,622,272
Comcast Corp., Class A	279,040	13,047,910
Discovery, Inc., Class A(b)	10,320	289,476
Discovery, Inc., Class C(b)	19,195	536,884
DISH Network Corp., Class A(b)	15,104	482,724
Electronic Arts, Inc.	17,364	2,258,883
Fox Corp., Class A	19,732	825,390
Fox Corp., Class B	9,200	351,992
IAC/InterActiveCorp.(b)	4,871	558,996
Interpublic Group of Cos., Inc. (The)	24,098	886,806
Liberty Broadband Corp., Class A(b)	1,460	211,423
Liberty Broadband Corp., Class C(b)	8,659	1,270,275
Liberty Global PLC, Class A (United Kingdom)(b)	9,690	249,808
Liberty Global PLC, Class C (United Kingdom)(b)	20,530	531,111
Liberty Media Corp.-Liberty Formula One, Class C(b)	11,837	718,861
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	5,048	254,217
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	10,309	518,749
Live Nation Entertainment, Inc.(b)	10,164	1,228,015
Lumen Technologies, Inc.(c)	53,263	551,805
Match Group, Inc.(b)(c)	16,459	1,835,014
Meta Platforms, Inc., Class A(b)	144,816	30,560,521
Netflix, Inc.(b)	27,109	10,695,043
News Corp., Class A	24,050	536,796
Omnicom Group, Inc.	13,082	1,097,449
Paramount Global, Class B	37,130	1,136,549
Pinterest, Inc., Class A(b)	34,437	921,190
Roku, Inc., Class A(b)	7,204	1,005,174
Sirius XM Holdings, Inc.(c)	61,779	380,559
Snap, Inc., Class A(b)	66,365	2,650,618
Take-Two Interactive Software, Inc.(b)	7,106	1,151,172
T-Mobile US, Inc.(b)	38,221	4,709,209
Twitter, Inc.(b)	48,936	1,739,675
Verizon Communications, Inc.	253,378	13,598,797
Walt Disney Co. (The)(b)	111,240	16,514,690
ZoomInfo Technologies, Inc., Class A(b)	17,274	944,715

		231,123,823

Consumer Discretionary-11.88%
Advance Auto Parts, Inc.	3,847	786,635
Airbnb, Inc., Class A(b)	18,042	2,733,183
Amazon.com, Inc.(b)	27,934	85,792,577
Aptiv PLC(b)	16,555	2,142,879
Aramark(c)	14,103	521,247
AutoZone, Inc.(b)	1,283	2,390,729
Bath & Body Works, Inc.	16,180	863,527

	Shares	Value
Consumer Discretionary-(continued)
Best Buy Co., Inc.	13,548	$1,309,279
Booking Holdings, Inc.(b)	2,513	5,458,864
BorgWarner, Inc.	14,674	601,781
Burlington Stores, Inc.(b)(c)	4,086	922,987
Caesars Entertainment, Inc.(b)	13,083	1,101,458
CarMax, Inc.(b)	9,948	1,087,615
Carnival Corp.(b)(c)	51,034	1,037,521
Carvana Co.(b)(c)	4,714	709,316
Chewy, Inc., Class A(b)(c)	5,544	261,344
Chipotle Mexican Grill, Inc.(b)	1,722	2,623,209
D.R. Horton, Inc.	20,755	1,772,477
Darden Restaurants, Inc.	7,956	1,155,370
Dollar General Corp.	14,279	2,832,097
Dollar Tree, Inc.(b)	13,767	1,956,015
Domino’s Pizza, Inc.	2,248	971,608
DoorDash, Inc., Class A(b)	6,674	700,436
DraftKings, Inc., Class A(b)(c)	19,900	471,232
eBay, Inc.	38,311	2,091,397
Etsy, Inc.(b)	7,759	1,201,792
Expedia Group, Inc.(b)	8,935	1,752,243
Ford Motor Co.	240,234	4,218,509
Garmin Ltd.	9,416	1,039,903
General Motors Co.(b)	79,968	3,736,105
Genuine Parts Co.	8,738	1,067,434
Hasbro, Inc.	8,020	778,341
Hilton Worldwide Holdings, Inc.(b)	17,058	2,539,254
Home Depot, Inc. (The)	63,907	20,183,748
Las Vegas Sands Corp.(b)	21,040	901,774
Lear Corp.	3,650	574,291
Lennar Corp., Class A	16,765	1,506,838
LKQ Corp.	17,037	799,887
Lowe’s Cos., Inc.	41,233	9,114,967
Lucid Group, Inc.(b)(c)	25,189	729,977
lululemon athletica, inc.(b)	7,245	2,317,965
Marriott International, Inc., Class A(b)	16,942	2,882,512
McDonald’s Corp.	45,731	11,193,577
MercadoLibre, Inc. (Brazil)(b)	2,779	3,130,960
MGM Resorts International	22,960	1,016,898
Mohawk Industries, Inc.(b)	3,585	504,696
Newell Brands, Inc.	23,431	556,486
NIKE, Inc., Class B	78,202	10,678,483
NVR, Inc.(b)	202	1,001,605
O’Reilly Automotive, Inc.(b)	4,124	2,677,466
Peloton Interactive, Inc., Class A(b)(c)	17,319	503,290
Pool Corp.	2,453	1,124,897
PulteGroup, Inc.	15,495	769,482
Rivian Automotive, Inc., Class A(b)(c)	10,924	738,025
Ross Stores, Inc.	21,790	1,991,388
Royal Caribbean Cruises Ltd.(b)(c)	14,034	1,132,824
Starbucks Corp.	71,881	6,597,957
Target Corp.	29,322	5,857,656
Tesla, Inc.(b)	52,242	45,473,004
TJX Cos., Inc. (The)	73,595	4,864,629
Tractor Supply Co.	6,973	1,421,028
Ulta Beauty, Inc.(b)	3,160	1,183,420
Vail Resorts, Inc.	2,475	644,861
VF Corp.	20,433	1,185,523
Wayfair, Inc., Class A(b)(c)	4,534	638,705

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco PureBetaSM MSCI USA ETF (PBUS)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
Whirlpool Corp.	3,717	$748,121
Wynn Resorts Ltd.(b)(c)	6,353	549,662
Yum! Brands, Inc.	18,035	2,210,730

		286,035,696

Consumer Staples-6.02%
Altria Group, Inc.	112,507	5,770,484
Archer-Daniels-Midland Co.	34,238	2,685,971
Brown-Forman Corp., Class B	18,955	1,236,435
Bunge Ltd.	8,647	904,044
Campbell Soup Co.	12,012	540,180
Church & Dwight Co., Inc.	14,983	1,466,087
Clorox Co. (The)	7,519	1,096,195
Coca-Cola Co. (The)	251,131	15,630,393
Colgate-Palmolive Co.	49,003	3,770,781
Conagra Brands, Inc.	29,357	1,026,614
Constellation Brands, Inc., Class A	10,053	2,167,628
Costco Wholesale Corp.	27,059	14,050,386
Estee Lauder Cos., Inc. (The), Class A	14,191	4,205,219
General Mills, Inc.	37,068	2,499,495
Hershey Co. (The)	8,898	1,799,709
Hormel Foods Corp.	18,262	870,002
JM Smucker Co. (The)	6,632	893,662
Kellogg Co.	15,658	1,001,173
Keurig Dr Pepper, Inc.	43,390	1,677,891
Kimberly-Clark Corp.	20,607	2,682,001
Kraft Heinz Co. (The)	41,201	1,615,903
Kroger Co. (The)	43,314	2,027,095
McCormick & Co., Inc.	15,260	1,452,294
Molson Coors Beverage Co., Class B	11,660	608,419
Mondelez International, Inc., Class A	85,372	5,590,159
Monster Beverage Corp.(b)	24,287	2,049,823
PepsiCo, Inc.	84,618	13,855,351
Philip Morris International, Inc.	95,278	9,629,747
Procter & Gamble Co. (The)	148,101	23,087,465
Sysco Corp.	31,375	2,732,762
Tyson Foods, Inc., Class A	18,040	1,671,586
Walgreens Boots Alliance, Inc.	45,029	2,075,387
Walmart, Inc.	93,861	12,686,253

		145,056,594

Energy-3.48%
Baker Hughes Co., Class A	50,547	1,485,071
Cheniere Energy, Inc.	14,744	1,959,478
Chevron Corp.	117,995	16,991,280
ConocoPhillips	80,719	7,657,004
Coterra Energy, Inc.	47,301	1,103,532
Devon Energy Corp.	39,361	2,343,948
Diamondback Energy, Inc.	10,533	1,454,607
EOG Resources, Inc.	35,807	4,114,940
Exxon Mobil Corp.	259,094	20,318,151
Halliburton Co.	54,781	1,836,807
Hess Corp.	17,060	1,724,084
Kinder Morgan, Inc.	124,675	2,169,345
Marathon Petroleum Corp.	37,674	2,933,674
Occidental Petroleum Corp.	57,160	2,499,607
ONEOK, Inc.	27,291	1,782,102
Phillips 66	26,816	2,258,980
Pioneer Natural Resources Co.	14,193	3,400,643
Schlumberger N.V.	85,841	3,368,401

	Shares	Value
Energy-(continued)
Valero Energy Corp.	25,021	$2,089,504
Williams Cos., Inc. (The)	74,360	2,325,981

		83,817,139

Financials-11.26%
Aflac, Inc.	38,461	2,349,582
AGNC Investment Corp.	32,031	413,520
Alleghany Corp.(b)	838	554,689
Allstate Corp. (The)	17,545	2,146,806
Ally Financial, Inc.	22,304	1,112,970
American Express Co.	40,292	7,838,406
American Financial Group, Inc.	4,412	597,341
American International Group, Inc.	50,814	3,111,849
Ameriprise Financial, Inc.	6,848	2,052,962
Annaly Capital Management, Inc.(c)	88,747	617,679
Aon PLC, Class A	13,484	3,939,216
Apollo Global Management, Inc.(c)	22,016	1,436,764
Arch Capital Group Ltd.(b)	23,631	1,113,256
Arthur J. Gallagher & Co.	12,685	2,006,640
Assurant, Inc.	3,487	591,779
Bank of America Corp.	450,779	19,924,432
Bank of New York Mellon Corp. (The)	48,013	2,551,891
Berkshire Hathaway, Inc., Class B(b)	79,773	25,643,031
BlackRock, Inc.	9,297	6,915,945
Blackstone, Inc., Class A	42,037	5,358,456
Brown & Brown, Inc.	14,692	993,326
Capital One Financial Corp.	26,048	3,992,377
Carlyle Group, Inc. (The)	9,819	460,217
Cboe Global Markets, Inc.	6,527	765,552
Charles Schwab Corp. (The)	88,681	7,489,997
Chubb Ltd.	26,361	5,368,154
Cincinnati Financial Corp.	9,369	1,150,420
Citigroup, Inc.	121,437	7,192,713
Citizens Financial Group, Inc.	26,083	1,367,271
CME Group, Inc., Class A	21,995	5,202,477
Coinbase Global, Inc., Class A(b)(c)	2,375	453,079
Discover Financial Services	17,936	2,214,020
Equitable Holdings, Inc.	22,637	739,324
Erie Indemnity Co., Class A(c)	1,555	272,280
Everest Re Group Ltd.	2,431	724,973
FactSet Research Systems, Inc.	2,304	935,631
Fidelity National Financial, Inc.	16,544	788,156
Fifth Third Bancorp	42,022	2,010,332
First Citizens BancShares, Inc., Class A	732	577,145
First Republic Bank	10,817	1,874,153
Franklin Resources, Inc.	18,403	547,121
Globe Life, Inc.	5,900	595,664
Goldman Sachs Group, Inc. (The)	20,638	7,043,543
Hartford Financial Services Group, Inc. (The)	20,830	1,447,268
Huntington Bancshares, Inc.(c)	88,523	1,373,877
Intercontinental Exchange, Inc.	34,480	4,417,578
Invesco Ltd.(d)	21,118	448,546
JPMorgan Chase & Co.	180,862	25,646,232
KeyCorp	56,981	1,428,514
KKR & Co., Inc., Class A	32,222	1,937,187
Lincoln National Corp.	10,506	708,315
Loews Corp.	13,341	818,337
M&T Bank Corp.	7,875	1,435,061
Markel Corp.(b)	836	1,039,073

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco PureBetaSM MSCI USA ETF (PBUS)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Financials-(continued)
MarketAxess Holdings, Inc.	2,327	$887,588
Marsh & McLennan Cos., Inc.	30,909	4,803,568
MetLife, Inc.	43,757	2,955,785
Moody’s Corp.	10,239	3,297,265
Morgan Stanley	82,363	7,473,619
MSCI, Inc.	5,062	2,539,555
Nasdaq, Inc.	7,164	1,226,119
Northern Trust Corp.	12,086	1,376,595
PNC Financial Services Group, Inc. (The)	25,904	5,161,372
Principal Financial Group, Inc.	16,369	1,156,306
Progressive Corp. (The)	35,803	3,792,612
Prudential Financial, Inc.	23,134	2,583,142
Raymond James Financial, Inc.	11,335	1,242,883
Regions Financial Corp.	58,341	1,411,269
Robinhood Markets, Inc., Class A(b)(c)	11,062	132,855
S&P Global, Inc.(c)	21,677	8,144,012
SEI Investments Co.	7,312	428,337
Signature Bank	3,711	1,279,887
SoFi Technologies, Inc.(b)(c)	32,099	367,534
State Street Corp.	22,376	1,909,344
SVB Financial Group(b)	3,592	2,176,752
Synchrony Financial	33,492	1,432,788
T. Rowe Price Group, Inc.	13,803	1,995,362
Tradeweb Markets, Inc., Class A	6,426	542,868
Travelers Cos., Inc. (The)	15,056	2,587,072
Truist Financial Corp.	81,695	5,083,063
U.S. BanCorp	86,210	4,874,313
Upstart Holdings, Inc.(b)(c)	2,508	396,239
W.R. Berkley Corp.	8,666	782,540
Webster Financial Corp.	11,004	662,551
Wells Fargo & Co.	244,018	13,023,241
Willis Towers Watson PLC	7,626	1,695,260

		271,156,823

Health Care-13.18%
10X Genomics, Inc., Class A(b)	4,764	388,123
Abbott Laboratories	108,292	13,062,181
AbbVie, Inc.	108,194	15,987,827
ABIOMED, Inc.(b)	2,784	865,100
Agilent Technologies, Inc.	18,481	2,409,183
Align Technology, Inc.(b)	4,585	2,345,044
Alnylam Pharmaceuticals, Inc.(b)	7,320	1,155,462
AmerisourceBergen Corp.	9,553	1,361,589
Amgen, Inc.(c)	34,472	7,807,219
Anthem, Inc.	14,879	6,723,076
Avantor, Inc.(b)	33,569	1,164,509
Baxter International, Inc.	30,642	2,603,651
Becton, Dickinson and Co.	17,382	4,715,389
Biogen, Inc.(b)	8,990	1,896,980
BioMarin Pharmaceutical, Inc.(b)	11,236	877,756
Bio-Rad Laboratories, Inc., Class A(b)	1,368	856,313
Bio-Techne Corp.	2,405	1,008,681
Boston Scientific Corp.(b)	87,209	3,852,022
Bristol-Myers Squibb Co.	135,842	9,328,270
Cardinal Health, Inc.	17,245	931,402
Catalent, Inc.(b)	10,477	1,069,073
Centene Corp.(b)	35,710	2,950,360
Cerner Corp.	18,031	1,681,391
Charles River Laboratories International, Inc.(b)	3,126	910,166

	Shares	Value
Health Care-(continued)
Cigna Corp.	20,283	$4,822,892
Cooper Cos., Inc. (The)	3,033	1,240,558
CVS Health Corp.	80,788	8,373,676
Danaher Corp.	39,359	10,800,503
DaVita, Inc.(b)	4,158	468,898
DENTSPLY SIRONA, Inc.	13,379	724,339
DexCom, Inc.(b)	5,932	2,455,314
Edwards Lifesciences Corp.(b)	38,209	4,293,545
Elanco Animal Health, Inc.(b)	26,058	740,308
Eli Lilly and Co.	49,762	12,438,012
Exact Sciences Corp.(b)(c)	10,546	823,221
Gilead Sciences, Inc.	76,768	4,636,787
HCA Healthcare, Inc.	15,228	3,811,721
Henry Schein, Inc.(b)	8,525	736,390
Hologic, Inc.(b)	15,465	1,100,644
Horizon Therapeutics PLC(b)	13,187	1,202,259
Humana, Inc.	7,866	3,416,361
IDEXX Laboratories, Inc.(b)	5,189	2,762,364
Illumina, Inc.(b)	9,087	2,967,814
Incyte Corp.(b)	11,491	784,835
Insulet Corp.(b)	4,221	1,117,256
Intuitive Surgical, Inc.(b)	21,847	6,342,840
IQVIA Holdings, Inc.(b)	11,686	2,689,182
Jazz Pharmaceuticals PLC(b)	3,762	516,974
Johnson & Johnson	161,115	26,514,696
Laboratory Corp. of America Holdings(b)	5,886	1,596,636
Masimo Corp.(b)	3,211	505,572
McKesson Corp.	9,344	2,569,226
Medtronic PLC	82,305	8,641,202
Merck & Co., Inc.	154,588	11,838,349
Mettler-Toledo International, Inc.(b)	1,407	1,982,097
Moderna, Inc.(b)	21,091	3,239,578
Molina Healthcare, Inc.(b)	3,574	1,096,753
Neurocrine Biosciences, Inc.(b)	5,806	521,785
Novavax, Inc.(b)(c)	4,396	366,495
Novocure Ltd.(b)(c)	5,718	468,075
PerkinElmer, Inc.	6,951	1,248,469
Pfizer, Inc.	343,507	16,124,219
Quest Diagnostics, Inc.	7,508	985,575
Regeneron Pharmaceuticals, Inc.(b)	6,470	4,000,789
ResMed, Inc.	8,918	2,200,517
Royalty Pharma PLC, Class A	21,029	825,599
Seagen, Inc.(b)	8,393	1,081,606
STERIS PLC	6,121	1,469,040
Stryker Corp.	20,800	5,477,680
Teladoc Health, Inc.(b)(c)	8,818	669,374
Teleflex, Inc.	2,867	964,201
Thermo Fisher Scientific, Inc.	24,116	13,119,104
UnitedHealth Group, Inc.	57,641	27,429,623
Universal Health Services, Inc., Class B	4,475	644,087
Veeva Systems, Inc., Class A(b)	8,486	1,943,718
Vertex Pharmaceuticals, Inc.(b)	15,560	3,579,111
Viatris, Inc.	74,015	814,905
Waters Corp.(b)	3,748	1,187,104
West Pharmaceutical Services, Inc.	4,534	1,755,021
Zimmer Biomet Holdings, Inc.	12,785	1,626,124
Zoetis, Inc.	28,955	5,607,136

		317,310,926

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco PureBetaSM MSCI USA ETF (PBUS)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Industrials-7.83%
3M Co.	35,302	$5,247,642
A.O. Smith Corp.	8,131	557,624
Allegion PLC	5,480	627,570
AMERCO	600	346,566
AMETEK, Inc.	14,157	1,837,437
Boeing Co. (The)(b)	34,169	7,016,262
Booz Allen Hamilton Holding Corp.	8,251	665,773
C.H. Robinson Worldwide, Inc.	8,041	777,404
Carrier Global Corp.	50,383	2,261,189
Caterpillar, Inc.	33,106	6,210,024
Cintas Corp.	5,696	2,137,823
Clarivate PLC(b)(c)	21,478	321,740
Copart, Inc.(b)	13,064	1,605,304
CoStar Group, Inc.(b)	24,170	1,474,612
CSX Corp.	135,740	4,602,943
Cummins, Inc.	8,762	1,788,499
Deere & Co.	18,060	6,501,961
Delta Air Lines, Inc.(b)	9,792	390,897
Dover Corp.	8,812	1,382,250
Eaton Corp. PLC	24,394	3,763,750
Emerson Electric Co.	36,478	3,389,536
Equifax, Inc.	7,466	1,630,126
Expeditors International of Washington, Inc.	10,369	1,071,740
Fastenal Co.	35,200	1,811,392
FedEx Corp.	15,445	3,432,960
Fortive Corp.	20,848	1,349,908
Fortune Brands Home & Security, Inc.	8,415	731,264
Generac Holdings, Inc.(b)	3,861	1,218,030
General Dynamics Corp.	14,525	3,405,386
General Electric Co.	67,206	6,418,845
HEICO Corp.(c)	2,655	391,639
HEICO Corp., Class A	4,470	549,452
Honeywell International, Inc.	42,131	7,994,357
Howmet Aerospace, Inc.	23,556	846,132
Huntington Ingalls Industries, Inc.	2,447	500,167
IDEX Corp.	4,653	892,911
Illinois Tool Works, Inc.	19,220	4,158,055
Ingersoll Rand, Inc.	24,944	1,260,171
J.B. Hunt Transport Services, Inc.	5,141	1,043,263
Jacobs Engineering Group, Inc.	7,956	978,588
Johnson Controls International PLC	43,105	2,800,101
Knight-Swift Transportation Holdings, Inc.	9,649	525,678
L3Harris Technologies, Inc.	12,009	3,029,991
Leidos Holdings, Inc.	8,209	836,005
Lennox International, Inc.	2,016	538,131
Lockheed Martin Corp.	15,207	6,596,797
Lyft, Inc., Class A(b)	16,261	633,203
Masco Corp.	15,082	845,195
Nordson Corp.	3,201	724,995
Norfolk Southern Corp.	14,893	3,820,352
Northrop Grumman Corp.	9,217	4,075,204
Old Dominion Freight Line, Inc.	6,010	1,887,320
Otis Worldwide Corp.	24,733	1,937,336
Owens Corning	6,233	580,853
PACCAR, Inc.	21,247	1,950,687
Parker-Hannifin Corp.	7,882	2,336,146
Pentair PLC	10,125	586,339
Plug Power, Inc.(b)(c)	31,746	802,856
Raytheon Technologies Corp.	91,603	9,407,628

	Shares	Value
Industrials-(continued)
Republic Services, Inc.	13,594	$1,635,086
Robert Half International, Inc.	6,830	821,581
Rockwell Automation, Inc.	7,098	1,892,185
Rollins, Inc.	13,508	440,766
Roper Technologies, Inc.	6,456	2,893,708
Sensata Technologies Holding PLC(b)	9,699	561,669
Snap-on, Inc.	3,300	693,594
Southwest Airlines Co.(b)	9,023	395,207
Stanley Black & Decker, Inc.	9,978	1,623,421
Sunrun, Inc.(b)(c)	10,768	293,751
Textron, Inc.	13,595	994,202
Trane Technologies PLC	14,537	2,237,680
TransDigm Group, Inc.(b)	3,212	2,141,087
TransUnion	11,726	1,064,252
Uber Technologies, Inc.(b)	89,051	3,208,508
Union Pacific Corp.	39,344	9,676,657
United Parcel Service, Inc., Class B	44,624	9,389,782
United Rentals, Inc.(b)	4,431	1,425,098
Verisk Analytics, Inc.	9,370	1,661,676
W.W. Grainger, Inc.	2,680	1,278,521
Wabtec Corp.	10,957	1,017,029
Waste Connections, Inc.	15,944	1,968,925
Waste Management, Inc.	25,657	3,704,871
Xylem, Inc.	11,036	981,652

		188,506,917

Information Technology-28.82%
Accenture PLC, Class A	38,677	12,222,706
Adobe, Inc.(b)	29,133	13,624,921
Advanced Micro Devices, Inc.(b)	100,045	12,339,550
Affirm Holdings, Inc.(b)	10,193	426,475
Akamai Technologies, Inc.(b)(c)	9,941	1,076,213
Amphenol Corp., Class A	36,599	2,781,890
Analog Devices, Inc.	32,828	5,262,000
ANSYS, Inc.(b)	5,340	1,731,175
Apple, Inc.	1,004,071	165,792,204
Applied Materials, Inc.	55,259	7,415,758
Arista Networks, Inc.(b)	14,085	1,728,652
Arrow Electronics, Inc.(b)	4,336	528,472
Asana, Inc., Class A(b)(c)	4,065	222,721
Autodesk, Inc.(b)	13,455	2,963,195
Automatic Data Processing, Inc.	25,816	5,277,823
Avalara, Inc.(b)(c)	5,319	552,697
Bentley Systems, Inc., Class B	10,770	413,460
Bill.com Holdings, Inc.(b)(c)	4,707	1,119,701
Black Knight, Inc.(b)	9,551	536,671
Block, Inc., Class A(b)	31,087	3,963,592
Broadcom, Inc.	25,191	14,798,201
Broadridge Financial Solutions, Inc.	7,135	1,043,208
Cadence Design Systems, Inc.(b)	16,961	2,568,404
CDW Corp.	8,359	1,441,593
Ceridian HCM Holding, Inc.(b)	8,335	607,705
Cisco Systems, Inc.	258,117	14,395,185
Citrix Systems, Inc.	7,633	782,382
Cloudflare, Inc., Class A(b)	15,924	1,853,872
Cognex Corp.	10,820	730,999
Cognizant Technology Solutions Corp., Class A	32,145	2,768,649
Corning, Inc.	49,617	2,004,527
Coupa Software, Inc.(b)(c)	4,532	548,417

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco PureBetaSM MSCI USA ETF (PBUS)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Information Technology-(continued)
Crowdstrike Holdings, Inc., Class A(b)	11,967	$2,336,078
Datadog, Inc., Class A(b)	13,379	2,155,491
Dell Technologies, Inc., Class C(b)	17,800	907,088
DocuSign, Inc.(b)	12,039	1,425,779
Dropbox, Inc., Class A(b)	19,241	436,578
Dynatrace, Inc.(b)	11,340	503,723
Enphase Energy, Inc.(b)	7,844	1,307,595
Entegris, Inc.	8,293	1,082,071
EPAM Systems, Inc.(b)	3,471	721,100
F5, Inc.(b)	3,747	752,585
Fair Isaac Corp.(b)	1,674	788,772
Fidelity National Information Services, Inc.	37,267	3,548,936
Fiserv, Inc.(b)	36,368	3,552,063
FleetCor Technologies, Inc.(b)	4,721	1,105,658
Fortinet, Inc.(b)	8,505	2,930,143
Gartner, Inc.(b)	5,055	1,417,523
Global Payments, Inc.	17,757	2,368,429
GoDaddy, Inc., Class A(b)	10,305	859,540
Guidewire Software, Inc.(b)	4,843	426,910
Hewlett Packard Enterprise Co.	80,053	1,274,444
HP, Inc.	70,534	2,423,548
HubSpot, Inc.(b)	2,762	1,450,050
Intel Corp.	248,900	11,872,530
International Business Machines Corp.	54,884	6,723,839
Intuit, Inc.	16,463	7,809,553
IPG Photonics Corp.(b)	2,284	297,719
Jack Henry & Associates, Inc.	4,531	801,081
Juniper Networks, Inc.	19,901	672,455
Keysight Technologies, Inc.(b)	11,273	1,774,032
KLA Corp.	9,279	3,233,731
Lam Research Corp.	8,617	4,837,153
Marvell Technology, Inc.	50,406	3,444,242
Mastercard, Inc., Class A	53,687	19,371,343
Microchip Technology, Inc.	33,958	2,388,266
Micron Technology, Inc.	68,460	6,083,356
Microsoft Corp.	436,514	130,426,018
MongoDB, Inc.(b)(c)	3,645	1,392,354
Monolithic Power Systems, Inc.	2,680	1,229,316
Motorola Solutions, Inc.	10,335	2,278,144
NetApp, Inc.	13,686	1,072,709
NortonLifeLock, Inc.	35,605	1,031,833
Nuance Communications, Inc.(b)	18,573	1,031,173
NVIDIA Corp.	153,000	37,309,050
NXP Semiconductors N.V. (China)	16,275	3,094,203
Okta, Inc.(b)(c)	9,034	1,651,777
ON Semiconductor Corp.(b)	26,367	1,650,838
Oracle Corp.	100,381	7,625,945
Palantir Technologies, Inc., Class A(b)(c)	99,181	1,175,295
Palo Alto Networks, Inc.(b)	6,038	3,588,081
Paychex, Inc.	19,861	2,364,651
Paycom Software, Inc.(b)	3,123	1,059,353
PayPal Holdings, Inc.(b)	68,310	7,645,938
PTC, Inc.(b)	6,853	762,602
Qorvo, Inc.(b)	6,780	927,368
QUALCOMM, Inc.	68,544	11,788,883
RingCentral, Inc., Class A(b)	4,774	624,630
salesforce.com, inc.(b)	59,915	12,613,905
Seagate Technology Holdings PLC	12,263	1,265,051
ServiceNow, Inc.(b)	12,179	7,062,846
Skyworks Solutions, Inc.	10,122	1,398,557

	Shares	Value
Information Technology-(continued)
Snowflake, Inc., Class A(b)	12,891	$3,424,623
SolarEdge Technologies, Inc.(b)(c)	3,214	1,026,616
Splunk, Inc.(b)	9,961	1,176,394
SS&C Technologies Holdings, Inc.	14,011	1,050,405
Synopsys, Inc.(b)	9,333	2,915,536
TE Connectivity Ltd. (Switzerland)	20,010	2,850,024
Teledyne Technologies, Inc.(b)(c)	2,869	1,231,891
Teradyne, Inc.	10,071	1,187,572
Texas Instruments, Inc.	56,520	9,607,835
Trade Desk, Inc. (The), Class A(b)	26,688	2,277,020
Trimble, Inc.(b)	15,352	1,070,802
Twilio, Inc., Class A(b)	10,309	1,802,013
Tyler Technologies, Inc.(b)	2,508	1,074,076
Unity Software, Inc.(b)	3,501	372,681
VeriSign, Inc.(b)	6,146	1,313,523
Visa, Inc., Class A(c)	102,187	22,084,654
VMware, Inc., Class A	12,842	1,506,623
Western Digital Corp.(b)	19,071	971,477
Western Union Co. (The)(c)	24,788	450,646
Workday, Inc., Class A(b)	11,812	2,705,539
Zebra Technologies Corp., Class A(b)	3,271	1,352,035
Zendesk, Inc.(b)	7,398	863,125
Zoom Video Communications, Inc., Class A(b)	13,343	1,769,282
Zscaler, Inc.(b)	5,143	1,229,948

		693,991,282

Materials-2.53%
Air Products and Chemicals, Inc.	13,553	3,202,574
Albemarle Corp.	7,159	1,402,377
Amcor PLC	93,859	1,091,580
Avery Dennison Corp.	5,067	892,805
Ball Corp.	19,926	1,788,159
Celanese Corp.	6,663	928,023
CF Industries Holdings, Inc.	13,124	1,065,538
Corteva, Inc.	44,788	2,330,320
Crown Holdings, Inc.	7,826	960,015
Dow, Inc.	45,410	2,677,374
DuPont de Nemours, Inc.	31,708	2,453,248
Eastman Chemical Co.	8,287	981,761
Ecolab, Inc.	15,784	2,782,088
FMC Corp.	7,858	921,350
Freeport-McMoRan, Inc.	89,871	4,219,443
International Flavors & Fragrances, Inc.	15,578	2,071,874
International Paper Co.	22,649	985,911
Linde PLC (United Kingdom)	31,368	9,198,352
LyondellBasell Industries N.V., Class A	16,321	1,586,891
Martin Marietta Materials, Inc.	3,818	1,448,549
Mosaic Co. (The)	22,669	1,188,536
Newmont Corp.	48,803	3,230,759
Nucor Corp.	17,491	2,302,165
Packaging Corp. of America	5,813	855,615
PPG Industries, Inc.	14,529	1,938,895
RPM International, Inc.	7,923	670,048
Sealed Air Corp.	9,143	613,770
Sherwin-Williams Co. (The)	15,262	4,015,890
Steel Dynamics, Inc.	12,145	857,194
Vulcan Materials Co.	8,122	1,473,737
WestRock Co.	16,285	737,222

		60,872,063

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco PureBetaSM MSCI USA ETF (PBUS)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Real Estate-2.79%
Alexandria Real Estate Equities, Inc.(c)	9,010	$1,706,494
American Tower Corp.	27,871	6,323,094
AvalonBay Communities, Inc.	8,552	2,040,422
Boston Properties, Inc.	9,082	1,110,819
Camden Property Trust	6,254	1,032,598
CBRE Group, Inc., Class A(b)	20,479	1,983,391
Crown Castle International Corp.	26,451	4,406,472
Digital Realty Trust, Inc.	17,368	2,343,291
Duke Realty Corp.	23,308	1,235,324
Equinix, Inc.	5,511	3,911,322
Equity LifeStyle Properties, Inc.	10,688	797,539
Equity Residential	21,803	1,859,796
Essex Property Trust, Inc.	3,983	1,263,288
Extra Space Storage, Inc.	8,194	1,541,701
Healthpeak Properties, Inc.	32,991	1,024,700
Host Hotels & Resorts, Inc.(b)	43,699	798,381
Invitation Homes, Inc.	36,522	1,380,532
Iron Mountain, Inc.	17,720	871,470
Kimco Realty Corp.	37,725	887,669
Medical Properties Trust, Inc.	36,494	742,288
Mid-America Apartment Communities, Inc.	7,075	1,447,616
Prologis, Inc.	45,247	6,599,275
Public Storage	9,686	3,438,724
Realty Income Corp.	34,631	2,288,763
Regency Centers Corp.	9,430	621,343
SBA Communications Corp., Class A	6,683	2,027,555
Simon Property Group, Inc.	20,111	2,766,469
Sun Communities, Inc.(c)	7,097	1,284,557
UDR, Inc.	18,922	1,038,250
Ventas, Inc.	24,430	1,319,220
VICI Properties, Inc.	38,491	1,076,208
Vornado Realty Trust	9,941	430,246
W.P. Carey, Inc.	11,401	882,437
Welltower, Inc.	26,639	2,218,762
Weyerhaeuser Co.	45,842	1,782,337
Zillow Group, Inc., Class A(b)	3,747	214,591
Zillow Group, Inc., Class C(b)(c)	10,312	593,146

		67,290,090

Utilities-2.51%
AES Corp. (The)	40,803	866,248
Alliant Energy Corp.	15,322	894,805
Ameren Corp.	15,765	1,355,002
American Electric Power Co., Inc.	30,823	2,794,105
American Water Works Co., Inc.	11,110	1,678,610
Atmos Energy Corp.(c)	8,104	889,900
CenterPoint Energy, Inc.	38,487	1,052,619
CMS Energy Corp.	17,729	1,134,833

	Shares	Value
Utilities-(continued)
Consolidated Edison, Inc.	21,649	$1,856,835
Constellation Energy Corp.	19,948	917,209
Dominion Energy, Inc.	49,566	3,941,984
DTE Energy Co.	11,856	1,441,571
Duke Energy Corp.	47,084	4,727,704
Edison International	23,250	1,474,515
Entergy Corp.	12,300	1,294,083
Essential Utilities, Inc.	14,694	692,234
Evergy, Inc.	14,033	875,800
Eversource Energy	21,041	1,721,154
Exelon Corp.	59,873	2,548,195
FirstEnergy Corp.	33,318	1,394,358
NextEra Energy, Inc.	120,083	9,398,896
NiSource, Inc.	24,034	695,304
NRG Energy, Inc.	14,984	566,995
PG&E Corp.(b)(c)	91,128	1,036,125
PPL Corp.	45,944	1,202,355
Public Service Enterprise Group, Inc.	30,947	2,006,294
Sempra Energy	19,543	2,818,491
Southern Co. (The)	64,860	4,200,982
UGI Corp.	12,804	492,186
Vistra Corp.	26,583	606,624
WEC Energy Group, Inc.	19,305	1,754,438
Xcel Energy, Inc.	32,967	2,219,668

		60,550,122

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $2,300,653,285)		2,405,711,475

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.74%
Invesco Private Government Fund, 0.12%(d)(e)(f)	19,753,673	19,753,673
Invesco Private Prime Fund, 0.08%(d)(e)(f)	46,087,294	46,091,904

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $65,850,498)		65,845,577

TOTAL INVESTMENTS IN SECURITIES-102.64% (Cost $2,366,503,783)		2,471,557,052
OTHER ASSETS LESS LIABILITIES-(2.64)%		(63,484,221)

NET ASSETS-100.00%		$2,408,072,831

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco PureBetaSM MSCI USA ETF (PBUS)–(continued)

February 28, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Invesco Ltd.	$462,824	$132,131	$(53,494)	$(87,190)	$(5,725)	$448,546	$7,551

Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	24,102,424	(24,102,424)	-	-	-	141

Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,815,320	81,244,049	(65,305,696)	-	-	19,753,673	1,737	*
Invesco Private Prime Fund	9,010,612	181,178,005	(144,086,520)	(4,921)	(5,272)	46,091,904	12,965	*

Total	$13,288,756	$286,656,609	$(233,548,134)	$(92,111)	$(10,997)	$66,294,123	$22,394

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Information Technology	28.82

Health Care	13.18

Consumer Discretionary	11.88

Financials	11.26

Communication Services	9.60

Industrials	7.83

Consumer Staples	6.02

Energy	3.48

Sector Types Each Less Than 3%	7.83

Money Market Funds Plus Other Assets Less Liabilities	0.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-2.43%
Advantage Solutions, Inc.(b)(c)	477	$3,754
Altice USA, Inc., Class A(b)	1,624	18,773
AMC Networks, Inc., Class A(b)(c)	208	8,622
Angi, Inc., Class A(b)(c)	524	3,610
Anterix, Inc.(b)	89	4,742
ATN International, Inc.	83	2,766
Audacy, Inc.(b)(c)	925	2,868
Bandwidth, Inc., Class A(b)(c)	165	5,041
Boston Omaha Corp., Class A(b)	129	3,611
Bumble, Inc., Class A(b)(c)	530	13,584
Cardlytics, Inc.(b)(c)	248	14,384
Cargurus, Inc.(b)	603	29,215
Cars.com, Inc.(b)	517	8,365
Cinemark Holdings, Inc.(b)(c)	757	13,278
Clear Channel Outdoor Holdings, Inc.(b)	2,468	9,230
Cogent Communications Holdings, Inc.	322	20,415
Consolidated Communications Holdings, Inc.(b)	555	3,952
CuriosityStream, Inc.(b)	213	780
E.W. Scripps Co. (The), Class A(b)	396	8,815
EchoStar Corp., Class A(b)	289	7,034
Eventbrite, Inc., Class A(b)(c)	537	8,114
EverQuote, Inc., Class A(b)	140	2,083
Frontier Communications Parent, Inc.(b)	1,372	37,799
fuboTV, Inc.(b)(c)	367	3,138
Gannett Co., Inc.(b)	1,014	5,029
Globalstar, Inc.(b)	5,367	6,333
Gogo, Inc.(b)(c)	373	5,312
Gray Television, Inc.(c)	598	14,011
Hemisphere Media Group, Inc.(b)	123	658
IDT Corp., Class B(b)	163	5,878
iHeartMedia, Inc., Class A(b)	891	19,112
IMAX Corp.(b)	377	7,796
Iridium Communications, Inc.(b)	888	35,156
John Wiley & Sons, Inc., Class A	329	16,552
Liberty Latin America Ltd., Class A (Chile)(b)	344	3,457
Liberty Latin America Ltd., Class C (Chile)(b)	1,162	11,725
Liberty Media Corp.-Liberty Braves, Class A(b)(c) .	61	1,563
Liberty Media Corp.-Liberty Braves, Class C(b)	295	7,286
Lions Gate Entertainment Corp., Class A(b)	436	6,697
Lions Gate Entertainment Corp., Class B(b)	901	12,839
Loyalty Ventures, Inc.(b)	147	3,528
Madison Square Garden Entertainment Corp.(b)(c)	182	14,262
Madison Square Garden Sports Corp., Class A(b)	110	19,030
Magnite, Inc.(b)(c)	933	13,603
Marcus Corp. (The)(b)(c)	164	2,982
MediaAlpha, Inc., Class A(b)	117	1,680
New York Times Co. (The), Class A	1,254	55,163
Nexstar Media Group, Inc., Class A	306	56,625
PubMatic, Inc., Class A(b)	196	5,998
QuinStreet, Inc.(b)	385	4,331
Radius Global Infrastructure, Inc., Class A(b)	452	5,813
Scholastic Corp.	196	8,248
Shenandoah Telecommunications Co.	355	7,934
Sinclair Broadcast Group, Inc., Class A	369	11,070
Skillz, Inc., (Acquired 05/27/2021 -02/10/2022; Cost $11,267)(b)(d)	751	2,336

	Shares	Value
Communication Services-(continued)
Stagwell, Inc.(b)	478	$3,623
TechTarget, Inc.(b)(c)	189	14,814
TEGNA, Inc.	1,573	36,053
Telephone & Data Systems, Inc.	720	12,492
Thryv Holdings, Inc.(b)	152	4,621
TripAdvisor, Inc.(b)	746	18,978
TrueCar, Inc.(b)	641	2,141
United States Cellular Corp.(b)	100	2,751
Vimeo, Inc.(b)(c)	1,104	14,341
WideOpenWest, Inc.(b)	391	6,643
World Wrestling Entertainment, Inc., Class A	337	19,971
Yelp, Inc.(b)	551	18,673
Ziff Davis, Inc.(b)	342	34,405
ZipRecruiter, Inc., Class A(b)	155	3,097
Zynga, Inc., Class A(b)	7,133	64,768

		863,351

Consumer Discretionary-13.81%
1-800-Flowers.com, Inc., Class A(b)	208	3,220
2U, Inc.(b)(c)	559	5,869
Aaron’s Co., Inc. (The)	245	5,143
Abercrombie & Fitch Co., Class A(b)	427	16,260
Academy Sports & Outdoors, Inc.(b)	633	20,490
Accel Entertainment, Inc.(b)	421	5,511
Acushnet Holdings Corp.	277	12,133
Adient PLC(b)	705	31,549
Adtalem Global Education, Inc.(b)	353	7,335
American Axle & Manufacturing Holdings, Inc.(b)	853	7,899
American Eagle Outfitters, Inc.(c)	1,192	25,127
American Public Education, Inc.(b)	139	2,774
America’s Car-Mart, Inc.(b)	50	4,809
AMMO, Inc.(b)(c)	636	2,996
Arko Corp.(b)	369	3,081
Asbury Automotive Group, Inc.(b)	161	31,252
Autoliv, Inc. (Sweden)	629	55,358
AutoNation, Inc.(b)	319	36,577
Bally’s Corp.(b)	245	8,825
BARK, Inc.(b)	442	1,392
Beachbody Co., Inc. (The)(b)(c)	750	1,500
Bed Bath & Beyond, Inc.(b)(c)	743	12,549
Big Lots, Inc.	247	8,586
BJ’s Restaurants, Inc.(b)	178	5,708
Bloomin’ Brands, Inc.(b)	602	14,815
Boot Barn Holdings, Inc.(b)	220	19,144
Boyd Gaming Corp.(b)	630	44,692
Bright Horizons Family Solutions, Inc.(b)	454	59,311
Brinker International, Inc.(b)	344	14,634
Brunswick Corp.	569	54,351
Buckle, Inc. (The)(c)	223	8,028
Caleres, Inc.	287	5,958
Callaway Golf Co.(b)(c)	905	22,390
Camping World Holdings, Inc., Class A	307	9,428
Canoo, Inc.(b)(c)	796	4,569
Capri Holdings Ltd.(b)	1,140	77,224
CarLotz, Inc.(b)(c)	511	1,032
CarParts.com, Inc.(b)(c)	289	2,419
Carriage Services, Inc.	127	6,250
Carter’s, Inc.	317	30,648

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
Cavco Industries, Inc.(b)	62	$16,903
Century Communities, Inc.	227	14,464
Cheesecake Factory, Inc. (The)(b)(c)	367	15,704
Chegg, Inc.(b)(c)	1,082	33,834
Children’s Place, Inc. (The)(b)	104	6,548
Choice Hotels International, Inc.	277	39,985
Churchill Downs, Inc.	257	61,904
Chuy’s Holdings, Inc.(b)	149	4,857
Citi Trends, Inc.(b)	65	2,425
Clarus Corp.(c)	165	3,757
Columbia Sportswear Co.	271	25,127
Container Store Group, Inc. (The)(b)	246	2,172
ContextLogic, Inc., Class A(b)	2,084	4,939
Coursera, Inc.(b)(c)	361	7,339
Cracker Barrel Old Country Store, Inc.(c)	169	22,692
Cricut, Inc., Class A(b)(c)	92	1,539
Crocs, Inc.(b)	441	36,925
Dana, Inc.	1,087	20,240
Dave & Buster’s Entertainment, Inc.(b)	289	12,525
Deckers Outdoor Corp.(b)	203	58,594
Denny’s Corp.(b)	481	7,609
Designer Brands, Inc., Class A(b)(c)	463	6,042
Dick’s Sporting Goods, Inc.(c)	471	49,455
Dillard’s, Inc., Class A	45	11,282
Dine Brands Global, Inc.	122	10,228
Dorman Products, Inc.(b)	218	20,366
Dream Finders Homes, Inc., Class A(b)	134	2,696
Duluth Holdings, Inc., Class B(b)	156	2,173
Duolingo, Inc.(b)	48	4,142
El Pollo Loco Holdings, Inc.(b)	151	2,004
Electric Last Mile Solutions, Inc.(b)(c)	417	909
Ethan Allen Interiors, Inc.	161	4,196
European Wax Center, Inc., Class A(b)(c)	95	2,363
Everi Holdings, Inc.(b)	675	15,795
F45 Training Holdings, Inc.(b)(c)	140	2,153
Faraday Future Intelligent Electric, Inc.(b)(c)	779	4,479
Fisker, Inc.(b)(c)	1,104	13,469
Five Below, Inc.(b)	422	69,043
Floor & Decor Holdings, Inc., Class A(b)	785	75,062
Foot Locker, Inc.	697	22,039
Fox Factory Holding Corp.(b)	315	37,176
Franchise Group, Inc.	180	7,587
frontdoor, inc.(b)	646	19,412
Funko, Inc., Class A(b)	162	2,829
GameStop Corp., Class A(b)(c)	479	59,080
GAN Ltd. (United Kingdom)(b)	252	1,681
Gap, Inc. (The)(c)	1,690	24,589
Genesco, Inc.(b)	106	6,800
Gentex Corp.	1,783	53,971
Gentherm, Inc.(b)	249	21,125
G-III Apparel Group Ltd.(b)	327	9,071
Golden Entertainment, Inc.(b)	140	7,970
Golden Nugget Online Gaming, Inc.(b)	295	2,537
Goodyear Tire & Rubber Co. (The)(b)(c)	2,105	32,606
GoPro, Inc., Class A(b)(c)	899	7,731
Graham Holdings Co., Class B	30	18,034
Grand Canyon Education, Inc.(b)	300	26,049
Green Brick Partners, Inc.(b)	248	5,751
Group 1 Automotive, Inc.	129	23,469
Groupon, Inc.(b)(c)	187	4,062

	Shares	Value
Consumer Discretionary-(continued)
GrowGeneration Corp.(b)(c)	357	$3,002
Guess?, Inc.(c)	296	6,482
H&R Block, Inc.	1,333	33,072
Hanesbrands, Inc.	2,613	40,371
Harley-Davidson, Inc.	1,154	47,660
Haverty Furniture Cos., Inc., (Acquired 09/19/2017 - 02/10/2022; Cost $3,615)(d)	121	3,438
Hayward Holdings, Inc.(b)	346	6,190
Helen of Troy Ltd.(b)(c)	180	37,021
Hibbett, Inc.(c)	120	5,410
Hilton Grand Vacations, Inc.(b)	672	34,850
Holley, Inc.(b)	309	4,008
Houghton Mifflin Harcourt Co.(b)	952	19,944
Hovnanian Enterprises, Inc., Class A(b)	42	4,037
Hyatt Hotels Corp., Class A	368	35,736
Installed Building Products, Inc.	174	16,826
iRobot Corp.(b)	211	13,116
Jack in the Box, Inc.(c)	163	14,062
Johnson Outdoors, Inc., Class A	44	3,629
KB Home	590	22,780
Kohl’s Corp.	1,128	62,739
Kontoor Brands, Inc.	368	18,231
Krispy Kreme, Inc.(c)	564	8,409
Lands’ End, Inc.(b)	95	1,611
Latham Group, Inc.(b)(c)	359	6,279
Laureate Education, Inc., Class A	816	8,845
La-Z-Boy, Inc.	328	9,571
LCI Industries	189	23,534
Leggett & Platt, Inc.(c)	997	36,969
Leslie’s, Inc.(b)(c)	920	19,605
Levi Strauss & Co., Class A	650	14,722
LGI Homes, Inc.(b)(c)	166	20,938
Lindblad Expeditions Holdings, Inc.(b)(c)	225	3,989
Liquidity Services, Inc.(b)	213	3,670
Lithia Motors, Inc., Class A	229	78,048
LL Flooring Holdings, Inc.(b)	217	3,485
Lordstown Motors Corp., Class A(b)(c)	861	2,213
Lovesac Co. (The)(b)(c)	100	4,249
Luminar Technologies, Inc.(b)(c)	1,298	18,211
M.D.C. Holdings, Inc.	423	18,756
M/I Homes, Inc.(b)	219	10,795
Macy’s, Inc.	2,242	58,113
Malibu Boats, Inc., Class A(b)(c)	156	10,869
MarineMax, Inc.(b)	163	7,459
Marriott Vacations Worldwide Corp.	308	49,486
Mattel, Inc.(b)	2,655	66,322
Membership Collective Group, Inc., Class A (United Kingdom)(b)(c)	234	1,916
Meritage Homes Corp.(b)	282	27,800
Mister Car Wash, Inc.(b)	444	7,113
Modine Manufacturing Co.(b)	387	3,909
Monarch Casino & Resort, Inc.(b)	104	8,102
Monro, Inc.	252	11,763
Movado Group, Inc.	117	4,612
Murphy USA, Inc.	183	33,075
National Vision Holdings, Inc.(b)	612	22,442
Nordstrom, Inc.(b)(c)	833	17,276
Norwegian Cruise Line Holdings Ltd.(b)(c)	3,110	60,614
ODP Corp. (The)(b)	400	17,600
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	440	18,999

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
OneSpaWorld Holdings Ltd. (Bahamas)(b)(c)	493	$5,098
Overstock.com, Inc.(b)	322	18,322
Oxford Industries, Inc.	127	11,226
Papa John’s International, Inc.	259	27,666
Party City Holdco, Inc.(b)	797	3,451
Patrick Industries, Inc.	169	12,056
Penn National Gaming, Inc.(b)	1,264	64,906
Penske Automotive Group, Inc.	241	23,688
Perdoceo Education Corp.(b)	525	5,497
Petco Health & Wellness Co., Inc.(b)(c)	679	11,896
PetMed Express, Inc.(c)	152	4,096
Planet Fitness, Inc., Class A(b)	624	52,809
Playa Hotels & Resorts N.V.(b)	861	8,136
PLBY Group, Inc.(b)(c)	133	2,117
Polaris, Inc.	431	52,371
Porch Group, Inc.(b)(c)	615	4,982
Poshmark, Inc., Class A(b)(c)	212	3,163
PowerSchool Holdings, Inc., Class A(b)(c)	356	5,607
Purple Innovation, Inc.(b)(c)	451	2,715
PVH Corp.	533	52,175
Quotient Technology, Inc.(b)(c)	599	3,977
Qurate Retail, Inc., Class A	2,986	16,453
Ralph Lauren Corp.(c)	365	48,195
RealReal, Inc. (The)(b)(c)	582	5,186
Red Rock Resorts, Inc., Class A	474	23,833
Rent-A-Center, Inc.(c)	452	12,841
Revolve Group, Inc.(b)	285	13,518
RH(b)(c)	124	49,832
Rover Group, Inc.(b)(c)	588	3,357
Rush Street Interactive, Inc.(b)	399	4,122
Ruth’s Hospitality Group, Inc.	248	6,153
Sally Beauty Holdings, Inc.(b)(c)	845	14,602
Scientific Games Corp.(b)	681	42,849
SeaWorld Entertainment, Inc.(b)	385	26,715
Service Corp. International	1,233	75,028
Shake Shack, Inc., Class A(b)(c)	279	20,847
Shoe Carnival, Inc.	134	3,907
Shutterstock, Inc.	174	15,752
Signet Jewelers Ltd.	394	27,777
Six Flags Entertainment Corp.(b)	546	23,838
Skechers U.S.A., Inc., Class A(b)	1,009	46,394
Skyline Champion Corp.(b)	382	25,686
Sleep Number Corp.(b)(c)	173	11,366
Smith & Wesson Brands, Inc.	360	6,347
Snap One Holdings Corp.(b)	113	2,219
Sonic Automotive, Inc., Class A	167	8,970
Sonos, Inc.(b)(c)	942	25,801
Sportsman’s Warehouse Holdings, Inc.(b)	329	3,754
Standard Motor Products, Inc.	149	6,513
Steven Madden Ltd.	613	26,151
Stitch Fix, Inc., Class A(b)	511	6,413
Stoneridge, Inc.(b)(c)	204	3,368
Strategic Education, Inc.	179	10,565
Stride, Inc.(b)	311	10,443
Sturm Ruger & Co., Inc.	132	9,558
Tapestry, Inc.	2,083	85,195
Taylor Morrison Home Corp., Class A(b)(c)	938	27,671
Tempur Sealy International, Inc.	1,362	44,960
Tenneco, Inc., Class A(b)	583	11,240
Terminix Global Holdings, Inc.(b)	908	38,644

	Shares	Value
Consumer Discretionary-(continued)
Texas Roadhouse, Inc.	498	$47,265
Thor Industries, Inc.(c)	416	37,648
ThredUp, Inc., Class A(b)	391	3,320
Toll Brothers, Inc.	854	46,338
TopBuild Corp.(b)	247	53,026
Traeger, Inc.(b)(c)	219	2,162
Travel + Leisure Co.	642	35,984
TravelCenters of America, Inc.(b)	94	3,970
Tri Pointe Homes, Inc.(b)	851	19,037
Tupperware Brands Corp.(b)(c)	373	6,800
Under Armour, Inc., Class A(b)(c)	1,412	25,261
Under Armour, Inc., Class C(b)(c)	1,560	24,383
Universal Electronics, Inc.(b)	100	3,323
Urban Outfitters, Inc.(b)	516	14,195
Veoneer, Inc. (Sweden)(b)	797	28,254
Victoria’s Secret & Co.(b)(c)	662	35,503
Vinco Ventures, Inc.(b)	725	1,856
Vista Outdoor, Inc.(b)	429	15,637
Visteon Corp.(b)	210	25,236
Vivint Smart Home, Inc.(b)	469	3,372
Volta, Inc.(b)(c)	852	3,834
Vroom, Inc.(b)(c)	512	3,113
Vuzix Corp.(b)(c)	451	2,553
Weber, Inc., Class A(c)	134	1,530
Wendy’s Co. (The)	1,418	32,245
Williams-Sonoma, Inc.(c)	553	80,108
Wingstop, Inc.	219	31,832
Winmark Corp.	23	5,203
Winnebago Industries, Inc.(c)	239	15,313
Wolverine World Wide, Inc.	615	14,163
Workhorse Group, Inc.(b)(c)	1,169	3,659
WW International, Inc.(b)	392	3,994
Wyndham Hotels & Resorts, Inc.	698	60,314
XL Fleet Corp.(b)	522	1,018
Xometry, Inc., Class A(b)(c)	62	3,032
XPEL, Inc.(b)(c)(e)	124	9,002
YETI Holdings, Inc.(b)(c)	624	38,413
Zumiez, Inc.(b)	164	7,296

		4,905,526

Consumer Staples-3.66%
Andersons, Inc. (The)	237	10,807
AppHarvest, Inc.(b)(c)	412	1,574
B&G Foods, Inc.(c)	486	14,386
Beauty Health Co. (The)(b)(c)	729	14,128
BellRing Brands, Inc., Class A(b)	295	7,543
Beyond Meat, Inc.(b)(c)	426	19,928
BJ’s Wholesale Club Holdings, Inc.(b)	1,089	68,465
Boston Beer Co., Inc. (The), Class A(b)(c)	71	27,226
Calavo Growers, Inc.	126	5,379
Cal-Maine Foods, Inc.	281	12,440
Casey’s General Stores, Inc.	276	51,910
Celsius Holdings, Inc.(b)(c)	252	16,100
Central Garden & Pet Co.(b)(c)	72	3,408
Central Garden & Pet Co., Class A(b)	303	13,344
Chefs’ Warehouse, Inc. (The)(b)	252	8,278
Coca-Cola Consolidated, Inc.	37	18,386
Coty, Inc., Class A(b)	2,453	22,494
Darling Ingredients, Inc.(b)	1,212	87,846
Duckhorn Portfolio, Inc. (The)(b)	211	4,140

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
Edgewell Personal Care Co.(c)	386	$13,773
elf Beauty, Inc.(b)	349	9,224
Energizer Holdings, Inc.	460	15,359
Flowers Foods, Inc.	1,505	41,252
Fresh Del Monte Produce, Inc.	266	6,884
Freshpet, Inc.(b)(c)	325	30,950
Grocery Outlet Holding Corp.(b)(c)	642	17,854
Hain Celestial Group, Inc. (The)(b)(c)	695	25,270
Herbalife Nutrition Ltd.(b)(c)	735	26,151
Honest Co., Inc. (The)(b)	203	1,173
Hostess Brands, Inc.(b)	1,037	22,337
Ingles Markets, Inc., Class A	106	8,715
Ingredion, Inc.	491	43,571
Inter Parfums, Inc.	131	12,167
J&J Snack Foods Corp.	114	18,664
John B. Sanfilippo & Son, Inc.	66	5,248
Lamb Weston Holdings, Inc.	1,107	73,538
Lancaster Colony Corp.	144	24,222
Medifast, Inc.	84	15,624
MGP Ingredients, Inc.(c)	95	7,563
Mission Produce, Inc.(b)	105	1,363
National Beverage Corp.(c)	179	7,878
Nu Skin Enterprises, Inc., Class A	374	17,350
Performance Food Group Co.(b)	1,149	64,390
Pilgrim’s Pride Corp.(b)	365	8,607
Post Holdings, Inc.(b)	454	47,734
PriceSmart, Inc.	184	13,381
Reynolds Consumer Products, Inc.(c)	471	14,022
Rite Aid Corp.(b)(c)	408	3,737
Sanderson Farms, Inc.	150	26,789
Seaboard Corp.	2	7,719
Simply Good Foods Co. (The)(b)	641	25,403
SpartanNash Co.	269	7,570
Spectrum Brands Holdings, Inc.	302	28,020
Sprouts Farmers Market, Inc.(b)(c)	855	24,350
Tattooed Chef, Inc.(b)(c)	306	3,715
Tootsie Roll Industries, Inc.(c)	119	4,016
TreeHouse Foods, Inc.(b)	417	16,367
Turning Point Brands, Inc.	106	3,553
United Natural Foods, Inc.(b)	421	16,937
Universal Corp.	183	9,902
US Foods Holding Corp.(b)	1,577	61,645
USANA Health Sciences, Inc.(b)	90	7,921
Utz Brands, Inc.(c)	458	6,985
Vector Group Ltd.	980	10,986
Veru, Inc.(b)	479	2,678
Vital Farms, Inc.(b)	120	1,710
WD-40 Co.(c)	101	21,401
Weis Markets, Inc.	132	8,140

		1,301,590

Energy-4.96%
Alto Ingredients, Inc.(b)(c)	518	3,020
Antero Midstream Corp.(c)	2,319	23,283
Antero Resources Corp.(b)	2,115	48,497
APA Corp.	2,722	96,985
Arch Resources, Inc.(c)	114	13,608
Archrock, Inc.	980	8,183
Berry Corp.	421	4,210
Brigham Minerals, Inc., Class A	338	7,700

	Shares	Value
Energy-(continued)
Bristow Group, Inc.(b)	54	$1,790
Cactus, Inc., Class A	435	22,037
California Resources Corp.	306	12,616
Callon Petroleum Co.(b)(c)	276	15,555
Centennial Resource Development, Inc., Class A(b)(c)	1,359	11,932
Centrus Energy Corp.(b)	79	3,576
ChampionX Corp.(b)	1,510	32,329
Chesapeake Energy Corp.(c)	571	44,110
Civitas Resources, Inc.(c)	377	19,027
Clean Energy Fuels Corp.(b)(c)	1,252	9,102
CNX Resources Corp.(b)	1,631	26,650
Comstock Resources, Inc.(b)(c)	609	5,055
CONSOL Energy, Inc.(b)	246	7,562
Core Laboratories N.V.	347	9,563
Crescent Energy, Inc., Class A(b)	166	2,515
CVR Energy, Inc.(c)	225	3,913
Delek US Holdings, Inc.(b)	498	8,580
Denbury, Inc.(b)	374	27,175
DMC Global, Inc.(b)(c)	139	4,087
Dorian LPG Ltd.	241	3,321
Dril-Quip, Inc.(b)	265	7,643
DT Midstream, Inc.	724	38,444
EnLink Midstream LLC	2,011	17,898
EQT Corp.	2,394	55,397
Equitrans Midstream Corp.	3,075	19,711
Expro Group Holdings N.V.(b)(c)	531	8,544
Gevo, Inc.(b)(c)	1,476	5,240
Green Plains, Inc.(b)(c)	402	13,161
Gulfport Energy Corp.(b)	93	6,415
Helix Energy Solutions Group, Inc.(b)	1,076	4,358
Helmerich & Payne, Inc.	807	29,238
Hess Midstream L.P., Class A(c)	256	8,182
HollyFrontier Corp.	1,155	35,170
International Seaways, Inc.	285	5,213
Kosmos Energy Ltd. (Ghana)(b)	3,385	16,451
Laredo Petroleum, Inc.(b)(c)	101	7,732
Liberty Oilfield Services, Inc., Class A(b)(c)	734	9,160
Magnolia Oil & Gas Corp., Class A(c)	1,050	23,467
Marathon Oil Corp.	5,833	131,592
Matador Resources Co.	876	43,450
Murphy Oil Corp.	1,155	40,044
Nabors Industries Ltd.(b)(c)	56	7,030
NexTier Oilfield Solutions, Inc.(b)	1,360	10,826
Noble Corp.(b)(c)	337	8,698
Northern Oil and Gas, Inc.(c)	452	11,336
NOV, Inc.	2,924	50,147
Oasis Petroleum, Inc.	149	19,744
Oceaneering International, Inc.(b)	747	10,936
Ovintiv, Inc.	1,946	89,224
Par Pacific Holdings, Inc.(b)	337	4,583
Patterson-UTI Energy, Inc.	1,612	23,261
PBF Energy, Inc., Class A(b)	724	12,033
PDC Energy, Inc.	738	47,616
Peabody Energy Corp.(b)	716	12,415
Plains GP Holdings L.P., Class A	1,381	15,619
ProPetro Holding Corp.(b)	579	7,394
Range Resources Corp.(b)(c)	1,848	42,412
Renewable Energy Group, Inc.(b)(c)	375	23,062
REX American Resources Corp.(b)	40	3,778

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Energy-(continued)
RPC, Inc.(b)(c)	485	$4,253
Select Energy Services, Inc., Class A(b)	481	3,983
SM Energy Co.	862	30,610
Southwestern Energy Co.(b)(c)	4,182	20,868
Talos Energy, Inc.(b)(c)	218	3,425
Targa Resources Corp.	1,630	106,553
TechnipFMC PLC (United Kingdom)(b)	3,205	21,954
Tellurian, Inc.(b)(c)	2,819	10,740
Texas Pacific Land Corp.	46	54,682
Transocean Ltd.(b)	4,629	16,387
Uranium Energy Corp.(b)(c)	1,745	6,962
US Silica Holdings, Inc.(b)	560	8,098
Valaris Ltd.(b)	197	8,026
Viper Energy Partners L.P	433	12,734
Weatherford International PLC(b)	529	15,024
Whiting Petroleum Corp.	289	21,343
World Fuel Services Corp.	476	13,490

		1,761,737

Financials-16.27%
1st Source Corp.	132	6,374
Affiliated Managers Group, Inc.	308	42,615
Allegiance Bancshares, Inc.	143	6,128
Amalgamated Financial Corp.	104	1,786
A-Mark Precious Metals, Inc.	63	4,517
Ambac Financial Group, Inc.(b)	346	4,439
Amerant Bancorp, Inc.	208	6,750
American Equity Investment Life Holding Co.	623	23,481
American National Group, Inc.	56	10,586
Ameris Bancorp	523	25,889
AMERISAFE, Inc.	144	6,782
Apollo Commercial Real Estate Finance, Inc.	1,047	13,663
Arbor Realty Trust, Inc.	1,071	19,278
Ares Commercial Real Estate Corp.	330	4,835
Ares Management Corp., Class A	942	76,387
Argo Group International Holdings Ltd.	260	10,964
ARMOUR Residential REIT, Inc.	622	5,057
Arrow Financial Corp.	120	4,122
Artisan Partners Asset Management, Inc., Class A	486	18,521
AssetMark Financial Holdings, Inc.(b)	134	3,148
Associated Banc-Corp.	1,146	27,951
Assured Guaranty Ltd.	523	32,410
Atlantic Union Bankshares Corp.	575	23,362
Atlanticus Holdings Corp.(b)	57	3,036
AXIS Capital Holdings Ltd.	570	31,133
Axos Financial, Inc.(b)	400	21,896
B. Riley Financial, Inc.(c)	113	6,729
Banc of California, Inc.	413	8,115
BancFirst Corp.	139	10,860
Bancorp, Inc. (The)(b)	384	11,251
Bank First Corp.	52	3,662
Bank of Hawaii Corp.	303	26,113
Bank of Marin Bancorp	117	4,132
Bank OZK	915	43,023
BankUnited, Inc.	667	29,481
Banner Corp.	258	15,895
Bar Harbor Bankshares	112	3,220
Berkshire Hills Bancorp, Inc.	367	11,414
BGC Partners, Inc., Class A	2,288	10,479

	Shares	Value
Financials-(continued)
Blackstone Mortgage Trust, Inc., Class A(c)	1,191	$37,850
Blucora, Inc.(b)	365	7,264
Blue Owl Capital, Inc.	1,203	15,038
BOK Financial Corp.(c)	233	23,929
Brighthouse Financial, Inc.(b)	598	31,251
Brightsphere Investment Group, Inc.	271	6,469
BrightSpire Capital, Inc.	632	5,600
Broadmark Realty Capital, Inc.	944	8,175
Brookline Bancorp, Inc.	585	10,027
BRP Group, Inc., Class A(b)	412	11,441
Byline Bancorp, Inc.	183	4,990
Cadence Bank	1,441	45,564
Camden National Corp.	112	5,326
Cannae Holdings, Inc.(b)	600	16,110
Capital City Bank Group, Inc.	100	2,807
Capitol Federal Financial, Inc.	988	10,789
Cathay General Bancorp	556	26,149
CBTX, Inc.(c)	129	3,878
Central Pacific Financial Corp.	212	6,188
Chimera Investment Corp.	1,767	21,504
City Holding Co.	115	9,162
CNO Financial Group, Inc.	953	23,034
Cohen & Steers, Inc.	180	14,627
Columbia Banking System, Inc.(c)	587	21,502
Columbia Financial, Inc.(b)	360	7,646
Comerica, Inc.	983	93,867
Commerce Bancshares, Inc.	823	59,075
Community Bank System, Inc.	404	29,468
Community Trust Bancorp, Inc.	120	5,074
ConnectOne Bancorp, Inc.	268	8,844
Cowen, Inc., Class A	195	5,782
Credit Acceptance Corp.(b)(c)	60	33,007
CrossFirst Bankshares, Inc.(b)	343	5,395
Cullen/Frost Bankers, Inc.	453	63,751
Curo Group Holdings Corp.	139	1,858
Customers Bancorp, Inc.(b)	230	14,157
CVB Financial Corp.(c)	966	22,778
Diamond Hill Investment Group, Inc.	24	4,653
Dime Community Bancshares, Inc.	246	8,362
Donegal Group, Inc., Class A	105	1,434
Donnelley Financial Solutions, Inc.(b)	226	7,255
Dynex Capital, Inc.	258	3,965
Eagle Bancorp, Inc.	239	14,321
East West Bancorp, Inc.	1,058	92,638
Eastern Bankshares, Inc.	1,259	27,522
eHealth, Inc.(b)(c)	186	2,890
Ellington Financial, Inc.	404	7,139
Employers Holdings, Inc.	213	8,277
Encore Capital Group, Inc.(b)(c)	187	12,340
Enova International, Inc.(b)	276	11,253
Enstar Group Ltd.(b)	82	23,372
Enterprise Financial Services Corp.	275	13,596
Essent Group Ltd.	841	37,155
Evercore, Inc., Class A	287	36,452
F.N.B. Corp.	2,643	35,496
FB Financial Corp.	249	11,066
Federal Agricultural Mortgage Corp., Class C	69	8,535
Federated Hermes, Inc., Class B	693	22,640
First American Financial Corp.	832	55,777
First Bancorp	1,561	22,041

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Financials-(continued)
First Bancorp/Southern Pines NC	265	$11,893
First Bancshares, Inc. (The)	157	5,544
First Busey Corp.	401	11,007
First Commonwealth Financial Corp.	719	11,612
First Community Bankshares, Inc.	116	3,402
First Financial Bancorp	717	17,624
First Financial Bankshares, Inc.	1,014	48,591
First Financial Corp.	83	3,860
First Foundation, Inc.	359	9,575
First Hawaiian, Inc.	970	28,198
First Horizon Corp.	4,051	95,117
First Interstate BancSystem, Inc., Class A	660	26,796
First Merchants Corp.	406	17,758
First Mid Bancshares, Inc.	108	4,328
First of Long Island Corp. (The)	174	3,788
FirstCash Holdings, Inc.	302	21,756
Flagstar Bancorp, Inc.	396	18,050
Flushing Financial Corp.	197	4,628
Focus Financial Partners, Inc., Class A(b)	403	20,166
Franklin BSP Realty Trust, Inc.	239	3,155
Freedom Holding Corp. (Kazakhstan)(b)(c)	134	8,236
Fulton Financial Corp.	1,221	22,002
Genworth Financial, Inc., Class A(b)	3,798	15,420
German American Bancorp, Inc.	188	7,479
Glacier Bancorp, Inc.	786	43,544
GoHealth, Inc., Class A(b)(c)	429	957
Goosehead Insurance, Inc., Class A(c)	145	12,612
Granite Point Mortgage Trust, Inc.	406	4,555
Great Southern Bancorp, Inc.	81	4,975
Green Dot Corp., Class A(b)	369	10,572
Hamilton Lane, Inc., Class A	257	20,072
Hancock Whitney Corp.	649	36,136
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	635	30,061
Hanover Insurance Group, Inc. (The)	267	37,249
HarborOne Bancorp, Inc.	368	5,443
HCI Group, Inc.	51	3,175
Heartland Financial USA, Inc.	300	14,886
Heritage Commerce Corp.	447	5,315
Heritage Financial Corp.	269	7,053
Hilltop Holdings, Inc.	490	15,151
Hingham Institution for Savings (The)	12	4,318
Hippo Holdings, Inc.	2,094	4,062
Home BancShares, Inc.	1,167	27,319
HomeStreet, Inc.	156	8,028
Hope Bancorp, Inc.	919	15,586
Horace Mann Educators Corp.	310	12,893
Horizon Bancorp, Inc.	295	5,924
Houlihan Lokey, Inc.	380	39,087
Independent Bank Corp.	356	30,620
Independent Bank Corporation	153	3,641
Independent Bank Group, Inc.	275	21,216
Interactive Brokers Group, Inc., Class A	662	43,811
International Bancshares Corp.	404	17,376
Invesco Mortgage Capital, Inc.(f)	2,167	4,724
Investors Bancorp, Inc.	1,761	29,479
James River Group Holdings Ltd.(c)	279	7,421
Janus Henderson Group PLC	1,158	38,874
Jefferies Financial Group, Inc.	1,572	55,869
Kearny Financial Corp.	519	6,856

	Shares	Value
Financials-(continued)
Kemper Corp.	477	$25,491
Kinsale Capital Group, Inc.	162	33,981
KKR Real Estate Finance Trust, Inc.(c)	229	4,917
Ladder Capital Corp.	850	9,741
Lakeland Bancorp, Inc.	514	9,273
Lakeland Financial Corp.	189	15,160
Lemonade, Inc.(b)(c)	277	7,050
LendingClub Corp.(b)	701	13,025
LendingTree, Inc.(b)	90	10,891
Live Oak Bancshares, Inc.	241	15,412
LPL Financial Holdings, Inc.	600	108,570
Luther Burbank Corp.	116	1,501
MBIA, Inc.(b)	367	5,597
Mercantile Bank Corp.	113	4,166
Merchants Bancorp	112	3,242
Mercury General Corp.	208	11,440
Meta Financial Group, Inc.	227	12,574
MetroMile, Inc.(b)	568	727
Metropolitan Bank Holding Corp.(b)	71	7,260
MFA Financial, Inc.	2,970	12,058
MGIC Investment Corp.	2,439	37,024
Midland States Bancorp, Inc.	159	4,668
MidWestOne Financial Group, Inc.	113	3,411
Moelis & Co., Class A	456	21,984
Morningstar, Inc.	178	49,956
Mr. Cooper Group, Inc.(b)	450	22,874
National Bank Holdings Corp., Class A	230	10,207
National Western Life Group, Inc., Class A	19	4,054
Navient Corp.	1,257	22,136
NBT Bancorp, Inc.	325	12,470
Nelnet, Inc., Class A	124	9,988
New Residential Investment Corp.	3,488	36,205
New York Community Bancorp, Inc.	3,481	40,171
New York Mortgage Trust, Inc.	2,839	9,965
Nicolet Bankshares, Inc.(b)	91	8,669
NMI Holdings, Inc., Class A(b)	609	14,092
Northfield Bancorp, Inc.	342	5,369
Northwest Bancshares, Inc.	903	12,714
OceanFirst Financial Corp.	452	10,116
OFG Bancorp	387	10,906
Old National Bancorp	2,205	40,307
Old Republic International Corp.	2,208	58,181
OneMain Holdings, Inc.	593	30,231
Open Lending Corp., Class A(b)	661	13,769
Oportun Financial Corp.(b)	126	2,059
Origin Bancorp, Inc.	168	7,758
Oscar Health, Inc., Class A(b)(c)	323	2,355
Pacific Premier Bancorp, Inc.	638	24,697
PacWest Bancorp	881	43,539
Palomar Holdings, Inc.(b)	180	11,597
Park National Corp.	116	15,551
Peapack-Gladstone Financial Corp.	140	5,281
PennyMac Financial Services, Inc.	368	21,252
PennyMac Mortgage Investment Trust	732	11,419
Peoples Bancorp, Inc.	201	6,287
People’s United Financial, Inc.	3,189	67,224
Perella Weinberg Partners	267	2,934
Pinnacle Financial Partners, Inc.	570	57,616
Piper Sandler Cos	139	20,573
PJT Partners, Inc., Class A	178	11,360

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Financials-(continued)
Popular, Inc.	608	$55,845
PRA Group, Inc.(b)	343	15,308
Preferred Bank	112	8,790
Premier Financial Corp.	279	8,557
Primerica, Inc.	296	38,447
ProAssurance Corp.	405	9,761
PROG Holdings, Inc.(c)	397	12,164
Prosperity Bancshares, Inc.	697	51,899
Provident Financial Services, Inc.	584	13,858
QCR Holdings, Inc.	118	6,591
Radian Group, Inc.	1,344	32,122
Ready Capital Corp.	426	6,326
Redwood Trust, Inc.	846	8,790
Reinsurance Group of America, Inc.	506	56,095
RenaissanceRe Holdings Ltd. (Bermuda)	345	52,019
Renasant Corp.	421	15,371
Republic Bancorp, Inc., Class A	75	3,441
RLI Corp.	304	30,856
Rocket Cos., Inc., Class A(c)	1,032	13,323
Root, Inc., Class A(b)	427	773
Ryan Specialty Group Holdings, Inc., Class A(b)(c)	534	21,392
S&T Bancorp, Inc.	291	9,047
Safety Insurance Group, Inc.	112	9,345
Sandy Spring Bancorp, Inc.	354	16,670
Seacoast Banking Corp. of Florida	414	15,173
Selective Insurance Group, Inc.	450	37,436
Selectquote, Inc.(b)(c)	429	1,334
ServisFirst Bancshares, Inc.	366	31,981
Silvergate Capital Corp., Class A(b)	218	27,921
Simmons First National Corp., Class A(c)	860	24,527
SiriusPoint Ltd. (Bermuda)(b)	668	4,937
SLM Corp.	1,977	38,947
South State Corp.(c)	525	47,250
Southside Bancshares, Inc.	232	9,672
Starwood Property Trust, Inc.	2,195	52,329
State Auto Financial Corp.	133	6,917
StepStone Group, Inc., Class A	359	12,396
Stewart Information Services Corp.	202	13,712
Stifel Financial Corp.	780	57,330
Stock Yards Bancorp, Inc.(c)	189	10,106
StoneX Group, Inc.(b)	127	9,582
Synovus Financial Corp.	1,090	57,389
Texas Capital Bancshares, Inc.(b)	378	25,175
TFS Financial Corp.	420	7,211
Tompkins Financial Corp.	110	8,701
Towne Bank	544	16,962
TPG RE Finance Trust, Inc.	374	4,428
TriCo Bancshares	222	9,635
TriState Capital Holdings, Inc.(b)	212	7,038
Triumph Bancorp, Inc.(b)	178	17,857
Trupanion, Inc.(b)(c)	246	22,049
TrustCo Bank Corp.	144	4,920
Trustmark Corp.	467	14,706
Two Harbors Investment Corp.	2,576	13,035
UMB Financial Corp.	343	34,938
Umpqua Holdings Corp.	1,648	35,185
United Bankshares, Inc.(c)	1,022	37,426
United Community Banks, Inc.	785	30,348
United Fire Group, Inc.	160	4,418

	Shares	Value
Financials-(continued)
Universal Insurance Holdings, Inc.	211	$2,439
Univest Financial Corp.	219	6,347
Unum Group	1,530	42,718
UWM Holdings Corp.(c)	718	3,116
Valley National Bancorp	3,043	42,511
Veritex Holdings, Inc.	367	14,911
Victory Capital Holdings, Inc., Class A	153	5,075
Virtu Financial, Inc., Class A	659	23,118
Virtus Investment Partners, Inc.	61	14,678
Voya Financial, Inc.	832	56,035
Walker & Dunlop, Inc.	226	31,267
Washington Federal, Inc.	509	18,110
Washington Trust Bancorp, Inc.	130	7,055
Waterstone Financial, Inc.	160	3,126
WesBanco, Inc.	486	17,758
Westamerica Bancorporation	201	11,923
Western Alliance Bancorporation	778	72,930
White Mountains Insurance Group Ltd.	23	24,155
Wintrust Financial Corp.	427	42,427
WisdomTree Investments, Inc.	814	4,583
World Acceptance Corp.(b)(c)	32	6,287
WSFS Financial Corp.	487	24,754
Zions Bancorporation N.A	1,172	83,083

		5,777,096

Health Care-12.43%
1Life Healthcare, Inc.(b)	1,144	12,367
23andMe Holding Co., Class A(b)(c)	695	3,107
2seventy bio, Inc.(b)(c)	169	2,508
4D Molecular Therapeutics, Inc.(b)	180	2,466
Acadia Healthcare Co., Inc.(b)	640	36,294
Acadia Pharmaceuticals, Inc.(b)	902	22,920
Accelerate Diagnostics, Inc.(b)(c)	257	730
Accolade, Inc.(b)(c)	272	4,891
Aclaris Therapeutics, Inc.(b)	343	5,111
AdaptHealth Corp.(b)(c)	588	10,249
Adaptive Biotechnologies Corp.(b)	681	9,827
Addus HomeCare Corp.(b)	119	10,120
Aerie Pharmaceuticals, Inc.(b)	335	2,781
Agenus, Inc.(b)	1,395	3,767
Agiliti, Inc.(b)	244	4,394
Agios Pharmaceuticals, Inc.(b)(c)	397	12,359
Akebia Therapeutics, Inc.(b)	1,241	2,681
Akero Therapeutics, Inc.(b)(c)	117	2,074
Alaunos Therapeutics, Inc.(b)(c)	1,614	1,591
Albireo Pharma, Inc.(b)(c)	123	4,101
Alder Biopharmaceuticals, Inc., CVR(g)	48	42
Alector, Inc.(b)(c)	394	6,241
Alignment Healthcare, Inc.(b)(c)	281	2,372
Aligos Therapeutics, Inc.(b)(c)	191	462
Alkermes PLC(b)	1,207	30,006
Allakos, Inc.(b)	243	1,358
Allogene Therapeutics, Inc.(b)(c)	585	5,353
Allovir, Inc.(b)	268	2,412
Allscripts Healthcare Solutions, Inc.(b)	936	18,215
Alphatec Holdings, Inc.(b)(c)	491	5,411
ALX Oncology Holdings, Inc.(b)(c)	56	1,015
Amedisys, Inc.(b)	245	39,259
American Well Corp., Class A(b)(c)	394	1,667
Amicus Therapeutics, Inc.(b)	1,596	12,991

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Health Care-(continued)
AMN Healthcare Services, Inc.(b)	354	$37,574
Amneal Pharmaceuticals, Inc.(b)	725	3,284
Amphastar Pharmaceuticals, Inc.(b)	288	7,980
AnaptysBio, Inc.(b)(c)	134	4,096
Anavex Life Sciences Corp.(b)(c)	538	5,896
AngioDynamics, Inc.(b)	289	6,800
ANI Pharmaceuticals, Inc.(b)	86	3,221
Anika Therapeutics, Inc.(b)	107	3,478
Annexon, Inc.(b)(c)	173	840
Antares Pharma, Inc.(b)	1,209	4,232
Apellis Pharmaceuticals, Inc.(b)	573	24,370
Apollo Medical Holdings, Inc.(b)(c)	227	10,923
Applied Molecular Transport, Inc.(b)	87	572
Applied Therapeutics, Inc.(b)	128	241
Apria, Inc.(b)	133	4,966
Arcturus Therapeutics Holdings, Inc.(b)(c)	158	3,787
Arcus Biosciences, Inc.(b)(c)	290	10,788
Arcutis Biotherapeutics, Inc.(b)(c)	188	3,346
Arena Pharmaceuticals, Inc.(b)	435	41,312
Arrowhead Pharmaceuticals, Inc.(b)	724	31,856
Artivion, Inc.(b)	290	5,670
Arvinas, Inc.(b)(c)	297	19,249
Aspira Women’s Health, Inc.(b)	377	411
Atara Biotherapeutics, Inc.(b)	539	6,926
Atea Pharmaceuticals, Inc.(b)	124	786
AtriCure, Inc.(b)	327	22,710
Atrion Corp.	10	7,155
Aurinia Pharmaceuticals, Inc. (Canada)(b)	817	10,049
Avanos Medical, Inc.(b)	361	12,776
Aveanna Healthcare Holdings, Inc.(b)	344	1,806
Avid Bioservices, Inc.(b)	459	9,400
Avidity Biosciences, Inc.(b)	252	4,274
AxoGen, Inc.(b)	290	2,709
Axonics, Inc.(b)(c)	258	14,644
Axsome Therapeutics, Inc.(b)(c)	183	5,144
Beam Therapeutics, Inc.(b)(c)	249	19,509
BioAtla, Inc.(b)	145	940
BioCryst Pharmaceuticals, Inc.(b)(c)	1,339	22,241
BioDelivery Sciences International, Inc.(b)	627	3,499
Biohaven Pharmaceutical Holding Co. Ltd.(b)(c)	441	52,351
BioLife Solutions, Inc.(b)(c)	182	4,277
Bionano Genomics, Inc.(b)(c)	2,085	4,462
Bioxcel Therapeutics, Inc.(b)(c)	146	2,673
Bluebird Bio, Inc.(b)	506	3,056
Blueprint Medicines Corp.(b)	403	24,402
Bolt Biotherapeutics, Inc.(b)(c)	101	352
Bridgebio Pharma, Inc.(b)(c)	504	3,931
Brookdale Senior Living, Inc.(b)	1,383	9,515
Bruker Corp.	788	55,452
Butterfly Network, Inc.(b)(c)	815	4,197
C4 Therapeutics, Inc.(b)	91	2,041
Cano Health, Inc.(b)	1,309	6,375
Cara Therapeutics, Inc.(b)	299	3,101
Cardiovascular Systems, Inc.(b)	300	6,318
CareDx, Inc.(b)	394	15,122
Caribou Biosciences, Inc.(b)	179	1,786
Cassava Sciences, Inc.(b)(c)	285	12,115
Castle Biosciences, Inc.(b)(c)	150	6,493
Catalyst Pharmaceuticals, Inc.(b)	732	5,710
Celldex Therapeutics, Inc.(b)(c)	279	8,342

	Shares	Value
Health Care-(continued)
CEL-SCI Corp.(b)(c)	323	$1,867
Cerevel Therapeutics Holdings, Inc.(b)(c)	326	8,629
Certara, Inc.(b)(c)	647	16,395
Cerus Corp.(b)	1,284	7,537
Change Healthcare, Inc.(b)	1,745	37,378
Chemed Corp.	115	55,003
ChemoCentryx, Inc.(b)	367	11,135
Chimerix, Inc.(b)(c)	549	3,096
Clover Health Investments Corp.(b)(c)	2,226	6,055
Clovis Oncology, Inc.(b)(c)	841	1,732
Codexis, Inc.(b)	436	8,689
Coherus Biosciences, Inc.(b)(c)	457	5,388
Collegium Pharmaceutical, Inc.(b)	240	4,673
Community Health Systems, Inc.(b)	836	8,786
Computer Programs & Systems, Inc.(b)	103	3,170
CONMED Corp.	217	31,717
Corcept Therapeutics, Inc.(b)	825	18,389
Cortexyme, Inc.(b)(c)	122	531
CorVel Corp.(b)	73	11,611
Covetrus, Inc.(b)	772	13,680
Crinetics Pharmaceuticals, Inc.(b)	242	4,845
CRISPR Therapeutics AG (Switzerland)(b)(c)	459	28,169
Cross Country Healthcare, Inc.(b)	270	6,029
CryoPort, Inc.(b)(c)	276	9,475
Cue Biopharma, Inc.(b)	213	1,235
Cullinan Oncology, Inc.(b)(c)	114	1,635
Curis, Inc.(b)	515	1,725
Cutera, Inc.(b)(c)	114	4,373
Cytokinetics, Inc.(b)(c)	563	19,885
Deciphera Pharmaceuticals, Inc.(b)(c)	304	2,344
Denali Therapeutics, Inc.(b)	592	19,276
DermTech, Inc.(b)(c)	134	1,714
Dynavax Technologies Corp.(b)(c)	859	10,531
Dyne Therapeutics, Inc.(b)	174	1,491
Eagle Pharmaceuticals, Inc.(b)(c)	84	3,981
Editas Medicine, Inc.(b)(c)	511	8,748
Emergent BioSolutions, Inc.(b)	362	14,980
Enanta Pharmaceuticals, Inc.(b)	140	9,859
Encompass Health Corp.	745	49,185
Endo International PLC(b)	1,747	5,433
Ensign Group, Inc. (The)	392	32,944
Envista Holdings Corp.(b)	1,209	58,032
Epizyme, Inc.(b)	535	797
Erasca, Inc.(b)(c)	181	2,244
Essa Pharma, Inc. (Canada)(b)	180	1,471
Establishment Labs Holdings, Inc. (Costa Rica)(b)(c)	141	8,521
Evolent Health, Inc., Class A(b)	653	17,402
Exelixis, Inc.(b)	2,362	48,492
Fate Therapeutics, Inc.(b)(c)	569	19,659
FibroGen, Inc.(b)(c)	624	8,780
Figs, Inc., Class A(b)	568	9,332
Fluidigm Corp.(b)(c)	541	1,991
Forma Therapeutics Holdings, Inc.(b)(c)	125	1,233
Fulcrum Therapeutics, Inc.(b)	191	2,101
Fulgent Genetics, Inc.(b)(c)	143	8,909
G1 Therapeutics, Inc.(b)(c)	221	2,345
Generation Bio Co.(b)(c)	276	1,413
Geron Corp.(b)	1,800	1,962
Glaukos Corp.(b)	348	19,248

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Health Care-(continued)
Global Blood Therapeutics, Inc.(b)(c)	420	$12,684
Globus Medical, Inc., Class A(b)	586	41,208
Gossamer Bio., Inc.(b)	374	3,377
Guardant Health, Inc.(b)(c)	647	42,877
Haemonetics Corp.(b)	382	22,045
Halozyme Therapeutics, Inc.(b)	1,012	35,896
Hanger, Inc.(b)	290	5,255
Harmony Biosciences Holdings, Inc.(b)(c)	129	5,155
Health Catalyst, Inc.(b)(c)	324	8,787
HealthEquity, Inc.(b)	624	33,515
HealthStream, Inc.(b)	189	3,873
Heron Therapeutics, Inc.(b)(c)	724	5,140
Heska Corp.(b)(c)	76	10,792
Hims & Hers Health, Inc.(b)(c)	583	3,043
Homology Medicines, Inc.(b)(c)	278	970
Humacyte, Inc.(b)	385	2,322
Humanigen, Inc.(b)	356	723
Icosavax, Inc.(b)	89	1,550
ICU Medical, Inc.(b)	155	36,693
Ideaya Biosciences, Inc.(b)	202	2,666
IGM Biosciences, Inc.(b)	62	1,034
Imago Biosciences, Inc.(b)(c)	88	2,072
ImmunityBio, Inc.(b)(c)	586	4,008
ImmunoGen, Inc.(b)	1,515	8,545
Immunovant, Inc.(b)(c)	301	1,680
Inari Medical, Inc.(b)(c)	149	13,109
Inhibrx, Inc.(b)(c)	71	1,527
Innoviva, Inc.(b)	468	8,990
Inogen, Inc.(b)	143	4,989
Inovio Pharmaceuticals, Inc.(b)(c)	1,575	5,103
Insmed, Inc.(b)(c)	859	20,530
Inspire Medical Systems, Inc.(b)	205	50,032
Integer Holdings Corp.(b)	248	20,800
Integra LifeSciences Holdings Corp.(b)	538	36,078
Intellia Therapeutics, Inc.(b)	502	49,623
Intercept Pharmaceuticals, Inc.(b)(c)	212	3,023
Intersect ENT, Inc.(b)	237	6,446
Intra-Cellular Therapies, Inc.(b)	610	33,843
Invitae Corp.(b)(c)	1,460	15,753
Ionis Pharmaceuticals, Inc.(b)(c)	952	31,778
Iovance Biotherapeutics, Inc.(b)(c)	928	14,542
iRhythm Technologies, Inc.(b)	219	28,310
Ironwood Pharmaceuticals, Inc.(b)	1,158	12,460
iTeos Therapeutics, Inc.(b)	105	3,794
IVERIC bio, Inc.(b)	545	8,742
Joint Corp. (The)(b)(c)	107	4,387
Karuna Therapeutics, Inc.(b)(c)	155	16,275
Karyopharm Therapeutics, Inc.(b)(c)	509	5,258
Keros Therapeutics, Inc.(b)(c)	100	5,370
Kiniksa Pharmaceuticals Ltd., Class A(b)(c)	183	1,874
Kinnate Biopharma, Inc.(b)(c)	82	638
Kodiak Sciences, Inc.(b)	231	1,996
Kronos Bio, Inc.(b)	127	956
Krystal Biotech, Inc.(b)	131	8,325
Kura Oncology, Inc.(b)(c)	421	6,681
Kymera Therapeutics, Inc.(b)(c)	211	8,389
Lantheus Holdings, Inc.(b)	506	24,197
LeMaitre Vascular, Inc.(c)	145	6,883
Lexicon Pharmaceuticals, Inc.(b)(c)	433	896
LHC Group, Inc.(b)	225	30,638

	Shares	Value
Health Care-(continued)
Ligand Pharmaceuticals, Inc.(b)(c)	125	$12,652
LivaNova PLC(b)	399	31,449
MacroGenics, Inc.(b)(c)	367	3,431
Madrigal Pharmaceuticals, Inc.(b)(c)	74	6,871
MannKind Corp.(b)(c)	1,771	4,640
Maravai LifeSciences Holdings, Inc., Class A(b)	837	32,702
MaxCyte, Inc.(b)	485	3,376
MEDNAX, Inc.(b)	581	13,636
Medpace Holdings, Inc.(b)	218	33,347
MeiraGTx Holdings PLC(b)(c)	166	2,379
Meridian Bioscience, Inc.(b)	308	7,792
Merit Medical Systems, Inc.(b)	378	24,581
Mersana Therapeutics, Inc.(b)	430	1,888
Merus N.V. (Netherlands)(b)	208	5,843
Mesa Laboratories, Inc.	39	9,958
MiMedx Group, Inc.(b)	545	2,752
Mirati Therapeutics, Inc.(b)(c)	290	25,604
ModivCare, Inc.(b)	95	11,210
Monte Rosa Therapeutics, Inc.(b)(c)	87	1,248
Morphic Holding, Inc.(b)(c)	140	5,580
Multiplan Corp.(b)(c)	999	3,756
Myovant Sciences Ltd.(b)(c)	276	3,704
Myriad Genetics, Inc.(b)	584	14,238
NanoString Technologies, Inc.(b)	340	12,056
Natera, Inc.(b)	638	41,948
National HealthCare Corp.	94	6,112
National Research Corp.	104	4,137
Natus Medical, Inc.(b)	252	7,011
Nektar Therapeutics(b)(c)	1,306	13,373
Neogen Corp.(b)	804	28,703
NeoGenomics, Inc.(b)	874	18,712
Nevro Corp.(b)(c)	249	17,853
NextGen Healthcare, Inc.(b)	428	8,359
NGM Biopharmaceuticals, Inc.(b)(c)	231	3,433
Nkarta, Inc.(b)	87	788
Nurix Therapeutics, Inc.(b)(c)	149	2,409
NuVasive, Inc.(b)	387	20,944
Nuvation Bio, Inc.(b)(c)	811	4,104
Oak Street Health, Inc.(b)	812	14,218
Ocugen, Inc.(b)(c)	1,488	5,238
Ocular Therapeutix, Inc.(b)(c)	544	3,036
Olema Pharmaceuticals, Inc.(b)	76	356
Omeros Corp.(b)(c)	445	3,204
Omnicell, Inc.(b)	326	42,145
OPKO Health, Inc.(b)(c)	3,314	10,373
OptimizeRx Corp.(b)(c)	119	5,390
Option Care Health, Inc.(b)	942	24,209
Oramed Pharmaceuticals, Inc. (Israel)(b)(c)	218	2,245
OraSure Technologies, Inc.(b)(c)	539	4,204
Organogenesis Holdings, Inc.(b)(c)	241	1,793
Organon & Co.	1,926	71,898
ORIC Pharmaceuticals, Inc.(b)	191	1,482
Ortho Clinical Diagnostics Holdings PLC(b)	876	15,496
Orthofix Medical, Inc.(b)	147	4,995
OrthoPediatrics Corp.(b)	102	5,717
Outset Medical, Inc.(b)(c)	291	12,795
Owens & Minor, Inc.	536	23,664
Pacific Biosciences of California, Inc.(b)(c)	1,570	18,714
Pacira BioSciences, Inc.(b)	329	21,941
Passage Bio, Inc.(b)	203	674

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Health Care-(continued)
Patterson Cos., Inc.	655	$19,584
Pennant Group, Inc. (The)(b)	202	3,283
Penumbra, Inc.(b)(c)	262	58,096
Perrigo Co. PLC	1,000	35,520
Personalis, Inc.(b)	250	2,625
PetIQ, Inc.(b)(c)	183	3,631
Phathom Pharmaceuticals, Inc.(b)	105	1,904
Phibro Animal Health Corp., Class A	152	3,238
Phreesia, Inc.(b)	340	10,469
Pliant Therapeutics, Inc.(b)	95	852
PMV Pharmaceuticals, Inc.(b)(c)	85	1,346
Point Biopharma Global, Inc.(b)(c)	270	1,817
Praxis Precision Medicines, Inc.(b)(c)	168	2,201
Precigen, Inc.(b)(c)	696	1,566
Precision BioSciences, Inc.(b)	357	1,517
Prelude Therapeutics, Inc.(b)	94	830
Premier, Inc., Class A	915	32,885
Prestige Consumer Healthcare, Inc.(b)	374	22,264
Privia Health Group, Inc.(b)(c)	519	13,359
Progyny, Inc.(b)(c)	402	15,823
Prometheus Biosciences, Inc.(b)(c)	88	3,832
Protagonist Therapeutics, Inc.(b)(c)	321	7,794
Prothena Corp. PLC (Ireland)(b)(c)	236	8,166
Provention Bio, Inc.(b)(c)	356	2,232
PTC Therapeutics, Inc.(b)(c)	476	16,717
Pulmonx Corp.(b)	151	3,965
Quanterix Corp.(b)	218	7,355
Quantum-Si, Inc.(b)(c)	609	2,533
Quidel Corp.(b)	281	29,727
R1 RCM, Inc.(b)(c)	939	25,531
Radius Health, Inc.(b)	300	2,496
RadNet, Inc.(b)	337	8,314
RAPT Therapeutics, Inc.(b)(c)	143	2,860
Reata Pharmaceuticals, Inc., Class A(b)(c)	200	6,548
Recursion Pharmaceuticals, Inc., Class A(b)(c)	297	3,252
REGENXBIO, Inc.(b)(c)	239	6,264
Relay Therapeutics, Inc.(b)	317	7,643
Relmada Therapeutics, Inc.(b)	178	3,651
Repare Therapeutics, Inc. (Canada)(b)	123	1,977
Repligen Corp.(b)	394	77,500
Replimune Group, Inc.(b)	158	2,534
Revance Therapeutics, Inc.(b)	511	6,934
REVOLUTION Medicines, Inc.(b)(c)	358	6,773
Rhythm Pharmaceuticals, Inc.(b)	263	2,004
Rigel Pharmaceuticals, Inc.(b)	1,278	3,208
Rocket Pharmaceuticals, Inc.(b)(c)	286	5,094
Rubius Therapeutics, Inc.(b)(c)	302	1,507
Sage Therapeutics, Inc.(b)	396	14,403
Sana Biotechnology, Inc.(b)	282	1,822
Sangamo Therapeutics, Inc.(b)	924	5,405
Sarepta Therapeutics, Inc.(b)(c)	620	47,498
Scholar Rock Holding Corp.(b)	168	2,923
Schrodinger, Inc.(b)(c)	373	12,965
Seer, Inc.(b)	234	3,585
Select Medical Holdings Corp.	805	18,636
Sema4 Holdings Corp.(b)	808	2,820
Senseonics Holdings, Inc.(b)(c)	2,832	5,098
Seres Therapeutics, Inc.(b)	515	4,120
Shattuck Labs, Inc.(b)	110	550
Shockwave Medical, Inc.(b)	237	42,004

	Shares	Value
Health Care-(continued)
SI-BONE, Inc.(b)	199	$4,390
SIGA Technologies, Inc.(b)	336	2,016
Sight Sciences, Inc.(b)	89	1,549
Signify Health, Inc., Class A(b)(c)	188	2,641
Silk Road Medical, Inc.(b)(c)	247	9,171
Simulations Plus, Inc.	121	4,766
SmileDirectClub, Inc.(b)(c)	797	1,745
Sorrento Therapeutics, Inc.(b)(c)	2,120	5,364
Sotera Health Co.(b)	636	13,909
SpringWorks Therapeutics, Inc.(b)(c)	147	8,319
STAAR Surgical Co.(b)	284	22,527
Stoke Therapeutics, Inc.(b)(c)	100	1,950
Supernus Pharmaceuticals, Inc.(b)	398	12,716
Surgery Partners, Inc.(b)	248	12,963
SurModics, Inc.(b)	103	4,623
Sutro Biopharma, Inc.(b)	242	2,159
Syndax Pharmaceuticals, Inc.(b)(c)	295	4,599
Syneos Health, Inc.(b)	777	61,538
Tabula Rasa HealthCare, Inc.(b)(c)	174	992
Tactile Systems Technology, Inc.(b)	148	3,013
Tandem Diabetes Care, Inc.(b)	470	52,936
Tango Therapeutics, Inc.(b)	291	2,666
Taysha Gene Therapies, Inc.(b)(c)	130	828
Tenet Healthcare Corp.(b)	685	58,903
TG Therapeutics, Inc.(b)	909	8,972
Theravance Biopharma, Inc.(b)(c)	412	4,149
Tilray Brands, Inc., Class 2 (Canada)(b)(c)	3,468	21,155
Tivity Health, Inc.(b)	296	8,075
TransMedics Group, Inc.(b)(c)	186	3,445
Travere Therapeutics, Inc.(b)(c)	413	11,258
Treace Medical Concepts, Inc.(b)	119	2,563
Turning Point Therapeutics, Inc.(b)(c)	314	9,941
Twist Bioscience Corp.(b)(c)	328	18,348
Ultragenyx Pharmaceutical, Inc.(b)	483	32,516
uniQure N.V. (Netherlands)(b)(c)	258	4,383
United Therapeutics Corp.(b)	337	56,009
US Physical Therapy, Inc.	101	9,289
Vanda Pharmaceuticals, Inc.(b)	416	4,726
Vapotherm, Inc.(b)(c)	117	1,777
Varex Imaging Corp.(b)(c)	291	6,879
Vaxart, Inc.(b)(c)	915	4,648
Vaxcyte, Inc.(b)(c)	156	3,615
VBI Vaccines, Inc.(b)	1,342	2,000
Veracyte, Inc.(b)(c)	530	14,734
Vericel Corp.(b)(c)	296	12,198
Verve Therapeutics, Inc.(b)	126	4,114
ViewRay, Inc.(b)	922	3,836
Viking Therapeutics, Inc.(b)	523	1,752
Vir Biotechnology, Inc.(b)	485	12,217
Vocera Communications, Inc.(b)(c)	259	20,526
XBiotech, Inc.	147	1,449
Xencor, Inc.(b)	393	12,305
Xenon Pharmaceuticals, Inc. (Canada)(b)	296	9,383
Y-mAbs Therapeutics, Inc.(b)(c)	196	1,786
Zentalis Pharmaceuticals, Inc.(b)(c)	169	8,431
Zogenix, Inc.(b)	376	9,874
Zomedica Corp.(b)	6,966	2,508

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Health Care-(continued)
Zymeworks, Inc. (Canada)(b)	278	$2,013
Zynex, Inc.(c)	172	1,082

		4,413,723

Industrials-16.37%
AAON, Inc.	314	18,388
AAR Corp.(b)	256	11,505
ABM Industries, Inc.	502	22,505
ACCO Brands Corp.	716	6,158
Acuity Brands, Inc.	262	47,781
ACV Auctions, Inc., Class A(b)	664	8,758
ADT, Inc.(c)	1,149	8,399
Advanced Drainage Systems, Inc.	396	46,221
AECOM	1,020	74,113
Aerojet Rocketdyne Holdings, Inc.	511	19,801
AeroVironment, Inc.(b)	172	12,221
AGCO Corp.	480	57,677
Air Lease Corp.	811	33,867
Air Transport Services Group, Inc.(b)	135	4,254
Alamo Group, Inc.	76	10,572
Alaska Air Group, Inc.(b)	234	13,137
Albany International Corp., Class A	243	21,340
Allegiant Travel Co.(b)	35	6,093
Allison Transmission Holdings, Inc.	792	31,632
Altra Industrial Motion Corp.	486	20,640
Ameresco, Inc., Class A(b)(c)	200	12,850
American Airlines Group, Inc.(b)(c)	1,212	20,907
American Woodmark Corp.(b)	125	6,698
API Group Corp.(b)	1,178	25,409
Apogee Enterprises, Inc.	191	8,608
Applied Industrial Technologies, Inc.	289	29,218
ArcBest Corp.	191	17,702
Arcosa, Inc.	363	19,119
Argan, Inc.	118	4,589
Armstrong World Industries, Inc.	357	31,559
Array Technologies, Inc.(b)	855	9,610
ASGN, Inc.(b)	396	43,873
Astec Industries, Inc.	162	8,068
Astra Space, Inc.(b)(c)	829	2,885
Atkore, Inc.(b)	345	35,090
Atlas Air Worldwide Holdings, Inc.(b)(c)	55	4,310
Avis Budget Group, Inc.(b)	296	54,298
Axon Enterprise, Inc.(b)	513	71,948
AZEK Co., Inc. (The)(b)	695	20,496
AZZ, Inc.	187	9,206
Barnes Group, Inc.	360	16,722
Barrett Business Services, Inc.	57	3,429
Beacon Roofing Supply, Inc.(b)	419	25,010
Berkshire Grey, Inc.(b)	329	1,099
Blink Charging Co.(b)(c)	285	7,005
Bloom Energy Corp., Class A(b)(c)	1,091	24,220
Blue Bird Corp.(b)	122	2,600
Boise Cascade Co.	290	23,183
Brady Corp., Class A	364	16,773
BrightView Holdings, Inc.(b)	315	4,256
Brink’s Co. (The)	369	25,852
Builders FirstSource, Inc.(b)	1,435	106,793
BWX Technologies, Inc.	691	36,913
CACI International, Inc., Class A(b)	173	48,404
Carlisle Cos., Inc.	389	92,349

	Shares	Value
Industrials-(continued)
Casella Waste Systems, Inc., Class A(b)	377	$28,426
CBIZ, Inc.(b)	355	13,813
ChargePoint Holdings, Inc.(b)(c)	1,338	19,428
Chart Industries, Inc.(b)(c)	272	39,277
Cimpress PLC (Ireland)(b)	122	7,685
CIRCOR International, Inc.(b)	151	4,068
Clean Harbors, Inc.(b)	387	36,931
Colfax Corp.(b)	1,044	41,979
Columbus McKinnon Corp.	213	9,721
Comfort Systems USA, Inc.	272	23,387
Construction Partners, Inc.(b)	232	6,208
Core & Main, Inc., Class A(b)	541	12,162
CoreCivic, Inc.(b)	900	8,199
Cornerstone Building Brands, Inc.(b)	377	8,324
CRA International, Inc.	56	4,974
Crane Co.	351	35,479
CSW Industrials, Inc.	112	13,477
Curtiss-Wright Corp.	294	43,371
Deluxe Corp.	319	9,924
Desktop Metal, Inc., Class A(b)(c)	1,505	6,261
Donaldson Co., Inc.	915	49,657
Douglas Dynamics, Inc.	173	6,356
Driven Brands Holdings, Inc.(b)(c)	375	11,014
Ducommun, Inc., (Acquired 05/28/2019 -02/10/2022; Cost $4,239)(b)(d)	80	4,041
Dun & Bradstreet Holdings, Inc.(b)(c)	1,129	20,954
DXP Enterprises, Inc.(b)	133	3,818
Dycom Industries, Inc.(b)	230	20,024
EMCOR Group, Inc.	403	46,563
Encore Wire Corp.	154	17,929
Energy Recovery, Inc.(b)	278	5,282
Enerpac Tool Group Corp.	447	7,711
EnerSys	319	23,201
Ennis, Inc.	196	3,681
Enovix Corp.(b)	490	8,163
EnPro Industries, Inc.	146	16,124
ESCO Technologies, Inc.	195	13,566
Evoqua Water Technologies Corp.(b)	900	38,394
Exponent, Inc.	398	37,714
Federal Signal Corp.	457	16,502
First Advantage Corp.(b)(c)	401	6,476
Flowserve Corp.	975	29,611
Fluor Corp.(b)(c)	1,059	22,938
Forrester Research, Inc.(b)	86	4,466
Forward Air Corp.	203	20,946
Franklin Electric Co., Inc.	295	24,945
FREYR Battery S.A. (Norway)(b)(c)	697	6,635
Frontier Group Holdings, Inc.(b)(c)	323	4,160
FTI Consulting, Inc.(b)(c)	257	37,522
FuelCell Energy, Inc.(b)(c)	2,747	16,482
Gates Industrial Corp. PLC(b)	437	6,922
GATX Corp.	256	27,297
Genco Shipping & Trading Ltd.	204	3,933
GEO Group, Inc. (The)(c)	913	5,441
Gibraltar Industries, Inc.(b)	245	11,838
Global Industrial Co.	95	3,019
GMS, Inc.(b)	291	15,787
Gorman-Rupp Co. (The)	156	5,813
Graco, Inc.	1,271	91,626
GrafTech International Ltd.	1,304	13,144

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Industrials-(continued)
Granite Construction, Inc.	343	$10,383
Great Lakes Dredge & Dock Corp.(b)	491	6,928
Greenbrier Cos., Inc. (The)(c)	243	10,797
Griffon Corp.	361	8,321
GXO Logistics, Inc.(b)	773	64,878
H&E Equipment Services, Inc.	244	10,189
Harsco Corp.(b)	593	7,063
Hawaiian Holdings, Inc.(b)(c)	100	1,918
Healthcare Services Group, Inc.	559	8,843
Heartland Express, Inc.	387	5,557
Heidrick & Struggles International, Inc.	146	6,242
Helios Technologies, Inc.	230	18,034
Herc Holdings, Inc.	155	24,664
Heritage-Crystal Clean, Inc.(b)	118	3,309
Hexcel Corp.	628	36,361
Hillenbrand, Inc.	547	26,097
Hillman Solutions Corp.(b)	702	6,585
HNI Corp.	329	13,387
Hub Group, Inc., Class A(b)	256	21,606
Hubbell, Inc.	408	72,726
Huron Consulting Group, Inc.(b)	169	8,337
Hydrofarm Holdings Group, Inc.(b)(c)	197	3,989
Hyliion Holdings Corp.(b)(c)	713	3,080
Hyster-Yale Materials Handling, Inc.(c)	54	2,067
Hyzon Motors, Inc.(b)(c)	556	3,102
IAA, Inc.(b)	1,006	36,960
ICF International, Inc.	140	12,407
Ideanomics, Inc.(b)(c)	3,226	3,387
IES Holdings, Inc.(b)	70	2,943
Insperity, Inc.	275	24,736
Insteel Industries, Inc.	144	5,344
Interface, Inc.	443	5,781
ITT, Inc.	641	56,325
Janus International Group, Inc.(b)	518	4,988
JELD-WEN Holding, Inc.(b)	689	15,902
JetBlue Airways Corp.(b)	596	9,101
John Bean Technologies Corp.	238	26,982
Kadant, Inc.	87	17,169
Kaman Corp.	187	8,118
KAR Auction Services, Inc.(b)(c)	892	16,466
KBR, Inc.	1,051	52,172
Kelly Services, Inc., Class A	252	5,347
Kennametal, Inc.	595	18,867
Kforce, Inc.	145	10,901
Kimball International, Inc., Class B	274	2,540
Kirby Corp.(b)	112	7,297
Korn Ferry	416	27,564
Kratos Defense & Security Solutions, Inc.(b)	927	19,393
Landstar System, Inc.	287	44,316
Lincoln Electric Holdings, Inc.	420	53,533
Lindsay Corp.	82	10,759
Luxfer Holdings PLC (United Kingdom)	208	3,623
Manitowoc Co., Inc. (The)(b)	261	4,314
ManpowerGroup, Inc.	407	43,256
ManTech International Corp., Class A	206	17,174
Markforged Holding Corp.(b)	346	1,346
Marten Transport Ltd.	465	8,021
Masonite International Corp.(b)	172	16,225
MasTec, Inc.(b)	446	35,127
Matson, Inc.	81	8,972

	Shares	Value
Industrials-(continued)
Matthews International Corp., Class A	237	$7,864
Maxar Technologies, Inc.	543	17,615
McGrath RentCorp.	181	14,712
MDU Resources Group, Inc.	1,509	40,396
Mercury Systems, Inc.(b)	420	25,292
Meritor, Inc.(b)	529	18,838
Microvast Holdings, Inc.(b)(c)	1,012	7,226
Middleby Corp. (The)(b)	413	73,357
MillerKnoll, Inc.	563	21,889
Momentus, Inc.(b)(c)	328	754
Montrose Environmental Group, Inc.(b)	167	7,366
Moog, Inc., Class A	218	18,118
MRC Global, Inc.(b)	588	5,939
MSA Safety, Inc.	279	38,809
MSC Industrial Direct Co., Inc., Class A	352	27,273
Mueller Industries, Inc.	385	21,964
Mueller Water Products, Inc., Class A	1,188	15,076
MYR Group, Inc.(b)	127	11,398
National Presto Industries, Inc.	40	3,180
Nielsen Holdings PLC	2,555	44,508
Nikola Corp.(b)(c)	1,188	9,385
NOW, Inc.(b)	828	7,734
NV5 Global, Inc.(b)	94	10,082
nVent Electric PLC	1,259	42,718
Omega Flex, Inc.	24	3,486
Oshkosh Corp.	512	56,853
Parsons Corp.(b)(c)	192	6,655
PGT Innovations, Inc.(b)	447	9,615
Pitney Bowes, Inc.	1,316	6,554
Primoris Services Corp.	403	10,627
Proterra, Inc., (Acquired 11/30/2021 -02/10/2022; Cost $14,006)(b)(d)	1,270	11,481
Proto Labs, Inc.(b)	208	11,696
Quanex Building Products Corp.	252	5,761
Quanta Services, Inc.	1,068	116,348
RBC Bearings, Inc.(b)(c)	217	42,065
Regal Rexnord Corp.	503	80,656
Resideo Technologies, Inc.(b)	1,026	26,409
Resources Connection, Inc.	234	3,884
REV Group, Inc.	220	2,974
Rocket Lab USA, Inc.(b)(c)	1,176	11,219
Romeo Power, Inc.(b)(c)	702	1,285
Rush Enterprises, Inc., Class A	324	16,829
Rush Enterprises, Inc., Class B	42	2,058
Ryder System, Inc.	403	31,773
Saia, Inc.(b)	197	56,584
Schneider National, Inc., Class B	425	11,101
Science Applications International Corp.	434	38,057
Shoals Technologies Group, Inc., Class A(b)	778	12,300
Shyft Group, Inc. (The)	238	9,618
Simpson Manufacturing Co., Inc.	326	38,634
SiteOne Landscape Supply, Inc.(b)	335	57,764
Skillsoft Corp.(b)	497	3,221
SkyWest, Inc.(b)	95	2,670
SP Plus Corp.(b)	178	5,313
Spire Global, Inc.(b)	350	760
Spirit AeroSystems Holdings, Inc., Class A	790	39,500
Spirit Airlines, Inc.(b)	203	5,091
SPX Corp.(b)	339	17,187
SPX FLOW, Inc.	312	26,798

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Industrials-(continued)
Standex International Corp.	92	$9,746
Steelcase, Inc., Class A	640	7,789
Stem, Inc.(b)(c)	379	3,608
Stericycle, Inc.(b)(c)	689	40,210
Sterling Construction Co., Inc.(b)	211	6,231
Sun Country Airlines Holdings, Inc.(b)(c)	150	4,058
Tennant Co.	139	10,950
Terex Corp.	523	21,589
Tetra Tech, Inc.	405	64,302
Thermon Group Holdings, Inc.(b)	250	4,280
Timken Co. (The)	514	33,698
Toro Co. (The)	791	74,204
TPI Composites, Inc.(b)(c)	279	3,772
Trex Co., Inc.(b)	860	78,982
TriNet Group, Inc.(b)	295	25,756
Trinity Industries, Inc.	558	16,104
Triton International Ltd. (Bermuda)	504	33,103
Triumph Group, Inc.(b)	484	12,119
TrueBlue, Inc.(b)	265	7,208
TuSimple Holdings, Inc., Class A(b)(c)	277	4,825
Tutor Perini Corp.(b)	344	3,371
UFP Industries, Inc.	464	39,788
UniFirst Corp.	114	20,663
Univar Solutions, Inc.(b)	1,279	39,278
Upwork, Inc.(b)	860	21,741
US Ecology, Inc.(b)	236	11,196
Valmont Industries, Inc.	159	34,416
Vectrus, Inc.(b)	88	4,034
Veritiv Corp.(b)	106	11,360
Vertiv Holdings Co.	2,392	31,144
Viad Corp.(b)	153	5,346
Vicor Corp.(b)	167	12,487
View, Inc.(b)(c)	407	985
Virgin Galactic Holdings, Inc.(b)(c)	1,444	13,978
Wabash National Corp.(c)	374	6,373
Watsco, Inc.	247	67,446
Watts Water Technologies, Inc., Class A	207	29,798
Welbilt, Inc.(b)	1,011	23,900
Werner Enterprises, Inc.	457	19,861
WESCO International, Inc.(b)	340	41,388
Wheels Up Experience, Inc.(b)	552	1,938
Willdan Group, Inc.(b)(c)	96	3,101
WillScot Mobile Mini Holdings Corp.(b)	1,267	45,017
Woodward, Inc.	449	55,959
XPO Logistics, Inc.(b)	731	53,129
Zurn Water Solutions Corp.	907	29,496

		5,814,767

Information Technology-13.38%
3D Systems Corp.(b)(c)	937	16,697
8x8, Inc.(b)	797	10,329
908 Devices, Inc.(b)(c)	116	1,929
A10 Networks, Inc.	431	6,137
ACI Worldwide, Inc.(b)	792	26,548
ACM Research, Inc., Class A(b)(c)	95	7,830
ADTRAN, Inc.	364	7,495
Advanced Energy Industries, Inc.	288	24,725
Aeva Technologies, Inc.(b)	715	3,003
AEye, Inc.(b)(c)	752	2,497
Agilysys, Inc.(b)	179	7,523

	Shares	Value
Information Technology-(continued)
Alarm.com Holdings, Inc.(b)	355	$23,370
Alkami Technology, Inc.(b)(c)	131	2,065
Allegro MicroSystems, Inc. (Japan)(b)	426	12,213
Alliance Data Systems Corp.	354	23,877
Alpha & Omega Semiconductor Ltd.(b)	158	8,496
Altair Engineering, Inc., Class A(b)	381	25,306
Alteryx, Inc., Class A(b)(c)	446	27,786
Ambarella, Inc.(b)	271	37,861
American Software, Inc., Class A	235	5,163
Amkor Technology, Inc.	823	18,657
Anaplan, Inc.(b)	975	46,186
AppFolio, Inc., Class A(b)(c)	128	14,482
Appian Corp.(b)(c)	266	16,215
Aspen Technology, Inc.(b)	501	76,357
Avaya Holdings Corp.(b)(c)	631	8,689
AvePoint, Inc.(b)(c)	603	3,401
Avid Technology, Inc.(b)	252	7,928
Avnet, Inc.	745	31,342
Axcelis Technologies, Inc.(b)	252	17,443
Azenta, Inc.	554	48,486
Badger Meter, Inc.	218	21,671
Belden, Inc.	335	18,877
Benchmark Electronics, Inc.	266	6,953
Benefitfocus, Inc.(b)	199	2,006
BigCommerce Holdings, Inc., Series 1(b)	289	7,485
Blackbaud, Inc.	330	20,622
Blackline, Inc.(b)(c)	394	29,672
Bottomline Technologies (DE), Inc.(b)	339	19,201
Box, Inc., Class A(b)	1,143	29,272
Brightcove, Inc.(b)	229	1,713
BTRS Holdings, Inc.(b)	516	3,148
C3.ai, Inc., Class A(b)(c)	300	6,726
Calix, Inc.(b)	428	23,257
Cambium Networks Corp.(b)	69	1,919
Cantaloupe, Inc.(b)	400	3,108
Casa Systems, Inc.(b)	252	1,048
Cass Information Systems, Inc.	101	3,998
CDK Global, Inc.	907	41,123
Cerence, Inc.(b)(c)	285	10,291
CEVA, Inc.(b)	173	7,053
ChannelAdvisor Corp.(b)	223	4,003
Ciena Corp.(b)	1,160	79,367
Cipher Mining, Inc.(b)(c)	374	1,141
Cirrus Logic, Inc.(b)	431	37,441
Clear Secure, Inc., Class A(b)(c)	223	6,005
Clearfield, Inc.(b)	88	5,642
CMC Materials, Inc.	213	39,497
Coherent, Inc.(b)	186	49,163
Cohu, Inc.(b)	364	11,350
CommScope Holding Co., Inc.(b)	1,529	14,587
CommVault Systems, Inc.(b)	309	19,439
Comtech Telecommunications Corp.	195	4,013
Concentrix Corp.(c)	332	66,363
Conduent, Inc.(b)	1,273	6,199
Consensus Cloud Solutions, Inc.(b)	112	6,234
Corsair Gaming, Inc.(b)(c)	211	4,870
Couchbase, Inc.(b)	81	1,707
CSG Systems International, Inc.	246	15,183
CTS Corp.	218	8,271
Diebold Nixdorf, Inc.(b)	558	4,855

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Information Technology-(continued)
Digi International, Inc.(b)	251	$5,040
Digital Turbine, Inc.(b)(c)	679	32,918
DigitalOcean Holdings, Inc.(b)(c)	201	11,923
Diodes, Inc.(b)	337	30,192
Dolby Laboratories, Inc., Class A	488	36,649
Domo, Inc., Class B(b)	217	9,656
Duck Creek Technologies, Inc.(b)	295	6,927
DXC Technology Co.(b)	1,878	63,908
E2open Parent Holdings, Inc.(b)(c)	1,122	10,076
Eastman Kodak Co.(b)(c)	290	1,383
Ebix, Inc.	197	5,813
Elastic N.V.(b)	481	41,679
Envestnet, Inc.(b)	412	30,826
ePlus, Inc.(b)	202	9,474
Euronet Worldwide, Inc.(b)	403	51,677
Everbridge, Inc.(b)	288	11,382
EVERTEC, Inc.	457	18,445
Evo Payments, Inc., Class A(b)	354	8,535
Evolv Technologies Holdings, Inc.(b)	486	1,711
ExlService Holdings, Inc.(b)	251	30,318
Extreme Networks, Inc.(b)	969	11,134
Fabrinet (Thailand)(b)	276	27,636
FARO Technologies, Inc.(b)	140	7,664
Fastly, Inc., Class A(b)(c)	830	15,438
First Solar, Inc.(b)	717	53,983
Five9, Inc.(b)	505	55,550
Flex Ltd.(b)	3,526	58,144
FormFactor, Inc.(b)	581	23,525
Grid Dynamics Holdings, Inc.(b)	302	3,669
Hackett Group, Inc. (The)	189	3,916
Harmonic, Inc.(b)(c)	758	7,057
I3 Verticals, Inc., Class A(b)	165	4,356
Ichor Holdings Ltd.(b)	213	7,504
II-VI Incorporated(b)(c)	789	54,804
Impinj, Inc.(b)	140	9,625
indie Semiconductor, Inc., Class A (China)(b)(c)	289	2,269
Infinera Corp.(b)(c)	1,327	12,248
Inseego Corp.(b)(c)	579	2,727
Insight Enterprises, Inc.(b)(c)	260	27,040
Intapp, Inc.(b)	92	2,122
InterDigital, Inc.	230	14,817
International Money Express, Inc.(b)	213	3,421
Itron, Inc.(b)	338	16,112
Jabil, Inc.	1,013	58,562
Jamf Holding Corp.(b)(c)	266	9,100
JFrog Ltd. (Israel)(b)	288	7,134
Kimball Electronics, Inc.(b)	186	3,207
KnowBe4, Inc., Class A(b)	240	4,834
Knowles Corp.(b)(c)	688	14,985
Kulicke & Soffa Industries, Inc. (Singapore)(c)	464	24,239
Kyndryl Holdings, Inc.(b)	1,342	21,284
Latch, Inc.(b)(c)	264	1,090
Lattice Semiconductor Corp.(b)	1,028	64,373
Limelight Networks, Inc.(b)(c)	949	3,711
Littelfuse, Inc.	186	48,027
LivePerson, Inc.(b)(c)	496	10,059
LiveRamp Holdings, Inc.(b)	508	21,925
Lumentum Holdings, Inc.(b)(c)	544	53,780
MACOM Technology Solutions Holdings, Inc.(b)	361	21,696

	Shares	Value
Information Technology-(continued)
MagnaChip Semiconductor Corp. (South Korea)(b)	313	$5,697
Mandiant, Inc.(b)	1,790	35,442
Manhattan Associates, Inc.(b)	473	63,231
Marathon Digital Holdings, Inc.(b)(c)	746	18,911
Maximus, Inc.	460	36,276
MaxLinear, Inc.(b)	544	33,374
McAfee Corp., Class A	535	13,905
MeridianLink, Inc.(b)	150	2,937
Meta Materials, Inc.(b)(c)	1,465	3,150
Methode Electronics, Inc.	287	13,099
MicroStrategy, Inc., Class A(b)(c)	62	27,466
MicroVision, Inc.(b)(c)	1,231	4,936
Mimecast Ltd.(b)	467	37,140
Mitek Systems, Inc.(b)	330	4,904
MKS Instruments, Inc.	415	62,499
Model N, Inc.(b)(c)	241	5,926
Momentive Global, Inc.(b)	939	14,761
MoneyGram International, Inc.(b)	582	6,251
N-able, Inc.(b)(c)	334	3,864
Napco Security Technologies, Inc.(b)	220	4,486
National Instruments Corp.	991	39,789
nCino, Inc.(b)	218	10,013
NCR Corp.(b)(c)	984	39,872
NeoPhotonics Corp.(b)	391	5,986
NETGEAR, Inc.(b)	228	6,067
NetScout Systems, Inc.(b)	555	17,277
New Relic, Inc.(b)	437	28,947
nLight, Inc.(b)	295	4,808
Novanta, Inc.(b)	270	36,890
Nutanix, Inc., Class A(b)	1,583	42,266
Olo, Inc., Class A(b)(c)	385	5,625
ON24, Inc.(b)	122	1,903
OneSpan, Inc.(b)	241	3,321
Onto Innovation, Inc.(b)	373	32,156
OSI Systems, Inc.(b)	128	10,326
PagerDuty, Inc.(b)	501	16,944
PAR Technology Corp.(b)(c)	183	7,675
Paya Holdings, Inc., Class A(b)	525	3,386
Paylocity Holding Corp.(b)	289	61,395
Paymentus Holdings, Inc., Class A(b)	89	2,051
Payoneer Global, Inc.(b)	1,648	7,943
PC Connection, Inc.	89	4,342
PDF Solutions, Inc.(b)	222	6,074
Pegasystems, Inc.	304	26,484
Perficient, Inc.(b)	247	25,169
Photronics, Inc.(b)	464	8,547
Ping Identity Holding Corp.(b)(c)	531	11,172
Plantronics, Inc.(b)(c)	300	8,451
Plexus Corp.(b)	212	17,272
Power Integrations, Inc.	447	40,230
Progress Software Corp.	328	14,458
PROS Holdings, Inc.(b)(c)	316	10,042
Pure Storage, Inc., Class A(b)	2,029	52,632
Q2 Holdings, Inc.(b)	402	26,150
Qualys, Inc.(b)	248	31,077
Rackspace Technology, Inc.(b)(c)	313	3,484
Rambus, Inc.(b)	815	22,005
Rapid7, Inc.(b)(c)	397	41,074
Rekor Systems, Inc.(b)(c)	262	1,239

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Information Technology-(continued)
Repay Holdings Corp.(b)(c)	640	$11,053
Ribbon Communications, Inc.(b)	725	2,204
Rimini Street, Inc.(b)	256	1,160
Riot Blockchain, Inc.(b)(c)	869	14,973
Rockley Photonics Holdings Ltd.(b)(c)	616	2,556
Rogers Corp.(b)	139	37,947
Sabre Corp.(b)(c)	2,294	25,073
SailPoint Technologies Holding, Inc.(b)	695	28,752
Sanmina Corp.(b)	491	19,532
ScanSource, Inc.(b)	191	6,032
Semtech Corp.(b)	490	33,996
Shift4 Payments, Inc., Class A(b)(c)	347	18,270
ShotSpotter, Inc.(b)	65	1,669
Silicon Laboratories, Inc.(b)	301	46,267
SiTime Corp.(b)(c)	99	20,012
SkyWater Technology, Inc.(b)(c)	73	843
SMART Global Holdings, Inc.(b)	328	9,004
Smartsheet, Inc., Class A(b)	897	47,693
SolarWinds Corp.	295	3,997
Sprinklr, Inc., Class A(b)(c)	736	8,832
Sprout Social, Inc., Class A(b)	287	18,687
SPS Commerce, Inc.(b)	268	34,800
SunPower Corp.(b)(c)	646	11,583
Super Micro Computer, Inc.(b)	302	11,866
Switch, Inc., Class A	770	20,035
Synaptics, Inc.(b)	294	67,158
TaskUS, Inc., Class A (Philippines)(b)(c)	204	5,859
TD SYNNEX Corp.	324	32,993
Telos Corp.(b)	125	1,427
Tenable Holdings, Inc.(b)	559	30,946
Teradata Corp.(b)	816	40,792
TTEC Holdings, Inc.	140	11,130
TTM Technologies, Inc.(b)	766	9,629
Tucows, Inc., Class A(b)(c)	67	4,501
Ultra Clean Holdings, Inc.(b)	334	15,301
Unisys Corp.(b)	502	10,728
Universal Display Corp.(c)	335	51,895
Upland Software, Inc.(b)	193	3,640
Varonis Systems, Inc.(b)(c)	796	34,706
Veeco Instruments, Inc.(b)	376	10,742
Velodyne Lidar, Inc.(b)(c)	731	2,697
Verint Systems, Inc.(b)(c)	490	24,613
Veritone, Inc.(b)(c)	210	3,536
Verra Mobility Corp.(b)(c)	1,037	17,422
Vertex, Inc., Class A(b)	210	2,925
ViaSat, Inc.(b)	408	18,621
Viavi Solutions, Inc.(b)	1,781	29,208
Vishay Intertechnology, Inc.(c)	997	19,132
Vishay Precision Group, Inc.(b)	95	2,984
Vonage Holdings Corp.(b)(c)	1,791	36,393
Vontier Corp.	1,265	30,739
WEX, Inc.(b)	342	57,630
WM Technology, Inc.(b)(c)	381	2,229
Wolfspeed, Inc.(b)	864	88,750
Workiva, Inc.(b)(c)	304	32,011
Xerox Holdings Corp.	1,136	22,391
Xperi Holding Corp.	784	13,579

	Shares	Value
Information Technology-(continued)
Yext, Inc.(b)(c)	757	$5,617
Zuora, Inc., Class A(b)(c)	835	12,675

		4,750,040

Materials-5.39%
AdvanSix, Inc.	211	8,453
Alcoa Corp.	1,394	105,024
Allegheny Technologies, Inc.(b)	953	24,530
Alpha Metallurgical Resources, Inc.(b)	124	11,753
American Vanguard Corp.	209	3,150
Amyris, Inc.(b)(c)	1,231	5,613
AptarGroup, Inc.	493	60,087
Arconic Corp.(b)	778	23,885
Ashland Global Holdings, Inc.	405	37,373
Aspen Aerogels, Inc.(b)	198	5,861
Avient Corp.	679	35,573
Axalta Coating Systems Ltd.(b)	1,506	40,722
Balchem Corp.	243	33,617
Berry Global Group, Inc.(b)	1,016	61,620
Cabot Corp.	424	31,020
Carpenter Technology Corp.	360	13,820
Century Aluminum Co.(b)	406	9,590
Chase Corp.	57	5,234
Chemours Co. (The)	1,236	34,114
Clearwater Paper Corp.(b)	125	3,604
Cleveland-Cliffs, Inc.(b)	3,559	79,579
Coeur Mining, Inc.(b)	1,924	8,273
Commercial Metals Co.	903	34,811
Compass Minerals International, Inc.(c)	251	14,714
Danimer Scientific, Inc.(b)(c)	585	2,328
Eagle Materials, Inc.	290	39,681
Ecovyst, Inc.	307	3,355
Element Solutions, Inc.	1,667	40,975
Ferro Corp.(b)	558	12,125
Forterra, Inc.(b)	225	5,301
FutureFuel Corp.	197	1,450
Gatos Silver, Inc.(b)	310	1,045
GCP Applied Technologies, Inc.(b)	334	10,548
Glatfelter Corp.	329	4,520
Graphic Packaging Holding Co.	2,301	47,355
Greif, Inc., Class A	188	10,808
Greif, Inc., Class B	35	1,992
H.B. Fuller Co.	393	26,869
Hawkins, Inc.	142	6,427
Hecla Mining Co.	4,019	23,149
Huntsman Corp.	1,552	62,763
Ingevity Corp.(b)	295	20,128
Innospec, Inc.	184	17,572
Kaiser Aluminum Corp.	119	11,483
Koppers Holdings, Inc.(b)	160	4,581
Kraton Corp.(b)	241	11,122
Kronos Worldwide, Inc.	174	2,563
Livent Corp.(b)(c)	1,209	28,472
Louisiana-Pacific Corp.	659	47,415
Materion Corp.	153	12,783
McEwen Mining, Inc. (Canada)(b)	2,921	2,314
Mercer International, Inc. (Germany)	322	4,305
Minerals Technologies, Inc.	252	17,637
MP Materials Corp.(b)(c)	466	21,259
Myers Industries, Inc.	230	3,823

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Materials-(continued)
Neenah, Inc.	127	$4,947
NewMarket Corp.	64	20,337
O-I Glass, Inc.(b)	1,178	15,055
Olin Corp.	1,075	55,373
Origin Materials, Inc.(c)	794	4,121
Orion Engineered Carbons S.A. (Germany)	453	7,040
Pactiv Evergreen, Inc.	335	3,223
Piedmont Lithium, Inc.(b)(c)	119	6,253
PureCycle Technologies, Inc.(b)	523	3,640
Quaker Chemical Corp.	96	17,818
Ranpak Holdings Corp.(b)(c)	290	7,018
Reliance Steel & Aluminum Co.	469	89,518
Royal Gold, Inc.	492	59,660
Ryerson Holding Corp.	130	3,396
Schnitzer Steel Industries, Inc., Class A	194	9,438
Schweitzer-Mauduit International, Inc., Class A	236	7,368
Scotts Miracle-Gro Co. (The)	313	43,839
Sensient Technologies Corp.	316	25,953
Silgan Holdings, Inc.	661	27,683
Sonoco Products Co.	737	43,277
Stepan Co.	160	16,579
Summit Materials, Inc., Class A(b)	883	27,567
SunCoke Energy, Inc.	621	4,924
Sylvamo Corp.(b)	264	9,214
Tredegar Corp.	202	2,325
TriMas Corp.	322	10,468
Trinseo PLC	232	12,055
Tronox Holdings PLC, Class A	863	17,519
United States Lime & Minerals, Inc.	18	2,115
United States Steel Corp.(c)	2,025	55,100
Valvoline, Inc.	1,349	43,613
Warrior Met Coal, Inc.	385	12,127
Westlake Corp.	289	31,880
Worthington Industries, Inc.	252	14,369

		1,912,980

Real Estate-8.95%
Acadia Realty Trust	662	14,193
Agree Realty Corp.	516	33,101
Alexander & Baldwin, Inc.	543	12,179
Alexander’s, Inc.	18	4,562
American Assets Trust, Inc.	384	14,039
American Campus Communities, Inc.	1,043	56,124
American Homes 4 Rent, Class A	2,250	85,522
Americold Realty Trust	1,999	53,413
Apartment Income REIT Corp.	1,177	60,745
Apartment Investment & Management Co., Class A	1,120	7,997
Apple Hospitality REIT, Inc.	1,623	28,711
Armada Hoffler Properties, Inc.	456	6,694
Brandywine Realty Trust	1,279	17,049
Brixmor Property Group, Inc.	2,259	56,746
Broadstone Net Lease, Inc.	1,193	25,840
CareTrust REIT, Inc.	726	12,705
CatchMark Timber Trust, Inc., Class A	367	2,811
Centerspace	105	9,869
Chatham Lodging Trust(b)	366	5,032
City Office REIT, Inc.	327	5,631
Community Healthcare Trust, Inc.	172	7,172
CorePoint Lodging, Inc.(b)(c)	306	4,887

	Shares	Value
Real Estate-(continued)
Corporate Office Properties Trust	837	$21,938
Cousins Properties, Inc.(c)	1,111	42,918
CubeSmart	1,639	79,016
Cushman & Wakefield PLC(b)(c)	1,002	21,964
CyrusOne, Inc.	957	86,465
DiamondRock Hospitality Co.(b)	1,577	15,060
DigitalBridge Group, Inc.(b)	3,847	27,891
Diversified Healthcare Trust	1,784	5,138
Doma Holdings, Inc.(b)	845	2,248
Douglas Elliman, Inc.(b)	490	3,695
Douglas Emmett, Inc.	1,308	41,464
Easterly Government Properties, Inc.	676	14,074
EastGroup Properties, Inc.	305	58,182
Empire State Realty Trust, Inc., Class A(c)	1,097	10,378
EPR Properties	561	27,938
Equity Commonwealth(b)(c)	914	24,285
Essential Properties Realty Trust, Inc.	885	22,373
eXp World Holdings, Inc.	492	13,156
Federal Realty Investment Trust	522	61,377
First Industrial Realty Trust, Inc.	976	56,198
Five Point Holdings LLC, Class A(b)	438	2,593
Forestar Group, Inc.(b)	130	2,380
Four Corners Property Trust, Inc.	570	15,037
Franklin Street Properties Corp.	763	4,410
FRP Holdings, Inc.(b)	46	2,665
Gaming and Leisure Properties, Inc.	1,688	76,652
Getty Realty Corp.	285	7,852
Gladstone Commercial Corp.	275	5,827
Gladstone Land Corp.	222	6,636
Global Medical REIT, Inc.	456	7,159
Global Net Lease, Inc.	751	10,672
Healthcare Realty Trust, Inc.	1,089	28,401
Healthcare Trust of America, Inc., Class A	1,668	49,023
Highwoods Properties, Inc.	780	34,008
Howard Hughes Corp. (The)(b)	309	29,534
Hudson Pacific Properties, Inc.(c)	1,142	30,149
Independence Realty Trust, Inc.	787	19,887
Industrial Logistics Properties Trust	485	10,849
Innovative Industrial Properties, Inc.	178	33,546
iStar, Inc.	536	13,464
JBG SMITH Properties	888	23,692
Jones Lang LaSalle, Inc.(b)	381	93,810
Kennedy-Wilson Holdings, Inc.(c)	949	21,011
Kilroy Realty Corp.	785	56,222
Kite Realty Group Trust	1,634	35,834
Lamar Advertising Co., Class A	650	70,889
Life Storage, Inc.	614	77,726
LTC Properties, Inc.	291	9,845
LXP Industrial Trust	2,079	32,141
Macerich Co. (The)(c)	1,594	24,388
Marcus & Millichap, Inc.(b)	174	8,653
MGM Growth Properties LLC, Class A	1,173	44,422
National Health Investors, Inc.	327	17,432
National Retail Properties, Inc.	1,316	56,075
National Storage Affiliates Trust	631	36,768
Necessity Retail REIT, Inc. (The)	881	6,202
NETSTREIT Corp.(c)	295	6,531
Newmark Group, Inc., Class A	1,433	25,335
NexPoint Residential Trust, Inc.	170	14,445
Office Properties Income Trust	362	9,068

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Real Estate-(continued)
Omega Healthcare Investors, Inc.(c)	1,816	$51,157
One Liberty Properties, Inc.	125	3,632
Opendoor Technologies, Inc.(b)(c)	906	7,565
Orion Office REIT, Inc.(b)(c)	412	7,016
Outfront Media, Inc.	1,090	29,103
Paramount Group, Inc.	1,310	14,659
Park Hotels & Resorts, Inc.(b)	1,771	33,366
Pebblebrook Hotel Trust(c)	984	22,150
Phillips Edison & Co., Inc.	146	4,719
Physicians Realty Trust	1,627	26,455
Piedmont Office Realty Trust, Inc., Class A	929	15,830
Plymouth Industrial REIT, Inc.	226	5,894
PotlatchDeltic Corp.	502	27,560
PS Business Parks, Inc.	155	24,690
Rayonier, Inc.	1,058	42,003
RE/MAX Holdings, Inc., Class A	141	4,179
Realogy Holdings Corp.(b)	873	15,871
Redfin Corp.(b)(c)	707	15,292
Retail Opportunity Investments Corp.	909	16,507
Rexford Industrial Realty, Inc.	1,135	79,598
RLJ Lodging Trust	1,247	17,446
RMR Group, Inc. (The), Class A	115	3,351
RPT Realty	607	7,861
Ryman Hospitality Properties, Inc.(b)	392	34,539
Sabra Health Care REIT, Inc.	1,654	22,213
Safehold, Inc.(c)	120	7,363
Saul Centers, Inc.	105	4,833
Seritage Growth Properties, Class A, (Acquired 05/06/2020 - 02/10/2022; Cost $4,266)(b)(c)(d)	290	2,955
Service Properties Trust	1,233	10,641
SITE Centers Corp.	1,264	19,655
SL Green Realty Corp.	502	39,919
Spirit Realty Capital, Inc.	924	42,846
St. Joe Co. (The)	243	13,129
STAG Industrial, Inc.	1,311	51,077
STORE Capital Corp.	1,839	56,494
Summit Hotel Properties, Inc.(b)	798	7,892
Sunstone Hotel Investors, Inc.(b)	1,640	17,351
Tanger Factory Outlet Centers, Inc.(c)	778	12,977
Tejon Ranch Co.(b)	158	2,683
Terreno Realty Corp.	561	38,591
UMH Properties, Inc.	355	8,186
Uniti Group, Inc.	1,747	22,659
Universal Health Realty Income Trust	102	5,825
Urban Edge Properties	881	16,052
Urstadt Biddle Properties, Inc., Class A	225	4,237
Veris Residential, Inc.(b)	544	9,194
Washington REIT	634	14,810
Xenia Hotels & Resorts, Inc.(b)	855	15,852

		3,179,890

Utilities-2.28%
ALLETE, Inc.	391	24,610

Investment Abbreviations:

CVR -Contingent Value Rights

REIT -Real Estate Investment Trust

	Shares	Value
Utilities-(continued)
American States Water Co.	277	$23,312
Avista Corp.	522	23,297
Black Hills Corp.	476	33,315
California Water Service Group	386	21,975
Chesapeake Utilities Corp.	132	17,549
Clearway Energy, Inc., Class A	247	7,556
Clearway Energy, Inc., Class C	580	19,372
Hawaiian Electric Industries, Inc.	818	33,522
IDACORP, Inc.	377	39,189
MGE Energy, Inc.	271	19,517
Middlesex Water Co.	132	13,199
National Fuel Gas Co.	649	40,394
New Jersey Resources Corp.	718	31,319
NextEra Energy Partners L.P.	574	44,778
Northwest Natural Holding Co.	229	11,910
NorthWestern Corp.	412	24,918
OGE Energy Corp.	1,500	56,325
ONE Gas, Inc.	401	33,319
Ormat Technologies, Inc.(c)	334	23,831
Otter Tail Corp.	311	19,238
Pinnacle West Capital Corp.	857	60,701
PNM Resources, Inc.	610	27,554
Portland General Electric Co.	669	33,965
SJW Group	213	13,892
South Jersey Industries, Inc.(c)	841	28,535
Southwest Gas Holdings, Inc.	443	31,426
Spire, Inc.	387	25,972
Star Group L.P.	266	2,594
Sunnova Energy International, Inc.(b)	629	12,674
Unitil Corp.	119	6,008
York Water Co. (The)	94	4,218

		809,984

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $38,187,282)		35,490,684

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-15.10%
Invesco Private Government Fund, 0.12%(f)(h)(i)	1,597,923	1,597,923
Invesco Private Prime Fund, 0.08%(f)(h)(i)	3,763,333	3,763,709

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,361,978)		5,361,632

TOTAL INVESTMENTS IN SECURITIES-115.03% (Cost $43,549,260)		40,852,316
OTHER ASSETS LESS LIABILITIES-(15.03)%		(5,338,262)

NET ASSETS-100.00%		$35,514,054

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)	Restricted security. The aggregate value of these securities at February 28, 2022 was $24,251, which represented less than 1% of the Fund’s Net Assets.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2022 represented less than 1% of the Fund’s Net Assets.

(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Invesco Mortgage Capital, Inc.	$7,142	$2,002	$(2,307)	$(2,024)	$(89)	$4,724	$396

Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	727,486	(727,486)	-	-	-	4

Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,052,576	2,865,003	(2,319,656)	-	-	1,597,923	182	*
Invesco Private Prime Fund	2,456,004	6,231,138	(4,922,489)	(346)	(598)	3,763,709	1,519	*

Total	$3,515,722	$9,825,629	$(7,971,938)	$(2,370)	$(687)	$5,366,356	$2,101

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	Security valued using significant unobservable inputs (Level 3). See Note 4.

(h)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.

(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Industrials	16.37

Financials	16.27

Consumer Discretionary	13.81

Information Technology	13.38

Health Care	12.43

Real Estate	8.95

Materials	5.39

Energy	4.96

Consumer Staples	3.66

Sector Types Each Less Than 3%	4.71

Money Market Funds Plus Other Assets Less Liabilities	0.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco PureBetaSM US Aggregate Bond ETF (PBND)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Treasury Securities-43.43%
U.S. Treasury Bonds-11.58%
6.25%, 08/15/2023	$20,000	$21,448
7.63%, 02/15/2025	15,000	17,623
6.50%, 11/15/2026	20,000	24,304
6.63%, 02/15/2027	20,000	24,616
6.13%, 11/15/2027	15,000	18,546
5.25%, 11/15/2028	15,000	18,271
5.25%, 02/15/2029	10,000	12,248
6.13%, 08/15/2029	5,000	6,513
6.25%, 05/15/2030	10,000	13,388
5.38%, 02/15/2031	15,000	19,441
4.50%, 02/15/2036(b)	15,000	19,835
4.75%, 02/15/2037	15,000	20,469
5.00%, 05/15/2037	15,000	20,984
4.50%, 05/15/2038	25,000	33,582
3.50%, 02/15/2039	15,000	18,025
4.25%, 05/15/2039	50,000	65,641
4.50%, 08/15/2039	35,000	47,350
4.38%, 11/15/2039	30,000	39,993
4.63%, 02/15/2040	25,000	34,274
1.13% - 4.38%, 05/15/2040	70,000	70,715
1.13% - 3.88%, 08/15/2040	85,000	74,553
1.38%, 11/15/2040	45,000	38,830
1.88% - 4.75%, 02/15/2041	100,000	105,218
2.25%, 05/15/2041	60,000	59,693
1.75% - 3.75%, 08/15/2041	100,000	107,600
2.00% - 3.13%, 11/15/2041	55,000	57,082
3.13%, 02/15/2042	35,000	39,860
2.75%, 08/15/2042	60,000	64,498
2.75%, 11/15/2042	20,000	21,485
2.88%, 05/15/2043	25,000	27,349
3.63%, 08/15/2043	50,000	61,158
3.75%, 11/15/2043	50,000	62,338
3.63%, 02/15/2044	50,000	61,295
3.38%, 05/15/2044	30,000	35,531
3.13%, 08/15/2044	50,000	57,053
2.50%, 02/15/2045	50,000	51,500
2.88%, 08/15/2045	50,000	55,033
2.50%, 02/15/2046	20,000	20,663
2.50%, 05/15/2046	35,000	36,163
2.25%, 08/15/2046	20,000	19,742
2.88%, 11/15/2046	30,000	33,209
3.00%, 02/15/2047	40,000	45,323
3.00%, 05/15/2047	37,000	42,027
2.75%, 08/15/2047	40,000	43,689
2.75%, 11/15/2047	15,000	16,402
3.13%, 05/15/2048	50,000	58,787
3.00%, 08/15/2048	50,000	57,533
3.38%, 11/15/2048	30,000	36,962
3.00%, 02/15/2049	40,000	46,292
2.88%, 05/15/2049	25,000	28,325
2.25%, 08/15/2049	55,000	55,286
2.38%, 11/15/2049	40,000	41,352
2.00%, 02/15/2050	25,000	23,866
1.25%, 05/15/2050	60,000	47,723
1.38%, 08/15/2050	70,000	57,455
1.63%, 11/15/2050	85,000	74,229

	Principal Amount	Value
U.S. Treasury Bonds-(continued)
1.88%, 02/15/2051	$90,000	$83,496
2.38%, 05/15/2051	60,000	62,379
2.00%, 08/15/2051	50,000	47,812
1.88%, 11/15/2051	35,000	32,555
2.25%, 02/15/2052	35,000	35,533

		2,574,145

U.S. Treasury Notes-31.85%
2.63%, 02/28/2023	100,000	101,521
0.50%, 03/15/2023	50,000	49,700
0.13%, 03/31/2023	50,000	49,466
0.25%, 04/15/2023	50,000	49,511
0.13%, 04/30/2023	20,000	19,759
0.13% - 1.75%, 05/15/2023	210,000	208,395
0.13% - 2.75%, 05/31/2023	150,000	151,297
0.25%, 06/15/2023	50,000	49,401
0.13%, 06/30/2023	25,000	24,637
0.13%, 07/15/2023	50,000	49,256
0.13% - 2.50%, 08/15/2023	170,000	169,928
0.13%, 08/31/2023	70,000	68,800
0.13%, 09/15/2023	50,000	49,103
0.25%, 09/30/2023	35,000	34,415
0.13%, 10/15/2023	40,000	39,216
0.38% - 2.88%, 10/31/2023	70,000	69,674
0.25% - 2.75%, 11/15/2023	185,000	185,724
0.50%, 11/30/2023	50,000	49,234
0.13%, 12/15/2023	75,000	73,324
2.63%, 12/31/2023	40,000	40,887
0.13%, 01/15/2024	50,000	48,805
0.88% - 2.25%, 01/31/2024(b)	45,000	45,062
0.13% - 2.75%, 02/15/2024	120,000	119,524
1.50% - 2.38%, 02/29/2024	100,000	100,992
0.25%, 03/15/2024	90,000	87,813
2.13%, 03/31/2024	50,000	50,674
0.38%, 04/15/2024	30,000	29,309
0.25% - 2.50%, 05/15/2024	130,000	130,381
2.00%, 05/31/2024	50,000	50,557
0.25%, 06/15/2024	15,000	14,573
1.75% - 2.00%, 06/30/2024	65,000	65,497
0.38%, 07/15/2024(b)	45,000	43,796
1.75%, 07/31/2024	50,000	50,270
0.38%, 08/15/2024	50,000	48,590
0.38%, 09/15/2024	125,000	121,304
1.50%, 09/30/2024	50,000	49,910
0.63%, 10/15/2024	20,000	19,514
1.50%, 10/31/2024	40,000	39,917
2.25%, 11/15/2024	50,000	50,887
1.50%, 11/30/2024	65,000	64,848
1.75% - 2.25%, 12/31/2024	100,000	101,127
1.38%, 01/31/2025	50,000	49,672
1.50% - 2.00%, 02/15/2025	185,000	185,623
1.13%, 02/28/2025	15,000	14,785
0.50%, 03/31/2025	45,000	43,474
2.88%, 04/30/2025	50,000	51,895
0.25%, 06/30/2025	20,000	19,081
0.25% - 2.88%, 07/31/2025	50,000	48,512
0.25%, 08/31/2025	30,000	28,537

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco PureBetaSM US Aggregate Bond ETF (PBND)–(continued)

February 28, 2022

(Unaudited)

	Principal Amount	Value
U.S. Treasury Notes-(continued)
0.25%, 09/30/2025	$50,000	$47,498
0.25%, 10/31/2025	75,000	71,150
2.25%, 11/15/2025	40,000	40,787
0.38% - 2.88%, 11/30/2025	85,000	86,344
0.38%, 12/31/2025	90,000	85,581
0.38%, 01/31/2026	45,000	42,720
1.63%, 02/15/2026	50,000	49,820
0.50%, 02/28/2026	115,000	109,591
0.75%, 03/31/2026	65,000	62,517
0.75%, 04/30/2026	35,000	33,633
1.63%, 05/15/2026	50,000	49,785
0.75% - 2.13%, 05/31/2026	100,000	98,801
0.88% - 1.88%, 06/30/2026	85,000	83,441
0.63%, 07/31/2026	100,000	95,297
1.50%, 08/15/2026	100,000	99,016
0.75%, 08/31/2026	50,000	47,885
0.88% - 1.63%, 09/30/2026	95,000	93,233
1.13%, 10/31/2026	50,000	48,621
2.00%, 11/15/2026	60,000	60,712
1.25%, 11/30/2026	80,000	78,262
1.50%, 01/31/2027(b)	40,000	39,566
2.25%, 02/15/2027	50,000	51,225
1.13%, 02/28/2027(b)	25,000	24,274
0.63%, 03/31/2027	30,000	28,383
0.50%, 04/30/2027	25,000	23,477
2.38%, 05/15/2027	10,000	10,309
0.50%, 05/31/2027	30,000	28,124
0.50%, 06/30/2027	50,000	46,826
0.38%, 07/31/2027	45,000	41,813
2.25%, 08/15/2027	50,000	51,285
0.50%, 08/31/2027	35,000	32,689
0.38%, 09/30/2027	50,000	46,307
0.50%, 10/31/2027	50,000	46,580
2.25%, 11/15/2027	50,000	51,283
0.63%, 11/30/2027	20,000	18,741
0.63%, 12/31/2027	40,000	37,448
0.75%, 01/31/2028	65,000	61,227
2.75%, 02/15/2028	70,000	73,823
1.13%, 02/29/2028	35,000	33,709
1.25%, 03/31/2028	25,000	24,216
1.25%, 04/30/2028	40,000	38,730
2.88%, 05/15/2028	50,000	53,139
1.25%, 05/31/2028	60,000	58,050
1.25%, 06/30/2028	65,000	62,834
1.00%, 07/31/2028	60,000	57,049
2.88%, 08/15/2028	50,000	53,232
1.13%, 08/31/2028	50,000	47,880
1.25%, 09/30/2028	50,000	48,238
3.13%, 11/15/2028	25,000	27,062
1.50%, 11/30/2028	65,000	63,682
1.75%, 01/31/2029	50,000	49,785
2.63%, 02/15/2029	70,000	73,713
2.38%, 05/15/2029	40,000	41,519
1.63%, 08/15/2029	100,000	98,816
1.75%, 11/15/2029	100,000	99,719
1.50%, 02/15/2030	60,000	58,648
0.63%, 05/15/2030	55,000	50,016
0.63%, 08/15/2030	125,000	113,320
0.88%, 11/15/2030	70,000	64,665

	Principal Amount	Value
U.S. Treasury Notes-(continued)
1.13%, 02/15/2031(b)	$130,000	$122,469
1.63%, 05/15/2031	110,000	108,114
1.25%, 08/15/2031	90,000	85,465
1.38%, 11/15/2031	150,000	143,918

		7,084,239

Total U.S. Treasury Securities (Cost $9,864,404)		9,658,384

U.S. Dollar Denominated Bonds & Notes-28.08%
Aerospace & Defense-0.50%
Boeing Co. (The), 4.88%, 05/01/2025	50,000	53,217
Raytheon Technologies Corp., 4.80%, 12/15/2043	50,000	57,604

		110,821

Airlines-0.17%
Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.00%, 10/29/2024	30,060	30,649
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 08/15/2025	6,280	6,446

		37,095

Asset Management & Custody Banks-0.47%
Apollo Management Holdings L.P., 4.87%, 02/15/2029(c)	25,000	27,716
Bank of New York Mellon Corp. (The), 3.40%, 01/29/2028	50,000	52,515
BlackRock, Inc., 2.40%, 04/30/2030	25,000	24,349

		104,580

Automobile Manufacturers-0.72%
General Motors Co.
4.88%, 10/02/2023	50,000	52,250
6.13%, 10/01/2025	50,000	55,399
Toyota Motor Corp. (Japan), 3.67%, 07/20/2028	50,000	53,563

		161,212

Biotechnology-0.59%
AbbVie, Inc., 3.60%, 05/14/2025	50,000	51,712
Amgen, Inc., 4.66%, 06/15/2051	50,000	55,956
Gilead Sciences, Inc., 1.20%, 10/01/2027	25,000	23,281

		130,949

Brewers-0.24%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), 3.65%, 02/01/2026	50,000	52,293
Cable & Satellite-0.67%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	50,000	53,083
Comcast Corp.
4.15%, 10/15/2028	50,000	54,163
2.94%, 11/01/2056(c)	50,000	42,202

		149,448

Computer & Electronics Retail-0.23%
Dell International LLC/EMC Corp., 4.00%, 07/15/2024	50,000	51,951

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco PureBetaSM US Aggregate Bond ETF (PBND)–(continued)

February 28, 2022

(Unaudited)

	Principal Amount	Value
Construction Machinery & Heavy Trucks-0.21%
Caterpillar Financial Services Corp., 0.90%, 03/02/2026	$50,000	$47,723

Consumer Finance-0.24%
Capital One Financial Corp., 4.20%, 10/29/2025	50,000	52,518

Data Processing & Outsourced Services-0.18%
Visa, Inc., 2.00%, 08/15/2050	50,000	39,721

Diversified Banks-4.76%
Asian Development Bank (Supranational), 0.63%, 04/29/2025	100,000	96,726
Asian Infrastructure Investment Bank (The) (Supranational), 0.50%, 01/27/2026	50,000	47,483
Bank of America Corp.
3.88%, 08/01/2025	25,000	26,199
1.90%, 07/23/2031(d)	50,000	45,224
1.92%, 10/24/2031(d)	50,000	45,307
Bank of Montreal (Canada), 4.34%, 10/05/2028(d)	50,000	51,505
Bank of Nova Scotia (The) (Canada), 0.70%, 04/15/2024	50,000	48,533
Citigroup, Inc., 8.13%, 07/15/2039	50,000	78,204
European Investment Bank (Supranational), 1.25%, 02/14/2031(b)	50,000	47,369
Inter-American Development Bank (Supranational), 0.25%, 11/15/2023	50,000	49,049
International Bank for Reconstruction & Development (Supranational), 0.63%, 04/22/2025	50,000	48,315
JPMorgan Chase & Co.
2.18%, 06/01/2028(d)	50,000	48,319
3.96%, 11/15/2048(d)	50,000	52,809
Kreditanstalt fuer Wiederaufbau (Germany), 0.75%, 09/30/2030	50,000	45,406
Mitsubishi UFJ Financial Group, Inc. (Japan), 3.76%, 07/26/2023	50,000	51,386
Royal Bank of Canada (Canada), 2.05%, 01/21/2027	50,000	49,113
Sumitomo Mitsui Financial Group, Inc. (Japan), 3.54%, 01/17/2028	50,000	52,039
Toronto-Dominion Bank (The) (Canada), 0.45%, 09/11/2023	25,000	24,567
U.S. Bancorp, 3.38%, 02/05/2024	50,000	51,433
Wells Fargo & Co., 3.00%, 04/22/2026	50,000	50,841
Westpac Banking Corp. (Australia), 2.89%, 02/04/2030(d)	50,000	49,451

		1,059,278

Diversified Capital Markets-0.12%
Deutsche Bank AG (Germany), 4.10%, 01/13/2026	25,000	26,122

Diversified Chemicals-0.23%
Dow Chemical Co. (The), 3.63%, 05/15/2026	50,000	52,264

Diversified Metals & Mining-0.23%
Glencore Funding LLC (Australia), 4.00%, 03/27/2027(c)	50,000	51,913

Electric Utilities-1.92%
Berkshire Hathaway Energy Co., 4.05%, 04/15/2025	50,000	52,804

	Principal Amount	Value
Electric Utilities-(continued)
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/2024	$42,000	$45,346
Commonwealth Edison Co., 2.20%, 03/01/2030(b)	25,000	23,897
Duke Energy Corp., 3.75%, 09/01/2046	50,000	47,799
Entergy Corp., 2.80%, 06/15/2030	25,000	24,053
Georgia Power Co., 4.30%, 03/15/2043	50,000	51,727
Pacific Gas and Electric Co., 4.95%, 07/01/2050 .	50,000	49,421
Southern California Edison Co., 2.25%, 06/01/2030	50,000	46,994
Virginia Electric & Power Co., Series B, 6.00%, 01/15/2036	25,000	31,727
Xcel Energy, Inc., 4.00%, 06/15/2028	50,000	53,067

		426,835

Environmental & Facilities Services-0.13%
Waste Management, Inc., 4.15%, 07/15/2049	25,000	27,902

Gas Utilities-0.13%
Southern California Gas Co., Series KK, 5.75%, 11/15/2035	25,000	29,983

General Merchandise Stores-0.23%
Target Corp., 3.50%, 07/01/2024	50,000	52,093

Health Care Equipment-0.14%
Abbott Laboratories, 4.90%, 11/30/2046	25,000	30,851

Health Care Facilities-0.24%
HCA, Inc., 5.00%, 03/15/2024	50,000	52,606

Health Care Services-0.33%
Cigna Corp., 3.20%, 03/15/2040	25,000	23,079
CVS Health Corp.
4.78%, 03/25/2038	25,000	27,940
5.05%, 03/25/2048	20,000	23,283

		74,302

Home Improvement Retail-0.15%
Home Depot, Inc. (The), 5.88%, 12/16/2036	25,000	33,067

Household Products-0.22%
Kimberly-Clark Corp., 2.88%, 02/07/2050(b)	25,000	23,388
Procter & Gamble Co. (The), 3.00%, 03/25/2030	25,000	26,080

		49,468

Hypermarkets & Super Centers-0.21%
Walmart, Inc., 1.50%, 09/22/2028(b)	50,000	47,684

Industrial Conglomerates-0.41%
3M Co., 3.70%, 04/15/2050	25,000	25,640
General Electric Co., 6.75%, 03/15/2032	50,000	64,587

		90,227

Industrial Machinery-0.07%
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/2023(b)	15,000	15,472

Insurance Brokers-0.36%
Aon PLC, 4.45%, 05/24/2043	50,000	54,144
Brown & Brown, Inc., 4.20%, 09/15/2024	25,000	26,006

		80,150

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco PureBetaSM US Aggregate Bond ETF (PBND)–(continued)

February 28, 2022

(Unaudited)

	Principal Amount	Value
Integrated Oil & Gas-0.93%
BP Capital Markets PLC (United Kingdom), 3.12%, 05/04/2026	$50,000	$50,886
Exxon Mobil Corp.
2.73%, 03/01/2023	50,000	50,573
4.33%, 03/19/2050	50,000	56,509
Shell International Finance B.V. (Netherlands), 2.75%, 04/06/2030	50,000	49,871

		207,839

Integrated Telecommunication Services-0.59%
AT&T, Inc., 1.65%, 02/01/2028	25,000	23,614
Verizon Communications, Inc.
5.01%, 04/15/2049	50,000	60,607
3.70%, 03/22/2061	50,000	47,702

		131,923

Internet & Direct Marketing Retail-0.22%
Amazon.com, Inc., 2.10%, 05/12/2031	50,000	48,131

Investment Banking & Brokerage-0.95%
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/2025	125,000	131,451
Morgan Stanley
4.30%, 01/27/2045	25,000	27,178
Series F, 3.88%, 04/29/2024	50,000	51,714

		210,343

IT Consulting & Other Services-0.27%
International Business Machines Corp., 6.22%, 08/01/2004	50,000	59,361

Life & Health Insurance-0.74%
Athene Holding Ltd., 6.15%, 04/03/2030	50,000	58,846
MetLife, Inc., 6.40%, 12/15/2036	50,000	56,310
Prudential Financial, Inc., 5.20%, 03/15/2044(d) .	50,000	50,438

		165,594

Managed Health Care-0.41%
Anthem, Inc., 6.38%, 06/15/2037	50,000	66,510
UnitedHealth Group, Inc., 2.00%, 05/15/2030	25,000	23,619

		90,129

Movies & Entertainment-0.20%
TWDC Enterprises 18 Corp., 4.38%, 08/16/2041	30,000	33,306
Walt Disney Co. (The), 4.75%, 09/15/2044	10,000	11,595

		44,901

Multi-line Insurance-0.11%
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(c)	25,000	24,127

Multi-Sector Holdings-0.23%
Berkshire Hathaway, Inc., 2.75%, 03/15/2023	50,000	50,658

Office REITs-0.46%
Boston Properties L.P., 3.80%, 02/01/2024	100,000	102,887

Oil & Gas Exploration & Production-0.56%
Canadian Natural Resources Ltd. (Canada), 3.85%, 06/01/2027	50,000	52,233
ConocoPhillips, 4.95%, 03/15/2026	65,000	71,246

		123,479

	Principal Amount	Value
Oil & Gas Storage & Transportation-0.82%
Energy Transfer L.P.
3.90%, 05/15/2024	$20,000	$20,545
6.13%, 12/15/2045	50,000	56,116
Enterprise Products Operating LLC, 4.45%, 02/15/2043	50,000	51,681
TransCanada PipeLines Ltd. (Canada), 4.63%, 03/01/2034	50,000	54,585

		182,927

Other Diversified Financial Services-0.22%
Province of Quebec (Canada), 0.60%, 07/23/2025(b)	50,000	48,013

Packaged Foods & Meats-0.27%
Tyson Foods, Inc., 5.10%, 09/28/2048	50,000	60,028

Paper Products-0.22%
Georgia-Pacific LLC, 2.30%, 04/30/2030(c)	50,000	48,228

Pharmaceuticals-0.58%
Johnson & Johnson, 4.50%, 12/05/2043	50,000	58,719
Pfizer, Inc., 3.40%, 05/15/2024	25,000	25,918
Royalty Pharma PLC, 2.15%, 09/02/2031(b)	50,000	44,776

		129,413

Railroads-0.44%
CSX Corp., 2.40%, 02/15/2030(b)	50,000	48,738
Union Pacific Corp., 2.15%, 02/05/2027(b)	50,000	49,474

		98,212

Regional Banks-0.44%
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/2027(b)	50,000	51,919
Truist Financial Corp., 1.13%, 08/03/2027	50,000	46,469

		98,388

Restaurants-0.24%
McDonald’s Corp., 4.20%, 04/01/2050	50,000	53,433

Semiconductors-0.61%
Broadcom, Inc., 3.19%, 11/15/2036(c)	50,000	46,466
Intel Corp.
2.45%, 11/15/2029	50,000	48,856
3.73%, 12/08/2047	15,000	15,119
QUALCOMM, Inc., 3.25%, 05/20/2050	25,000	24,556

		134,997

Soft Drinks-0.46%
Coca-Cola Co. (The), 3.38%, 03/25/2027	50,000	52,773
PepsiCo, Inc., 2.63%, 07/29/2029	50,000	50,547

		103,320

Sovereign Debt-1.87%
Canada Government International Bond (Canada), 1.63%, 01/22/2025(b)	60,000	59,930
Mexico Government International Bond (Mexico) 5.55%, 01/21/2045(b)	60,000	65,655
5.75%, 10/12/2110	70,000	71,767
Panama Government International Bond (Panama), 8.88%, 09/30/2027	100,000	129,849

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco PureBetaSM US Aggregate Bond ETF (PBND)–(continued)

February 28, 2022

(Unaudited)

	Principal Amount	Value
Sovereign Debt-(continued)
Peruvian Government International Bond (Peru), 4.13%, 08/25/2027	$50,000	$52,786
Philippine Government International Bond (Philippines), 9.50%, 02/02/2030	25,000	35,957

		415,944

Specialized REITs-0.48%
American Tower Corp., 3.10%, 06/15/2050	50,000	41,904
Crown Castle International Corp., 2.50%, 07/15/2031	50,000	46,474
Equinix, Inc., 1.55%, 03/15/2028	20,000	18,418

		106,796

Specialty Chemicals-0.21%
International Flavors & Fragrances, Inc., 3.27%, 11/15/2040(c)	50,000	46,132

Steel-0.10%
Steel Dynamics, Inc., 3.25%, 10/15/2050	25,000	22,188

Systems Software-0.32%
Microsoft Corp., 3.70%, 08/08/2046	25,000	26,880
Oracle Corp., 3.60%, 04/01/2040	50,000	45,245

		72,125

Technology Hardware, Storage & Peripherals-0.21%
Apple, Inc., 1.65%, 02/08/2031	50,000	46,507

Tobacco-0.14%
Philip Morris International, Inc., 4.38%, 11/15/2041	30,000	31,132

Trading Companies & Distributors-0.22%
Air Lease Corp., 3.13%, 12/01/2030	50,000	48,223

Water Utilities-0.11%
American Water Capital Corp., 3.45%, 05/01/2050	25,000	24,035

Wireless Telecommunication Services-0.35%
T-Mobile USA, Inc., 3.88%, 04/15/2030	75,000	77,597

Total U.S. Dollar Denominated Bonds & Notes (Cost $6,519,001)		6,245,538

U.S. Government Sponsored Agency Mortgage-Backed Securities-23.89%
Federal Farm Credit Bank (FFCB)-0.22%
0.88%, 11/18/2024	50,000	49,010

Federal Home Loan Bank (FHLB)-0.46%
2.13%, 06/09/2023	100,000	101,068

Federal Home Loan Mortgage Corp. (FHLMC)-6.96%
0.38%, 09/23/2025	50,000	47,664
2.50%, 09/01/2028 to 06/01/2050	313,660	312,448
3.00%, 11/01/2028 to 09/01/2049	110,923	113,211
2.00%, 05/01/2036 to 12/01/2051	665,683	643,893
1.50%, 10/01/2036 to 04/01/2051	187,872	176,561
3.50%, 02/01/2043 to 10/01/2047	99,683	104,473
4.00%, 08/01/2047 to 09/01/2049	66,620	70,016
4.50%, 03/01/2049 to 06/01/2050	45,406	48,245
Series 1, 0.00%, 11/15/2038(e)	50,000	32,317

		1,548,828

Federal National Mortgage Association (FNMA)-10.83%
2.63%, 09/06/2024	100,000	102,654

	Principal Amount	Value
Federal National Mortgage Association (FNMA)-(continued)
0.75%, 10/08/2027	$60,000	$56,472
3.50%, 12/01/2028 to 07/01/2048	257,462	268,203
2.50%, 02/01/2032 to 11/01/2051	606,176	603,607
2.00%, 09/01/2035 to 03/01/2052	711,769	688,109
1.50%, 02/01/2036 to 02/01/2051	90,406	85,949
3.00%, 08/01/2040 to 10/01/2050	342,721	348,437
4.00%, 09/01/2047 to 09/01/2050	113,439	119,089
5.00%, 05/01/2048 to 07/01/2049	69,445	75,963
4.50%, 04/01/2049	55,094	59,193

		2,407,676

Government National Mortgage Association (GNMA)-5.42%
3.50%, 04/20/2033 to 03/20/2050	174,065	182,012
4.00%, 11/15/2046 to 05/20/2050	128,983	136,082
3.00%, 11/20/2046 to 07/20/2051	280,600	286,624
5.00%, 05/20/2048	13,935	14,877
2.50%, 06/20/2049 to 08/20/2051	242,957	243,535
4.50%, 07/20/2049	19,792	20,801
2.00%, 09/20/2050 to 11/20/2051	328,661	322,179

		1,206,110

Total U.S. Government Sponsored Agency Mortgage- Backed Securities (Cost $5,469,398)		5,312,692

Asset-Backed Securities-3.29%
Capital One Multi-Asset Execution Trust, Series 2019-A3, Class A3, 2.06%, 08/15/2028	50,000	49,315
Commercial Mortgage Trust, Series 2015-CR22, Class A5, 3.31%, 03/10/2048	100,000	102,242
Ford Credit Auto Owner Trust, Series 2019-1, Class A, 3.52%, 07/15/2030(c)	100,000	103,081
Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, 10/15/2069(c)	77,530	75,182
Verizon Owner Trust, Series 2020-B, Class A, 0.47%, 02/20/2025	50,000	49,572
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class B, 3.72%, 04/15/2050	100,000	100,167
Series 2015-NXS2, Class A4, 3.50%, 07/15/2058	200,000	203,173
WFRBS Commercial Mortgage Trust, Series 2012-C9, Class C, 4.54%, 11/15/2045(f)	50,000	49,888

Total Asset-Backed Securities (Cost $746,977)		732,620

Municipal Obligations-0.71%
California (State of), Series 2009, GO Bonds, 7.55%, 04/01/2039 (Cost $146,313)	100,000	157,462

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco PureBetaSM US Aggregate Bond ETF (PBND)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Money Market Funds-0.21%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(g)(h) (Cost $47,750)	47,750	$47,750

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.61% (Cost $22,793,843)		22,154,446

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.53%
Invesco Private Government Fund, 0.12%(g)(h)(i)	235,459	235,459

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.08%(g)(h)(i)	549,350	$549,405

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $784,875)		784,864

TOTAL INVESTMENTS IN SECURITIES-103.14% (Cost $23,578,718)		22,939,310
OTHER ASSETS LESS LIABILITIES-(3.14)%		(699,294)

NET ASSETS-100.00%		$22,240,016

Investment Abbreviations:

GO -General Obligation

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2022.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $465,047, which represented 2.09% of the Fund’s Net Assets.

(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(f)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on February 28, 2022.

(g)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$516,374	$2,112,240	$(2,580,864)	$-	$-	$47,750	$18

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	245,544	2,092,306	(2,102,391)	-	-	235,459	33*

Invesco Private Prime Fund	572,937	3,481,844	(3,505,194)	(11)	(171)	549,405	292*

Total	$1,334,855	$7,686,390	$(8,188,449)	$(11)	$(171)	$832,614	$343

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco PureBetaSM US Aggregate Bond ETF (PBND)–(continued)

February 28, 2022

(Unaudited)

Portfolio Composition

Security Type Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

U.S. Treasury Securities	43.43

U.S. Dollar Denominated Bonds & Notes	28.08

U.S. Government Sponsored Agency Mortgage-Backed Securities	23.89

Asset-Backed Securities	3.29

Municipal Obligations	0.71

Money Market Funds Plus Other Assets Less Liabilities	0.60

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Statements of Assets and Liabilities

February 28, 2022

(Unaudited)

	Invesco PureBetaSM MSCI USA ETF (PBUS)	Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)	Invesco PureBetaSM US Aggregate Bond ETF (PBND)
Assets:
Unaffiliated investments in securities, at value(a)	$2,405,262,929	$35,485,960	$22,106,696
Affiliated investments in securities, at value	66,294,123	5,366,356	832,614
Cash	-	16,106	-
Receivable for:
Dividends and interest	3,241,671	21,566	105,147
Securities lending	10,385	1,971	104
Investments sold	4,802,081	131,563	523,418
Investments sold - affiliated broker	5,026,097	123,925	-

Total assets	2,484,637,286	41,147,447	23,567,979

Liabilities:
Due to custodian	1,550,746	-	-
Payable for:
Investments purchased	4,253,260	243,706	542,236
Investments purchased - affiliated broker	4,814,654	26,109	-
Collateral upon return of securities loaned	65,850,498	5,361,978	784,875
Fund shares repurchased	14,435	-	-
Accrued unitary management fees	80,862	1,600	852

Total liabilities	76,564,455	5,633,393	1,327,963

Net Assets	$2,408,072,831	$35,514,054	$22,240,016

Net assets consist of:
Shares of beneficial interest	$2,271,575,988	$35,499,367	$22,856,309
Distributable earnings (loss)	136,496,843	14,687	(616,293)

Net Assets	$2,408,072,831	$35,514,054	$22,240,016

Shares outstanding (unlimited amount authorized, $0.01 par value)	54,700,001	975,001	900,001
Net asset value	$44.02	$36.42	$24.71

Market price	$43.98	$36.47	$24.68

Unaffiliated investments in securities, at cost	$2,300,115,378	$38,179,537	$22,746,093

Affiliated investments in securities, at cost	$66,388,405	$5,369,723	$832,625

(a) Includes securities on loan with an aggregate value of:	$64,364,486	$5,260,207	$772,651

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Statements of Operations

For the six months ended February 28, 2022

(Unaudited)

	Invesco PureBetaSM MSCI USA ETF (PBUS)	Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)	Invesco PureBetaSM US Aggregate Bond ETF (PBND)
Investment income:
Unaffiliated interest income	$-	$-	$195,052
Unaffiliated dividend income	16,561,081	246,030	-
Affiliated dividend income	7,692	400	18
Securities lending income	41,148	8,779	646
Foreign withholding tax	(3,135)	(113)	-

Total investment income	16,606,786	255,096	195,716

Expenses:
Unitary management fees	487,340	11,506	5,823

Net expenses	487,340	11,506	5,823

Net investment income	16,119,446	243,590	189,893

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(3,658,806)	(198,837)	(2,284)
Affiliated investment securities	(6,091)	(610)	(171)
Unaffiliated in-kind redemptions	30,236,348	3,332,686	61,151
Affiliated in-kind redemptions	(4,906)	(77)	-

Net realized gain	26,566,545	3,133,162	58,696

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(167,212,022)	(6,061,404)	(1,219,673)
Affiliated investment securities	(92,111)	(2,370)	(11)

Change in net unrealized appreciation (depreciation)	(167,304,133)	(6,063,774)	(1,219,684)

Net realized and unrealized gain (loss)	(140,737,588)	(2,930,612)	(1,160,988)

Net increase (decrease) in net assets resulting from operations	$(124,618,142)	$(2,687,022)	$(971,095)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

(This Page Intentionally Left Blank)

37

Statements of Changes in Net Assets

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	Invesco PureBetaSM
	MSCI USA ETF (PBUS)
	Six Months Ended	Year Ended
	February 28,	August 31,
	2022	2021
Operations:
Net investment income	$16,119,446	$12,346,118
Net realized gain	26,566,545	4,494,280
Change in net unrealized appreciation (depreciation)	(167,304,133)	270,255,033

Net increase (decrease) in net assets resulting from operations	(124,618,142)	287,095,431

Distributions to Shareholders from:
Distributable earnings	(15,310,385)	(7,694,515)

Shareholder Transactions:
Proceeds from shares sold	619,275,179	1,901,249,143
Value of shares repurchased	(245,475,403)	(15,303,140)

Net increase (decrease) in net assets resulting from share transactions	373,799,776	1,885,946,003

Net increase (decrease) in net assets	233,871,249	2,165,346,919

Net assets:
Beginning of period	2,174,201,582	8,854,663

End of period	$2,408,072,831	$2,174,201,582

Changes in Shares Outstanding:
Shares sold	13,275,000	47,225,000
Shares repurchased	(5,700,000)	(350,000)
Shares outstanding, beginning of period	47,125,001	250,001

Shares outstanding, end of period	54,700,001	47,125,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco PureBetaSM		Invesco PureBetaSM
MSCI USA Small Cap ETF (PBSM)		US Aggregate Bond ETF (PBND)
Six Months Ended	Year Ended	Six Months Ended	Year Ended
February 28,	August 31,	February 28,	August 31,
2022	2021	2022	2021

$ 243,590	$262,673	$189,893	$349,918
3,133,162	1,252,810	58,696	952,648
(6,063,774)	2,882,970	(1,219,684)	(1,336,513)

(2,687,022)	4,398,453	(971,095)	(33,947)

(621,208)	(247,628)	(304,685)	(534,345)

11,879,300	37,177,435	2,572,452	5,286,219
(14,593,225)	(3,838,450)	(2,544,189)	(10,807,847)

(2,713,925)	33,338,985	28,263	(5,521,628)

(6,022,155)	37,489,810	(1,247,517)	(6,089,920)

41,536,209	4,046,399	23,487,533	29,577,453

$ 35,514,054	$41,536,209	$22,240,016	$23,487,533

300,000	1,000,000	100,000	200,000
(375,000)	(100,000)	(100,000)	(400,000)
1,050,001	150,001	900,001	1,100,001

975,001	1,050,001	900,001	900,001

39

Financial Highlights

Invesco PureBetaSM MSCI USA ETF (PBUS)

									For the Period
	Six Months Ended								September 19, 2017(a)
	February 28,						Ten Months Ended		Through
	2022		Years Ended August 31,				August 31,		October 31,
	(Unaudited)		2021	2020	2019		2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$46.14		$35.42	$29.16	$29.09		$25.70		$25.00

Net investment income(b)	0.30		0.57	0.56	0.48		0.43		0.04
Net realized and unrealized gain (loss) on investments	(2.12)		10.58	6.21	0.19		3.32		0.66

Total from investment operations	(1.82)		11.15	6.77	0.67		3.75		0.70

Distributions to shareholders from:
Net investment income	(0.29)		(0.43)	(0.51)	(0.53)		(0.36)		-
Net realized gains	(0.01)		-	-	(0.07)		-		-

Total distributions	(0.30)		(0.43)	(0.51)	(0.60)		(0.36)		-

Net asset value at end of period	$44.02		$46.14	$35.42	$29.16		$29.09		$25.70

Market price at end of period(c)	$43.98		$46.14	$35.61	$29.16		$29.09		$25.70

Net Asset Value Total Return(d)	(3.97)%		31.79%	23.71%	2.48%		14.68%		2.80	%(e)
Market Price Total Return(d)	(4.06)%		31.07%	24.36%	2.48%		14.68%		2.80	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,408,073		$2,174,202	$8,855	$2,916		$2,909		$2,570
Ratio to average net assets of:
Expenses	0.04	%(f)	0.04%	0.04%	0.29	%(g)	0.04	%(f)	0.04	%(f)
Net investment income	1.32	%(f)	1.32%	1.82%	1.70	%(g)	1.91	%(f)	1.31	%(f)
Portfolio turnover rate(h)	2%		6%	5%	5%		4%		0	%(i)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 22, 2017, the first day of trading on the Exchange) to October 31, 2017 was 2.96%. The market price total return from Fund Inception to October 31, 2017 was 3.09%.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.25%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

(i) Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights–(continued)

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)

									For the Period
	Six Months Ended								September 19, 2017(a)
	February 28,						Ten Months Ended		Through
	2022		Years Ended August 31,				August 31,		October 31,
	(Unaudited)		2021	2020	2019		2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$39.56		$26.98	$26.17	$30.11		$26.06		$25.00

Net investment income(b)	0.24		0.43	0.38	0.31		0.32		0.04
Net realized and unrealized gain (loss) on investments	(2.80)		12.65	0.82	(3.05)		4.00		1.02

Total from investment operations	(2.56)		13.08	1.20	(2.74)		4.32		1.06

Distributions to shareholders from:
Net investment income	(0.21)		(0.37)	(0.38)	(0.38)		(0.27)		-
Net realized gains	(0.37)		(0.13)	(0.01)	(0.82)		-		-

Total distributions	(0.58)		(0.50)	(0.39)	(1.20)		(0.27)		-

Net asset value at end of period	$36.42		$39.56	$26.98	$26.17		$30.11		$26.06

Market price at end of period(c)	$36.47		$39.51	$27.00	$26.21		$30.11		$26.08

Net Asset Value Total Return(d)	(6.48)%		48.83%	4.87%	(8.54)%		16.66%		4.24	%(e)
Market Price Total Return(d)	(6.26)%		48.53%	4.79%	(8.40)%		16.57%		4.32	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$35,514		$41,536	$4,046	$2,617		$3,011		$2,606
Ratio to average net assets of:
Expenses	0.06	%(f)	0.06%	0.06%	0.32	%(g)	0.06	%(f)	0.06	%(f)
Net investment income	1.27	%(f)	1.14%	1.49%	1.16	%(g)	1.39	%(f)	1.21	%(f)
Portfolio turnover rate(h)	7%		21%	21%	17%		15%		1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 22, 2017, the first day of trading on the Exchange) to October 31, 2017 was 3.66%. The market price total return from Fund Inception to October 31, 2017 was 3.66%.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.26%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Financial Highlights–(continued)

Invesco PureBetaSM US Aggregate Bond ETF (PBND)

									For the Period
	Six Months Ended								September 27, 2017(a)
	February 28,						Ten Months Ended		Through
	2022		Years Ended August 31,				August 31,		October 31,
	(Unaudited)		2021	2020	2019		2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$26.10		$26.89	$25.94	$24.23		$24.96		$25.00

Net investment income(b)	0.21		0.45	0.62	0.67		0.52		0.06
Net realized and unrealized gain (loss) on investments	(1.27)		(0.56)	1.02	1.74		(0.70)		(0.05)

Total from investment operations	(1.06)		(0.11)	1.64	2.41		(0.18)		0.01

Distributions to shareholders from:
Net investment income	(0.25)		(0.56)	(0.69)	(0.70)		(0.54)		(0.05)
Net realized gains	(0.08)		(0.12)	-	-		-		-
Return of capital	-		-	-	-		(0.01)		-

Total distributions	(0.33)		(0.68)	(0.69)	(0.70)		(0.55)		(0.05)

Net asset value at end of period	$24.71		$26.10	$26.89	$25.94		$24.23		$24.96

Market price at end of period(c)	$24.68		$26.11	$26.93	$25.96		$24.25		$24.96

Net Asset Value Total Return(d)	(4.11)%		(0.42)%	6.42%	10.14%		(0.72)%		0.05	%(e)
Market Price Total Return(d)	(4.26)%		(0.53)%	6.49%	10.14%		(0.64)%		0.05	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$22,240		$23,488	$29,577	$25,940		$24,233		$24,964
Ratio to average net assets of:
Expenses, after Waivers	0.05	%(f)	0.05%	0.05%	0.08	%(g)	0.05	%(f)	0.04	%(f)
Expenses, prior to Waivers	0.05	%(f)	0.05%	0.05%	0.08	%(g)	0.05	%(f)	0.05	%(f)
Net investment income	1.63	%(f)	1.70%	2.36%	2.71	%(g)	2.55	%(f)	2.44	%(f)
Portfolio turnover rate(h)	16%		42%	30%	29%		20%		0	%(i)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 29, 2017, the first day of trading on the Exchange) to October 31, 2017 was 0.01%. The market price total return from Fund Inception to October 31, 2017 was 0.29%.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.03%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(i)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 28, 2022

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco PureBetaSM MSCI USA ETF (PBUS)	“PureBetaSM MSCI USA ETF”

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)	“PureBetaSM MSCI USA Small Cap ETF”

Invesco PureBetaSM US Aggregate Bond ETF (PBND)	“PureBetaSM US Aggregate Bond ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on Cboe BZX Exchange, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

PureBetaSM MSCI USA ETF	MSCI USA Index

PureBetaSM MSCI USA Small Cap ETF	MSCI USA Small Cap Index

PureBetaSM US Aggregate Bond ETF	ICE BofA US Broad Market IndexSM

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same

43

securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each

44

Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund (except for PureBetaSM US Aggregate Bond ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. PureBetaSM US Aggregate Bond ETF declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general

45

indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

On September 14, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, to serve as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also continues to serve as a lending agent. Prior to September 14, 2021, BNYM served as the sole securities lending agent for each Fund under the securities lending program. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the period, September 14, 2021 through February 28, 2022, each Fund (except for PureBeta US Aggregate Bond ETF) had affiliated securities lending transactions with Invesco. The PureBeta MSCI USA ETF paid Invesco $578 in fees for securities lending agent services. The fees paid to Invesco by the PureBeta MSCI USA Small Cap ETF were less than $500.

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

K.	Other Risks

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition,

46

to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.

Changing U.S. Fixed-Income Market Conditions Risk. The historically low interest rate environment observed over the past several years was created in part by the Federal Reserve Board (“FRB”) keeping the federal funds rates at, near or below zero. In recent years, the FRB began “tapering” its quantitative easing program, leading to fluctuations in the Federal Funds Rate. However, in response to the impact of the COVID-19 pandemic, in March 2020 the FRB announced cuts to the Federal Funds Rate and a new round of quantitative easing. Because there is little precedent for this situation, it is difficult to predict the impact of these rate changes and any future rate changes on various markets. Any additional changes to the monetary policy by the FRB or other regulatory actions may affect interest rates and/or reduce liquidity for fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of a Fund’s investments and share price may decline. Changes in FRB policies could also result in higher than normal shareholder redemptions, which could potentially increase a Fund’s portfolio turnover rate and transaction costs.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

47

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If a Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Mortgage-Backed and Asset-Backed Securities Risk. For certain Funds, investments in mortgage- and asset-backed securities are subject to call (prepayment) risk, reinvestment risk and extension risk. In addition, these securities are susceptible to an unexpectedly high rate of defaults on the mortgages held by a mortgage pool, which may adversely affect their value. The risk of such defaults depends on the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. For example, the risk of default generally is higher in the case of mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely mortgage payments.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Sampling Risk. Certain Funds’ use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

U.S. Government Obligation Risk. Certain Funds may invest in U.S. government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. U.S. Government securities include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty.

The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

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Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)

PureBetaSM MSCI USA ETF	0.04%

PureBetaSM MSCI USA Small Cap ETF	0.06%

PureBetaSM US Aggregate Bond ETF	0.05%

Further, through at least August 31, 2023, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended February 28, 2022, the Adviser waived fees for each Fund in the following amounts:

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

PureBetaSM MSCI USA ETF	MSCI Inc.

PureBetaSM MSCI USA Small Cap ETF	MSCI Inc.

PureBetaSM US Aggregate Bond ETF	ICE Data Indices, LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended February 28, 2022, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

PureBetaSM MSCI USA ETF	$1,780

PureBetaSM MSCI USA Small Cap ETF	256

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

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Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
PureBetaSM MSCI USA ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,405,711,475	$-	$-	$2,405,711,475
Money Market Funds	-	65,845,577	-	65,845,577

Total Investments	$2,405,711,475	$65,845,577	$-	$2,471,557,052

PureBetaSM MSCI USA Small Cap ETF
Investments in Securities
Common Stocks & Other Equity Interests	$35,490,642	$-	$42	$35,490,684
Money Market Funds	-	5,361,632	-	5,361,632

Total Investments	$35,490,642	$5,361,632	$42	$40,852,316

PureBetaSM US Aggregate Bond ETF
Investments in Securities
U.S. Treasury Securities	$-	$9,658,384	$-	$9,658,384
U.S. Dollar Denominated Bonds & Notes	-	6,245,538	-	6,245,538
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	5,312,692	-	5,312,692
Asset-Backed Securities	-	732,620	-	732,620
Municipal Obligations	-	157,462	-	157,462
Money Market Funds	47,750	784,864	-	832,614

Total Investments	$47,750	$22,891,560	$-	$22,939,310

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds did not have capital loss carryforwards as of August 31, 2021.

NOTE 6–Investment Transactions

For the six months ended February 28, 2022, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
PureBetaSM MSCI USA ETF	$44,840,224	$42,379,556

PureBetaSM MSCI USA Small Cap ETF	2,850,352	3,203,984
PureBetaSM US Aggregate Bond ETF	2,205,364	2,211,808

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For the six months ended February 28, 2022, in-kind transactions associated with creations and redemptions were as follows:

	In-kind	In-kind
	Purchases	Sales
PureBetaSM MSCI USA ETF	$613,036,661	$243,867,417

PureBetaSM MSCI USA Small Cap ETF	11,758,203	14,481,606

PureBetaSM US Aggregate Bond ETF	1,728,983	1,998,018

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. At February 28, 2022, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost
PureBetaSM MSCI USA ETF	$234,887,129	$(130,993,301)	$103,893,828	$2,367,663,224

PureBetaSM MSCI USA Small Cap ETF	2,464,578	(5,560,267)	(3,095,689)	43,948,005

PureBetaSM US Aggregate Bond ETF	182,635	(822,043)	(639,408)	23,578,718

NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

51

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2022.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco PureBetaSM MSCI USA ETF (PBUS)

Actual	$1,000.00	$ 960.30	0.04%	$0.19

Hypothetical (5% return before expenses)	1,000.00	1,024.60	0.04	0.20

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)

Actual	1,000.00	935.20	0.06	0.29

Hypothetical (5% return before expenses)	1,000.00	1,024.50	0.06	0.30

Invesco PureBetaSM US Aggregate Bond ETF (PBND)

Actual	1,000.00	958.90	0.05	0.24

Hypothetical (5% return before expenses)	1,000.00	1,024.55	0.05	0.25

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2022. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

52

(This Page Intentionally Left Blank)

(This Page Intentionally Left Blank)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2022 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PBETA-SAR-2	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders
February 28, 2022
DWAS	Invesco DWA SmallCap Momentum ETF

PSCD	Invesco S&P SmallCap Consumer Discretionary ETF

PSCC	Invesco S&P SmallCap Consumer Staples ETF

PSCE	Invesco S&P SmallCap Energy ETF

PSCF	Invesco S&P SmallCap Financials ETF

PSCH	Invesco S&P SmallCap Health Care ETF

PSCI	Invesco S&P SmallCap Industrials ETF

PSCT	Invesco S&P SmallCap Information Technology ETF

PSCM	Invesco S&P SmallCap Materials ETF

PSCU	Invesco S&P SmallCap Utilities & Communication Services ETF

2

Invesco DWA SmallCap Momentum ETF (DWAS)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Communication Services-1.32%
Cars.com, Inc.(b)	96,183	$1,556,241
TechTarget, Inc.(b)(c)	28,041	2,197,853
Thryv Holdings, Inc.(b)(c)	44,334	1,347,754

		5,101,848

Consumer Discretionary-17.78%
Academy Sports & Outdoors, Inc.(b)(c)	37,727	1,221,223
Adient PLC(b)	35,222	1,576,185
Beazer Homes USA, Inc.(b)	71,778	1,175,006
Bluegreen Vacations Holding Corp.(b)	48,085	1,362,729
Boot Barn Holdings, Inc.(b)	26,372	2,294,891
Carriage Services, Inc.	24,568	1,208,991
Century Casinos, Inc.(b)(c)	123,087	1,513,970
Century Communities, Inc.	22,010	1,402,477
Clarus Corp.(c)	68,629	1,562,682
Designer Brands, Inc., Class A(b)(c)	109,923	1,434,495
Full House Resorts, Inc.(b)	495,720	4,362,336
Genesco, Inc.(b)	25,374	1,627,742
Golden Entertainment, Inc.(b)	75,322	4,288,082
Green Brick Partners, Inc.(b)	52,823	1,224,965
Group 1 Automotive, Inc.	7,723	1,405,045
Guess?, Inc.(c)	69,111	1,513,531
Hilton Grand Vacations, Inc.(b)	31,643	1,641,006
Houghton Mifflin Harcourt Co.(b)(c)	255,471	5,352,118
Hovnanian Enterprises, Inc., Class A(b)	45,792	4,401,527
Installed Building Products, Inc.	11,972	1,157,692
LGI Homes, Inc.(b)(c)	9,909	1,249,822
Lindblad Expeditions Holdings, Inc.(b)(c)	90,633	1,606,923
M/I Homes, Inc.(b)	26,059	1,284,448
Monarch Casino & Resort, Inc.(b)	21,822	1,699,934
Movado Group, Inc.	38,988	1,536,907
RCI Hospitality Holdings, Inc.	34,048	2,210,396
Red Rock Resorts, Inc., Class A	77,938	3,918,723
SeaWorld Entertainment, Inc.(b)	30,028	2,083,643
Shoe Carnival, Inc.(c)	37,767	1,101,286
Shutterstock, Inc.	13,792	1,248,590
Skyline Champion Corp.(b)	22,292	1,498,914
Taylor Morrison Home Corp., Class A(b)(c)	46,182	1,362,369
Tilly’s, Inc., Class A	100,921	1,281,697
TravelCenters of America, Inc.(b)	42,322	1,787,258
Vista Outdoor, Inc.(b)	44,333	1,615,938
Zumiez, Inc.(b)(c)	34,063	1,515,463

		68,729,004

Consumer Staples-1.80%
Andersons, Inc. (The)	38,763	1,767,593
Coca-Cola Consolidated, Inc.	2,483	1,233,877
Ingles Markets, Inc., Class A	16,193	1,331,388
MGP Ingredients, Inc.(c)	17,398	1,385,055
United Natural Foods, Inc.(b)	31,048	1,249,061

		6,966,974

Energy-14.39%
Antero Midstream Corp.(c)	156,036	1,566,601
Antero Resources Corp.(b)(c)	143,073	3,280,664
Arch Resources, Inc.(c)	16,827	2,008,639
California Resources Corp	37,785	1,557,876
Civitas Resources, Inc.(c)	30,442	1,536,408

	Shares	Value
Energy-(continued)
Denbury, Inc.(b)	22,529	$1,636,957
Earthstone Energy, Inc., Class A(b)(c)	158,168	2,056,184
Green Plains, Inc.(b)(c)	68,254	2,234,636
HighPeak Energy, Inc.(c)	99,350	2,100,259
Laredo Petroleum, Inc.(b)(c)	50,500	3,866,280
Magnolia Oil & Gas Corp., Class A(c)	94,896	2,120,926
Matador Resources Co.	56,405	2,797,688
Murphy Oil Corp.(c)	60,422	2,094,831
Oasis Petroleum, Inc.	14,365	1,903,506
Patterson-UTI Energy, Inc.	187,378	2,703,864
PDC Energy, Inc.	49,421	3,188,643
Ranger Oil Corp.(b)(c)	58,835	1,986,270
SM Energy Co.	229,540	8,150,965
Weatherford International PLC(b)	245,092	6,960,613
Whiting Petroleum Corp.	25,447	1,879,261

		55,631,071

Financials-16.04%
A-Mark Precious Metals, Inc.(c)	56,102	4,022,513
Amerant Bancorp, Inc.	41,772	1,355,501
Arbor Realty Trust, Inc.	86,779	1,562,022
B. Riley Financial, Inc.(c)	23,671	1,409,608
Brightsphere Investment Group, Inc.	61,526	1,468,626
BRP Group, Inc., Class A(b)	44,607	1,238,736
Coastal Financial Corp.(b)	30,741	1,463,272
Cowen, Inc., Class A	43,121	1,278,538
Customers Bancorp, Inc.(b)	31,437	1,934,947
Donnelley Financial Solutions, Inc.(b)	69,287	2,224,113
Ellington Financial, Inc.	91,206	1,611,610
Enova International, Inc.(b)	38,236	1,558,882
First Internet Bancorp	33,629	1,643,785
Hamilton Lane, Inc., Class A	19,113	1,492,725
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(c)	28,387	1,343,840
Hingham Institution for Savings (The)	7,028	2,528,955
Houlihan Lokey, Inc.	14,760	1,518,214
Independent Bank Corporation	162,530	3,868,214
Kinsale Capital Group, Inc.	20,356	4,269,874
Live Oak Bancshares, Inc.	30,107	1,925,343
Meta Financial Group, Inc.	26,485	1,467,004
Metropolitan Bank Holding Corp.(b)(c)	15,863	1,621,992
Mr. Cooper Group, Inc.(b)	49,294	2,505,614
MVB Financial Corp.	35,009	1,348,547
Northeast Bank	41,493	1,511,175
OFG Bancorp	59,393	1,673,695
PennyMac Financial Services, Inc.	23,587	1,362,149
Piper Sandler Cos.	8,582	1,270,222
Redwood Trust, Inc.	118,548	1,231,714
TPG RE Finance Trust, Inc.	122,975	1,456,024
Triumph Bancorp, Inc.(b)	15,015	1,506,305
Victory Capital Holdings, Inc., Class A(c)	44,943	1,490,759
Virtus Investment Partners, Inc.	5,214	1,254,593
Walker & Dunlop, Inc.	10,565	1,461,668
World Acceptance Corp.(b)(c)	5,883	1,155,833

		62,036,612

Health Care-9.41%
Allscripts Healthcare Solutions, Inc.(b)	78,064	1,519,125
Avid Bioservices, Inc.(b)(c)	181,254	3,712,082

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco DWA SmallCap Momentum ETF (DWAS)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Health Care-(continued)
BioCryst Pharmaceuticals, Inc.(b)(c)	113,227	$1,880,700
Chimerix, Inc.(b)(c)	272,337	1,535,981
CONMED Corp.(c)	10,922	1,596,360
CorVel Corp.(b)	7,346	1,168,455
Cross Country Healthcare, Inc.(b)	59,963	1,338,974
Cytokinetics, Inc.(b)(c)	36,724	1,297,092
EyePoint Pharmaceuticals, Inc.(b)	111,536	1,109,783
Fulcrum Therapeutics, Inc.(b)(c)	82,756	910,316
Gritstone bio, Inc.(b)	106,083	541,023
Inhibrx, Inc.(b)(c)	35,034	753,231
iRadimed Corp.	32,561	1,618,282
iTeos Therapeutics, Inc.(b)	33,649	1,215,738
Kezar Life Sciences, Inc.(b)	106,448	1,580,753
Owens & Minor, Inc.	98,804	4,362,197
Prometheus Biosciences, Inc.(b)(c)	43,883	1,910,666
Surgery Partners, Inc.(b)(c)	73,235	3,827,993
Tivity Health, Inc.(b)(c)	83,998	2,291,465
Tricida, Inc.(b)(c)	164,515	1,309,539
Zentalis Pharmaceuticals, Inc.(b)(c)	18,266	911,291

		36,391,046

Industrials-16.52%
AAON, Inc.	26,893	1,574,854
Ameresco, Inc., Class A(b)(c)	73,938	4,750,516
API Group Corp.(b)	62,650	1,351,360
ArcBest Corp.	17,132	1,587,794
Atkore, Inc.(b)	18,800	1,912,148
Atlas Air Worldwide Holdings, Inc.(b)(c)	17,434	1,366,128
Beacon Roofing Supply, Inc.(b)	28,119	1,678,423
Boise Cascade Co.	22,707	1,815,198
Casella Waste Systems, Inc., Class A(b)	73,385	5,533,229
CBIZ, Inc.(b)	39,210	1,525,661
Cornerstone Building Brands, Inc.(b)	97,902	2,161,676
Encore Wire Corp.	11,034	1,284,578
GMS, Inc.(b)	27,460	1,489,705
H&E Equipment Services, Inc.	34,167	1,426,814
Herc Holdings, Inc.	22,291	3,546,944
Huttig Building Products, Inc.(b)	504,917	4,690,679
ICF International, Inc.	14,809	1,312,374
Kadant, Inc.	13,746	2,712,773
Montrose Environmental Group, Inc.(b)	21,787	961,025
MYR Group, Inc.(b)	14,407	1,293,028
NV5 Global, Inc.(b)	11,444	1,227,369
PAM Transportation Services, Inc.(b)	24,086	1,625,082
Red Violet, Inc.(b)(c)	40,015	1,057,997
Rush Enterprises, Inc., Class A	28,152	1,462,215
Shyft Group, Inc. (The)	52,681	2,128,839
Titan International, Inc.(b)	275,178	3,081,994
Titan Machinery, Inc.(b)	46,483	1,316,863
Transcat, Inc.(b)(c)	46,209	3,625,558
Triton International Ltd. (Bermuda)	25,817	1,695,661
UFP Industries, Inc.	17,552	1,505,084
VSE Corp.	25,006	1,191,536

		63,893,105

Information Technology-10.67%
ADTRAN, Inc.	68,695	1,414,430
Alpha & Omega Semiconductor Ltd.(b)	29,062	1,562,664
Ambarella, Inc.(b)	8,193	1,144,644
Avid Technology, Inc.(b)	56,752	1,785,418
Axcelis Technologies, Inc.(b)	25,106	1,737,837

	Shares	Value
Information Technology-(continued)
Badger Meter, Inc.	14,291	$1,420,668
Calix, Inc.(b)	81,853	4,447,892
Clearfield, Inc.(b)(c)	42,339	2,714,353
Diodes, Inc.(b)	15,324	1,372,877
Extreme Networks, Inc.(b)	120,245	1,381,615
Grid Dynamics Holdings, Inc.(b)	52,083	632,808
Identiv, Inc.(b)(c)	118,352	2,480,658
Impinj, Inc.(b)(c)	19,598	1,347,363
Information Services Group, Inc.	206,151	1,467,795
Insight Enterprises, Inc.(b)(c)	14,760	1,535,040
MACOM Technology Solutions Holdings, Inc.(b)	29,179	1,753,658
MaxLinear, Inc.(b)	28,394	1,741,972
Onto Innovation, Inc.(b)	20,538	1,770,581
PDF Solutions, Inc.(b)	50,855	1,391,393
Perficient, Inc.(b)	21,155	2,155,695
PFSweb, Inc.(b)	114,078	1,291,363
Rambus, Inc.(b)(c)	53,213	1,436,751
SiTime Corp.(b)(c)	6,292	1,271,865
Ultra Clean Holdings, Inc.(b)	43,294	1,983,298

		41,242,638

Materials-5.84%
AdvanSix, Inc.	34,458	1,380,387
Aspen Aerogels, Inc.(b)	66,060	1,955,376
Avient Corp.	28,148	1,474,674
LSB Industries, Inc.(b)	524,137	9,067,570
Ranpak Holdings Corp.(b)(c)	78,114	1,890,359
Ryerson Holding Corp.	73,881	1,929,772
Schnitzer Steel Industries, Inc., Class A	30,400	1,478,960
Summit Materials, Inc., Class A(b)	38,811	1,211,679
TimkenSteel Corp.(b)(c)	121,199	2,185,218

		22,573,995

Real Estate-5.58%
Cedar Realty Trust, Inc.	72,414	1,738,660
DigitalBridge Group, Inc.(b)	192,569	1,396,125
Gladstone Land Corp.	47,284	1,413,319
Independence Realty Trust, Inc.	60,722	1,534,445
iStar, Inc.	61,825	1,553,044
National Storage Affiliates Trust	23,735	1,383,039
Newmark Group, Inc., Class A	95,546	1,689,253
NexPoint Residential Trust, Inc.	18,538	1,575,174
Plymouth Industrial REIT, Inc.	48,349	1,260,942
Preferred Apartment Communities, Inc., Class A	87,666	2,214,443
Ryman Hospitality Properties, Inc.(b)	18,121	1,596,641
St. Joe Co. (The)	30,706	1,659,045
Tanger Factory Outlet Centers, Inc.(c)	79,276	1,322,324
Terreno Realty Corp.	18,172	1,250,052

		21,586,506

Utilities-0.68%
Middlesex Water Co.	13,769	1,376,762
Pure Cycle Corp.(b)	105,361	1,248,528

		2,625,290

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $382,051,464)		386,778,089

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco DWA SmallCap Momentum ETF (DWAS)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.52%
Invesco Private Government Fund, 0.12%(d)(e)(f)	21,483,363	$21,483,363
Invesco Private Prime Fund, 0.08%(d)(e)(f)	50,122,836	50,127,849

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $71,616,298)		71,611,212

TOTAL INVESTMENTS IN SECURITIES-118.55% (Cost $453,667,762)		458,389,301
OTHER ASSETS LESS LIABILITIES-(18.55)%		(71,711,794)

NET ASSETS-100.00%		$386,677,507

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$4,875,501	$(4,875,501)	$-	$-	$-	$13

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	27,265,424	85,374,217	(91,156,277)	-	-	21,483,363	3,410	*

Invesco Private Prime Fund	64,045,154	164,340,895	(178,236,639)	(5,086)	(16,475)	50,127,849	32,496	*

Total	$91,310,578	$254,590,613	$(274,268,417)	$(5,086)	$(16,475)	$71,611,212	$35,919

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco DWA SmallCap Momentum ETF (DWAS)–(continued)

February 28, 2022

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Consumer Discretionary	17.78

Industrials	16.52

Financials	16.04

Energy	14.39

Information Technology	10.67

Health Care	9.41

Materials	5.84

Real Estate	5.58

Sector Types Each Less Than 3%	3.80

Money Market Funds Plus Other Assets Less Liabilities	(0.03)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Auto Components-11.64%
American Axle & Manufacturing Holdings, Inc.(b)	38,087	$352,686
Cooper-Standard Holdings, Inc.(b)	5,673	72,161
Dorman Products, Inc.(b)	9,503	887,770
Gentherm, Inc.(b)	11,097	941,469
LCI Industries	8,439	1,050,824
Motorcar Parts of America, Inc.(b)	6,414	103,586
Patrick Industries, Inc.	7,502	535,193
Standard Motor Products, Inc.	6,390	279,307
XPEL, Inc.(b)(c)(d)	5,533	401,696

		4,624,692

Automobiles-1.80%
Winnebago Industries, Inc.(d)	11,174	715,918

Diversified Consumer Services-3.38%
Adtalem Global Education, Inc.(b)	16,618	345,322
American Public Education, Inc.(b)	6,248	124,710
Perdoceo Education Corp.(b)	23,410	245,103
Strategic Education, Inc.	7,556	445,955
WW International, Inc.(b)	17,770	181,076

		1,342,166

Hotels, Restaurants & Leisure-14.98%
BJ’s Restaurants, Inc.(b)	7,780	249,504
Bloomin’ Brands, Inc.(b)	27,120	667,423
Brinker International, Inc.(b)	15,166	645,162
Cheesecake Factory, Inc. (The)(b)(d)	16,201	693,241
Chuy’s Holdings, Inc.(b)	6,613	215,584
Dave & Buster’s Entertainment, Inc.(b)	12,892	558,739
Dine Brands Global, Inc.	5,748	481,912
El Pollo Loco Holdings, Inc.(b)	6,470	85,857
Fiesta Restaurant Group, Inc.(b)	5,721	57,610
Jack in the Box, Inc.(d)	7,237	624,336
Monarch Casino & Resort, Inc.(b)	4,381	341,280
Red Robin Gourmet Burgers, Inc.(b)	5,249	92,120
Ruth’s Hospitality Group, Inc.(d)	10,596	262,887
Shake Shack, Inc., Class A(b)(d)	13,069	976,516

		5,952,171

Household Durables-18.21%
Cavco Industries, Inc.(b)	2,851	777,268
Century Communities, Inc.	9,921	632,166
Ethan Allen Interiors, Inc.(d)	7,340	191,280
Installed Building Products, Inc.	7,836	757,741
iRobot Corp.(b)(d)	9,002	559,564
La-Z-Boy, Inc.	14,800	431,864
LGI Homes, Inc.(b)(d)	7,134	899,812
M.D.C. Holdings, Inc.	18,881	837,184
M/I Homes, Inc.(b)	9,717	478,951
Meritage Homes Corp.(b)	12,460	1,228,307
Tupperware Brands Corp.(b)(d)	16,321	297,532
Universal Electronics, Inc.(b)	4,377	145,448

		7,237,117

Internet & Direct Marketing Retail-2.64%
Liquidity Services, Inc.(b)	8,875	152,916

	Shares	Value
Internet & Direct Marketing Retail-(continued)
PetMed Express, Inc.(d)	6,993	$188,462
Shutterstock, Inc.	7,811	707,130

		1,048,508

Leisure Products-2.82%
Sturm Ruger & Co., Inc.	5,876	425,481
Vista Outdoor, Inc.(b)	19,133	697,398

		1,122,879

Multiline Retail-0.95%
Big Lots, Inc.(d)	10,870	377,841

Specialty Retail-33.57%
Aaron’s Co., Inc. (The)	10,512	220,647
Abercrombie & Fitch Co., Class A(b)	19,729	751,280
America’s Car-Mart, Inc.(b)(d)	2,029	195,149
Asbury Automotive Group, Inc.(b)	7,725	1,499,500
Barnes & Noble Education, Inc.(b)	12,059	66,083
Bed Bath & Beyond, Inc.(b)(d)	33,745	569,953
Boot Barn Holdings, Inc.(b)	9,888	860,454
Buckle, Inc. (The)(d)	9,809	353,124
Caleres, Inc.	12,780	265,313
Cato Corp. (The), Class A	6,522	114,787
Chico’s FAS, Inc.(b)(d)	40,894	192,202
Children’s Place, Inc. (The)(b)(d)	4,669	293,960
Conn’s, Inc.(b)(d)	6,399	117,358
Designer Brands, Inc., Class A(b)(d)	20,486	267,342
Genesco, Inc.(b)	4,741	304,135
Group 1 Automotive, Inc.	6,045	1,099,767
Guess?, Inc.(d)	13,016	285,050
Haverty Furniture Cos., Inc., (Acquired 06/25/2020 - 12/15/2021; Cost $122,027)(d)(e)	4,969	141,169
Hibbett, Inc.(d)	5,024	226,482
LL Flooring Holdings, Inc.(b)	9,713	155,991
MarineMax, Inc.(b)	7,260	332,218
Monro, Inc.	11,200	522,816
ODP Corp. (The)(b)	15,327	674,388
Rent-A-Center, Inc.(d)	20,195	573,740
Sally Beauty Holdings, Inc.(b)(d)	37,742	652,182
Shoe Carnival, Inc.(d)	5,846	170,469
Signet Jewelers Ltd.	17,716	1,248,978
Sleep Number Corp.(b)(d)	7,562	496,824
Sonic Automotive, Inc., Class A	6,930	372,210
Zumiez, Inc.(b)(d)	7,141	317,703

		13,341,274

Textiles, Apparel & Luxury Goods-9.98%
Fossil Group, Inc.(b)	15,846	214,238
G-III Apparel Group Ltd.(b)	14,595	404,865
Kontoor Brands, Inc.	15,886	786,992
Movado Group, Inc.	5,511	217,244
Oxford Industries, Inc.	5,302	468,644
Steven Madden Ltd.	25,546	1,089,792
Unifi, Inc.(b)	4,641	87,112

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Textiles, Apparel & Luxury Goods-(continued)
Vera Bradley, Inc.(b)	8,520	$64,411
Wolverine World Wide, Inc.	27,503	633,394

		3,966,692

Total Common Stocks & Other Equity Interests (Cost $51,058,488)		39,729,258

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(f)(g) (Cost $17,011)	17,011	17,011

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $51,075,499)		39,746,269

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-26.04%
Invesco Private Government Fund, 0.12%(f)(g)(h)	2,932,603	$2,932,603
Invesco Private Prime Fund, 0.08%(f)(g)(h)	7,413,648	7,414,389

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,347,341)		10,346,992

TOTAL INVESTMENTS IN SECURITIES-126.05% (Cost $61,422,840)		50,093,261
OTHER ASSETS LESS LIABILITIES-(26.05)%		(10,351,943)

NET ASSETS-100.00%		$39,741,318

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $401,696, which represented 1.01% of the Fund’s Net Assets.

(d)	All or a portion of this security was out on loan at February 28, 2022.
(e)	Restricted security. The value of this security at February 28, 2022 represented less than 1% of the Fund’s Net Assets.
(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$41,673	$349,728	$(374,390)	$-	$-	$17,011	$3

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	1,430,460	17,286,477	(15,784,334)	-	-	2,932,603	394	*

Invesco Private Prime Fund	3,337,740	30,888,331	(26,809,649)	(349)	(1,684)	7,414,389	3,492	*

Total	$4,809,873	$48,524,536	$(42,968,373)	$(349)	$(1,684)	$10,364,003	$3,889

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)–(continued)

February 28, 2022

(Unaudited)

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Specialty Retail	33.57

Household Durables	18.21

Hotels, Restaurants & Leisure	14.98

Auto Components	11.64

Textiles, Apparel & Luxury Goods	9.98

Diversified Consumer Services	3.38

Industry Types Each Less Than 3%	8.21

Money Market Funds Plus Other Assets Less Liabilities	0.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P SmallCap Consumer Staples ETF (PSCC)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Beverages-14.15%
Celsius Holdings, Inc.(b)(c)	37,467	$2,393,766
Coca-Cola Consolidated, Inc.	4,558	2,265,007
MGP Ingredients, Inc.(c)	12,487	994,090
National Beverage Corp.(c)	23,265	1,023,893

		6,676,756

Food & Staples Retailing-15.80%
Andersons, Inc. (The)	30,872	1,407,763
Chefs’ Warehouse, Inc. (The)(b)	32,493	1,067,395
PriceSmart, Inc.	23,990	1,744,553
SpartanNash Co.	35,847	1,008,735
United Natural Foods, Inc.(b)	55,328	2,225,845

		7,454,291

Food Products-36.91%
B&G Foods, Inc.(c)	64,719	1,915,682
Calavo Growers, Inc.	17,636	752,881
Cal-Maine Foods, Inc.(c)	37,345	1,653,263
Fresh Del Monte Produce, Inc.	33,188	858,905
Hostess Brands, Inc.(b)	137,998	2,972,477
J&J Snack Foods Corp.	14,237	2,330,882
John B. Sanfilippo & Son, Inc.	8,849	703,673
Seneca Foods Corp., Class A(b)	6,256	311,236
Simply Good Foods Co. (The)(b)	82,808	3,281,681
Tootsie Roll Industries, Inc.(c)	17,260	582,525
TreeHouse Foods, Inc.(b)	52,218	2,049,557

		17,412,762

Household Products-10.69%
Central Garden & Pet Co.(b)(c)	9,573	453,186
Central Garden & Pet Co., Class A(b)	39,436	1,736,761
WD-40 Co.(c)	13,459	2,851,828

		5,041,775

Personal Products-16.53%
Edgewell Personal Care Co.	53,380	1,904,598
elf Beauty, Inc.(b)	47,742	1,261,821
Inter Parfums, Inc.	17,724	1,646,205

	Shares	Value
Personal Products-(continued)
Medifast, Inc.	10,537	$1,959,882
USANA Health Sciences, Inc.(b)	11,646	1,024,965

		7,797,471

Tobacco-5.92%
Universal Corp.	24,542	1,327,967
Vector Group Ltd.	130,508	1,462,995

		2,790,962

Total Common Stocks & Other Equity Interests (Cost $45,544,647)		47,174,017

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $11,294)	11,294	11,294

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $45,555,941)		47,185,311

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-23.82%
Invesco Private Government Fund, 0.12%(d)(e)(f)	3,371,160	3,371,160
Invesco Private Prime Fund, 0.08%(d)(e)(f)	7,865,254	7,866,041

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,238,181)		11,237,201

TOTAL INVESTMENTS IN SECURITIES-123.84% (Cost $56,794,122)		58,422,512
OTHER ASSETS LESS LIABILITIES-(23.84)%		(11,247,281)

NET ASSETS-100.00%		$47,175,231

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$6,948	$577,693	$(573,347)	$ -	$-	$11,294	$2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P SmallCap Consumer Staples ETF (PSCC)–(continued)

February 28, 2022

(Unaudited)

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$601,416	$17,249,036	$(14,479,292)	$-	$-	$3,371,160	$399	*

Invesco Private Prime Fund	1,403,304	36,258,088	(29,792,732)	(980)	(1,639)	7,866,041	3,199	*

Total	$2,011,668	$54,084,817	$(44,845,371)	$(980)	$(1,639)	$11,248,495	$3,600

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Food Products	36.91

Personal Products	16.53

Food & Staples Retailing	15.80

Beverages	14.15

Household Products	10.69

Tobacco	5.92

Money Market Funds Plus Other Assets Less Liabilities	0.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P SmallCap Energy ETF (PSCE)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.07%
Energy Equipment & Services-31.15%
Archrock, Inc.	338,955	$2,830,274
Bristow Group, Inc.(b)	58,541	1,940,049
Core Laboratories N.V.(c)	117,021	3,225,099
DMC Global, Inc.(b)(c)	47,362	1,392,443
Dril-Quip, Inc.(b)	89,505	2,581,324
Helix Energy Solutions Group, Inc.(b)	357,536	1,448,021
Helmerich & Payne, Inc.	236,473	8,567,417
Nabors Industries Ltd.(b)(c)	19,562	2,455,813
Oceaneering International, Inc.(b)	252,310	3,693,818
Oil States International, Inc.(b)	154,722	809,196
Patterson-UTI Energy, Inc.	457,122	6,596,270
ProPetro Holding Corp.(b)	214,370	2,737,505
RPC, Inc.(b)(c)	179,450	1,573,777
US Silica Holdings, Inc.(b)	188,582	2,726,896

		42,577,902

Oil, Gas & Consumable Fuels-67.92%
Callon Petroleum Co.(b)(c)	112,855	6,360,508
Civitas Resources, Inc.(c)	169,748	8,567,182
CONSOL Energy, Inc.(b)	80,225	2,466,116
Dorian LPG Ltd.(c)	69,796	961,789
Green Plains, Inc.(b)(c)	135,484	4,435,746
Laredo Petroleum, Inc.(b)(c)	36,280	2,777,597
Matador Resources Co.	259,841	12,888,114
Par Pacific Holdings, Inc.(b)	115,634	1,572,622
PBF Energy, Inc., Class A(b)	240,160	3,991,459
Range Resources Corp.(b)	588,412	13,504,055
Ranger Oil Corp.(b)	53,151	1,794,378
Renewable Energy Group, Inc.(b)(c)	127,151	7,819,786
REX American Resources Corp.(b)	13,300	1,256,318
SM Energy Co.	179,510	6,374,400
Southwestern Energy Co.(b)(c)	2,390,805	11,930,117

	Shares	Value
Oil, Gas & Consumable Fuels-(continued)
Talos Energy, Inc.(b)(c)	103,218	$1,621,555
World Fuel Services Corp.	159,768	4,527,825

		92,849,567

Total Common Stocks & Other Equity Interests (Cost $126,275,118)		135,427,469

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $43,301)	43,301	43,301

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.10% (Cost $126,318,419)		135,470,770

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-29.10%
Invesco Private Government Fund, 0.12%(d)(e)(f)	11,932,341	11,932,341
Invesco Private Prime Fund, 0.08%(d)(e)(f)	27,839,346	27,842,130

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $39,776,337)		39,774,471

TOTAL INVESTMENTS IN SECURITIES-128.20% (Cost $166,094,756)		175,245,241
OTHER ASSETS LESS LIABILITIES-(28.20)%		(38,552,938)

NET ASSETS-100.00%		$136,692,303

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$59,795	$1,356,982	$(1,373,476)	$ -	$-	$43,301	$6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P SmallCap Energy ETF (PSCE)–(continued)

February 28, 2022

(Unaudited)

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$2,682,300	$44,805,988	$(35,555,947)	$-	$-	$11,932,341	$1,081	*

Invesco Private Prime Fund	6,258,699	93,280,136	(71,690,895)	(1,866)	(3,944)	27,842,130	8,614	*

Total	$9,000,794	$139,443,106	$(108,620,318)	$(1,866)	$(3,944)	$39,817,772	$9,701

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Oil, Gas & Consumable Fuels	67.92

Energy Equipment & Services	31.15

Money Market Funds Plus Other Assets Less Liabilities	0.93

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P SmallCap Financials ETF (PSCF)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Banks-40.05%
Allegiance Bancshares, Inc.	3,367	$144,276
Ameris Bancorp	11,954	591,723
Banc of California, Inc.	9,787	192,314
BancFirst Corp.(b)	3,416	266,892
Bancorp, Inc. (The)(c)	10,302	301,849
BankUnited, Inc.	16,099	711,576
Banner Corp.	6,194	381,612
Berkshire Hills Bancorp, Inc.	8,797	273,587
Brookline Bancorp, Inc.	14,041	240,663
Central Pacific Financial Corp.	5,060	147,701
City Holding Co.	2,734	217,818
Columbia Banking System, Inc.(b)	14,053	514,761
Community Bank System, Inc.	9,750	711,165
Customers Bancorp, Inc.(c)	5,393	331,939
CVB Financial Corp.	23,034	543,142
Dime Community Bancshares, Inc.(b)	5,999	203,906
Eagle Bancorp, Inc.	5,778	346,218
FB Financial Corp.	6,465	287,305
First Bancorp (Puerto Rico)	37,170	524,840
First Bancorp/Southern Pines NC(b)	6,240	280,051
First Commonwealth Financial Corp.	17,172	277,328
First Financial Bancorp	16,942	416,434
First Hawaiian, Inc.	23,285	676,895
Hanmi Financial Corp.	5,501	143,686
Heritage Financial Corp.	6,354	166,602
Hilltop Holdings, Inc.	10,993	339,904
HomeStreet, Inc.	3,696	190,196
Hope Bancorp, Inc.	21,721	368,388
Independent Bank Corp.	8,588	738,654
Independent Bank Group, Inc.(b)	6,672	514,745
Investors Bancorp, Inc.	40,758	682,289
Lakeland Financial Corp.(b)	4,575	366,961
Meta Financial Group, Inc.	5,725	317,108
National Bank Holdings Corp., Class A	5,480	243,202
NBT Bancorp, Inc.	7,841	300,859
Northwest Bancshares, Inc.	22,887	322,249
OFG Bancorp (Puerto Rico)	9,016	254,071
Pacific Premier Bancorp, Inc.	17,059	660,354
Park National Corp.(b)	2,611	350,031
Preferred Bank	2,481	194,709
Renasant Corp.	10,079	367,984
S&T Bancorp, Inc.	7,115	221,205
Seacoast Banking Corp. of Florida	10,548	386,584
ServisFirst Bancshares, Inc.	8,816	770,342
Simmons First National Corp., Class A(b)	20,760	592,075
Southside Bancshares, Inc.	5,839	243,428
Tompkins Financial Corp.	2,147	169,828
Triumph Bancorp, Inc.(c)	4,269	428,266
Trustmark Corp.	11,291	355,554
United Community Banks, Inc.	18,920	731,447
Veritex Holdings, Inc.	8,913	362,135
Westamerica Bancorporation	4,859	288,236

		19,655,087

Capital Markets-3.55%
B. Riley Financial, Inc.(b)	2,890	172,099
Blucora, Inc.(c)	8,810	175,319

	Shares	Value
Capital Markets-(continued)
Brightsphere Investment Group, Inc.	6,481	$154,701
Donnelley Financial Solutions, Inc.(c)	5,276	169,360
Greenhill & Co., Inc.	2,457	43,440
Piper Sandler Cos	2,551	377,573
StoneX Group, Inc.(c)	3,046	229,821
Virtus Investment Partners, Inc.	1,290	310,400
WisdomTree Investments, Inc.(b)	19,479	109,667

		1,742,380

Consumer Finance-3.37%
Encore Capital Group, Inc.(b)(c)	4,484	295,899
Enova International, Inc.(c)	6,583	268,389
EZCORP, Inc., Class A(b)(c)	9,401	56,312
Green Dot Corp., Class A(c)	9,885	283,205
LendingTree, Inc.(c)	2,074	250,975
PRA Group, Inc.(b)(c)	7,883	351,818
World Acceptance Corp.(b)(c)	763	149,907

		1,656,505

Equity REITs-27.64%
Acadia Realty Trust	15,988	342,783
Agree Realty Corp.	12,614	809,188
Alexander & Baldwin, Inc.	13,120	294,282
American Assets Trust, Inc.	9,510	347,686
Armada Hoffler Properties, Inc.	11,114	163,154
Brandywine Realty Trust	30,928	412,270
CareTrust REIT, Inc.	17,541	306,967
Centerspace	2,582	242,682
Chatham Lodging Trust(c)	8,722	119,927
Community Healthcare Trust, Inc.	4,243	176,933
DiamondRock Hospitality Co.(c)	38,084	363,702
Diversified Healthcare Trust	42,735	123,077
Easterly Government Properties, Inc.(b)	15,574	324,251
Essential Properties Realty Trust, Inc.	21,967	555,326
Four Corners Property Trust, Inc.	13,989	369,030
Franklin Street Properties Corp.	17,020	98,376
Getty Realty Corp.	7,131	196,459
Global Net Lease, Inc.	18,730	266,153
Hersha Hospitality Trust(c)	5,848	53,977
Independence Realty Trust, Inc.	18,901	477,628
Industrial Logistics Properties Trust	11,829	264,615
Innovative Industrial Properties, Inc.	4,324	814,901
iStar, Inc.	12,557	315,432
LTC Properties, Inc.	7,121	240,903
LXP Industrial Trust(b)	51,131	790,485
NexPoint Residential Trust, Inc.	4,109	349,142
Office Properties Income Trust	8,760	219,438
Orion Office REIT, Inc.(b)(c)	9,796	166,826
Retail Opportunity Investments Corp.	21,957	398,739
RPT Realty	15,249	197,475
Safehold, Inc.(b)	2,559	157,020
Saul Centers, Inc.	2,331	107,296
Service Properties Trust	29,839	257,511
SITE Centers Corp.	32,440	504,442
Summit Hotel Properties, Inc.(b)(c)	19,259	190,471
Tanger Factory Outlet Centers, Inc.(b)	18,802	313,617
Uniti Group, Inc.	42,678	553,534
Universal Health Realty Income Trust	2,290	130,782
Urban Edge Properties	19,888	362,359

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P SmallCap Financials ETF (PSCF)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Equity REITs-(continued)
Urstadt Biddle Properties, Inc., Class A	5,382	$101,343
Veris Residential, Inc.(c)	14,476	244,644
Washington REIT	15,296	357,315
Whitestone REIT	8,357	98,445
Xenia Hotels & Resorts, Inc.(c)	20,647	382,795

		13,563,381

Insurance-9.77%
Ambac Financial Group, Inc.(c)	8,279	106,220
American Equity Investment Life Holding Co.	14,887	561,091
AMERISAFE, Inc.	3,500	164,850
Assured Guaranty Ltd.	12,619	782,000
eHealth, Inc.(b)(c)	4,206	65,361
Employers Holdings, Inc.	5,056	196,476
Genworth Financial, Inc., Class A(c)	91,720	372,383
HCI Group, Inc.	1,430	89,032
Horace Mann Educators Corp.	7,499	311,883
James River Group Holdings Ltd.(b)	6,739	179,257
Palomar Holdings, Inc.(c)	4,367	281,366
ProAssurance Corp.	9,764	235,312
Safety Insurance Group, Inc.	2,574	214,775
Selectquote, Inc.(b)(c)	22,254	69,210
SiriusPoint Ltd. (Bermuda)(c)	15,633	115,528
Stewart Information Services Corp.	4,862	330,033
Trupanion, Inc.(b)(c)	6,200	555,706
United Fire Group, Inc.	3,858	106,519
Universal Insurance Holdings, Inc.	4,968	57,430

		4,794,432

Mortgage REITs-4.74%
Apollo Commercial Real Estate Finance, Inc.	23,779	310,316
ARMOUR Residential REIT, Inc.	16,236	131,999
Ellington Financial, Inc.	9,878	174,544
Franklin BSP Realty Trust, Inc.	7,862	103,778
Granite Point Mortgage Trust, Inc.	9,625	107,993
Invesco Mortgage Capital, Inc.(b)(d)	55,716	121,461
KKR Real Estate Finance Trust, Inc.(b)	8,024	172,275
New York Mortgage Trust, Inc.	68,618	240,849
PennyMac Mortgage Investment Trust	17,538	273,593
Ready Capital Corp.(b)	10,646	158,093
Redwood Trust, Inc.	20,747	215,561
Two Harbors Investment Corp.	62,144	314,449

		2,324,911

Real Estate Management & Development-2.28%
Douglas Elliman, Inc.(c)	11,615	87,577
Marcus & Millichap, Inc.(c)	4,520	224,780

	Shares	Value
Real Estate Management & Development-(continued)
RE/MAX Holdings, Inc., Class A	3,380	$100,183
Realogy Holdings Corp.(c)	21,062	382,907
St. Joe Co. (The)	5,957	321,857

		1,117,304

Thrifts & Mortgage Finance-8.52%
Axos Financial, Inc.(b)(c)	9,681	529,938
Capitol Federal Financial, Inc.	23,354	255,026
Flagstar Bancorp, Inc.	9,558	435,654
Mr. Cooper Group, Inc.(c)	13,576	690,068
NMI Holdings, Inc., Class A(c)	15,503	358,739
Northfield Bancorp, Inc.	7,803	122,507
Provident Financial Services, Inc.	13,957	331,200
TrustCo Bank Corp.	3,437	117,442
Walker & Dunlop, Inc.	5,328	737,129
WSFS Financial Corp.(b)	11,832	601,420

		4,179,123

Total Common Stocks & Other Equity Interests (Cost $46,477,310)		49,033,123

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $11,200)	11,200	11,200

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $46,488,510)		49,044,323

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-13.81%
Invesco Private Government Fund, 0.12%(d)(e)(f) .	2,033,909	2,033,909
Invesco Private Prime Fund, 0.08%(d)(e)(f)	4,745,313	4,745,788

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,780,003)		6,779,697

TOTAL INVESTMENTS IN SECURITIES-113.75% (Cost $53,268,513)		55,824,020
OTHER ASSETS LESS LIABILITIES-(13.75)%		(6,749,521)

NET ASSETS-100.00%		$49,074,499

Investment Abbreviations:

REIT -Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P SmallCap Financials ETF (PSCF)–(continued)

February 28, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2022.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Invesco Mortgage Capital, Inc.	$161,607	$27,694	$(17,388)	$(49,558)	$(894)	$121,461	$9,243

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	-	460,652	(449,452)	-	-	11,200	3

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	1,555,298	9,331,601	(8,852,990)	-	-	2,033,909	257	*

Invesco Private Prime Fund	3,629,029	19,796,987	(18,678,519)	(306)	(1,403)	4,745,788	2,281	*

Total	$5,345,934	$29,616,934	$(27,998,349)	$(49,864)	$(2,297)	$6,912,358	$11,784

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Banks	40.05

Equity REITs	27.64

Insurance	9.77

Thrifts & Mortgage Finance	8.52

Mortgage REITs	4.74

Capital Markets	3.55

Consumer Finance	3.37

Real Estate Management & Development	2.28

Money Market Funds Plus Other Assets Less Liabilities	0.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P SmallCap Health Care ETF (PSCH)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Biotechnology-17.29%
Anika Therapeutics, Inc.(b)	50,624	$1,645,280
Avid Bioservices, Inc.(b)(c)	215,086	4,404,961
Coherus Biosciences, Inc.(b)(c)	223,468	2,634,688
Cytokinetics, Inc.(b)(c)	294,128	10,388,601
Eagle Pharmaceuticals, Inc.(b)(c)	39,847	1,888,349
Emergent BioSolutions, Inc.(b)(c)	167,891	6,947,330
Enanta Pharmaceuticals, Inc.(b)	63,072	4,441,530
iTeos Therapeutics, Inc.(b)	70,373	2,542,577
Ligand Pharmaceuticals, Inc.(b)(c)	58,597	5,931,188
Myriad Genetics, Inc.(b)	280,007	6,826,571
Organogenesis Holdings, Inc.(b)(c)	221,026	1,644,434
REGENXBIO, Inc.(b)(c)	131,967	3,458,855
uniQure N.V. (Netherlands)(b)	126,365	2,146,941
Vanda Pharmaceuticals, Inc.(b)	195,350	2,219,176
Vericel Corp.(b)(c)	164,154	6,764,786
Xencor, Inc.(b)(c)	205,064	6,420,554

		70,305,821

Health Care Equipment & Supplies-27.24%
AngioDynamics, Inc.(b)	135,520	3,188,786
Artivion, Inc.(b)(c)	137,907	2,696,082
Avanos Medical, Inc.(b)	168,965	5,979,671
BioLife Solutions, Inc.(b)(c)	102,749	2,414,602
Cardiovascular Systems, Inc.(b)	142,187	2,994,458
CONMED Corp.(c)	102,550	14,988,708
Cutera, Inc.(b)(c)	57,295	2,197,836
Glaukos Corp.(b)	164,417	9,093,904
Heska Corp.(b)(c)	37,515	5,327,130
Inogen, Inc.(b)	71,714	2,502,102
Integer Holdings Corp.(b)	115,777	9,710,217
Lantheus Holdings, Inc.(b)	237,355	11,350,316
LeMaitre Vascular, Inc.(c)	67,386	3,198,814
Meridian Bioscience, Inc.(b)(c)	152,018	3,846,056
Merit Medical Systems, Inc.(b)	178,171	11,586,460
Mesa Laboratories, Inc.	18,322	4,678,156
Natus Medical, Inc.(b)	119,754	3,331,556
OraSure Technologies, Inc.(b)(c)	252,598	1,970,264
Orthofix Medical, Inc.(b)	69,232	2,352,503
SurModics, Inc.(b)(c)	48,640	2,182,963
Tactile Systems Technology, Inc.(b)	69,505	1,415,122
Varex Imaging Corp.(b)(c)	138,152	3,265,913
Zynex, Inc.(c)	76,465	480,965

		110,752,584

Health Care Providers & Services-29.04%
Addus HomeCare Corp.(b)(c)	55,797	4,744,977
AMN Healthcare Services, Inc.(b)	165,763	17,594,085
Apollo Medical Holdings, Inc.(b)(c)	132,451	6,373,542
Community Health Systems, Inc.(b)	435,433	4,576,401
CorVel Corp.(b)	32,929	5,237,687
Covetrus, Inc.(b)	362,340	6,420,665
Cross Country Healthcare, Inc.(b)	123,929	2,767,335
Ensign Group, Inc. (The)	184,057	15,468,150
Fulgent Genetics, Inc.(b)(c)	67,965	4,234,219
Hanger, Inc.(b)	128,941	2,336,411
Joint Corp. (The)(b)(c)	50,538	2,072,058
MEDNAX, Inc.(b)	303,139	7,114,672
ModivCare, Inc.(b)	43,199	5,097,482

	Shares	Value
Health Care Providers & Services-(continued)
Owens & Minor, Inc.	264,578	$11,681,119
Pennant Group, Inc. (The)(b)	94,862	1,541,507
RadNet, Inc.(b)	155,484	3,835,790
Select Medical Holdings Corp.	371,590	8,602,308
Tivity Health, Inc.(b)(c)	155,260	4,235,493
US Physical Therapy, Inc.(c)	45,276	4,164,034

		118,097,935

Health Care Technology-10.10%
Allscripts Healthcare Solutions, Inc.(b)	429,788	8,363,674
Computer Programs & Systems, Inc.(b)	51,363	1,580,953
HealthStream, Inc.(b)	88,533	1,814,041
NextGen Healthcare, Inc.(b)	201,426	3,933,850
Omnicell, Inc.(b)(c)	154,080	19,919,462
OptimizeRx Corp.(b)(c)	62,311	2,822,065
Simulations Plus, Inc.	55,104	2,170,547
Tabula Rasa HealthCare, Inc.(b)(c)	82,965	472,901

		41,077,493

Life Sciences Tools & Services-2.27%
NeoGenomics, Inc.(b)(c)	431,714	9,242,997

Pharmaceuticals-14.10%
Amphastar Pharmaceuticals, Inc.(b)	129,187	3,579,772
ANI Pharmaceuticals, Inc.(b)	37,953	1,421,340
Cara Therapeutics, Inc.(b)	148,085	1,535,641
Collegium Pharmaceutical, Inc.(b)	121,214	2,360,036
Corcept Therapeutics, Inc.(b)	332,783	7,417,733
Endo International PLC(b)	819,345	2,548,163
Harmony Biosciences Holdings, Inc.(b)(c)	79,959	3,195,162
Innoviva, Inc.(b)(c)	219,303	4,212,811
Nektar Therapeutics(b)(c)	266,139	2,725,263
Pacira BioSciences, Inc.(b)(c)	156,189	10,416,244
Phibro Animal Health Corp., Class A	71,312	1,518,946
Prestige Consumer Healthcare, Inc.(b)	175,683	10,458,409
Supernus Pharmaceuticals, Inc.(b)	186,475	5,957,876

		57,347,396

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $404,271,706)		406,824,226

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-26.94%
Invesco Private Government Fund, 0.12%(d)(e)(f)	32,868,536	32,868,536
Invesco Private Prime Fund, 0.08%(d)(e)(f)	76,685,583	76,693,253

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $109,568,740)		109,561,789

TOTAL INVESTMENTS IN SECURITIES-126.98% (Cost $513,840,446)		516,386,015
OTHER ASSETS LESS LIABILITIES-(26.98)%		(109,728,111)

NET ASSETS-100.00%		$406,657,904

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P SmallCap Health Care ETF (PSCH)–(continued)

February 28, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$155,654	$9,098,727	$(9,254,381)	$-	$-	$-	$29

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	25,999,273	101,351,320	(94,482,057)	-	-	32,868,536	4,844	*

Invesco Private Prime Fund	60,664,971	172,353,804	(156,300,775)	(6,951)	(17,796)	76,693,253	44,396	*

Total	$86,819,898	$282,803,851	$(260,037,213)	$(6,951)	$(17,796)	$109,561,789	$49,269

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Health Care Providers & Services	29.04

Health Care Equipment & Supplies	27.24

Biotechnology	17.29

Pharmaceuticals	14.10

Health Care Technology	10.10

Life Sciences Tools & Services	2.27

Money Market Funds Plus Other Assets Less Liabilities	(0.04)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P SmallCap Industrials ETF (PSCI)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Aerospace & Defense-7.19%
AAR Corp.(b)	16,135	$725,107
Aerojet Rocketdyne Holdings, Inc.	36,265	1,405,269
AeroVironment, Inc.(b)(c)	11,177	794,126
Kaman Corp.	13,499	585,992
Moog, Inc., Class A	14,185	1,178,915
National Presto Industries, Inc.	2,452	194,934
Park Aerospace Corp.	9,413	130,558
Triumph Group, Inc.(b)	31,284	783,351

		5,798,252

Air Freight & Logistics-4.66%
Atlas Air Worldwide Holdings, Inc.(b)(c)	13,063	1,023,617
Forward Air Corp.	13,070	1,348,562
Hub Group, Inc., Class A(b)	16,452	1,388,549

		3,760,728

Airlines-3.03%
Allegiant Travel Co.(b)	7,347	1,279,039
Hawaiian Holdings, Inc.(b)(c)	24,802	475,702
SkyWest, Inc.(b)	24,413	686,250

		2,440,991

Building Products-11.37%
AAON, Inc.	20,061	1,174,772
American Woodmark Corp.(b)	8,031	430,301
Apogee Enterprises, Inc.	12,286	553,730
Gibraltar Industries, Inc.(b)	15,825	764,664
Griffon Corp.	23,062	531,579
Insteel Industries, Inc.	9,395	348,649
PGT Innovations, Inc.(b)	28,889	621,402
Quanex Building Products Corp.	16,221	370,812
Resideo Technologies, Inc.(b)	69,928	1,799,947
UFP Industries, Inc.	29,965	2,569,499

		9,165,355

Commercial Services & Supplies-13.31%
ABM Industries, Inc.	32,573	1,460,248
Brady Corp., Class A	23,509	1,083,295
CoreCivic, Inc.(b)	58,265	530,794
Deluxe Corp.	20,621	641,519
GEO Group, Inc. (The)(c)	59,368	353,833
Harsco Corp.(b)	38,363	456,903
Healthcare Services Group, Inc.	36,114	571,324
HNI Corp.	21,091	858,193
Interface, Inc.	28,606	373,308
KAR Auction Services, Inc.(b)(c)	58,679	1,083,214
Matthews International Corp., Class A	15,313	508,085
Pitney Bowes, Inc.	80,162	399,207
UniFirst Corp.	7,369	1,335,631
US Ecology, Inc.(b)(c)	15,278	724,788
Viad Corp.(b)	9,944	347,444

		10,727,786

Construction & Engineering-5.90%
Arcosa, Inc.	23,410	1,233,005
Comfort Systems USA, Inc.	17,470	1,502,071
Granite Construction, Inc.	22,205	672,145

	Shares	Value
Construction & Engineering-(continued)
MYR Group, Inc.(b)	8,167	$732,988
NV5 Global, Inc.(b)	5,743	615,937

		4,756,146

Electrical Equipment-2.27%
AZZ, Inc.	12,023	591,892
Encore Wire Corp.	9,828	1,144,176
Powell Industries, Inc.	4,346	91,874

		1,827,942

Machinery-30.77%
Alamo Group, Inc.	4,809	668,980
Albany International Corp., Class A	15,691	1,377,984
Astec Industries, Inc.	11,037	549,643
Barnes Group, Inc.	22,573	1,048,516
Chart Industries, Inc.(b)(c)	17,257	2,491,911
CIRCOR International, Inc.(b)	9,796	263,904
Enerpac Tool Group Corp.	29,198	503,665
EnPro Industries, Inc.	9,994	1,103,737
ESCO Technologies, Inc.	12,638	879,226
Federal Signal Corp.	29,587	1,068,386
Franklin Electric Co., Inc.	18,881	1,596,577
Greenbrier Cos., Inc. (The)(c)	15,769	700,617
Hillenbrand, Inc.	35,378	1,687,884
John Bean Technologies Corp.	15,383	1,743,971
Lindsay Corp.	5,285	693,445
Meritor, Inc.(b)	33,978	1,209,957
Mueller Industries, Inc.	27,779	1,584,792
Proto Labs, Inc.(b)	13,359	751,177
SPX Corp.(b)	21,996	1,115,197
SPX FLOW, Inc.	20,330	1,746,144
Standex International Corp.	5,921	627,211
Tennant Co.	8,979	707,366
Titan International, Inc.(b)	24,762	277,334
Wabash National Corp.(c)	23,976	408,551

		24,806,175

Marine-2.80%
Matson, Inc.	20,371	2,256,496

Professional Services-8.72%
Exponent, Inc.	25,236	2,391,363
Forrester Research, Inc.(b)	5,392	280,007
Heidrick & Struggles International, Inc.	9,484	405,441
Kelly Services, Inc., Class A	17,463	370,565
Korn Ferry	26,402	1,749,396
ManTech International Corp., Class A	13,341	1,112,239
Resources Connection, Inc.	15,101	250,677
TrueBlue, Inc.(b)	17,196	467,731

		7,027,419

Road & Rail-2.44%
ArcBest Corp.	12,376	1,147,008
Heartland Express, Inc.	22,557	323,918
Marten Transport Ltd.	28,916	498,801

		1,969,727

Trading Companies & Distributors-7.44%
Applied Industrial Technologies, Inc.	18,617	1,882,179
Boise Cascade Co.	19,067	1,524,216

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P SmallCap Industrials ETF (PSCI)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Trading Companies & Distributors-(continued)
DXP Enterprises, Inc.(b)	8,277	$237,633
GMS, Inc.(b)	20,916	1,134,693
NOW, Inc.(b)	53,536	500,026
Veritiv Corp.(b)	6,725	720,718

		5,999,465

Total Common Stocks & Other Equity Interests (Cost $83,067,635)		80,536,482

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $39,590)	39,590	39,590

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $83,107,225)		80,576,072

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.19%
Invesco Private Government Fund, 0.12%(d)(e)(f)	1,255,305	$1,255,305
Invesco Private Prime Fund, 0.08%(d)(e)(f)	2,928,751	2,929,044

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,184,580)		4,184,349

TOTAL INVESTMENTS IN SECURITIES-105.14% (Cost $87,291,805)		84,760,421
OTHER ASSETS LESS LIABILITIES-(5.14)%		(4,143,634)

NET ASSETS-100.00%		$80,616,787

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$3,731,691	$(3,692,101)	$-	$-	$39,590	$11

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	1,848,380	11,689,679	(12,282,754)	-	-	1,255,305	258	*

Invesco Private Prime Fund	4,312,886	26,061,524	(27,443,612)	(231)	(1,523)	2,929,044	2,576	*

Total	$6,161,266	$41,482,894	$(43,418,467)	$(231)	$(1,523)	$4,223,939	$2,845

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P SmallCap Industrials ETF (PSCI)–(continued)

February 28, 2022

(Unaudited)

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Machinery	30.77

Commercial Services & Supplies	13.31

Building Products	11.37

Professional Services	8.72

Trading Companies & Distributors	7.44

Aerospace & Defense	7.19

Construction & Engineering	5.90

Air Freight & Logistics	4.66

Airlines	3.03

Industry Types Each Less Than 3%	7.51

Money Market Funds Plus Other Assets Less Liabilities	0.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P SmallCap Information Technology ETF (PSCT)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communications Equipment-10.01%
ADTRAN, Inc.	174,464	$3,592,214
CalAmp Corp.(b)	128,624	908,085
Comtech Telecommunications Corp.	94,425	1,943,266
Digi International, Inc.(b)	122,250	2,454,780
Extreme Networks, Inc.(b)	465,473	5,348,285
Harmonic, Inc.(b)(c)	367,593	3,422,291
NETGEAR, Inc.(b)(c)	104,883	2,790,937
NetScout Systems, Inc.(b)	264,760	8,241,979
Plantronics, Inc.(b)(c)	153,147	4,314,151
Viavi Solutions, Inc.(b)(c)	851,841	13,970,192

		46,986,180

Electronic Equipment, Instruments & Components-29.45%
Advanced Energy Industries, Inc.	135,005	11,590,179
Arlo Technologies, Inc.(b)	302,119	2,803,664
Badger Meter, Inc.	104,829	10,421,051
Benchmark Electronics, Inc.	126,239	3,299,887
CTS Corp.	115,491	4,381,729
ePlus, Inc.(b)	96,822	4,540,952
Fabrinet (Thailand)(b)(c)	132,669	13,284,147
FARO Technologies, Inc.(b)	65,241	3,571,292
Insight Enterprises, Inc.(b)(c)	125,028	13,002,912
Itron, Inc.(b)(c)	162,250	7,734,457
Knowles Corp.(b)(c)	330,955	7,208,200
Methode Electronics, Inc.(c)	136,801	6,243,598
OSI Systems, Inc.(b)	59,801	4,824,147
PC Connection, Inc.	39,451	1,924,814
Plexus Corp.(b)	101,245	8,248,430
Rogers Corp.(b)	67,130	18,326,490
Sanmina Corp.(b)	230,720	9,178,042
ScanSource, Inc.(b)	91,500	2,889,570
TTM Technologies, Inc.(b)	374,012	4,701,331

		138,174,892

IT Services-11.22%
CSG Systems International, Inc.	117,000	7,221,240
EVERTEC, Inc. (Puerto Rico)	214,084	8,640,430
ExlService Holdings, Inc.(b)	119,354	14,416,770
Perficient, Inc.(b)	118,046	12,028,887
TTEC Holdings, Inc.	65,677	5,221,322
Unisys Corp.(b)	240,666	5,143,032

		52,671,681

Semiconductors & Semiconductor Equipment-26.31%
Axcelis Technologies, Inc.(b)	119,387	8,263,968
CEVA, Inc.(b)	82,336	3,356,839
Cohu, Inc.(b)(c)	174,493	5,440,692
Diodes, Inc.(b)	161,340	14,454,451
FormFactor, Inc.(b)	280,286	11,348,780
Ichor Holdings Ltd.(b)(c)	101,822	3,587,189
Kulicke & Soffa Industries, Inc. (Singapore)(c)	222,090	11,601,982
MaxLinear, Inc.(b)	253,044	15,524,249
Onto Innovation, Inc.(b)	176,638	15,227,962
PDF Solutions, Inc.(b)	107,072	2,929,490
Photronics, Inc.(b)	219,159	4,036,909

	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Rambus, Inc.(b)	391,953	$10,582,731
SMART Global Holdings, Inc.(b)(c)	165,993	4,556,508
Ultra Clean Holdings, Inc.(b)	160,917	7,371,608
Veeco Instruments, Inc.(b)(c)	181,001	5,171,198

		123,454,556

Software-20.19%
8x8, Inc.(b)	408,385	5,292,670
Agilysys, Inc.(b)(c)	69,681	2,928,693
Alarm.com Holdings, Inc.(b)	165,057	10,865,702
Bottomline Technologies (DE), Inc.(b)	138,614	7,851,097
Consensus Cloud Solutions, Inc.(b)	57,517	3,201,396
Ebix, Inc.	85,390	2,519,859
InterDigital, Inc.(c)	109,947	7,082,786
LivePerson, Inc.(b)(c)	235,855	4,783,139
OneSpan, Inc.(b)	123,181	1,697,434
Progress Software Corp.	157,129	6,926,246
SPS Commerce, Inc.(b)	128,898	16,737,405
Vonage Holdings Corp.(b)(c)	904,920	18,387,975
Xperi Holding Corp	374,624	6,488,488

		94,762,890

Technology Hardware, Storage & Peripherals-2.81%
3D Systems Corp.(b)(c)	457,767	8,157,408
Corsair Gaming, Inc.(b)(c)	118,300	2,730,364
Diebold Nixdorf, Inc.(b)	261,159	2,272,083

		13,159,855

Total Common Stocks & Other Equity Interests (Cost $386,021,340)		469,210,054

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $65,979)	65,979	65,979

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $386,087,319)		469,276,033

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-14.61%
Invesco Private Government Fund, 0.12%(d)(e)(f)	20,560,047	20,560,047
Invesco Private Prime Fund, 0.08%(d)(e)(f)	47,968,646	47,973,444

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $68,537,500)		68,533,491

TOTAL INVESTMENTS IN SECURITIES-114.61% (Cost $454,624,819)		537,809,524
OTHER ASSETS LESS LIABILITIES-(14.61)%		(68,547,352)

NET ASSETS-100.00%		$469,262,172

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P SmallCap Information Technology ETF (PSCT)–(continued)

February 28, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$708,061	$(642,082)	$-	$-	$65,979	$7

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	20,615,016	80,190,661	(80,245,630)	-	-	20,560,047	2,841	*

Invesco Private Prime Fund	48,449,778	130,578,411	(131,041,168)	(4,009)	(9,568)	47,973,444	25,416	*

Total	$69,064,794	$211,477,133	$(211,928,880)	$(4,009)	$(9,568)	$68,599,470	$28,264

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Electronic Equipment, Instruments & Components	29.45

Semiconductors & Semiconductor Equipment	26.31

Software	20.19

IT Services	11.22

Communications Equipment	10.01

Technology Hardware, Storage & Peripherals	2.81

Money Market Funds Plus Other Assets Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P SmallCap Materials ETF (PSCM)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Chemicals-53.67%
AdvanSix, Inc.	11,076	$443,705
American Vanguard Corp.	10,596	159,682
Balchem Corp.	12,750	1,763,835
Ferro Corp.(b)	32,578	707,920
FutureFuel Corp.	10,166	74,822
GCP Applied Technologies, Inc.(b)	21,128	667,222
H.B. Fuller Co.	20,690	1,414,575
Hawkins, Inc.	7,399	334,879
Innospec, Inc.	9,704	926,732
Koppers Holdings, Inc.(b)	8,389	240,177
Kraton Corp.(b)	12,657	584,120
Livent Corp.(b)(c)	63,616	1,498,157
Quaker Chemical Corp.	5,284	980,763
Rayonier Advanced Materials, Inc.(b)	25,095	147,308
Stepan Co.	8,385	868,854
Tredegar Corp.	10,097	116,216
Trinseo PLC(c)	15,291	794,520

		11,723,487

Containers & Packaging-4.70%
Myers Industries, Inc.	14,269	237,151
O-I Glass, Inc.(b)	61,747	789,126

		1,026,277

Metals & Mining-33.44%
Allegheny Technologies, Inc.(b)	50,101	1,289,600
Arconic Corp.(b)	41,926	1,287,128
Carpenter Technology Corp.	18,972	728,335
Century Aluminum Co.(b)	19,872	469,377
Compass Minerals International, Inc.(c)	13,402	785,625
Haynes International, Inc.	4,996	182,654
Kaiser Aluminum Corp.	6,246	602,739
Materion Corp.	8,047	672,327
Olympic Steel, Inc.	3,664	98,085
SunCoke Energy, Inc.	32,711	259,398
TimkenSteel Corp.(b)	16,192	291,942
Warrior Met Coal, Inc.	20,242	637,623

		7,304,833

	Shares	Value
Paper & Forest Products-8.11%
Clearwater Paper Corp.(b)	6,571	$189,442
Glatfelter Corp.	17,531	240,876
Mercer International, Inc. (Germany)	15,860	212,048
Neenah, Inc.	6,598	256,992
Schweitzer-Mauduit International, Inc., Class A	12,386	386,691
Sylvamo Corp.(b)	13,892	484,831

		1,770,880

Total Common Stocks & Other Equity Interests (Cost $21,686,324)		21,825,477

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $7,422)	7,422	7,422

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $21,693,746)		21,832,899

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-11.43%
Invesco Private Government Fund, 0.12%(d)(e)(f)	748,880	748,880
Invesco Private Prime Fund, 0.08%(d)(e)(f)	1,747,211	1,747,386

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,496,382)		2,496,266

TOTAL INVESTMENTS IN SECURITIES-111.38% (Cost $24,190,128)		24,329,165
OTHER ASSETS LESS LIABILITIES-(11.38)%		(2,486,494)

NET ASSETS-100.00%		$21,842,671

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$83,853	$(76,431)	$-	$-	$7,422	$1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P SmallCap Materials ETF (PSCM)–(continued)

February 28, 2022

(Unaudited)

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$452,121	$5,262,748	$(4,965,989)	$-	$-	$748,880	$102	*

Invesco Private Prime Fund	1,054,948	11,466,357	(10,773,224)	(116)	(579)	1,747,386	904	*

Total	$1,507,069	$16,812,958	$(15,815,644)	$(116)	$(579)	$2,503,688	$1,007

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Chemicals	53.67

Metals & Mining	33.44

Paper & Forest Products	8.11

Containers & Packaging	4.70

Money Market Funds Plus Other Assets Less Liabilities	0.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Diversified Telecommunication Services-9.84%
ATN International, Inc.	8,936	$297,837
Cogent Communications Holdings, Inc.	30,650	1,943,210
Consolidated Communications Holdings, Inc.(b)(c)	59,004	420,108

		2,661,155

Entertainment-6.02%
Cinemark Holdings, Inc.(b)(c)	74,346	1,304,029
Marcus Corp. (The)(b)(c)	17,892	325,276

		1,629,305

Gas Utilities-19.60%
Chesapeake Utilities Corp.	9,289	1,234,972
Northwest Natural Holding Co.	25,207	1,311,016
South Jersey Industries, Inc.(c)	81,232	2,756,202

		5,302,190

Interactive Media & Services-4.88%
Cars.com, Inc.(b)	53,164	860,194
QuinStreet, Inc.(b)	40,844	459,495

		1,319,689

Media-20.39%
AMC Networks, Inc., Class A(b)(c)	23,923	991,608
E.W. Scripps Co. (The), Class A(b)	46,800	1,041,768
Gannett Co., Inc.(b)(c)	116,491	577,796
Loyalty Ventures, Inc.(b)	16,309	391,416
Scholastic Corp.	24,931	1,049,097
TechTarget, Inc.(b)(c)	13,293	1,041,905
Thryv Holdings, Inc.(b)(c)	13,900	422,560

		5,516,150

Multi-Utilities-10.87%
Avista Corp.	51,126	2,281,754
Unitil Corp.	13,074	660,106

		2,941,860

	Shares	Value
Water Utilities-20.90%
American States Water Co.	26,683	$2,245,641
California Water Service Group	38,005	2,163,625
Middlesex Water Co.	12,467	1,246,575

		5,655,841

Wireless Telecommunication Services-7.43%
Shenandoah Telecommunications Co.	40,895	914,003
Telephone & Data Systems, Inc.	63,183	1,096,225

		2,010,228

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $26,538,459)		27,036,418

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-27.35%
Invesco Private Government Fund, 0.12%(d)(e)(f)	2,220,353	2,220,353
Invesco Private Prime Fund, 0.08%(d)(e)(f)	5,180,306	5,180,824

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,401,613)		7,401,177

TOTAL INVESTMENTS IN SECURITIES-127.28% (Cost $33,940,072)		34,437,595
OTHER ASSETS LESS LIABILITIES-(27.28)%		(7,380,932)

NET ASSETS-100.00%		$27,056,663

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$1,319,837	$(1,319,837)	$-	$-	$-	$5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)–(continued)

February 28, 2022

(Unaudited)

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$850,628	$7,817,245	$(6,447,520)	$-	$-	$2,220,353	$208	*

Invesco Private Prime Fund	1,984,799	16,660,266	(13,463,442)	(436)	(363)	5,180,824	1,507	*

Total	$2,835,427	$25,797,348	$(21,230,799)	$(436)	$(363)	$7,401,177	$1,720

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Water Utilities	20.90

Media	20.39

Gas Utilities	19.60

Multi-Utilities	10.87

Diversified Telecommunication Services	9.84

Wireless Telecommunication Services	7.43

Entertainment	6.02

Interactive Media & Services	4.88

Money Market Funds Plus Other Assets Less Liabilities	0.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Statements of Assets and Liabilities

February 28, 2022

(Unaudited)

	Invesco DWA SmallCap Momentum ETF (DWAS)	Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)	Invesco S&P SmallCap Consumer Staples ETF (PSCC)	Invesco S&P SmallCap Energy ETF (PSCE)

Assets:
Unaffiliated investments in securities, at value(a)	$386,778,089	$39,729,258	$47,174,017	$135,427,469
Affiliated investments in securities, at value(a)	71,611,212	10,364,003	11,248,495	39,817,772
Cash	-	-	6	190
Receivable for:
Dividends	145,381	4,048	-	879
Securities lending	8,207	771	1,933	2,456
Investments sold	-	-	-	4,716,785
Investments sold - affiliated broker	-	-	-	1,251,636
Fund shares sold	-	-	-	962,634

Total assets	458,542,889	50,098,080	58,424,451	182,179,821

Liabilities:
Due to custodian	78,147	-	-	-
Payable for:
Investments purchased	-	-	-	962,701
Collateral upon return of securities loaned	71,616,298	10,347,341	11,238,181	39,776,337
Fund shares repurchased	-	-	-	4,719,233
Accrued unitary management fees	170,937	9,421	11,039	29,247

Total liabilities	71,865,382	10,356,762	11,249,220	45,487,518

Net Assets	$386,677,507	$39,741,318	$47,175,231	$136,692,303

Net assets consist of:
Shares of beneficial interest	$693,738,264	$59,774,493	$56,580,113	$190,471,981
Distributable earnings (loss)	(307,060,757)	(20,033,175)	(9,404,882)	(53,779,678)

Net Assets	$386,677,507	$39,741,318	$47,175,231	$136,692,303

Shares outstanding (unlimited amount authorized, $0.01 par value)	4,690,000	400,000	460,000	15,620,000
Net asset value	$82.45	$99.35	$102.55	$8.75

Market price	$82.51	$99.48	$102.60	$8.75

Unaffiliated investments in securities, at cost	$382,051,464	$51,058,488	$45,544,647	$126,275,118

Affiliated investments in securities, at cost	$71,616,298	$10,364,352	$11,249,475	$39,819,638

(a) Includes securities on loan with an aggregate value of:	$71,179,599	$10,160,977	$10,943,276	$41,978,821

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P SmallCap Financials ETF (PSCF)	Invesco S&P SmallCap Health Care ETF (PSCH)	Invesco S&P SmallCap Industrials ETF (PSCI)	Invesco S&P SmallCap Information Technology ETF (PSCT)	Invesco S&P SmallCap Materials ETF (PSCM)	Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)

$48,911,662	$406,824,226	$80,536,482	$469,210,054	$21,825,477	$27,036,418
6,912,358	109,561,789	4,223,939	68,599,470	2,503,688	7,401,177
-	-	-	77	-	-

40,822	2,955	59,593	87,523	14,625	42,337
508	10,632	424	7,886	180	565
-	3,182,227	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-

55,865,350	519,581,829	84,820,438	537,905,010	24,343,970	34,480,497

106	63,353	-	-	-	15,976

-	-	-	-	-	-
6,780,003	109,568,740	4,184,580	68,537,500	2,496,382	7,401,613
-	3,202,085	-	-	-	-
10,742	89,747	19,071	105,338	4,917	6,245

6,790,851	112,923,925	4,203,651	68,642,838	2,501,299	7,423,834

$49,074,499	$406,657,904	$80,616,787	$469,262,172	$21,842,671	$27,056,663

$50,879,199	$494,707,105	$78,040,333	$379,150,503	$24,558,540	$33,780,172
(1,804,700)	(88,049,201)	2,576,454	90,111,669	(2,715,869)	(6,723,509)

$49,074,499	$406,657,904	$80,616,787	$469,262,172	$21,842,671	$27,056,663

830,000	2,540,000	880,000	3,450,000	330,000	420,000
$59.13	$160.10	$91.61	$136.02	$66.19	$64.42

$59.19	$160.24	$91.68	$136.12	$66.24	$64.48

$46,027,595	$404,271,706	$83,067,635	$386,021,340	$21,686,324	$26,538,459

$7,240,918	$109,568,740	$4,224,170	$68,603,479	$2,503,804	$7,401,613

$6,581,268	$107,849,033	$4,347,293	$66,960,259	$2,461,953	$7,297,427

29

Statements of Operations

For the six months ended February 28, 2022

(Unaudited)

	Invesco DWA SmallCap Momentum ETF (DWAS)	Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)	Invesco S&P SmallCap Consumer Staples ETF (PSCC)	Invesco S&P SmallCap Energy ETF (PSCE)

Investment income:
Unaffiliated dividend income	$2,159,207	$331,579	$307,339	$408,028
Affiliated dividend income	13	3	2	6
Securities lending income	163,380	4,552	18,150	12,071
Foreign withholding tax	-	-	-	(339)

Total investment income	2,322,600	336,134	325,491	419,766

Expenses:
Unitary management fees	1,474,505	77,945	71,279	180,663

Net expenses	1,474,505	77,945	71,279	180,663

Net investment income (loss)	848,095	258,189	254,212	239,103

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(45,557,319)	(994,682)	(996,839)	(144,340)
Affiliated investment securities	(16,475)	(1,684)	(1,639)	(3,944)
Unaffiliated in-kind redemptions	49,969,373	1,309,971	1,167,810	6,643,735
Affiliated in-kind redemptions	-	-	-	-

Net realized gain (loss)	4,395,579	313,605	169,332	6,495,451

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(43,762,769)	(7,037,839)	(309,221)	26,069,001
Affiliated investment securities	(5,086)	(349)	(980)	(1,866)

Change in net unrealized appreciation (depreciation)	(43,767,855)	(7,038,188)	(310,201)	26,067,135

Net realized and unrealized gain (loss)	(39,372,276)	(6,724,583)	(140,869)	32,562,586

Net increase (decrease) in net assets resulting from operations	$(38,524,181)	$(6,466,394)	$113,343	$32,801,689

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P SmallCap Financials ETF (PSCF)	Invesco S&P SmallCap Health Care ETF (PSCH)	Invesco S&P SmallCap Industrials ETF (PSCI)	Invesco S&P SmallCap Information Technology ETF (PSCT)	Invesco S&P SmallCap Materials ETF (PSCM)	Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)

$712,695	$174,992	$531,196	$596,780	$107,307	$158,738
9,246	29	11	7	1	5
7,755	84,116	3,210	34,949	1,130	2,045
(956)	-	-	(109)	(890)	-

728,740	259,137	534,417	631,627	107,548	160,788

71,010	673,798	167,831	700,559	35,171	39,790

71,010	673,798	167,831	700,559	35,171	39,790

657,730	(414,661)	366,586	(68,932)	72,377	120,998

(294,967)	(13,974,236)	(99,004)	(4,838,849)	(32,795)	(990,938)
(2,297)	(17,796)	(1,523)	(9,568)	(579)	(363)
1,205,872	9,507,567	11,689,576	22,705,917	1,124,272	1,540,841
(894)	-	-	-	-	-

907,714	(4,484,465)	11,589,049	17,857,500	1,090,898	549,540

(657,960)	(78,843,238)	(16,514,384)	(57,317,455)	(937,081)	(1,666,314)
(49,864)	(6,951)	(231)	(4,009)	(116)	(436)

(707,824)	(78,850,189)	(16,514,615)	(57,321,464)	(937,197)	(1,666,750)

199,890	(83,334,654)	(4,925,566)	(39,463,964)	153,701	(1,117,210)

$857,620	$(83,749,315)	$(4,558,980)	$(39,532,896)	$226,078	$(996,212)

31

Statements of Changes in Net Assets

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	Invesco DWA SmallCap Momentum ETF (DWAS)		Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)
	Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021

Operations:
Net investment income	$848,095	$132,979	$258,189	$287,371
Net realized gain (loss)	4,395,579	131,106,926	313,605	17,720,548
Change in net unrealized appreciation (depreciation)	(43,767,855)	3,864,196	(7,038,188)	(2,040,670)

Net increase (decrease) in net assets resulting from operations	(38,524,181)	135,104,101	(6,466,394)	15,967,249

Distributions to Shareholders from:
Distributable earnings	(570,833)	(441,684)	(229,417)	(233,371)

Shareholder Transactions:
Proceeds from shares sold	288,868,366	767,918,832	6,747,122	120,948,147
Value of shares repurchased	(318,909,351)	(681,140,855)	(26,217,165)	(90,244,850)

Net increase (decrease) in net assets resulting from share transactions	(30,040,985)	86,777,977	(19,470,043)	30,703,297

Net increase (decrease) in net assets	(69,135,999)	221,440,394	(26,165,854)	46,437,175

Net assets:
Beginning of period	455,813,506	234,373,112	65,907,172	19,469,997

End of period	$386,677,507	$455,813,506	$39,741,318	$65,907,172

Changes in Shares Outstanding:
Shares sold	3,200,000	9,950,000	60,000	1,100,000
Shares repurchased	(3,740,000)	(8,670,000)	(240,000)	(820,000)
Shares outstanding, beginning of period	5,230,000	3,950,000	580,000	300,000

Shares outstanding, end of period	4,690,000	5,230,000	400,000	580,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco S&P SmallCap Consumer Staples ETF (PSCC)		Invesco S&P SmallCap Energy ETF (PSCE)		Invesco S&P SmallCap Financials ETF (PSCF)
Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021

$254,212	$702,518	$239,103	$393,528	$657,730	$785,570
169,332	3,010,821	6,495,451	16,587,489	907,714	(1,013,441)
(310,201)	5,741,360	26,067,135	(9,195,227)	(707,824)	12,056,806

113,343	9,454,699	32,801,689	7,785,790	857,620	11,828,935

(319,737)	(734,686)	(398,667)	(240,859)	(379,951)	(876,466)

7,510,145	22,954,941	45,102,280	210,541,973	3,600,461	22,229,937
(7,110,689)	(23,874,928)	(46,401,750)	(127,210,808)	(5,291,662)	(9,191,248)

399,456	(919,987)	(1,299,470)	83,331,165	(1,691,201)	13,038,689

193,062	7,800,026	31,103,552	90,876,096	(1,213,532)	23,991,158

46,982,169	39,182,143	105,588,751	14,712,655	50,288,031	26,296,873

$47,175,231	$46,982,169	$136,692,303	$105,588,751	$49,074,499	$50,288,031

70,000	220,000	5,660,000	31,060,000	60,000	400,000
(70,000)	(260,000)	(6,260,000)	(19,040,000)	(90,000)	(190,000)
460,000	500,000	16,220,000	4,200,000	860,000	650,000

460,000	460,000	15,620,000	16,220,000	830,000	860,000

33

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	Invesco S&P SmallCap Health Care ETF (PSCH)		Invesco S&P SmallCap Industrials ETF (PSCI)
	Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021

Operations:
Net investment income (loss)	$(414,661)	$(785,555)	$366,586	$616,569
Net realized gain (loss)	(4,484,465)	24,141,032	11,589,049	2,942,407
Change in net unrealized appreciation (depreciation)	(78,850,189)	140,268,932	(16,514,615)	17,999,704

Net increase (decrease) in net assets resulting from operations	(83,749,315)	163,624,409	(4,558,980)	21,558,680

Distributions to Shareholders from:
Distributable earnings	-	-	(464,137)	(509,144)

Shareholder Transactions:
Proceeds from shares sold	-	93,123,057	5,557,885	74,571,539
Value of shares repurchased	(35,696,365)	(115,601,310)	(44,753,605)	(16,953,241)

Net increase (decrease) in net assets resulting from share transactions	(35,696,365)	(22,478,253)	(39,195,720)	57,618,298

Net increase (decrease) in net assets	(119,445,680)	141,146,156	(44,218,837)	78,667,834

Net assets:
Beginning of period	526,103,584	384,957,428	124,835,624	46,167,790

End of period	$406,657,904	$526,103,584	$80,616,787	$124,835,624

Changes in Shares Outstanding:
Shares sold	-	600,000	60,000	840,000
Shares repurchased	(210,000)	(750,000)	(500,000)	(220,000)
Shares outstanding, beginning of period	2,750,000	2,900,000	1,320,000	700,000

Shares outstanding, end of period	2,540,000	2,750,000	880,000	1,320,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco S&P SmallCap Information Technology ETF (PSCT)		Invesco S&P SmallCap Materials ETF (PSCM)		Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)
Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021

$(68,932)	$107,770	$72,377	$203,679	$120,998	$709,593
17,857,500	25,821,446	1,090,898	2,206,293	549,540	1,208,977
(57,321,464)	136,680,577	(937,197)	3,054,922	(1,666,750)	5,433,914

(39,532,896)	162,609,793	226,078	5,464,894	(996,212)	7,352,484

-	(177,198)	(78,752)	(193,769)	(643,074)	(269,592)

83,729,635	128,653,753	1,349,387	28,753,842	6,686,322	9,395,883
(52,091,120)	(58,471,170)	(7,365,525)	(14,742,171)	(5,024,173)	(11,429,660)

31,638,515	70,182,583	(6,016,138)	14,011,671	1,662,149	(2,033,777)

(7,894,381)	232,615,178	(5,868,812)	19,282,796	22,863	5,049,115

477,156,553	244,541,375	27,711,483	8,428,687	27,033,800	21,984,685

$469,262,172	$477,156,553	$21,842,671	$27,711,483	$27,056,663	$27,033,800

570,000	1,020,000	20,000	460,000	100,000	150,000
(360,000)	(480,000)	(110,000)	(240,000)	(80,000)	(200,000)
3,240,000	2,700,000	420,000	200,000	400,000	450,000

3,450,000	3,240,000	330,000	420,000	420,000	400,000

35

Financial Highlights

Invesco DWA SmallCap Momentum ETF (DWAS)

	Six Months Ended
	February 28,					Ten Months Ended
	2022		Years Ended August 31,			August 31,		Years Ended October 31,
	(Unaudited)		2021	2020	2019	2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$87.15		$59.33	$53.34	$59.34	$48.11		$35.42	$38.19

Net investment income (loss)(a)	0.15		0.03	0.20	(0.01)	(0.01)		0.14	0.15
Net realized and unrealized gain (loss) on investments	(4.75)		27.88	5.97	(5.99)	11.34		12.71	(2.81)

Total from investment operations	(4.60)		27.91	6.17	(6.00)	11.33		12.85	(2.66)

Distributions to shareholders from:
Net investment income	(0.10)		(0.09)	(0.18)	-	(0.10)		(0.16)	(0.11)

Net asset value at end of period	$82.45		$87.15	$59.33	$53.34	$59.34		$48.11	$35.42

Market price at end of period(b)	$82.51		$87.07	$59.39	$53.34	$59.36		$48.16	$35.40

Net Asset Value Total Return(c)	(5.28)%		47.07%	11.65%	(10.11)%	23.60%		36.38%	(6.97)%
Market Price Total Return(c)	(5.12)%		46.79%	11.77%	(10.14)%	23.51%		36.60%	(7.00)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$386,678		$455,814	$234,373	$264,010	$453,972		$228,517	$155,857
Ratio to average net assets of:
Expenses	0.60	%(d)	0.60%	0.60%	0.60%	0.60	%(d)	0.60%	0.60%
Net investment income (loss)	0.35	%(d)	0.03%	0.39%	(0.03)%	(0.02	)%(d)	0.34%	0.41%
Portfolio turnover rate(e)	88%		198%	185%	159%	100%		131%	169%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights–(continued)

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)

	Six Months Ended
	February 28,						Ten Months Ended
	2022		Years Ended August 31,				August 31,		Years Ended October 31,
	(Unaudited)		2021	2020	2019		2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$113.63		$64.90	$57.37	$71.32		$55.45		$46.40	$49.35

Net investment income(a)	0.52		0.47	0.61	0.57		0.56		0.66	0.41
Net realized and unrealized gain (loss) on investments	(14.35)		48.59	7.57	(13.81)		15.78		9.12	(2.99)

Total from investment operations	(13.83)		49.06	8.18	(13.24)		16.34		9.78	(2.58)

Distributions to shareholders from:
Net investment income	(0.45)		(0.33)	(0.65)	(0.71)		(0.47)		(0.73)	(0.37)

Net asset value at end of period	$99.35		$113.63	$64.90	$57.37		$71.32		$55.45	$46.40

Market price at end of period(b)	$99.48		$113.46	$64.92	$57.36		$71.31		$55.51	$46.41

Net Asset Value Total Return(c)	(12.19)%		75.74%	14.68%	(18.57)%		29.58%		21.15%	(5.23)%
Market Price Total Return(c)	(11.94)%		75.42%	14.74%	(18.58)%		29.43%		21.26%	(5.24)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$39,741		$65,907	$19,470	$22,949		$92,718		$66,543	$74,235
Ratio to average net assets of:
Expenses	0.29	%(d)	0.29%	0.29%	0.30	%(e)	0.29	%(d)	0.29%	0.29%
Net investment income	0.96	%(d)	0.44%	1.08%	0.93	%(e)	1.07	%(d)	1.25%	0.86%
Portfolio turnover rate(f)	7%		33%	27%	27%		9%		19%	33%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights–(continued)

Invesco S&P SmallCap Consumer Staples ETF (PSCC)

	Six Months Ended
	February 28,						Ten Months Ended
	2022		Years Ended August 31,				August 31,		Years Ended October 31,
	(Unaudited)		2021	2020	2019		2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$102.14		$78.36	$71.88	$85.41		$72.47		$63.05	$57.26

Net investment income(a)	0.53		1.55	1.21	1.09		0.56		0.94	0.90
Net realized and unrealized gain (loss) on investments	0.57		23.85	6.60	(13.48)		12.91		9.64	5.75

Total from investment operations	1.10		25.40	7.81	(12.39)		13.47		10.58	6.65

Distributions to shareholders from:
Net investment income	(0.69)		(1.62)	(1.33)	(1.14)		(0.53)		(1.16)	(0.86)

Net asset value at end of period	$102.55		$102.14	$78.36	$71.88		$85.41		$72.47	$63.05

Market price at end of period(b)	$102.60		$102.02	$78.57	$71.66		$85.34		$72.54	$62.99

Net Asset Value Total Return(c)	1.10%		32.77%	10.97%	(14.52)%		18.70%		16.88%	11.79%
Market Price Total Return(c)	1.27%		32.27%	11.60%	(14.71)%		18.49%		17.11%	11.59%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$47,175		$46,982	$39,182	$46,722		$89,681		$54,350	$69,360
Ratio to average net assets of:
Expenses	0.29	%(d)	0.29%	0.29%	0.30	%(e)	0.29	%(d)	0.29%	0.29%
Net investment income	1.03	%(d)	1.64%	1.66%	1.41	%(e)	0.89	%(d)	1.38%	1.46%
Portfolio turnover rate(f)	16%		30%	40%	59%		42%		62%	68%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights–(continued)

Invesco S&P SmallCap Energy ETF (PSCE)

	Six Months Ended
	February 28,						Ten Months Ended
	2022		Years Ended August 31,				August 31,		Years Ended October 31,
	(Unaudited)		2021	2020	2019		2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$6.51		$3.50	$6.97	$16.34		$14.26		$16.73	$18.12

Net investment income (loss)(a)	0.01		0.03	0.05	(0.02)		(0.00	)(b)	(0.01)	0.06
Net realized and unrealized gain (loss) on investments	2.26		3.00	(3.49)	(9.33)		2.09		(2.44)	(1.36)

Total from investment operations	2.27		3.03	(3.44)	(9.35)		2.09		(2.45)	(1.30)

Distributions to shareholders from:
Net investment income	(0.03)		(0.02)	(0.03)	(0.02)		(0.01)		(0.01)	(0.09)
Return of capital	-		-	-	-		-		(0.01)	-

Total distributions	(0.03)		(0.02)	(0.03)	(0.02)		(0.01)		(0.02)	(0.09)

Net asset value at end of period	$8.75		$6.51	$3.50	$6.97		$16.34		$14.26	$16.73

Market price at end of period(c)	$8.75		$6.52	$3.52	$6.98		$16.33		$14.30	$16.75

Net Asset Value Total Return(d)	34.93%		87.13%	(49.31)%	(57.29)%		14.64%		(14.69)%	(7.11)%
Market Price Total Return(d)	34.72%		86.35%	(49.09)%	(57.20)%		14.25%		(14.55)%	(7.05)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$136,692		$105,589	$14,713	$19,523		$60,475		$48,477	$52,686
Ratio to average net assets of:
Expenses	0.29	%(e)	0.29%	0.29%	0.31	%(f)	0.29	%(e)	0.29%	0.29%
Net investment income (loss)	0.38	%(e)	0.43%	1.01%	(0.20	)%(f)	0.04	%(e)	(0.05)%	0.38%
Portfolio turnover rate(g)	21%		26%	74%	48%		40%		39%	21%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Financial Highlights–(continued)

Invesco S&P SmallCap Financials ETF (PSCF)

	Six Months Ended
	February 28,						Ten Months Ended
	2022		Years Ended August 31,				August 31,		Years Ended October 31,
	(Unaudited)		2021	2020	2019		2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$58.47		$40.46	$52.62	$60.04		$54.25		$43.73	$42.41

Net investment income(a)	0.80		1.06	1.45	1.48		1.05		1.25	1.14
Net realized and unrealized gain (loss) on investments	0.31		18.07	(10.89)	(6.48)		5.63		10.58	1.44

Total from investment operations	1.11		19.13	(9.44)	(5.00)		6.68		11.83	2.58

Distributions to shareholders from:
Net investment income	(0.45)		(1.12)	(2.23)	(1.85)		(0.89)		(1.09)	(1.18)
Net realized gains	-		-	(0.49)	(0.57)		-		(0.22)	(0.08)

Total distributions	(0.45)		(1.12)	(2.72)	(2.42)		(0.89)		(1.31)	(1.26)

Net asset value at end of period	$59.13		$58.47	$40.46	$52.62		$60.04		$54.25	$43.73

Market price at end of period(b)	$59.19		$58.39	$40.54	$52.54		$60.09		$54.31	$43.73

Net Asset Value Total Return(c)	1.94%		47.97%	(18.02)%	(8.05)%		12.44%		27.23%	6.29%
Market Price Total Return(c)	2.18%		47.48%	(17.72)%	(8.27)%		12.41%		27.37%	6.19%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$49,074		$50,288	$26,297	$123,655		$267,169		$254,975	$196,797
Ratio to average net assets of:
Expenses	0.29	%(d)	0.29%	0.29%	0.30	%(e)	0.29	%(d)	0.29%	0.29%
Net investment income	2.69	%(d)	2.01%	2.83%	2.73	%(e)	2.26	%(d)	2.44%	2.73%
Portfolio turnover rate(f)	10%		19%	31%	16%		17%		21%	16%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights–(continued)

Invesco S&P SmallCap Health Care ETF (PSCH)

	Six Months Ended
	February 28,					Ten Months Ended
	2022		Years Ended August 31,			August 31,		Years Ended October 31,
	(Unaudited)		2021	2020	2019	2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$191.31		$132.74	$114.85	$144.76	$91.43		$67.03	$66.81

Net investment income (loss)(a)	(0.16)		(0.28)	(0.22)	(0.16)	(0.04)		(0.03)	0.00 (b)
Net realized and unrealized gain (loss) on investments	(31.05)		58.85	18.11	(29.74)	53.37		24.45	0.22

Total from investment operations	(31.21)		58.57	17.89	(29.90)	53.33		24.42	0.22

Distributions to shareholders from:
Net investment income	-		-	-	(0.01)	-		(0.02)	-

Net asset value at end of period	$160.10		$191.31	$132.74	$114.85	$144.76		$91.43	$67.03

Market price at end of period(c)	$160.24		$190.92	$132.83	$114.81	$144.99		$91.58	$67.00

Net Asset Value Total Return(d)	(16.32)%		44.13%	15.58%	(20.66)%	58.32%		36.44%	0.33%
Market Price Total Return(d)	(16.07)%		43.72%	15.69%	(20.82)%	58.31%		36.72%	0.21%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$406,658		$526,104	$384,957	$465,142	$1,172,569		$237,717	$167,586
Ratio to average net assets of:
Expenses	0.29	%(e)	0.29%	0.29%	0.29%	0.29	%(e)	0.29%	0.29%
Net investment income (loss)	(0.18	)%(e)	(0.16)%	(0.18)%	(0.13)%	(0.04	)%(e)	(0.04)%	0.01%
Portfolio turnover rate(f)	14%		30%	19%	36%	20%		19%	23%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Financial Highlights–(continued)

Invesco S&P SmallCap Industrials ETF (PSCI)

	Six Months Ended
	February 28,						Ten Months Ended
	2022		Years Ended August 31,				August 31,		Years Ended October 31,
	(Unaudited)		2021	2020	2019		2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$94.57		$65.95	$64.17	$75.22		$62.13		$47.51	$45.55

Net investment income(a)	0.30		0.64	0.47	0.37		0.36		0.53	0.34
Net realized and unrealized gain (loss) on investments	(2.90)		28.53	1.81	(11.03)		13.07		14.62	1.96

Total from investment operations	(2.60)		29.17	2.28	(10.66)		13.43		15.15	2.30

Distributions to shareholders from:
Net investment income	(0.36)		(0.55)	(0.50)	(0.39)		(0.34)		(0.53)	(0.34)

Net asset value at end of period	$91.61		$94.57	$65.95	$64.17		$75.22		$62.13	$47.51

Market price at end of period(b)	$91.68		$94.49	$66.05	$64.21		$75.25		$62.21	$47.42

Net Asset Value Total Return(c)	(2.76)%		44.37%	3.68%	(14.16)%		21.69%		32.00%	5.10%
Market Price Total Return(c)	(2.59)%		44.03%	3.76%	(14.14)%		21.59%		32.42%	4.86%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$80,617		$124,836	$46,168	$54,547		$154,205		$99,414	$57,007
Ratio to average net assets of:
Expenses	0.29	%(d)	0.29%	0.29%	0.30	%(e)	0.29	%(d)	0.29%	0.29%
Net investment income	0.63	%(d)	0.74%	0.74%	0.58	%(e)	0.66	%(d)	0.94%	0.75%
Portfolio turnover rate(f)	6%		9%	10%	9%		2%		7%	16%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Financial Highlights–(continued)

Invesco S&P SmallCap Information Technology ETF (PSCT)

	Six Months Ended
	February 28,					Ten Months Ended
	2022		Years Ended August 31,			August 31,		Years Ended October 31,
	(Unaudited)		2021	2020	2019	2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$147.27		$90.57	$83.13	$89.80	$81.13		$61.26	$51.70

Net investment income (loss)(a)	(0.02)		0.04	0.11	0.25	0.27		0.19	0.10
Net realized and unrealized gain (loss) on investments	(11.23)		56.72	7.46	(6.62)	8.69		19.83	9.58

Total from investment operations	(11.25)		56.76	7.57	(6.37)	8.96		20.02	9.68

Distributions to shareholders from:
Net investment income	-		(0.06)	(0.13)	(0.30)	(0.29)		(0.15)	(0.12)

Net asset value at end of period	$136.02		$147.27	$90.57	$83.13	$89.80		$81.13	$61.26

Market price at end of period(b)	$136.12		$147.28	$90.67	$83.05	$89.71		$81.23	$61.28

Net Asset Value Total Return(c)	(7.64)%		62.70%	9.12%	(7.08)%	11.09%		32.71%	18.75%
Market Price Total Return(c)	(7.57)%		62.54%	9.35%	(7.08)%	10.85%		32.84%	18.63%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$469,262		$477,157	$244,541	$303,408	$475,958		$575,996	$508,447
Ratio to average net assets of:
Expenses	0.29	%(d)	0.29%	0.29%	0.29%	0.29	%(d)	0.29%	0.29%
Net investment income (loss)	(0.03	)%(d)	0.03%	0.13%	0.32%	0.40	%(d)	0.26%	0.18%
Portfolio turnover rate(e)	3%		16%	19%	11%	15%		16%	15%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Financial Highlights–(continued)

Invesco S&P SmallCap Materials ETF (PSCM)

	Six Months Ended
	February 28,						Ten Months Ended
	2022		Years Ended August 31,				August 31,		Years Ended October 31,
	(Unaudited)		2021	2020	2019		2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$65.98		$42.14	$40.93	$55.57		$50.96		$38.70	$34.36

Net investment income(a)	0.20		0.61	0.66	0.44		0.40		0.41	0.35
Net realized and unrealized gain (loss) on investments	0.22		23.97	1.27	(14.56)		4.54		12.19	4.36

Total from investment operations	0.42		24.58	1.93	(14.12)		4.94		12.60	4.71

Distributions to shareholders from:
Net investment income	(0.21)		(0.74)	(0.72)	(0.52)		(0.33)		(0.34)	(0.37)

Net asset value at end of period	$66.19		$65.98	$42.14	$40.93		$55.57		$50.96	$38.70

Market price at end of period(b)	$66.24		$65.88	$41.99	$40.91		$55.57		$51.00	$38.77

Net Asset Value Total Return(c)	0.66%		58.70%	4.91%	(25.50)%		9.73%		32.62%	13.89%
Market Price Total Return(c)	0.88%		59.03%	4.59%	(25.54)%		9.65%		32.48%	14.07%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$21,843		$27,711	$8,429	$14,327		$30,566		$48,411	$17,414
Ratio to average net assets of:
Expenses	0.29	%(d)	0.29%	0.29%	0.32	%(e)	0.29	%(d)	0.29%	0.29%
Net investment income	0.60	%(d)	1.00%	1.58%	0.93	%(e)	0.91	%(d)	0.87%	1.01%
Portfolio turnover rate(f)	12%		25%	25%	24%		9%		21%	16%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.03%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Financial Highlights–(continued)

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)

	Six Months Ended
	February 28,							Ten Months Ended
	2022		Years Ended August 31,					August 31,		Years Ended October 31,
	(Unaudited)		2021		2020	2019		2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$67.58		$48.85		$53.08	$55.80		$55.67		$45.61	$41.99

Net investment income(a)	0.29		1.75	(b)	0.91	1.22		1.14		0.87	1.06
Net realized and unrealized gain (loss) on investments	(1.91)		17.63		(4.03)	(2.70)		0.23		11.81	3.67

Total from investment operations	(1.62)		19.38		(3.12)	(1.48)		1.37		12.68	4.73

Distributions to shareholders from:
Net investment income	(1.54)		(0.65)		(1.11)	(1.24)		(1.24)		(0.86)	(1.11)
Net realized gains	-		-		-	-		-		(1.76)	-

Total distributions	(1.54)		(0.65)		(1.11)	(1.24)		(1.24)		(2.62)	(1.11)

Net asset value at end of period	$64.42		$67.58		$48.85	$53.08		$55.80		$55.67	$45.61

Market price at end of period(c)	$64.48		$67.44		$48.91	$53.01		$55.82		$55.70	$45.57

Net Asset Value Total Return(d)	(2.41)%		40.03%		(5.94)%	(2.58)%		2.55%		28.66%	11.38%
Market Price Total Return(d)	(2.11)%		39.57%		(5.70)%	(2.74)%		2.54%		28.83%	11.23%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$27,057		$27,034		$21,985	$50,421		$61,381		$52,887	$47,895
Ratio to average net assets of:
Expenses	0.29	%(e)	0.29%		0.29%	0.30	%(f)	0.29	%(e)	0.29%	0.29%
Net investment income	0.88	%(e)	2.98	%(b)	1.78%	2.27	%(f)	2.58	%(e)	1.73%	2.35%
Portfolio turnover rate(g)	25%		70%		64%	66%		48%		48%	69%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.69 and 1.17%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 28, 2022

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco DWA SmallCap Momentum ETF (DWAS)	“DWA SmallCap Momentum ETF”

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)	“S&P SmallCap Consumer Discretionary ETF”

Invesco S&P SmallCap Consumer Staples ETF (PSCC)	“S&P SmallCap Consumer Staples ETF”

Invesco S&P SmallCap Energy ETF (PSCE)	“S&P SmallCap Energy ETF”

Invesco S&P SmallCap Financials ETF (PSCF)	“S&P SmallCap Financials ETF”

Invesco S&P SmallCap Health Care ETF (PSCH)	“S&P SmallCap Health Care ETF”

Invesco S&P SmallCap Industrials ETF (PSCI)	“S&P SmallCap Industrials ETF”

Invesco S&P SmallCap Information Technology ETF (PSCT)	“S&P SmallCap Information Technology ETF”

Invesco S&P SmallCap Materials ETF (PSCM)	“S&P SmallCap Materials ETF”

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)	“S&P SmallCap Utilities & Communication Services ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

DWA SmallCap Momentum ETF	Dorsey Wright® SmallCap Technical Leaders Index

S&P SmallCap Consumer Discretionary ETF	S&P SmallCap 600® Capped Consumer Discretionary Index

S&P SmallCap Consumer Staples ETF	S&P SmallCap 600® Capped Consumer Staples Index

S&P SmallCap Energy ETF	S&P SmallCap 600® Capped Energy Index

S&P SmallCap Financials ETF	S&P SmallCap 600® Capped Financials & Real Estate Index

S&P SmallCap Health Care ETF	S&P SmallCap 600® Capped Health Care Index

S&P SmallCap Industrials ETF	S&P SmallCap 600® Capped Industrials Index

S&P SmallCap Information Technology ETF	S&P SmallCap 600® Capped Information Technology Index

S&P SmallCap Materials ETF	S&P SmallCap 600® Capped Materials Index

S&P SmallCap Utilities & Communication Services ETF	S&P SmallCap 600® Capped Utilities & Communication Services Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued.

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Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of

47

withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects

48

of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

On September 14, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, to serve as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also continues to serve as a lending agent. Prior to September 14, 2021, BNYM served as the sole securities lending agent for each Fund under the securities lending program. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the period September 14, 2021 through February 28, 2022, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco by each Fund (except for DWA SmallCap Momentum ETF, S&P SmallCap Health Care ETF and S&P SmallCap Information Technology ETF) were less than $500. DWA SmallCap Momentum ETF, S&P SmallCap Health Care ETF and S&P SmallCap Information Technology ETF paid to Invesco $4,392, $1,903 and $780, respectively, in fees for securities lending agent services.

J.	Other Risks

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished

49

trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because S&P SmallCap Consumer Staples ETF, S&P SmallCap Energy ETF, S&P SmallCap Materials ETF and S&P SmallCap Utilities & Communication Services ETF are non-diversified, and to the extent DWA SmallCap Momentum ETF becomes non-diversified, and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

Small-Capitalization Company Risk. Investing in securities of small-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

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COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty.

The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)

DWA SmallCap Momentum ETF	0.60%

S&P SmallCap Consumer Discretionary ETF	0.29%

S&P SmallCap Consumer Staples ETF	0.29%

S&P SmallCap Energy ETF	0.29%

S&P SmallCap Financials ETF	0.29%

S&P SmallCap Health Care ETF	0.29%

S&P SmallCap Industrials ETF	0.29%

S&P SmallCap Information Technology ETF	0.29%

S&P SmallCap Materials ETF	0.29%

S&P SmallCap Utilities & Communication Services ETF	0.29%

Further, through at least August 31, 2023, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended February 28, 2022, no fees were waived.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

DWA SmallCap Momentum ETF	Dorsey, Wright & Associates, LLC

S&P SmallCap Consumer Discretionary ETF	S&P Dow Jones Indices, LLC

S&P SmallCap Consumer Staples ETF	S&P Dow Jones Indices, LLC

S&P SmallCap Energy ETF	S&P Dow Jones Indices, LLC

S&P SmallCap Financials ETF	S&P Dow Jones Indices, LLC

S&P SmallCap Health Care ETF	S&P Dow Jones Indices, LLC

S&P SmallCap Industrials ETF	S&P Dow Jones Indices, LLC

S&P SmallCap Information Technology ETF	S&P Dow Jones Indices, LLC

S&P SmallCap Materials ETF	S&P Dow Jones Indices, LLC

S&P SmallCap Utilities & Communication Services ETF	S&P Dow Jones Indices, LLC

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Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended February 28, 2022, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

DWA SmallCap Momentum ETF	$43,915

S&P SmallCap Consumer Discretionary ETF	899

S&P SmallCap Consumer Staples ETF	1,508

S&P SmallCap Energy ETF	14,790

S&P SmallCap Financials ETF	1,643

S&P SmallCap Health Care ETF	19,113

S&P SmallCap Industrials ETF	1,184

S&P SmallCap Information Technology ETF	3,811

S&P SmallCap Materials ETF	719

S&P SmallCap Utilities & Communication Services ETF	2,252

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

For the six months ended February 28, 2022, the following Funds engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains*

S&P SmallCap Energy ETF	$ -	$2,888,968	$206,804

S&P SmallCap Health Care ETF	3,654,238	-	-

S&P SmallCap Information Technology ETF	2,801,648	-	-

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent

52

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

DWA SmallCap Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$386,778,089	$-	$-	$386,778,089

Money Market Funds	-	71,611,212	-	71,611,212

Total Investments	$386,778,089	$71,611,212	$-	$458,389,301

S&P SmallCap Consumer Discretionary ETF

Investments in Securities

Common Stocks & Other Equity Interests	$39,729,258	$-	$-	$39,729,258

Money Market Funds	17,011	10,346,992	-	10,364,003

Total Investments	$39,746,269	$10,346,992	$-	$50,093,261

S&P SmallCap Consumer Staples ETF

Investments in Securities

Common Stocks & Other Equity Interests	$47,174,017	$-	$-	$47,174,017

Money Market Funds	11,294	11,237,201	-	11,248,495

Total Investments	$47,185,311	$11,237,201	$-	$58,422,512

S&P SmallCap Energy ETF

Investments in Securities

Common Stocks & Other Equity Interests	$135,427,469	$-	$-	$135,427,469

Money Market Funds	43,301	39,774,471	-	39,817,772

Total Investments	$135,470,770	$39,774,471	$-	$175,245,241

S&P SmallCap Financials ETF

Investments in Securities

Common Stocks & Other Equity Interests	$49,033,123	$-	$-	$49,033,123

Money Market Funds	11,200	6,779,697	-	6,790,897

Total Investments	$49,044,323	$6,779,697	$-	$55,824,020

S&P SmallCap Health Care ETF

Investments in Securities

Common Stocks & Other Equity Interests	$406,824,226	$-	$-	$406,824,226

Money Market Funds	-	109,561,789	-	109,561,789

Total Investments	$406,824,226	$109,561,789	$-	$516,386,015

S&P SmallCap Industrials ETF

Investments in Securities

Common Stocks & Other Equity Interests	$80,536,482	$-	$-	$80,536,482

Money Market Funds	39,590	4,184,349	-	4,223,939

Total Investments	$80,576,072	$4,184,349	$-	$84,760,421

S&P SmallCap Information Technology ETF

Investments in Securities

Common Stocks & Other Equity Interests	$469,210,054	$-	$-	$469,210,054

Money Market Funds	65,979	68,533,491	-	68,599,470

Total Investments	$469,276,033	$68,533,491	$-	$537,809,524

S&P SmallCap Materials ETF

Investments in Securities

Common Stocks & Other Equity Interests	$21,825,477	$-	$-	$21,825,477

Money Market Funds	7,422	2,496,266	-	2,503,688

Total Investments	$21,832,899	$2,496,266	$-	$24,329,165

S&P SmallCap Utilities & Communication Services ETF

Investments in Securities

Common Stocks & Other Equity Interests	$27,036,418	$-	$-	$27,036,418

Money Market Funds	-	7,401,177	-	7,401,177

Total Investments	$27,036,418	$7,401,177	$-	$34,437,595

53

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of August 31, 2021, as follows:

	No expiration
	Short-Term	Long-Term	Total*

DWA SmallCap Momentum ETF	$312,892,237	$2,744,630	$315,636,867

S&P SmallCap Consumer Discretionary ETF	731,393	7,939,871	8,671,264

S&P SmallCap Consumer Staples ETF	3,893,653	6,703,884	10,597,537

S&P SmallCap Energy ETF	17,156,550	50,215,821	67,372,371

S&P SmallCap Financials ETF	304,844	4,143,614	4,448,458

S&P SmallCap Health Care ETF	21,499,239	47,383,251	68,882,490

S&P SmallCap Industrials ETF	706,455	4,067,481	4,773,936

S&P SmallCap Information Technology ETF	-	4,693,821	4,693,821

S&P SmallCap Materials ETF	16,669	3,469,263	3,485,932

S&P SmallCap Utilities & Communication Services ETF	1,512,677	5,164,922	6,677,599

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

For the six months ended February 28, 2022, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

DWA SmallCap Momentum ETF	$432,587,609	$433,643,886

S&P SmallCap Consumer Discretionary ETF	4,035,809	3,620,839

S&P SmallCap Consumer Staples ETF	8,116,469	8,055,386

S&P SmallCap Energy ETF	25,566,684	26,799,465

S&P SmallCap Financials ETF	5,066,370	4,808,244

S&P SmallCap Health Care ETF	66,869,670	67,218,364

S&P SmallCap Industrials ETF	6,431,752	6,630,508

S&P SmallCap Information Technology ETF	16,300,017	20,744,689

S&P SmallCap Materials ETF	2,921,349	2,942,118

S&P SmallCap Utilities & Communication Services ETF	6,971,037	6,825,260

For the six months ended February 28, 2022, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales

DWA SmallCap Momentum ETF	$287,763,618	$316,427,110

S&P SmallCap Consumer Discretionary ETF	6,715,732	26,549,829

S&P SmallCap Consumer Staples ETF	7,491,701	7,107,662

S&P SmallCap Energy ETF	45,124,201	46,359,950

S&P SmallCap Financials ETF	3,593,784	5,279,942

S&P SmallCap Health Care ETF	-	35,536,153

S&P SmallCap Industrials ETF	5,556,394	44,758,708

S&P SmallCap Information Technology ETF	89,147,577	53,541,043

S&P SmallCap Materials ETF	1,347,686	7,360,383

S&P SmallCap Utilities & Communication Services ETF	6,685,373	4,997,637

54

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At February 28, 2022, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost

DWA SmallCap Momentum ETF	$36,997,267	$(33,039,199)	$3,958,068	$454,431,233

S&P SmallCap Consumer Discretionary ETF	503,610	(12,272,271)	(11,768,661)	61,861,922

S&P SmallCap Consumer Staples ETF	3,770,962	(2,754,353)	1,016,609	57,405,903

S&P SmallCap Energy ETF	16,359,361	(9,310,653)	7,048,708	168,196,533

S&P SmallCap Financials ETF	6,431,786	(4,973,521)	1,458,265	54,365,755

S&P SmallCap Health Care ETF	87,035,237	(100,755,814)	(13,720,577)	530,106,592

S&P SmallCap Industrials ETF	6,942,031	(11,250,546)	(4,308,515)	89,068,936

S&P SmallCap Information Technology ETF	107,738,187	(30,651,837)	77,086,350	460,723,174

S&P SmallCap Materials ETF	2,142,107	(2,486,890)	(344,783)	24,673,948

S&P SmallCap Utilities & Communication Services ETF	2,613,060	(3,199,424)	(586,364)	35,023,959

NOTE 8–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

55

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2022.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco DWA SmallCap Momentum ETF (DWAS)

Actual	$1,000.00	$ 947.20	0.60%	$2.90

Hypothetical (5% return before expenses)	1,000.00	1,021.82	0.60	3.01

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)

Actual	1,000.00	878.10	0.29	1.35

Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

Invesco S&P SmallCap Consumer Staples ETF (PSCC)

Actual	1,000.00	1,011.00	0.29	1.45

Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

Invesco S&P SmallCap Energy ETF (PSCE)

Actual	1,000.00	1,349.30	0.29	1.69

Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

Invesco S&P SmallCap Financials ETF (PSCF)

Actual	1,000.00	1,019.40	0.29	1.45

Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

56

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco S&P SmallCap Health Care ETF (PSCH)

Actual	$1,000.00	$ 836.80	0.29%	$1.32

Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

Invesco S&P SmallCap Industrials ETF (PSCI)

Actual	1,000.00	972.40	0.29	1.42

Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

Invesco S&P SmallCap Information Technology ETF (PSCT)

Actual	1,000.00	923.60	0.29	1.38

Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

Invesco S&P SmallCap Materials ETF (PSCM)

Actual	1,000.00	1,006.60	0.29	1.44

Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)

Actual	1,000.00	975.90	0.29	1.42

Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2022. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

57

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2022 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-SCS-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders February 28, 2022 IBBQ Invesco Nasdaq Biotechnology ETF SOXQ Invesco PHLX Semiconductor ETF TAN Invesco Solar ETF

2

Invesco Nasdaq Biotechnology ETF (IBBQ)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Biotechnology-77.26%
4D Molecular Therapeutics, Inc.(b)	879	$12,042
89bio, Inc.(b)	564	2,611
Abcam PLC, ADR (United Kingdom)(b)	615	10,258
AC Immune S.A. (Switzerland)(b)	2,186	8,897
Acadia Pharmaceuticals, Inc.(b)	4,440	112,820
Achilles Therapeutics PLC, ADR (United Kingdom)	1,049	3,472
Acumen Pharmaceuticals, Inc.(b)	1,126	6,598
Adaptimmune Therapeutics PLC, ADR(b)	3,768	9,797
Adicet Bio, Inc.(b)	1,047	13,695
ADMA Biologics, Inc.(b)	5,432	8,746
Adverum Biotechnologies, Inc.(b)	2,714	3,637
Aeglea BioTherapeutics, Inc.(b)	1,335	3,698
Aerovate Therapeutics, Inc.(b)(c)	687	6,719
Affimed N.V. (Germany)(b)	3,304	14,571
Agios Pharmaceuticals, Inc.(b)	1,479	46,041
Akebia Therapeutics, Inc.(b)	4,857	10,491
Akero Therapeutics, Inc.(b)	976	17,304
Akouos, Inc.(b)(c)	968	5,169
Alaunos Therapeutics, Inc.(b)	5,940	5,856
Alector, Inc.(b)	2,264	35,862
Aligos Therapeutics, Inc.(b)	1,113	2,693
Alkermes PLC(b)(c)	4,458	110,826
Allakos, Inc.(b)	1,552	8,676
Allogene Therapeutics, Inc.(b)(c)	3,915	35,822
Allovir, Inc.(b)	1,769	15,921
Alnylam Pharmaceuticals, Inc.(b)	3,301	521,063
Alpine Immune Sciences, Inc.(b)	761	6,271
Altimmune, Inc.(b)(c)	1,112	8,240
ALX Oncology Holdings, Inc.(b)(c)	1,127	20,421
Amarin Corp. PLC, ADR (Ireland)(b)	10,773	35,659
Amgen, Inc.(c)	13,985	3,167,323
Amicus Therapeutics, Inc.(b)	7,664	62,385
AnaptysBio, Inc.(b)	746	22,805
Anavex Life Sciences Corp.(b)(c)	2,120	23,235
Annexon, Inc.(b)	1,042	5,059
Apellis Pharmaceuticals, Inc.(b)(c)	2,630	111,854
Applied Molecular Transport, Inc.(b)	1,044	6,859
Applied Therapeutics, Inc.(b)	722	1,357
Arbutus Biopharma Corp.(b)	3,732	11,942
Arcturus Therapeutics Holdings, Inc.(b)	724	17,354
Arcutis Biotherapeutics, Inc.(b)(c)	1,402	24,956
Arena Pharmaceuticals, Inc.(b)	1,702	161,639
Argenx SE, ADR (Netherlands)(b)	758	218,084
Arrowhead Pharmaceuticals, Inc.(b)	2,880	126,720
Ascendis Pharma A/S, ADR (Denmark)(b)	1,548	173,980
Atara Biotherapeutics, Inc.(b)	2,440	31,354
Athenex, Inc.(b)	3,016	2,427
Aurinia Pharmaceuticals, Inc. (Canada)(b)	3,581	44,046
Autolus Therapeutics PLC, ADR (United Kingdom)	1,580	5,909
Avidity Biosciences, Inc.(b)	1,293	21,929
Avrobio, Inc.(b)	1,187	1,721
Beam Therapeutics, Inc.(b)(c)	1,876	146,985
BeiGene Ltd., ADR (China)(b)(c)	1,354	285,044
BELLUS Health, Inc. (Canada)	2,867	19,066

	Shares	Value
Biotechnology-(continued)
Bicycle Therapeutics PLC, ADR (United Kingdom)(b)	557	$26,457
BioAtla, Inc.(b)	984	6,376
BioCryst Pharmaceuticals, Inc.(b)(c)	5,001	83,067
Biogen, Inc.(b)	4,043	853,113
BioMarin Pharmaceutical, Inc.(b)	5,053	394,740
Biomea Fusion, Inc.(b)	825	5,288
BioNTech SE, ADR (Germany)(b)	2,434	367,072
Black Diamond Therapeutics, Inc.(b)	1,001	3,143
Bluebird Bio, Inc.(b)	1,913	11,555
Blueprint Medicines Corp.(b)	1,610	97,485
Bolt Biotherapeutics, Inc.(b)(c)	1,021	3,563
Bridgebio Pharma, Inc.(b)(c)	4,048	31,574
Brooklyn ImmunoTherapeutics, Inc.(b)(c)	1,436	3,245
C4 Therapeutics, Inc.(b)	1,326	29,742
Cabaletta Bio, Inc.(b)	824	1,780
Candel Therapeutics, Inc.(b)	826	3,403
Caribou Biosciences, Inc.(b)	1,623	16,198
Cellectis S.A., ADR (France)(b)(c)	565	2,559
Centessa Pharmaceuticals PLC, ADR(b)(c)	539	4,808
Century Therapeutics, Inc.(b)	1,481	20,882
ChemoCentryx, Inc.(b)	1,912	58,010
Chimerix, Inc.(b)	2,410	13,592
Chinook Therapeutics, Inc.(b)	1,452	18,528
Clovis Oncology, Inc.(b)(c)	3,587	7,389
Codiak Biosciences, Inc.(b)	604	2,851
Cogent Biosciences, Inc.(b)	1,115	6,612
Coherus Biosciences, Inc.(b)(c)	2,129	25,101
Compass Pathways PLC, ADR (United Kingdom)(b)	596	8,606
Connect Biopharma Holdings Ltd., ADR (China)(b)	886	3,473
Cortexyme, Inc.(b)	836	3,637
Corvus Pharmaceuticals, Inc.(b)	1,287	2,278
Crinetics Pharmaceuticals, Inc.(b)	1,305	26,126
CRISPR Therapeutics AG (Switzerland)(b)(c)	2,124	130,350
Cullinan Oncology, Inc.(b)(c)	1,188	17,036
CureVac N.V. (Germany)(b)(c)	5,159	86,774
Curis, Inc.(b)	2,488	8,335
Cyteir Therapeutics, Inc.(b)	985	5,713
Cytokinetics, Inc.(b)(c)	2,309	81,554
CytomX Therapeutics, Inc.(b)	1,834	7,024
Day One Biopharmaceuticals, Inc.(b)(c)	1,713	23,400
Decibel Therapeutics, Inc.(b)(c)	697	2,439
Deciphera Pharmaceuticals, Inc.(b)(c)	1,603	12,359
Denali Therapeutics, Inc.(b)	3,349	109,043
Design Therapeutics, Inc.(b)(c)	1,549	21,020
Dyne Therapeutics, Inc.(b)	1,426	12,221
Eagle Pharmaceuticals, Inc.(b)	392	18,577
Editas Medicine, Inc.(b)(c)	1,881	32,203
Eiger BioPharmaceuticals, Inc.(b)	971	3,884
Enanta Pharmaceuticals, Inc.(b)	565	39,787
Epizyme, Inc.(b)	4,497	6,701
Erasca, Inc.(b)(c)	3,332	41,317
Evelo Biosciences, Inc.(b)(c)	1,463	4,572
Exelixis, Inc.(b)	8,681	178,221
Fate Therapeutics, Inc.(b)(c)	2,619	90,486
FibroGen, Inc.(b)	2,566	36,104

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Nasdaq Biotechnology ETF (IBBQ)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Biotechnology-(continued)
Forma Therapeutics Holdings, Inc.(b)	1,303	$12,848
Frequency Therapeutics, Inc.(b)	970	2,755
G1 Therapeutics, Inc.(b)(c)	1,166	12,371
Galapagos N.V., ADR (Belgium)(b)	281	18,611
Gamida Cell Ltd. (Israel)(b)	1,619	5,440
Generation Bio Co.(b)(c)	1,573	8,054
Genmab A/S, ADR (Denmark)(b)	1,294	43,297
Geron Corp.(b)	8,888	9,688
Gilead Sciences, Inc.	34,560	2,087,424
Global Blood Therapeutics, Inc.(b)	1,761	53,182
Gossamer Bio., Inc.(b)	2,123	19,171
Gracell Biotechnologies, Inc., ADR (China)(b)	1,336	4,262
Graphite Bio, Inc.(b)	1,595	14,674
Grifols S.A., ADR (Spain)	3,158	39,033
Gritstone bio, Inc.(b)(c)	1,873	9,552
Halozyme Therapeutics, Inc.(b)	3,882	137,695
Harpoon Therapeutics, Inc.(b)	891	3,653
Homology Medicines, Inc.(b)(c)	1,578	5,507
Horizon Therapeutics PLC(b)	6,230	567,989
Humacyte, Inc.(b)	2,851	17,192
Icosavax, Inc.(b)	1,112	19,371
Ideaya Biosciences, Inc.(b)	1,045	13,794
IGM Biosciences, Inc.(b)	718	11,976
I-Mab, ADR (China)(b)	1,286	31,790
Imago Biosciences, Inc.(b)(c)	968	22,796
Immuneering Corp., Class A(b)(c)	716	5,349
Immunic, Inc.(b)	722	8,411
ImmunityBio, Inc.(b)(c)	10,952	74,912
ImmunoGen, Inc.(b)	5,593	31,545
Immunovant, Inc.(b)(c)	3,169	17,683
Impel Neuropharma, Inc.(b)(c)	617	4,455
Incyte Corp.(b)	6,075	414,922
Infinity Pharmaceuticals, Inc.(b)	2,451	2,696
Inhibrx, Inc.(b)	1,034	22,231
Inovio Pharmaceuticals, Inc.(b)(c)	5,786	18,747
Insmed, Inc.(b)(c)	3,277	78,320
Instil Bio, Inc.(b)(c)	3,567	38,274
Intellia Therapeutics, Inc.(b)(c)	2,038	201,456
Intercept Pharmaceuticals, Inc.(b)(c)	829	11,822
Ionis Pharmaceuticals, Inc.(b)(c)	3,890	129,848
Iovance Biotherapeutics, Inc.(b)(c)	4,322	67,726
Ironwood Pharmaceuticals, Inc.(b)	4,495	48,366
iTeos Therapeutics, Inc.(b)	983	35,516
IVERIC bio, Inc.(b)	3,162	50,718
Janux Therapeutics, Inc.(b)	1,148	19,837
Jounce Therapeutics, Inc.(b)	1,421	10,601
KalVista Pharmaceuticals, Inc.(b)	688	11,042
Kamada Ltd. (Israel)(b)	1,191	6,610
Karuna Therapeutics, Inc.(b)	831	87,255
Karyopharm Therapeutics, Inc.(b)(c)	2,057	21,249
Keros Therapeutics, Inc.(b)	681	36,570
Kezar Life Sciences, Inc.(b)	1,336	19,840
Kiniksa Pharmaceuticals Ltd., Class A(b)	969	9,923
Kinnate Biopharma, Inc.(b)(c)	1,188	9,243
Kodiak Sciences, Inc.(b)	1,430	12,355
Kronos Bio, Inc.(b)	1,562	11,762
Krystal Biotech, Inc.(b)	702	44,612
Kura Oncology, Inc.(b)(c)	1,846	29,296
Kymera Therapeutics, Inc.(b)(c)	1,423	56,578
Larimar Therapeutics, Inc.(b)	471	2,054

	Shares	Value
Biotechnology-(continued)
Leap Therapeutics, Inc.(b)(c)	2,438	$4,852
Legend Biotech Corp., ADR(b)(c)	1,191	47,152
Lexicon Pharmaceuticals, Inc.(b)(c)	4,138	8,566
Ligand Pharmaceuticals, Inc.(b)(c)	452	45,751
Lyell Immunopharma, Inc.(b)(c)	6,625	47,965
MacroGenics, Inc.(b)	1,700	15,895
Madrigal Pharmaceuticals, Inc.(b)(c)	459	42,618
Magenta Therapeutics, Inc.(b)(c)	1,609	5,068
MannKind Corp.(b)(c)	6,920	18,130
MeiraGTx Holdings PLC(b)(c)	1,190	17,053
Mereo Biopharma Group PLC, ADR (United Kingdom)	3,050	3,782
Mersana Therapeutics, Inc.(b)	1,992	8,745
Merus N.V. (Netherlands)(b)	1,169	32,837
Mirati Therapeutics, Inc.(b)(c)	1,547	136,585
Mirum Pharmaceuticals, Inc.(b)	850	20,145
Moderna, Inc.(b)	7,906	1,214,362
Molecular Templates, Inc.(b)	1,561	3,668
Monte Rosa Therapeutics, Inc.(b)(c)	1,286	18,441
Morphic Holding, Inc.(b)(c)	1,015	40,458
Mustang Bio, Inc.(b)	2,564	2,229
Myriad Genetics, Inc.(b)	2,188	53,343
Neoleukin Therapeutics, Inc.(b)	1,164	3,003
Neurocrine Biosciences, Inc.(b)	2,607	234,291
NextCure, Inc.(b)	749	3,670
Nkarta, Inc.(b)(c)	894	8,100
Novavax, Inc.(b)(c)	2,070	172,576
Nurix Therapeutics, Inc.(b)	1,193	19,291
Nuvalent, Inc., Class A(b)(c)	1,172	17,521
ObsEva S.A. (Switzerland)(c)	2,152	2,948
Olema Pharmaceuticals, Inc.(b)	1,123	5,256
Omega Therapeutics, Inc.(b)(c)	1,310	15,550
Oncocyte Corp.(b)	2,557	3,733
Oncorus, Inc.(b)	714	1,507
ORIC Pharmaceuticals, Inc.(b)	1,049	8,140
Ovid therapeutics, Inc.(b)	1,875	6,356
Oyster Point Pharma, Inc.(b)	721	7,181
Passage Bio, Inc.(b)	1,475	4,897
PMV Pharmaceuticals, Inc.(b)	1,264	20,022
Poseida Therapeutics, Inc.(b)	1,724	6,293
Praxis Precision Medicines, Inc.(b)	1,192	15,615
Precigen, Inc.(b)(c)	5,721	12,872
Precision BioSciences, Inc.(b)	1,691	7,187
Prelude Therapeutics, Inc.(b)(c)	993	8,768
Prometheus Biosciences, Inc.(b)(c)	1,048	45,630
ProQR Therapeutics N.V. (Netherlands)(b)	1,978	2,116
Protagonist Therapeutics, Inc.(b)	1,309	31,783
Prothena Corp. PLC (Ireland)(b)(c)	1,288	44,565
PTC Therapeutics, Inc.(b)	1,912	67,149
Puma Biotechnology, Inc.(b)	1,134	2,608
Radius Health, Inc.(b)	1,302	10,833
Rallybio Corp.(b)(c)	879	9,660
RAPT Therapeutics, Inc.(b)	829	16,580
Recursion Pharmaceuticals, Inc., Class A(b)(c)	4,359	47,731
Regeneron Pharmaceuticals, Inc.(b)	2,907	1,797,572
REGENXBIO, Inc.(b)	1,170	30,666
Relay Therapeutics, Inc.(b)	2,991	72,113
Repare Therapeutics, Inc. (Canada)(b)	1,151	18,497
Replimune Group, Inc.(b)	1,293	20,740
REVOLUTION Medicines, Inc.(b)(c)	2,026	38,332

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Nasdaq Biotechnology ETF (IBBQ)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Biotechnology-(continued)
Rhythm Pharmaceuticals, Inc.(b)	1,402	$10,683
Rigel Pharmaceuticals, Inc.(b)	4,724	11,857
Rocket Pharmaceuticals, Inc.(b)(c)	1,761	31,363
Rubius Therapeutics, Inc.(b)(c)	2,468	12,315
SAB Biotherapeutics, Inc.	1,184	5,873
Sage Therapeutics, Inc.(b)	1,611	58,592
Sana Biotechnology, Inc.(b)	5,197	33,573
Sangamo Therapeutics, Inc.(b)	4,019	23,511
Sarepta Therapeutics, Inc.(b)	2,414	184,937
Scholar Rock Holding Corp.(b)	980	17,052
Seagen, Inc.(b)	5,039	649,376
Selecta Biosciences, Inc.(b)	3,200	5,920
Sensei Biotherapeutics, Inc.(b)	849	3,065
Sera Prognostics, Inc., Class A(b)	825	4,422
Seres Therapeutics, Inc.(b)	2,487	19,896
Sesen Bio, Inc.(b)	5,489	3,482
Shattuck Labs, Inc.(b)	1,160	5,800
Silverback Therapeutics, Inc.(b)	979	4,210
Solid Biosciences, Inc.(b)	3,034	2,471
Spectrum Pharmaceuticals, Inc.(b)	4,501	3,061
Spero Therapeutics, Inc.(b)	883	8,477
SpringWorks Therapeutics, Inc.(b)(c)	1,348	76,283
Stoke Therapeutics, Inc.(b)(c)	1,012	19,734
Summit Therapeutics, Inc.(b)(c)	2,706	7,414
Surface Oncology, Inc.(b)(c)	1,279	4,604
Sutro Biopharma, Inc.(b)	1,281	11,427
Syndax Pharmaceuticals, Inc.(b)	1,336	20,828
Syros Pharmaceuticals, Inc.(b)	1,713	2,210
Talaris Therapeutics, Inc.(b)	1,143	8,012
Taysha Gene Therapies, Inc.(b)(c)	1,044	6,650
TCR2 Therapeutics, Inc.(b)	1,039	2,816
Tenaya Therapeutics, Inc.(b)(c)	1,142	13,316
Tonix Pharmaceuticals Holding Corp.(b)	12,107	2,239
Travere Therapeutics, Inc.(b)	1,700	46,342
Turning Point Therapeutics, Inc.(b)(c)	1,400	44,324
Twist Bioscience Corp.(b)	1,554	86,931
Ultragenyx Pharmaceutical, Inc.(b)	1,876	126,292
uniQure N.V. (Netherlands)(b)(c)	1,280	21,747
United Therapeutics Corp.(b)	1,252	208,082
UroGen Pharma Ltd.(b)	605	3,630
Vanda Pharmaceuticals, Inc.(b)	1,550	17,608
Vaxcyte, Inc.(b)(c)	1,450	33,596
Veracyte, Inc.(b)	1,913	53,181
Verastem, Inc.(b)	5,026	6,031
Vertex Pharmaceuticals, Inc.(b)	7,018	1,614,280
Verve Therapeutics, Inc.(b)(c)	1,318	43,033
Vir Biotechnology, Inc.(b)	3,604	90,785
Viracta Therapeutics, Inc.(b)	1,022	2,790
Vor BioPharma, Inc.(b)	1,022	9,229
Werewolf Therapeutics, Inc.(b)	748	5,356
Xencor, Inc.(b)	1,603	50,190
Xenon Pharmaceuticals, Inc. (Canada)(b)	1,427	45,236
Y-mAbs Therapeutics, Inc.(b)(c)	1,187	10,814
Zai Lab Ltd., ADR (China)(b)	1,924	105,243
Zentalis Pharmaceuticals, Inc.(b)(c)	1,263	63,011

		22,325,428

	Shares	Value
Health Care Equipment & Supplies-0.89%
Bioventus, Inc., Class A(b)	1,621	$21,073
Novocure Ltd.(b)(c)	2,867	234,693

		255,766

Health Care Providers & Services-0.89%
23andMe Holding Co., Class A(b)(c)	5,848	26,141
Castle Biosciences, Inc.(b)	704	30,476
Guardant Health, Inc.(b)(c)	2,790	184,893
PetIQ, Inc.(b)(c)	759	15,059

		256,569

Life Sciences Tools & Services-8.20%
AbCellera Biologics, Inc. (Canada)(b)(c)	7,764	67,624
Absci Corp.(b)(c)	2,564	24,025
Adaptive Biotechnologies Corp.(b)	3,889	56,118
Alpha Teknova, Inc.(b)	756	12,852
Codex DNA, Inc.(b)	825	8,415
Codexis, Inc.(b)	1,769	35,256
Compugen Ltd. (Israel)(b)	2,310	7,138
Harvard Bioscience, Inc.(b)	1,133	6,118
Illumina, Inc.(b)	4,314	1,408,952
Maravai LifeSciences Holdings, Inc., Class A(b)	3,615	141,238
MaxCyte, Inc.(b)	2,758	19,196
Medpace Holdings, Inc.(b)	996	152,358
NanoString Technologies, Inc.(b)	1,270	45,034
Nautilus Biotechnology, Inc.(b)(c)	3,432	13,728
Pacific Biosciences of California, Inc.(b)(c)	6,069	72,342
Personalis, Inc.(b)	1,191	12,506
Quantum-Si, Inc.(b)(c)	3,273	13,616
Rapid Micro Biosystems, Inc., Class A(b)	905	6,326
Seer, Inc.(b)(c)	1,575	24,129
Singular Genomics Systems, Inc.(b)	1,995	16,419
Syneos Health, Inc.(b)	2,864	226,829

		2,370,219

Pharmaceuticals-12.63%
Aclaris Therapeutics, Inc.(b)	1,700	25,330
Aerie Pharmaceuticals, Inc.(b)	1,302	10,807
Amphastar Pharmaceuticals, Inc.(b)	1,312	36,356
Aquestive Therapeutics, Inc.(b)(c)	1,121	3,128
Arvinas, Inc.(b)(c)	1,452	94,104
AstraZeneca PLC, ADR (United Kingdom)	16,707	1,017,122
ATAI Life Sciences N.V. (Germany)(b)	4,431	25,434
Atea Pharmaceuticals, Inc.(b)	2,294	14,544
Athira Pharma, Inc.(b)	1,023	9,371
Avadel Pharmaceuticals PLC, ADR(c)	1,604	12,928
Axsome Therapeutics, Inc.(b)(c)	1,029	28,925
BioDelivery Sciences International, Inc.(b)	2,726	15,211
Cara Therapeutics, Inc.(b)	1,463	15,171
Clearside Biomedical, Inc.(b)	1,688	2,692
Collegium Pharmaceutical, Inc.(b)	969	18,866
Cymabay Therapeutics, Inc.(b)	2,324	7,390
Edgewise Therapeutics, Inc.(b)(c)	1,401	16,518
Endo International PLC(b)	6,451	20,063
Esperion Therapeutics, Inc.(b)	1,849	7,562
Evolus, Inc.(b)(c)	1,547	14,155
EyePoint Pharmaceuticals, Inc.(b)	970	9,652
Fulcrum Therapeutics, Inc.(b)	1,128	12,408
Harmony Biosciences Holdings, Inc.(b)(c)	1,603	64,056
Harrow Health, Inc.(b)	735	5,667
Hutchmed China Ltd., ADR (China)(b)(c)	1,588	43,273

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Nasdaq Biotechnology ETF (IBBQ)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Pharmaceuticals-(continued)
Ikena Oncology, Inc.(b)(c)	995	$6,079
Innoviva, Inc.(b)	1,902	36,537
Intra-Cellular Therapies, Inc.(b)	2,479	137,535
Jazz Pharmaceuticals PLC(b)	1,704	234,164
KemPharm, Inc.(b)(c)	984	5,835
Landos Biopharma, Inc.(b)	1,122	2,390
Marinus Pharmaceuticals, Inc.(b)(c)	1,012	7,914
Nektar Therapeutics(b)(c)	2,897	29,665
NGM Biopharmaceuticals, Inc.(b)(c)	2,147	31,904
NRX Pharmaceuticals, Inc.	1,609	4,811
Ocular Therapeutix, Inc.(b)(c)	2,126	11,863
Omeros Corp.(b)(c)	1,725	12,420
Optinose, Inc.(b)	2,277	6,672
Pacira BioSciences, Inc.(b)(c)	1,238	82,562
Paratek Pharmaceuticals, Inc.(b)	1,400	4,928
Phathom Pharmaceuticals, Inc.(b)	865	15,682
Phibro Animal Health Corp., Class A	565	12,035
Pliant Therapeutics, Inc.(b)	998	8,952
Provention Bio, Inc.(b)(c)	1,741	10,916
Rain Therapeutics, Inc.(b)	473	2,829
Rani Therapeutics Holdings, Inc., Class A	553	9,230
Reata Pharmaceuticals, Inc., Class A(b)	866	28,353
Redhill Biopharma Ltd., ADR (Israel)(c)	1,293	2,832
Relmada Therapeutics, Inc.(b)	745	15,280
Revance Therapeutics, Inc.(b)	1,990	27,004
Royalty Pharma PLC, Class A(c)	11,827	464,328
Sanofi, ADR (France)	7,329	384,406
SIGA Technologies, Inc.(b)	2,034	12,204
Supernus Pharmaceuticals, Inc.(b)	1,458	46,583
Terns Pharmaceuticals, Inc.(b)	703	2,334

	Shares	Value
Pharmaceuticals-(continued)
TherapeuticsMD, Inc.(b)	11,695	$2,797
Theravance Biopharma, Inc.(b)	2,026	20,402
Tricida, Inc.(b)	1,544	12,290
Verrica Pharmaceuticals, Inc.(b)	747	6,260
Viatris, Inc.	33,305	366,688
WaVe Life Sciences Ltd.(b)	1,610	3,953
Xeris Biopharma Holdings, Inc.(b)	3,442	8,192
Zogenix, Inc.(b)	1,555	40,834

		3,650,396

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $35,498,274)		28,858,378

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-24.01%
Invesco Private Government Fund, 0.12%(d)(e)(f)	2,074,318	2,074,318
Invesco Private Prime Fund, 0.08%(d)(e)(f)	4,862,800	4,863,287

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,937,779)		6,937,605

TOTAL INVESTMENTS IN SECURITIES-123.88% (Cost $42,436,053)		35,795,983
OTHER ASSETS LESS LIABILITIES-(23.88)%		(6,899,188)

NET ASSETS-100.00%		$28,896,795

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$252,748	$(252,748)	$-	$-	$-	$1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Nasdaq Biotechnology ETF (IBBQ)–(continued)

February 28, 2022

(Unaudited)

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$262,268	$4,889,125	$(3,077,075)	$-	$-	$2,074,318	$87	*
Invesco Private Prime Fund	611,959	10,457,815	(6,206,142)	(174)	(171)	4,863,287	493	*

Total	$874,227	$15,599,688	$(9,535,965)	$(174)	$(171)	$6,937,605	$581

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Biotechnology	77.26
Pharmaceuticals	12.63
Life Sciences Tools & Services	8.20
Industry Types Each Less Than 3%	1.78
Money Market Funds Plus Other Assets Less Liabilities	0.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco PHLX Semiconductor ETF (SOXQ)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Electronic Equipment, Instruments & Components-1.27%
II-VI Incorporated(b)(c)	5,291	$367,513
IPG Photonics Corp.(b)	2,669	347,904

		715,417

Semiconductors & Semiconductor Equipment-98.61%
Advanced Micro Devices, Inc.(b)	31,689	3,908,521
Amkor Technology, Inc.	12,175	276,007
Analog Devices, Inc.	13,922	2,231,557
Applied Materials, Inc.	17,046	2,287,573
ASML Holding N.V., New York Shares (Netherlands)	3,155	2,102,839
Azenta, Inc.	3,714	325,049
Broadcom, Inc.	9,057	5,320,444
Entegris, Inc.	6,752	881,001
Intel Corp.	101,952	4,863,110
KLA Corp.	6,143	2,140,836
Lam Research Corp.	3,676	2,063,523
Lattice Semiconductor Corp.(b)	6,832	427,820
Marvell Technology, Inc.	35,248	2,408,496
Microchip Technology, Inc.	27,643	1,944,132
Micron Technology, Inc.	29,858	2,653,182
Monolithic Power Systems, Inc.	2,293	1,051,799
NVIDIA Corp.	15,364	3,746,511
NXP Semiconductors N.V. (China)	11,231	2,135,238
ON Semiconductor Corp.(b)	21,448	1,342,859
Power Integrations, Inc.	3,008	270,720
Qorvo, Inc.(b)	5,496	751,743
QUALCOMM, Inc.	27,780	4,777,882

	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Silicon Laboratories, Inc.(b)	1,994	$306,498
Skyworks Solutions, Inc.	8,231	1,137,277
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	21,415	2,291,619
Teradyne, Inc.	8,116	957,039
Texas Instruments, Inc.	13,028	2,214,630
Wolfspeed, Inc.(b)(c)	5,798	595,571

		55,413,476

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $57,467,518)		56,128,893

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.49%
Invesco Private Government Fund, 0.12%(d)(e)(f)	250,787	250,787
Invesco Private Prime Fund, 0.08%(d)(e)(f)	585,111	585,169

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $836,002)		835,956

TOTAL INVESTMENTS IN SECURITIES-101.37% (Cost $58,303,520)		56,964,849
OTHER ASSETS LESS LIABILITIES-(1.37)%		(767,497)

NET ASSETS-100.00%		$56,197,352

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$763	$369,679	$(370,442)	$-	$-	$-	$4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco PHLX Semiconductor ETF (SOXQ)–(continued)

February 28, 2022

(Unaudited)

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$105,927	$1,921,627	$(1,776,767)	$-	$-	$250,787	$23	*
Invesco Private Prime Fund	247,162	4,161,911	(3,823,734)	(46)	(124)	585,169	177	*

Total	$353,852	$6,453,217	$(5,970,943)	$(46)	$(124)	$835,956	$204

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Semiconductors & Semiconductor
Equipment	98.61
Electronic Equipment, Instruments &
Components	1.27
Money Market Funds Plus Other Assets
Less Liabilities	0.12

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Solar ETF (TAN)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.15%
Building Products-0.82%
Luoyang Glass Co. Ltd., H Shares (China)(b)(c)(d)	10,661,692	$18,280,058

Chemicals-2.48%
Hanwha Solutions Corp. (South Korea)(c)	1,933,292	55,062,664

Construction & Engineering-0.79%
ReneSola Ltd., ADR (China)(c)(d)	2,905,721	17,463,383

Electrical Equipment-10.37%
Array Technologies, Inc.(c)(d)	3,972,021	44,645,516
Beam Global(b)(c)(d)	519,139	7,532,707
Shoals Technologies Group, Inc., Class A(c)(d)	3,233,966	51,129,003
Soltec Power Holdings S.A. (Spain)(c)(d)	2,115,563	11,509,768
Sunrun, Inc.(c)(d)	4,236,690	115,577,984

		230,394,978

Independent Power and Renewable Electricity Producers-24.28%
Atlantica Sustainable Infrastructure PLC (Spain)(d)	2,000,098	67,503,307
Azure Power Global Ltd. (India)(c)(d)	900,836	14,908,836
Beijing Enterprises Clean Energy Group Ltd. (China)(c)	1,032,972,593	13,616,619
Doral Group Renewable Energy Resources Ltd. (Israel)(c)(d)	3,224,073	12,933,912
Encavis AG (Germany)(d)	3,721,874	64,252,913
Energix-Renewable Energies Ltd. (Israel)	5,455,373	22,268,104
Enlight Renewable Energy Ltd. (Israel)(c)(d)	17,690,138	42,852,827
GCL New Energy Holdings Ltd. (China)(c)	536,497,318	11,809,711
Grenergy Renovables S.A. (Spain)(d)	369,690	11,668,131
Neoen S.A. (France)(c)(d)(e)	1,018,431	38,639,756
OY Nofar Energy Ltd. (Israel)(c)	799,001	21,640,589
RENOVA, Inc. (Japan)(c)(d)	931,511	11,508,923
Scatec ASA (South Africa)(e)	2,564,392	36,977,240
Solaria Energia y Medio Ambiente S.A. (Spain)(c)(d)	2,834,109	52,022,518
Sunnova Energy International, Inc.(c)(d)	2,866,624	57,762,474
West Holdings Corp. (Japan)(d)	516,615	19,570,997
Xinyi Energy Holdings Ltd. (China)(d)	76,594,585	39,136,415

		539,073,272

Mortgage REITs-2.68%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(d)	1,255,628	59,441,430

Semiconductors & Semiconductor Equipment-58.73%
Canadian Solar, Inc. (Canada)(c)(d)	1,794,432	56,811,717
Daqo New Energy Corp., ADR (China)(c)(d)	2,155,469	103,376,293

Investment Abbreviations:

ADR -American Depositary Receipt

REIT -Real Estate Investment Trust

	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Enphase Energy, Inc.(c)	1,212,328	$202,095,077
First Solar, Inc.(c)(d)	2,030,568	152,881,465
Flat Glass Group Co. Ltd., H Shares (China)(d)	13,071,442	53,866,981
Gigasolar Materials Corp. (Taiwan)	1,894,000	11,449,340
JinkoSolar Holding Co. Ltd., ADR (China)(c)(d)	1,421,906	71,962,663
Maxeon Solar Technologies Ltd.(c)(d)	1,140,856	12,366,879
Meyer Burger Technology AG (Switzerland)(c)(d)	103,934,493	38,956,431
Motech Industries, Inc. (Taiwan)(b)	14,574,000	16,255,920
SMA Solar Technology AG (Germany)(d)	795,344	31,748,976
SolarEdge Technologies, Inc.(c)(d)	843,372	269,389,884
SunPower Corp.(c)(d)	3,078,475	55,197,057
TSEC Corp. (Taiwan)(b)(c)	16,106,000	22,336,751
United Renewable Energy Co. Ltd. (Taiwan)(c)	50,386,458	37,384,155
Xinyi Solar Holdings Ltd. (China)	93,015,815	168,087,245

		1,304,166,834

Total Common Stocks & Other Equity Interests (Cost $2,779,229,292)		2,223,882,619

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)(f) (Cost $691,954)	691,954	691,954

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.18% (Cost $2,779,921,246)		2,224,574,573

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-26.13%
Invesco Private Government Fund, 0.12%(b)(f)(g)	174,077,816	174,077,816
Invesco Private Prime Fund, 0.08%(b)(f)(g)	406,140,957	406,181,579

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $580,303,120)		580,259,395

TOTAL INVESTMENTS IN SECURITIES-126.31% (Cost $3,360,224,366)		2,804,833,968
OTHER ASSETS LESS LIABILITIES-(26.31)%		(584,301,986)

NET ASSETS-100.00%		$2,220,531,982

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Solar ETF (TAN)–(continued)

February 28, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$22,392,028	$99,565,764	$(121,265,838)	$-	$-	$691,954	$801
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	248,743,131	502,725,257	(577,390,572)	-	-	174,077,816	26,350	*
Invesco Private Prime Fund	581,927,213	997,417,189	(1,172,997,383)	(43,730)	(121,710)	406,181,579	252,053	*
Investments in Other Affiliates:
Anji Technology Co. Ltd.	9,755,635	-	(8,186,704)	5,725,615	(7,294,546)	-	-
Beam Global***	12,568,322	9,714,396	(4,834,358)	(5,633,764)	(4,281,889)	7,532,707	-
Luoyang Glass Co. Ltd., H Shares**	31,425,445	4,660,278	(18,257,103)	(6,015,964)	6,467,402	18,280,058	-
Motech Industries, Inc.**	24,899,702	5,151,774	(15,647,468)	4,109,472	(2,257,560)	16,255,920	-
Sunwork, Inc.	11,990,259	6,174,371	(9,561,308)	8,325,754	(16,929,076)	-	-
TSEC Corp.**	28,150,071	6,087,102	(19,513,971)	8,703,152	(1,089,603)	22,336,751	-

Total	$971,851,806	$1,631,496,131	$(1,947,654,705)	$15,170,535	$(25,506,982)	$645,356,785	$279,204

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

**	As of February 28, 2022, this security was not considered as an affiliate of the Fund.
***	As of August 31, 2021, this security was not considered as an affiliate of the Fund.

(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at February 28, 2022.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $75,616,996, which represented 3.41% of the Fund’s Net Assets.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

This Fund has holdings greater than 10% of net assets in the following country:

China	22.41%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Solar ETF (TAN)–(continued)

February 28, 2022

(Unaudited)

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Semiconductors & Semiconductor Equipment	58.73
Independent Power and Renewable Electricity Producers	24.28
Electrical Equipment	10.37
Industry Types Each Less Than 3%	6.77
Money Market Funds Plus Other Assets Less Liabilities	(0.15)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Statements of Assets and Liabilities

February 28, 2022

(Unaudited)

	Invesco Nasdaq Biotechnology ETF (IBBQ)	Invesco PHLX Semiconductor ETF (SOXQ)	Invesco Solar ETF (TAN)
Assets:
Unaffiliated investments in securities, at value(a)	$28,858,378	$56,128,893	$2,216,349,912
Affiliated investments in securities, at value	6,937,605	835,956	588,484,056
Cash	822	5,796	364
Foreign currencies, at value	-	-	689,826
Deposits with brokers:
Cash segregated as collateral	-	-	13,056,433
Receivable for:
Dividends	40,172	70,722	-
Securities lending	1,106	59	150,892
Investments sold	-	-	1,148
Fund shares sold	-	-	18,127,283
Foreign tax reclaims	-	-	182,370
Other assets	-	-	7,070

Total assets	35,838,083	57,041,426	2,837,049,354

Liabilities:
Payable for:
Investments purchased	-	-	21,165,215
Collateral upon return of securities loaned	6,937,779	836,002	580,303,120
Collateral upon receipt of securities in-kind	-	-	13,056,433
Accrued unitary management fees	3,509	8,072	-
Accrued advisory fees	-	-	766,163
Accrued trustees’ and officer’s fees	-	-	15,695
Accrued expenses	-	-	1,202,857
Accrued tax expenses	-	-	7,889

Total liabilities	6,941,288	844,074	616,517,372

Net Assets	$28,896,795	$56,197,352	$2,220,531,982

Net assets consist of:
Shares of beneficial interest	$36,119,113	$50,909,351	$3,137,008,670
Distributable earnings (loss)	(7,222,318)	5,288,001	(916,476,688)

Net Assets	$28,896,795	$56,197,352	$2,220,531,982

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,440,001	2,080,001	31,208,000
Net asset value	$20.07	$27.02	$71.15

Market price	$20.06	$26.98	$71.36

Unaffiliated investments in securities, at cost	$35,498,274	$57,467,518	$2,759,957,259

Affiliated investments in securities, at cost	$6,937,779	$836,002	$600,267,107

Foreign currencies, at cost	$-	$-	$689,898

(a) Includes securities on loan with an aggregate value of:	$6,797,185	$820,268	$608,204,453

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Statements of Operations

For the six months ended February 28, 2022

(Unaudited)

	Invesco Nasdaq Biotechnology ETF (IBBQ)	Invesco PHLX Semiconductor ETF (SOXQ)	Invesco Solar ETF (TAN)
Investment income:
Unaffiliated dividend income	$131,587	$345,735	$536,488
Affiliated dividend income	1	4	801
Securities lending income	3,503	224	1,865,481
Foreign withholding tax	-	(6,133)	(27,761)

Total investment income	135,091	339,830	2,375,009

Expenses:
Unitary management fees	33,711	54,671	-
Advisory fees	-	-	7,341,370
Sub-licensing fees	-	-	2,055,579
Accounting & administration fees	-	-	105,596
Custodian & transfer agent fees	-	-	64,197
Trustees’ and officer’s fees	-	-	10,398
Other expenses	-	-	82,412

Total expenses	33,711	54,671	9,659,552

Less: Waivers	(24,611)	(34,905)	-

Net expenses	9,100	19,766	9,659,552

Net investment income (loss)	125,991	320,064	(7,284,543)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(671,699)	(362,252)	(16,545,796)
Affiliated investment securities	(171)	(124)	(25,506,982)
In-kind redemptions	75,295	6,955,666	204,914,534
Foreign currencies	-	-	(103,574)

Net realized gain (loss)	(596,575)	6,593,290	162,758,182

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(8,949,518)	(4,996,723)	(762,230,113)
Affiliated investment securities	(174)	(46)	15,170,535
Foreign currencies	-	-	(21,104)

Change in net unrealized appreciation (depreciation)	(8,949,692)	(4,996,769)	(747,080,682)

Net realized and unrealized gain (loss)	(9,546,267)	1,596,521	(584,322,500)

Net increase (decrease) in net assets resulting from operations	$(9,420,276)	$1,916,585	$(591,607,043)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Statements of Changes in Net Assets

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	Invesco Nasdaq Biotechnology ETF (IBBQ)		Invesco PHLX Semiconductor ETF (SOXQ)		Invesco Solar ETF (TAN)
	Six Months Ended February 28, 2022	Period Ended August 31, 2021(a)	Six Months Ended February 28, 2022	Period Ended August 31, 2021(a)	Six Months Ended February 28, 2022	Year Ended August 31, 2021
Operations:
Net investment income (loss)	$125,991	$85,123	$320,064	$147,084	$(7,284,543)	$(1,656,887)
Net realized gain (loss)	(596,575)	814,104	6,593,290	877,721	162,758,182	945,864,381
Change in net unrealized appreciation (depreciation)	(8,949,692)	2,309,622	(4,996,769)	3,658,098	(747,080,682)	(400,052,910)

Net increase (decrease) in net assets resulting from operations	(9,420,276)	3,208,849	1,916,585	4,682,903	(591,607,043)	544,154,584

Distributions to Shareholders from:
Distributable earnings	(186,834)	-	(411,270)	-	-	(3,100,002)

Shareholder Transactions:
Proceeds from shares sold	27,859,981	69,388,017	33,588,629	73,208,006	744,576,182	3,176,990,404
Value of shares repurchased	(41,025,031)	(20,927,911)	(42,059,429)	(14,728,072)	(1,151,184,671)	(1,834,571,394)

Net increase (decrease) in net assets resulting from share transactions	(13,165,050)	48,460,106	(8,470,800)	58,479,934	(406,608,489)	1,342,419,010

Net increase (decrease) in net assets	(22,772,160)	51,668,955	(6,965,485)	63,162,837	(998,215,532)	1,883,473,592

Net assets:
Beginning of period	51,668,955	-	63,162,837	-	3,218,747,514	1,335,273,922

End of period	$28,896,795	$51,668,955	$56,197,352	$63,162,837	$2,220,531,982	$3,218,747,514

Changes in Shares Outstanding:
Shares sold	1,210,000	2,730,001	1,160,000	2,900,001	8,160,000	35,760,000
Shares repurchased	(1,690,000)	(810,000)	(1,420,000)	(560,000)	(14,320,000)	(21,920,000)
Shares outstanding, beginning of period	1,920,001	-	2,340,001	-	37,368,000	23,528,000

Shares outstanding, end of period	1,440,001	1,920,001	2,080,001	2,340,001	31,208,000	37,368,000

(a)	For the period June 9, 2021 (commencement of investment operations) through August 31, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Financial Highlights

Invesco Nasdaq Biotechnology ETF (IBBQ)

	Six Months Ended February 28, 2022 (Unaudited)		For the Period June 9, 2021(a) Through August 31, 2021
Per Share Operating Performance:
Net asset value at beginning of period	$26.91		$25.34

Net investment income(b)	0.09		0.04
Net realized and unrealized gain (loss) on investments	(6.78)		1.53

Total from investment operations	(6.69)		1.57

Distributions to shareholders from:
Net investment income	(0.15)		-

Net asset value at end of period	$20.07		$26.91

Market price at end of period(c)	$20.06		$26.87

Net Asset Value Total Return(d)	(24.97)%		6.19	%(e)
Market Price Total Return(d)	(24.90)%		6.04	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$28,897		$51,669
Ratio to average net assets of:
Expenses, after Waivers	0.05	%(f)	-	%(f)
Expenses, prior to Waivers	0.19	%(f)	0.19	%(f)
Net investment income	0.71	%(f)	0.65	%(f)
Portfolio turnover rate(g)	12%		8%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (June 11, 2021, the first day of trading on the exchange) to August 31, 2021 was 5.16%. The market price total return from Fund Inception to August 31, 2021 was 5.00%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Financial Highlights–(continued)

Invesco PHLX Semiconductor ETF (SOXQ)

	Six Months Ended February 28, 2022 (Unaudited)		For the Period June 9, 2021(a) Through August 31, 2021
Per Share Operating Performance:
Net asset value at beginning of period	$26.99		$24.88

Net investment income(b)	0.16		0.06
Net realized and unrealized gain on investments	0.10		2.05

Total from investment operations	0.26		2.11

Distributions to shareholders from:
Net investment income	(0.23)		-

Net asset value at end of period	$27.02		$26.99

Market price at end of period(c)	$26.98		$27.06

Net Asset Value Total Return(d)	0.92%		8.48	%(e)
Market Price Total Return(d)	0.51%		8.76	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$56,197		$63,163
Ratio to average net assets of:
Expenses, after Waivers	0.07	%(f)	-	%(f)
Expenses, prior to Waivers	0.19	%(f)	0.19	%(f)
Net investment income	1.11	%(f)	1.09	%(f)
Portfolio turnover rate(g)	9%		4%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (June 11, 2021, the first day of trading on the exchange) to August 31, 2021 was 6.72%. The market price total return from Fund Inception to August 31, 2021 was 7.08%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Financial Highlights–(continued)

Invesco Solar ETF (TAN)

	Six Months Ended
	February 28,
	2022		Years Ended August 31,
	(Unaudited)		2021	2020	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$86.14		$56.75	$30.63	$21.92	$21.62	$20.89

Net investment income (loss)(a)	(0.20)		(0.05)	0.17	0.05	0.54	0.49
Net realized and unrealized gain (loss) on investments	(14.79)		29.53	26.04	8.79	0.20	1.07

Total from investment operations	(14.99)		29.48	26.21	8.84	0.74	1.56

Distributions to shareholders from:
Net investment income	-		(0.09)	(0.09)	(0.13)	(0.44)	(0.83)

Net asset value at end of period	$71.15		$86.14	$56.75	$30.63	$21.92	$21.62

Market price at end of period	$71.36	(b)	$85.59 (b)	$56.84 (b)	$30.54 (b)	$21.82 (b)	$21.70

Net Asset Value Total Return(c)	(17.40)%		51.93%	85.82%	40.73%	3.19%	8.72%
Market Price Total Return(c)	(16.63)%		50.72%	86.67%	40.96%	2.33%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,220,532		$3,218,748	$1,335,274	$456,086	$319,383	$360,008
Ratio to average net assets of:
Expenses, after Waivers	0.66	%(d)	0.65%	0.69%	0.70%	0.65%	0.70%
Expenses, prior to Waivers	0.66	%(d)	0.65%	0.69%	0.71%	0.69%	0.76%
Net investment income (loss)	(0.50	)%(d)	(0.05)%	0.49%	0.22%	2.23%	2.57%
Portfolio turnover rate(e)	16%		55%	28%	29%	54%	57%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 28, 2022

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco Nasdaq Biotechnology ETF (IBBQ)	“Nasdaq Biotechnology ETF”
Invesco PHLX Semiconductor ETF (SOXQ)	“PHLX Semiconductor ETF”
Invesco Solar ETF (TAN)	“Solar ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market, except for Shares of Solar ETF, which are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
Nasdaq Biotechnology ETF	Nasdaq Biotechnology Index®
PHLX Semiconductor ETF	PHLX Semiconductor Sector Index®
Solar ETF	MAC Global Solar Energy Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value

19

debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income

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per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund (except for Solar ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Solar ETF declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund (except for Solar ETF) has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Solar ETF is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, licensing fees related to its Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee (if applicable) and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee (if applicable) and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates

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and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

On September 14, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, to serve as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also continues to serve as a lending agent. Prior to September 14, 2021, BNYM served as the sole securities lending agent for each Fund under the securities lending program. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the period September 14, 2021 through February 28, 2022, each Fund had affiliated securities lending transactions with Invesco. The fees paid to Invesco for the Funds (except for Solar ETF) were less than $500. The Solar ETF paid Invesco $14,355 in fees for securities lending agent services.

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

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K.	Other Risks

ADR and GDR Risk. Certain Funds may invest in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging markets securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less

23

stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Micro-Capitalization Company Risk. Investments in the securities of micro-capitalization companies involve substantially greater risks of loss and price fluctuations than other securities with larger capitalizations. Micro-capitalization companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experience significant losses), their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-capitalization companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources, and they may lack management depth or may be overly reliant on specific key individuals. In addition, less public information may be available about these companies. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty.

The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

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NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of each Fund’s investments, managing each Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, Solar ETF accrues daily and pays monthly to the Adviser an annual fee equal to 0.50% of the Fund’s average daily net assets. The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”), pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of Solar ETF (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if applicable, and extraordinary expenses) from exceeding 0.65% of the Fund’s average daily net assets per year through August 31, 2023 (the “Expense Cap”). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

Pursuant to another Investment Advisory Agreement, each Fund listed below accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)
Nasdaq Biotechnology ETF	0.19%
PHLX Semiconductor ETF	0.19%

Prior to December 17, 2021, the Adviser waived 100% of its unitary management fee for Nasdaq Biotechnology ETF and PHLX Semiconductor ETF.

Further, through at least August 31, 2023, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This agreement is not subject to recapture by the Adviser.

For the six months ended February 28, 2022, the Adviser waived fees for each Fund in the following amounts:

Nasdaq Biotechnology ETF	$24,611
PHLX Semiconductor ETF	34,905
Solar ETF	-

The fees waived and/or expenses borne by the Adviser, pursuant to the Expense Cap, for Solar ETF are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser. There are no amounts available for potential recapture by the Adviser as of February 28, 2022.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
Nasdaq Biotechnology ETF	Nasdaq, Inc.
PHLX Semiconductor ETF	Nasdaq, Inc.
Solar ETF	MAC Indexing LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

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For the six months ended February 28, 2022, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

Nasdaq Biotechnology ETF	$2,057
PHLX Semiconductor ETF	619
Solar ETF	3,269

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Nasdaq Biotechnology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$28,696,739	$161,639	$-	$28,858,378
Money Market Funds	-	6,937,605	-	6,937,605

Total Investments	$28,696,739	$7,099,244	$-	$35,795,983

PHLX Semiconductor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$56,128,893	$-	$-	$56,128,893
Money Market Funds	-	835,956	-	835,956

Total Investments	$56,128,893	$835,956	$-	$56,964,849

Solar ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,763,582,414	$460,300,205	$-	$2,223,882,619
Money Market Funds	691,954	580,259,395	-	580,951,349

Total Investments	$1,764,274,368	$1,040,559,600	$-	$2,804,833,968

A reconciliation of Level 3 investments is presented when a Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

26

    The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended February 28, 2022:

	Value 08/31/21	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 02/28/22
Solar ETF
Common Stocks & Other Equity Interests	$44,976,464	$-	$(56,209,102)	$-	$38,905,753	$(27,673,115)	$-	$-	$-

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

    Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Funds had capital loss carryforwards as of August 31, 2021, as follows:

	No expiration
	Short-Term	Long-Term	Total*
Nasdaq Biotechnology ETF	$6,726	$-	$6,726
PHLX Semiconductor ETF	22,165	-	22,165
Solar ETF	138,840,742	267,931,501	406,772,243

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six months ended February 28, 2022, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Nasdaq Biotechnology ETF	$4,311,167	$4,513,323
PHLX Semiconductor ETF	5,261,764	5,425,142
Solar ETF	477,517,950	514,953,586

    For the six months ended February 28, 2022, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales
Nasdaq Biotechnology ETF	$27,772,835	$40,821,537
PHLX Semiconductor ETF	33,567,228	41,970,794
Solar ETF	648,943,857	994,226,576

    Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

    At February 28, 2022, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Nasdaq Biotechnology ETF	$280,609	$(6,935,800)	$(6,655,191)	$42,451,174
PHLX Semiconductor ETF	2,157,165	(3,496,167)	(1,339,002)	58,303,851
Solar ETF	91,226,749	(756,016,700)	(664,789,951)	3,469,623,919

27

NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for Nasdaq Biotechnology ETF and PHLX Semiconductor ETF. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

    The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

    To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

    Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

    Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

28

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II (excluding Invesco Nasdaq Biotechnology ETF and Invesco PHLX Semiconductor ETF), you incur advisory fees and other Fund expenses. As a shareholder of Invesco Nasdaq Biotechnology ETF and Invesco PHLX Semiconductor ETF, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2021 through February 28, 2022.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Nasdaq Biotechnology ETF (IBBQ)
Actual	$1,000.00	$750.30	0.05%	$0.22
Hypothetical (5% return before expenses)	1,000.00	1,024.55	0.05	0.25
Invesco PHLX Semiconductor ETF (SOXQ)
Actual	1,000.00	1,009.20	0.07	0.35
Hypothetical (5% return before expenses)	1,000.00	1,024.45	0.07	0.35
Invesco Solar ETF (TAN)
Actual	1,000.00	826.00	0.66	2.99
Hypothetical (5% return before expenses)	1,000.00	1,021.52	0.66	3.31

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2022. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

29

(This Page Intentionally Left Blank)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

© 2022 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-TRST2-SAR-2	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

February 28, 2022

PLW	Invesco 1-30 Laddered Treasury ETF

PWZ	Invesco California AMT-Free Municipal Bond ETF

PCEF	Invesco CEF Income Composite ETF

PHB	Invesco Fundamental High Yield® Corporate Bond ETF

PFIG	Invesco Fundamental Investment Grade Corporate Bond ETF

PZA	Invesco National AMT-Free Municipal Bond ETF

PZT	Invesco New York AMT-Free Municipal Bond ETF

PGX	Invesco Preferred ETF

BAB	Invesco Taxable Municipal Bond ETF

CLTL	Invesco Treasury Collateral ETF

VRP	Invesco Variable Rate Preferred ETF

PVI	Invesco VRDO Tax-Free ETF

2

Invesco 1-30 Laddered Treasury ETF (PLW)

February 28, 2022

(Unaudited)

Schedule of Investments

	Principal Amount	Value
U.S. Treasury Securities-99.88%

U.S. Treasury Bonds-86.55%
7.13%, 02/15/2023	$13,199,500	$13,966,348
7.63%, 02/15/2025	11,887,500	13,965,955
6.00%, 02/15/2026	12,019,600	14,014,572
6.63%, 02/15/2027(a)	11,395,000	14,024,752
5.25%, 02/15/2029	11,506,900	14,093,255
5.38%, 02/15/2031	23,919,300	31,001,655
4.50%, 02/15/2036(a)	29,894,100	39,530,276
4.75%, 02/15/2037	10,376,300	14,159,191
4.38%, 02/15/2038	10,703,700	14,180,312
3.50%, 02/15/2039	11,761,000	14,132,495
4.63%, 02/15/2040	10,279,000	14,092,268
4.75%, 02/15/2041	10,068,800	14,033,390
3.13%, 02/15/2042	12,349,600	14,064,554
3.13%, 02/15/2043	12,338,000	14,018,089
3.63%, 02/15/2044	11,420,200	14,000,005
2.50%, 02/15/2045	13,584,700	13,992,241
2.50%, 02/15/2046	13,558,100	14,007,742
3.00%, 02/15/2047	12,369,900	14,016,160
3.00%, 02/15/2048	12,257,200	14,066,573
3.00%, 02/15/2049	12,170,200	14,084,630
2.00%, 02/15/2050	14,793,100	14,122,210
1.88%, 02/15/2051	15,243,600	14,142,012
2.25%, 02/15/2052	14,694,000	14,917,854

		366,626,539

U.S. Treasury Notes-13.33%
2.75%, 02/15/2024	13,644,200	13,993,833

	Principal Amount	Value
U.S. Treasury Notes-(continued)
2.75%, 02/15/2028	$13,349,200	$14,078,192
1.50%, 02/15/2030	14,463,100	14,137,115
1.88%, 02/15/2032(a)	14,236,000	14,286,048

		56,495,188

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $435,001,193)		423,121,727

	Shares
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-10.93%
Invesco Private Government Fund, 0.12%(b)(c)(d)	13,882,721	13,882,721
Invesco Private Prime Fund, 0.08%(b)(c)(d)	32,389,777	32,393,017

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $46,277,129)		46,275,738

TOTAL INVESTMENTS IN SECURITIES-110.81% (Cost $481,278,322)		469,397,465
OTHER ASSETS LESS LIABILITIES-(10.81)%		(45,780,571)

NET ASSETS-100.00%		$423,616,894

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at February 28, 2022.
(b)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$66,933	$2,990,741	$(3,057,674)	$-	$-	$-	$22
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	53,345,881	(39,463,160)	-	-	13,882,721	1,382	*
Invesco Private Prime Fund	-	106,024,454	(73,623,656)	(1,391)	(6,390)	32,393,017	10,286	*

Total	$66,933	$162,361,076	$(116,144,490)	$(1,391)	$(6,390)	$46,275,738	$11,690

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco 1-30 Laddered Treasury ETF (PLW)–(continued)

February 28, 2022

(Unaudited)

Portfolio Composition
Duration Breakdown (% of the Fund’s Net Assets)
as of February 28, 2022
Maturing in 0-5 Years	16.52
Maturing in 6-10 Years	20.68
Maturing in 11-15 Years	12.67
Maturing in 16-20 Years	16.65
Maturing in 21-25 Years	16.53
Maturing in 26-30 Years	16.83
Money Market Funds Plus Other Assets Less Liabilities	0.12

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco California AMT-Free Municipal Bond ETF (PWZ)

February 28, 2022

(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-95.72%
California-95.54%
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(a)	3.00%	10/01/2034	$2,000	$2,075,352
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(a)	5.00%	10/01/2035	1,500	1,714,903
Anaheim (City of), CA Public Financing Authority, Series 2014 A, Ref. RB(b)(c)	5.00%	05/01/2024	540	583,589
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	3,000	3,295,575
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2038	150	165,697
California (State of), Series 2013, GO Bonds	5.00%	04/01/2037	1,160	1,209,491
California (State of), Series 2013, GO Bonds	5.00%	04/01/2043	2,000	2,083,560
California (State of), Series 2013, GO Bonds	5.00%	11/01/2043	1,965	2,085,351
California (State of), Series 2014, GO Bonds	5.00%	10/01/2044	1,000	1,084,273
California (State of), Series 2014, Ref. GO Bonds	4.00%	11/01/2044	520	551,171
California (State of), Series 2015, GO Bonds	4.00%	03/01/2045	195	207,865
California (State of), Series 2015, GO Bonds	5.00%	03/01/2045	1,000	1,098,755
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2035	1,500	1,671,410
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	2,000	2,278,270
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2036	1,000	1,147,533
California (State of), Series 2017, GO Bonds	5.00%	11/01/2047	3,475	4,062,875
California (State of), Series 2018, GO Bonds	5.00%	10/01/2047	1,720	1,938,888
California (State of), Series 2019, Ref. GO Bonds	4.00%	10/01/2037	4,000	4,557,818
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	660	742,505
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	2,860	2,826,948
California (State of), Series 2021, GO Bonds	4.00%	10/01/2039	4,990	5,725,970
California (State of), Series 2021, GO Bonds	2.38%	12/01/2043	2,000	1,832,800
California (State of), Series 2021, GO Bonds	3.00%	12/01/2043	400	404,866
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	1,200	1,490,632
California (State of), Series 2021, GO Bonds	3.00%	12/01/2046	750	752,214
California (State of), Series 2021, GO Bonds	5.00%	12/01/2046	500	617,501
California (State of), Series 2021, GO Bonds	2.50%	12/01/2049	750	675,940
California (State of), Series 2021, GO Bonds	3.00%	12/01/2049	625	622,394
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	500	571,841
California (State of) (Green Bonds), Series 2014, GO Bonds	5.00%	10/01/2037	1,500	1,629,588
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB(b)(c)	5.00%	12/01/2026	1,000	1,167,167
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB(b)(c)	5.00%	04/01/2026	2,000	2,283,352
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB(b)(c)	5.00%	04/01/2026	2,500	2,854,190
California (State of) Educational Facilities Authority (Stanford University), Series 2021, Ref. RB	2.25%	04/01/2051	400	341,353
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2053	2,000	2,338,414
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2035	500	569,649
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2042	6,500	7,495,389
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	4.00%	11/01/2044	110	121,223
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	5.00%	11/01/2047	6,000	8,339,253
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016 B, RB	5.00%	08/15/2055	1,000	1,132,871
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017, RB	5.00%	11/15/2056	145	168,467
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, RB	4.00%	06/01/2050	5,000	5,465,249
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2036	300	326,372
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	3.00%	10/01/2047	2,620	2,620,176
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2047	335	363,224

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco California AMT-Free Municipal Bond ETF (PWZ)–(continued)

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	4.00%	11/15/2040	$885	$974,710
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	22,000	24,621,555
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2015 A, Ref. RB(b)(c)	5.00%	08/15/2025	1,000	1,122,004
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	4.00%	11/15/2041	885	962,398
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	4.00%	11/15/2048	175	191,262
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	4.00%	11/15/2042	170	187,714
California (State of) Infrastructure & Economic Development Bank, Series 2016 A, RB(b)(c)	4.00%	10/01/2026	1,000	1,115,304
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015 A, Ref. RB	5.00%	11/01/2041	1,000	1,062,273
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015, Ref. RB	4.00%	11/01/2045	295	307,182
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2049	1,250	1,483,298
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	3.00%	07/01/2050	2,000	2,007,030
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	4.00%	07/01/2050	1,250	1,385,050
California (State of) Municipal Finance Authority (Clinicas Del Camino Real, Inc.), Series 2020, RB	4.00%	03/01/2050	3,085	3,345,899
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	1,000	1,078,473
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	5.00%	07/01/2042	1,000	1,144,426
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	4.00%	05/15/2046	500	545,772
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	3.00%	05/15/2051	1,000	954,578
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	3.00%	05/15/2054	1,000	942,338
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.00%	11/01/2047	1,000	1,107,610
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2047	500	562,550
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	1,000	1,168,263
California (State of) Municipal Finance Authority (Pomona College), Series 2017, Ref. RB(b)(c)	5.00%	01/01/2028	1,000	1,198,755
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing), Series 2019, RB	5.00%	05/15/2049	2,000	2,273,195
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2046	1,000	1,126,115
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2046	1,000	1,230,684
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2034	670	768,804
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group), Series 2015, Ref. RB(b)(c)	5.00%	11/01/2024	1,000	1,097,695
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	3.00%	04/01/2046	1,250	1,208,008
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	4.00%	04/01/2051	3,500	3,755,711
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2046	1,650	1,782,919
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2051	165	177,563
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	5.00%	08/15/2051	1,000	1,127,851
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	5.00%	12/01/2057	1,075	1,242,455
California (State of) Statewide Communities Development Authority (Kaiser Permanente), Series 2012 A, RB	5.00%	04/01/2042	5,000	5,017,046
California (State of) Statewide Communities Development Authority (Marin General Hospital) (Green Bonds), Series 2018, RB	4.00%	08/01/2045	1,000	1,018,963
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC), Series 2016, Ref. RB	5.00%	05/15/2040	1,000	1,113,059

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco California AMT-Free Municipal Bond ETF (PWZ)–(continued)

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC), Series 2017 A, RB	5.00%	05/15/2047	$1,500	$1,684,945
California State University, Series 2012 A, RB(b)(c)	5.00%	11/01/2022	500	514,110
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2038	4,515	5,063,007
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	12,410	14,049,795
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2045	1,700	1,921,703
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2037	500	580,962
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2048	3,000	3,576,997
Centinela Valley Union High School District (Election of 2010), Series 2012 B, GO Bonds(d)	5.00%	08/01/2050	800	814,350
Chabot-Las Positas Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	5,090	5,626,267
Chaffey Joint Union High School District (Election of 2012), Series 2015 B, GO Bonds	5.00%	08/01/2044	2,000	2,186,017
Chino Valley Unified School District, Series 2020 B, GO Bonds	5.00%	08/01/2055	5,000	6,060,664
Coachella Valley Unified School District (2005 Election), Series 2016 E, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2045	1,500	1,631,867
Compton Unified School District, Series 2019 B, GO Bonds, (INS - BAM)(a)	4.00%	06/01/2049	115	125,103
Contra Costa Community College District (Election of 2014), Series 2014 A, GO Bonds	4.00%	08/01/2039	100	105,871
East Bay Municipal Utility District Water System Revenue, Series 2015 A, Ref. RB	5.00%	06/01/2037	1,500	1,669,864
East Bay Municipal Utility District Water System Revenue (Green Bonds), Series 2017 A, RB	5.00%	06/01/2042	1,500	1,746,074
East Bay Municipal Utility District Water System Revenue (Green Bonds), Series 2017 A, RB	5.00%	06/01/2045	2,000	2,324,826
Folsom Cordova Unified School District, Series 2019 D, GO Bonds, (INS - AGM)(a)	4.00%	10/01/2044	250	275,899
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	2,000	2,091,340
Fremont Union High School District, Series 2019 A, GO Bonds	4.00%	08/01/2046	14,110	15,642,552
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2044	1,000	1,072,597
Irvine Unified School District (Community Facilities District No. 01-1), Series 2015, Ref. RB, (INS - BAM)(a)	5.00%	09/01/2038	2,600	2,844,763
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	2,000	2,195,598
Kaweah Delta Health Care District Guild, Series 2015 B, RB	4.00%	06/01/2045	240	256,117
Lodi Unified School District (Election of 2016), Series 2020, GO Bonds	3.00%	08/01/2043	5,000	5,069,560
Long Beach (City of), CA, Series 2015, RB	5.00%	05/15/2045	500	533,711
Long Beach (City of), CA, Series 2017 C, Ref. RB	5.00%	05/15/2047	1,500	1,738,693
Long Beach (City of), CA (Alamitos Bay Marina), Series 2015, RB	5.00%	05/15/2040	500	536,121
Long Beach Community College District, Series 2019 C, GO Bonds	4.00%	08/01/2049	1,500	1,661,410
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	1,000	1,176,542
Los Angeles (City of), CA Department of Airports, Series 2015 C, Ref. RB	5.00%	05/15/2038	2,000	2,212,376
Los Angeles (City of), CA Department of Airports, Series 2017 B, RB	5.00%	05/15/2042	3,500	4,046,303
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2045	1,500	1,837,805
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2048	1,900	2,314,107
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2044	610	721,487
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2040	3,000	3,641,376
Los Angeles (City of), CA Department of Water & Power, Series 2012 B, RB	5.00%	07/01/2043	2,000	2,025,885
Los Angeles (City of), CA Department of Water & Power, Series 2014 D, RB	5.00%	07/01/2039	1,000	1,082,837
Los Angeles (City of), CA Department of Water & Power, Series 2015 E, RB	5.00%	07/01/2044	1,000	1,081,636
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	1,000	1,119,947
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	2,500	2,795,924
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, RB	5.00%	07/01/2042	1,500	1,682,289
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	1,500	1,721,323
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, RB	5.00%	07/01/2048	2,000	2,341,588
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2048	5,000	5,922,941
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2049	2,235	2,676,170
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2039	2,250	2,781,265
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2037	1,000	1,245,850
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2040	1,000	1,234,144
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2041	1,000	1,231,530
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2045	3,750	4,633,471
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2051	3,250	3,982,493
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	6,500	7,580,078
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2041	1,000	1,167,276

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco California AMT-Free Municipal Bond ETF (PWZ)–(continued)

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	$2,000	$2,391,087
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2044	2,000	2,180,484
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	4.00%	12/01/2040	185	199,522
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	1,050	1,167,057
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2049	10,645	12,975,437
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	3.00%	12/01/2050	3,585	3,529,269
Los Angeles (County of), CA Public Works Financing Authority (Multiple Capital Project II), Series 2012, RB(b)	5.00%	08/01/2037	1,130	1,150,460
Los Angeles (County of), CA Public Works Financing Authority (Multiple Capital Project II), Series 2012, RB(b)	5.00%	08/01/2042	2,330	2,372,187
Los Angeles Community College District, Series 2016, Ref. GO Bonds	5.00%	08/01/2036	1,000	1,149,244
Los Angeles Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2037	1,215	1,336,423
Los Angeles Community College District (Election of 2008), Series 2017 J, GO Bonds	4.00%	08/01/2041	250	276,882
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	3.00%	08/01/2039	3,800	3,883,821
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	4.00%	08/01/2039	100	109,815
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	5,000	6,015,114
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2040	1,000	1,136,149
Los Angeles Unified School District, Series 2020 C, GO Bonds	3.00%	07/01/2045	1,000	1,012,983
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2038	1,000	1,185,253
Madera Unified School District (Election of 2014), Series 2017, GO Bonds	4.00%	08/01/2046	3,000	3,320,953
Marin (County of), CA Healthcare District (Election of 2013), Series 2015, GO Bonds	4.00%	08/01/2040	190	205,670
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	5.00%	08/01/2041	5,000	5,857,761
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	150	165,172
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	2,000	2,428,886
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2046	1,000	1,246,924
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2051	1,000	1,241,248
Moreno Valley Unified School District, Series 2021 C, GO Bonds, (INS - BAM)(a)	3.00%	08/01/2050	3,000	3,011,772
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	3,000	3,298,240
Mountain View Shoreline Regional Park Community, Series 2018 A, RB, (INS - AGM)(a)	5.00%	08/01/2048	5,000	5,813,012
Ontario (City of), CA International Airport Authority, Series 2021 A, RB, (INS - AGM)(a)	5.00%	05/15/2046	1,500	1,832,593
Ontario (City of), CA International Airport Authority, Series 2021 A, RB, (INS - AGM)(a)	4.00%	05/15/2051	2,000	2,217,150
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2041	3,000	3,635,167
Orange (County of), CA Water District, Series 2017 A, Ref. RB	4.00%	08/15/2041	2,000	2,193,236
Orange (County of), CA Water District, Series 2021 A, COP	4.00%	02/15/2025	1,500	1,616,367
Oxnard Union High School District, Series 2020 B, GO Bonds	5.00%	08/01/2045	2,180	2,607,509
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2041	1,000	1,128,021
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2047	2,605	2,921,651
Rio Elementary School District, Series 2020 C, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2047	1,340	1,595,223
Riverside (County of), CA Transportation Commission, Series 2021 B1, Ref. RB	4.00%	06/01/2037	600	679,307
Riverside (County of), CA Transportation Commission, Series 2021 B1, Ref. RB	4.00%	06/01/2038	700	790,286
Riverside (County of), CA Transportation Commission, Series 2021 B1, Ref. RB	4.00%	06/01/2039	675	759,944
Riverside (County of), CA Transportation Commission, Series 2021 B1, Ref. RB	4.00%	06/01/2040	750	842,879
Riverside (County of), CA Transportation Commission, Series 2021 B1, Ref. RB	4.00%	06/01/2046	625	692,097
Riverside (County of), CA Transportation Commission, Series 2021 B1, Ref. RB	3.00%	06/01/2049	2,000	1,919,762
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2043	4,500	5,199,824
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2048	3,700	4,263,720
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2050	8,100	9,881,268
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2014 A, Ref. RB	5.00%	12/01/2044	1,525	1,637,316
Sacramento City Unified School District (Measure Q), Series 2021 G, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2049	1,000	1,113,796
San Diego (City of), CA Association of Governments, Series 2017 A, RB	5.00%	07/01/2042	1,000	1,167,485
San Diego (City of), CA Public Facilities Financing Authority, Series 2020 A, RB	4.00%	08/01/2045	300	337,739
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2015 A, RB	5.00%	10/15/2044	1,000	1,104,809
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	1,535	1,877,346
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	4.00%	10/15/2050	500	560,219
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2044	1,500	1,772,213
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2049	3,000	3,529,700
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2046	500	559,802

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco California AMT-Free Municipal Bond ETF (PWZ)–(continued)

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2046	$750	$914,148
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2048	4,000	4,505,676
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2047	2,500	3,181,882
San Diego Unified School District (Election of 2012), Series 2013 C, GO Bonds(b)(c)	5.00%	07/01/2023	1,000	1,052,709
San Diego Unified School District (Election of 2012), Series 2016 F, GO Bonds	5.00%	07/01/2040	1,000	1,111,398
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2041	13,535	15,806,599
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2047	3,000	3,481,902
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2014 B, RB	5.00%	05/01/2044	2,000	2,145,406
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016, RB	5.00%	05/01/2046	6,970	7,815,737
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2017 B, RB	5.00%	05/01/2047	2,000	2,296,309
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018, RB	5.00%	05/01/2048	7,000	8,131,754
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	3,000	3,538,128
San Francisco (City of), CA Public Utilities Commission (Hetch Hetchy Water), Series 2020 D, RB	3.00%	11/01/2050	2,000	2,007,280
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2019 F1, GO Bonds	3.00%	08/01/2038	3,500	3,631,285
San Francisco Community College District (Election of 2020), Series 2020 A, GO Bonds	4.00%	06/15/2045	3,000	3,381,795
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	4.00%	08/01/2044	5,000	5,657,948
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	5.00%	08/01/2049	6,500	7,901,173
San Mateo (City of), CA Joint Powers Financing Authority (Cordilleras Mental Health Center), Series 2021 A, RB	4.00%	06/15/2041	1,950	2,267,818
San Mateo Foster City School District, Series 2021 A, GO Bonds	2.50%	08/01/2046	1,000	923,476
San Mateo Foster City School District, Series 2021 A, GO Bonds	2.50%	08/01/2051	1,000	904,094
San Mateo Union High School District, Series 2021 B, GO Bonds	2.00%	09/01/2045	1,000	857,677
San Mateo Union High School District, Series 2021 B, GO Bonds	2.13%	09/01/2048	1,000	858,737
San Rafael City High School District (Election of 2015), Series 2018 B, GO Bonds	4.00%	08/01/2047	5,000	5,577,368
Santa Ana Unified School District, Series 2021 B, GO Bonds, (INS - AGM)(a)	2.13%	08/01/2050	1,000	823,965
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	3.00%	05/01/2041	2,000	2,043,762
Santa Clara Unified School District (Election of 2018), Series 2019, GO Bonds	4.00%	07/01/2048	100	109,656
Santa Clara Valley Water District, Series 2016 A, Ref. RB	5.00%	06/01/2046	4,090	4,549,101
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	1,000	1,109,703
Sonoma Valley Unified School District, Series 2020, GO Bonds	4.00%	08/01/2047	1,300	1,460,086
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2049	2,200	2,637,110
Tulare (County of), CA Local Health Care District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2039	2,000	2,285,159
University of California, Series 2012 G, RB(b)(c)	5.00%	05/15/2022	645	650,815
University of California, Series 2012 G, RB(b)(c)	5.00%	05/15/2022	755	761,822
University of California, Series 2013 AI, RB	5.00%	05/15/2038	3,515	3,674,194
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	1,115	1,261,124
University of California, Series 2017 AV, RB	5.25%	05/15/2042	4,000	4,703,391
University of California, Series 2017 M, RB	5.00%	05/15/2042	1,725	1,998,567
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2048	3,500	4,154,034
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2047	4,750	5,324,698
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2046	6,000	6,782,453
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2051	1,000	1,119,842
University of California (Limited), Series 2017 M, RB	4.00%	05/15/2047	125	136,559
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2058	1,500	1,772,599
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2037	1,500	1,733,598
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2046	5,000	6,164,607

				571,862,260

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco California AMT-Free Municipal Bond ETF (PWZ)–(continued)

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico-0.18%
Puerto Rico (Commonwealth of), Series 2007 A-4, Ref. GO Bonds, (INS - AGM)(a)	5.00%	07/01/2031	$1,100	$1,101,059

TOTAL INVESTMENTS IN SECURITIES(e)-95.72% (Cost $563,065,708)				572,963,319
OTHER ASSETS LESS LIABILITIES-4.28%				25,611,884

NET ASSETS-100.00%				$598,575,203

Investment Abbreviations:

AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Security subject to crossover refunding.
(e)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition

Revenue Type Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Ad Valorem Property Tax	21.85
Health, Hospital, Nursing Home Revenue	13.80
College & University Revenue	11.48
Port, Airport & Marina Revenue	8.74
Lease Revenue	8.00
General Fund	5.70
Electric Power Revenue	5.61
Water Revenue	5.48
Sales Tax Revenue	3.22
Revenue Types Each Less Than 3%	11.84
Other Assets Less Liabilities	4.28

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco CEF Income Composite ETF (PCEF)

February 28, 2022

(Unaudited)

Schedule of Investments

	Shares	Value
Closed-End Funds-100.07%
Bonds-37.64%
Aberdeen Asia-Pacific Income Fund, Inc.(a)	3,986,435	$13,912,658
BlackRock Core Bond Trust(a)	465,878	6,284,694
BlackRock Credit Allocation Income Trust	1,151,249	14,828,087
BlackRock Income Trust, Inc.	570,231	2,919,583
BlackRock Limited Duration Income Trust	357,215	5,158,185
BlackRock Multi-Sector Income Trust(a)	320,323	5,195,639
BlackRock Taxable Municipal Bond Trust(a)	582,374	13,685,789
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	251,167	5,636,188
Cohen & Steers Select Preferred and Income Fund, Inc.	91,633	2,081,902
DoubleLine Income Solutions Fund	1,342,357	19,558,142
DoubleLine Opportunistic Credit Fund(a)	157,243	2,725,021
Eaton Vance Limited Duration Income Fund	1,441,149	16,890,266
Eaton Vance Short Duration Diversified Income Fund	132,993	1,546,709
First Trust Intermediate Duration Preferred & Income Fund(a)	607,621	12,930,175
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.(a)	174,249	4,506,079
Flaherty & Crumrine Preferred & Income Securities Fund, Inc.(a)	407,884	7,819,136
Flaherty & Crumrine Preferred and Income Fund, Inc.	80,518	1,138,525
Flaherty & Crumrine Total Return Fund, Inc.	91,430	1,825,857
Franklin Ltd. Duration Income Trust(a)	374,271	2,975,454
Franklin Universal Trust	354,265	2,823,492
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust	189,022	3,975,133
Invesco Bond Fund(b)	144,146	2,551,384
Invesco Senior Income Trust(a)(b)	2,168,588	9,455,044
John Hancock Preferred Income Fund	227,614	4,247,277
John Hancock Preferred Income Fund II	160,007	2,987,331
John Hancock Preferred Income Fund III(a)	233,694	4,091,982
John Hancock Premium Dividend Fund(a)	324,112	5,195,515
MFS Charter Income Trust	441,629	3,268,055
MFS Government Markets Income Trust	404,296	1,576,754
MFS Intermediate Income Trust	1,420,088	4,586,884
MFS Multimarket Income Trust	435,573	2,334,671
Nuveen Credit Strategies Income Fund(a)	1,978,023	12,145,061
Nuveen Floating Rate Income Fund	727,650	7,101,864
Nuveen Global High Income Fund	334,268	4,796,746
Nuveen Preferred & Income Opportunities Fund	1,331,745	11,386,420
Nuveen Preferred & Income Securities Fund(a)	2,601,730	22,036,653
Nuveen Taxable Municipal Income Fund(a)	288,016	6,045,456
PIMCO Dynamic Income Opportunities Fund(a)	961,309	16,813,294
PIMCO Income Strategy Fund	256,524	2,624,241
PIMCO Income Strategy Fund II(a)	582,028	5,191,690
Pioneer Floating Rate Fund, Inc.	120,373	1,307,251
Putnam Master Intermediate Income Trust	516,345	1,838,188
Putnam Premier Income Trust(a)	1,055,026	4,199,003
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.(a)	187,193	2,514,002
TCW Strategic Income Fund, Inc.	590,889	3,075,577
Templeton Global Income Fund	1,716,812	8,566,892
Virtus Global Multi-Sector Income Fund	145,448	1,457,389

	Shares	Value
Bonds-(continued)
Western Asset Global Corporate Defined Opportunity Fund, Inc.(a)	187,053	$2,972,272
Western Asset Inflation-Linked Opportunities & Income Fund	967,528	11,929,620
Western Asset Inflation-Linked Securities & Income Fund	318,848	3,877,192
Western Asset Investment Grade Defined Opportunity Trust, Inc.	102,792	1,972,578

		320,563,000

Bonds/High Yield-21.46%
AllianceBernstein Global High Income Fund, Inc.	1,224,952	13,376,476
Allspring Income Opportunities Fund	782,978	6,224,675
Allspring Multi-Sector Income Fund	208,355	2,318,991
Barings Global Short Duration High Yield Fund	290,088	4,565,985
BlackRock Corporate High Yield Fund, Inc.	1,257,071	13,588,938
BlackRock Debt Strategies Fund, Inc.	461,392	4,890,755
BlackRock Floating Rate Income Strategies Fund, Inc.	454,659	5,987,859
BlackRock Floating Rate Income Trust	219,740	2,814,869
BNY Mellon High Yield Strategies Fund	959,061	2,675,780
Credit Suisse Asset Management Income Fund, Inc.	527,280	1,624,022
Credit Suisse High Yield Bond Fund	1,332,478	2,944,643
Delaware Ivy High Income Opportunities Fund(a)	237,980	3,122,298
Eaton Vance Floating-Rate Income Trust(a)	282,945	3,961,230
Eaton Vance Senior Floating-Rate Trust	247,120	3,472,036
First Trust High Income Long/Short Fund	423,633	5,850,372
First Trust Senior Floating Rate Income Fund II(a)	332,096	4,041,608
Highland Income Fund	1,268,906	14,719,310
Insight Select Income Fund	126,348	2,285,635
Morgan Stanley Emerging Markets Debt Fund, Inc.	318,394	2,553,520
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.(a)	1,101,793	5,652,198
Neuberger Berman High Yield Strategies Fund, Inc.(a)	130,886	1,458,070
New America High Income Fund, Inc. (The)	307,917	2,555,711
Nuveen NASDAQ 100 Dynamic Overwrite
Fund	444,890	11,509,304
PGIM Global High Yield Fund, Inc.	593,199	8,328,514
PGIM High Yield Bond Fund, Inc.(a)	480,110	7,000,004
PGIM Short Duration High Yield Opportunities Fund	354,302	6,058,564
PIMCO High Income Fund(a)	992,787	5,708,525
Pioneer Diversified High Income Fund, Inc.	81,298	1,083,702
Pioneer High Income Fund, Inc.(a)	270,193	2,253,410
Templeton Emerging Markets Income Fund	614,710	4,235,352
Western Asset Emerging Markets Debt Fund, Inc.	882,931	9,623,948
Western Asset Global High Income Fund, Inc.	320,995	2,811,916
Western Asset High Income Fund II, Inc.(a)	604,497	3,850,646

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco CEF Income Composite ETF (PCEF)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Bonds/High Yield-(continued)
Western Asset High Income Opportunity Fund, Inc.	1,344,643	$6,239,144
Western Asset High Yield Defined Opportunity Fund, Inc.	233,695	3,313,795

		182,701,805

Domestic Equity-1.26%
John Hancock Tax-Advantaged Dividend Income Fund	436,466	10,680,323

Equities-2.51%
Virtus Dividend, Interest & Premium Strategy Fund	1,518,177	21,391,114

Fixed Income-6.45%
Ares Dynamic Credit Allocation Fund, Inc.(a)	305,251	4,490,242
Blackstone Long-Short Credit Income Fund	168,199	2,311,054
Nuveen Core Plus Impact Fund(a)	413,051	6,389,899
PIMCO Dynamic Income Fund(a)	1,647,597	39,871,848
PIMCO Strategic Income Fund, Inc.	319,624	1,892,174

		54,955,217

Option Income-30.75%
BlackRock Energy and Resources Trust	475,340	5,271,521
BlackRock Enhanced Capital and Income Fund, Inc.(a)	552,314	11,151,220
BlackRock Enhanced Equity Dividend Trust(a)	2,380,189	23,064,031
BlackRock Enhanced Global Dividend Trust	1,015,170	11,654,152
BlackRock Enhanced International Dividend Trust	1,655,265	9,766,064
BlackRock Health Sciences Trust	129,275	5,583,387
BlackRock Resources & Commodities Strategy Trust	1,311,690	13,602,225
BlackRock Science & Technology Trust	454,573	19,751,197
Brookfield Real Assets Income Fund, Inc.(a)	378,441	7,882,926
Columbia Seligman Premium Technology Growth Fund, Inc.	134,667	4,220,464
Eaton Vance Enhanced Equity Income Fund(a)	376,005	6,963,613
Eaton Vance Enhanced Equity Income Fund II(a)	499,531	10,300,329
Eaton Vance Risk-Managed Diversified Equity Income Fund	481,279	4,769,475
Eaton Vance Tax-Managed Buy-Write Income Fund(a)	242,803	3,913,984
Eaton Vance Tax-Managed Buy-Write Opportunities Fund(a)	890,651	13,733,838
Eaton Vance Tax-Managed Diversified Equity Income Fund	1,490,013	20,308,877

	Shares	Value

Option Income-(continued)
Eaton Vance Tax-Managed Global Buy Write Opportunities Fund	1,077,384	$11,032,412
Eaton Vance Tax-Managed Global Diversified Equity Income Fund(a)	3,016,360	28,052,148
First Trust Enhanced Equity Income Fund	196,321	3,893,045
GAMCO Natural Resources Gold & Income Trust	309,821	1,666,837
John Hancock Hedged Equity & Income Fund(a)	156,445	1,999,367
Madison Covered Call & Equity Strategy Fund(a)	181,443	1,404,369
Nuveen Dow 30sm Dynamic Overwrite Fund(a)	459,076	7,515,074
Nuveen S&P 500 Buy-Write Income Fund(a)	1,323,908	18,071,344
Nuveen S&P 500 Dynamic Overwrite Fund(a)	219,458	3,741,759
Voya Global Advantage and Premium Opportunity Fund(a)	257,441	2,445,690
Voya Global Equity Dividend and Premium Opportunity Fund	1,263,534	7,454,851
Voya Infrastructure Industrials and Materials Fund(a)	242,589	2,680,608

		261,894,807

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $848,171,598)		852,186,266

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.34%
Invesco Private Government Fund, 0.12%(b)(c)(d)	3,357,538	3,357,538
Invesco Private Prime Fund, 0.08%(b)(c)(d)	8,065,514	8,066,321

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,424,212)		11,423,859

TOTAL INVESTMENTS IN SECURITIES-101.41% (Cost $859,595,810)		863,610,125
OTHER ASSETS LESS LIABILITIES-(1.41)%		(11,974,700)

NET ASSETS-100.00%		$851,635,425

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at February 28, 2022.
(b)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Invesco Bond Fund	$2,909,501	$306,637	$(275,682)	$(398,147)	$86,377	$2,551,384	$46,144
Invesco Senior Income Trust	9,293,431	1,520,321	(1,279,399)	(75,943)	(3,366)	9,455,044	433,123

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco CEF Income Composite ETF (PCEF)–(continued)

February 28, 2022

(Unaudited)

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Value February 28, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$12,062,705	$(12,062,705)	$-	$-		$-	$59
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,905,376	46,190,457	(47,738,295)	-	-		3,357,538	580	*
Invesco Private Prime Fund	11,445,876	81,262,002	(84,636,504)	(353)	(4,700)		8,066,321	5,887	*

Total	$28,554,184	$141,342,122	$(145,992,585)	$(474,443)	$78,311	**	$23,430,287	$485,793

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

**	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Bond Fund	$77,302

(c)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Asset Class Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Bonds	37.64
Option Income	30.75
Bonds/High Yield	21.46
Fixed Income	6.45
Equities	2.51
Domestic Equity	1.26
Money Market Funds Plus Other Assets Less Liabilities	(0.07)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.81%
Aerospace & Defense-1.94%
Howmet Aerospace, Inc.
5.13%, 10/01/2024(b)	$3,437,000	$3,610,500
3.00%, 01/15/2029(b)	4,020,000	3,820,809
TransDigm, Inc., 5.50%, 11/15/2027	9,649,000	9,587,101

		17,018,410

Airlines-1.91%
Delta Air Lines, Inc.
7.38%, 01/15/2026(b)	7,517,000	8,391,753
4.38%, 04/19/2028(b)	8,364,000	8,378,052

		16,769,805

Auto Components-2.26%
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029(b)	5,860,000	5,568,406
Dana, Inc., 5.63%, 06/15/2028	5,335,000	5,461,733
Goodyear Tire & Rubber Co. (The)
5.00%, 05/31/2026(b)	4,356,000	4,377,737
5.00%, 07/15/2029(b)(c)	4,500,000	4,432,995

		19,840,871

Automobiles-3.36%
Ford Motor Co., 3.25%, 02/12/2032(b)	15,400,000	14,547,610
Ford Motor Credit Co. LLC, 3.38%, 11/13/2025	15,220,000	15,009,051

		29,556,661

Building Products-0.33%
Griffon Corp., 5.75%, 03/01/2028(b)	2,875,000	2,861,488

Chemicals-3.83%
Avient Corp., 5.25%, 03/15/2023(b)	3,844,000	3,945,155
CF Industries, Inc., 3.45%, 06/01/2023	7,151,000	7,286,082
Chemours Co. (The), 5.38%, 05/15/2027(b)	5,611,000	5,639,055
Huntsman International LLC, 4.50%, 05/01/2029	5,989,000	6,365,262
Olin Corp., 5.63%, 08/01/2029(b)	5,692,000	5,947,258
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/2031(b)	4,846,000	4,453,668

		33,636,480

Commercial Services & Supplies-1.49%
CoreCivic, Inc., 8.25%, 04/15/2026(b)	5,290,000	5,379,374
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/2026(b)	7,504,000	7,698,579

		13,077,953

Communications Equipment-0.49%
Hughes Satellite Systems Corp., 6.63%, 08/01/2026(b)	4,107,000	4,282,780

Construction & Engineering-1.77%
AECOM, 5.13%, 03/15/2027	8,097,000	8,306,388
Fluor Corp.
3.50%, 12/15/2024(b)	3,614,000	3,655,272
4.25%, 09/15/2028(b)	3,709,000	3,630,666

		15,592,326

	Principal Amount	Value

Consumer Finance-3.98%
Ally Financial, Inc., 5.75%, 11/20/2025(b)	$12,284,000	$13,097,415
Navient Corp.
6.13%, 03/25/2024(b)	4,750,000	4,898,295
5.00%, 03/15/2027(b)	4,978,000	4,811,461
OneMain Finance Corp.
7.13%, 03/15/2026	3,170,000	3,440,195
6.63%, 01/15/2028(b)	3,178,000	3,366,296
SLM Corp., 4.20%, 10/29/2025(b)	5,367,000	5,400,329

		35,013,991

Containers & Packaging-2.18%
Ball Corp.
5.25%, 07/01/2025(b)	3,429,000	3,638,683
2.88%, 08/15/2030(b)	4,095,000	3,749,853
Berry Global, Inc., 1.57%, 01/15/2026	7,600,000	7,249,168
Silgan Holdings, Inc., 4.13%, 02/01/2028(b)	4,620,000	4,538,827

		19,176,531

Diversified Consumer Services-0.63%
Service Corp. International, 5.13%, 06/01/2029(b)	5,429,000	5,574,769

Diversified Telecommunication Services-1.64%
Lumen Technologies, Inc.
Series G, 6.88%, 01/15/2028(b)	7,134,000	6,876,141
Series Y, 7.50%, 04/01/2024(b)	7,187,000	7,550,842

		14,426,983

Electric Utilities-3.15%
FirstEnergy Corp., Series B, 4.40%, 07/15/2027	10,238,000	10,600,374
NRG Energy, Inc., 6.63%, 01/15/2027	6,338,000	6,559,830
PG&E Corp., 5.25%, 07/01/2030(b)	10,586,000	10,532,647

		27,692,851

Electronic Equipment, Instruments & Components-0.92%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	4,479,000	4,180,967
3.57%, 12/01/2031	4,050,000	3,938,686

		8,119,653

Energy Equipment & Services-0.90%
Oceaneering International, Inc., 4.65%, 11/15/2024	3,861,000	3,804,629
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028(b)	4,334,000	4,149,808

		7,954,437

Entertainment-0.98%
Netflix, Inc.
4.38%, 11/15/2026(b)	4,020,000	4,250,125
4.88%, 04/15/2028	4,042,000	4,340,845

		8,590,970

Equity REITs-4.79%
CyrusOne L.P./CyrusOne Finance Corp.
2.90%, 11/15/2024	2,115,000	2,141,839
3.45%, 11/15/2029	2,165,000	2,280,167

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)–(continued)

February 28, 2022

(Unaudited)

	Principal Amount	Value
Equity REITs-(continued)
Diversified Healthcare Trust, 4.75%, 02/15/2028(b)	$5,955,000	$5,393,235
GLP Capital L.P./GLP Financing II, Inc.
5.38%, 04/15/2026	2,477,000	2,653,536
5.30%, 01/15/2029	2,460,000	2,678,454
iStar, Inc., 4.75%, 10/01/2024(b)	2,739,000	2,759,419
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027	4,957,000	5,070,615
RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/2027	4,465,000	4,379,027
Sabra Health Care L.P.
5.13%, 08/15/2026	1,848,000	1,966,137
3.90%, 10/15/2029(b)	1,930,000	1,938,513
SBA Communications Corp., 3.88%, 02/15/2027	4,650,000	4,644,536
Service Properties Trust
4.35%, 10/01/2024(b)	3,289,000	3,153,230
5.50%, 12/15/2027(b)	3,160,000	3,096,800

		42,155,508

Food Products-2.45%
B&G Foods, Inc., 5.25%, 04/01/2025	3,956,000	3,980,705
Kraft Heinz Foods Co. (The)
3.00%, 06/01/2026	8,709,000	8,714,008
4.25%, 03/01/2031(b)	8,361,000	8,888,788

		21,583,501

Gas Utilities-0.77%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 08/20/2026	6,598,000	6,729,960

Health Care Equipment & Supplies-0.49%
Teleflex, Inc., 4.63%, 11/15/2027	4,202,000	4,273,455

Health Care Providers & Services-5.12%
Centene Corp., 4.63%, 12/15/2029(b)	13,492,000	13,919,089
Encompass Health Corp., 4.75%, 02/01/2030(b)	5,367,000	5,092,210
HCA, Inc.
5.38%, 02/01/2025	7,301,000	7,740,009
3.50%, 09/01/2030(b)	8,084,000	8,015,286
Tenet Healthcare Corp.
4.88%, 01/01/2026(b)(c)	5,116,000	5,135,645
4.25%, 06/01/2029(c)	5,270,000	5,092,691

		44,994,930

Hotels, Restaurants & Leisure-6.37%
Churchill Downs, Inc., 5.50%, 04/01/2027(c)	2,890,000	2,936,746
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/2030(b)	7,196,000	7,415,514
Hyatt Hotels Corp.
5.38%, 04/23/2025	2,330,000	2,523,633
5.75%, 04/23/2030(b)	2,160,000	2,492,430
Las Vegas Sands Corp., 3.20%, 08/08/2024	7,800,000	7,701,184
MGM Resorts International
6.00%, 03/15/2023	4,543,000	4,690,647
5.50%, 04/15/2027(b)	4,456,000	4,607,125

	Principal Amount	Value

Hotels, Restaurants & Leisure-(continued)
Royal Caribbean Cruises Ltd.
5.25%, 11/15/2022	$4,962,000	$5,004,772
3.70%, 03/15/2028(b)	5,593,000	5,076,263
Travel + Leisure Co.
6.60%, 10/01/2025(b)	2,290,000	2,448,010
Series J, 6.00%, 04/01/2027	2,342,000	2,451,161
Yum! Brands, Inc., 3.63%, 03/15/2031	9,271,000	8,677,332

		56,024,817

Household Durables-3.86%
Century Communities, Inc., 6.75%, 06/01/2027	2,729,000	2,827,653
KB Home, 4.00%, 06/15/2031(b)	4,050,000	3,875,546
M/I Homes, Inc., 4.95%, 02/01/2028	3,198,000	3,131,642
MDC Holdings, Inc., 2.50%, 01/15/2031(b)	4,166,000	3,784,204
Meritage Homes Corp., 6.00%, 06/01/2025(b)	3,746,000	3,993,985
Newell Brands, Inc., 4.70%, 04/01/2026 .	6,833,000	7,081,038
Toll Brothers Finance Corp.
4.38%, 04/15/2023(b)	2,628,340	2,675,850
4.88%, 03/15/2027(b)	2,485,000	2,653,493
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/2024(b)	1,926,000	2,005,438
Tri Pointe Homes, Inc., 5.70%, 06/15/2028(b)	1,915,000	1,932,714

		33,961,563

Household Products-0.49%
Spectrum Brands, Inc., 5.75%, 07/15/2025	4,231,000	4,310,479

Independent Power and Renewable Electricity Producers-1.20%
AES Corp. (The), 1.38%, 01/15/2026(b) .	11,050,000	10,515,483

Insurance-1.28%
Genworth Holdings, Inc., 4.80%, 02/15/2024(b)	10,945,000	11,248,176

Internet & Direct Marketing Retail-0.94%
QVC, Inc.
4.38%, 03/15/2023	4,229,000	4,308,103
4.75%, 02/15/2027(b)	4,285,000	3,991,992

		8,300,095

IT Services-0.25%
Twilio, Inc., 3.63%, 03/15/2029(b)	2,260,000	2,163,362

Machinery-1.57%
Hillenbrand, Inc.
5.00%, 09/15/2026(b)	1,627,000	1,723,180
3.75%, 03/01/2031(b)	1,800,000	1,721,142
Trinity Industries, Inc., 4.55%, 10/01/2024	4,756,000	4,856,303
Wabtec Corp.
4.40%, 03/15/2024(b)	2,671,000	2,770,411
4.95%, 09/15/2028	2,520,000	2,744,780

		13,815,816

Media-4.64%
AMC Networks, Inc.
5.00%, 04/01/2024	2,536,000	2,535,696
4.25%, 02/15/2029(b)	2,687,000	2,519,909

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)–(continued)

February 28, 2022

(Unaudited)

	Principal Amount	Value

Media-(continued)
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 03/01/2030(c)	$10,243,000	$10,056,219
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	9,136,000	9,699,252
DISH DBS Corp.
7.75%, 07/01/2026(b)	4,981,000	5,049,962
5.13%, 06/01/2029	5,835,000	4,933,726
Lamar Media Corp., 3.75%, 02/15/2028(b)	6,280,000	6,044,500

		40,839,264

Metals & Mining-2.58%
Allegheny Technologies, Inc., 5.88%, 12/01/2027(b)	3,722,000	3,802,525
Carpenter Technology Corp., 6.38%, 07/15/2028	3,305,000	3,337,571
Cleveland-Cliffs Steel Corp., 7.00%, 03/15/2027	760	787
Freeport-McMoRan, Inc.
3.88%, 03/15/2023(b)	4,534,000	4,616,541
4.63%, 08/01/2030(b)	4,300,000	4,445,663
United States Steel Corp., 6.88%, 03/01/2029(b)	6,321,000	6,502,887

		22,705,974

Mortgage REITs-0.94%
Starwood Property Trust, Inc., 4.75%, 03/15/2025(b)	8,160,000	8,254,551

Multiline Retail-2.33%
Macy’s Retail Holdings LLC, 2.88%, 02/15/2023	11,922,000	11,922,000
Nordstrom, Inc., 4.38%, 04/01/2030(b)	9,424,000	8,601,285

		20,523,285

Oil, Gas & Consumable Fuels-9.62%
Apache Corp.
4.63%, 11/15/2025	3,489,000	3,606,178
4.38%, 10/15/2028(b)	3,586,000	3,636,885
Cheniere Energy, Inc., 4.63%, 10/15/2028	7,820,000	7,967,329
Continental Resources, Inc.
3.80%, 06/01/2024(b)	3,560,000	3,635,614
4.38%, 01/15/2028(b)	3,572,000	3,695,506
EQM Midstream Partners L.P.
4.75%, 07/15/2023	2,575,000	2,591,326
5.50%, 07/15/2028	2,625,000	2,587,751
EQT Corp.
6.63%, 02/01/2025(b)	1,990,000	2,151,906
3.90%, 10/01/2027(b)	2,203,000	2,228,566
Hess Corp., 4.30%, 04/01/2027(b)	6,660,000	7,052,252
Murphy Oil Corp.
5.75%, 08/15/2025(b)	2,889,000	2,946,751
5.88%, 12/01/2027(b)	2,884,000	2,941,781
Occidental Petroleum Corp.
2.90%, 08/15/2024	9,055,000	9,076,913
3.50%, 08/15/2029(b)	9,736,000	9,727,968
Range Resources Corp.
4.88%, 05/15/2025(b)	1,642,000	1,665,292
8.25%, 01/15/2029	1,591,000	1,745,454

	Principal Amount	Value

Oil, Gas & Consumable Fuels-(continued)
SM Energy Co., 6.50%, 07/15/2028(b)	$4,015,000	$4,120,253
Southwestern Energy Co.
5.95%, 01/23/2025(b)	1,821,000	1,900,541
5.38%, 03/15/2030(b)	1,840,000	1,901,125
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.50%, 03/01/2030	8,901,000	9,452,684

		84,632,075

Pharmaceuticals-0.50%
Elanco Animal Health, Inc.
5.77%, 08/28/2023(b)	2,096,000	2,161,605
6.40%, 08/28/2028(b)	2,020,000	2,192,306

		4,353,911

Professional Services-0.75%
IHS Markit Ltd.
4.13%, 08/01/2023	3,218,000	3,261,446
4.25%, 05/01/2029	3,045,000	3,350,006

		6,611,452

Real Estate Management & Development-0.78%
Kennedy-Wilson, Inc., 4.75%, 03/01/2029(b)	3,930,000	3,846,487
Newmark Group, Inc., 6.13%, 11/15/2023(b)	2,915,000	3,045,009

		6,891,496

Semiconductors & Semiconductor Equipment-1.92%
Amkor Technology, Inc., 6.63%, 09/15/2027(b)(c)	5,154,000	5,392,244
Qorvo, Inc., 4.38%, 10/15/2029(b)	4,991,000	5,055,334
Skyworks Solutions, Inc.
1.80%, 06/01/2026(b)	3,470,000	3,319,057
3.00%, 06/01/2031(b)	3,360,000	3,136,847

		16,903,482

Software-1.00%
CDK Global, Inc.
5.00%, 10/15/2024(b)	1,988,000	2,084,378
4.88%, 06/01/2027	2,050,000	2,101,957
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029(b)	1,335,000	1,253,959
Nuance Communications, Inc., 5.63%, 12/15/2026	3,255,640	3,349,549

		8,789,843

Specialty Retail-3.46%
Asbury Automotive Group, Inc., 4.75%, 03/01/2030(b)	5,311,000	5,161,575
Bath & Body Works, Inc., 5.25%, 02/01/2028	10,341,000	10,728,787
Murphy Oil USA, Inc., 4.75%, 09/15/2029	6,426,000	6,453,407
Penske Automotive Group, Inc., 3.75%, 06/15/2029(b)	8,592,000	8,038,031

		30,381,800

Technology Hardware, Storage & Peripherals-3.30%
Seagate HDD Cayman, 4.75%, 01/01/2025(b)	9,942,000	10,252,041

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)–(continued)

February 28, 2022

(Unaudited)

	Principal Amount	Value

Technology Hardware, Storage & Peripherals-(continued)
Western Digital Corp.
4.75%, 02/15/2026(b)	$5,361,000	$5,576,137
3.10%, 02/01/2032(b)	6,050,000	5,629,646
Xerox Corp., 4.38%, 03/15/2023(b)	7,455,000	7,539,055

		28,996,879

Textiles, Apparel & Luxury Goods-0.57%
Under Armour, Inc., 3.25%, 06/15/2026(b)	5,018,000	4,983,878

Thrifts & Mortgage Finance-0.92%
MGIC Investment Corp., 5.25%, 08/15/2028(b)	4,115,000	4,174,503
Radian Group, Inc.
4.50%, 10/01/2024	1,900,420	1,921,724
4.88%, 03/15/2027	1,925,000	1,990,825

		8,087,052

Trading Companies & Distributors-1.07%
United Rentals North America, Inc., 4.88%, 01/15/2028	9,274,000	9,453,800

Wireless Telecommunication Services-2.09%
Sprint Capital Corp., 6.88%, 11/15/2028	7,726,000	9,186,871
Sprint Corp., 7.88%, 09/15/2023(b)	8,584,000	9,233,165
		18,420,036

Total U.S. Dollar Denominated Bonds & Notes (Cost $885,127,482)		860,092,882

	Shares	Value

Money Market Funds-1.83%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $16,078,734)	16,078,734	$16,078,734

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.64% (Cost $901,206,216)		876,171,616

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-30.69%
Invesco Private Government Fund, 0.12%(d)(e)(f)	74,956,744	74,956,744
Invesco Private Prime Fund, 0.08%(d)(e)(f)	194,871,535	194,891,026

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $269,877,471)		269,847,770

TOTAL INVESTMENTS IN SECURITIES-130.33% (Cost $1,171,083,687)		1,146,019,386
OTHER ASSETS LESS LIABILITIES-(30.33)%		(266,719,724)

NET ASSETS-100.00%		$879,299,662

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2022.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $33,046,540, which represented 3.76% of the Fund’s Net Assets.

(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,095,283	$128,680,511	$(119,697,060)	$-	$-	$16,078,734	$1,040
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	66,093,480	136,532,652	(127,669,388)	-	-	74,956,744	11,143	*
Invesco Private Prime Fund	154,371,993	258,511,416	(217,931,771)	(29,703)	(30,909)	194,891,026	99,920	*

Total	$227,560,756	$523,724,579	$(465,298,219)	$(29,703)	$(30,909)	$285,926,504	$112,103

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)–(continued)

February 28, 2022

(Unaudited)

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Consumer Discretionary	23.05
Energy	11.25
Industrials	10.83
Communication Services	9.35
Materials	8.59
Information Technology	7.88
Financials	7.12
Health Care	6.11
Real Estate	5.57
Utilities	5.12
Consumer Staples	2.94
Money Market Funds Plus Other Assets Less Liabilities	2.19

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes-99.17%

Aerospace & Defense-2.19%
Boeing Co. (The)
4.88%, 05/01/2025	$95,000	$101,113
5.15%, 05/01/2030	85,000	93,841
General Dynamics Corp.
3.25%, 04/01/2025	60,000	61,989
3.75%, 05/15/2028	61,000	64,647
Huntington Ingalls Industries, Inc.
3.84%, 05/01/2025	20,000	20,764
3.48%, 12/01/2027(b)	20,000	20,564
L3Harris Technologies, Inc.
3.85%, 06/15/2023	33,000	33,856
4.40%, 06/15/2028	38,000	41,079
Lockheed Martin Corp., 3.55%, 01/15/2026	144,000	151,624
Northrop Grumman Corp.
2.93%, 01/15/2025	50,000	51,032
3.25%, 01/15/2028	56,000	57,329
Raytheon Technologies Corp.
3.95%, 08/16/2025	60,000	63,309
4.13%, 11/16/2028	59,000	63,888
Textron, Inc., 3.00%, 06/01/2030	65,000	64,051

		889,086

Air Freight & Logistics-0.95%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028(b)	60,000	64,724
FedEx Corp.
3.25%, 04/01/2026	70,000	73,127
3.10%, 08/05/2029	73,000	74,175
United Parcel Service, Inc.
3.90%, 04/01/2025(b)	80,000	84,274
3.05%, 11/15/2027(b)	84,000	87,725

		384,025

Airlines-0.23%
Southwest Airlines Co.
5.25%, 05/04/2025	45,000	48,575
5.13%, 06/15/2027	40,000	44,416

		92,991

Auto Components-0.33%
BorgWarner, Inc.
3.38%, 03/15/2025(b)	32,000	32,904
2.65%, 07/01/2027	30,000	29,944
Lear Corp., 3.80%, 09/15/2027(b)	70,000	73,011

		135,859

Automobiles-0.80%
General Motors Co., 6.13%, 10/01/2025	100,000	110,797
General Motors Financial Co., Inc., 3.10%, 01/12/2032	115,000	109,807
PACCAR Financial Corp., 2.65%, 05/10/2022	104,000	104,431

		325,035

Banks-6.72%
Bank of America Corp.
3.30%, 01/11/2023	181,000	184,114
3.25%, 10/21/2027	180,000	184,169

	Principal Amount	Value

Banks-(continued)
Citigroup, Inc.
3.20%, 10/21/2026	$160,000	$163,384
4.45%, 09/29/2027	155,000	165,831
Comerica, Inc.
3.70%, 07/31/2023	30,000	30,791
4.00%, 02/01/2029	33,000	35,419
Fifth Third Bancorp
3.65%, 01/25/2024	50,000	51,441
2.55%, 05/05/2027	55,000	55,047
First Republic Bank, 2.50%, 06/06/2022	101,000	101,239
Huntington Bancshares, Inc.
2.63%, 08/06/2024	40,000	40,358
2.55%, 02/04/2030(b)	47,000	45,693
JPMorgan Chase & Co.
2.95%, 10/01/2026	201,000	204,668
4.25%, 10/01/2027	185,000	198,204
KeyCorp, 2.25%, 04/06/2027	50,000	49,308
Manufacturers and Traders Trust Co., 2.90%, 02/06/2025	88,000	90,121
People’s United Financial, Inc., 3.65%, 12/06/2022	61,000	61,763
PNC Financial Services Group, Inc. (The)
3.50%, 01/23/2024	80,000	82,442
2.55%, 01/22/2030	85,000	83,490
Regions Financial Corp.
2.25%, 05/18/2025(b)	50,000	50,037
1.80%, 08/12/2028	50,000	46,978
SVB Financial Group
1.80%, 10/28/2026	40,000	38,661
3.13%, 06/05/2030	35,000	35,217
Truist Bank, 3.63%, 09/16/2025	86,000	89,659
Truist Financial Corp., 1.13%, 08/03/2027	90,000	83,645
U.S. Bancorp
1.38%, 07/22/2030	100,000	89,510
Series V, 2.38%, 07/22/2026	91,000	91,675
Wells Fargo & Co.
3.00%, 04/22/2026	186,000	189,128
4.15%, 01/24/2029	170,000	181,452

		2,723,444

Beverages-1.63%
Coca-Cola Co. (The)
1.75%, 09/06/2024	105,000	105,295
2.25%, 01/05/2032(b)	100,000	96,533
Constellation Brands, Inc.
4.25%, 05/01/2023	34,000	34,969
2.25%, 08/01/2031	40,000	36,572
Keurig Dr Pepper, Inc.
4.06%, 05/25/2023	47,000	48,241
4.60%, 05/25/2028	46,000	50,291
Molson Coors Beverage Co., 3.00%, 07/15/2026	78,000	79,438
PepsiCo, Inc.
2.75%, 03/01/2023	105,000	106,592
3.00%, 10/15/2027(b)	99,000	102,213

		660,144

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)–(continued)

February 28, 2022

(Unaudited)

	Principal Amount	Value

Biotechnology-1.70%
AbbVie, Inc.
2.60%, 11/21/2024	$95,000	$96,048
3.20%, 11/21/2029	94,000	95,339
Amgen, Inc.
2.20%, 02/21/2027	80,000	79,029
2.00%, 01/15/2032	135,000	123,339
Biogen, Inc.
4.05%, 09/15/2025	46,000	48,112
2.25%, 05/01/2030(b)	60,000	54,957
Gilead Sciences, Inc.
3.65%, 03/01/2026	78,000	81,443
1.65%, 10/01/2030	50,000	45,462
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	75,000	67,041

		690,770

Building Products-0.83%
Carlisle Cos., Inc., 2.75%, 03/01/2030	40,000	38,825
Carrier Global Corp.
2.24%, 02/15/2025	50,000	49,938
2.72%, 02/15/2030	50,000	48,673
Fortune Brands Home & Security, Inc.
4.00%, 09/21/2023	19,000	19,564
3.25%, 09/15/2029	23,000	23,422
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 1.75%, 09/15/2030	110,000	100,326
Masco Corp., 1.50%, 02/15/2028	60,000	54,969

		335,717

Capital Markets-3.92%
Ameriprise Financial, Inc., 4.00%, 10/15/2023	104,000	107,455
Bank of New York Mellon Corp. (The)
2.20%, 08/16/2023	77,000	77,619
3.85%, 04/28/2028	74,000	79,353
BlackRock, Inc.
3.50%, 03/18/2024	64,000	66,362
1.90%, 01/28/2031	70,000	65,076
Charles Schwab Corp. (The)
0.75%, 03/18/2024	70,000	68,565
2.00%, 03/20/2028	70,000	68,080
CME Group, Inc.
3.00%, 03/15/2025	76,000	78,071
3.75%, 06/15/2028	45,000	48,189
Franklin Resources, Inc., 1.60%, 10/30/2030	90,000	80,562
Goldman Sachs Group, Inc. (The)
3.50%, 04/01/2025	110,000	113,200
3.80%, 03/15/2030	110,000	114,630
Jefferies Group LLC/Jefferies Group Capital
Finance, Inc.
4.85%, 01/15/2027	30,000	32,748
4.15%, 01/23/2030	25,000	26,269
Morgan Stanley, 3.63%, 01/20/2027	202,000	210,784
Nasdaq, Inc.
4.25%, 06/01/2024	26,000	27,123
1.65%, 01/15/2031(b)	30,000	26,435
Northern Trust Corp.
3.95%, 10/30/2025	70,000	74,031
1.95%, 05/01/2030	45,000	42,817

	Principal Amount	Value

Capital Markets-(continued)
Raymond James Financial, Inc., 4.65%, 04/01/2030	$50,000	$55,157
State Street Corp.
3.55%, 08/18/2025	61,000	63,840
2.40%, 01/24/2030	65,000	63,822

		1,590,188

Chemicals-2.58%
Air Products and Chemicals, Inc.
1.50%, 10/15/2025	40,000	39,219
2.05%, 05/15/2030	49,000	46,924
Celanese US Holdings LLC, 4.63%, 11/15/2022	21,000	21,493
DuPont de Nemours, Inc.
4.21%, 11/15/2023	60,000	62,258
4.73%, 11/15/2028	50,000	55,444
Eastman Chemical Co.
3.80%, 03/15/2025	33,000	34,194
4.50%, 12/01/2028	30,000	32,561
Ecolab, Inc.
2.70%, 11/01/2026(b)	40,000	40,749
4.80%, 03/24/2030	40,000	45,820
EI du Pont de Nemours and Co.
1.70%, 07/15/2025	30,000	29,433
2.30%, 07/15/2030	35,000	33,820
FMC Corp.
3.20%, 10/01/2026(b)	23,000	23,504
3.45%, 10/01/2029	22,000	22,187
Linde, Inc.
3.20%, 01/30/2026(b)	66,000	68,650
1.10%, 08/10/2030(b)	80,000	71,316
LYB International Finance II B.V., 3.50%, 03/02/2027	61,000	63,579
LyondellBasell Industries N.V., 5.75%, 04/15/2024	71,000	75,726
Mosaic Co. (The)
4.25%, 11/15/2023	33,000	34,150
4.05%, 11/15/2027	29,000	30,715
PPG Industries, Inc.
1.20%, 03/15/2026	40,000	38,231
3.75%, 03/15/2028(b)	41,000	43,893
Sherwin-Williams Co. (The)
3.13%, 06/01/2024	40,000	40,910
3.45%, 06/01/2027	38,000	39,597
Westlake Corp., 3.60%, 08/15/2026	49,000	50,963

		1,045,336

Commercial Services & Supplies-0.58%
Cintas Corp. No. 2
2.90%, 04/01/2022	28,000	28,047
3.70%, 04/01/2027	28,000	29,617
Republic Services, Inc.
2.50%, 08/15/2024	40,000	40,419
3.95%, 05/15/2028	39,000	41,501
Waste Management, Inc.
0.75%, 11/15/2025	55,000	52,089
1.50%, 03/15/2031	50,000	44,729

		236,402

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)–(continued)

February 28, 2022

(Unaudited)

	Principal Amount	Value

Communications Equipment-0.80%
Cisco Systems, Inc., 2.50%, 09/20/2026(b)	$210,000	$214,665
Juniper Networks, Inc., 3.75%, 08/15/2029(b)	53,000	54,665
Motorola Solutions, Inc.
4.00%, 09/01/2024	28,000	29,002
4.60%, 05/23/2029	23,000	24,843

		323,175

Construction & Engineering-0.12%
Quanta Services, Inc., 2.90%, 10/01/2030	50,000	47,978

Construction Materials-0.30%
Eagle Materials, Inc., 2.50%, 07/01/2031	30,000	28,048
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	50,000	46,867
Vulcan Materials Co., 3.50%, 06/01/2030	45,000	46,531

		121,446

Consumer Finance-1.55%
Ally Financial, Inc.
5.80%, 05/01/2025(b)	53,000	57,424
2.20%, 11/02/2028(b)	45,000	42,158
American Express Co., 2.50%, 08/01/2022	170,000	170,902
Capital One Financial Corp.
4.20%, 10/29/2025	121,000	127,093
3.80%, 01/31/2028	85,000	88,678
Discover Bank
3.45%, 07/27/2026	66,000	68,063
4.65%, 09/13/2028	70,000	75,991

		630,309

Containers & Packaging-0.74%
Amcor Finance USA, Inc., 3.63%, 04/28/2026 .	30,000	31,415
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031(b)	40,000	38,534
Avery Dennison Corp., 4.88%, 12/06/2028	41,000	45,808
Packaging Corp. of America, 3.40%, 12/15/2027	55,000	56,940
Sonoco Products Co., 3.13%, 05/01/2030	45,000	44,998
WRKCo, Inc.
4.65%, 03/15/2026	40,000	43,259
4.90%, 03/15/2029(b)	35,000	38,707

		299,661

Distributors-0.19%
Genuine Parts Co., 1.88%, 11/01/2030	85,000	76,340

Diversified Consumer Services-0.12%
Block Financial LLC, 3.88%, 08/15/2030(b)	50,000	50,541

Diversified Financial Services-0.73%
Berkshire Hathaway, Inc., 3.13%, 03/15/2026 .	183,000	190,078
Equitable Holdings, Inc.
3.90%, 04/20/2023	52,000	53,243
4.35%, 04/20/2028	51,000	54,702

		298,023

Diversified Telecommunication Services-1.72%
AT&T, Inc.
3.40%, 05/15/2025	175,000	181,098
4.30%, 02/15/2030	171,000	186,366

	Principal Amount	Value

Diversified Telecommunication Services-(continued)
Verizon Communications, Inc.
1.45%, 03/20/2026	$170,000	$164,414
4.33%, 09/21/2028	150,000	163,694

		695,572

Electric Utilities-4.82%
American Electric Power Co., Inc., 3.20%, 11/13/2027	56,000	57,363
Avangrid, Inc.
3.20%, 04/15/2025	35,000	35,822
3.80%, 06/01/2029	38,000	39,756
Berkshire Hathaway Energy Co., 3.70%, 07/15/2030	170,000	179,993
Consolidated Edison Co. of New York, Inc., 2.40%, 06/15/2031	110,000	104,787
Duke Energy Corp.
2.65%, 09/01/2026	86,000	86,533
2.55%, 06/15/2031(b)	80,000	74,959
Edison International, 4.13%, 03/15/2028	46,000	47,429
Entergy Corp.
2.95%, 09/01/2026	45,000	45,577
1.90%, 06/15/2028	50,000	47,003
Evergy, Inc.
2.45%, 09/15/2024	30,000	30,020
2.90%, 09/15/2029	40,000	39,747
Eversource Energy, Series K, 2.75%, 03/15/2022	42,000	42,028
Exelon Corp.
3.50%, 06/01/2022	69,000	69,221
4.05%, 04/15/2030	70,000	74,362
Florida Power & Light Co., 2.85%, 04/01/2025(b)	70,000	71,536
Interstate Power and Light Co.
3.25%, 12/01/2024	24,000	24,557
4.10%, 09/26/2028	23,000	24,601
NextEra Energy Capital Holdings, Inc., 2.25%, 06/01/2030(b)	81,000	75,234
NSTAR Electric Co., 3.20%, 05/15/2027	118,000	122,127
Pacific Gas and Electric Co.
3.15%, 01/01/2026	40,000	39,825
4.55%, 07/01/2030	40,000	41,111
Pinnacle West Capital Corp., 1.30%, 06/15/2025	65,000	62,467
PPL Capital Funding, Inc., 3.10%, 05/15/2026	100,000	101,959
Southern California Edison Co., Series E, 3.70%, 08/01/2025	50,000	51,949
Southern Co. (The)
3.25%, 07/01/2026	68,000	69,854
Series A, 3.70%, 04/30/2030(b)	70,000	72,297
Southwestern Electric Power Co., Series N, 1.65%, 03/15/2026	60,000	58,024
Virginia Electric & Power Co., Series C, 2.75%, 03/15/2023	64,000	64,684
Xcel Energy, Inc.
3.30%, 06/01/2025	50,000	51,169
4.00%, 06/15/2028	45,000	47,760

		1,953,754

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)–(continued)

February 28, 2022

(Unaudited)

	Principal Amount	Value

Electrical Equipment-0.59%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	$35,000	$32,283
Eaton Corp.
2.75%, 11/02/2022	51,000	51,511
3.10%, 09/15/2027(b)	54,000	55,785
Emerson Electric Co.
0.88%, 10/15/2026	55,000	51,982
2.20%, 12/21/2031	50,000	47,581

		239,142

Electronic Equipment, Instruments & Components-1.29%
Amphenol Corp., 2.80%, 02/15/2030	60,000	58,869
Arrow Electronics, Inc.
3.25%, 09/08/2024	43,000	43,834
3.88%, 01/12/2028(b)	38,000	39,610
Avnet, Inc., 4.63%, 04/15/2026	58,000	61,872
Flex Ltd.
4.75%, 06/15/2025	33,000	35,088
4.88%, 06/15/2029	40,000	43,455
Jabil, Inc.
4.70%, 09/15/2022(b)	38,000	38,707
3.95%, 01/12/2028	33,000	34,585
Keysight Technologies, Inc.
4.55%, 10/30/2024	20,000	21,082
4.60%, 04/06/2027	18,000	19,700
TD SYNNEX Corp.
1.75%, 08/09/2026(b)(c)	27,000	25,700
2.38%, 08/09/2028(c)	27,000	25,218
Teledyne Technologies, Inc., 2.75%, 04/01/2031	40,000	38,636
Trimble, Inc., 4.90%, 06/15/2028	33,000	35,625

		521,981

Energy Equipment & Services-0.82%
Halliburton Co.
3.80%, 11/15/2025(b)	43,000	45,066
2.92%, 03/01/2030(b)	40,000	39,359
Helmerich & Payne, Inc., 2.90%, 09/29/2031(b)(c)	50,000	47,820
NOV, Inc., 3.60%, 12/01/2029(b)	58,000	58,203
Schlumberger Investment S.A.
3.65%, 12/01/2023	69,000	70,947
2.65%, 06/26/2030(b)	75,000	72,883

		334,278

Entertainment-0.77%
Activision Blizzard, Inc.
3.40%, 09/15/2026	28,000	29,310
1.35%, 09/15/2030(b)	34,000	30,306
Electronic Arts, Inc., 1.85%, 02/15/2031	55,000	50,234
Walt Disney Co. (The)
1.75%, 08/30/2024	104,000	103,686
2.65%, 01/13/2031(b)	100,000	99,015

		312,551

Equity REITs-5.88%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/2025	28,000	29,016
2.00%, 05/18/2032	30,000	27,164

	Principal Amount	Value

Equity REITs-(continued)
American Assets Trust L.P., 3.38%, 02/01/2031	$30,000	$29,072
American Homes 4 Rent L.P., 4.25%, 02/15/2028	28,000	29,627
American Tower Corp.
3.50%, 01/31/2023	49,000	49,863
3.80%, 08/15/2029	43,000	44,549
AvalonBay Communities, Inc.
3.45%, 06/01/2025	30,000	31,029
2.30%, 03/01/2030(b)	35,000	34,036
Boston Properties L.P.
3.65%, 02/01/2026	30,000	31,108
3.25%, 01/30/2031	35,000	34,931
Brixmor Operating Partnership L.P.
3.85%, 02/01/2025	24,000	24,945
4.13%, 05/15/2029	20,000	21,170
Camden Property Trust, 2.80%, 05/15/2030	50,000	49,517
CBRE Services, Inc.
4.88%, 03/01/2026(b)	30,000	32,558
2.50%, 04/01/2031	40,000	37,906
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/2023	50,000	51,100
Corporate Office Properties L.P., 2.75%, 04/15/2031	40,000	37,613
Crown Castle International Corp., 3.65%, 09/01/2027	46,000	47,656
Digital Realty Trust L.P., 3.70%, 08/15/2027	68,000	71,253
Duke Realty L.P., 2.25%, 01/15/2032(b)	50,000	46,645
EPR Properties, 3.75%, 08/15/2029	40,000	38,597
Equinix, Inc.
2.63%, 11/18/2024	40,000	40,291
3.20%, 11/18/2029(b)	40,000	39,509
ERP Operating L.P.
2.85%, 11/01/2026	38,000	38,967
2.50%, 02/15/2030(b)	40,000	39,159
Essex Portfolio L.P.
3.50%, 04/01/2025	30,000	30,981
3.00%, 01/15/2030	30,000	29,992
Extra Space Storage L.P., 2.35%, 03/15/2032	45,000	41,496
Federal Realty Investment Trust, 3.95%, 01/15/2024	40,000	41,209
Healthcare Trust of America Holdings L.P.
3.50%, 08/01/2026	21,000	21,785
2.00%, 03/15/2031	20,000	18,145
Healthpeak Properties, Inc.
3.25%, 07/15/2026(b)	30,000	31,047
3.50%, 07/15/2029	28,000	29,010
Host Hotels & Resorts L.P.
Series E, 4.00%, 06/15/2025	30,000	31,165
Series H, 3.38%, 12/15/2029	39,000	38,412
Hudson Pacific Properties L.P., 4.65%, 04/01/2029	33,000	35,911
Invitation Homes Operating Partnership L.P., 2.00%, 08/15/2031	50,000	44,723
Kilroy Realty L.P., 3.05%, 02/15/2030	38,000	37,261
Kimco Realty Corp.
2.80%, 10/01/2026	20,000	20,154
2.25%, 12/01/2031(b)	30,000	27,709
LifeStorage L.P., 3.50%, 07/01/2026	30,000	31,232

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)–(continued)

February 28, 2022

(Unaudited)

	Principal Amount	Value

Equity REITs-(continued)
Mid-America Apartments L.P., 3.60%, 06/01/2027	$44,000	$46,363
Office Properties Income Trust, 4.50%, 02/01/2025	30,000	30,787
Omega Healthcare Investors, Inc.
5.25%, 01/15/2026	18,000	19,285
3.38%, 02/01/2031	20,000	18,932
Prologis L.P., 2.25%, 04/15/2030	82,000	78,649
Public Storage
1.50%, 11/09/2026	40,000	38,826
1.85%, 05/01/2028	40,000	38,271
Realty Income Corp., 3.25%, 01/15/2031	30,000	30,445
Regency Centers L.P., 3.60%, 02/01/2027	22,000	23,110
Simon Property Group L.P.
2.00%, 09/13/2024	56,000	55,907
2.45%, 09/13/2029	56,000	54,146
SL Green Operating Partnership L.P., 3.25%, 10/15/2022	48,000	48,469
Spirit Realty L.P., 3.40%, 01/15/2030	33,000	32,930
Sun Communities Operating L.P., 2.70%, 07/15/2031	40,000	37,652
UDR, Inc., 3.20%, 01/15/2030	50,000	50,133
Ventas Realty L.P.
3.50%, 02/01/2025	40,000	41,273
4.40%, 01/15/2029	44,000	47,882
W.P. Carey, Inc.
4.60%, 04/01/2024	19,000	19,846
2.40%, 02/01/2031	30,000	28,148
Welltower, Inc.
4.00%, 06/01/2025	41,000	42,962
3.10%, 01/15/2030(b)	50,000	50,035
Weyerhaeuser Co., 7.38%, 03/15/2032	60,000	81,290

		2,382,854

Food & Staples Retailing-2.44%
Costco Wholesale Corp.
2.75%, 05/18/2024	89,000	90,946
1.60%, 04/20/2030	100,000	92,856
Kroger Co. (The)
2.65%, 10/15/2026(b)	77,000	77,795
4.50%, 01/15/2029	65,000	71,414
Sysco Corp.
3.30%, 07/15/2026	55,000	56,663
5.95%, 04/01/2030	50,000	59,860
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026	89,000	92,426
3.20%, 04/15/2030(b)	90,000	91,024
Walmart, Inc.
3.40%, 06/26/2023	173,000	177,405
1.80%, 09/22/2031	190,000	178,605

		988,994

Food Products-2.80%
Archer-Daniels-Midland Co. 2.50%, 08/11/2026	60,000	60,881
3.25%, 03/27/2030(b)	55,000	57,089
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	50,000	48,605
2.75%, 05/14/2031	55,000	52,380

	Principal Amount	Value

Food Products-(continued)
Campbell Soup Co.
3.95%, 03/15/2025	$30,000	$31,287
4.15%, 03/15/2028(b)	33,000	35,371
Conagra Brands, Inc.
4.30%, 05/01/2024	30,000	31,163
4.85%, 11/01/2028(b)	30,000	33,095
Flowers Foods, Inc., 2.40%, 03/15/2031	50,000	47,411
General Mills, Inc.
4.00%, 04/17/2025	50,000	52,398
4.20%, 04/17/2028(b)	51,000	55,069
Hershey Co. (The), 2.30%, 08/15/2026	68,000	68,695
Hormel Foods Corp., 1.80%, 06/11/2030(b)	70,000	65,362
Ingredion, Inc.
3.20%, 10/01/2026	28,000	28,855
2.90%, 06/01/2030	20,000	19,806
JM Smucker Co. (The)
3.50%, 03/15/2025	33,000	34,191
2.38%, 03/15/2030	40,000	38,037
Kellogg Co.
3.25%, 04/01/2026	41,000	42,134
Series B, 7.45%, 04/01/2031	30,000	40,633
McCormick & Co., Inc.
2.70%, 08/15/2022	23,000	23,139
3.40%, 08/15/2027	23,000	23,935
Mondelez International, Inc.
1.50%, 05/04/2025	70,000	68,242
2.75%, 04/13/2030(b)	60,000	59,207
Tyson Foods, Inc.
3.95%, 08/15/2024	56,000	58,210
3.55%, 06/02/2027	56,000	58,269

		1,133,464

Gas Utilities-0.34%
Atmos Energy Corp., 3.00%, 06/15/2027(b)	51,000	52,468
National Fuel Gas Co.
3.75%, 03/01/2023	15,000	15,190
2.95%, 03/01/2031	20,000	18,834
Southern California Gas Co., Series TT, 2.60%, 06/15/2026	50,000	50,621

		137,113

Health Care Equipment & Supplies-1.74%
Abbott Laboratories
3.75%, 11/30/2026	67,000	71,587
1.40%, 06/30/2030(b)	70,000	63,980
Baxter International, Inc.
1.92%, 02/01/2027(b)(c)	40,000	38,804
1.73%, 04/01/2031	40,000	36,290
Becton, Dickinson and Co.
3.36%, 06/06/2024	50,000	51,295
3.70%, 06/06/2027	40,000	42,016
Boston Scientific Corp.
3.45%, 03/01/2024	40,000	41,059
2.65%, 06/01/2030	40,000	38,817
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030 .	30,000	30,399
DH Europe Finance II S.a.r.l.
2.20%, 11/15/2024	48,000	48,101
2.60%, 11/15/2029	46,000	44,935
Edwards Lifesciences Corp., 4.30%, 06/15/2028(b)	37,000	40,176

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)–(continued)

February 28, 2022

(Unaudited)

	Principal Amount	Value

Health Care Equipment & Supplies-(continued)
Stryker Corp.
3.50%, 03/15/2026	$44,000	$45,600
1.95%, 06/15/2030	50,000	46,323
Zimmer Biomet Holdings, Inc., 3.55%, 04/01/2025	65,000	66,917

		706,299

Health Care Providers & Services-4.28%
AmerisourceBergen Corp.
3.25%, 03/01/2025	80,000	82,151
2.70%, 03/15/2031	90,000	86,776
Anthem, Inc.
2.38%, 01/15/2025	80,000	80,437
3.65%, 12/01/2027	75,000	78,788
Cardinal Health, Inc.
3.08%, 06/15/2024	80,000	81,376
3.41%, 06/15/2027(b)	69,000	71,519
Cigna Corp.
4.13%, 11/15/2025	70,000	73,857
4.38%, 10/15/2028	64,000	69,446
CVS Health Corp.
3.88%, 07/20/2025	110,000	115,147
4.30%, 03/25/2028	100,000	108,159
HCA, Inc.
5.00%, 03/15/2024	65,000	68,388
4.13%, 06/15/2029	60,000	62,942
Humana, Inc.
1.35%, 02/03/2027	85,000	80,273
2.15%, 02/03/2032	65,000	59,772
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	33,000	33,972
2.95%, 12/01/2029	30,000	29,842
McKesson Corp., 3.80%, 03/15/2024	180,000	185,403
Quest Diagnostics, Inc.
3.50%, 03/30/2025	30,000	30,943
2.95%, 06/30/2030	35,000	34,534
UnitedHealth Group, Inc.
3.75%, 07/15/2025	114,000	119,703
2.00%, 05/15/2030(b)	130,000	122,820
Universal Health Services, Inc.
1.65%, 09/01/2026(c)	26,000	24,723
2.65%, 10/15/2030(c)	35,000	33,077

		1,734,048

Hotels, Restaurants & Leisure-1.43%
Booking Holdings, Inc.
3.65%, 03/15/2025	40,000	41,756
4.63%, 04/13/2030	45,000	50,362
Darden Restaurants, Inc., 3.85%, 05/01/2027(b)	54,000	56,930
Expedia Group, Inc.
5.00%, 02/15/2026	30,000	32,348
3.80%, 02/15/2028	28,000	28,838
Marriott International, Inc.
Series FF, 4.63%, 06/15/2030	40,000	43,220
Series R, 3.13%, 06/15/2026	45,000	45,812
McDonald’s Corp.
3.70%, 01/30/2026	76,000	80,117
3.80%, 04/01/2028	80,000	84,964

	Principal Amount	Value

Hotels, Restaurants & Leisure-(continued)
Starbucks Corp.
3.80%, 08/15/2025	$56,000	$58,733
2.55%, 11/15/2030(b)	60,000	57,658

		580,738

Household Durables-1.05%
D.R. Horton, Inc.
2.50%, 10/15/2024	35,000	35,190
1.40%, 10/15/2027(b)	40,000	37,139
Leggett & Platt, Inc., 3.50%, 11/15/2027	40,000	41,465
Lennar Corp.
4.50%, 04/30/2024	30,000	31,244
4.75%, 11/29/2027(b)	30,000	32,683
Mohawk Industries, Inc.
3.85%, 02/01/2023(b)	36,000	36,506
3.63%, 05/15/2030	35,000	36,157
NVR, Inc.
3.95%, 09/15/2022	20,000	20,171
3.00%, 05/15/2030	20,000	19,883
PulteGroup, Inc., 5.50%, 03/01/2026	50,000	55,191
Whirlpool Corp., 4.75%, 02/26/2029(b)	74,000	82,026

		427,655

Household Products-1.19%
Clorox Co. (The)
3.05%, 09/15/2022	27,000	27,165
3.90%, 05/15/2028(b)	25,000	26,643
Colgate-Palmolive Co., 3.25%, 03/15/2024	75,000	77,559
Kimberly-Clark Corp., 3.20%, 04/25/2029(b)	107,000	111,244
Procter & Gamble Co. (The)
2.15%, 08/11/2022	120,000	120,646
3.00%, 03/25/2030	115,000	119,966

		483,223

Independent Power and Renewable Electricity Producers-0.10%
DTE Electric Co., Series C, 2.63%, 03/01/2031	40,000	39,390

Industrial Conglomerates-1.37%
3M Co.
3.25%, 02/14/2024(b)	74,000	76,222
2.88%, 10/15/2027(b)	73,000	75,153
General Electric Co., 6.75%, 03/15/2032	160,000	206,680
Honeywell International, Inc.
2.50%, 11/01/2026(b)	68,000	68,948
1.75%, 09/01/2031(b)	80,000	73,782
Roper Technologies, Inc.
1.00%, 09/15/2025	30,000	28,574
1.75%, 02/15/2031	30,000	26,504

		555,863

Insurance-5.91%
Aflac, Inc.
3.63%, 11/15/2024(b)	56,000	58,334
3.60%, 04/01/2030	55,000	58,440
Alleghany Corp., 3.63%, 05/15/2030	45,000	45,929
Allstate Corp. (The)
3.28%, 12/15/2026(b)	56,000	58,217
1.45%, 12/15/2030	70,000	62,902
American International Group, Inc.
3.90%, 04/01/2026	84,000	88,400
3.40%, 06/30/2030	90,000	92,512

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)–(continued)

February 28, 2022

(Unaudited)

	Principal Amount	Value
Insurance-(continued)
Aon Corp., 2.80%, 05/15/2030	$40,000	$39,376
Aon PLC, 3.88%, 12/15/2025	40,000	41,832
Brighthouse Financial, Inc., 3.70%, 06/22/2027(b)	97,000	100,628
Brown & Brown, Inc.
4.20%, 09/15/2024	21,000	21,845
2.38%, 03/15/2031(b)	20,000	18,633
Chubb INA Holdings, Inc.
3.35%, 05/03/2026	65,000	67,602
1.38%, 09/15/2030(b)	80,000	71,663
CNA Financial Corp.
3.95%, 05/15/2024	47,000	48,544
3.90%, 05/01/2029	43,000	45,876
CNO Financial Group, Inc.
5.25%, 05/30/2025	20,000	21,434
5.25%, 05/30/2029	18,000	19,469
Fidelity National Financial, Inc., 3.40%, 06/15/2030	60,000	60,155
First American Financial Corp., 2.40%, 08/15/2031	50,000	45,670
Globe Life, Inc., 4.55%, 09/15/2028	46,000	50,348
Hartford Financial Services Group, Inc. (The), 2.80%, 08/19/2029	94,000	93,272
Lincoln National Corp.
4.00%, 09/01/2023	61,000	63,051
3.80%, 03/01/2028	56,000	59,278
Loews Corp.
3.75%, 04/01/2026	38,000	40,256
3.20%, 05/15/2030	40,000	40,906
Marsh & McLennan Cos., Inc.
3.88%, 03/15/2024	44,000	45,584
4.38%, 03/15/2029	38,000	41,486
MetLife, Inc.
3.60%, 04/10/2024	99,000	102,544
4.55%, 03/23/2030(b)	95,000	106,729
Old Republic International Corp., 3.88%, 08/26/2026	64,000	67,199
Primerica, Inc., 2.80%, 11/19/2031(b)	40,000	38,448
Principal Financial Group, Inc., 3.70%, 05/15/2029	112,000	119,349
Progressive Corp. (The)
2.45%, 01/15/2027	53,000	53,647
4.00%, 03/01/2029	45,000	48,633
Prudential Financial, Inc.
1.50%, 03/10/2026(b)	110,000	107,741
2.10%, 03/10/2030(b)	115,000	110,010
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	74,000	77,455
Willis North America, Inc.
3.60%, 05/15/2024	32,000	32,863
2.95%, 09/15/2029	30,000	29,416

		2,395,676

Interactive Media & Services-0.66%
Alphabet, Inc.
2.00%, 08/15/2026	132,000	132,363
1.10%, 08/15/2030(b)	150,000	135,733

		268,096

	Principal Amount	Value

Internet & Direct Marketing Retail-0.82%
Amazon.com, Inc.
1.00%, 05/12/2026(b)	$135,000	$130,152
3.15%, 08/22/2027	125,000	130,853
eBay, Inc.
1.90%, 03/11/2025	40,000	39,581
3.60%, 06/05/2027(b)	30,000	31,464

		332,050

IT Services-3.03%
Amdocs Ltd., 2.54%, 06/15/2030	50,000	47,114
Automatic Data Processing, Inc.
3.38%, 09/15/2025	81,000	84,693
1.25%, 09/01/2030	60,000	53,947
Broadridge Financial Solutions, Inc.
3.40%, 06/27/2026(b)	25,000	26,035
2.60%, 05/01/2031	30,000	28,241
DXC Technology Co.
1.80%, 09/15/2026	34,000	32,491
2.38%, 09/15/2028	33,000	31,431
Fidelity National Information Services, Inc.
1.15%, 03/01/2026	50,000	47,267
3.75%, 05/21/2029	40,000	41,058
Fiserv, Inc.
2.75%, 07/01/2024	39,000	39,450
3.50%, 07/01/2029	38,000	38,598
Global Payments, Inc.
2.65%, 02/15/2025	30,000	30,168
3.20%, 08/15/2029(b)	23,000	22,725
International Business Machines Corp.
3.00%, 05/15/2024	142,000	145,366
3.50%, 05/15/2029	135,000	141,650
Mastercard, Inc.
3.38%, 04/01/2024	53,000	54,818
3.35%, 03/26/2030	55,000	57,671
PayPal Holdings, Inc.
2.40%, 10/01/2024	45,000	45,427
2.85%, 10/01/2029	45,000	44,867
VeriSign, Inc.
5.25%, 04/01/2025	10,000	10,712
2.70%, 06/15/2031	20,000	18,592
Visa, Inc.
3.15%, 12/14/2025	61,000	63,241
1.90%, 04/15/2027(b)	65,000	64,111
Western Union Co. (The), 1.35%, 03/15/2026(b)	60,000	57,302

		1,226,975

Leisure Products-0.24%
Brunswick Corp., 2.40%, 08/18/2031	40,000	36,609
Hasbro, Inc.
3.55%, 11/19/2026	30,000	30,993
3.90%, 11/19/2029(b)	28,000	29,335

		96,937

Life Sciences Tools & Services-0.59%
Agilent Technologies, Inc.
3.88%, 07/15/2023	28,000	28,696
2.30%, 03/12/2031	30,000	28,074
Illumina, Inc., 2.55%, 03/23/2031(b)	50,000	47,430

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)–(continued)

February 28, 2022

(Unaudited)

	Principal Amount	Value
Life Sciences Tools & Services-(continued)
PerkinElmer, Inc., 3.30%, 09/15/2029	$33,000	$33,170
Thermo Fisher Scientific, Inc., 2.00%, 10/15/2031	110,000	102,146

		239,516

Machinery-2.08%
Caterpillar Financial Services Corp., 0.80%, 11/13/2025	80,000	76,235
Caterpillar, Inc., 2.60%, 04/09/2030	80,000	80,026
Cummins, Inc.
3.65%, 10/01/2023	46,000	47,178
1.50%, 09/01/2030	50,000	44,916
Flowserve Corp., 3.50%, 10/01/2030	35,000	34,780
Fortive Corp., 3.15%, 06/15/2026	48,000	49,614
IDEX Corp., 3.00%, 05/01/2030	40,000	39,438
Illinois Tool Works, Inc., 2.65%, 11/15/2026	98,000	100,344
John Deere Capital Corp.
3.45%, 03/13/2025	61,000	63,670
2.80%, 07/18/2029	60,000	61,077
Otis Worldwide Corp.
2.06%, 04/05/2025	40,000	39,745
2.57%, 02/15/2030	40,000	38,705
Parker-Hannifin Corp., 3.25%, 06/14/2029	37,000	37,749
Stanley Black & Decker, Inc.
3.40%, 03/01/2026	40,000	41,865
2.30%, 03/15/2030(b)	40,000	38,568
Xylem, Inc.
3.25%, 11/01/2026	25,000	25,826
2.25%, 01/30/2031(b)	25,000	23,539

		843,275

Marine-0.08%
Kirby Corp., 4.20%, 03/01/2028	33,000	34,055

Media-1.52%
Comcast Corp.
3.70%, 04/15/2024	114,000	118,251
4.15%, 10/15/2028	107,000	115,908
Discovery Communications LLC
2.95%, 03/20/2023	38,000	38,422
3.95%, 03/20/2028	38,000	39,476
Fox Corp.
4.03%, 01/25/2024	35,000	36,301
4.71%, 01/25/2029	30,000	32,774
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	60,000	66,611
Omnicom Group, Inc., 4.20%, 06/01/2030	40,000	43,356
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	38,000	39,677
Paramount Global
4.75%, 05/15/2025	40,000	42,707
4.95%, 01/15/2031(b)	40,000	44,372

		617,855

Metals & Mining-0.68%
Newmont Corp., 2.25%, 10/01/2030(b)	85,000	79,491
Nucor Corp.
4.13%, 09/15/2022	47,000	47,409
3.95%, 05/01/2028	39,000	41,658

	Principal Amount	Value

Metals & Mining-(continued)
Reliance Steel & Aluminum Co.
4.50%, 04/15/2023	$31,000	$31,739
2.15%, 08/15/2030	25,000	23,196
Steel Dynamics, Inc., 3.45%, 04/15/2030	51,000	51,808

		275,301

Multiline Retail-1.00%
Dollar General Corp.
3.25%, 04/15/2023	44,000	44,644
3.50%, 04/03/2030	40,000	40,859
Dollar Tree, Inc.
4.00%, 05/15/2025	35,000	36,524
4.20%, 05/15/2028	42,000	44,931
Kohl’s Corp., 3.38%, 05/01/2031(b)	90,000	88,637
Target Corp.
2.25%, 04/15/2025	75,000	75,545
3.38%, 04/15/2029(b)	70,000	74,307

		405,447

Multi-Utilities-1.44%
Ameren Corp., 3.50%, 01/15/2031	70,000	72,028
Black Hills Corp., 4.25%, 11/30/2023	33,000	34,164
CenterPoint Energy, Inc.
1.45%, 06/01/2026	40,000	38,377
2.65%, 06/01/2031	40,000	38,294
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030(b)	70,000	71,440
DTE Energy Co., Series F, 1.05%, 06/01/2025 .	50,000	47,823
NiSource, Inc.
0.95%, 08/15/2025	30,000	28,380
3.49%, 05/15/2027	33,000	34,084
Public Service Enterprise Group, Inc.
2.88%, 06/15/2024	40,000	40,816
2.45%, 11/15/2031	45,000	42,657
Sempra Energy, 3.40%, 02/01/2028	51,000	52,617
WEC Energy Group, Inc.
0.55%, 09/15/2023	48,000	47,084
1.38%, 10/15/2027	40,000	37,266

		585,030

Oil, Gas & Consumable Fuels-5.18%
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025	30,000	32,430
5.13%, 06/30/2027	25,000	27,304
Chevron Corp.
2.95%, 05/16/2026	137,000	141,527
2.24%, 05/11/2030	145,000	141,276
ConocoPhillips
4.95%, 03/15/2026	70,000	76,727
6.95%, 04/15/2029	60,000	76,745
Coterra Energy, Inc.
4.38%, 06/01/2024(c)	11,000	11,422
3.90%, 05/15/2027(c)	13,000	13,566
Devon Energy Corp., 7.88%, 09/30/2031	40,000	53,948
Diamondback Energy, Inc.
2.88%, 12/01/2024	25,000	25,338
3.50%, 12/01/2029	25,000	25,305
EOG Resources, Inc.
2.63%, 03/15/2023	41,000	41,343
4.38%, 04/15/2030	40,000	44,199

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)–(continued)

February 28, 2022

(Unaudited)

	Principal Amount	Value

Oil, Gas & Consumable Fuels-(continued)
Exxon Mobil Corp.
3.04%, 03/01/2026(b)	$171,000	$176,913
2.61%, 10/15/2030(b)	185,000	183,746
HollyFrontier Corp., 5.88%, 04/01/2026	61,000	66,204
Kinder Morgan, Inc.
4.30%, 06/01/2025	64,000	67,136
4.30%, 03/01/2028	65,000	69,396
Marathon Oil Corp., 4.40%, 07/15/2027(b)	58,000	61,675
Marathon Petroleum Corp., 4.70%, 05/01/2025	140,000	148,868
ONEOK Partners L.P., 3.38%, 10/01/2022	39,000	39,271
ONEOK, Inc., 4.55%, 07/15/2028	41,000	43,755
Ovintiv Exploration, Inc., 5.63%, 07/01/2024	25,000	26,769
Ovintiv, Inc., 7.38%, 11/01/2031	20,000	25,462
Phillips
66 4.30%, 04/01/2022	45,000	45,122
3.90%, 03/15/2028	79,000	83,097
Pioneer Natural Resources Co.
1.13%, 01/15/2026	70,000	66,531
1.90%, 08/15/2030	30,000	27,270
Valero Energy Corp.
3.40%, 09/15/2026	78,000	80,328
4.00%, 04/01/2029	77,000	80,547
Williams Cos., Inc. (The)
4.55%, 06/24/2024	50,000	52,422
3.75%, 06/15/2027	45,000	46,985

		2,102,627

Personal Products-0.20%
Estee Lauder Cos., Inc. (The)
2.00%, 12/01/2024	40,000	40,215
2.38%, 12/01/2029	43,000	42,316

		82,531

Pharmaceuticals-2.80%
Bristol-Myers Squibb Co.
2.90%, 07/26/2024	75,000	76,853
3.40%, 07/26/2029	34,000	35,902
Eli Lilly and Co.
2.35%, 05/15/2022	71,000	71,227
3.38%, 03/15/2029	66,000	69,804
Johnson & Johnson
2.45%, 03/01/2026	138,000	140,426
1.30%, 09/01/2030(b)	150,000	138,040
Merck & Co., Inc.
2.75%, 02/10/2025	99,000	101,385
3.40%, 03/07/2029	95,000	100,205
Pfizer, Inc.
3.00%, 12/15/2026(b)	113,000	117,237
3.45%, 03/15/2029	110,000	115,948
Royalty Pharma PLC, 2.15%, 09/02/2031	20,000	17,910
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	33,000	34,200
Viatris, Inc., 2.70%, 06/22/2030	50,000	46,881
Zoetis, Inc.
3.25%, 02/01/2023	33,000	33,330
3.00%, 09/12/2027	35,000	35,735

		1,135,083

	Principal Amount	Value

Professional Services-0.19%
Equifax, Inc.
2.60%, 12/01/2024	$18,000	$18,167
2.35%, 09/15/2031	20,000	18,386
Verisk Analytics, Inc.
4.00%, 06/15/2025	20,000	20,828
4.13%, 03/15/2029	20,000	21,347

		78,728

Road & Rail-1.12%
CSX Corp.
2.60%, 11/01/2026	45,000	45,717
3.25%, 06/01/2027	52,000	53,924
J.B. Hunt Transport Services, Inc., 3.88%, 03/01/2026	50,000	52,683
Norfolk Southern Corp.
2.90%, 06/15/2026	43,000	44,077
3.80%, 08/01/2028	45,000	47,720
Ryder System, Inc., 3.65%, 03/18/2024	56,000	57,732
Union Pacific Corp.
4.16%, 07/15/2022	74,000	74,261
3.95%, 09/10/2028	74,000	79,584

		455,698

Semiconductors & Semiconductor Equipment-2.74%
Applied Materials, Inc.
3.90%, 10/01/2025	40,000	42,345
3.30%, 04/01/2027	45,000	47,065
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	68,000	70,907
Broadcom, Inc., 2.45%, 02/15/2031(c)	70,000	64,678
Intel Corp.
3.70%, 07/29/2025	110,000	115,372
2.45%, 11/15/2029	122,000	119,208
KLA Corp.
4.65%, 11/01/2024	33,000	34,879
4.10%, 03/15/2029	32,000	34,549
Lam Research Corp.
3.75%, 03/15/2026	35,000	37,077
4.00%, 03/15/2029	33,000	35,710
Marvell Technology, Inc.
1.65%, 04/15/2026	20,000	19,283
2.95%, 04/15/2031	20,000	19,276
Maxim Integrated Products, Inc., 3.45%, 06/15/2027	31,000	32,488
Micron Technology, Inc.
4.19%, 02/15/2027	61,000	64,417
4.66%, 02/15/2030	25,000	26,916
NVIDIA Corp.
3.20%, 09/16/2026	32,000	33,419
2.85%, 04/01/2030	32,000	32,435
QUALCOMM, Inc.
3.00%, 05/20/2022	80,000	80,155
3.25%, 05/20/2027	68,000	70,992
Texas Instruments, Inc.
1.38%, 03/12/2025	65,000	64,005
2.25%, 09/04/2029(b)	66,000	65,037

		1,110,213

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)–(continued)

February 28, 2022

(Unaudited)

	Principal Amount	Value

Software-2.19%
Adobe, Inc.
3.25%, 02/01/2025	$33,000	$34,108
2.30%, 02/01/2030	40,000	38,929
Autodesk, Inc., 3.50%, 06/15/2027	23,000	24,000
Citrix Systems, Inc.
1.25%, 03/01/2026	20,000	19,745
3.30%, 03/01/2030(b)	20,000	20,152
Fortinet, Inc.
1.00%, 03/15/2026	16,000	15,021
2.20%, 03/15/2031	16,000	14,716
Intuit, Inc.
0.95%, 07/15/2025(b)	30,000	28,752
1.65%, 07/15/2030	30,000	27,582
Microsoft Corp., 3.30%, 02/06/2027	345,000	365,201
Oracle Corp.
2.50%, 04/01/2025	90,000	89,986
2.88%, 03/25/2031	90,000	85,999
salesforce.com, inc.
3.25%, 04/11/2023(b)	33,000	33,699
3.70%, 04/11/2028	32,000	34,189
ServiceNow, Inc., 1.40%, 09/01/2030	25,000	22,127
VMware, Inc., 3.90%, 08/21/2027	33,000	34,535

		888,741

Specialty Retail-2.91%
AutoNation, Inc., 4.75%, 06/01/2030	70,000	75,484
AutoZone, Inc.
3.13%, 07/15/2023	36,000	36,586
4.00%, 04/15/2030	35,000	37,233
Best Buy Co., Inc., 1.95%, 10/01/2030	115,000	104,799
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	66,000	73,746
5.30%, 10/01/2029	70,000	78,263
Dick’s Sporting Goods, Inc., 3.15%, 01/15/2032(b)	50,000	48,091
Home Depot, Inc. (The)
2.63%, 06/01/2022	111,000	111,360
2.95%, 06/15/2029(b)	103,000	105,208
Leidos, Inc.
3.63%, 05/15/2025(b)	30,000	30,947
2.30%, 02/15/2031	30,000	27,063
Lowe’s Cos., Inc.
2.50%, 04/15/2026(b)	69,000	69,851
2.63%, 04/01/2031(b)	80,000	77,351
O’Reilly Automotive, Inc.
3.55%, 03/15/2026	30,000	31,285
3.60%, 09/01/2027(b)	29,000	30,359
Ross Stores, Inc.
4.60%, 04/15/2025	37,000	39,526
1.88%, 04/15/2031	40,000	36,213
TJX Cos., Inc. (The)
2.25%, 09/15/2026	60,000	60,276
1.60%, 05/15/2031(b)	65,000	58,876
Tractor Supply Co., 1.75%, 11/01/2030	55,000	48,849

		1,181,366

Technology Hardware, Storage & Peripherals-1.66%
Apple, Inc.
2.40%, 05/03/2023	196,000	198,590
1.65%, 02/08/2031(b)	220,000	204,630

	Principal Amount	Value

Technology Hardware, Storage & Peripherals-(continued)
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	$98,000	$105,269
HP, Inc.
2.20%, 06/17/2025	60,000	59,684
3.00%, 06/17/2027	55,000	55,664
NetApp, Inc.
1.88%, 06/22/2025	25,000	24,521
2.70%, 06/22/2030	25,000	24,225

		672,583

Textiles, Apparel & Luxury Goods-0.76%
NIKE, Inc.
2.40%, 03/27/2025	65,000	65,924
2.85%, 03/27/2030	70,000	71,222
Ralph Lauren Corp., 2.95%, 06/15/2030(b)	50,000	49,912
Tapestry, Inc., 3.05%, 03/15/2032	55,000	52,360
VF Corp.
2.40%, 04/23/2025	35,000	35,071
2.95%, 04/23/2030	35,000	34,444

		308,933

Tobacco-0.96%
Altria Group, Inc.
2.85%, 08/09/2022	96,000	96,669
4.80%, 02/14/2029	85,000	91,910
Philip Morris International, Inc.
3.25%, 11/10/2024	96,000	99,196
3.38%, 08/15/2029	97,000	99,995

		387,770

Trading Companies & Distributors-0.15%
WW Grainger, Inc., 1.85%, 02/15/2025	62,000	61,548

Water Utilities-0.26%
American Water Capital Corp.
3.40%, 03/01/2025	32,000	33,093
3.75%, 09/01/2028	30,000	31,697
Essential Utilities, Inc., 2.70%, 04/15/2030	40,000	39,339

		104,129

Wireless Telecommunication Services-0.36%
T-Mobile USA, Inc.
3.50%, 04/15/2025	70,000	72,043
3.88%, 04/15/2030	70,000	72,424

		144,467

Total U.S. Dollar Denominated Bonds & Notes (Cost $40,822,556)		40,218,019

	Shares

Money Market Funds-0.25%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $99,537)	99,537	99,537

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.42% (Cost $40,922,093)		40,317,556

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-17.27%
Invesco Private Government Fund, 0.12%(d)(e)(f)	2,100,431	$2,100,431
Invesco Private Prime Fund, 0.08%(d)(e)(f)	4,900,515	4,901,005

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,001,928)		7,001,436

TOTAL INVESTMENTS IN SECURITIES-116.69% (Cost $47,924,021)		47,318,992
OTHER ASSETS LESS LIABILITIES-(16.69)%		(6,766,303)

NET ASSETS-100.00%		$40,552,689

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2022.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $285,008, which represented less than 1% of the Fund’s Net Assets.

(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$555,106	$2,115,076	$(2,570,645)	$-	$-	$99,537	$21
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,828,768	4,832,776	(4,561,113)	-	-	2,100,431	283	*
Invesco Private Prime Fund	4,267,126	9,295,049	(8,659,573)	(492)	(1,105)	4,901,005	2,514	*

Total	$6,651,000	$16,242,901	$(15,791,331)	$(492)	$(1,105)	$7,100,973	$2,818

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)–(continued)

February 28, 2022

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets)
as of February 28, 2022
Financials	18.83
Information Technology	11.71
Health Care	11.11
Industrials	10.61
Consumer Discretionary	9.65
Consumer Staples	9.09
Utilities	6.96
Energy	6.00
Real Estate	5.88
Communication Services	5.03
Materials	4.30
Money Market Funds Plus Other Assets Less Liabilities	0.83

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco National AMT-Free Municipal Bond ETF (PZA)

February 28, 2022

(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations-98.48%

Alabama-0.88%
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority, Series 2018 A, RB	5.00%	07/01/2048	$3,000	$3,432,376
Birmingham (City of), AL Water Works Board, Series 2015 A, Ref. RB(a)(b)	5.00%	01/01/2025	1,000	1,102,622
Jasper (City of), AL, Series 2014, GO Wts.(a)(b)	5.00%	03/01/2024	4,000	4,301,226
Jefferson (County of), AL, Series 2013 A, Revenue Wts., (INS - AGM)(c)	5.50%	10/01/2053	5,000	5,421,941
Mobile (City of), AL Infirmary Health System Special Care Facilities Financing Authority, Series 2021 A, Ref. RB	4.00%	02/01/2046	5,000	5,580,627
Tuscaloosa (City of), AL Board of Education, Series 2016, Revenue Wts.(a)(b)	5.00%	08/01/2026	1,000	1,155,730

				20,994,522

Arizona-1.96%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital), Series 2014, Ref. RB	5.00%	12/01/2042	65	70,774
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2020, RB	3.00%	02/01/2045	2,000	1,975,855
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2020, RB	4.00%	02/01/2050	1,000	1,092,671
Arizona (State of) Industrial Development Authority (Social Bonds), Series 2020 A, RB	4.00%	11/01/2050	2,000	2,181,548
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 E, RB	3.00%	01/01/2049	3,355	3,262,938
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 F, RB	3.00%	01/01/2049	2,000	1,955,776
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 A, RB	3.00%	09/01/2051	6,250	6,092,358
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 A, RB	4.00%	09/01/2051	2,625	2,917,772
Phoenix (City of), AZ Industrial Development Authority (Downtown Phoenix Student Housing, LLC-Arizona State University), Series 2018 A, Ref. RB	5.00%	07/01/2042	1,000	1,131,736
Phoenix Civic Improvement Corp., Series 2015 A, RB	5.00%	07/01/2045	2,000	2,211,119
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2045	5,000	5,805,576
Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2049	5,000	5,890,199
Phoenix Civic Improvement Corp. (Sustainability Bonds), Series 2020, RB	5.00%	07/01/2044	5,000	6,096,062
Queen Creek (Town of), AZ, Series 2020, RB	4.00%	08/01/2045	1,250	1,409,282
University of Arizona (The), Series 2020, Ref. RB	4.00%	08/01/2044	4,000	4,525,397

				46,619,063

Arkansas-0.36%
University of Arkansas, Series 2021 A, RB	5.00%	12/01/2045	5,000	6,168,448
University of Arkansas (Fayetteville Campus), Series 2017, RB	5.00%	11/01/2047	2,000	2,372,953

				8,541,401

California-16.92%
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(c)	5.00%	10/01/2036	1,000	1,142,320
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(c)	5.00%	10/01/2037	940	1,072,891
Bay Area Toll Authority, Series 2019 H, Ref. RB(a)(b)	5.00%	04/01/2029	4,000	4,899,618
Bay Area Toll Authority (San Francisco Bay Area), Series 2014 S-6, RB(a)(b)	5.00%	10/01/2024	2,500	2,739,973
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB	4.00%	04/01/2056	5,000	5,452,134
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	2,500	2,746,313
Beaumont (City of), CA Public Improvement Authority, Series 2018 A, RB, (INS - AGM)(c)	5.00%	09/01/2049	1,000	1,137,804
California (State of), Series 2014, GO Bonds	5.00%	10/01/2039	5,000	5,429,308
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	3,000	3,417,406
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2038	1,000	1,093,682
California (State of), Series 2019, GO Bonds	5.00%	04/01/2045	4,000	4,802,054
California (State of), Series 2019, GO Bonds	5.00%	04/01/2049	1,000	1,195,514
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2039	4,500	5,516,379
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2041	5,500	6,904,240
California (State of) (Green Bonds), Series 2014, GO Bonds	5.00%	10/01/2037	3,500	3,802,372
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB(a)(b)	5.00%	04/01/2026	1,000	1,141,676
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB(a)(b)	5.00%	04/01/2026	1,000	1,141,676

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California-(continued)
California (State of) Educational Facilities Authority (Stanford University), Series 2007 T-1, RB	5.00%	03/15/2039	$5,000	$6,826,598
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2049	4,000	5,799,961
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2035	1,000	1,139,298
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County), Series 2021, Ref. RB	2.13%	11/01/2041	5,000	4,441,629
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.00%	02/01/2042	3,000	3,239,768
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	5.00%	02/01/2042	2,250	2,576,683
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	5.00%	11/01/2047	3,500	4,864,564
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, RB	4.00%	06/01/2050	3,860	4,219,173
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	7,360	8,237,029
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	1,930	2,298,417
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	4,000	4,313,892
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2042	1,715	1,973,571
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	2,500	2,859,192
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2041	1,000	1,134,834
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	6,000	7,009,575
California (State of) Municipal Finance Authority (Pomona College), Series 2017, Ref. RB(a)(b)	5.00%	01/01/2028	1,000	1,198,755
California (State of) Municipal Finance Authority (University of La Verne), Series 2017 A, Ref. RB	5.00%	06/01/2043	1,750	2,022,352
California (State of) Public Works Board, Series 2014 B, RB	5.00%	10/01/2039	1,500	1,628,395
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	4.00%	12/01/2057	500	514,140
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2038	2,500	2,906,153
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	6,080	7,054,704
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2047	11,310	13,092,852
Centinela Valley Union High School District (Election of 2010), Series 2012 B, GO Bonds(d)	5.00%	08/01/2050	600	610,762
Chino Valley Unified School District, Series 2020 B, GO Bonds	4.00%	08/01/2045	2,500	2,828,771
Chino Valley Unified School District, Series 2020 B, GO Bonds	3.38%	08/01/2050	7,500	7,734,843
El Dorado Irrigation District, Series 2014 A, Ref. RB(a)(b)	5.00%	03/01/2024	3,000	3,227,899
El Dorado Irrigation District, Series 2014 A, Ref. RB(a)(b)	5.25%	03/01/2024	3,500	3,783,111
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	3,000	3,137,010
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(c)	5.00%	09/01/2044	6,000	6,435,581
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	10,000	10,977,988
Livermore Valley Joint Unified School District (Measure J), Series 2019, GO Bonds	4.00%	08/01/2046	7,000	7,609,187
Livermore Valley Joint Unified School District (Measure J), Series 2021, GO Bonds	4.00%	08/01/2047	3,000	3,354,857
Long Beach Unified School District (Election of 2016), Series 2019 B, GO Bonds	3.00%	08/01/2050	1,270	1,274,033
Los Angeles (City of), CA (Green Bonds), Series 2015 A, RB	5.00%	06/01/2044	1,000	1,104,847
Los Angeles (City of), CA (Green Bonds), Series 2015 C, Ref. RB	5.00%	06/01/2045	1,500	1,656,268
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	1,500	1,764,813
Los Angeles (City of), CA Department of Airports, Series 2022 B, RB	4.00%	05/15/2048	5,000	5,651,442
Los Angeles (City of), CA Department of Water & Power, Series 2012 B, RB	5.00%	07/01/2043	8,000	8,103,541
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	2,360	2,846,597
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2037	1,000	1,245,850
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2038	1,000	1,243,565
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2039	1,000	1,240,463
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2046	4,000	4,931,968
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2036	5,000	5,775,084
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2037	3,750	4,306,013

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California-(continued)
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2037	$19,000	$23,562,004
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2039	2,250	2,459,405
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2044	1,000	1,090,242
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	11,400	12,670,899
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB(a)(b)	5.00%	12/01/2028	1,720	2,086,269
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2051	2,680	3,197,788
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2038	1,000	1,143,377
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2039	1,000	1,141,280
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2040	1,000	1,136,149
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2044	1,000	1,127,730
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds	5.00%	07/01/2040	1,610	1,782,709
Madera Unified School District (Election of 2014), Series 2017, GO Bonds	4.00%	08/01/2046	5,000	5,534,922
Manhattan Beach Unified School District (Measure C), Series 2020 B, GO Bonds	4.00%	09/01/2045	5,635	6,462,491
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	3,000	3,303,448
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	1,000	1,208,297
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	2,000	2,198,827
Napa Valley Unified School District, Series 2019 C, GO Bonds, (INS - AGM)(c)	4.00%	08/01/2044	3,000	3,283,720
Natomas Unified School District, Series 2020 A, GO Bonds, (INS - AGM)(c)	4.00%	08/01/2049	3,885	4,217,950
Norman Y Mineta San Jose International Airport SJC, Series 2017 B, Ref. RB	5.00%	03/01/2042	1,300	1,487,937
Norman Y Mineta San Jose International Airport SJC, Series 2017 B, Ref. RB	5.00%	03/01/2047	5,000	5,707,907
Oxnard School District (Election of 2016), Series 2017 A, GO Bonds, (INS - BAM)(c)	5.00%	08/01/2045	5,000	5,841,364
Perris Union High School District, Series 2019 A, GO Bonds, (INS - AGM)(c)	4.00%	09/01/2048	7,500	8,443,896
Sacramento (County of), CA, Series 2016 A, Ref. RB	5.00%	07/01/2041	2,400	2,717,216
Sacramento (County of), CA, Series 2016 B, Ref. RB	5.00%	07/01/2041	2,250	2,542,377
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	5,600	6,855,390
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2048	6,620	7,456,894
San Diego Unified School District, Series 2020 M-2, GO Bonds	5.00%	07/01/2022	490	497,002
San Diego Unified School District, Series 2020 M-2, GO Bonds	4.00%	07/01/2050	14,300	16,038,834
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	5,000	5,531,542
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2047	4,165	4,834,041
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2014 B, RB	5.00%	05/01/2044	2,000	2,145,406
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 A, GO Bonds	5.00%	08/01/2047	2,000	2,318,598
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	4,000	4,438,812
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2045	2,000	2,408,574
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	9,500	10,745,001
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2043	1,500	1,785,176

				403,234,862

Colorado-3.74%
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2047	2,000	2,326,579
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	4.00%	11/15/2046	7,500	8,497,529
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	4.00%	11/15/2050	20,000	22,566,686
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	3.00%	11/15/2051	15,000	14,619,640
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)), Series 2017, Ref. RB(a)(b)	5.00%	06/01/2027	1,750	2,042,829
Colorado (State of) Health Facilities Authority (Parkview Medical Center), Series 2020 A, RB	4.00%	09/01/2050	2,800	3,019,160
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2042	1,000	1,123,725
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2044	750	839,765
Denver (City & County of), CO, Series 2021 A, RB	4.00%	08/01/2051	1,000	1,124,075

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Denver (City & County of), CO Board of Water Commissioners (Green Bonds), Series 2017 A, RB	5.00%	09/15/2047	$5,000	$5,813,560
Denver City & County School District No. 1, Series 2021, GO Bonds	3.00%	12/01/2043	3,970	4,102,369
Denver City & County School District No. 1, Series 2021, GO Bonds	4.00%	12/01/2045	2,000	2,299,797
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2040	2,725	2,953,578
Loveland (City of), CO Electric & Communications Enterprise, Series 2019 A, RB	5.00%	12/01/2044	5,000	5,929,856
Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	4.00%	11/01/2040	1,000	1,153,836
Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	2.00%	11/01/2041	1,000	872,236
Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	2.25%	11/01/2045	1,000	891,418
Weld County School District No. Re-5J, Series 2021, GO Bonds	4.00%	12/01/2045	4,000	4,561,866
Weld County School District Re-2, Series 2019, GO Bonds	5.00%	12/01/2044	3,550	4,340,472

				89,078,976

Connecticut-1.31%
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2035	3,745	4,331,177
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2038	4,000	4,773,516
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2040	3,000	3,649,344
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2037	1,000	1,024,500
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2038	1,000	1,017,675
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2039	1,000	1,010,946
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2037	1,000	1,148,853
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2038	1,000	1,144,734
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2039	1,000	1,142,458
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2040	1,000	1,140,435
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2041	1,000	1,241,313
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2038	1,200	1,382,175
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2039	1,200	1,379,301
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2040	1,000	1,147,287
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2041	3,250	4,072,909
University of Connecticut, Series 2018 A, RB	5.00%	11/15/2043	1,450	1,702,518

				31,309,141

District of Columbia-0.74%
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2036	2,500	2,910,124
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2037	2,000	2,325,916
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2042	1,100	1,273,271
District of Columbia, Series 2020 A, RB	2.63%	03/01/2045	1,000	966,559
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2019 A, Ref. RB	5.00%	10/01/2044	1,500	1,787,810
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2045	5,500	6,711,756
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2037	200	252,051
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2038	200	231,177
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2039	125	143,850
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	3.00%	07/15/2040	250	258,645
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2041	100	125,105
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	3.00%	07/15/2043	200	205,408
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2043	200	227,754
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2046	125	141,453
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2046	125	154,711

				17,715,590

Florida-3.61%
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(c)	4.00%	07/01/2037	500	577,015
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(c)	4.00%	07/01/2038	500	577,649
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(c)	4.00%	07/01/2039	500	575,570
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(c)	2.50%	07/01/2040	1,500	1,458,536
Davie (Town of), FL (Nova Southeastern University), Series 2018, Ref. RB	5.00%	04/01/2048	2,000	2,300,851
Escambia (County of), FL Health Facilities Authority, Series 2020, Ref. RB, (INS - AGM)(c)	3.00%	08/15/2050	5,000	4,839,779
Florida (State of) Municipal Loan Council, Series 2011 D, RB, (INS - AGM)(c)	5.50%	10/01/2041	1,500	1,506,063
Florida Development Finance Corp. (UF Health Jacksonville), Series 2022, Ref. RB, (INS - AGM)(c)	4.00%	02/01/2046	2,500	2,744,219

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2048	$6,745	$7,904,203
JEA Electric System, Series 2013 C, RB	5.00%	10/01/2037	950	970,689
Lakeland (City of), FL (Lakeland Regional Health), Series 2015, RB	5.00%	11/15/2040	1,050	1,143,376
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	2,000	2,198,443
Miami Beach (City of), FL, Series 2019, Ref. GO Bonds	4.00%	05/01/2049	8,250	9,141,260
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	4.00%	11/15/2046	2,190	2,361,407
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	3.00%	11/15/2051	2,000	1,820,529
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	4.00%	11/15/2051	2,000	2,147,747
Miami Beach (City of), FL Redevelopment Agency (City Center), Series 2015, Ref. RB	5.00%	02/01/2024	1,000	1,068,928
Miami Beach (City of), FL Redevelopment Agency (City Center), Series 2015, Ref. RB, (INS - AGM)(c)	5.00%	02/01/2040	4,000	4,249,852
Miami-Dade (County of), FL, Series 2012 B, Ref. RB(a)(b)	5.00%	10/01/2022	2,215	2,270,176
Miami-Dade (County of), FL, Series 2017 A, RB	3.38%	10/01/2047	5,000	5,208,452
Miami-Dade (County of), FL Transit System, Series 2012, RB(a)(b)	5.00%	07/01/2022	2,000	2,029,188
Miami-Dade (County of), FL Water & Sewer System, Series 2021, RB	4.00%	10/01/2039	150	172,123
Miami-Dade (County of), FL Water & Sewer System, Series 2021, RB	3.00%	10/01/2040	175	180,743
Miami-Dade (County of), FL Water & Sewer System, Series 2021, RB	4.00%	10/01/2041	200	228,560
Miami-Dade (County of), FL Water & Sewer System, Series 2021, RB	4.00%	10/01/2042	200	227,897
Miami-Dade (County of), FL Water & Sewer System, Series 2021, RB	3.00%	10/01/2043	250	256,578
Miami-Dade (County of), FL Water & Sewer System, Series 2021, RB	4.00%	10/01/2044	175	198,399
Miami-Dade (County of), FL Water & Sewer System, Series 2021, RB	4.00%	10/01/2046	200	225,774
Miami-Dade (County of), FL Water & Sewer System, Series 2021, RB	4.00%	10/01/2048	250	281,332
Miami-Dade (County of), FL Water & Sewer System, Series 2021, RB	3.00%	10/01/2051	2,500	2,537,476
Miami-Dade (County of), FL Water & Sewer System, Series 2021, RB	4.00%	10/01/2051	300	336,826
Orlando (City of), FL, Series 2018 B, RB	5.00%	10/01/2048	5,685	6,738,591
Palm Beach (County of), FL Health Facilities Authority (Lifespace Communities, Inc.), Series 2019 B, RB	5.00%	05/15/2053	1,000	1,084,473
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 C, RB	5.00%	07/01/2048	2,000	2,323,812
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	5,000	5,748,311
Tampa (City of), FL, Series 2016 A, RB	5.00%	11/15/2046	1,750	1,967,238
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2020 B, RB	4.00%	07/01/2045	2,500	2,726,566
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2020 B, RB	5.00%	07/01/2050	3,250	3,811,668

				86,140,299

Georgia-1.52%
Atlanta (City of), GA, Series 2018 B, RB	5.00%	11/01/2047	5,000	5,876,013
Burke (County of), GA Development Authority, Series 2012, Ref. RB	2.75%	01/01/2052	2,000	1,820,021
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2020, Ref. RB	5.00%	04/01/2050	850	1,001,748
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2022, RB	4.00%	04/01/2052	1,000	1,103,523
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.), Series 2020, RB	4.00%	04/01/2050	1,000	1,094,421
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017 B, Ref. RB	5.50%	02/15/2042	2,000	2,315,794
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	2.50%	02/15/2051	2,000	1,698,925
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	3.00%	02/15/2051	2,000	1,938,969
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	4.00%	02/15/2051	4,000	4,367,259
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4), Series 2021 A, Ref. RB, (INS - AGM)(c)	5.00%	01/01/2062	4,500	5,291,361
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System), Series 2017, RAC	5.00%	08/01/2047	3,000	3,430,078
Municipal Electric Authority of Georgia, Series 2019 A, Ref. RB	5.00%	01/01/2044	1,000	1,170,726

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Municipal Electric Authority of Georgia (Plant Vogtle Units 3&4), Series 2021 A, Ref. RB, (INS - AGM)(c)	5.00%	01/01/2062	$2,305	$2,710,353
Sandy Springs (City of), GA Public Facilities Authority (City Center), Series 2015, RB(a)(b)	5.00%	05/01/2026	2,000	2,291,163

				36,110,354

Hawaii-0.26%
Honolulu (City & County of), HI, Series 2015 A, GO Bonds	5.00%	10/01/2039	4,000	4,466,748
Honolulu (City & County of), HI Wastewater System Revenue, Series 2019 A, RB	5.00%	07/01/2049	1,500	1,800,602

				6,267,350

Illinois-6.54%
Chicago (City of), IL, Series 2012, RB, (INS - AGM)(c)	5.00%	01/01/2037	24,375	24,454,077
Chicago (City of), IL, Series 2017 A, RB, (INS - AGM)(c)	5.25%	01/01/2042	2,500	2,903,951
Chicago (City of), IL, Series 2017 A, RB, (INS - AGM)(c)	4.00%	01/01/2052	7,000	7,355,238
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,000	1,159,901
Chicago (City of), IL, Series 2019 A, GO Bonds	5.00%	01/01/2044	2,000	2,248,928
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2049	1,500	1,727,517
Chicago (City of), IL (O’Hare International Airport), Series 2015 D, RB	5.00%	01/01/2046	1,250	1,354,634
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2037	2,900	3,242,231
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2039	7,500	8,583,308
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB, (INS - AGM)(c)	4.00%	01/01/2053	6,375	6,921,098
Chicago (City of), IL Board of Education, Series 2016, RB	6.00%	04/01/2046	2,000	2,305,638
Chicago (City of), IL Board of Education, Series 2017 B, Ref. GO Bonds(e)	7.00%	12/01/2042	5,000	6,155,053
Chicago (City of), IL Midway International Airport, Series 2016 B, Ref. RB	5.00%	01/01/2046	6,000	6,671,884
Chicago (City of), IL Transit Authority, Series 2017, RB, (INS - AGM)(c)	5.00%	12/01/2051	10,000	11,336,341
Du Page (County of), IL (Morton Abroretum), Series 2020, Ref. RB	3.00%	05/15/2047	5,000	5,000,565
Illinois (State of), Series 2020, GO Bonds	5.50%	05/01/2039	1,500	1,791,659
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2037	1,550	1,766,000
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2038	1,395	1,586,089
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2039	2,250	2,552,997
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2040	1,350	1,529,017
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2041	1,350	1,526,552
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	3.00%	08/15/2048	1,000	958,967
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2048	1,400	1,561,836
Illinois (State of) Finance Authority (Chicago LLC - University of Chicago), Series 2017 A, RB	5.00%	02/15/2047	1,000	1,100,427
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020 A, Ref. RB	3.00%	05/15/2050	4,000	3,843,527
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020 A, Ref. RB	4.00%	05/15/2050	4,570	5,004,953
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2038	1,175	1,284,727
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2020, RB	4.00%	10/01/2050	1,500	1,633,825
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2020, RB	4.00%	10/01/2055	1,450	1,566,747
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2042	5,000	5,782,836
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2041	4,000	4,882,767
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2045	2,500	3,015,786
Regional Transportation Authority, Series 2000, RB, (INS - NATL)(c)	6.50%	07/01/2030	1,815	2,323,554
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2040	10,000	11,528,818
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	4.00%	01/01/2038	1,000	1,116,331
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	4.00%	01/01/2039	500	557,198
Sales Tax Securitization Corp., Series 2020 A, Ref. RB, (INS - BAM)(c)	5.00%	01/01/2037	1,750	2,109,385
Sales Tax Securitization Corp., Series 2020 A, Ref. RB, (INS - BAM)(c)	4.00%	01/01/2040	2,000	2,234,429
Springfield (City of), IL, Series 2015, Ref. RB, (INS - AGM)(c)	5.00%	03/01/2040	3,000	3,277,820

				155,956,611

Indiana-0.77%
Indiana (State of) Health & Educational Facilities Financing Authority (Ascension Senior Credit Group), Series 2006, Ref. RB	5.00%	11/15/2046	3,000	3,417,905
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2044	5,000	5,926,527
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2049	6,500	7,637,509
Northern Indiana Commuter Transportation District, Series 2016, RB	5.00%	07/01/2041	1,250	1,414,307

				18,396,248

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kansas-0.21%
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2035	$2,000	$2,237,943
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2040	1,000	1,112,101
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2045	1,500	1,660,607

				5,010,651

Kentucky-0.18%
Hazard (City of), KY (Appalachian Regional Health), Series 2021, Ref. RB	3.00%	07/01/2046	1,000	982,796
Hazard (City of), KY (Appalachian Regional Health), Series 2021, Ref. RB	4.00%	07/01/2051	1,000	1,101,219
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017 A, Ref. RB, (INS - AGM)(c)	5.00%	12/01/2045	1,000	1,174,705
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017 A, Ref. RB, (INS - AGM)(c)	5.00%	12/01/2047	1,000	1,027,984

				4,286,704

Louisiana-1.32%
Greater New Orleans Expressway Commission, Series 2017, RB, (INS - AGM)(c)	5.00%	11/01/2042	2,000	2,230,639
Greater New Orleans Expressway Commission, Series 2017, RB, (INS - AGM)(c)	5.00%	11/01/2047	2,000	2,219,357
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGM)(c)	5.00%	12/01/2042	2,750	3,238,664
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (LCTCS Act 360), Series 2014, RB(a)(b)	5.00%	10/01/2024	2,000	2,189,300
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Ragin Cajun Facilities, Inc.), Series 2018, RB, (INS - AGM)(c)	5.00%	10/01/2048	3,500	4,073,505
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Woman’s Hospital Foundation), Series 2017 A, Ref. RB	5.00%	10/01/2041	3,285	3,779,693
Louisiana (State of) Public Facilities Authority (LA Children’s Medical Center), Series 2020, RB, (INS - AGM)(c)	3.00%	06/01/2050	6,500	6,485,345
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System), Series 2018 A, RB, (INS - AGM)(c)	5.00%	10/01/2048	5,000	5,926,641
Shreveport (City of), LA, Series 2019 B, RB, (INS - AGM)(c)	4.00%	12/01/2049	1,250	1,359,060

				31,502,204

Maine-0.58%
Maine (State of) Health & Higher Educational Facilities Authority, Series 2020 A, RB	4.00%	07/01/2045	2,000	2,203,148
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2022	500	507,348
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2023	550	578,990
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2024	350	380,088
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2026	400	459,233
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	2.50%	07/01/2029	500	522,189
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2030	425	528,340
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2033	450	566,812
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	4.00%	07/01/2037	375	433,447
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	4.00%	07/01/2039	330	379,276
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	4.00%	07/01/2046	750	845,679
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	4.00%	07/01/2050	1,030	1,154,948
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2020 A, RB	4.00%	07/01/2050	4,500	4,936,579
Maine (State of) Turnpike Authority, Series 2020, RB	4.00%	07/01/2045	300	338,609

				13,834,686

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-0.75%
Baltimore (City of), MD (Convention Center Hotel), Series 2017, Ref. RB	5.00%	09/01/2039	$1,000	$1,043,438
Baltimore (City of), MD (Convention Center Hotel), Series 2017, Ref. RB	5.00%	09/01/2042	500	516,732
Baltimore (City of), MD (Water), Series 2017 A, RB	5.00%	07/01/2046	9,510	10,840,217
Baltimore (City of), MD (Water), Series 2020 A, RB	5.00%	07/01/2050	600	728,660
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2046	1,000	1,239,651
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2051	1,000	1,232,941
Maryland Stadium Authority (Baltimore City Public Schools), Series 2016, RB(a)(b)	5.00%	05/01/2026	1,900	2,180,759

				17,782,398

Massachusetts-6.20%
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2036	4,000	4,477,098
Massachusetts (Commonwealth of), Series 2016 A, GO Bonds	5.00%	03/01/2041	7,150	7,656,369
Massachusetts (Commonwealth of), Series 2016 A, GO Bonds	5.00%	03/01/2046	5,000	5,354,215
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2044	2,900	3,179,887
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2042	4,210	4,865,716
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2043	5,000	5,848,418
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2041	10,000	11,720,160
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2044	10,675	12,882,754
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2049	5,000	5,920,793
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2025	1,750	1,978,429
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2045	2,500	3,061,806
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2050	3,500	4,262,400
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2015 A, RB	5.00%	06/01/2045	3,000	3,316,041
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2018 A, RB	5.25%	06/01/2043	5,000	5,991,402
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGM)(c)	4.00%	10/01/2045	1,500	1,678,462
Massachusetts (State of) Bay Transportation Authority, Series 2015 A, RB	5.00%	07/01/2040	7,145	7,914,501
Massachusetts (State of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2050	5,580	6,599,084
Massachusetts (State of) Development Finance Agency, Series 2021 G, Ref. RB	5.00%	07/01/2050	1,000	1,217,866
Massachusetts (State of) Development Finance Agency (Boston University), Series 2013 X, RB	5.00%	10/01/2048	875	923,590
Massachusetts (State of) Development Finance Agency (Boston University), Series 2016 BB1, RB	5.00%	10/01/2046	4,500	5,174,689
Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2041	2,665	3,032,788
Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2046	2,000	2,267,268
Massachusetts (State of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGM)(c)	3.00%	10/01/2045	3,500	3,595,132
Massachusetts (State of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2037	8,770	9,762,218
Massachusetts (State of) School Building Authority, Series 2016 A, RB(a)(b)	5.00%	11/15/2025	3,410	3,861,034
Massachusetts (State of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2046	3,075	3,522,542
Massachusetts (State of) School Building Authority, Series 2019 A, RB(a)(b)	5.00%	02/15/2026	5,000	5,695,166
Massachusetts (State of) Water Resources Authority, Series 2018 B, RB	5.00%	08/01/2043	5,000	5,954,480
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2050	5,000	6,044,284

				147,758,592

Michigan-1.03%
Detroit (City of), MI Water and Sewerage Department, Series 2012 A, Ref. RB(a)(b)	5.00%	07/01/2022	5,000	5,072,969
Lansing (City of), MI Board of Water & Light, Series 2021 A, RB	5.00%	07/01/2051	1,000	1,239,599
Michigan (State of) Finance Authority, Series 2019 A, Ref. RB	3.00%	12/01/2049	2,440	2,407,215
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2022, RB	4.00%	12/01/2047	1,100	1,227,988
Michigan (State of) Hospital Finance Authority (Ascension Health Senior Credit Group), Series 2010, Ref. RB	5.00%	11/15/2047	3,000	3,585,413
Michigan State University Board of Trustees, Series 2019 B, RB	5.00%	02/15/2044	1,250	1,489,087
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2042	2,000	2,334,797
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2047	3,100	3,607,678

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Walled Lake Consolidated School District, Series 2020, GO Bonds	5.00%	05/01/2050	$2,500	$2,999,369
Wayne (County of), MI Airport Authority (Detroit Michigan Wayne County Airport), Series 2015 D, RB	5.00%	12/01/2040	500	558,433

				24,522,548

Minnesota-0.26%
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2026	4,340	5,069,860
Minnesota (State of) Higher Education Facilities Authority (Bethel University), Series 2017, Ref. RB	5.00%	05/01/2047	1,000	1,071,710

				6,141,570

Missouri-0.56%
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health), Series 2017 A, Ref. RB	5.00%	03/01/2036	1,000	1,129,233
Kansas City (City of), MO (Downtown Arena), Series 2016 E, Ref. RB	5.00%	04/01/2040	2,190	2,404,781
Metropolitan St. Louis Sewer District, Series 2016 C, RB(a)	5.00%	05/01/2046	1,000	1,147,768
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2047	750	861,040
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2021 A, Ref. RB	3.00%	07/01/2051	2,500	2,432,408
Missouri (State of) Health & Educational Facilities Authority (Mosaic Health System), Series 2019 A, Ref. RB	4.00%	02/15/2049	5,000	5,431,900

				13,407,130

Montana-0.11%
Missoula (City of), MT, Series 2019 A, RB	4.00%	07/01/2044	2,400	2,692,284

Nebraska-0.16%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2042	1,000	1,171,723
University of Nebraska Facilities Corp., Series 2021 A, RB	3.00%	07/15/2059	1,000	1,003,914
University of Nebraska Facilities Corp., Series 2021 A, RB	4.00%	07/15/2059	500	561,775
University of Nebraska Facilities Corp., Series 2021 A, RB	4.00%	07/15/2062	1,000	1,119,118

				3,856,530

Nevada-0.75%
Clark (County of), NV Department of Aviation, Series 2015 A, Ref. RB	5.00%	07/01/2040	5,000	5,522,666
Clark (County of), NV Department of Aviation, Series 2017 A-2, Ref. RB	5.00%	07/01/2040	9,335	10,773,740
Las Vegas Valley Water District, Series 2012 B, GO Bonds(a)(b)	5.00%	06/01/2022	1,650	1,667,981

				17,964,387

New Hampshire-0.18%
New Hampshire (State of) Business Finance Authority (St. Luke’s University Health), Series 2021, RB, (INS - AGM)(c)	3.00%	08/15/2046	2,210	2,153,350
New Hampshire (State of) Business Finance Authority (St. Luke’s University Health), Series 2021, RB, (INS - AGM)(c)	3.00%	08/15/2051	2,200	2,111,733

				4,265,083

New Jersey-2.03%
New Jersey (State of) Economic Development Authority (Social Bonds), Series 2021, RB	4.00%	06/15/2046	1,000	1,073,946
New Jersey (State of) Economic Development Authority (Social Bonds), Series 2021, RB	4.00%	06/15/2050	1,000	1,069,967
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2043	1,000	1,138,577
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	3.00%	07/01/2050	1,000	953,595
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	4.00%	07/01/2050	2,800	3,004,572
New Jersey (State of) Health Care Facilities Financing Authority (Atlanticare Health System Obligated Group), Series 2021, RB	3.00%	07/01/2046	750	732,075
New Jersey (State of) Health Care Facilities Financing Authority (Atlanticare Health System Obligated Group), Series 2021, RB	3.00%	07/01/2051	1,125	1,082,032
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System), Series 2016 A, Ref. RB	5.00%	07/01/2039	1,000	1,135,466
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2019 B-1, Ref. RB(b)	5.00%	07/01/2024	4,500	4,864,103

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital), Series 2015 A, RB, (INS - AGM)(c)	5.00%	07/01/2046	$3,000	$3,293,619
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2038	1,000	1,091,115
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2038	1,000	1,175,069
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2039	1,000	1,088,368
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2039	1,000	1,172,687
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2040	1,000	1,086,555
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2040	1,000	1,169,418
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2045	1,000	1,076,105
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2045	1,000	1,155,418
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	3.00%	06/15/2050	1,000	931,408
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2050	1,000	1,069,967
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2050	1,000	1,150,879
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2038	1,500	1,650,386
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2039	1,000	1,097,104
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2040	1,000	1,094,209
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2041	1,250	1,364,435
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2042	1,000	1,089,131
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2046	750	809,575
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2040	1,000	1,167,784
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2042	3,000	3,372,283
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2051	2,950	3,275,970
Newark (City of), NJ Housing Authority, Series 2016, Ref. RB, (INS - AGM)(c)	5.00%	12/01/2038	2,500	2,848,671

				48,284,489

New Mexico-0.07%
Albuquerque (City of), NM, Series 2020, RB	5.00%	07/01/2046	1,335	1,636,169

New York-21.50%
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(c)	3.00%	04/01/2045	3,000	2,944,101
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(c)	3.00%	04/01/2050	8,750	8,487,713
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(c)	4.00%	04/01/2050	3,000	3,290,115
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	5,000	5,546,018
Dutchess County Local Development Corp. (Vassar College), Series 2017, Ref. RB	5.00%	07/01/2042	3,965	4,583,096
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	5,000	5,733,354
Long Island (City of), NY Power Authority, Series 2012 A, RB(a)(b)	5.00%	09/01/2022	2,305	2,354,425
Long Island (City of), NY Power Authority, Series 2012 A, RB(a)(b)	5.00%	09/01/2022	1,770	1,807,953
Long Island (City of), NY Power Authority, Series 2012 A, RB	5.00%	09/01/2037	2,860	2,917,421
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB	5.00%	09/01/2039	2,500	2,713,554
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2042	1,300	1,511,111
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2047	1,000	1,155,043
Metropolitan Transportation Authority, Series 2012 A-1, RB	5.00%	11/15/2040	13,190	13,690,583
Metropolitan Transportation Authority, Series 2012 E, RB, (INS - AGM)(c)	5.00%	11/15/2042	1,510	1,549,244
Metropolitan Transportation Authority, Subseries 2015 C-1, Ref. RB	5.00%	11/15/2035	5,000	5,496,716
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB	5.00%	11/15/2052	7,025	7,985,991
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2051	2,900	3,094,533
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGM)(c)	4.00%	11/15/2050	5,000	5,450,783
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	6,000	7,008,180
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2046	2,350	2,666,201
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	2,000	2,214,496
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2051	2,000	2,004,685
Nassau (County of), NY, Series 2019 B, GO Bonds, (INS - AGM)(c)	5.00%	04/01/2049	5,000	5,997,512
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2041	4,460	4,942,283
New York & New Jersey (States of) Port Authority, Series 2014, RB	5.00%	09/01/2039	6,000	6,501,753
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2045	3,500	3,822,190

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, Series 2017 200, Ref. RB	5.25%	10/15/2057	$2,400	$2,811,293
New York & New Jersey (States of) Port Authority, Series 2020-222, Ref. RB	4.00%	07/15/2040	2,000	2,242,590
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	6,590	7,796,920
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	12/01/2041	4,955	5,638,823
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2038	6,500	7,848,133
New York (City of), NY, Series 2020 BB1, RB	3.00%	06/15/2050	1,000	980,900
New York (City of), NY, Series 2020 BB1, RB	4.00%	06/15/2050	2,000	2,231,632
New York (City of), NY, Series 2020 BB1, RB	5.00%	06/15/2050	1,000	1,217,936
New York (City of), NY, Series 2020 BB-2, Ref. RB	4.00%	06/15/2042	1,000	1,129,442
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2038	6,250	7,586,340
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2047	3,345	4,068,182
New York (City of), NY, Series 2021 BB-1, Ref. RB	5.00%	06/15/2044	9,150	11,416,578
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(c)	3.00%	01/01/2037	1,395	1,393,729
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(c)	2.00%	01/01/2038	1,500	1,285,640
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(c)	3.00%	01/01/2039	1,250	1,248,469
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(c)	3.00%	01/01/2040	1,750	1,737,533
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(c)	3.00%	01/01/2046	5,000	4,915,176
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(c)	3.00%	03/01/2049	5,000	4,862,385
New York (City of), NY Municipal Water Finance Authority, Series 2012 FF, RB	5.00%	06/15/2045	1,000	1,012,636
New York (City of), NY Municipal Water Finance Authority, Series 2013 BB, RB	5.00%	06/15/2047	9,640	9,954,119
New York (City of), NY Municipal Water Finance Authority, Series 2013 EE, RB	5.00%	06/15/2047	500	523,450
New York (City of), NY Municipal Water Finance Authority, Series 2015 EE, Ref. RB	5.00%	06/15/2036	600	648,403
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.00%	06/15/2037	5,750	6,695,738
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2044	5,000	6,018,186
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	3,000	3,684,437
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	4.00%	06/15/2051	5,000	5,599,633
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-1, RB	4.00%	06/15/2049	2,500	2,746,176
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-1, RB	5.00%	06/15/2049	6,165	7,301,830
New York (City of), NY Transitional Finance Authority, Series 2015 B-1, RB	5.00%	08/01/2042	4,330	4,671,435
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2040	3,000	3,277,001
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2040	5,000	5,557,665
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	3.00%	11/01/2037	9,000	9,180,958
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	4.00%	11/01/2038	3,000	3,397,574
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	3.00%	11/01/2039	4,000	4,052,096
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2038	5,000	5,726,331
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2038	1,000	1,135,119
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2039	1,000	1,131,199
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2040	1,000	1,128,388
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2041	1,000	1,126,656
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2042	1,500	1,686,451
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2043	1,000	1,121,588
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2046	1,000	1,114,854
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2049	2,000	2,222,783
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	2.25%	02/01/2051	2,000	1,687,778
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	3.00%	02/01/2051	1,125	1,101,153
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	4.00%	11/01/2036	1,000	1,143,973
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2038	3,000	3,445,866
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2039	3,000	3,432,839
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2040	3,000	3,423,502
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2041	3,000	3,417,752
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2042	3,000	3,409,932
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2044	2,000	2,477,100

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2047	$3,000	$3,373,832
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2047	3,000	3,696,965
New York (City of), NY Transitional Finance Authority, Subseries 2017 B-1, RB	4.00%	08/01/2041	1,850	2,002,840
New York (City of), NY Transitional Finance Authority, Subseries 2019 S-3A, Ref. RB	5.00%	07/15/2037	1,000	1,193,899
New York (State of) Dormitory Authority, Series 2012 A, RB(a)(b)	5.00%	07/01/2022	5,000	5,072,970
New York (State of) Dormitory Authority, Series 2012 B, RB	5.00%	03/15/2042	4,500	4,515,712
New York (State of) Dormitory Authority, Series 2013 A, RB(a)(b)	5.00%	07/01/2023	5,000	5,266,282
New York (State of) Dormitory Authority, Series 2014 E, Ref. RB	5.00%	02/15/2044	1,905	2,075,046
New York (State of) Dormitory Authority, Series 2020 A, RB	3.00%	07/01/2048	4,000	3,905,776
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2053	4,000	4,400,662
New York (State of) Dormitory Authority (Columbia University), Series 2016 A-2, RB	5.00%	10/01/2046	500	560,067
New York (State of) Dormitory Authority (Columbia University), Series 2018 B, Ref. RB	5.00%	10/01/2038	5,000	5,960,885
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2050	6,500	7,904,870
New York (State of) Dormitory Authority (Fordham University), Series 2016 A, Ref. RB	5.00%	07/01/2041	750	844,461
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	2,000	2,186,881
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	5,000	5,975,238
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2040	3,235	3,559,081
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB,
(CEP - Federal Housing Administration)	3.00%	02/01/2050	2,000	2,040,968
New York (State of) Dormitory Authority (New School (The)), Series 2015, Ref. RB	5.00%	07/01/2045	3,255	3,578,673
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	1,000	1,135,427
New York (State of) Dormitory Authority (New York University), Series 2012 A, RB(a)(b)	5.00%	07/01/2022	1,200	1,217,513
New York (State of) Dormitory Authority (New York University), Series 2015 A, Ref. RB	5.00%	07/01/2035	2,350	2,602,897
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2042	7,000	8,547,975
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	4.00%	07/01/2046	1,750	1,979,485
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	5.00%	07/01/2051	5,000	6,131,621
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group), Series 2015 A, Ref. RB	5.00%	05/01/2036	2,440	2,680,377
New York (State of) Dormitory Authority (St. John’s University), Series 2021 A, Ref. RB	4.00%	07/01/2048	1,750	1,945,355
New York (State of) Dormitory Authority (State University of New York), Series 2015 B, Ref. RB(a)(b)	5.00%	07/01/2025	6,325	7,077,727
New York (State of) Dormitory Authority (State University of New York), Series 2019 A, RB	4.00%	07/01/2049	1,000	1,095,512
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	3.25%	11/15/2060	3,620	3,692,780
New York (State of) Thruway Authority, Series 2016 A, RB	5.25%	01/01/2056	4,000	4,500,848
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGM)(c)	4.00%	01/01/2040	5,000	5,540,784
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2049	3,400	3,361,436
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	2,000	2,225,939
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2045	3,000	3,327,535
New York Liberty Development Corp., Series 2021 1, Ref. RB	3.00%	02/15/2042	2,000	1,982,236
New York Liberty Development Corp., Series 2021 1, Ref. RB	4.00%	02/15/2043	2,000	2,211,844
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park), Series 2019, Ref. RB	2.80%	09/15/2069	1,500	1,488,735
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.75%	11/15/2041	2,000	1,908,101
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.88%	11/15/2046	5,000	4,690,343
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	3.00%	11/15/2051	1,000	959,656
New York State Environmental Facilities Corp., Series 2020, Ref. RB	4.00%	06/15/2045	2,000	2,266,468
New York State Environmental Facilities Corp., Series 2020, Ref. RB	4.00%	06/15/2049	5,500	6,201,606
New York State Urban Development Corp., Series 2013 A-1, RB	5.00%	03/15/2043	1,000	1,037,038
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	1,000	1,223,602
New York State Urban Development Corp., Series 2020 A, RB	3.00%	03/15/2050	2,000	1,973,139
New York State Urban Development Corp., Series 2020, Ref. RB	3.00%	03/15/2040	1,000	1,010,385
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2037	1,000	1,173,200
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2038	1,000	1,171,832
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2039	2,500	2,711,205

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2040	$4,550	$4,948,045
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2041	1,000	1,082,631
Oneida County Local Development Corp. (Mohawk Valley Health System), Series 2019, Ref. RB, (INS - AGM)(c)	3.00%	12/01/2044	1,555	1,583,485
Triborough Bridge & Tunnel Authority, Series 2015 A, RB	5.00%	11/15/2040	525	578,325
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2041	4,000	4,522,476
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	3,000	3,358,229
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2038	1,500	1,749,246
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	5.00%	05/15/2051	3,000	3,651,153
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2051	3,000	3,682,666
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	5.00%	05/15/2056	5,000	5,905,453
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-2, RB	5.00%	11/15/2042	9,675	11,383,509
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	4.00%	11/15/2048	2,500	2,785,328
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2037	785	943,064
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2054	1,500	1,808,325
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	4.00%	11/15/2056	1,500	1,655,131
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2056	1,500	1,822,810
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2043	1,000	1,250,290
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2044	1,000	1,246,773
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2047	1,000	1,236,256

				512,516,260

North Carolina-0.43%
Charlotte (City of), NC, Series 2021 A, Ref. RB	3.00%	07/01/2046	750	759,076
Charlotte (City of), NC, Series 2021 A, Ref. RB	4.00%	07/01/2051	750	839,006
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2017 A, RB	5.00%	07/01/2047	2,000	2,305,382
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2019 A, RB	5.00%	07/01/2049	1,750	2,066,738
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2015 B, Ref. RB(a)(b)	5.00%	10/01/2025	3,000	3,386,925
North Carolina (State of) Medical Care Commission (Forest at Duke (The)), Series 2021, RB	4.00%	09/01/2041	300	328,385
North Carolina (State of) Medical Care Commission (Forest at Duke (The)), Series 2021, RB	4.00%	09/01/2046	300	326,879
North Carolina (State of) Medical Care Commission (Forest at Duke (The)), Series 2021, RB	4.00%	09/01/2051	300	325,925

				10,338,316

North Dakota-0.21%
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB, (INS - AGM)(c)	3.00%	12/01/2046	325	311,190
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB, (INS - AGM)(c)	3.00%	12/01/2051	500	471,552
University of North Dakota, Series 2015 A, COP, (INS - AGM)(c)	3.00%	06/01/2061	4,500	4,240,312

				5,023,054

Ohio-2.70%
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2041	2,000	2,228,779
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2046	2,000	2,224,749
Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center), Series 2019, RB	5.00%	12/01/2051	1,000	1,081,802
Hamilton (County of), OH (Christ Hospital), Series 2012, RB(a)(b)	5.00%	06/01/2022	4,400	4,447,950
Hamilton (County of), OH (Cincinnati Children’s Hospital), Series 2019 CC, RB	5.00%	11/15/2049	5,900	8,202,915
Miami University, Series 2020 A, Ref. RB	4.00%	09/01/2045	3,500	3,938,549
Montgomery (County of), OH (Dayton Children’s Hospital), Series 2021, Ref. RB	4.00%	08/01/2046	600	668,614
Montgomery (County of), OH (Dayton Children’s Hospital), Series 2021, Ref. RB	4.00%	08/01/2051	1,000	1,113,426
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	3.00%	08/01/2051	3,770	3,653,815
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2051	2,280	2,537,916
North Royalton City School District, Series 2017, GO Bonds	5.00%	12/01/2047	5,000	5,489,268
Ohio (State of), Series 2020 A, Ref. RB	4.00%	01/15/2050	2,250	2,439,160
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2046	500	615,433
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2051	1,000	1,224,431

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2044	$10,000	$12,226,681
Ohio State University (The), Series 2014 A, RB	5.00%	12/01/2039	11,100	12,192,949

				64,286,437

Oklahoma-0.87%
Grand River Dam Authority, Series 2014 A, RB	5.00%	06/01/2039	3,500	3,772,291
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB	5.00%	01/01/2047	1,660	1,909,912
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2042	5,000	5,611,586
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	5.00%	01/01/2043	2,000	2,305,110
University of Oklahoma (The), Series 2021 A, RB, (INS - AGM)(c)	5.00%	07/01/2046	2,500	3,084,852
University of Oklahoma (The), Series 2021 A, RB, (INS - AGM)(c)	4.00%	07/01/2051	3,500	3,937,012

				20,620,763

Oregon-1.49%
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGM)(c)	4.00%	08/15/2045	7,000	7,833,037
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGM)(c)	3.00%	08/15/2050	5,000	4,988,768
Oregon (State of) (Article XI-G OHSU), Series 2017 H, GO Bonds	5.00%	08/01/2042	5,000	5,824,490
Oregon (State of) (Article XI-Q State), Series 2017 A, GO Bonds	5.00%	05/01/2042	2,500	2,892,750
Oregon (State of) Facilities Authority (Reed College), Series 2017, Ref. RB(a)(b)	5.00%	07/01/2027	1,000	1,180,694
Oregon (State of) Facilities Authority (Willamette University), Series 2021 A, Ref. RB	4.00%	10/01/2051	2,000	2,146,121
University of Oregon, Series 2015 A, RB	5.00%	04/01/2045	7,515	8,242,524
University of Oregon, Series 2020 A, RB	5.00%	04/01/2050	2,000	2,420,408

				35,528,792

Pennsylvania-3.99%
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2045	3,875	4,417,892
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2049	5,000	5,663,220
Berks (County of), PA Industrial Development Authority (Tower Health), Series 2017, Ref. RB	3.75%	11/01/2042	1,000	951,530
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2021, RB	3.00%	08/15/2053	3,110	2,938,958
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System), Series 2020 A, RB	4.00%	09/01/2050	5,000	5,586,469
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2042	1,000	1,155,682
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	5.00%	04/01/2050	2,500	2,988,652
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2046	2,000	2,366,422
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2051	2,000	2,357,132
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016, Ref. RB	5.00%	08/15/2046	1,500	1,699,306
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019, Ref. RB	4.00%	07/01/2049	1,000	1,085,063
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC), Series 2018 A, Ref. COP	5.00%	07/01/2043	250	289,023
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2021 A, Ref. RB	3.00%	10/15/2046	12,090	11,880,414
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2021 A, Ref. RB	4.00%	10/15/2051	10,555	11,746,686
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2017 A, RB	5.00%	08/15/2046	2,000	2,290,599
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	5.00%	02/15/2048	1,410	1,647,828
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2021 A, Ref. RB	5.00%	08/15/2044	1,000	1,224,808
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2012 B, RB(a)(b)	5.00%	12/01/2022	1,985	2,046,752
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2012 B, RB(a)(b)	5.00%	12/01/2022	6,815	7,029,614
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 A, RB	5.00%	12/01/2044	1,375	1,494,049
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 B, RB	5.25%	12/01/2039	5,000	5,518,779
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 C, RB	5.00%	12/01/2044	1,200	1,303,897
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.25%	12/01/2048	5,000	5,950,552
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2043	100	110,957
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2044	100	110,758
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2045	100	110,445

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2046	$100	$110,220
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2050	100	109,805
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2047	1,000	1,208,158
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	4.00%	12/01/2051	1,000	1,109,037
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2045	1,500	1,809,425
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2050	2,400	2,878,828
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2042	1,950	2,229,238
Westmoreland (County of), PA Industrial Development Authority (Excela Health), Series 2020 A, Ref. RB	4.00%	07/01/2037	1,400	1,577,561

				94,997,759

Puerto Rico-0.02%
Puerto Rico (Commonwealth of), Series 2007 A-4, Ref. GO Bonds, (INS - AGM)(c)	5.00%	07/01/2031	500	500,481

Rhode Island-0.10%
Rhode Island Health & Educational Building Corp. (Providence College), Series 2017, RB	5.00%	11/01/2047	2,000	2,267,951

South Carolina-1.17%
South Carolina (State of) Public Service Authority, Series 2013 E, RB	5.00%	12/01/2048	4,660	4,953,313
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2039	2,000	2,183,183
South Carolina (State of) Public Service Authority, Series 2015 E, RB	5.25%	12/01/2055	2,500	2,833,309
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2037	7,000	7,974,113
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2040	500	553,944
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	3.00%	12/01/2041	1,085	1,093,957
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2042	500	551,975
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2043	500	596,710
South Carolina (State of) Public Service Authority, Series 2021 B, RB	5.00%	12/01/2051	1,250	1,492,339
South Carolina (State of) Public Service Authority, Series 2022 A, RB	5.00%	12/01/2044	2,000	2,430,160
South Carolina (State of) Public Service Authority, Series 2022 A, RB	4.00%	12/01/2047	3,000	3,313,583

				27,976,586

Tennessee-0.69%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Vanderbilt University), Series 2016, RB	5.00%	07/01/2040	3,000	3,358,454
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Vanderbilt University), Series 2017 A, RB	4.00%	07/01/2047	1,250	1,344,712
Metropolitan Nashville Airport Authority (The), Series 2015 A, RB	5.00%	07/01/2045	1,500	1,658,339
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 A, RB	5.00%	05/15/2046	1,000	1,236,679
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2046	2,750	3,058,084
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	5.00%	07/01/2048	2,000	2,265,790
Tennessee (State of) School Bond Authority, Series 2017, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2047	3,000	3,529,150

				16,451,208

Texas-8.13%
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2041	1,000	1,149,998
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2045	1,000	1,144,149
Austin (City of), TX, Series 2017 A, RB	5.00%	11/15/2041	2,320	2,651,898
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	5,000	6,041,089
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2045	500	615,496
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2050	730	890,952
Central Texas Regional Mobility Authority, Series 2020 E, RB	5.00%	01/01/2045	1,000	1,184,280
Central Texas Regional Mobility Authority, Series 2020 E, RB	4.00%	01/01/2050	1,000	1,085,160
Central Texas Regional Mobility Authority, Series 2021 B, RB	5.00%	01/01/2046	1,000	1,199,497
Central Texas Regional Mobility Authority, Series 2021 B, RB	4.00%	01/01/2051	1,000	1,089,059
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2017, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2042	8,500	9,401,925

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2046	$6,000	$6,979,034
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	5,540	6,284,460
Friendswood Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	2.00%	02/15/2051	1,000	821,687
Grand Parkway Transportation Corp., Series 2018 A, RB	5.00%	10/01/2043	10,000	11,683,464
Harris County Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2045	1,000	1,134,535
Harris County Toll Road Authority (The), Series 2021, Ref. RB	3.00%	08/15/2050	1,000	1,036,967
Harris County Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2050	1,000	1,124,855
Harris County-Houston Sports Authority, Series 2014 A, Ref. RB	5.00%	11/15/2053	3,950	4,292,637
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2043	3,500	3,987,019
Houston (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	3,500	4,299,089
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2049	3,000	3,384,398
Hutto (City of), TX, Series 2017, GO Bonds, (INS - AGM)(c)	5.00%	08/01/2057	5,000	5,735,455
Lamar Consolidated Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	5,000	5,713,002
Lamar Consolidated Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	5,000	5,736,569
Leander Independent School District, Series 2020 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	1,000	1,151,991
Lower Colorado River Authority, Series 2012 A, Ref. RB(a)	5.00%	05/15/2039	1,900	1,916,931
Lower Colorado River Authority, Series 2013, Ref. RB	5.00%	05/15/2039	1,000	1,042,833
Lower Colorado River Authority, Series 2015, Ref. RB	5.00%	05/15/2040	500	549,308
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2044	2,000	2,271,365
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2046	1,250	1,495,671
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2051	1,250	1,488,424
Mesquite Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	5,000	5,826,409
Mesquite Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	4,000	4,514,776
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB	5.00%	07/01/2046	1,000	760,000
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB	5.00%	07/01/2051	1,000	760,000
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University), Series 2014 A, RB, (INS - AGM)(c)	5.00%	04/01/2046	1,250	1,336,582
North Texas Tollway Authority, Series 2015 B, Ref. RB	5.00%	01/01/2040	2,500	2,581,845
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2039	1,800	2,015,194
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2048	5,000	5,788,143
Prosper Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	1,000	1,152,296
Prosper Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	2,000	2,381,607
Richardson Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	2,285	2,549,147
Rockwall Independent School District, Series 2016, GO Bonds(a)(b)	5.00%	02/15/2025	2,045	2,265,642
San Antonio (City of), TX, Series 2017, RB	5.00%	02/01/2047	5,000	5,765,880
San Antonio (City of), TX, Series 2020, RB	5.00%	02/01/2049	4,000	4,763,836
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2046	500	609,085
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2049	500	607,687
San Antonio (City of), TX Water System, Series 2018 A, Ref. RB	5.00%	05/15/2043	2,500	2,973,675
San Antonio (City of), TX Water System, Series 2020 A, Ref. RB	5.00%	05/15/2050	3,000	3,621,755
San Antonio (City of), TX Water System, Series 2020 C, RB	5.00%	05/15/2046	5,000	6,065,780
San Antonio Education Facilities Corp. (University of the Incarnate Word), Series 2021, Ref. RB	4.00%	04/01/2046	750	798,704
San Antonio Education Facilities Corp. (University of the Incarnate Word), Series 2021, Ref. RB	4.00%	04/01/2051	750	795,022
San Jacinto College District, Series 2019 A, GO Bonds	5.00%	02/15/2049	2,000	2,367,377
San Jacinto River Authority (Groundwater Reduction Plan Division), Series 2011, RB, (INS - AGM)(c)	5.00%	10/01/2037	1,000	1,003,681
Socorro Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	4,000	4,496,025
Spring Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	2,000	2,262,998
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016, Ref. RB	5.00%	11/15/2045	750	846,664
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2042	330	377,030

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2047	$275	$310,817
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2052	425	476,592
Texas (State of), Series 2014 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2024	3,280	3,594,844
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2015 C, Ref. RB	5.00%	08/15/2042	2,500	2,697,994
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2045	3,910	4,369,176
Texas (State of) Water Development Board, Series 2016, RB	5.00%	10/15/2046	1,000	1,141,457
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2047	4,975	5,846,257
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2049	4,000	4,748,044
Ysleta Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	2,500	2,834,465

				193,889,683

Utah-0.44%
Salt Lake (City of), UT (Salt Lake City International Airport), Series 2017 B, RB	5.00%	07/01/2042	2,000	2,304,105
Salt Lake (City of), UT (Salt Lake City International Airport), Series 2017 B, RB	5.00%	07/01/2047	4,000	4,597,653
Salt Lake (City of), UT (Salt Lake City International Airport), Series 2018 B, RB	5.00%	07/01/2048	3,000	3,458,926

				10,360,684

Virginia-0.37%
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB	5.00%	07/01/2051	3,395	3,738,026
Lynchburg Economic Development Authority, Series 2017 A, Ref. RB	5.00%	01/01/2047	1,000	1,126,250
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2020, Ref. RB	3.00%	07/01/2045	1,650	1,693,664
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	4.00%	05/15/2036	2,000	2,234,662

				8,792,602

Washington-2.25%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2041	6,500	7,436,560
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2046	3,000	4,256,118
King & Snohomish Counties School District No. 417 Northshore, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	2,000	2,381,262
King (County of), WA, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2023	9,695	10,211,322
Pierce County School District No. 403 Bethel, Series 2021, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2023	3,500	3,675,037
Snohomish (County of), WA Public Utility District No. 1, Series 2015, RB	5.00%	12/01/2040	1,000	1,116,480
Snohomish (County of), WA Public Utility District No. 1, Series 2021 A, RB	5.00%	12/01/2051	1,000	1,242,262
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2038	5,000	5,746,230
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2041	4,855	5,572,200
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2055	3,000	3,578,141
Washington (State of) Health Care Facilities Authority (Seattle Children’s Hospital), Series 2015, Ref. RB	5.00%	10/01/2038	5,000	6,091,678
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	4.00%	08/15/2042	1,000	1,064,985
Washington (State of) Higher Education Facilities Authority (Seattle University), Series 2020, RB	4.00%	05/01/2050	1,200	1,305,158

				53,677,433

Wisconsin-1.12%
Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2041	5,000	5,604,241
Public Finance Authority (UNC Health Southeastern), Series 2021, Ref. RB	4.00%	02/01/2046	3,000	3,299,325
Public Finance Authority (UNC Health Southeastern), Series 2021, Ref. RB	4.00%	02/01/2051	3,000	3,284,270
Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital), Series 2017, Ref. RB	4.00%	08/15/2047	3,185	3,477,435
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2022, Ref. RB	4.00%	12/01/2046	1,360	1,521,588

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2022, Ref. RB	4.00%	12/01/2051	$2,500	$2,783,250
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group), Series 2015, Ref. RB	5.00%	08/15/2039	1,500	1,622,266
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, Ref. RB, (INS - AGM)(c)	3.00%	06/01/2045	5,000	5,079,081

				26,671,456

TOTAL INVESTMENTS IN SECURITIES(f)-98.48% (Cost $2,317,385,930)				2,347,209,307
OTHER ASSETS LESS LIABILITIES-1.52%				36,285,232

NET ASSETS-100.00%				$2,383,494,539

Investment	Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
Wts.	-Warrants

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Security subject to crossover refunding.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2022 represented less than 1% of the Fund’s Net Assets.

(f)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp	10.67%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2022

(Unaudited)

Portfolio Composition

Revenue Type Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Health, Hospital, Nursing Home Revenue	16.81
Ad Valorem Property Tax	13.77
College & University Revenue	11.08
Water Revenue	8.35
Sales Tax Revenue	7.60
Highway Tolls Revenue	6.56
Income Tax Revenue	5.17
Port, Airport & Marina Revenue	5.15
Lease Revenue	4.36
Miscellaneous Revenue	4.35
Electric Power Revenue	3.63
Revenue Types Each Less Than 3%	11.65
Other Assets Less Liabilities	1.52

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco New York AMT-Free Municipal Bond ETF (PZT)

February 28, 2022

(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.04%
Guam-0.90%
Guam (Territory of) Power Authority, Series 2012 A, Ref. RB, (INS - AGM)(a)	5.00%	10/01/2030	$1,000	$1,021,074

New York-97.14%
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2019, RB	4.00%	11/01/2044	1,000	1,141,003
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2019, RB	5.00%	11/01/2049	2,500	3,037,884
Brooklyn Arena Local Development Corp. (Barclays Center), Series 2016 A, Ref. RB	5.00%	07/15/2042	2,000	2,220,086
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	04/01/2045	1,000	981,367
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	1,000	1,109,204
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	5.00%	07/01/2046	500	561,007
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	450	516,002
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB	5.00%	09/01/2044	2,000	2,168,277
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	5.25%	11/15/2056	1,000	1,114,814
Metropolitan Transportation Authority (Green Bonds), Series 2019 A-2, RB, (INS - AGM)(a)	5.00%	11/15/2044	800	931,277
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB, (INS - AGM)(a)	4.00%	11/15/2049	500	540,265
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	1,000	1,168,030
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2046	1,500	1,701,831
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	500	553,624
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2051	1,240	1,242,905
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.25%	10/15/2055	1,000	1,121,688
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	4.00%	07/15/2040	500	567,121
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	4.00%	07/15/2041	750	848,647
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	1,500	1,774,716
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2047	1,000	1,170,073
New York (City of), NY, Series 2017 B-1, GO Bonds	4.00%	12/01/2043	2,000	2,176,261
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2038	1,000	1,172,232
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2039	2,000	2,409,268
New York (City of), NY, Series 2020 BB1, RB	3.00%	06/15/2050	1,000	980,900
New York (City of), NY, Series 2020 BB1, RB	4.00%	06/15/2050	1,000	1,115,816
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2043	1,000	1,211,279
New York (City of), NY, Series 2020 GG-1, RB	5.00%	06/15/2050	1,000	1,206,649
New York (City of), NY, Subseries 2017 A-1, GO Bonds	5.00%	08/01/2038	500	566,608
New York (City of), NY, Subseries 2018 D1, GO Bonds	5.00%	12/01/2042	1,000	1,187,767
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	03/01/2049	2,000	1,944,954
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.25%	06/15/2037	1,000	1,180,933
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	3.63%	06/15/2048	2,000	2,111,406
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	4.00%	06/15/2049	1,000	1,104,595
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	2,000	2,456,291
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	4.00%	06/15/2051	1,000	1,119,927
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	5.00%	06/15/2051	1,000	1,225,353
New York (City of), NY Transitional Finance Authority, Series 2015 S-2, RB	5.00%	07/15/2035	1,000	1,112,224
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2043	1,000	1,116,247
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	1,500	1,716,273
New York (City of), NY Transitional Finance Authority, Series 2018 B-1, RB	5.00%	08/01/2045	1,000	1,154,842
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	4.00%	07/15/2046	1,000	1,090,806
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2037	1,000	1,193,899
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	3.00%	11/01/2050	1,000	980,744
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2048	1,000	981,810
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2037	1,000	1,148,639
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	5.00%	02/01/2037	1,000	1,236,679
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	4.00%	11/01/2037	1,500	1,712,579
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2043	2,000	2,267,285
New York (State of) Dormitory Authority, Series 2012 B, RB	5.00%	03/15/2042	1,200	1,204,190

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco New York AMT-Free Municipal Bond ETF (PZT)–(continued)

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2042	$190	$218,457
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2038	1,000	1,149,735
New York (State of) Dormitory Authority, Series 2017, Ref. RB	5.00%	02/15/2037	1,000	1,150,247
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2049	1,000	992,261
New York (State of) Dormitory Authority (Bid Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2043	1,000	1,174,646
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	4.00%	02/15/2044	4,000	4,371,569
New York (State of) Dormitory Authority (Catholic Health System Obligated Group), Series 2019 A, Ref. RB	4.00%	07/01/2045	500	519,840
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2050	1,000	1,216,134
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	500	546,720
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB, (CEP - Federal Housing Administration)	3.00%	02/01/2050	1,110	1,132,737
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	500	567,714
New York (State of) Dormitory Authority (New York University), Series 2001-1, RB, (INS - AMBAC)(a)	5.50%	07/01/2040	500	708,265
New York (State of) Dormitory Authority (NYU Hospitals Center), Series 2014, Ref. RB	5.00%	07/01/2034	1,500	1,619,578
New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds), Series 2019 B, RB	5.00%	07/01/2050	500	600,216
New York (State of) Dormitory Authority (State University of New York), Series 2019 A, RB	4.00%	07/01/2049	1,785	1,955,488
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2046	1,000	1,117,188
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2049	2,000	1,977,315
New York (State of) Utility Debt Securitization Authority, Series 2013, RB	5.00%	12/15/2041	1,500	1,591,793
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	1,885	2,097,948
New York Liberty Development Corp., Series 2021 1, Ref. RB	4.00%	02/15/2043	1,000	1,105,922
New York State Environmental Facilities Corp., Series 2016, Ref. RB	5.00%	06/15/2041	1,000	1,132,901
New York State Environmental Facilities Corp. (State Clean Water & Drinking Water), Series 2021, RB .	3.00%	06/15/2040	1,000	1,041,866
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	1,000	1,223,601
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2044	2,000	2,214,208
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2039	500	542,241
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2042	1,000	1,080,418
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2043	500	603,492
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	1,470	1,645,532
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2037	1,000	1,166,707
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2038	1,000	1,166,164
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	4.00%	05/15/2046	2,000	2,241,523
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2037	500	600,678
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2051	2,500	3,047,249
Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2038	2,000	2,352,465

				110,429,095

TOTAL INVESTMENTS IN SECURITIES(b)-98.04% (Cost $110,221,789)				111,450,169
OTHER ASSETS LESS LIABILITIES-1.96%				2,223,169

NET ASSETS-100.00%				$113,673,338

Investment Abbreviations:

AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
CEP	-Credit Enhancement Provider
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco New York AMT-Free Municipal Bond ETF (PZT)–(continued)

February 28, 2022

(Unaudited)

Portfolio Composition

Revenue Type Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Income Tax Revenue	21.72
Water Revenue	13.63
Highway Tolls Revenue	9.43
Miscellaneous Revenue	9.03
Ad Valorem Property Tax	7.67
College & University Revenue	6.91
Electric Power Revenue	6.28
Port, Airport & Marina Revenue	4.82
Health, Hospital, Nursing Home Revenue	4.23
Lease Revenue	4.04
Transit Revenue	3.30
Revenue Types Each Less Than 3%	6.98
Other Assets Less Liabilities	1.96

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco Preferred ETF (PGX)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Preferred Stocks-99.72%
Automobiles-1.20%
Ford Motor Co.
Pfd., 6.00%	1,647,406	$41,514,631
Pfd., 6.20%	1,543,486	39,111,935

		80,626,566

Banks-35.60%
Associated Banc-Corp.
Series F, Pfd., 5.63%	88,511	2,245,524
Series E, Pfd., 5.88%(b)	210,919	5,380,544
Bank of America Corp.
Series PP, Pfd., 4.13%(b)	2,234,398	47,525,645
Series QQ, Pfd., 4.25%(b)	2,841,757	61,154,611
Series NN, Pfd., 4.38%	2,624,199	58,073,524
Series SS, Pfd., 4.75%	89,977	2,226,931
Series LL, Pfd., 5.00%	2,971,064	72,999,042
Series KK, Pfd., 5.38%	3,349,415	84,907,670
Series HH, Pfd., 5.88%(b)	2,075,974	53,892,285
Series GG, Pfd., 6.00%(b)	2,978,858	77,569,462
Bank of Hawaii Corp., Series A, Pfd., 4.38%(b)	374,666	8,744,704
Bank OZK, Series A, Pfd., 4.63%(b)	698,639	15,167,453
Cadence Bank, Series A, Pfd., 5.50%(b)	407,806	10,297,101
Citigroup, Inc.
Series K, Pfd., 6.88%(b)(c)	4,242,485	112,807,676
Series J, Pfd., 7.13%(b)(c)	622,132	16,828,671
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%(b)	917,211	22,361,604
Series D, Pfd., 6.35%(c)	623,061	16,361,582
Cullen/Frost Bankers, Inc., Series B, Pfd., 4.45%(b)	301,835	6,746,012
Dime Community Bancshares, Inc., Pfd., 5.50%(b)	220,279	5,288,899
Fifth Third Bancorp
Series K, Pfd., 4.95%(b)	520,668	12,803,226
Series A, Pfd., 6.00%(b)	235,058	6,005,732
Series I, Pfd., 6.63%(b)(c)	1,062,710	28,183,069
First Citizens BancShares, Inc.
Series A, Pfd., 5.38%(b)	684,894	17,053,861
Series C, Pfd., 5.63%(b)	394,108	9,825,112
First Horizon Corp.
Series F, Pfd., 4.70%(b)	305,767	7,102,967
Series D, Pfd., 6.10%(b)(c)	203,220	5,348,750
Pfd., 6.50%(b)	294,871	7,887,799
First Republic Bank
Series M, Pfd., 4.00%(b)	1,548,095	31,395,367
Series K, Pfd., 4.13%(b)	1,065,766	22,391,744
Series L, Pfd., 4.25%(b)	1,605,320	34,096,997
Series N, Pfd., 4.50%(b)	1,413,239	30,964,066
Series J, Pfd., 4.70%(b)	762,860	17,347,436
Series H, Pfd., 5.13%(b)	403,821	9,877,462
Series I, Pfd., 5.50%(b)	649,844	16,610,013
Fulton Financial Corp., Series A, Pfd., 5.13%(b)	432,622	10,183,922
Hancock Whitney Corp., Pfd., 6.25%(b)	373,776	9,736,865
Huntington Bancshares, Inc.
Series H, Pfd., 4.50%(b)	983,300	21,268,779
Series C, Pfd., 5.70%(b)	409,332	10,175,994

	Shares	Value
Banks-(continued)
JPMorgan Chase & Co.
Series MM, Pfd., 4.20%(b)	4,457,248	$95,652,542
Series JJ, Pfd., 4.55%	3,385,921	76,386,378
Series LL, Pfd., 4.63%	4,118,463	94,642,280
Series GG, Pfd., 4.75%	1,947,358	46,756,066
Series DD, Pfd., 5.75%(b)	3,372,500	88,258,325
Series EE, Pfd., 6.00%	2,969,648	78,814,458
KeyCorp
Series G, Pfd., 5.63%(b)	886,495	23,208,439
Series F, Pfd., 5.65%(b)	865,729	22,257,893
Series E, Pfd., 6.13%(b)(c)	1,085,507	29,590,921
Old National Bancorp
Series A, Pfd., 7.00%(b)	215,815	5,714,781
Series C, Pfd., 7.00%(b)	120,233	3,163,330
People’s United Financial, Inc., Series A,
Pfd., 5.63%(b)(c)	568,435	14,830,469
Regions Financial Corp.
Series E, Pfd., 4.45%(b)	838,403	18,629,315
Series C, Pfd., 5.70%(c)	1,005,562	26,928,950
Series B, Pfd., 6.38%(b)(c)	1,049,930	28,243,117
Signature Bank, Series A, Pfd., 5.00%(b)	1,435,905	33,155,046
Silvergate Capital Corp., Series A, Pfd., 5.38%(b)	403,923	8,882,267
SVB Financial Group, Series A, Pfd., 5.25%(b)	706,420	17,554,537
Synovus Financial Corp.
Series E, Pfd., 5.88%(b)(c)	760,636	20,286,162
Series D, Pfd., 6.30%(b)(c)	444,833	11,325,448
Texas Capital Bancshares, Inc., Series B,
Pfd., 5.75%	603,299	14,955,782
Truist Financial Corp.
Series R, Pfd., 4.75%(b)	1,936,853	44,993,095
Series O, Pfd., 5.25%(b)	1,215,841	30,797,253
U.S. Bancorp
Series L, Pfd., 3.75%(b)	898,476	18,041,398
Series M, Pfd., 4.00%(b)	1,545,340	32,699,394
Series K, Pfd., 5.50%(b)	1,341,433	35,038,230
Valley National Bancorp
Series B, Pfd., 5.50%(b)(c)	189,442	4,681,112
Series A, Pfd., 6.25%(b)(c)	213,346	5,638,735
Webster Financial Corp., Series F, Pfd., 5.25%(b)	336,429	7,980,096
Wells Fargo & Co.
Series DD, Pfd., 4.25%(b)	2,703,871	56,916,485
Series CC, Pfd., 4.38%	2,238,004	49,012,288
Series AA, Pfd., 4.70%(b)	2,430,254	55,628,514
Series Z, Pfd., 4.75%	4,248,862	97,086,497
Series Y, Pfd., 5.63%(b)	1,281,254	32,518,226
Series Q, Pfd., 5.85%(b)(c)	3,443,405	87,944,564
Series R, Pfd., 6.63%(b)(c)	1,669,574	44,944,932
Western Alliance Bancorporation, Series A,
Pfd., 4.25%(b)(c)	632,721	15,704,135

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco Preferred ETF (PGX)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Banks-(continued)
Wintrust Financial Corp.
Series D, Pfd., 6.50%(b)(c)	255,524	$6,814,825
Series E, Pfd., 6.88%(b)(c)	599,683	16,101,489
Zions Bancorporation N.A., Series G, Pfd., 6.30%(b)(c)	231,084	6,045,157

		2,396,661,032

Capital Markets-10.46%
Affiliated Managers Group, Inc.
Pfd., 4.20%(b)	423,418	8,544,575
Pfd., 4.75%(b)	520,885	11,777,210
Pfd., 5.88%(b)	620,020	16,387,129
Apollo Asset Management, Inc.
Series A, Pfd., 6.38%(b)	574,570	14,278,065
Series B, Pfd., 6.38%(b)	633,148	16,107,285
Brookfield Finance I (UK) PLC, Pfd., 4.50% (Canada)(b)	454,013	9,448,011
Brookfield Finance, Inc., Series 50, Pfd., 4.63% (Canada)(b)	807,006	17,213,438
Charles Schwab Corp. (The)
Series J, Pfd., 4.45%(b)	1,340,005	30,940,715
Series D, Pfd., 5.95%(b)	1,515,000	38,435,550
Goldman Sachs Group, Inc. (The)
Series J, Pfd., 5.50%(c)	2,075,569	53,300,612
Series K, Pfd., 6.38%(b)(c)	1,424,798	37,899,627
Morgan Stanley
Series O, Pfd., 4.25%	2,842,110	61,531,682
Series L, Pfd., 4.88%(b)	1,194,518	29,134,294
Series K, Pfd., 5.85%(b)(c)	2,038,513	54,937,925
Series I, Pfd., 6.38%(b)(c)	2,246,081	60,554,344
Series F, Pfd., 6.88%(b)(c)	1,379,745	37,280,710
Series E, Pfd., 7.13%(b)(c)	1,718,277	46,445,027
Northern Trust Corp., Series E, Pfd., 4.70%(b)	799,662	19,719,665
Oaktree Capital Group LLC
Series B, Pfd., 6.55%	515,259	13,273,072
Series A, Pfd., 6.63%	413,925	10,691,683
Prospect Capital Corp., Series A, Pfd., 5.35%(b)	354,626	7,191,815
State Street Corp.
Series G, Pfd., 5.35%(b)(c)	1,018,740	27,108,671
Series D, Pfd., 5.90%(b)(c)	1,481,276	38,305,797
Stifel Financial Corp.
Series D, Pfd., 4.50%(b)	674,199	14,097,501
Pfd., 5.20%(b)	503,603	12,318,129
Series C, Pfd., 6.13%(b)	426,023	10,918,970
Series B, Pfd., 6.25%(b)	251,682	6,427,958

		704,269,460

Chemicals-0.14%
EI du Pont de Nemours and Co., Series B, Pfd., 4.50%(b)	98,074	9,415,104

Commercial Services & Supplies-0.31%
Pitney Bowes, Inc., Pfd., 6.70%(b)	990,425	20,808,829

	Shares	Value
Consumer Finance-3.55%
Capital One Financial Corp.
Series N, Pfd., 4.25%(b)	847,294	$17,818,593
Series L, Pfd., 4.38%(b)	1,505,227	31,820,499
Series K, Pfd., 4.63%(b)	196,541	4,388,761
Series J, Pfd., 4.80%	2,588,393	59,144,780
Series I, Pfd., 5.00%(b)	3,031,753	72,034,451
Navient Corp., Pfd., 6.00%(b)	710,228	16,306,835
Synchrony Financial, Series A, Pfd., 5.63%.	1,502,648	37,175,511

		238,689,430

Diversified Financial Services-2.26%
Brookfield BRP Holdings Canada, Inc.
Pfd., 4.63% (Canada)(b)	708,097	14,211,507
Pfd., 4.88% (Canada)(b)	435,612	9,552,971
Carlyle Finance LLC, Pfd., 4.63%(b)	1,036,054	22,057,590
Equitable Holdings, Inc.
Series C, Pfd., 4.30%(b)	671,153	14,188,175
Series A, Pfd., 5.25%(b)	1,637,781	39,454,144
KKR Group Finance Co. IX LLC, Pfd., 4.63%(b)	1,069,031	24,320,455
National Rural Utilities Cooperative Finance Corp., Pfd., 5.50%(b)	514,711	13,053,071
Voya Financial, Inc., Series B, Pfd., 5.35%(b)(c)	587,687	15,315,123

		152,153,036

Diversified Telecommunication Services-4.85%
AT&T, Inc.
Series C, Pfd., 4.75%	3,705,454	81,001,224
Series A, Pfd., 5.00%	2,456,763	56,505,549
Pfd., 5.35%(b)	2,641,676	65,962,650
Pfd., 5.63%(b)	1,683,228	42,652,998
Qwest Corp.
Pfd., 6.50%(b)	2,041,230	49,601,889
Pfd., 6.75%(b)	1,247,506	31,012,999

		326,737,309

Electric Utilities-5.95%
Alabama Power Co., Series A, Pfd., 5.00%(b)	508,453	12,813,016
BIP Bermuda Holdings I Ltd., Pfd., 5.13% (Canada)(b)	189,185	4,457,199
Brookfield Infrastructure Finance ULC, Pfd., 5.00% (Canada)(b)	457,034	9,945,060
Duke Energy Corp.
Pfd., 5.63%(b)	1,098,275	28,511,219
Series A, Pfd., 5.75%(b)	1,909,134	50,210,224
Entergy Arkansas LLC, Pfd., 4.88%(b)	646,273	16,001,719
Entergy Louisiana LLC, Pfd., 4.88%(b)	589,154	14,640,477
Entergy Mississippi LLC, Pfd., 4.90%(b)	583,072	14,570,969
Entergy New Orleans LLC, Pfd., 5.50%(b)	584,643	14,744,696
Georgia Power Co., Series 2017-A, Pfd., 5.00%	586,666	14,584,517
NextEra Energy Capital Holdings, Inc., Series N, Pfd., 5.65%(b)	1,434,069	37,644,311
SCE Trust II, Pfd., 5.10%(b)	227,786	5,015,848
SCE Trust III, Series H, Pfd., 5.75%(c)	564,215	13,338,043
SCE Trust IV, Series J, Pfd., 5.38%(c)	806,074	17,749,749
SCE Trust V, Series K, Pfd., 5.45%(b)(c)	712,845	16,673,445
SCE Trust VI, Pfd., 5.00%(b)	1,055,425	22,564,986

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco Preferred ETF (PGX)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Electric Utilities-(continued)
Southern Co. (The)
Series C, Pfd., 4.20%(b)	1,581,840	$35,433,216
Series 2020, Pfd., 4.95%(b)	2,026,178	49,540,052
Pfd., 5.25%(b)	899,348	22,330,811

		400,769,557

Equity REITs-7.15%
Agree Realty Corp., Series A, Pfd., 4.25%(b)	381,217	7,708,208
American Homes 4 Rent
Series F, Pfd., 5.88%(b)	466,958	11,711,307
Series G, Pfd., 5.88%(b)	180,720	4,539,686
Series H, Pfd., 6.25%(b)	179,525	4,708,941
Digital Realty Trust, Inc.
Series L, Pfd., 5.20%(b)	702,003	17,269,274
Series J, Pfd., 5.25%(b)	535,553	13,372,758
Series K, Pfd., 5.85%(b)	411,910	10,684,945
Diversified Healthcare Trust
Pfd., 5.63%(b)	741,924	13,666,240
Pfd., 6.25%(b)	508,838	9,907,076
EPR Properties, Series G, Pfd., 5.75%(b)	356,743	8,262,168
Federal Realty Investment Trust, Series C, Pfd., 5.00%(b)	315,038	7,444,348
Global Net Lease, Inc.
Series B, Pfd., 6.88%(b)	24,253	600,713
Series A, Pfd., 7.25%(b)	285,041	7,063,316
Hudson Pacific Properties, Inc., Series C, Pfd., 4.75%	870,854	18,287,934
Kimco Realty Corp.
Series L, Pfd., 5.13%(b)	464,204	11,349,788
Series M, Pfd., 5.25%(b)	526,503	12,825,613
Office Properties Income Trust, Pfd., 6.38%(b)	332,002	8,263,530
PS Business Parks, Inc.
Series Z, Pfd., 4.88%	648,724	14,914,165
Series Y, Pfd., 5.20%(b)	394,281	9,793,940
Series X, Pfd., 5.25%(b)	480,311	11,724,391
Public Storage
Series N, Pfd., 3.88%(b)	627,294	12,959,894
Series O, Pfd., 3.90%(b)	412,708	8,493,531
Series Q, Pfd., 3.95%(b)	318,248	6,676,843
Series P, Pfd., 4.00%(b)	1,358,202	28,400,004
Series R, Pfd., 4.00%(b)	695,032	14,567,871
Series S, Pfd., 4.10%(b)	780,000	16,551,600
Series M, Pfd., 4.13%(b)	494,676	10,734,469
Series L, Pfd., 4.63%(b)	890,497	20,641,720
Series J, Pfd., 4.70%(b)	79,350	1,865,518
Series K, Pfd., 4.75%(b)	374,244	8,951,916
Series I, Pfd., 4.88%(b)	354,442	8,573,952
Series G, Pfd., 5.05%(b)	1,013,131	24,740,659
Series F, Pfd., 5.15%(b)	617,816	15,433,044
Series H, Pfd., 5.60%(b)	543,007	13,993,290
SITE Centers Corp., Series A, Pfd., 6.38%	291,326	7,210,318
SL Green Realty Corp., Series I, Pfd., 6.50%	464,762	11,623,698
Spirit Realty Capital, Inc., Series A, Pfd., 6.00%(b)	391,102	9,730,618

	Shares	Value
Equity REITs-(continued)
Vornado Realty Trust
Series O, Pfd., 4.45%	795,436	$16,163,260
Series M, Pfd., 5.25%	697,711	16,068,284
Series N, Pfd., 5.25%(b)	547,803	12,730,942
Series L, Pfd., 5.40%(b)	467,164	11,183,906

		481,393,678

Gas Utilities-0.33%
South Jersey Industries, Inc., Pfd., 5.63%(b)	406,494	9,007,907
Spire, Inc., Series A, Pfd., 5.90%	513,959	13,054,559

		22,062,466

Independent Power and Renewable Electricity Producers-0.14%
Brookfield Renewable Partners L.P., Series 17, Pfd., 5.25% (Canada)	405,926	9,210,461

Insurance-15.11%
AEGON Funding Co. LLC, Pfd., 5.10% (Netherlands)(b)	1,898,784	45,988,548
Allstate Corp. (The)
Series I, Pfd., 4.75%	617,426	14,861,444
Pfd., 5.10%(b)(c)	976,626	24,767,235
Series H, Pfd., 5.10%(b)	2,333,831	59,139,278
Series G, Pfd., 5.63%(b)	1,241,958	32,290,908
American Equity Investment Life Holding Co.
Series A, Pfd., 5.95%(c)	791,817	20,420,960
Series B, Pfd., 6.63%(b)(c)	628,470	16,660,740
American Financial Group, Inc.
Pfd., 4.50%(b)	432,232	9,885,146
Pfd., 5.13%(b)	436,954	10,906,372
Pfd., 5.63%(b)	294,793	7,540,805
Pfd., 5.88%(b)	186,330	4,881,846
American International Group, Inc., Series A, Pfd., 5.85%(b)	1,015,031	26,614,113
Arch Capital Group Ltd.
Series G, Pfd., 4.55%(b)	1,040,042	22,932,926
Series F, Pfd., 5.45%(b)	670,062	16,503,627
Argo Group International Holdings Ltd., Pfd., 7.00%(b)(c)	235,927	6,091,635
Argo Group U.S., Inc., Pfd., 6.50%(b)	263,426	6,588,284
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)(b)	531,934	12,777,055
Pfd., 5.63% (Bermuda)(b)	518,728	12,158,984
Pfd., 5.95% (Bermuda)(b)(c)	529,838	13,579,748
Assurant, Inc., Pfd., 5.25%(b)	429,595	10,473,526
Athene Holding Ltd.
Series D, Pfd., 4.88%(b)	1,202,352	25,742,356
Series B, Pfd., 5.63%	676,775	16,452,400
Series A, Pfd., 6.35%(b)(c)	1,783,033	48,320,194
Series C, Pfd., 6.38%(b)(c)	1,256,944	33,924,919
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%(b)	1,178,556	28,933,550
Brighthouse Financial, Inc.
Series D, Pfd., 4.63%(b)	697,047	14,324,316
Series C, Pfd., 5.38%(b)	1,074,986	25,444,919
Pfd., 6.25%(b)	847,628	21,250,034
Series A, Pfd., 6.60%(b)	859,197	22,820,272
Series B, Pfd., 6.75%(b)	803,618	20,894,068
CNO Financial Group, Inc., Pfd., 5.13%(b)	346,051	8,014,541

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco Preferred ETF (PGX)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Insurance-(continued)
Enstar Group Ltd.
Series D, Pfd., 7.00%(b)(c)	872,974	$23,194,919
Series E, Pfd., 7.00%(b)	206,893	5,381,287
Globe Life, Inc., Pfd., 4.25%(b)	676,183	15,477,829
Hartford Financial Services Group, Inc. (The), Series G, Pfd., 6.00%(b)	676,564	17,658,320
MetLife, Inc.
Series F, Pfd., 4.75%	1,953,208	46,818,396
Series E, Pfd., 5.63%(b)	1,752,290	45,471,925
PartnerRe Ltd., Series J, Pfd., 4.88% (Bermuda)(b)	367,417	8,722,480
Prudential Financial, Inc.
Pfd., 4.13%(b)	988,914	22,656,020
Pfd., 5.63%(b)	1,220,356	31,326,539
Reinsurance Group of America, Inc.
Pfd., 5.75%(b)(c)	823,615	22,402,328
Pfd., 6.20%(b)(c)	558,078	14,097,050
RenaissanceRe Holdings Ltd.
Series G, Pfd., 4.20% (Bermuda)(b)	1,023,290	21,949,571
Series F, Pfd., 5.75% (Bermuda)(b)	503,480	12,818,601
Selective Insurance Group, Inc., Series B, Pfd., 4.60%(b)	432,793	9,616,660
SiriusPoint Ltd., Series B, Pfd., 8.00% (Bermuda)(b)(c)	393,575	10,500,581
Unum Group, Pfd., 6.25%(b)	658,892	16,966,469
W. R. Berkley Corp., Pfd., 4.13%(b)	588,600	13,314,132
W.R. Berkley Corp.
Pfd., 4.25%(b)	552,416	12,572,988
Pfd., 5.10%(b)	616,155	15,422,360
Pfd., 5.70%(b)	368,431	9,501,835

		1,017,055,039

Internet & Direct Marketing Retail-1.39%
Qurate Retail, Inc., Pfd., 8.00%	643,404	60,003,857
QVC, Inc.
Pfd., 6.25%(b)	1,025,625	23,045,794
Pfd., 6.38%(b)	451,629	10,387,467

		93,437,118

Leisure Products-0.42%
Brunswick Corp.
Pfd., 6.38%(b)	456,177	11,956,399
Pfd., 6.50%(b)	362,657	9,733,714
Pfd., 6.63%(b)	254,408	6,586,623

		28,276,736

Multi-Utilities-3.68%
Algonquin Power & Utilities Corp.
Series 19-A, Pfd., 6.20% (Canada)(c)	717,558	19,158,799
Pfd., 6.88% (Canada)(b)(c)	608,526	16,010,319
Brookfield Infrastructure Partners L.P.
Series 14, Pfd., 5.00% (Canada)	485,931	10,296,878
Series 13, Pfd., 5.13% (Canada)	430,630	9,370,509
CMS Energy Corp.
Series C, Pfd., 4.20%(b)	469,048	10,201,794
Pfd., 5.63%(b)	434,639	10,978,981
Pfd., 5.88%	565,945	14,612,700
Pfd., 5.88%(b)	1,345,856	35,584,433

	Shares	Value
Multi-Utilities-(continued)
DTE Energy Co.
Pfd., 4.38%(b)	487,356	$11,214,061
Series G, Pfd., 4.38%(b)	393,961	9,029,586
Series E, Investment Units, 5.25%(b)	844,187	20,935,837
Integrys Holding, Inc., Pfd., 6.00%(c)	524,761	13,077,044
NiSource, Inc., Series B, Pfd., 6.50%(b)(c)	1,040,833	27,249,008
Sempra Energy, Pfd., 5.75%	1,548,690	39,832,307

		247,552,256

Oil, Gas & Consumable Fuels-2.23%
DCP Midstream L.P.
Series B, Pfd., 7.88%(c)	337,920	8,025,600
Series C, Pfd., 7.95%(c)	234,545	5,654,880
Enbridge, Inc., Series B, Pfd., 6.38% (Canada)(b)(c)	1,201,581	31,120,948
Energy Transfer L.P.
Series C, Pfd., 7.38%(c)	985,988	23,131,278
Series E, Pfd., 7.60%(c)	1,604,049	39,202,957
Series D, Pfd., 7.63%(c)	890,639	21,642,528
NuStar Energy L.P.
Series B, Pfd., 7.63%(c)	685,139	14,209,783
Series C, Pfd., 9.00%(c)	285,733	6,854,735

		149,842,709

Real Estate Management & Development-0.98%
Brookfield Property Partners L.P.
Series A, Pfd., 5.75%	505,003	10,908,065
Series A-2, Pfd., 6.38%	644,355	14,717,068
Series A-1, Pfd., 6.50%	367,585	8,730,144
Brookfield Property Preferred L.P., Pfd., 6.25%	1,340,950	31,928,019

		66,283,296

Textiles, Apparel & Luxury Goods-0.06%
Fossil Group, Inc., Pfd., 7.00%(b)	160,175	3,943,509

Thrifts & Mortgage Finance-0.61%
New York Community Bancorp, Inc., Series A, Pfd., 6.38%(b)(c)	1,057,138	28,553,298
Washington Federal, Inc., Series A, Pfd., 4.88%(b)	575,646	12,865,688

		41,418,986

Trading Companies & Distributors-1.42%
Air Lease Corp., Series A, Pfd., 6.15%(b)(c) .	541,773	13,587,667
Fortress Transportation and Infrastructure Investors LLC
Series B, Pfd., 8.00%(c)	278,590	6,722,377
Series A, Pfd., 8.25%(c)	204,932	4,967,552
Series C, Pfd., 8.25%(c)	203,896	5,085,166
Triton International Ltd.
Series E, Pfd., 5.75% (Bermuda)(b)	377,968	8,935,163
Pfd., 6.88% (Bermuda)(b)	254,904	6,433,777
Pfd., 7.38% (Bermuda)(b)	374,467	9,728,653
Pfd., 8.00% (Bermuda)(b)	289,585	7,691,377
WESCO International, Inc., Series A, Pfd., 10.63%(b)(c)	1,101,560	32,143,521

		95,295,253

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco Preferred ETF (PGX)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Wireless Telecommunication Services-1.88%
Telephone and Data Systems, Inc.
Series VV, Pfd., 6.00%(b)	1,455,063	$33,029,930
Series UU, Pfd., 6.63%(b)	798,017	19,950,425
United States Cellular Corp.
Pfd., 5.50%	1,058,904	24,725,408
Pfd., 5.50%(b)	1,052,270	24,402,141
Pfd., 6.25%(b)	1,000,175	24,584,302

		126,692,206

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.72% (Cost $7,200,824,237)		6,712,594,036

Investments Purchased with Cash Collateral from Securities on Loan Money

Market Funds-2.00%
Invesco Private Government Fund, 0.12%(d)(e)(f)	40,287,614	40,287,614

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.08%(d)(e)(f)	94,005,867	$94,015,270

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $134,311,461)		134,302,884

TOTAL INVESTMENTS IN SECURITIES-101.72% (Cost $7,335,135,698)		6,846,896,920
OTHER ASSETS LESS LIABILITIES-(1.72)%		(115,687,716)

NET ASSETS-100.00%		$6,731,209,204

Investment Abbreviations:

Pfd.	-Preferred
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2022.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$80,379,198	$640,544,214	$(720,923,412)	$-	$-	$-	$8,607
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	49,524,522	96,408,881	(105,645,789)	-	-	40,287,614	6,199	*
Invesco Private Prime Fund	121,799,880	217,559,635	(245,309,817)	(8,578)	(25,850)	94,015,270	57,981	*

Total	$251,703,600	$954,512,730	$(1,071,879,018)	$(8,578)	$(25,850)	$134,302,884	$72,787

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco Preferred ETF (PGX)–(continued)

February 28, 2022

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Financials	67.59
Utilities	10.10
Real Estate	8.13
Communication Services	6.73
Consumer Discretionary	3.07
Sector Types Each Less Than 3%	4.10
Money Market Funds Plus Other Assets Less Liabilities	0.28

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco Taxable Municipal Bond ETF (BAB)

February 28, 2022

(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-96.14%
Alabama-0.83%
Auburn University, Series 2020 C, RB	2.53%	06/01/2040	$7,500	$7,025,105
Auburn University, Series 2020 C, RB	2.68%	06/01/2050	10,000	8,950,184
Birmingham (City of), AL Water Works Board, Series 2021, Ref. RB	2.51%	01/01/2036	1,000	992,563
Birmingham (City of), AL Water Works Board, Series 2021, Ref. RB	2.61%	01/01/2037	1,000	994,176
Birmingham (City of), AL Water Works Board, Series 2021, Ref. RB	2.71%	01/01/2038	1,000	998,562

				18,960,590

Alaska-0.01%
Alaska (State of) Municipal Bond Bank Authority, Series 2021 2, Ref. RB	3.03%	12/01/2041	150	145,195

Arizona-1.61%
Arizona (State of) Department of Transportation State Highway Fund Revenue, Series 2020, Ref. RB	2.46%	07/01/2030	2,560	2,585,833
Flagstaff (City of), AZ, Series 2020 A, COP	3.01%	05/01/2040	5,000	4,924,461
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 B, RB	3.17%	09/01/2051	3,000	2,918,703
Scottsdale (City of), AZ, Series 2020, Ref. GO Bonds	0.61%	07/01/2025	1,565	1,504,028
Scottsdale Municipal Property Corp., Series 2021 B, Ref. RB	1.23%	07/01/2028	5,000	4,799,013
Tempe (City of), AZ, Series 2021, COP	2.59%	07/01/2037	2,950	2,766,461
Tucson (City of), AZ, Series 2010, RB	5.79%	07/01/2026	1,275	1,433,902
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	0.24%	07/01/2022	2,000	1,997,473
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	0.31%	07/01/2023	2,000	1,972,468
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	0.46%	07/01/2024	2,000	1,941,368
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	0.83%	07/01/2025	750	723,161
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	1.31%	07/01/2027	1,000	951,438
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	1.70%	07/01/2029	500	478,278
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	1.93%	07/01/2031	2,000	1,913,382
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	2.86%	07/01/2047	2,000	1,912,579
Yuma (City of), AZ, Series 2021, RB	2.63%	07/15/2038	4,000	3,796,258

				36,618,806

Arkansas-0.01%
University of Arkansas, Series 2021 B, RB	3.10%	12/01/2041	150	146,045

California-24.02%
Bay Area Toll Authority, Series 2010 S1, RB	6.79%	04/01/2030	2,075	2,447,344
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-1, RB	7.04%	04/01/2050	3,605	5,890,649
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-3, RB	6.91%	10/01/2050	3,025	4,982,115
California (State of), Series 2009, GO Bonds	7.50%	04/01/2034	11,460	16,748,539
California (State of), Series 2009, GO Bonds	7.55%	04/01/2039	18,860	29,697,297
California (State of), Series 2009, GO Bonds	7.30%	10/01/2039	14,160	21,008,968
California (State of), Series 2009, GO Bonds	7.35%	11/01/2039	8,505	12,679,052
California (State of), Series 2010, GO Bonds	7.63%	03/01/2040	4,500	6,987,017
California (State of), Series 2010, GO Bonds	7.60%	11/01/2040	7,500	12,017,071
California (State of), Series 2018, Ref. GO Bonds	4.50%	04/01/2033	9,850	11,015,032
California (State of) Department of Water Resources (Central Valley), Series 2020, Ref. RB	1.77%	12/01/2034	7,510	6,722,766
California (State of) Department of Water Resources (Central Valley), Series 2020, Ref. RB	1.79%	12/01/2035	5,325	4,689,903
California (State of) Earthquake Authority, Series 2020 B, RB	1.48%	07/01/2023	11,100	11,114,612
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 B, Ref. RB	3.74%	06/01/2047	8,000	7,678,777
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.24%	10/01/2027	1,000	960,762
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.47%	10/01/2028	1,000	963,742
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.60%	10/01/2029	1,000	963,865
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.69%	10/01/2030	1,000	962,497
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.84%	10/01/2031	1,000	964,213
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	2.72%	10/01/2040	1,000	941,950
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	2.79%	10/01/2043	1,500	1,392,847

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Infrastructure & Economic Development Bank (UCSF Neurosciences Building 19A), Series 2010 A, RB	6.49%	05/15/2049	$1,000	$1,458,817
California (State of) Municipal Finance Authority (FBI San Diego), Series 2020, RB	2.52%	10/01/2035	4,920	4,395,206
California (State of) Public Works Board (California State University), Series 2010 B-2, RB	7.80%	03/01/2035	800	1,101,869
California (State of) Statewide Communities Development Authority (Green Bonds), Series 2021, Ref. RB	2.68%	02/01/2039	1,850	1,773,783
California (State of) Statewide Communities Development Authority (Marin General Hospital), Series 2018 B, RB	4.82%	08/01/2045	2,000	2,119,816
California State University, Series 2010 B, RB	6.48%	11/01/2041	900	1,270,195
California State University, Series 2020 B, Ref. RB	2.98%	11/01/2051	5,000	4,866,179
California State University, Series 2021 B, Ref. RB	2.80%	11/01/2041	10,000	9,387,994
California State University, Series 2021 B, Ref. RB	2.72%	11/01/2052	5,000	4,675,503
Carson (City of), CA (Carson Pension Obligation), Series 2020, RB	3.70%	01/15/2044	3,000	3,070,518
Chula Vista (City of), CA, Series 2021, RB, (INS - BAM)(a)	2.71%	06/01/2041	10,000	9,192,807
Chula Vista (City of), CA, Series 2021, RB, (INS - BAM)(a)	2.81%	06/01/2045	10,000	9,131,405
Coast Community College District, Series 2022, Ref. GO Bonds	2.98%	08/01/2039	1,000	992,950
Downey (City of), CA, Series 2021, RB	2.85%	06/01/2040	750	681,782
Downey (City of), CA, Series 2021, RB	3.00%	06/01/2044	550	491,547
East Bay Municipal Utility District Wastewater System Revenue, Series 2010, RB	5.03%	06/01/2032	3,000	3,632,287
East Bay Municipal Utility District Water System Revenue, Series 2010, RB	5.87%	06/01/2040	3,000	4,145,137
El Monte (City of), CA, Series 2020, RB, (INS - AGM)(a)	3.92%	08/01/2050	10,000	10,318,656
El Segundo (City of), CA, Series 2021, RB	3.06%	07/01/2040	1,500	1,402,855
Fresno (City of), CA, Series 2010 A2, Ref. RB	6.50%	06/01/2030	2,000	2,396,937
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	3.49%	06/01/2036	1,000	957,125
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	3.71%	06/01/2041	2,000	1,879,198
Golden State Tobacco Securitization Corp., Series 2021, Ref. RB	3.12%	06/01/2038	12,500	12,457,826
Hayward Unified School District, Series 2020, Ref. GO Bonds, (INS - AGM)(a)	2.87%	08/01/2040	4,000	3,895,618
Hesperia Unified School District, Series 2020, Ref. COP, (INS - AGM)(a)	3.05%	02/01/2041	3,000	2,774,971
Huntington Beach (City of), CA, Series 2021, Ref. RB	0.38%	06/15/2023	500	493,739
Huntington Beach (City of), CA, Series 2021, Ref. RB	0.62%	06/15/2024	1,500	1,462,110
Huntington Beach (City of), CA, Series 2021, Ref. RB	1.07%	06/15/2025	2,000	1,944,118
Inglewood (City of), CA, Series 2020, RB, (INS - AGM)(a)	3.92%	09/01/2050	6,000	6,178,223
Jurupa Community Services District, Series 2010 B, COP	6.35%	09/01/2025	1,030	1,174,533
Jurupa Community Services District, Series 2010 B, COP	6.50%	09/01/2026	1,070	1,265,370
Jurupa Community Services District, Series 2010 B, COP	6.60%	09/01/2027	1,125	1,375,423
Jurupa Community Services District, Series 2010 B, COP	6.70%	09/01/2028	1,170	1,476,053
Jurupa Community Services District, Series 2010 B, COP	7.19%	09/01/2040	2,000	3,073,568
Long Beach (City of), CA, Series 2009 C, RB	7.77%	06/01/2039	250	251,249
Los Angeles (City of), CA Department of Water & Power, Series 2009 C, RB	5.38%	07/01/2024	500	540,219
Los Angeles (City of), CA Department of Water & Power, Series 2009 C, RB	6.01%	07/01/2039	2,270	2,930,929
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB	6.57%	07/01/2045	6,000	9,264,774
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB	6.60%	07/01/2050	1,715	2,731,462
Los Angeles Community College District, Series 2010, GO Bonds	6.60%	08/01/2042	3,000	4,443,086
Los Angeles Community College District, Series 2020, Ref. GO Bonds	0.77%	08/01/2025	14,500	13,927,596
Los Angeles Community College District, Series 2020, Ref. GO Bonds	1.81%	08/01/2030	5,000	4,786,261
Los Angeles Community College District, Series 2020, Ref. GO Bonds	2.83%	08/01/2039	3,500	3,422,498
Los Angeles Unified School District, Series 2010 J-05, GO Bonds	5.98%	05/01/2027	500	590,654
Montebello (City of), CA, Series 2020, RB, (INS - AGM)(a)	4.06%	06/01/2039	6,000	6,335,384
Montebello (City of), CA, Series 2020, RB, (INS - AGM)(a)	4.26%	06/01/2045	3,000	3,147,809
Monterey Park (City of), CA, Series 2021 A, RB	3.02%	06/01/2043	2,500	2,356,803
Municipal Improvement Corp. of Los Angeles, Series 2021 A, Ref. RB	0.42%	11/01/2023	1,000	982,589
Municipal Improvement Corp. of Los Angeles, Series 2021 A, Ref. RB	0.68%	11/01/2024	1,000	971,949
Municipal Improvement Corp. of Los Angeles, Series 2021 A, Ref. RB	0.95%	11/01/2025	1,000	967,507
Napa Valley Unified School District, Series 2010 B, GO Bonds	6.51%	08/01/2043	3,000	4,360,990
Northern California Power Agency, Series 2010, RB	7.31%	06/01/2040	1,000	1,409,222
Oakland (Port of), CA, Series 2020 R, Ref. RB	0.82%	05/01/2023	595	591,139
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.08%	05/01/2024	515	506,976
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.18%	05/01/2025	600	585,249

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.52%	05/01/2026	$600	$587,086
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.67%	05/01/2027	875	852,664
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.95%	05/01/2028	700	684,001
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.05%	05/01/2029	1,000	970,127
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.10%	05/01/2030	500	479,607
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.20%	05/01/2031	375	357,925
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.30%	05/01/2032	850	810,018
Oxnard School District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	2.63%	08/01/2041	8,040	7,190,037
Paramount Unified School District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	3.27%	08/01/2051	5,000	4,955,664
Pasadena (City of), CA, Series 2020 A, Ref. RB	3.24%	05/01/2045	5,000	4,936,484
Pomona (City of), CA, Series 2020 BJ, RB	3.72%	08/01/2040	3,250	3,342,884
Pomona (City of), CA, Series 2020 BJ, RB	3.82%	08/01/2046	1,500	1,536,938
Rancho Santiago Community College District, Series 2020 A-1, Ref. GO Bonds	0.96%	09/01/2026	5,500	5,312,036
Rancho Water District Financing Authority, Series 2021 A, Ref. RB	2.60%	08/01/2040	850	818,575
Rancho Water District Financing Authority, Series 2021 A, Ref. RB	2.70%	08/01/2046	1,475	1,398,272
Regents of the University of California Medical Center, Series 2009 F, RB	6.46%	05/15/2029	475	562,949
Regents of the University of California Medical Center, Series 2009 F, RB	6.58%	05/15/2049	5,335	7,833,152
Riverside (City of), CA, Series 2009 B, RB	6.35%	10/01/2039	500	718,152
Riverside (City of), CA (Riverside Pension Obligation), Series 2020 A, RB	3.86%	06/01/2045	2,000	2,047,704
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.69%	08/01/2041	1,000	949,993
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.79%	08/01/2045	1,000	947,027
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.86%	08/01/2049	1,000	950,075
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, Ref. RB	4.23%	10/15/2038	2,000	2,176,493
San Diego (County of), CA Water Authority (Green Bonds), Series 2020 A, Ref. RB	0.59%	05/01/2024	2,000	1,953,222
San Diego (County of), CA Water Authority (Green Bonds), Series 2020 A, Ref. RB	0.74%	05/01/2025	2,000	1,927,086
San Francisco (City & County of), CA, Series 2020 C, GO Bonds	2.83%	06/15/2050	1,325	1,250,843
San Francisco (City & County of), CA, Series 2020 C, GO Bonds	3.08%	06/15/2060	1,000	1,018,301
San Francisco (City & County of), CA (525 Golden Gate Avenue - San Francisco Public Utilities Commission Office), Series 2009 D, COP	6.49%	11/01/2041	3,000	4,231,877
San Francisco (City & County of), CA (Clean & Safe Neighborhood Parks), Series 2010 D, GO Bonds	6.26%	06/15/2030	3,850	4,954,529
San Francisco (City & County of), CA (San Francisco General Hospital), Series 2010 C, GO Bonds .	6.26%	06/15/2030	1,500	1,936,857
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 C, Ref. RB	3.35%	05/01/2051	2,000	1,909,150
San Francisco (City of), CA Municipal Transportation Agency, Series 2021 A, Ref. RB	2.80%	03/01/2044	500	463,868
San Francisco (City of), CA Public Utilities Commission, Series 2010 B, RB	6.00%	11/01/2040	2,245	2,980,177
San Francisco (City of), CA Public Utilities Commission, Series 2010, RB	5.70%	11/01/2027	3,000	3,579,953
San Francisco (City of), CA Public Utilities Commission, Series 2010, RB	6.00%	11/01/2040	2,480	3,336,451
San Francisco (City of), CA Public Utilities Commission, Series 2010, RB	6.95%	11/01/2050	4,600	7,305,021
San Francisco Community College District, Series 2020 A1, GO Bonds	3.17%	06/15/2041	4,000	3,839,126
San Jose (City of), CA Financing Authority (Ice Centre), Series 2020 B, RB	3.42%	06/01/2041	3,850	3,890,893
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	3.08%	08/01/2025	2,000	2,073,043
San Jose Unified School District, Series 2021, Ref. GO Bonds	2.31%	08/01/2039	7,000	6,323,330
San Luis Unit/Westlands Water District Financing Authority, Series 2020 A, RB, (INS - AGM)(a)	3.74%	09/01/2050	2,500	2,464,020
Santa Ana (City of), CA, Series 2021 A, RB	3.10%	08/01/2044	1,500	1,426,646
Santa Clara Valley Transportation Authority, Series 2010, RB	5.88%	04/01/2032	1,025	1,207,318
Santa Clara Valley Water District, Series 2016 B, Ref. RB	4.35%	06/01/2046	3,000	3,260,802
Santa Monica Community College District, Series 2020, Ref. GO Bonds	2.70%	08/01/2040	1,230	1,173,755
Santa Monica Community College District, Series 2020, Ref. GO Bonds	2.80%	08/01/2044	1,700	1,610,618
Southern California Public Power Authority, Series 2010, RB	5.92%	07/01/2035	2,000	2,660,315
Tulare (County of), CA, Series 2018, RB	4.45%	06/01/2037	2,000	2,184,946
University of California, Series 2010 F, RB	5.95%	05/15/2045	8,745	11,535,581
University of California, Series 2015 AQ, RB	4.77%	05/15/2115	1,577	2,051,308
University of California, Series 2016 AS, Ref. RB	3.55%	05/15/2039	1,500	1,601,906
University of California, Series 2019 BD, RB	3.35%	07/01/2029	15,000	15,909,337
University of California, Series 2020 BG, RB	0.88%	05/15/2025	10,000	9,700,720
University of California, Series 2020 BG, RB	1.32%	05/15/2027	16,110	15,510,494
University of California, Series 2020 BG, RB	1.61%	05/15/2030	7,500	6,963,207

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2021 BI, Ref. RB	0.87%	05/15/2026	$1,000	$955,046
University of California, Series 2021 BI, Ref. RB	1.27%	05/15/2027	1,000	960,628
University of California, Series 2021 BI, Ref. RB	1.37%	05/15/2028	1,000	947,124
University of California, Series 2021 BI, Ref. RB	1.70%	05/15/2029	1,000	951,318
University of California, Series 2021 BI, Ref. RB	1.90%	05/15/2030	1,000	949,220
University of California, Series 2021 BI, Ref. RB	2.00%	05/15/2031	1,000	948,187
University of California, Series 2021 BI, Ref. RB	2.05%	05/15/2032	1,000	943,372
University of California, Series 2021 BI, Ref. RB	2.15%	05/15/2033	1,000	942,152
University of California, Series 2021 BI, Ref. RB	2.25%	05/15/2034	1,000	941,265
University of California, Series 2021 BI, Ref. RB	2.35%	05/15/2035	1,000	943,026
University of California, Series 2021 BI, Ref. RB	2.45%	05/15/2036	1,000	945,831
University of California (Limited), Series 2015 J, Ref. RB	4.13%	05/15/2045	10,000	10,996,412

				546,923,625

Colorado-1.32%
Aurora (City of), CO (Green Bonds), Series 2021 B, Ref. RB	2.72%	08/01/2046	1,925	1,832,605
Board of Governors of Colorado State University System, Series 2010 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.96%	03/01/2033	1,000	1,226,080
Colorado (State of) Bridge Enterprise (Central 70), Series 2021 B, RB	0.92%	12/31/2023	7,500	7,364,702
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 B, Ref. RB	3.70%	11/01/2039	1,200	1,301,324
Colorado Mesa University, Series 2009 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.80%	05/15/2040	1,215	1,612,099
Denver (City & County of), CO, Series 2016 B, Ref. RB	3.82%	08/01/2032	1,000	1,074,366
Denver (City & County of), CO Airport System Revenue, Series 2020 C, Ref. RB	2.52%	11/15/2032	2,000	1,945,954
Denver (City & County of), CO Airport System Revenue, Series 2020 C, Ref. RB	2.62%	11/15/2033	1,500	1,459,070
Denver City & County School District No. 1, Series 2009 C, GO Bonds	5.66%	12/01/2033	500	626,336
Regional Transportation District, Series 2010 B, RB	5.84%	11/01/2050	5,025	7,240,831
Regional Transportation District, Series 2010, COP	7.67%	06/01/2040	3,000	4,447,713

				30,131,080

Connecticut-1.15%
Connecticut (State of), Series 2021 A, GO Bonds	0.31%	06/01/2023	315	310,972
Connecticut (State of), Series 2021 A, GO Bonds	0.51%	06/01/2024	500	486,485
Connecticut (State of), Series 2021 A, GO Bonds	0.92%	06/01/2025	250	241,475
Connecticut (State of), Series 2021 A, GO Bonds	1.12%	06/01/2026	400	384,013
Connecticut (State of), Series 2021 A, GO Bonds	1.50%	06/01/2027	350	337,055
Connecticut (State of), Series 2021 A, GO Bonds	1.65%	06/01/2028	450	430,565
Connecticut (State of), Series 2021 A, GO Bonds	1.89%	06/01/2029	440	421,769
Connecticut (State of), Series 2021 A, GO Bonds	1.99%	06/01/2030	650	618,494
Connecticut (State of), Series 2021 A, GO Bonds	2.09%	06/01/2031	850	808,187
Connecticut (State of) Health & Educational Facilities Authority (Stamford Hospital), Series 2021 L-2, RB	3.54%	07/01/2051	2,660	2,549,816
Hartford (County of), CT Metropolitan District (Clean Water), Series 2020, Ref. RB	2.56%	04/01/2039	6,000	5,670,385
New Britain (City of), CT, Series 2018, Ref. GO Bonds, (INS - BAM)(a)	4.35%	03/01/2039	4,835	5,195,404
New Britain (City of), CT, Series 2020 B, Ref. GO Bonds, (INS - AGM)(a)	3.25%	09/01/2042	4,000	3,945,584
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.24%	08/01/2030	2,000	2,441,286
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.39%	08/01/2040	1,645	2,315,818

				26,157,308

Delaware-0.30%
University of Delaware, Series 2018, RB	4.07%	11/01/2050	5,770	6,793,331

District of Columbia-0.39%
District of Columbia, Series 2010 F, RB	4.91%	12/01/2023	4,500	4,757,318
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2009, RB	7.46%	10/01/2046	2,480	4,039,285

				8,796,603

Florida-3.26%
Deltona (City of), FL, Series 2021, Ref. RB, (INS - BAM)(a)	2.84%	10/01/2050	3,000	2,819,755

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Escambia (County of), FL Health Facilities Authority, Series 2020, Ref. RB, (INS - AGM)(a)	3.61%	08/15/2040	$5,750	$5,899,602
Florida Development Finance Corp. (UF Health Jacksonville), Series 2022, Ref. RB, (INS - AGM)(a)	3.22%	02/01/2032	1,000	988,221
Fort Lauderdale (City of), FL, Series 2020, Ref. RB	0.75%	01/01/2024	22,600	22,323,048
Gainesville (City of), FL, Series 2020, RB	3.05%	10/01/2040	6,000	5,761,258
JEA Electric System, Series 2009 F, RB	6.41%	10/01/2034	500	631,233
JEA Water & Sewer System, Series 2010 A, RB	6.21%	10/01/2033	1,250	1,596,291
Lee Memorial Health System, Series 2010 A, RB	7.28%	04/01/2027	2,500	2,990,825
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.14%	10/01/2027	5,000	5,166,705
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.18%	10/01/2028	3,600	3,718,265
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.28%	10/01/2029	2,700	2,795,546
Miami-Dade (County of), FL, Series 2020 B, RB	0.38%	04/01/2023	2,000	1,983,518
Miami-Dade (County of), FL, Series 2020 B, Ref. RB	1.23%	10/01/2025	1,500	1,450,402
Miami-Dade (County of), FL, Series 2020 B, Ref. RB	3.27%	10/01/2041	2,250	2,191,826
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.29%	10/01/2031	500	474,744
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.44%	10/01/2032	500	475,946
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.54%	10/01/2033	500	474,619
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.74%	10/01/2036	1,000	937,947
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.79%	10/01/2037	500	466,704
Miami-Dade (County of), FL Transit System, Series 2010 B, RB	5.53%	07/01/2032	2,500	2,971,891
Reedy Creek Improvement District, Series 2020 A, Ref. GO Bonds	2.73%	06/01/2038	2,500	2,428,992
St. Johns (County of), FL Industrial Development Authority (Flagler Health), Series 2020 A, Ref. RB, (INS - AGM)(a)	3.80%	10/01/2050	2,775	2,761,797
St. Johns (County of), FL Industrial Development Authority (Flagler Health), Series 2020 B, Ref. RB, (INS - AGM)(a)	2.54%	10/01/2030	2,000	1,969,687
State Board of Administration Finance Corp., Series 2020 A, RB	2.15%	07/01/2030	1,000	971,326

				74,250,148

Georgia-1.78%
Atlanta (City of), GA, Series 2020, Ref. RB	2.26%	11/01/2035	4,000	3,870,009
Fulton (County of) GA Development Authority (Georgia Tech Athletic), Series 2022, Ref. RB	3.47%	10/01/2042	5,000	4,939,059
Fulton (County of), GA Development Authority (Georgia Tech Foundation), Series 2019, Ref. RB .	3.13%	11/01/2049	8,500	8,547,671
Georgia (State of) Municipal Electric Authority, Series 2010, RB	7.06%	04/01/2057	9,661	13,591,240
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB	6.66%	04/01/2057	6,495	9,491,718

				40,439,697

Hawaii-1.90%
Hawaii (State of), Series 2010, GO Bonds	5.53%	02/01/2030	1,000	1,235,143
Hawaii (State of), Series 2017 A, RB	3.89%	07/01/2037	1,250	1,298,135
Hawaii (State of), Series 2020 E, Ref. RB	2.23%	07/01/2029	2,200	2,151,652
Hawaii (State of), Series 2020 FZ, GO Bonds	0.89%	08/01/2026	6,910	6,626,117
Hawaii (State of), Series 2020 FZ, GO Bonds	2.00%	08/01/2027	5,000	4,999,118
Hawaii (State of), Series 2020 FZ, GO Bonds	1.60%	08/01/2031	3,000	2,816,088
Hawaii (State of), Series 2020 FZ, GO Bonds	1.70%	08/01/2032	5,000	4,691,461
Hawaii (State of), Series 2020 FZ, GO Bonds	1.87%	08/01/2033	8,000	7,555,322
Hawaii (State of), Series 2020 FZ, GO Bonds	1.98%	08/01/2034	6,000	5,643,089
Hawaii (State of), Series 2020 GB, GO Bonds	0.85%	10/01/2025	2,000	1,936,965
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	0.30%	07/01/2023	200	197,619
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	0.55%	07/01/2024	100	97,623
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	1.47%	07/01/2030	500	472,911
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	1.62%	07/01/2031	1,000	943,107
Kauai (County of), HI, Series 2010 A, GO Bonds	5.76%	08/01/2033	2,000	2,652,613

				43,316,963

Idaho-0.03%
Idaho (State of) Housing & Finance Association (Garvee), Series 2010 A-2, RB	6.35%	07/15/2028	595	708,137

Illinois-5.69%
Chicago (City of), IL, Series 2009 C, GO Bonds	6.21%	01/01/2036	8,280	9,955,026
Chicago (City of), IL, Series 2009 D, GO Bonds	6.26%	01/01/2040	2,000	2,438,108

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of), IL, Series 2010 B, GO Bonds	7.52%	01/01/2040	$2,000	$2,717,839
Chicago (City of), IL, Series 2010 B, Ref. GO Bonds	6.21%	01/01/2032	4,515	5,245,806
Chicago (City of), IL, Series 2011 C1, GO Bonds	7.78%	01/01/2035	1,665	2,226,587
Chicago (City of), IL, Series 2015 B, GO Bonds	7.38%	01/01/2033	2,170	2,749,132
Chicago (City of), IL (O’Hare International Airport), Series 2010 B, RB	6.40%	01/01/2040	5,750	8,337,341
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.47%	01/01/2049	10,000	12,850,284
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.57%	01/01/2054	9,580	12,691,268
Chicago (City of), IL Board of Education, Series 2009 E, GO Bonds	6.14%	12/01/2039	8,700	10,299,939
Chicago (City of), IL Transit Authority, Series 2020 B, Ref. RB	3.60%	12/01/2035	10,000	10,463,156
Chicago (City of), IL Transit Authority, Series 2020 B, Ref. RB	3.91%	12/01/2040	3,000	3,164,566
Chicago O’Hare International Airport, Series 2020 D, Ref. RB	0.96%	01/01/2023	1,000	998,231
Chicago O’Hare International Airport, Series 2020 D, Ref. RB	1.37%	01/01/2025	5,970	5,856,003
Chicago O’Hare International Airport, Series 2020 D, Ref. RB	1.70%	01/01/2026	4,865	4,768,628
Chicago O’Hare International Airport, Series 2020 D, Ref. RB	2.35%	01/01/2030	3,000	2,940,706
Chicago O’Hare International Airport, Series 2020 D, Ref. RB	2.45%	01/01/2031	2,000	1,962,418
Chicago O’Hare International Airport, Series 2020 D, Ref. RB	2.55%	01/01/2032	2,000	1,967,861
Illinois (State of), Series 2010 2, GO Bonds	6.90%	03/01/2035	9,300	11,785,942
Illinois (State of), Series 2010, GO Bonds	6.75%	03/01/2028	1,815	2,180,385
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020, Ref. RB	3.51%	05/15/2041	5,000	4,897,624
Itasca (Village of), IL, Series 2009 A, GO Bonds	6.10%	02/01/2034	200	200,861
Itasca (Village of), IL, Series 2009 A, GO Bonds	6.20%	02/01/2039	320	321,406
Northern Illinois Municipal Power Agency, Series 2010, RB	7.62%	01/01/2030	190	232,182
Sales Tax Securitization Corp., Series 2020 B, Ref. RB	2.96%	01/01/2032	2,500	2,498,606
Sales Tax Securitization Corp., Series 2020 B, Ref. RB, (INS - BAM)(a)	3.41%	01/01/2043	6,000	5,887,150

				129,637,055

Indiana-0.23%
Indianapolis Local Public Improvement Bond Bank, Series 2010 A-2, RB	5.85%	01/15/2030	1,000	1,148,092
Indianapolis Local Public Improvement Bond Bank, Series 2010 B-2, RB	5.97%	01/15/2030	3,500	4,019,071

				5,167,163

Kansas-0.14%
Kansas (State of) Department of Transportation, Series 2010, RB	4.60%	09/01/2035	1,560	1,850,012
Kansas (State of) Development Finance Authority, Series 2021 K, RB, (INS - BAM)(a)	2.77%	05/01/2051	1,500	1,400,942

				3,250,954

Kentucky-0.23%
Kenton (County of), KY Airport Board, Series 2019, RB	4.69%	01/01/2049	1,000	1,068,484
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.12%	07/01/2049	2,000	1,924,794
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.22%	07/01/2053	2,000	1,938,866
Louisville (City of) & Jefferson (County of), KY Metropolitan Government, Series 2009, GO Bonds	5.45%	11/15/2027	200	234,100

				5,166,244

Louisiana-1.80%
Louisiana (State of), Series 2020 A-2, Ref. RB	2.23%	05/01/2036	2,000	1,848,912
Louisiana (State of), Series 2020 A-2, Ref. RB	2.53%	05/01/2041	3,000	2,758,264
Louisiana (State of), Series 2020 C-1, Ref. GO Bonds	1.86%	06/01/2032	3,000	2,866,447
Louisiana (State of) Energy & Power Authority (Unit No. 1), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.17%	06/01/2040	1,500	1,440,124
Louisiana (State of) Energy & Power Authority (Unit No. 1), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.25%	06/01/2044	1,000	945,950
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority, Series 2020, Ref. RB, (INS - AGM)(a)	2.59%	02/01/2043	9,225	8,259,618
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority, Series 2020, Ref. RB, (INS - AGM)(a)	2.64%	02/01/2048	9,000	7,828,190

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
Louisiana (State of) Public Facilities Authority (LA Children’s Medical Center), Series 2020, RB, (INS - AGM)(a)	2.28%	06/01/2030	$10,000	$9,810,487
Louisiana (State of) Transportation Authority, Series 2021 A, Ref. RB	3.08%	08/15/2043	1,000	971,318
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.84%	06/01/2041	1,400	1,313,876
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.89%	12/01/2041	1,500	1,400,766
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.94%	06/01/2045	870	800,915
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.99%	12/01/2045	850	784,412

				41,029,279

Maine-0.04%
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 B, Ref. RB, (INS - AGM)(a)	3.12%	07/01/2043	1,000	984,946

Maryland-1.01%
Baltimore (City of), MD (Wastewater), Series 2020 A, Ref. RB	0.70%	07/01/2024	1,125	1,100,328
Baltimore (City of), MD (Wastewater), Series 2020 A, Ref. RB	0.85%	07/01/2025	1,000	969,929
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	0.70%	07/01/2024	1,000	978,069
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	0.85%	07/01/2025	1,500	1,454,893
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.14%	07/01/2026	760	737,134
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.34%	07/01/2027	1,000	967,197
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.58%	07/01/2028	605	586,715
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	2.81%	07/01/2040	1,000	981,453
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	2.86%	07/01/2043	1,345	1,285,173
Baltimore (County of), MD, Series 2010 C, GO Bonds	4.45%	11/01/2026	5,000	5,553,459
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.36%	08/01/2023	500	491,943
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.53%	08/01/2024	500	483,806
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.81%	08/01/2025	500	479,681
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.91%	08/01/2026	715	678,987
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.25%	08/01/2027	1,000	952,240
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.30%	08/01/2028	1,000	941,959
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.64%	08/01/2029	1,000	952,202
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.69%	08/01/2030	500	472,294
Maryland (State of) Transportation Authority, Series 2010 B, RB	5.60%	07/01/2030	1,200	1,428,180
Maryland Economic Development Corp. (Seagirt Marine Terminal), Series 2019, RB	4.75%	06/01/2042	1,500	1,559,378

				23,055,020

Massachusetts-2.52%
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds	4.48%	05/01/2024	4,300	4,546,387
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds	4.91%	05/01/2029	7,765	8,999,964
Massachusetts (Commonwealth of), Series 2010 D, GO Bonds	4.50%	08/01/2031	2,000	2,294,605
Massachusetts (Commonwealth of), Series 2020 C, Ref. GO Bonds	0.39%	07/01/2022	4,000	3,997,016
Massachusetts (Commonwealth of), Series 2020 C, Ref. GO Bonds	0.51%	07/01/2023	2,000	1,978,219
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	0.70%	11/01/2025	2,000	1,916,560
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	0.99%	11/01/2026	1,000	952,266
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.14%	11/01/2027	3,000	2,845,508
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.37%	11/01/2028	2,500	2,365,845
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.67%	11/01/2031	2,000	1,859,358
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.87%	11/01/2033	2,000	1,855,403
Massachusetts (Commonwealth of) (Green Bonds), Series 2016 F, GO Bonds	3.28%	06/01/2046	1,500	1,537,959
Massachusetts (State of) Bay Transportation Authority, Series 2010, RB	5.87%	07/01/2040	2,000	2,684,528
Massachusetts (State of) Clean Water Trust (The), Series 2010, RB	5.19%	08/01/2040	1,110	1,270,490
Massachusetts (State of) College Building Authority, Series 2009 C, RB	5.83%	05/01/2030	5,000	5,981,918
Massachusetts (State of) Development Finance Agency (Wellforce, Inc.), Series 2020 D, RB, (INS - AGM)(a)	3.52%	10/01/2046	5,000	4,743,976
Massachusetts (State of) Port Authority, Series 2021 C, Ref. RB	2.72%	07/01/2042	1,200	1,114,902
Massachusetts (State of) Port Authority, Series 2021 C, Ref. RB	2.87%	07/01/2051	525	486,729
Massachusetts (State of) School Building Authority, Series 2009, RB	5.72%	08/15/2039	450	602,827

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
University of Massachusetts Building Authority, Series 2010 2, RB	4.55%	11/01/2025	$1,500	$1,633,973
University of Massachusetts Building Authority, Series 2021 2, Ref. RB	2.65%	11/01/2036	3,805	3,797,254

				57,465,687

Michigan-1.28%
Great Lakes Water Authority, Series 2020 B, Ref. RB, (INS - AGM)(a)	2.62%	07/01/2036	8,800	8,715,006
Macomb (County of), MI, Series 2020, Ref. GO Bonds	1.67%	11/01/2029	3,000	2,887,098
Michigan (State of) Building Authority, Series 2020, Ref. RB	2.71%	10/15/2040	4,000	3,797,458
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	0.34%	09/01/2022	1,000	997,306
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	0.54%	09/01/2023	1,000	985,238
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	0.80%	09/01/2024	500	486,250
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.12%	09/01/2025	250	241,751
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.27%	09/01/2026	500	479,701
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.53%	09/01/2027	500	479,439
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.68%	09/01/2028	1,000	955,258
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.88%	09/01/2029	500	479,082
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	2.03%	09/01/2030	1,000	961,276
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	2.13%	09/01/2031	1,000	960,220
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	3.23%	09/01/2047	2,000	1,967,772
University of Michigan, Series 2010 A, RB	5.51%	04/01/2030	250	296,621
University of Michigan, Series 2020 B, RB	1.67%	04/01/2030	1,050	1,004,799
Western Michigan University, Series 2021 B, Ref. RB, (INS - AGM)(a)	2.88%	11/15/2043	3,500	3,340,928

				29,035,203

Minnesota-0.14%
Western Minnesota Municipal Power Agency, Series 2019 A, Ref. RB	3.23%	01/01/2046	3,000	3,091,049

Mississippi-1.86%
Medical Center Educational Building Corp. (Captial Improvement), Series 2020, Ref. RB	2.92%	06/01/2041	4,000	3,782,611
Mississippi (State of), Series 2009 D, GO Bonds	5.54%	10/01/2029	2,899	3,295,319
Mississippi (State of), Series 2010, GO Bonds	5.25%	11/01/2034	1,000	1,200,815
Mississippi (State of), Series 2020 A, Ref. GO Bonds	0.94%	11/01/2026	14,500	13,858,381
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.04%	11/01/2027	5,000	4,750,046
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.63%	11/01/2031	7,500	7,103,633
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.73%	11/01/2032	7,000	6,593,798
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.78%	11/01/2033	2,000	1,864,737

				42,449,340

Missouri-1.91%
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport), Series 2020, Ref. RB	0.89%	03/01/2022	3,000	3,000,000
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport), Series 2020, Ref. RB	1.08%	03/01/2023	3,390	3,369,031
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport), Series 2020, Ref. RB	1.30%	03/01/2024	2,815	2,767,002
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport), Series 2020, Ref. RB	1.40%	03/01/2025	3,000	2,914,595
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2019 B, RB	4.20%	10/01/2049	5,000	5,887,590
Missouri (State of) Highway & Transportation Commission, Series 2009 C, RB	4.96%	05/01/2023	2,250	2,343,395
Missouri (State of) Highway & Transportation Commission, Series 2009 C, RB	5.06%	05/01/2024	6,000	6,404,499
Missouri (State of) Highway & Transportation Commission, Series 2010 B, RB	5.02%	05/01/2025	1,000	1,086,778
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street), Series 2009 A, RB .	6.89%	01/01/2042	10,000	14,487,770
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street), Series 2010 A, RB .	7.60%	01/01/2032	1,000	1,291,818

				43,552,478

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Montana-0.13%
Montana (State of) Facility Finance Authority (Benefis Health Systems Obligated Group), Series 2021 B, RB	3.25%	08/15/2051	$1,500	$1,462,296
Montana (State of) Facility Finance Authority (Billings Clinic Obligated Group), Series 2021, RB	3.00%	08/15/2051	1,500	1,453,430

				2,915,726

Nebraska-0.26%
University of Nebraska Facilities Corp., Series 2019 A, Ref. RB	3.04%	10/01/2049	6,000	5,982,060

Nevada-0.37%
Clark (County of), NV, Series 2010 A, GO Bonds	6.55%	07/01/2030	1,500	1,807,027
Clark (County of), NV, Series 2010 A, GO Bonds	6.75%	07/01/2038	1,620	2,269,298
Washoe (County of), NV (Streets & Highways), Series 2010 H, RB	7.45%	02/01/2040	3,000	4,254,673

				8,330,998

New Hampshire-0.52%
New Hampshire (State of) Business Finance Authority (Birmingham Care Center), Series 2021, RB	3.78%	01/01/2036	4,200	4,160,564
New Hampshire (State of) Business Finance Authority (Butler Health Care Center), Series 2020, RB	3.28%	10/01/2037	2,960	2,749,100
New Hampshire (State of) Business Finance Authority (Lease), Series 2021, Ref. RB	3.30%	04/01/2032	3,000	2,825,459
New Hampshire (State of) Business Finance Authority (VA Eugene Health Care Center), Series 2020, Ref. RB	3.18%	01/01/2036	1,980	1,862,082
New Hampshire (State of) Turnpike System, Series 2009, RB	6.01%	11/01/2039	250	337,357

				11,934,562

New Jersey-3.13%
Camden (County of), NJ Improvement Authority (The) (County Capital Program), Series 2009 A, RB	6.18%	01/15/2027	425	470,720
New Jersey (State of) Educational Facilities Authority (New Jersey City University), Series 2010 G, RB	6.19%	07/01/2040	3,000	3,007,305
New Jersey (State of) Educational Facilities Authority (New Jersey City University), Series 2021, Ref. RB, (INS - AGM)(a)	4.43%	07/01/2051	2,000	2,161,358
New Jersey (State of) Educational Facilities Authority (Seton Hall University), Series 2020 D, RB, (INS - AGM)(a)	3.96%	07/01/2048	1,400	1,438,808
New Jersey (State of) Educational Facilities Authority (The College of New Jersey), Series 2020, Ref. RB, (INS - AGM)(a)	3.61%	07/01/2050	10,000	10,227,775
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 B, RB	6.56%	12/15/2040	7,455	10,249,636
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 C, RB	5.75%	12/15/2028	1,990	2,277,206
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	0.90%	01/01/2025	500	485,894
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.05%	01/01/2026	7,725	7,441,930
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.28%	01/01/2027	500	480,652
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.48%	01/01/2028	230	220,491
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.71%	01/01/2029	250	239,582
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.81%	01/01/2030	500	477,195
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.86%	01/01/2031	500	473,131
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	2.78%	01/01/2040	1,000	920,274
New Jersey Institute of Technology, Series 2020 B, Ref. RB	3.42%	07/01/2042	6,955	7,055,142
Passaic (County of), NJ Improvement Authority, Series 2010, RB	6.54%	08/01/2031	1,000	1,003,289
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.57%	12/15/2029	500	639,187
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.82%	12/15/2039	500	763,545
Rutgers The State University of New Jersey, Series 2010, RB	5.55%	05/01/2029	905	1,023,703
Rutgers The State University of New Jersey, Series 2019 R, Ref. RB	3.27%	05/01/2043	3,500	3,517,447
Rutgers The State University of New Jersey, Series 2020 S, Ref. RB	2.56%	05/01/2040	6,000	5,599,516
Rutgers The State University of New Jersey, Series 2020 S, Ref. RB	2.68%	05/01/2046	5,000	4,560,631
South Jersey Port Corp., Series 2009, RB	7.37%	01/01/2040	5,000	6,488,250

				71,222,667

New York-14.01%
Long Island (City of), NY Power Authority, Series 2020 C, Ref. RB	0.76%	03/01/2023	5,250	5,235,497
Long Island (City of), NY Power Authority, Series 2021 C, Ref. RB	0.36%	03/01/2023	3,000	2,979,690

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Metropolitan Transportation Authority, Series 2009, RB	5.87%	11/15/2039	$335	$415,768
Metropolitan Transportation Authority, Series 2009, RB	7.34%	11/15/2039	2,015	3,093,619
Metropolitan Transportation Authority, Series 2010 A2, RB	6.09%	11/15/2040	2,500	3,331,805
Metropolitan Transportation Authority, Series 2010 E, RB	6.81%	11/15/2040	6,525	9,014,473
Metropolitan Transportation Authority, Series 2010, RB	6.65%	11/15/2039	1,800	2,387,118
Metropolitan Transportation Authority, Series 2010, RB	6.67%	11/15/2039	7,250	9,654,214
Metropolitan Transportation Authority, Series 2010, RB	6.69%	11/15/2040	3,745	5,127,079
Monroe County Industrial Development Corp. (University of Rochester), Series 2020, RB	2.85%	07/01/2050	3,000	2,804,330
New York & New Jersey (States of) Port Authority, Series 2011, RB	4.93%	10/01/2051	5,485	6,955,298
New York & New Jersey (States of) Port Authority, Series 2012, RB	4.46%	10/01/2062	8,200	9,851,549
New York & New Jersey (States of) Port Authority, Series 2020 AAA, RB	1.09%	07/01/2023	23,945	23,862,957
New York & New Jersey (States of) Port Authority, Series 2021, RB	3.14%	02/15/2051	2,000	1,889,350
New York & New Jersey (States of) Port Authority, Series 2021, RB	3.18%	07/15/2060	7,500	7,005,375
New York (City of), NY, Series 2010 D-1, GO Bonds	5.99%	12/01/2036	1,500	1,923,002
New York (City of), NY, Series 2010 G-1, GO Bonds	5.97%	03/01/2036	8,495	11,173,298
New York (City of), NY, Series 2010 H-1, GO Bonds	5.65%	06/01/2027	1,000	1,115,924
New York (City of), NY, Series 2010 H-1, GO Bonds	5.85%	06/01/2040	5,000	6,757,873
New York (City of), NY, Series 2011 F-1, GO Bonds	6.27%	12/01/2037	7,920	10,853,874
New York (City of), NY, Series 2020 D-3, GO Bonds	2.22%	03/01/2035	6,930	6,401,813
New York (City of), NY, Series 2021 D, Ref. GO Bonds	1.92%	08/01/2031	2,000	1,885,359
New York (City of), NY, Series 2021 D, Ref. GO Bonds	2.02%	08/01/2032	2,000	1,874,822
New York (City of), NY, Series 2021 D, Ref. GO Bonds	2.12%	08/01/2033	6,875	6,419,449
New York (City of), NY, Series 2021 D, Ref. GO Bonds	2.17%	08/01/2034	4,000	3,707,936
New York (City of), NY, Series 2021 D, Ref. GO Bonds	2.22%	08/01/2035	3,000	2,757,404
New York (City of), NY, Series 2021 D, Ref. GO Bonds	2.42%	08/01/2036	3,140	2,927,115
New York (City of), NY, Subseries 2019 A-2, GO Bonds	2.13%	08/01/2024	15,000	15,114,498
New York (City of), NY, Subseries 2019 A-2, GO Bonds	2.63%	08/01/2028	10,000	10,243,277
New York (City of), NY Educational Construction Fund, Series 2010 A, RB	6.00%	04/01/2035	2,000	2,589,039
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	2.68%	03/01/2033	2,000	1,982,111
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	2.73%	03/01/2034	3,000	2,963,315
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	2.78%	03/01/2035	3,000	2,942,618
New York (City of), NY Municipal Water Finance Authority, Series 2010 GG, RB	5.72%	06/15/2042	4,460	6,185,041
New York (City of), NY Transitional Finance Authority, Series 2010, RB	5.51%	08/01/2037	1,575	1,975,840
New York (City of), NY Transitional Finance Authority, Series 2011 S-1B, RB	6.83%	07/15/2040	3,785	5,253,204
New York (City of), NY Transitional Finance Authority, Series 2019 B-2, RB	2.11%	11/01/2024	5,000	5,034,172
New York (State of) Dormitory Authority, Series 2009 F, RB	5.29%	03/15/2025	200	219,451
New York (State of) Dormitory Authority, Series 2010 C, RB	4.90%	02/15/2023	1,400	1,447,940
New York (State of) Dormitory Authority, Series 2010 D, RB	5.00%	03/15/2024	2,100	2,235,841
New York (State of) Dormitory Authority, Series 2010 D, RB	5.50%	03/15/2030	2,760	3,136,876
New York (State of) Dormitory Authority, Series 2010 H, RB	5.29%	03/15/2033	1,345	1,570,570
New York (State of) Dormitory Authority, Series 2010 H, RB	5.39%	03/15/2040	1,800	2,299,156
New York (State of) Dormitory Authority, Series 2019 B, Ref. RB	3.14%	07/01/2043	2,000	1,994,222
New York (State of) Dormitory Authority, Series 2020 F, Ref. RB	3.19%	02/15/2043	5,000	5,066,263
New York (State of) Dormitory Authority, Series 2021 B, Ref. RB	0.58%	03/15/2024	500	487,752
New York (State of) Dormitory Authority, Series 2021 B, Ref. RB	1.06%	03/15/2025	500	485,593
New York (State of) Dormitory Authority, Series 2021 B, Ref. RB	1.26%	03/15/2026	2,000	1,932,869
New York (State of) Dormitory Authority, Series 2021 C, RB	0.49%	03/15/2024	1,000	973,733
New York (State of) Dormitory Authority, Series 2021 C, RB	0.89%	03/15/2025	1,000	966,060
New York (State of) Dormitory Authority, Series 2021 C, RB	1.19%	03/15/2026	1,000	963,549
New York (State of) Dormitory Authority, Series 2021 C, RB	1.54%	03/15/2027	1,000	967,793
New York (State of) Dormitory Authority, Series 2021 C, RB	1.75%	03/15/2028	1,000	967,775
New York (State of) Dormitory Authority, Series 2021 C, RB	1.95%	03/15/2029	1,000	973,455
New York (State of) Dormitory Authority, Series 2021 C, RB	2.05%	03/15/2030	1,000	969,869
New York (State of) Dormitory Authority, Series 2021 C, RB	2.15%	03/15/2031	1,000	967,640
New York (State of) Dormitory Authority, Series 2021 C, RB	2.25%	03/15/2032	1,000	963,924

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2021 C, RB	2.20%	03/15/2034	$1,000	$949,608
New York (State of) Dormitory Authority (General Purpose), Series 2020 F, Ref. RB	3.03%	02/15/2033	6,970	7,121,434
New York (State of) Dormitory Authority (New York University), Series 2018 B, RB	4.85%	07/01/2048	5,000	5,566,165
New York (State of) Dormitory Authority (New York University), Series 2020 B, Ref. RB	2.77%	07/01/2043	5,000	4,685,705
New York (State of) Dormitory Authority (New York University) (Green Bonds), Series 2019, RB .	4.01%	07/01/2049	3,000	3,439,424
New York (State of) Thruway Authority, Series 2019 M, Ref. RB	2.90%	01/01/2035	5,000	5,036,994
New York City Housing Development Corp. (Sustainability Bonds), Series 2021 B, RB	2.95%	11/01/2041	5,000	4,832,033
New York State Environmental Facilities Corp., Series 2010, RB	5.71%	06/15/2030	1,000	1,234,174
New York State Urban Development Corp., Series 2010 B, RB	5.84%	03/15/2040	2,000	2,520,002
New York State Urban Development Corp., Series 2020 F, Ref. RB	1.80%	03/15/2031	5,000	4,685,389
New York State Urban Development Corp., Series 2020 F, Ref. RB	1.90%	03/15/2032	5,000	4,682,403
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.02%	07/01/2024	2,000	1,982,828
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.12%	01/01/2025	2,750	2,711,585
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.22%	07/01/2025	2,500	2,461,427
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.27%	01/01/2026	2,000	1,965,043
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.32%	07/01/2026	1,000	981,308
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.42%	07/01/2027	2,000	1,963,572
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.47%	07/01/2028	3,000	2,928,359
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.57%	07/01/2029	2,000	1,948,834
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.67%	07/01/2030	1,000	976,612
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020 B, Ref. RB	1.61%	12/01/2022	1,100	1,100,601
Triborough Bridge & Tunnel Authority, Series 2009 B, RB	5.50%	11/15/2039	2,715	3,628,631
Triborough Bridge & Tunnel Authority, Series 2010, RB	5.45%	11/15/2032	2,280	2,824,654
Westchester County Local Development Corp. (Sarah Lawrence College), Series 2020 A, Ref. RB	6.25%	06/01/2050	4,000	4,798,748
Westchester Local Development Corp. (Westchester Medical Center Obligated Group), Series 2020, Ref. RB, (INS - AGM)(a)	3.85%	11/01/2050	7,750	8,054,711
Western Nassau County Water Authority, Series 2010 B, RB	6.70%	04/01/2040	500	714,555

				319,074,236

Ohio-3.00%
American Municipal Power, Inc., Series 2009 B, RB	6.45%	02/15/2044	2,000	2,853,330
American Municipal Power, Inc. (Combined Hydroelectric), Series 2010 B, RB	8.08%	02/15/2050	9,930	17,566,616
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 B, RB	7.50%	02/15/2050	3,395	5,349,308
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 E, RB	6.27%	02/15/2050	2,015	2,786,137
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2009 C, RB	6.05%	02/15/2043	8,005	11,171,743
Buckeye Tobacco Settlement Financing Authority, Series 2020 A-1, Ref. RB	1.65%	06/01/2023	7,500	7,503,963
Columbus (City of), OH Regional Airport Authority, Series 2019, RB	4.20%	12/15/2048	1,000	1,049,241
Cuyahoga (County of), OH, Series 2010, RB	8.22%	02/15/2040	1,000	1,414,752
Franklin (County of), OH (Nationwide Children’s Hospital), Series 2019 B, RB	3.38%	11/01/2050	8,000	8,133,361
Franklin (County of), OH Convention Facilities Authority, Series 2010, RB	6.39%	12/01/2030	1,000	1,206,468
Franklin (County of), OH Convention Facilities Authority, Series 2010, RB	6.54%	12/01/2036	1,070	1,403,670
JobsOhio Beverage System, Series 2020 A, Ref. RB	2.83%	01/01/2038	2,000	1,958,413
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	3.70%	01/01/2043	1,000	1,094,230
Ohio State University (The), Series 2020, Ref. RB	3.02%	12/01/2050	5,000	4,708,730

				68,199,962

Oklahoma-0.26%
Oklahoma (State of) Municipal Power Authority, Series 2021 B, Ref. RB, (INS - AGM)(a)	2.80%	01/01/2041	1,000	955,578
Oklahoma (State of) Turnpike Authority, Series 2020 B, Ref. RB	0.63%	01/01/2023	1,500	1,493,737

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma-(continued)
Oklahoma (State of) Turnpike Authority, Series 2020 B, Ref. RB	0.80%	01/01/2024	$2,000	$1,969,589
Oklahoma (State of) Turnpike Authority, Series 2020 B, Ref. RB	0.90%	01/01/2025	1,500	1,457,970

				5,876,874

Oregon-1.34%
Metro, Series 2019, GO Bonds	3.25%	06/01/2028	10,000	10,734,594
Morrow (Port of), OR (Bonneville Cooperation Project No. 4), Series 2016, RB	2.99%	09/01/2036	4,000	3,993,956
Oregon (State of), Series 2003, GO Bonds	5.89%	06/01/2027	2,000	2,249,493
Oregon (State of) Department of Transportation, Series 2010, RB	5.83%	11/15/2034	1,000	1,324,210
Oregon (State of) Department of Transportation, Series 2020 B, Ref. RB	1.66%	11/15/2031	4,000	3,744,027
Oregon (State of) Facilities Authority (Willamette University), Series 2021 B, RB	4.10%	10/01/2041	1,000	1,014,313
Oregon State University, Series 2019, RB	4.05%	04/01/2052	6,000	6,398,152
Portland (Port of), OR (Portland International Airport), Series 2019, RB	4.24%	07/01/2049	1,000	1,039,365

				30,498,110

Pennsylvania-3.13%
Allegheny (County of), PA, Series 2020 C-79, Ref. GO Bonds	2.09%	11/01/2033	18,000	17,087,801
Commonwealth Financing Authority, Series 2010 C2, RB	5.59%	06/01/2030	2,000	2,333,575
Commonwealth Financing Authority, Series 2019 A, RB	3.81%	06/01/2041	5,000	5,440,107
Commonwealth Financing Authority, Series 2019 A, RB, (INS - AGM)(a)	3.66%	06/01/2038	10,000	10,710,218
Erie (City of), PA Water Authority, Series 2020, RB, (INS - AGM)(a)	3.46%	06/01/2060	3,140	3,223,326
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.23%	12/01/2050	2,700	2,610,480
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.48%	12/01/2055	4,000	4,020,189
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.63%	12/01/2059	4,500	4,569,969
Pennsylvania (Commonwealth of), Series 2010 B, GO Bonds	4.65%	02/15/2026	4,060	4,350,563
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2010, RB	6.14%	04/01/2030	1,000	1,203,563
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2020, Ref. RB	3.44%	12/01/2043	3,000	3,052,110
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009, RB	6.11%	12/01/2039	1,443	1,997,001
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 A, Ref. RB	3.42%	12/01/2041	5,000	5,095,263
Philadelphia (City of), PA Authority for Industrial Development, Series 2021, Ref. RB	0.94%	04/15/2024	750	734,836
Philadelphia (City of), PA Authority for Industrial Development, Series 2021, Ref. RB	1.43%	04/15/2025	500	488,776
Philadelphia (City of), PA Authority for Industrial Development, Series 2021, Ref. RB	1.63%	04/15/2026	500	486,277
School District of Philadelphia (The), Series 2010, GO Bonds	6.62%	06/01/2030	1,000	1,220,737
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2017 C, Ref. RB	3.01%	09/15/2041	2,750	2,712,302

				71,337,093

South Carolina-1.74%
Charleston Educational Excellence Finance Corp., Series 2020, Ref. RB	1.42%	12/01/2027	10,000	9,630,908
South Carolina (State of) Jobs-Economic Development Authority, Series 2020, RB, (INS - AGM)(a)	2.73%	07/01/2030	10,000	10,021,665
South Carolina (State of) Public Service Authority, Series 2010 C, RB	6.45%	01/01/2050	9,050	13,578,016
South Carolina (State of) Public Service Authority, Series 2016 D, RB, (INS - AGM)(a)	2.39%	12/01/2023	1,355	1,371,511
South Carolina Student Loan Corp., Series 2020, RB	3.59%	12/01/2039	5,000	4,916,684

				39,518,784

Tennessee-0.23%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Vanderbilt University), Seris 2016 B, RB	4.05%	07/01/2026	1,000	1,072,967
Nashville & Davidson (Counties of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.39%	07/01/2030	250	232,623
Nashville & Davidson (Counties of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.49%	07/01/2031	100	92,766
Nashville & Davidson (Counties of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.59%	07/01/2032	125	115,345
Nashville & Davidson (Counties of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.79%	07/01/2034	200	183,649
Nashville (City of) & Davidson (County of), TN Metropolitan Government (Vanderbilt University Medical Center), Series 2021 B, RB	3.24%	07/01/2052	2,500	2,443,983
Tennessee (State of) School Bond Authority, Series 2021 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	0.17%	11/01/2022	1,000	995,354

				5,136,687

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-10.04%
Austin (City of), TX, Series 2021, Ref. RB, (INS - AGM)(a)	2.86%	11/15/2042	$2,585	$2,539,480
Board of Regents of the University of Texas System, Series 2020 B, RB	2.44%	08/15/2049	7,500	6,781,073
Board of Regents of The University of Texas System, Series 2010 C, RB	4.64%	08/15/2030	10,000	11,527,914
Channelview Independent School District, Series 2010 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.93%	08/15/2035	2,000	2,006,944
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2019 A, Ref. RB	1.94%	11/01/2023	5,800	5,841,439
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	1.33%	11/01/2025	3,250	3,161,093
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	1.65%	11/01/2026	2,400	2,337,005
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	2.92%	11/01/2050	7,000	6,871,131
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	0.63%	11/01/2023	1,705	1,680,707
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.01%	11/01/2024	2,000	1,953,685
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.30%	11/01/2025	1,000	971,452
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.53%	11/01/2026	1,000	968,291
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.73%	11/01/2027	1,000	967,127
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.93%	11/01/2028	750	724,382
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.04%	11/01/2029	2,000	1,923,377
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.14%	11/01/2030	2,000	1,919,078
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.74%	11/01/2035	15,000	14,518,899
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.87%	11/01/2037	1,500	1,439,169
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.84%	11/01/2046	2,500	2,377,907
Dallas (City of), TX Independent School District, Series 2010 C, GO Bonds, (CEP - Texas Permanent School Fund)	6.45%	02/15/2035	5,170	5,604,832
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2024	1,000	1,059,181
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2025	250	268,620
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2026	1,000	1,094,157
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2027	250	277,193
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2028	1,000	1,123,699
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2029	500	568,511
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	1.94%	08/15/2030	1,000	989,028
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.01%	08/15/2031	1,000	987,328
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.09%	08/15/2032	250	246,351
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.19%	08/15/2034	250	244,671
Dallas Convention Center Hotel Development Corp., Series 2009, RB	7.09%	01/01/2042	2,780	3,812,968

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Denison Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.74%	08/01/2041	$10,000	$9,581,105
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 B, Ref. RB, (INS - AGM)(a)	3.71%	11/15/2056	4,000	4,103,436
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 C, Ref. RB, (INS - AGM)(a)	3.86%	11/15/2040	2,255	2,373,065
Houston (City of), TX, Series 2020 C, Ref. RB	1.82%	07/01/2027	6,050	5,877,234
North Texas Tollway Authority, Series 2009, RB	6.72%	01/01/2049	1,700	2,659,115
North Texas Tollway Authority, Series 2020, Ref. RB	3.08%	01/01/2042	500	484,408
North Texas Tollway Authority, Series 2021, Ref. RB	3.01%	01/01/2043	1,000	964,383
San Antonio (City of), TX, Series 2020, Ref. GO Bonds	0.48%	02/01/2023	13,000	12,930,637
San Antonio (City of), TX, Series 2020, Ref. GO Bonds	0.84%	02/01/2025	10,000	9,736,564
San Antonio Education Facilities Corp. (Trinity University), Series 2020, Ref. RB	3.24%	06/01/2050	10,000	9,912,648
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group), Series 2021, Ref. RB, (INS - AGM)(a)	3.29%	09/01/2040	500	509,849
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group), Series 2021, Ref. RB, (INS - AGM)(a)	3.42%	09/01/2050	1,000	1,012,414
Texas (State of), Series 2009, GO Bonds	5.52%	04/01/2039	9,680	13,101,432
Texas (State of), Series 2021 A, Ref. GO Bonds	0.51%	10/01/2023	1,000	986,957
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2025	1,000	1,112,154
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2026	1,450	1,653,660
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2027	3,175	3,706,384
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2028	3,250	3,853,198
Texas (State of), Series 2021 A, Ref. GO Bonds	4.00%	10/01/2029	1,790	2,030,614
Texas (State of), Series 2021 A, Ref. GO Bonds	1.84%	10/01/2030	1,780	1,737,895
Texas (State of), Series 2021 A, Ref. GO Bonds	1.94%	10/01/2031	1,595	1,555,386
Texas (State of), Series 2021 B, Ref. GO Bonds	0.51%	10/01/2023	1,000	986,957
Texas (State of), Series 2021 B, Ref. GO Bonds	0.79%	10/01/2024	1,000	978,126
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2025	1,000	1,112,155
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2026	1,570	1,790,514
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2027	2,780	3,245,274
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2028	1,685	1,997,735
Texas (State of), Series 2021 B, Ref. GO Bonds	3.00%	10/01/2029	3,655	3,891,158
Texas (State of), Series 2021 B, Ref. GO Bonds	1.84%	10/01/2030	4,200	4,100,651
Texas (State of), Series 2021 B, Ref. GO Bonds	1.94%	10/01/2031	1,000	975,164
Texas (State of), Series 2021 B, Ref. GO Bonds	2.04%	10/01/2032	1,570	1,531,123
Texas (State of), Series 2021 B, Ref. GO Bonds	2.14%	10/01/2033	1,000	976,252
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB	3.03%	08/15/2041	2,000	1,903,831
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB	5.03%	04/01/2026	2,000	2,160,899
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB	5.18%	04/01/2030	11,715	13,620,104
Texas A&M University, Series 2019 A, RB	4.20%	05/15/2048	2,500	2,760,273
Texas A&M University, Series 2019 B, Ref. RB	2.62%	05/15/2029	3,000	3,086,107
Texas A&M University, Series 2021 B, RB	2.81%	05/15/2041	1,000	980,226
Uptown Development Authority, Series 2021 B, RB, (INS - AGM)(a)	3.46%	09/01/2040	1,160	1,178,496
Waco Educational Finance Corp. (Baylor University), Series 2020, Ref. RB	2.84%	03/01/2040	5,000	4,757,770

				228,702,045

Utah-0.82%
Salt Lake (County of), UT Municipal Building Authority, Series 2009, RB	5.82%	12/01/2029	500	601,842
Utah (State of), Series 2009 D, GO Bonds	4.55%	07/01/2024	420	436,081
Utah (State of), Series 2010 B, GO Bonds	3.54%	07/01/2025	2,355	2,425,180
Utah (State of) Transit Authority, Series 2009 B, RB	5.94%	06/15/2039	1,815	2,433,351
Utah (State of) Transit Authority (Green Bonds), Series 2021, Ref. RB	1.72%	12/15/2027	4,000	3,934,498
Utah (State of) Transit Authority (Green Bonds), Series 2021, Ref. RB	1.82%	12/15/2028	4,000	3,920,540
Utah (State of) Transit Authority (Green Bonds), Series 2021, Ref. RB	1.94%	12/15/2029	5,000	4,894,238

				18,645,730

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands-0.31%
Virgin Islands (Government of) Water & Power Authority, Series 2010, RB, (INS - AGM)(a)	6.85%	07/01/2035	$5,795	$7,152,258

Washington-2.31%
Benton (County of), WA Public Utility District No. 1, Series 2010, RB	6.55%	11/01/2030	750	964,818
Central Puget Sound Regional Transit Authority, Series 2009 S-2T, RB	5.49%	11/01/2039	1,855	2,475,872
Cowlitz (County of), WA Public Utility District No. 1, Series 2010, RB	6.88%	09/01/2032	6,500	8,549,386
Douglas (County of), WA Public Utility District No. 1, Series 2010 1-B, RB	5.25%	09/01/2030	1,830	2,073,383
Grant (County of), WA Public Utility District No. 2, Series 2010, Ref. RB	5.73%	01/01/2030	2,500	3,043,272
Grant (County of), WA Public Utility District No. 2, Series 2010, Ref. RB	5.83%	01/01/2040	2,750	3,701,642
King (County of), WA, Series 2020 B, Ref. RB	1.30%	01/01/2028	15,990	15,254,543
King (County of), WA, Series 2020 B, Ref. RB	1.46%	01/01/2029	5,915	5,625,182
Seattle (Port of), WA, Series 2017, Ref. RB	3.76%	05/01/2036	500	523,205
Tacoma (City of), WA, Series 2010 B, RB	5.37%	12/01/2030	1,000	1,215,024
Tacoma (City of), WA, Series 2010 B, RB, (INS - AGM)(a)	5.79%	01/01/2032	2,570	3,305,585
University of Washington, Series 2021 B, Ref. RB	2.62%	04/01/2042	2,000	1,864,116
Washington (State of), Series 2010, GO Bonds	5.09%	08/01/2033	2,000	2,367,947
Washington (State of) Biomedical Research Facilities 3, Series 2010 B, RB	6.42%	07/01/2030	1,435	1,736,416

				52,700,391

Wisconsin-1.08%
Wisconsin (State of), Series 2017 A, Ref. RB	3.95%	05/01/2036	3,000	3,202,010
Wisconsin (State of), Series 2019 1, Ref. GO Bonds	2.38%	05/01/2030	7,500	7,602,039
Wisconsin (State of), Series 2020 2, Ref. GO Bonds	1.88%	05/01/2025	2,500	2,503,697
Wisconsin (State of), Series 2020 2, Ref. GO Bonds	2.35%	05/01/2031	1,000	1,009,246
Wisconsin (State of), Series 2020 A, Ref. RB	2.50%	05/01/2032	2,000	2,016,882
Wisconsin (State of), Series 2021, Ref. GO Bonds	0.21%	05/01/2023	1,000	988,548
Wisconsin (State of), Series 2021, Ref. GO Bonds	0.36%	05/01/2024	1,000	972,743
Wisconsin (State of), Series 2021, Ref. GO Bonds	0.65%	05/01/2025	1,500	1,445,988
Wisconsin (State of), Series 2021, Ref. GO Bonds	0.80%	05/01/2026	1,000	955,816
Wisconsin (State of) Center District, Series 2020 B, Ref. RB, (INS - AGM)(a)	4.17%	12/15/2050	2,000	2,129,532
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, RB, (INS - AGM)(a)	3.09%	06/01/2050	2,000	1,821,452

				24,647,953

Total Municipal Obligations (Cost $2,138,073,340)				2,189,148,082

U.S. Dollar Denominated Bonds & Notes-2.11%
California-0.64%
Claremont Mckenna College, Series 2019	3.38%	01/01/2050	7,500	7,758,762
Pepperdine University, Series 2020	3.30%	12/01/2059	5,000	4,910,993
University of Southern California, Series A	3.23%	10/01/2120	2,000	1,872,920

				14,542,675

Connecticut-0.18%
Wesleyan University, Series 2020	3.37%	07/01/2050	4,000	3,999,880

District of Columbia-0.13%
Association of American Medical Colleges, Series 2020	3.32%	10/01/2041	3,000	2,956,783

Maine-0.08%
President & Trustees of Colby College (The)	3.20%	07/01/2054	2,000	1,907,541

Massachusetts-0.17%
Whitehead Institute for Biomedical Research, Series 2020	3.28%	12/01/2050	4,000	3,838,978

Minnesota-0.10%
Mayo Clinic, Series 2016	4.13%	11/15/2052	2,000	2,306,628

New Hampshire-0.09%
Trustees of Dartmouth College	3.47%	06/01/2046	2,000	2,032,875

New York-0.58%
Ford Foundation (The), Series 2020	2.82%	06/01/2070	5,000	4,643,606

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Montefiore Medical Center	2.90%	04/20/2032	$1,045	$1,048,789
Montefiore Obligated Group	3.79%	09/01/2050	7,000	7,514,890

				13,207,285

Texas-0.14%
Baylor Scott & White Holdings	3.97%	11/15/2046	3,000	3,307,103

Total U.S. Dollar Denominated Bonds & Notes (Cost $47,544,900)				48,099,748

			Shares
Money Market Funds-0.92%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)(c) (Cost $20,990,146)			20,990,146	20,990,146

TOTAL INVESTMENTS IN SECURITIES(d)-99.17% (Cost $2,206,608,386)				2,258,237,976
OTHER ASSETS LESS LIABILITIES-0.83%				18,879,896

NET ASSETS-100.00%				$2,277,117,872

Investment Abbreviations:

AGM BAM CEP COP GO INS RB Ref.	-Assured Guaranty Municipal Corp. -Build America Mutual Assurance Co. -Credit Enhancement Provider -Certificates of Participation -General Obligation -Insurer -Revenue Bonds -Refunding

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,885,688	$206,430,343	$(200,325,885)	$-	$-	$20,990,146	$3,825

(c) The rate shown is the 7-day SEC standardized yield as of February 28, 2022.

(d)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp	8.81%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2022

(Unaudited)

Portfolio Composition

Revenue Type Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Ad Valorem Property Tax	19.16
College & University Revenue	14.44
Port, Airport & Marina Revenue	9.62
Miscellaneous Revenue	8.32
Electric Power Revenue	6.86
General Fund	6.66
Lease Revenue	5.48
Water Revenue	4.89
Health, Hospital, Nursing Home Revenue	4.71
Sales Tax Revenue	4.47
Highway Tolls Revenue	3.50
Revenue Types Each Less Than 3%	10.14
Money Market Funds Plus Other Assets Less Liabilities	1.75

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

75

Invesco Treasury Collateral ETF (CLTL)

February 28, 2022

(Unaudited)

Schedule of Investments

	Principal Amount	Value
U.S. Treasury Securities-99.86%
U.S. Treasury Bills-47.10%(a)
0.06%–0.20%, 04/28/2022	$2,866,000	$2,865,104
0.30%, 06/02/2022	20,000,000	19,982,692
0.30%, 06/09/2022	15,000,000	14,984,781
0.05%–0.33%, 06/16/2022	50,895,000	50,834,832
0.33%, 06/23/2022	15,000,000	14,979,298
0.34%, 06/30/2022	15,000,000	14,977,976
0.26%–0.39%, 07/07/2022	28,207,000	28,156,336
0.09%–0.42%, 07/14/2022	47,607,000	47,512,783
0.43%, 07/21/2022	20,000,000	19,957,926
0.46%–0.56%, 07/28/2022	16,829,000	16,789,576
0.59%, 08/04/2022	15,000,000	14,961,693
0.62%, 08/11/2022	10,000,000	9,971,577
0.65%, 08/25/2022	9,064,000	9,035,256
0.11%–0.45%, 09/08/2022	4,020,000	4,006,105
0.72%, 12/29/2022	10,000,000	9,927,175
0.76%, 01/26/2023	10,000,000	9,920,123

		288,863,233

U.S. Treasury Notes-52.76%
0.13% - 1.88%, 04/30/2022	26,601,000	26,654,318
1.75% - 2.13%, 05/15/2022	40,889,000	41,018,526
0.13% - 1.88%, 05/31/2022	64,607,000	64,740,262

	Principal Amount	Value
U.S. Treasury Notes-(continued)
1.75%, 06/15/2022	$20,549,000	$20,624,967
0.13% - 2.13%, 06/30/2022	49,179,000	49,318,869
1.75%, 07/15/2022	16,960,000	17,035,845
0.13% - 2.00%, 07/31/2022	60,175,000	60,355,843
1.50% - 1.63%, 08/15/2022	28,472,000	28,597,620
1.88%, 08/31/2022	15,085,000	15,173,175

		323,519,425

Total U.S. Treasury Securities (Cost $612,992,268)		612,382,658

	Shares
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)(c) (Cost $142,601)	142,601	142,601

TOTAL INVESTMENTS IN SECURITIES-99.89% (Cost $613,134,869)		612,525,259
OTHER ASSETS LESS LIABILITIES-0.11%		704,628

NET ASSETS-100.00%		$613,229,887

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,660	$18,073,465	$(17,932,524)	$-	$-	$142,601	$20

(c)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.

Portfolio Composition

Security Type Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

U.S. Treasury Notes	52.76
U.S. Treasury Bills	47.10
Money Market Funds Plus Other Assets Less Liabilities	0.14

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Invesco Variable Rate Preferred ETF (VRP)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-70.45%
Automobiles-0.85%
General Motors Financial Co., Inc.
Series A, 5.75%(b)(c)(d)	$8,435,000	$8,456,256
Series B, 6.50%(b)(c)(d)	4,265,000	4,410,010
Series C, 5.70%(b)(c)(d)	4,198,000	4,382,838

		17,249,104

Banks-32.29%
BAC Capital Trust XIV, Series G, 4.00% (3 mo. USD LIBOR + 0.40%)(b)(d)(e)	4,100,000	3,603,141
Bank of America Corp.
Series AA, 6.10%(c)(d)	16,105,000	16,956,874
Series DD, 6.30%(b)(c)(d)	8,370,000	9,051,151
Series FF, 5.88%(c)(d)	19,919,000	20,466,772
Series JJ, 5.13%(c)(d)	8,425,000	8,535,578
Series MM, 4.30%(c)(d)	9,375,000	9,058,594
Series RR, 4.38%(b)(c)(d)	14,850,000	14,348,070
Series U, 5.20%(b)(c)(d)	8,391,000	8,532,598
Series X, 6.25%(c)(d)	16,965,000	17,728,425
Bank of Montreal (Canada), 4.80%(b)(c)(d) .	4,200,000	4,182,570
Bank of Nova Scotia (The) (Canada)
4.65%(c)(d)	10,650,000	10,239,975
4.90%(c)(d)	10,500,000	10,700,025
Citigroup, Inc.
3.88%(b)(c)(d)	19,480,000	18,603,400
5.90%(b)(c)(d)	6,350,000	6,469,062
Series A, 5.95%(b)(c)(d)	12,760,000	12,919,500
Series D, 5.35%(b)(c)(d)	10,515,000	10,646,437
Series M, 6.30%(c)(d)	14,860,000	15,089,587
Series P, 5.95%(c)(d)	16,962,000	17,619,277
Series V, 4.70%(c)(d)	12,750,000	12,511,575
Series Y, 4.15%(b)(c)(d)	8,400,000	8,032,500
Citizens Financial Group, Inc., Series F, 5.65%(b)(c)(d)	3,330,000	3,471,525
Comerica, Inc., 5.63%(c)(d)	3,350,000	3,492,375
Fifth Third Bancorp
Series H, 5.10%(b)(c)(d)	5,075,000	5,017,906
Series L, 4.50%(c)(d)	2,990,000	3,004,950
Huntington Bancshares, Inc.
Series E, 5.70%(c)(d)	4,229,000	4,178,252
Series F, 5.63%(b)(c)(d)	4,205,000	4,467,812
Series G, 4.45%(b)(c)(d)	4,235,000	4,224,413
JPMorgan Chase & Co.
Series CC, 4.63%(b)(c)(d)	10,575,000	10,110,229
Series FF, 5.00%(b)(c)(d)	19,056,000	19,187,011
Series HH, 4.60%(c)(d)	25,350,000	24,957,075
Series II, 4.00%(b)(c)(d)	12,550,000	11,895,894
Series KK, 3.65%(b)(c)(d)	16,950,000	16,127,925
Series Q, 5.15%(b)(c)(d)	12,770,000	12,897,700
Series R, 6.00%(c)(d)	12,615,000	12,979,258
Series S, 6.75%(b)(c)(d)	16,780,000	17,545,588
Series U, 6.13%(c)(d)	8,553,000	8,854,066
Series V, 3.53% (3 mo. USD LIBOR +
3.32%)(d)(e)	21,144,000	21,038,280
Series W, 1.51% (3 mo. USD LIBOR +
1.00%), 05/15/2047(e)	3,794,000	3,262,081
Series X, 6.10%(c)(d)	13,534,000	14,100,737

	Principal Amount	Value
Banks-(continued)
KeyCorp, Series D, 5.00%(c)(d)	$4,365,000	$4,419,562
M&T Bank Corp.
3.50%(c)(d)	4,250,000	3,888,750
Series E, 6.45%(b)(c)(d)	2,917,000	2,973,517
Series F, 5.13%(b)(c)(d)	4,220,000	4,304,400
Series G, 5.00%(b)(c)(d)	3,375,000	3,349,688
PNC Financial Services Group, Inc. (The)
Series O, 4.00% (3 mo. USD LIBOR + 3.68%)(b)(d)(e)	8,545,000	8,545,796
Series R, 4.85%(c)(d)	4,245,000	4,258,266
Series S, 5.00%(c)(d)	4,400,000	4,474,800
Series T, 3.40%(c)(d)	12,780,000	11,872,620
Regions Financial Corp., Series D, 5.75%(b)(c)(d)	2,931,000	3,062,895
SVB Financial Group
4.10%(c)(d)	6,450,000	5,833,831
Series C, 4.00%(c)(d)	8,550,000	8,047,687
Series D, 4.25%(c)(d)	8,550,000	8,234,719
Series E, 4.70%(c)(d)	5,000,000	4,731,250
Truist Bank, Series A, 1.18% (3 mo. USD LIBOR + 0.67%), 05/15/2027(e)	2,927,000	2,836,787
Truist Financial Corp.
Series L, 5.05%(c)(d)	6,325,000	6,247,202
Series M, 5.13%(c)(d)	4,180,000	4,127,750
Series N, 4.80%(c)(d)	14,450,000	14,486,125
Series P, 4.95%(c)(d)	8,400,000	8,685,936
Series Q, 5.10%(c)(d)	8,466,000	8,825,805
U.S. Bancorp
3.70%(b)(c)(d)	12,750,000	11,889,375
Series J, 5.30%(c)(d)	8,380,000	8,487,934
United Overseas Bank Ltd. (Singapore), 3.88%(c)(d)(f)	5,400,000	5,442,552
USB Capital IX, 3.50% (3 mo. USD LIBOR + 1.02%)(d)(e)	5,630,000	4,837,031
Wells Fargo & Co.
Series BB, 3.90%(c)(d)	29,435,000	28,349,584
Series S, 5.90%(c)(d)	16,773,000	16,940,730
Series U, 5.88%(c)(d)	16,796,000	17,662,674

		652,925,454

Capital Markets-6.99%
Bank of New York Mellon Corp. (The)
Series D, 4.50%(b)(c)(d)	4,245,000	4,022,137
Series F, 4.63%(c)(d)	8,386,000	8,422,144
Series H, 3.70%(c)(d)	4,945,000	4,765,744
Series I, 3.75%(c)(d)	11,000,000	10,261,240
Charles Schwab Corp. (The)
5.14% (3 mo. USD LIBOR +
4.82%)(b)(d)(e)	3,355,000	3,355,000
Series E, 4.63% (3 mo. USD LIBOR +
3.32%)(b)(d)(e)	5,010,000	5,000,180
Series F, 5.00%(b)(c)(d)	4,190,000	4,116,675
Series G, 5.38%(c)(d)	21,175,000	22,397,856
Series I, 4.00%(b)(c)(d)	19,050,000	18,457,545
Goldman Sachs Capital II, 4.00% (3 mo. USD LIBOR + 0.77%)(b)(d)(e)	6,532,000	5,650,180

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

77

Invesco Variable Rate Preferred ETF (VRP)–(continued)

February 28, 2022

(Unaudited)

	Principal Amount	Value
Capital Markets-(continued)
Goldman Sachs Group, Inc. (The)
Series O, 5.30%(b)(c)(d)	$5,505,000	$5,745,844
Series Q, 5.50%(b)(c)(d)	4,184,000	4,334,415
Series R, 4.95%(c)(d)	5,100,000	5,141,310
Series S, 4.40%(b)(c)(d)	3,000,000	2,917,500
Series T, 3.80%(b)(c)(d)	5,700,000	5,415,000
Series U, 3.65%(c)(d)	6,300,000	5,827,500
Series V, 4.13%(c)(d)	6,300,000	5,985,000
Mellon Capital IV, Series 1, 4.00% (3 mo. USD LIBOR + 0.57%)(b)(d)(e)	4,155,000	3,708,078
Morgan Stanley, Series M, 5.88%(b)(c)(d)	3,516,000	3,764,079
Northern Trust Corp., Series D, 4.60%(c)(d)	4,245,000	4,325,144
State Street Corp.
1.20% (3 mo. USD LIBOR + 1.00%),
06/15/2047(e)	4,171,000	3,595,956
Series H, 5.63%(c)(d)	4,240,000	4,197,091

		141,405,618

Consumer Finance-2.40%
Ally Financial, Inc.
Series B, 4.70%(c)(d)	11,440,000	10,948,080
Series C, 4.70%(b)(c)(d)	8,420,000	7,830,600
American Express Co., 3.55%(c)(d)	13,600,000	12,614,000
Capital One Financial Corp., Series M, 3.95%(b)(c)(d)	8,392,000	7,892,928
Discover Financial Services
Series C, 5.50%(c)(d)	4,780,000	4,712,124
Series D, 6.13%(c)(d)	4,245,000	4,446,637

		48,444,369

Diversified Financial Services-0.77%
National Rural Utilities Cooperative Finance Corp.
4.75%, 04/30/2043(c)	3,414,000	3,339,570
5.25%, 04/20/2046(c)	2,978,000	3,100,405
Voya Financial, Inc.
4.70%, 01/23/2048(c)	2,900,000	2,805,638
5.65%, 05/15/2053(c)	6,350,000	6,419,945

		15,665,558

Electric Utilities-4.39%
American Electric Power Co., Inc., 3.88%, 02/15/2062(c)	6,300,000	5,879,076
Duke Energy Corp.
3.25%, 01/15/2082(c)	4,200,000	3,867,794
4.88%(c)(d)	8,465,000	8,539,069
Edison International
Series A, 5.38%(c)(d)	10,650,000	10,530,188
Series B, 5.00%(c)(d)	6,300,000	6,047,921
Emera, Inc. (Canada), Series 16-A, 6.75%, 06/15/2076(c)	10,232,000	11,159,326
NextEra Energy Capital Holdings, Inc.
4.80%, 12/01/2077(c)	4,645,000	4,565,762
5.65%, 05/01/2079(c)	4,250,000	4,497,358
3.80%, 03/15/2082(c)	5,055,000	4,754,840
PPL Capital Funding, Inc., Series A, 2.89% (3 mo. USD LIBOR + 2.67%), 03/30/2067(e)	4,000,000	3,391,360

	Principal Amount	Value
Electric Utilities-(continued)
Southern California Edison Co., Series E, 4.52% (3 mo. USD LIBOR + 4.20%)(d)(e)	$2,900,000	$2,839,523
Southern Co. (The)
Series 21-A, 3.75%, 09/15/2051(b)(c)	8,550,000	7,973,730
Series B, 4.00%, 01/15/2051(c)	10,494,000	10,114,012
Series B, 5.50%, 03/15/2057(c)	4,621,000	4,563,300

		88,723,259

Industrial Conglomerates-2.26%
General Electric Co., Series D, 3.53% (3 mo. USD LIBOR + 3.33%)(b)(d)(e)	48,164,000	45,741,351

Insurance-5.81%
Aegon N.V. (Netherlands), 5.50%, 04/11/2048(c)	6,890,000	7,342,673
Allstate Corp. (The)
6.50%, 05/15/2057(c)	4,300,000	5,364,250
Series B, 5.75%, 08/15/2053(c)	6,819,000	6,864,687
American International Group, Inc., Series A-9, 5.75%, 04/01/2048(c)	6,354,000	6,544,620
Assurant, Inc., 7.00%, 03/27/2048(c)	3,400,000	3,740,000
Lincoln National Corp.
2.83% (3 mo. USD LIBOR + 2.36%), 05/17/2066(e)	4,680,000	3,861,000
2.29% (3 mo. USD LIBOR + 2.04%), 04/20/2067(e)	3,610,000	2,833,850
Markel Corp., 6.00%(b)(c)(d)	5,000,000	5,289,700
MetLife, Inc., Series D, 5.88%(c)(d)	4,190,000	4,372,204
Nationwide Financial Services, Inc., 6.75%, 05/15/2037	3,308,000	3,771,120
PartnerRe Finance B LLC, 4.50%, 10/01/2050(c)	4,195,000	4,132,075
Principal Financial Group, Inc., 3.55% (3 mo. USD LIBOR + 3.04%), 05/15/2055(e)	3,368,000	3,303,231
Progressive Corp. (The), Series B, 5.38%(c)(d)	4,190,000	4,083,993
Prudential Financial, Inc.
5.88%, 09/15/2042(c)	8,397,000	8,522,955
5.63%, 06/15/2043(c)	12,753,000	13,103,707
5.20%, 03/15/2044(c)	4,210,000	4,246,838
5.38%, 05/15/2045(c)	8,397,000	8,627,162
4.50%, 09/15/2047(b)(c)	6,325,000	6,182,688
5.70%, 09/15/2048(c)	8,387,000	8,825,221
3.70%, 10/01/2050(b)(c)	6,898,000	6,372,027

		117,384,001

Machinery-0.31%
Stanley Black & Decker, Inc., 4.00%, 03/15/2060(c)	6,340,000	6,199,569

Media-0.27%
Paramount Global, 6.25%, 02/28/2057(c)	5,426,000	5,494,856

Multi-Utilities-2.70%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(c)	6,300,000	5,985,882
CMS Energy Corp.
4.75%, 06/01/2050(c)	4,175,000	4,206,313
3.75%, 12/01/2050(c)	3,350,000	3,028,769

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Invesco Variable Rate Preferred ETF (VRP)–(continued)

February 28, 2022

(Unaudited)

	Principal Amount	Value
Multi-Utilities-(continued)
Dominion Energy, Inc.
Series A, 5.75%, 10/01/2054(c)	$5,771,000	$5,939,443
Series B, 4.65%(c)(d)	6,715,000	6,664,503
Series C, 4.35%(c)(d)	6,445,000	6,299,987
NiSource, Inc., 5.65%(c)(d)	3,400,000	3,340,500
Sempra Energy
4.13%, 04/01/2052(c)	8,400,000	7,967,001
4.88%(c)(d)	7,600,000	7,752,000
WEC Energy Group, Inc., 2.62% (3 mo. USD LIBOR + 2.11%), 05/15/2067(e)	4,206,000	3,375,315

		54,559,713

Oil, Gas & Consumable Fuels-9.25%
BP Capital Markets PLC (United Kingdom)
4.38%(c)(d)	21,144,000	21,196,860
4.88%(c)(d)	21,100,000	20,978,147
Buckeye Partners L.P., 6.38%, 01/22/2078(c)	3,300,000	2,759,625
DCP Midstream L.P., Series A, 7.38%(c)(d)	4,200,000	3,979,500
Enbridge, Inc. (Canada)
5.50%, 07/15/2077(c)	8,390,000	8,233,871
6.25%, 03/01/2078(c)	7,168,000	7,421,825
Series 16-A, 6.00%, 01/15/2077(c)	6,300,000	6,570,757
Series 20-A, Conv., 5.75%,
07/15/2080(c)	8,562,000	8,949,773
Energy Transfer L.P.
3.33% (3 mo. USD LIBOR + 3.02%),
11/01/2066(e)	4,736,000	3,700,710
Series A, 6.25%(c)(d)	7,978,000	6,721,465
Series B, 6.63%(c)(d)	4,600,000	4,168,750
Series F, 6.75%(c)(d)	4,200,000	4,026,750
Series G, 7.13%(c)(d)	9,225,000	9,063,563
Series H, 6.50%(c)(d)	7,700,000	7,631,932
EnLink Midstream Partners L.P., Series C, 6.00%(c)(d)	3,400,000	2,448,765
Enterprise Products Operating LLC
5.38%, 02/15/2078(c)	5,851,000	5,438,840
Series D, 4.88%, 08/16/2077(c)	5,885,000	5,046,455
Series E, 5.25%, 08/16/2077(c)	8,389,000	7,965,100
Plains All American Pipeline L.P., Series B, 6.13%(c)(d)	6,678,000	5,557,432
TransCanada PipeLines Ltd. (Canada), 2.72% (3 mo. USD LIBOR + 2.21%), 05/15/2067(b)(e)	8,508,000	6,734,252
Transcanada Trust (Canada)
5.63%, 05/20/2075(c)	6,271,000	6,255,323
5.30%, 03/15/2077(c)	12,530,000	12,091,450
5.50%, 09/15/2079(c)	9,375,000	9,491,719
Series 16-A, 5.88%, 08/15/2076(c)	10,187,000	10,492,610

		186,925,474

Trading Companies & Distributors-0.31%
AerCap Holdings N.V. (Ireland), 5.88%, 10/10/2079(b)(c)	6,393,000	6,306,439

	Principal Amount	Value
Wireless Telecommunication Services-1.85%
Vodafone Group PLC (United Kingdom)
7.00%, 04/04/2079(c)	$16,720,000	$18,586,119
3.25%, 06/04/2081(b)(c)	4,250,000	3,949,355
4.13%, 06/04/2081(c)	8,415,000	7,756,653
5.13%, 06/04/2081(c)	8,000,000	7,152,320

		37,444,447

Total U.S. Dollar Denominated Bonds & Notes (Cost $1,471,587,294)		1,424,469,212

	Shares
Preferred Stocks-28.36%
Banks-10.18%
Bank of America Corp.
Series 2, Pfd., (3 mo. USD LIBOR + 0.65%), 3.00%(b)(e)	100,402	2,068,281
Series 4, Pfd., (3 mo. USD LIBOR + 0.75%), 4.00%(b)(e)	70,620	1,573,414
Series 5, Pfd., (3 mo. USD LIBOR + 0.50%), 4.00%(b)(e)	143,894	3,224,665
Series E, Pfd., (3 mo. USD LIBOR + 0.35%), 4.00%(b)(e)	109,197	2,478,772
Series K, Pfd., 6.45%(b)(c)	352,564	9,272,433
Series Z, Pfd., 6.50%(b)(c)	11,763,000	12,571,706
Citigroup, Inc.
Series W, Pfd., 4.00%(c)	12,750,000	12,349,650
Series U, Pfd., 5.00%(b)(c)	12,725,000	12,903,150
Series T, Pfd., 6.25%(c)	12,757,000	13,745,668
Series K, Pfd., 6.88%(c)	501,974	13,347,489
Series J, Pfd., 7.13%(c)	318,979	8,628,382
Citizens Financial Group, Inc., Series D, Pfd., 6.35%(c)	102,739	2,697,926
ConnectOne Bancorp, Inc., Series A, Pfd., 5.25%(b)(c)	39,205	960,523
F.N.B. Corp., Pfd., 7.25%(c)	38,950	1,032,175
Fifth Third Bancorp, Series I, Pfd., 6.63%(c)	151,181	4,009,320
First Horizon Corp., Series D, Pfd., 6.10%(c)	33,784	889,195
Heartland Financial USA, Inc., Series E, Pfd., 7.00%(b)(c)	25,000	667,000
JPMorgan Chase & Co., Series I, Pfd., (3 mo. USD LIBOR + 3.47%), 3.77%(e)	24,791,000	24,720,934
KeyCorp, Series E, Pfd., 6.13%(c)	170,836	4,656,989
People’s United Financial, Inc., Series A, Pfd., 5.63%(c)	86,332	2,252,402
PNC Financial Services Group, Inc. (The), Series P, Pfd., 6.13%(c)	503,986	12,705,487
Regions Financial Corp.
Series C, Pfd., 5.70%(c)	170,836	4,574,988
Series B, Pfd., 6.38%(c)	170,836	4,595,488
Synovus Financial Corp.
Series E, Pfd., 5.88%(b)(c)	119,347	3,182,984
Series D, Pfd., 6.30%(c)	67,209	1,711,141
Truist Financial Corp., Series I, Pfd., (3 mo. USD LIBOR + 0.53%), 4.00%(b)(e)	57,954	1,303,965

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

79

Invesco Variable Rate Preferred ETF (VRP)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Banks-(continued)
U.S. Bancorp
Series A, Pfd., (3 mo. USD LIBOR +
1.02%), 3.50%(b)(e)	4,909	$4,143,196
Series B, Pfd., (3 mo. USD LIBOR +
0.60%), 3.50%(b)(e)	335,991	7,136,449
Valley National Bancorp, Series A, Pfd., 6.25%(c)	39,261	1,037,668
Wells Fargo & Co.
Series Q, Pfd., 5.85%(c)	580,251	14,819,611
Series R, Pfd., 6.63%(c)	281,799	7,586,029
WesBanco, Inc., Series A, Pfd., 6.75%(c)	50,393	1,344,485
Western Alliance Bancorporation, Series A, Pfd., 4.25%(c)	102,050	2,532,881
Wintrust Financial Corp.
Series D, Pfd., 6.50%(c)	44,883	1,197,030
Series E, Pfd., 6.88%(c)	98,675	2,649,424
Zions Bancorporation N.A., Series G, Pfd., 6.30%(c)	50,184	1,312,813

		205,883,713

Capital Markets-6.24%
Bank of New York Mellon Corp. (The), Series G, Pfd., 4.70%(b)(c)	8,415,000	8,656,931
Charles Schwab Corp. (The), Series H, Pfd., 4.00%(c)	21,195,000	19,643,950
Goldman Sachs Group, Inc. (The)
Series A, Pfd., (3 mo. USD LIBOR +
0.75%), 3.75%(b)(e)	253,376	5,650,285
Series C, Pfd., (3 mo. USD LIBOR +
0.75%), 4.00%(b)(e)	66,466	1,484,850
Series D, Pfd., (3 mo. USD LIBOR +
0.67%), 4.00%(b)(e)	456,077	10,348,387
Series P, Pfd., 5.00%(b)(c)	12,735,000	12,299,463
Series J, Pfd., 5.50%(c)	337,841	8,675,757
Series K, Pfd., 6.38%(c)	236,489	6,290,607
Morgan Stanley
Series A, Pfd., (3 mo. USD LIBOR +
0.70%), 4.00%(b)(e)	369,596	8,256,775
Series K, Pfd., 5.85%(c)	335,991	9,054,958
Series I, Pfd., 6.38%(c)	335,991	9,058,317
Series F, Pfd., 6.88%(c)	285,596	7,716,804
Series E, Pfd., 7.13%(c)	289,796	7,833,186
State Street Corp.
Series G, Pfd., 5.35%(c)	170,836	4,545,946
Series D, Pfd., 5.90%(c)	251,994	6,516,565

		126,032,781

Diversified Financial Services-1.39%
Citigroup Capital XIII, Pfd., (3 mo. USD LIBOR + 6.37%), 6.67%(b)(e)	758,339	20,141,484
Compass Diversified Holdings, Series B, Pfd., 7.88%(c)	35,997	960,400
Equitable Holdings, Inc., Series B, Pfd., 4.95%(b)(c)	4,250,000	4,284,000
Voya Financial, Inc., Series B, Pfd., 5.35%(c)	102,795	2,678,837

		28,064,721

Electric Utilities-0.34%
SCE Trust III, Series H, Pfd., 5.75%(b)(c)	92,391	2,184,123

	Shares	Value
Electric Utilities-(continued)
SCE Trust IV, Series J, Pfd., 5.38%(c)	109,207	$2,404,738
SCE Trust V, Series K, Pfd., 5.45%(c)	100,789	2,357,455

		6,946,316

Food Products-0.42%
CHS, Inc.
Series 3, Pfd., 6.75%(b)(c)	168,070	4,516,041
Series 2, Pfd., 7.10%(c)	143,261	3,886,671

		8,402,712

Insurance-2.90%
Allstate Corp. (The), Pfd., 5.10%(b)(c)	169,990	4,310,946
American Equity Investment Life Holding Co.
Series A, Pfd., 5.95%(c)	136,321	3,515,719
Series B, Pfd., 6.63%(c)	100,789	2,671,916
Argo Group International Holdings Ltd., Pfd., 7.00%(b)(c)	54,196	1,399,341
Aspen Insurance Holdings Ltd., Pfd., 5.95% (Bermuda)(c)	92,391	2,367,981
Athene Holding Ltd.
Series A, Pfd., 6.35%(b)(c)	289,796	7,853,472
Series C, Pfd., 6.38%(c)	205,075	5,534,974
Enstar Group Ltd., Series D, Pfd., 7.00%(c)	136,873	3,636,716
Hartford Financial Services Group, Inc. (The), Pfd., 7.88%(b)(c)	201,598	5,106,477
MetLife, Inc.
Series G, Pfd., 3.85%(b)(c)	8,545,000	8,502,275
Series A, Pfd., (3 mo. USD LIBOR + 1.00%), 4.00%(b)(e)	205,075	4,798,755
Reinsurance Group of America, Inc.
Pfd., 5.75%(b)(c)	136,955	3,725,176
Pfd., 6.20%(c)	136,703	3,453,118
SiriusPoint Ltd., Series B, Pfd., 8.00% (Bermuda)(c)	68,050	1,815,574

		58,692,440

Marine-0.07%
Atlas Corp., Series I, Pfd., 8.00% (Canada)(b)(c)	54,060	1,428,806

Mortgage REITs-3.19%
ACRES Commercial Realty Corp., Pfd., 8.63%(b)(c)	42,701	1,070,941
AGNC Investment Corp.
Series F, Pfd., 6.13%(c)	193,179	4,522,320
Series E, Pfd., 6.50%(b)(c)	137,740	3,312,647
Series D, Pfd., 6.88%(b)(c)	78,961	1,935,334
Series C, Pfd., 7.00%(b)(c)	109,207	2,657,006
Annaly Capital Management, Inc.
Series G, Pfd., 6.50%(b)(c)	144,540	3,286,839
Series I, Pfd., 6.75%(b)(c)	151,350	3,671,751
Series F, Pfd., 6.95%(b)(c)	241,918	5,769,744
Arbor Realty Trust, Inc., Series F, Pfd., 6.25%(c)	94,173	2,304,413
Chimera Investment Corp.
Series C, Pfd., 7.75%(c)	87,355	2,148,933
Series B, Pfd., 8.00%(b)(c)	110,844	2,750,040
Series D, Pfd., 8.00%(b)(c)	67,209	1,662,751
Dynex Capital, Inc., Series C, Pfd., 6.90%(b)(c)	40,231	989,683

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Invesco Variable Rate Preferred ETF (VRP)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Mortgage REITs-(continued)
Ellington Financial, Inc.
Series B, Pfd., 6.25%(c)	40,473	$971,352
Pfd., 6.75%(c)	41,184	998,712
Granite Point Mortgage Trust, Inc., Series A, Pfd., (SOFR + 5.83%), 7.00%(b)(e)	65,073	1,604,700
MFA Financial, Inc., Series C, Pfd., 6.50%(b)(c)	92,391	2,111,134
New Residential Investment Corp.
Series C, Pfd., 6.38%(c)	137,664	2,995,569
Series D, Pfd., 7.00%(c)	157,028	3,784,375
Series B, Pfd., 7.13%(c)	94,910	2,239,876
Series A, Pfd., 7.50%(b)(c)	55,659	1,384,239
New York Mortgage Trust, Inc.
Series F, Pfd., 6.88%(b)(c)	41,697	948,607
Series E, Pfd., 7.88%(c)	62,382	1,522,121
Series D, Pfd., 8.00%(b)(c)	52,581	1,240,386
PennyMac Mortgage Investment Trust
Series B, Pfd., 8.00%(b)(c)	65,530	1,678,879
Series A, Pfd., 8.13%(b)(c)	41,321	1,064,429
Two Harbors Investment Corp.
Series C, Pfd., 7.25%(b)(c)	99,110	2,305,299
Series B, Pfd., 7.63%(b)(c)	96,591	2,287,275
Series A, Pfd., 8.13%(b)(c)	52,091	1,306,963

		64,526,318

Multi-Utilities-0.84%
Algonquin Power & Utilities Corp.
Series 19-A, Pfd., 6.20% (Canada)(c)	120,733	3,223,571
Pfd., 6.88% (Canada)(c)	96,591	2,541,309
CenterPoint Energy, Inc., Series A, Pfd., 6.13%(c)	6,742,000	6,661,939
NiSource, Inc., Series B, Pfd., 6.50%(b)(c)	170,204	4,455,941

		16,882,760

Oil, Gas & Consumable Fuels-1.92%
Altera Infrastructure L.P., Series E, Pfd., 8.88% (United Kingdom)(c)	33,524	224,946
DCP Midstream L.P.
Series B, Pfd., 7.88%(c)	58,059	1,378,901
Series C, Pfd., 7.95%(c)	39,690	956,926
Enbridge, Inc., Series B, Pfd., 6.38% (Canada)(c)	205,075	5,311,442
Energy Transfer L.P.
Series C, Pfd., 7.38%(c)	151,181	3,546,706
Series E, Pfd., 7.60%(c)	268,782	6,569,032
Series D, Pfd., 7.63%(c)	152,086	3,695,690
GasLog Partners L.P.
Series B, Pfd., 8.20% (Greece)(c)	35,819	912,310
Series A, Pfd., 8.63% (Greece)(c)	48,308	1,248,762
NGL Energy Partners L.P., Series B, Pfd., 9.00%(c)	111,452	1,827,813
NuStar Energy L.P.
Series A, Pfd., (SOFR + 0.19%), 6.97%(e)	81,645	1,861,506
Series B, Pfd., 7.63%(c)	131,476	2,726,812
Series C, Pfd., 9.00%(c)	62,045	1,488,460

	Shares	Value
Oil, Gas & Consumable Fuels-(continued)
NuStar Logistics L.P., Pfd., (3 mo. USD LIBOR + 6.73%), 6.98%(e)	136,787	$3,408,732
Seapeak LLC, Series B, Pfd., 8.50% (Bermuda)(c)	57,108	1,428,271
Tsakos Energy Navigation Ltd.
Series E, Pfd., 9.25% (Greece)(c)	41,254	983,908
Series F, Pfd., 9.50% (Greece)(c)	54,512	1,307,743

		38,877,960

Thrifts & Mortgage Finance-0.29%
Merchants Bancorp, Series B, Pfd., 6.00%(b)(c)	45,500	1,147,965
New York Community Bancorp, Inc., Series A, Pfd., 6.38%(c)	176,005	4,753,895

		5,901,860

Trading Companies & Distributors-0.58%
Air Lease Corp., Series A, Pfd., 6.15%(c) .	85,821	2,152,391
Fortress Transportation and
Infrastructure Investors LLC Series B, Pfd., 8.00%(c)	41,690	1,005,980
Series A, Pfd., 8.25%(c)	37,126	899,934
Series C, Pfd., 8.25%(c)	35,976	897,241
Textainer Group Holdings Ltd., Pfd., 7.00% (China)(b)(c)	53,302	1,372,527
WESCO International, Inc., Series A, Pfd., 10.63%(c)	184,613	5,387,007

		11,715,080

Total Preferred Stocks (Cost $598,969,571)		573,355,467

Money Market Funds-0.82%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(g)(h) (Cost $16,526,124)	16,526,124	16,526,124

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.63% (Cost $2,087,082,989)		2,014,350,803

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-8.72%
Invesco Private Government Fund, 0.12%(g)(h)(i)	52,804,676	52,804,676
Invesco Private Prime Fund, 0.08%(g)(h)(i)	123,431,900	123,444,246

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $176,258,494)		176,248,922

TOTAL INVESTMENTS IN SECURITIES-108.35% (Cost $2,263,341,483)		2,190,599,725
OTHER ASSETS LESS LIABILITIES-(8.35)%		(168,773,342)

NET ASSETS-100.00%		$2,021,826,383

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

81

Invesco Variable Rate Preferred ETF (VRP)–(continued)

February 28, 2022

(Unaudited)

Investment Abbreviations:

Conv.	-Convertible
LIBOR Pfd.	-London Interbank Offered Rate -Preferred
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2022.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2022.
(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2022 represented less than 1% of the Fund’s Net Assets.

(g)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$135,319,843	$(118,793,719)	$-	$-	$16,526,124	$1,606
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	26,043,680	100,446,412	(73,685,416)	-	-	52,804,676	4,826	*
Invesco Private Prime Fund	61,032,838	189,589,552	(127,157,217)	(9,573)	(11,354)	123,444,246	36,420	*

Total	$87,076,518	$425,355,807	$(319,636,352)	$(9,573)	$(11,354)	$192,775,046	$42,852

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

Invesco Variable Rate Preferred ETF (VRP)–(continued)

February 28, 2022

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Financials	72.45
Energy	11.17
Utilities	8.27
Industrials	3.53
Sector Types Each Less Than 3%	3.39
Money Market Funds Plus Other Assets Less Liabilities	1.19

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

83

Invesco VRDO Tax-Free ETF (PVI)

February 28, 2022

(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-96.19%
California-19.35%
Los Angeles (City of), CA Department of Water & Power, Subseries 2001 B-7, Ref. VRD RB(a)	0.15%	07/01/2034	$2,000	$2,000,000
Modesto (City of), CA Public Financing Authority, Series 2008, Ref. VRD RB, (LOC - Bank of the West)(a)(b)	0.20%	09/01/2033	1,000	1,000,000
Riverside (City of), CA, Series 2008 A, Ref. VRD RB, (LOC - Barclays Bank PLC)(a)(b)	0.17%	10/01/2029	1,300	1,300,000
San Diego (County of), CA Regional Transportation Commission, Series 2008 B, VRD RB(a)	0.19%	04/01/2038	1,300	1,300,000
San Diego (County of), CA Regional Transportation Commission, Series 2008 C, VRD RB(a)	0.18%	04/01/2038	1,500	1,500,000
San Mateo (County of), CA Joint Powers Financing Authority (Public Safety), Series 2007 A, VRD RB, (LOC - Wells Fargo Bank, N.A.)(a)(b)	0.20%	04/01/2039	1,800	1,800,000

				8,900,000

District of Columbia-5.33%
District of Columbia, Series 1998 A, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	0.20%	08/15/2038	1,150	1,150,000
District of Columbia (Georgetown University), Series 2007 B-2, Ref. VRD RB, (LOC - Bank of America, N.A.)(a)(b)	0.19%	04/01/2041	1,300	1,300,000

				2,450,000

Florida-6.52%
Florida Keys Aqueduct Authority, Series 2008, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	0.20%	09/01/2035	1,500	1,500,000
West Palm Beach (City of), FL, Series 2008 C, VRD RB, (INS - AGC)(a)(c)	0.22%	10/01/2038	1,500	1,500,000

				3,000,000

Indiana-5.22%
Indianapolis (City of), IN (Capital Place Apartments, Covington Square Apartments and the Woods at Oak Crossing), Series 2008, VRD RB, (LOC - Fannie Mae)(a)(b)	0.18%	05/15/2038	2,400	2,400,000

Louisiana-5.00%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC), Series 2013 B, Ref. VRD RB, (LOC - JPMorgan Chase Bank N.A.)(a)(b)	0.23%	09/01/2033	2,000	2,000,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health), Series 2009 B2, Ref. VRD RB, (LOC - Bank of New York Mellon)(a)(b)	0.18%	07/01/2047	300	300,000

				2,300,000

Maryland-4.78%
Washington (State of) Suburban Sanitary Commission, Series 2015 A-2, VRD RB(a)	0.20%	06/01/2023	2,200	2,200,000

Massachusetts-0.65%
Massachusetts (State of) Bay Transportation Authority, Subseries 2018 A-2, Ref. VRD RB(a)	0.18%	07/01/2026	300	300,000

Missouri-5.87%
Kansas City (City of), MO (H Roe Bartle), Series 2008 F, Ref. VRD RB, (LOC - Sumitomo Mitsui Banking)(a)(b)	0.21%	04/15/2025	300	300,000
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2008 C, VRD RB(a)	0.19%	05/15/2038	2,400	2,400,000

				2,700,000

Nevada-2.72%
Clark (County of), NV Department of Aviation, Series 2008 D-3, VRD RB, (LOC - Bank of America, N.A.)(a)(b)	0.20%	07/01/2029	1,250	1,250,000

New York-23.05%
Battery Park (City of), NY Authority, Series 2019 D-1, Ref. VRD RB(a)	0.20%	11/01/2038	1,800	1,800,000
Build NYC Resource Corp. (The Asia Society Project), Series 2015, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	0.20%	04/01/2045	2,400	2,400,000
Metropolitan Transportation Authority, Subseries 2013 G, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	0.19%	11/01/2026	2,000	2,000,000
New York (City of), NY, Subseries 2016 A-5, VRD GO Bonds(a)	0.02%	08/01/2044	1,000	1,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

Invesco VRDO Tax-Free ETF (PVI)–(continued)

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York-(continued)
New York (State of) Housing Finance Agency (Flatbush Avenue Housing), Series 2010, VRD RB, (LOC - Helaba)(a)(b)	0.20%	11/01/2044	$1,000	$1,000,000
Triborough Bridge & Tunnel Authority, Series 2005 A, VRD RB, (LOC - Barclays Bank PLC)(a)(b)	0.20%	11/01/2041	2,400	2,400,000

				10,600,000

North Carolina-0.22%
Charlotte (City of), NC, Series 2006 B, VRD RB(a)	0.19%	07/01/2036	100	100,000

Ohio-2.72%
Franklin (County of), OH (OhioHealth Corp.), Series 2009 A, Ref. VRD RB(a)	0.20%	11/15/2041	1,250	1,250,000

Pennsylvania-4.35%
General Authority of Southcentral Pennsylvania (WellSpan Health Obligated Group), Series 2019 D, Ref. VRD RB(a)	0.24%	06/01/2037	2,000	2,000,000

Tennessee-2.06%
Sevier (County of), TN Public Building Authority, Series 2010 D-1, VRD RB, (LOC - Bank of America, N.A.)(a)(b)	0.22%	06/01/2026	945	945,000

Texas-7.92%
Austin (City of), TX, Series 2008, Ref. VRD RB, (LOC - Barclays Bank PLC)(a)(b)	0.21%	05/15/2031	1,630	1,630,000
Board of Regents of the University of Texas System, Series 2008 B, VRD RB(a)	0.17%	08/01/2025	500	500,000
Texas (State of), Series 2015 B, VRD GO Bonds(a)	0.18%	06/01/2046	1,510	1,510,000

				3,640,000

Wisconsin-0.43%
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital), Series 2004, VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	0.20%	08/15/2034	200	200,000

TOTAL INVESTMENTS IN SECURITIES(d) -96.19% (Cost $44,235,000)				44,235,000
OTHER ASSETS LESS LIABILITIES-3.81%				1,752,190

NET ASSETS-100.00%				$45,987,190

Investment Abbreviations:

AGC -Assured Guaranty Corp.

GO -General Obligation

INS -Insurer

LOC -Letter of Credit

RB -Revenue Bonds

Ref. -Refunding

VRD-Variable Rate Demand

Notes to Schedule of Investments:

(a)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2022.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
TD Bank, N.A	13.34%
Barclays Bank PLC	12.05%
Bank of America, N.A	7.90%
Fannie Mae	5.43%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

85

Invesco VRDO Tax-Free ETF (PVI)–(continued)

February 28, 2022

(Unaudited)

Portfolio Composition
Revenue Type Breakdown (% of the Fund’s Net Assets)
as of February 28, 2022

Water Revenue	13.11

Health, Hospital, Nursing Home Revenue	12.94

Miscellaneous Revenue	12.42

Ad Valorem Property Tax	9.79

Sales Tax Revenue	8.26

Port, Airport & Marina Revenue	7.07

Lease Revenue	6.74

Electric Power Revenue	6.40

Local or GTD Housing	5.65

Highway Tolls Revenue	5.22

Transit Revenue	4.35

Revenue Types Each Less Than 3%	4.24

Other Assets Less Liabilities	3.81

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

(This Page Intentionally Left Blank)

87

Statements of Assets and Liabilities

February 28, 2022

(Unaudited)

	Invesco 1-30 Laddered Treasury ETF (PLW)	Invesco California AMT-Free Municipal Bond ETF (PWZ)	Invesco CEF Income Composite ETF (PCEF)	Invesco Fundamental High Yield® Corporate Bond ETF (PHB)	Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)
Assets:
Unaffiliated investments in securities, at value(a)	$423,121,727	$572,963,319	$840,179,838	$860,092,882	$40,218,019
Affiliated investments in securities, at value	46,275,738	-	23,430,287	285,926,504	7,100,973
Cash	69,150	19,912,604	-	1,005,427	-
Deposits with brokers:
Cash segregated as collateral	731,405	-	-	-	-
Receivable for:
Dividends and interest	502,438	5,384,895	1,436,464	11,156,072	366,552
Securities lending	4,279	-	86,124	39,305	729
Investments sold	-	5,843,694	-	7,696,282	736,671
Fund shares sold	233,891	-	-	-	-
Other assets	-	-	63,044	-	-

Total assets	470,938,628	604,104,512	865,195,757	1,165,916,472	48,422,944

Liabilities:
Due to custodian	-	-	1,799,407	-	185
Payable for:
Investments purchased	233,891	-	-	16,007,932	861,289
Collateral upon return of securities loaned	46,277,129	-	11,424,212	269,877,471	7,001,928
Collateral upon receipt of securities in-kind	731,405	-	-	-	-
Fund shares repurchased	-	5,368,387	-	386,820	-
Accrued unitary management fees	79,309	135,922	336,713	343,807	6,853
Accrued expenses	-	-	-	643	-
Accrued tax expenses	-	-	-	137	-
Other payables	-	25,000	-	-	-

Total liabilities	47,321,734	5,529,309	13,560,332	286,616,810	7,870,255

Net Assets	$423,616,894	$598,575,203	$851,635,425	$879,299,662	$40,552,689

Net assets consist of:
Shares of beneficial interest	$437,546,045	$589,733,957	$885,233,465	$937,469,651	$40,844,644
Distributable earnings (loss)	(13,929,151)	8,841,246	(33,598,040)	(58,169,989)	(291,955)

Net Assets	$423,616,894	$598,575,203	$851,635,425	$879,299,662	$40,552,689

Shares outstanding (unlimited amount authorized, $0.01 par value)	12,020,000	22,300,000	38,840,000	47,200,000	1,600,000
Net asset value	$35.24	$26.84	$21.93	$18.63	$25.35

Market price	$35.29	$26.83	$21.87	$18.65	$25.33

Unaffiliated investments in securities, at cost	$435,001,193	$563,065,708	$837,407,496	$885,127,482	$40,822,556

Affiliated investments in securities, at cost	$46,277,129	$-	$22,188,314	$285,956,205	$7,101,465

(a) Includes securities on loan with an aggregate value of:	$45,952,846	$-	$10,929,028	$261,594,216	$6,760,467

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

Invesco National AMT-Free Municipal Bond ETF (PZA)	Invesco New York AMT-Free Municipal Bond ETF (PZT)	Invesco Preferred ETF (PGX)	Invesco Taxable Municipal Bond ETF (BAB)	Invesco Treasury Collateral ETF (CLTL)	Invesco Variable Rate Preferred ETF (VRP)	Invesco VRDO Tax- Free ETF (PVI)

$2,347,209,307	$111,450,169	$6,712,594,036	$2,237,247,830	$612,382,658	$1,997,824,679	$44,235,000
-	-	134,302,884	20,990,146	142,601	192,775,046	-
14,474,461	1,134,665	-	-	-	18,404	1,755,655

-	-	6,639	-	-	633,396	-

23,443,333	1,113,037	40,302,890	19,368,535	884,274	21,287,453	5,219
-	-	251,704	-	-	186,765	-
-	-	9,740,030	-	43,804,652	251,049	-
-	-	4,780,713	-	-	603,060	-
-	-	-	-	-	-	-

2,385,127,101	113,697,871	6,901,978,896	2,277,606,511	657,214,185	2,213,579,852	45,995,874

-	-	20,762,428	-	-	-	-

1,099,980	-	6,893,782	-	43,945,871	14,076,306	-
-	-	134,311,461	-	-	176,258,494	-
-	-	6,639	-	-	633,396	-
-	-	6,162,366	-	-	-	-
532,582	24,533	2,633,016	488,639	38,427	780,487	8,684
-	-	-	-	-	4,139	-
-	-	-	-	-	647	-
-	-	-	-	-	-	-

1,632,562	24,533	170,769,692	488,639	43,984,298	191,753,469	8,684

$2,383,494,539	$113,673,338	$6,731,209,204	$2,277,117,872	$613,229,887	$2,021,826,383	$45,987,190

$2,361,588,082	$112,093,610	$7,453,421,713	$2,231,529,287	$613,829,380	$2,130,774,913	$46,033,004
21,906,457	1,579,728	(722,212,509)	45,588,585	(599,493)	(108,948,530)	(45,814)

$2,383,494,539	$113,673,338	$6,731,209,204	$2,277,117,872	$613,229,887	$2,021,826,383	$45,987,190

91,750,000	4,550,000	492,500,000	71,850,000	5,810,001	82,200,000	1,850,000
$25.98	$24.98	$13.67	$31.69	$105.55	$24.60	$24.86

$25.96	$24.93	$13.71	$31.43	$105.56	$24.65	$24.87

$2,317,385,930	$110,221,789	$7,200,824,237	$2,185,618,240	$612,992,268	$2,070,556,865	$44,235,000

$-	$-	$134,311,461	$20,990,146	$142,601	$192,784,618	$-

$-	$-	$130,707,076	$-	$-	$170,316,788	$-

89

Statements of Operations

For the six months ended February 28, 2022

(Unaudited)

	Invesco 1-30 Laddered Treasury ETF (PLW)	Invesco California AMT-Free Municipal Bond ETF (PWZ)	Invesco CEF Income Composite ETF (PCEF)	Invesco Fundamental High Yield® Corporate Bond ETF (PHB)	Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)
Investment income:
Unaffiliated interest income	$3,094,061	$6,885,311	$-	$16,014,639	$537,851
Unaffiliated dividend income	-	-	35,005,955	-	-
Affiliated dividend income	22	-	479,326	1,040	21
Securities lending income	17,179	-	882,172	273,262	3,628
Foreign withholding tax	-	-	-	-	-

Total investment income	3,111,262	6,885,311	36,367,453	16,288,941	541,500

Expenses:
Unitary management fees	512,100	787,968	2,320,428	2,275,902	50,757
Tax expenses	70	69	-	647	132

Net expenses	512,170	788,037	2,320,428	2,276,549	50,889

Net investment income (loss)	2,599,092	6,097,274	34,047,025	14,012,392	490,611

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(1,640,814)	-	18,783,636	739,649	100,787
Affiliated investment securities	(6,390)	-	35,383	(30,909)	(1,105)
Unaffiliated in-kind redemptions	221,926	(402,764)	-	6,428,548	255,788
Affiliated in-kind redemptions	-	-	42,928	-	-
Distributions of underlying fund shares	-	-	489,593	-	-

Net realized gain (loss)	(1,425,278)	(402,764)	19,351,540	7,137,288	355,470

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(18,994,444)	(24,808,055)	(128,651,472)	(53,512,806)	(2,749,569)
Affiliated investment securities	(1,391)	-	(474,443)	(29,703)	(492)

Change in net unrealized appreciation (depreciation)	(18,995,835)	(24,808,055)	(129,125,915)	(53,542,509)	(2,750,061)

Net realized and unrealized gain (loss)	(20,421,113)	(25,210,819)	(109,774,375)	(46,405,221)	(2,394,591)

Net increase (decrease) in net assets resulting from operations .	$(17,822,021)	$(19,113,545)	$(75,727,350)	$(32,392,829)	$(1,903,980)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

90

Invesco National AMT-Free Municipal Bond ETF (PZA)	Invesco New York AMT-Free Municipal Bond ETF (PZT)	Invesco Preferred ETF (PGX)	Invesco Taxable Municipal Bond ETF (BAB)	Invesco Treasury Collateral ETF (CLTL)	Invesco Variable Rate Preferred ETF (VRP)	Invesco VRDO Tax- Free ETF (PVI)

$31,928,119	$1,451,640	$-	$33,971,149	$292,552	$31,074,458	$15,710
-	-	188,521,447	-	-	12,977,173	-
-	-	8,607	3,825	20	1,606	-
-	-	1,517,965	-	-	649,784	-
-	-	(36,677)	-	-	-	-

31,928,119	1,451,640	190,011,342	33,974,974	292,572	44,703,021	15,710

3,491,891	162,205	18,328,474	3,329,943	259,965	4,994,202	61,320
108	-	-	-	-	714	84

3,491,999	162,205	18,328,474	3,329,943	259,965	4,994,916	61,404

28,436,120	1,289,435	171,682,868	30,645,031	32,607	39,708,105	(45,694)

276,282	(19,354)	(16,048,170)	(37,991)	(11,824)	(1,495,712)	-
-	-	(25,850)	-	-	(11,354)	-
1,721,681	376,360	8,734,620	(732,090)	(4,790)	596,025	-
-	-	-	-	-	-	-
-	-	-	-	-	-	-

1,997,963	357,006	(7,339,400)	(770,081)	(16,614)	(911,041)	-

(116,557,194)	(5,812,189)	(716,872,919)	(135,342,594)	(620,209)	(132,052,629)	-
-	-	(8,578)	-	-	(9,573)	-

(116,557,194)	(5,812,189)	(716,881,497)	(135,342,594)	(620,209)	(132,062,202)	-

(114,559,231)	(5,455,183)	(724,220,897)	(136,112,675)	(636,823)	(132,973,243)	-

$(86,123,111)	$(4,165,748)	$(552,538,029)	$(105,467,644)	$(604,216)	$(93,265,138)	$(45,694)

91

Statements of Changes in Net Assets

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	Invesco 1-30 Laddered Treasury ETF (PLW)		Invesco California AMT-Free Municipal Bond ETF (PWZ)
	Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021
Operations:
Net investment income	$2,599,092	$2,790,614	$6,097,274	$11,100,900
Net realized gain (loss)	(1,425,278)	(1,694,506)	(402,764)	1,527,065
Change in net unrealized appreciation (depreciation)	(18,995,835)	7,884,570	(24,808,055)	5,397,337

Net increase (decrease) in net assets resulting from operations	(17,822,021)	8,980,678	(19,113,545)	18,025,302

Distributions to Shareholders from:
Distributable earnings	(2,726,696)	(2,682,466)	(6,377,702)	(11,220,195)

Shareholder Transactions:
Proceeds from shares sold	61,979,768	353,892,212	155,340,181	72,527,679
Value of shares repurchased	(32,648,937)	(149,258,739)	(51,302,030)	(11,222,042)
Transaction fees	-	-	-	-

Net increase (decrease) in net assets resulting from sharetransactions	29,330,831	204,633,473	104,038,151	61,305,637

Net increase (decrease) in net assets	8,782,114	210,931,685	78,546,904	68,110,744

Net assets:
Beginning of period	414,834,780	203,903,095	520,028,299	451,917,555

End of period	$423,616,894	$414,834,780	$598,575,203	$520,028,299

Changes in Shares Outstanding:
Shares sold	1,740,000	9,960,000	5,650,000	2,600,000
Shares repurchased	(920,000)	(3,960,000)	(1,900,000)	(400,000)
Shares outstanding, beginning of period	11,200,000	5,200,000	18,550,000	16,350,000

Shares outstanding, end of period	12,020,000	11,200,000	22,300,000	18,550,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

92

Invesco CEF Income Composite		Invesco Fundamental High Yield®		Invesco Fundamental Investment Grade		Invesco National AMT-Free
ETF (PCEF)		Corporate Bond (PHB)		Corporate Bond ETF (PFIG)		Municipal Bond ETF (PZA)
Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021

$34,047,025	$35,658,328	$14,012,392	$28,236,350	$490,611	$1,205,417	$28,436,120	$54,382,367
19,351,540	1,722,711	7,137,288	23,039,225	355,470	1,357,944	1,997,963	13,679,171
(129,125,915)	154,563,311	(53,542,509)	8,186,363	(2,750,061)	(1,886,306)	(116,557,194)	17,827,087

(75,727,350)	191,944,350	(32,392,829)	59,461,938	(1,903,980)	677,055	(86,123,111)	85,888,625

(31,060,487)	(59,175,022)	(14,330,016)	(28,762,385)	(990,791)	(1,429,402)	(28,803,667)	(55,254,764)

67,564,374	121,889,954	298,708,248	433,207,647	-	2,726,112	179,340,230	398,255,223
(64,695,605)	(55,211,235)	(207,320,508)	(387,083,174)	(9,258,932)	(12,297,046)	(151,287,252)	(635,680,642)
-	-	-	-	-	-	-	6,623

2,868,769	66,678,719	91,387,740	46,124,473	(9,258,932)	(9,570,934)	28,052,978	(237,418,796)

(103,919,068)	199,448,047	44,664,895	76,824,026	(12,153,703)	(10,323,281)	(86,873,800)	(206,784,935)

955,554,493	756,106,446	834,634,767	757,810,741	52,706,392	63,029,673	2,470,368,339	2,677,153,274

$851,635,425	$955,554,493	$879,299,662	$834,634,767	$40,552,689	$52,706,392	$2,383,494,539	$2,470,368,339

2,810,000	5,160,000	15,400,000	22,600,000	-	100,000	6,650,000	14,700,000
(2,800,000)	(2,480,000)	(10,800,000)	(20,100,000)	(350,000)	(450,000)	(5,750,000)	(23,950,000)
38,830,000	36,150,000	42,600,000	40,100,000	1,950,000	2,300,000	90,850,000	100,100,000

38,840,000	38,830,000	47,200,000	42,600,000	1,600,000	1,950,000	91,750,000	90,850,000

93

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	Invesco New York AMT-Free Municipal Bond ETF (PZT)		Invesco Preferred ETF (PGX)
	Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021
Operations:
Net investment income (loss)	$1,289,435	$2,610,885	$171,682,868	$336,208,810
Net realized gain (loss)	357,006	1,060,070	(7,339,400)	(34,724,575)
Change in net unrealized appreciation (depreciation)	(5,812,189)	1,685,253	(716,881,497)	136,273,005

Net increase (decrease) in net assets resulting from operations	(4,165,748)	5,356,208	(552,538,029)	437,757,240

Distributions to Shareholders from:
Distributable earnings	(1,855,374)	(2,676,754)	(172,091,067)	(339,184,665)

Shareholder Transactions:
Proceeds from shares sold	3,925,128	19,506,459	381,942,689	1,574,794,822
Value of shares repurchased	(5,245,342)	-	(385,349,250)	(475,078,866)
Transaction fees	-	-	-	-

Net increase (decrease) in net assets resulting from sharetransactions	(1,320,214)	19,506,459	(3,406,561)	1,099,715,956

Net increase (decrease) in net assets	(7,341,336)	22,185,913	(728,035,657)	1,198,288,531

Net assets:
Beginning of period	121,014,674	98,828,761	7,459,244,861	6,260,956,330

End of period	$113,673,338	$121,014,674	$6,731,209,204	$7,459,244,861

Changes in Shares Outstanding:
Shares sold	150,000	750,000	25,700,000	104,500,000
Shares repurchased	(200,000)	-	(26,900,000)	(32,100,000)
Shares outstanding, beginning of period	4,600,000	3,850,000	493,700,000	421,300,000

Shares outstanding, end of period	4,550,000	4,600,000	492,500,000	493,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

94

Invesco Taxable Municipal Bond		Invesco Treasury Collateral		Invesco Variable Rate Preferred		Invesco VRDO Tax-Free ETF
ETF (BAB)		ETF (CLTL)		ETF (VRP)		ETF (PVI)
Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021

$30,645,031	$58,649,008	$32,607	$704,212	$39,708,105	$66,080,195	$(45,694)	$(91,178)
(770,081)	(640,194)	(16,614)	190,885	(911,041)	882,622	-	1
(135,342,594)	11,250,834	(620,209)	(639,820)	(132,062,202)	81,713,866	-	-

(105,467,644)	69,259,648	(604,216)	255,277	(93,265,138)	148,676,683	(45,694)	(91,177)

(30,883,394)	(59,063,700)	(111,008)	(1,087,282)	(43,172,691)	(68,866,675)	(120)	(215)

196,762,565	448,831,007	79,237,129	140,601,442	250,637,672	454,090,463	3,730,829	2,491,033
(149,572,367)	(99,412,075)	(133,097,456)	(410,133,506)	(22,797,648)	(76,283,727)	(6,215,430)	(3,737,464)
803,073	-	-	-	-	-	-	-

47,993,271	349,418,932	(53,860,327)	(269,532,064)	227,840,024	377,806,736	(2,484,601)	(1,246,431)

(88,357,767)	359,614,880	(54,575,551)	(270,364,069)	91,402,195	457,616,744	(2,530,415)	(1,337,823)

2,365,475,639	2,005,860,759	667,805,438	938,169,507	1,930,424,188	1,472,807,444	48,517,605	49,855,428

$2,277,117,872	$2,365,475,639	$613,229,887	$667,805,438	$2,021,826,383	$1,930,424,188	$45,987,190	$48,517,605

5,950,000	13,500,000	750,000	1,330,000	9,700,000	17,400,000	150,000	100,000
(4,600,000)	(3,050,000)	(1,260,000)	(3,880,000)	(900,000)	(3,000,000)	(250,000)	(150,000)
70,500,000	60,050,000	6,320,001	8,870,001	73,400,000	59,000,000	1,950,000	2,000,000

71,850,000	70,500,000	5,810,001	6,320,001	82,200,000	73,400,000	1,850,000	1,950,000

95

Financial Highlights

Invesco 1-30 Laddered Treasury ETF (PLW)

Six Months Ended February 28, 2022			Years Ended August 31,				Ten Months Ended August 31,		Years Ended October 31,
(Unaudited)			2021	2020	2019		2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$37.04		$39.21	$36.19	$31.68		$32.59		$33.81	$32.59

Net investment income(a)	0.23		0.41	0.47	0.69		0.57		0.66	0.65
Net realized and unrealized gain (loss) on investments	(1.79)		(2.21)	3.04	4.51		(0.91)		(1.22)	1.22

Total from investment operations	(1.56)		(1.80)	3.51	5.20		(0.34)		(0.56)	1.87

Distributions to shareholders from:
Net investment income	(0.24)		(0.37)	(0.49)	(0.69)		(0.57)		(0.66)	(0.65)

Net asset value at end of period	$35.24		$37.04	$39.21	$36.19		$31.68		$32.59	$33.81

Market price at end of period(b)	$35.29		$37.04	$39.14	$36.23		$31.64		$32.59	$33.84

Net Asset Value Total Return(c)	(4.23)%		(4.60)%	9.82%	16.71%		(1.04)%		(1.63)%	5.76%
Market Price Total Return(c)	(4.09)%		(4.43)%	9.50%	16.98%		(1.17)%		(1.72)%	5.82%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$423,617		$414,835	$203,903	$179,124		$153,634		$187,393	$221,472
Ratio to average net assets of:
Expenses	0.25	%(d)	0.25%	0.25%	0.26	%(e)	0.25	%(d)	0.25%	0.25%
Net investment income	1.27	%(d)	1.12%	1.25%	2.13	%(e)	2.13	%(d)	2.02%	1.94%
Portfolio turnover rate(f)	5%		3%	9%	5%		5%		5%	6%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

96

Financial Highlights–(continued)

Invesco California AMT-Free Municipal Bond ETF (PWZ)

Six Months Ended February 28, 2022			Years Ended August 31,			Ten Months Ended August 31,		Years Ended October 31,
(Unaudited)			2021	2020	2019	2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$28.03		$27.64	$27.62	$25.86	$26.09		$26.15	$25.43

Net investment income(a)	0.30		0.64	0.67	0.67	0.54		0.65	0.74
Net realized and unrealized gain (loss) on investments	(1.18)		0.40	0.02	1.76	(0.23)		(0.07)	0.70

Total from investment operations	(0.88)		1.04	0.69	2.43	0.31		0.58	1.44

Distributions to shareholders from:
Net investment income	(0.31)		(0.65)	(0.67)	(0.67)	(0.53)		(0.65)	(0.75)
Return of capital	-		-	-	-	(0.01)		(0.01)	(0.01)

Total distributions	(0.31)		(0.65)	(0.67)	(0.67)	(0.54)		(0.66)	(0.76)

Transaction fees(a)	-		-	0.00 (b)	0.00 (b)	0.00	(b)	0.02	0.04

Net asset value at end of period	$26.84		$28.03	$27.64	$27.62	$25.86		$26.09	$26.15

Market price at end of period(c)	$26.83		$28.05	$27.58	$27.62	$25.83		$26.08	$26.21

Net Asset Value Total Return(d)	(3.18)%		3.80%	2.56%	9.58%	1.22%		2.36%	5.84%
Market Price Total Return(d)	(3.28)%		4.10%	2.34%	9.70%	1.15%		2.08%	5.79%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$598,575		$520,028	$451,918	$346,602	$250,796		$237,413	$189,620
Ratio to average net assets of:
Expenses	0.28	%(e)	0.28%	0.28%	0.28%	0.28	%(e)	0.28%	0.28%
Net investment income	2.17	%(e)	2.31%	2.46%	2.55%	2.49	%(e)	2.52%	2.81%
Portfolio turnover rate(f)	0	%(g)	7%	12%	13%	6%		24%	6%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(g)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

97

Financial Highlights–(continued)

Invesco CEF Income Composite ETF (PCEF)

Six Months Ended February 28, 2022			Years Ended August 31,			Ten Months Ended August 31,		Years Ended October 31,
(Unaudited)			2021	2020	2019	2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$24.61		$20.92	$22.35	$22.99	$23.96		$22.23	$21.91

Net investment income(a)(b)	0.86		0.98	1.35	1.18	1.26		1.13	1.30
Net realized and unrealized gain (loss) on investments	(2.75)		4.33	(1.05)	(0.19)	(0.84)		2.28	0.77

Total from investment operations	(1.89)		5.31	0.30	0.99	0.42		3.41	2.07

Distributions to shareholders from:
Net investment income	(0.79)		(1.62)	(1.73)	(1.63)	(1.39)		(1.13)	(1.34)
Return of capital	-		-	-	-	-		(0.55)	(0.41)

Total distributions	(0.79)		(1.62)	(1.73)	(1.63)	(1.39)		(1.68)	(1.75)

Net asset value at end of period	$21.93		$24.61	$20.92	$22.35	$22.99		$23.96	$22.23

Market price at end of period(c)	$21.87		$24.64	$20.91	$22.35	$23.01		$23.96	$22.23

Net Asset Value Total Return(d)	(7.82)%		26.36%	1.84%	4.72%	1.85%		15.86%	10.11%
Market Price Total Return(d)	(8.18)%		26.58%	1.80%	4.62%	1.94%		15.86%	10.41%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$851,635		$955,554	$756,106	$760,959	$723,177		$703,177	$642,473
Ratio to average net assets of:
Expenses(e)	0.50	%(f)	0.50%	0.50%	0.50%	0.50	%(f)	0.50%	0.50%
Net investment income(b)	7.34	%(f)	4.30%	6.36%	5.35%	6.53	%(f)	4.85%	5.99%
Portfolio turnover rate(g)	9%		25%	21%	20%	12%		15%	20%

(a)	Based on average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

98

Financial Highlights–(continued)

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)

Six Months Ended February 28, 2022			Years Ended August 31,			Ten Months Ended August 31,		Years Ended October 31,
(Unaudited)			2021	2020	2019	2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$19.59		$18.90	$19.06	$18.56	$19.08		$18.79	$18.25

Net investment income(a)	0.29		0.68	0.76	0.77	0.64		0.80	0.85
Net realized and unrealized gain (loss) on investments	(0.95)		0.71	(0.15)	0.51	(0.52)		0.29	0.54

Total from investment operations	(0.66)		1.39	0.61	1.28	0.12		1.09	1.39

Distributions to shareholders from:
Net investment income	(0.30)		(0.70)	(0.77)	(0.78)	(0.64)		(0.80)	(0.85)

Net asset value at end of period	$18.63		$19.59	$18.90	$19.06	$18.56		$19.08	$18.79

Market price at end of period(b)	$18.65		$19.61	$18.89	$19.07	$18.55		$19.07	$18.70

Net Asset Value Total Return(c)	(3.39)%		7.49%	3.38%	7.12%	0.70%		5.96%	7.97%
Market Price Total Return(c)	(3.38)%		7.66%	3.28%	7.25%	0.70%		6.42%	7.56%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$879,300		$834,635	$757,811	$760,546	$948,530		$1,197,922	$1,088,137
Ratio to average net assets of:
Expenses	0.50	%(d)	0.50%	0.50%	0.50%	0.50	%(d)	0.50%	0.50%
Net investment income	3.08	%(d)	3.55%	4.09%	4.18%	4.12	%(d)	4.23%	4.69%
Portfolio turnover rate(e)	23%		32%	35%	17%	12%		9%	14%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

99

Financial Highlights–(continued)

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)

	Six Months Ended February 28, 2022		Years Ended August 31,				Ten Months Ended August 31,		Years Ended October 31,
	(Unaudited)		2021	2020	2019		2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$27.03		$27.40	$26.33	$24.80		$25.63		$25.85	$25.24
Net investment income(a)	0.28		0.60	0.71	0.76		0.57		0.65	0.65

Net realized and unrealized gain (loss) on investments	(1.39)		(0.26)	1.07	1.53		(0.83)		(0.22)	0.62

Total from investment operations	(1.11)		0.34	1.78	2.29		(0.26)		0.43	1.27

Distributions to shareholders from:
Net investment income	(0.28)		(0.61)	(0.71)	(0.76)		(0.57)		(0.65)	(0.66)
Net realized gains	(0.29)		(0.10)	-	-		-		-	-
Return of capital	-		-	-	-		(0.00	)(b)	-	(0.00	)(b)

Total distributions	(0.57)		(0.71)	(0.71)	(0.76)		(0.57)		(0.65)	(0.66)

Net asset value at end of period	$25.35		$27.03	$27.40	$26.33		$24.80		$25.63	$25.85

Market price at end of period(c)	$25.33		$27.04	$27.39	$26.31		$24.80		$25.62	$25.87

Net Asset Value Total Return(d)	(4.18)%		1.25%	6.91%	9.45%		(1.01)%		1.73%	5.08%
Market Price Total Return(d)	(4.29)%		1.34%	6.95%	9.36%		(0.98)%		1.61%	5.03%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$40,553		$52,706	$63,030	$92,171		$106,620		$49,970	$58,154
Ratio to average net assets of:
Expenses	0.22	%(e)	0.22%	0.22%	0.23	%(f)	0.22	%(e)	0.22%	0.22%
Net investment income	2.13	%(e)	2.21%	2.68%	3.03	%(f)	2.77	%(e)	2.53%	2.55%
Portfolio turnover rate(g)	15%		34%	36%	28%		24%		42%	20%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

100

Financial Highlights–(continued)

Invesco National AMT-Free Municipal Bond ETF (PZA)

Six Months Ended February 28, 2022			Years Ended August 31,			Ten Months Ended August 31,		Years Ended October 31,
(Unaudited)			2021	2020	2019	2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$27.19		$26.74	$26.76	$25.11	$25.58		$25.69	$25.10

Net investment income(a)	0.30		0.63	0.68	0.76	0.65		0.77	0.82
Net realized and unrealized gain
(loss) on investments	(1.20)		0.46	(0.02)	1.65	(0.46)		(0.11)	0.57

Total from investment operations	(0.90)		1.09	0.66	2.41	0.19		0.66	1.39

Distributions to shareholders from:
Net investment income	(0.31)		(0.64)	(0.69)	(0.76)	(0.66)		(0.78)	(0.83)
Return of capital	-		-	-	-	-		-	(0.00	)(b)

Total distributions	(0.31)		(0.64)	(0.69)	(0.76)	(0.66)		(0.78)	(0.83)

Transaction fees(a)	-		0.00 (b)	0.01	0.00 (b)	0.00	(b)	0.01	0.03

Net asset value at end of period	$25.98		$27.19	$26.74	$26.76	$25.11		$25.58	$25.69

Market price at end of period(c)	$25.96		$27.21	$26.73	$26.80	$25.12		$25.55	$25.77

Net Asset Value Total Return(d)	(3.35)%		4.11%	2.60%	9.83%	0.77%		2.70%	5.71%
Market Price Total Return(d)	(3.49)%		4.23%	2.42%	9.96%	0.93%		2.25%	5.82%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,383,495		$2,470,368	$2,677,153	$2,005,998	$1,659,981		$1,611,258	$1,379,633
Ratio to average net assets of:
Expenses	0.28	%(e)	0.28%	0.28%	0.28%	0.28	%(e)	0.28%	0.28%
Net investment income	2.28	%(e)	2.32%	2.59%	2.99%	3.10	%(e)	3.06%	3.17%
Portfolio turnover rate(f)	1%		10%	15%	11%	8%		23%	6%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

101

Financial Highlights–(continued)

Invesco New York AMT-Free Municipal Bond ETF (PZT)

	Six Months Ended February 28, 2022		Years Ended August 31,				Ten Months Ended August 31,		Years Ended October 31,
	(Unaudited)		2021	2020	2019		2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$26.31		$25.67	$25.68	$23.99		$24.47		$24.64	$24.14

Net investment income(a)	0.29		0.61	0.67	0.69		0.58		0.73	0.81
Net realized and unrealized gain (loss) on investments	(1.21)		0.66	(0.01)	1.70		(0.47)		(0.17)	0.51

Total from investment operations	(0.92)		1.27	0.66	2.39		0.11		0.56	1.32

Distributions to shareholders from:
Net investment income	(0.29)		(0.63)	(0.67)	(0.70)		(0.59)		(0.73)	(0.81)
Net realized gains	(0.12)		-	-	-		-		-	-
Return of capital	-		-	-	-		-		-	(0.01)

Total distributions	(0.41)		(0.63)	(0.67)	(0.70)		(0.59)		(0.73)	(0.82)

Net asset value at end of period	$24.98		$26.31	$25.67	$25.68		$23.99		$24.47	$24.64

Market price at end of period(b)	$24.93		$26.29	$25.73	$25.70		$23.92		$24.53	$24.67

Net Asset Value Total Return(c)	(3.53)%		5.00%	2.66%	10.17%		0.46%		2.37%	5.50%
Market Price Total Return(c)	(3.66)%		4.66%	2.83%	10.58%		(0.08)%		2.49%	6.02%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$113,673		$121,015	$98,829	$79,601		$63,577		$66,061	$64,063
Ratio to average net assets of:
Expenses	0.28	%(d)	0.28%	0.28%	0.29	%(e)	0.28	%(d)	0.28%	0.28%
Net investment income	2.23	%(d)	2.35%	2.64%	2.84	%(e)	2.89	%(d)	3.01%	3.26%
Portfolio turnover rate(f)	3%		15%	12%	11%		7%		22%	21%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

102

Financial Highlights–(continued)

Invesco Preferred ETF (PGX)

Six Months Ended February 28, 2022			Years Ended August 31,						Ten Months Ended August 31,		Years Ended October 31,
(Unaudited)			2021		2020		2019		2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$15.11		$14.86		$14.93		$14.60		$14.97		$14.96	$14.78

Net investment income(a)	0.34		0.73		0.75		0.78		0.71		0.84	0.84
Net realized and unrealized gain (loss) on investments	(1.44)		0.26		(0.06)		0.36		(0.40)		0.02	0.20

Total from investment operations	(1.10)		0.99		0.69		1.14		0.31		0.86	1.04

Distributions to shareholders from:
Net investment income	(0.34)		(0.74)		(0.76)		(0.81)		(0.68)		(0.85)	(0.86)

Net asset value at end of period	$13.67		$15.11		$14.86		$14.93		$14.60		$14.97	$14.96

Market price at end of period(b)	$13.71		$15.12		$14.91		$14.97		$14.62		$14.96	$15.00

Net Asset Value Total Return(c)	(7.38)%		6.81%		4.98%		8.23%		2.18%		5.97%	7.22%
Market Price Total Return(c)	(7.17)%		6.52%		5.04%		8.37%		2.39%		5.60%	7.36%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$6,731,209		$7,459,245		$6,260,956		$5,352,615		$5,378,011		$5,333,535	$4,730,845
Ratio to average net assets of:
Expenses	0.50	%(d)(e)	0.50	%(e)	0.50	%(e)	0.50	%(e)	0.50	%(d)(e)	0.50%	0.50%
Net investment income	4.68	%(d)(e)	4.89	%(e)	5.20	%(e)	5.45	%(e)	5.83	%(d)(e)	5.66%	5.63%
Portfolio turnover rate(f)	8%		25%		18%		15%		16%		10%	14%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

103

Financial Highlights–(continued)

Invesco Taxable Municipal Bond ETF (BAB)

Six Months Ended February 28, 2022			Years Ended August 31,				Ten Months Ended August 31,		Years Ended October 31,
(Unaudited)			2021		2020	2019	2018		2017		2016
Per Share Operating Performance:
Net asset value at beginning of period	$33.55		$33.40		$32.83	$29.66	$30.38		$30.68		$29.11

Net investment income(a)	0.42		0.85		1.07	1.23	1.01		1.21		1.26
Net realized and unrealized gain (loss) on investments	(1.86)		0.16		0.58	3.14	(0.72)		(0.32)		1.54

Total from investment operations	(1.44)		1.01		1.65	4.37	0.29		0.89		2.80

Distributions to shareholders from:
Net investment income	(0.43)		(0.86)		(1.10)	(1.23)	(1.02)		(1.21)		(1.27)

Transaction fees(a)	0.01		-		0.02	0.03	0.01		0.02		0.04

Net asset value at end of period	$31.69		$33.55		$33.40	$32.83	$29.66		$30.38		$30.68

Market price at end of period(b)	$31.43		$33.46		$33.41	$32.97	$29.51		$30.45		$30.74

Net Asset Value Total Return(c)	(4.32)%		3.08%		5.28%	15.31%	1.02%		3.14%		9.93%
Market Price Total Return(c)	(4.83)%		2.78%		4.88%	16.39%	0.29%		3.19%		9.90%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,277,118		$2,365,476		$2,005,861	$1,308,223	$938,871		$972,235		$1,070,679
Ratio to average net assets of:
Expenses, after Waivers	0.28	%(d)	0.28	%(e)	0.27%	0.28%	0.28	%(d)	0.28	%(e)	0.27%
Expenses, prior to Waivers	0.28	%(d)	0.28	%(e)	0.28%	0.28%	0.28	%(d)	0.28	%(e)	0.27%
Net investment income	2.58	%(d)	2.58	%(e)	3.32%	4.06%	4.06	%(d)	4.05	%(e)	4.14%
Portfolio turnover rate(f)	2%		5%		18%	7%	4%		6%		0	%(g)

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended October 31, 2017, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

(g)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

104

Financial Highlights–(continued)

Invesco Treasury Collateral ETF (CLTL)

	Six Months Ended February 28, 2022		Years Ended August 31,			Ten Months Ended August 31,		For the Period January 10, 2017(a) Through October 31,
	(Unaudited)		2021	2020	2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$105.67		$105.77	$105.60	$105.48	$105.93		$105.35

Net investment income(b)	0.01		0.09	1.27	2.39	1.28		0.66
Net realized and unrealized gain (loss) on investments	(0.11)		(0.06)	0.37	0.16	0.00	(c)	(0.08)

Total from investment operations	(0.10)		0.03	1.64	2.55	1.28		0.58

Distributions to shareholders from:
Net investment income	-		(0.09)	(1.45)	(2.43)	(1.73)		-
Net realized gains	(0.02)		(0.04)	(0.02)	-	-		-

Total distributions	(0.02)		(0.13)	(1.47)	(2.43)	(1.73)		-

Net asset value at end of period	$105.55		$105.67	$105.77	$105.60	$105.48		$105.93

Market price at end of period(d)	$105.56		$105.68	$105.78	$105.62	$105.54		$105.94

Net Asset Value Total Return(e)	(0.10)%		0.03%	1.56%	2.44%	1.22%		0.55	%(f)
Market Price Total Return(e)	(0.09)%		0.04%	1.55%	2.41%	1.27%		0.56	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$613,230		$667,805	$938,170	$547,018	$468,323		$454,429
Ratio to average net assets of:
Expenses	0.08	%(g)	0.08%	0.08%	0.08%	0.08	%(g)	0.08	%(g)
Net investment income	0.01	%(g)	0.09%	1.20%	2.27%	1.45	%(g)	0.77	%(g)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (January 12, 2017, the first day of trading on the Exchange) to October 31, 2017 was 0.55%. The market price total return from Fund Inception to October 31, 2017 was 0.54%.

(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

105

Financial Highlights–(continued)

Invesco Variable Rate Preferred ETF (VRP)

Six Months Ended February 28, 2022			Years Ended August 31,			Ten Months Ended August 31,		Years Ended October 31,
(Unaudited)			2021	2020	2019	2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$26.30		$24.96	$25.28	$25.14	$25.87		$25.33	$24.36

Net investment income(a)	0.51		1.07	1.13	1.14	0.91		1.21	1.23
Net realized and unrealized gain (loss) on investments	(1.66)		1.38	(0.31)	0.33	(0.66)		0.56	0.98

Total from investment operations	(1.15)		2.45	0.82	1.47	0.25		1.77	2.21

Distributions to shareholders from:
Net investment income	(0.55)		(1.11)	(1.14)	(1.33)	(0.98)		(1.23)	(1.24)

Net asset value at end of period	$24.60		$26.30	$24.96	$25.28	$25.14		$25.87	$25.33

Market price at end of period(b)	$24.65		$26.38	$25.01	$25.33	$25.11		$25.94	$25.42

Net Asset Value Total Return(c)	(4.44)%		10.00%	3.48%	6.17%	1.01%		7.18%	9.43%
Market Price Total Return(c)	(4.54)%		10.11%	3.51%	6.52%	0.62%		7.08%	9.63%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,021,826		$1,930,424	$1,472,807	$1,529,601	$2,192,114		$1,890,954	$899,060
Ratio to average net assets of:
Expenses	0.50	%(d)	0.50%	0.50%	0.50%	0.50	%(d)	0.50%	0.50%
Net investment income	3.98	%(d)	4.14%	4.61%	4.63%	4.31	%(d)	4.72%	5.03%
Portfolio turnover rate(e)	4%		15%	22%	13%	7%		4%	17%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco VRDO Tax-Free ETF (PVI)

Six Months Ended February 28, 2022			Years Ended August 31,						Ten Months Ended August 31,		Years Ended October 31,
(Unaudited)			2021		2020		2019		2018		2017		2016
Per Share Operating Performance:
Net asset value at beginning of period	$24.88		$24.93		$24.93		$24.93		$24.93		$24.93		$24.93

Net investment income (loss)(a)	(0.02)		(0.05)		0.17		0.31		0.20		0.13		0.02
Net realized and unrealized gain on investments	-		0.00	(b)	(0.00	)(b)	-		-		(0.00	)(b)	-

Total from investment operations	(0.02)		(0.05)		0.17		0.31		0.20		0.13		0.02

Distributions to shareholders from:
Net investment income	(0.00	)(b)	(0.00	)(b)	(0.17)		(0.31)		(0.20)		(0.13)		(0.02)
Return of capital	-		-		-		-		-		(0.00	)(b)	(0.00	)(b)

Total distributions	(0.00	)(b)	(0.00	)(b)	(0.17)		(0.31)		(0.20)		(0.13)		(0.02)

Net asset value at end of period	$24.86		$24.88		$24.93		$24.93		$24.93		$24.93		$24.93

Market price at end of period(c)	$24.87		$24.88		$24.93		$24.96		$24.93		$24.93		$24.91

Net Asset Value Total Return(d)	(0.08)%		(0.20)%		0.69%		1.26%		0.82%		0.51%		0.07%
Market Price Total Return(d)	(0.04)%		(0.20)%		0.58%		1.38%		0.82%		0.59%		(0.01)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$45,987		$48,518		$49,855		$57,338		$62,327		$83,512		$59,831
Ratio to average net assets of:
Expenses	0.25	%(e)	0.25%		0.25%		0.26	%(f)	0.25	%(e)	0.25%		0.25%
Net investment income (loss)	(0.19	)%(e)	(0.19)%		0.70%		1.25	%(f)	0.98	%(e)	0.51%		0.06%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 28, 2022

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco 1-30 Laddered Treasury ETF (PLW)	“1-30 Laddered Treasury ETF”

Invesco California AMT-Free Municipal Bond ETF (PWZ)	“California AMT-Free Municipal Bond ETF”

Invesco CEF Income Composite ETF (PCEF)	“CEF Income Composite ETF”

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)	“Fundamental High Yield® Corporate Bond ETF”

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)	“Fundamental Investment Grade Corporate Bond ETF”

Invesco National AMT-Free Municipal Bond ETF (PZA)	“National AMT-Free Municipal Bond ETF”

Invesco New York AMT-Free Municipal Bond ETF (PZT)	“New York AMT-Free Municipal Bond ETF”

Invesco Preferred ETF (PGX)	“Preferred ETF”

Invesco Taxable Municipal Bond ETF (BAB)	“Taxable Municipal Bond ETF”

Invesco Treasury Collateral ETF (CLTL)	“Treasury Collateral ETF”

Invesco Variable Rate Preferred ETF (VRP)	“Variable Rate Preferred ETF”

Invesco VRDO Tax-Free ETF (PVI)	“VRDO Tax-Free ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Shares of 1-30 Laddered Treasury ETF, which are listed and traded on The Nasdaq Stock Market.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units of 1-30 Laddered Treasury ETF, CEF Income Composite ETF, Fundamental High Yield® Corporate Bond ETF, Fundamental Investment Grade Corporate Bond ETF, Preferred ETF, Treasury Collateral ETF and Variable Rate Preferred ETF are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Creation Units of California AMT-Free Municipal Bond ETF, National AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF, Taxable Municipal Bond ETF and VRDO Tax-Free ETF are issued and redeemed principally in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

To provide enhanced daily liquidity, Treasury Collateral ETF determines its NAV twice each day, at 12:00 p.m. ET and 4:00 p.m. ET. The Fund provides same-day settlement for creation/redemption trades in the primary market for any trades placed before the initial daily NAV strike.

CEF Income Composite ETF is a “fund of funds,” in that it invests in other funds (“Underlying Funds”). Each Underlying Fund’s accounting policies are outlined in that Underlying Fund’s financial statements and are publicly available.

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The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

1-30 Laddered Treasury ETF	Ryan/NASDAQ U.S. 1-30 Year Treasury Laddered Index

California AMT-Free Municipal Bond ETF	ICE BofA California Long-Term Core Plus Municipal Securities Index

CEF Income Composite ETF	S-Network Composite Closed-End Fund IndexSM

Fundamental High Yield® Corporate Bond ETF	RAFI® Bonds U.S. High Yield 1-10 Index

Fundamental Investment Grade Corporate Bond ETF	RAFI® Bonds U.S. Investment Grade 1-10 Index

National AMT-Free Municipal Bond ETF	ICE BofA National Long-Term Core Plus Municipal Securities Index

New York AMT-Free Municipal Bond ETF	ICE BofA New York Long-Term Core Plus Municipal Securities Index

Preferred ETF	ICE BofA Core Plus Fixed Rate Preferred Securities Index

Taxable Municipal Bond ETF	ICE BofA US Taxable Municipal Securities Plus Index

Treasury Collateral ETF	ICE U.S. Treasury Short Bond Index

Variable Rate Preferred ETF	ICE Variable Rate Preferred & Hybrid Securities Index

VRDO Tax-Free ETF	ICE US Municipal AMT-Free VRDO Constrained Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value

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will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized

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taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in each Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including payments to Invesco Advisers, Inc. (the “Sub-Adviser”) for Treasury Collateral ETF and, for each Fund, the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the

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borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

On September 14, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, to serve as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also continues to serve as a lending agent. Prior to September 14, 2021, BNYM served as the sole securities lending agent for each Fund under the securities lending program. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the period September 14, 2021 through February 28, 2022, CEF Income Composite ETF, Preferred ETF and Variable Rate Preferred ETF had affiliated securities lending transactions with Invesco. The CEF Income Composite ETF, Preferred ETF and Variable Rate Preferred ETF paid Invesco $31,263, $15,180 and $6,918 in fees for securities lending agent services.

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

K.	Other Risks

ADR Risk. Certain Funds may invest in American Depositary Receipts (“ADRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.

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Cash Transaction Risk. Most exchange-traded funds (“ETFs”) generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, certain Funds currently intend to effect creations and redemptions principally for cash, rather than principally in-kind, because of the nature of the Fund’s investments. As such, each Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, a Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of each Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between each Fund and conventional ETFs.

Changing Global Fixed-Income Market Conditions Risk. The historically low interest rate environment observed over the past several years was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at, near or below zero. In recent years, the FRB and certain foreign central banks began “tapering” their quantitative easing programs, leading to fluctuations in the Federal Funds Rate and equivalent foreign rates. However, in response to the impact of the COVID-19 pandemic, in March 2020 the FRB announced cuts to the Federal Funds Rate and a new round of quantitative easing. Because there is little precedent for this situation, it is difficult to predict the impact of these rate changes and any future rate changes on various markets. Any additional changes to the monetary policy by the FRB and foreign central banks or other regulatory actions may affect interest rates and/or reduce liquidity for fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of a Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase a Fund’s portfolio turnover rate and transaction costs.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.

Foreign Fixed-Income Investment Risk. For certain Funds, investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities including, among others, greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact a Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.

Fund of Funds Risk. Because CEF Income Composite ETF invests primarily in other funds, its investment performance largely depends on the investment performance of the Underlying Funds in which it invests. An investment in the Fund is subject to the risks associated with the Underlying Funds that comprise its Underlying Index. In addition, at times, certain of the segments of the market represented by Underlying Funds in which the Fund invests may be out of favor and underperform other segments. The Fund will pay indirectly a proportional share of the fees and expenses of the Underlying Funds in which it invests, including their investment advisory and administration fees, while continuing to pay its own unitary management fee.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or

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viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

LIBOR Risk. The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (FCA), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. Although the publication of most LIBOR rates ceased at the end of 2021, a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates.

There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If a Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Mortgage-Backed and Asset-Backed Securities Risk. For certain Funds, investments in mortgage- and asset-backed securities are subject to call (prepayment) risk, reinvestment risk and extension risk. In addition, these securities are susceptible to an unexpectedly high rate of defaults on the mortgages held by a mortgage pool, which may adversely affect their value. The risk of such defaults depends on the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. For example, the risk of default generally is higher in the case of mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely mortgage payments.

Municipal Insurance Risk. A portion of the municipal securities that certain Funds hold may be covered by insurance that guarantees the bond’s scheduled payment of interest and repayment of principal. Municipal security insurance does not insure against market fluctuations or fluctuations in a Fund’s Share price. In addition, a municipal security insurance policy will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond, or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity.

Municipal Securities Risk. Certain Funds invest in municipal securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal securities to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. If the Internal Revenue Service (“IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Because certain Funds issue and redeem Creation Units principally for cash, such Funds will incur higher costs in buying and selling securities than if they issued and redeemed Creation Units in-kind. Additionally, a Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

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Non-Diversified Fund Risk. Because California AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF and Variable Rate Preferred ETF are non-diversified and can invest a greater portion of their respective assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Not a Money Market Fund. Treasury Collateral ETF is not a money market fund and is not subject to the strict rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal circumstances, the Fund’s investments may be more susceptible than a money market fund’s investments to credit risk, interest rate risk, valuation risk and other risks relevant to the Fund’s investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, and it is possible for the Fund to lose money. The Fund does not seek to maintain a stable NAV of $1.00 per share.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If a Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received any income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities.

Risks of Investing in Closed-End Funds. For CEF Income Composite ETF, the shares of closed-end funds may trade at a discount or premium to, or at, their NAV. To the extent that the Fund invests a portion of its assets in closed-end funds, those assets will be subject to the risks of the closed-end fund’s portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, the expenses of the closed-end fund. The securities of closed-end funds in which the Fund may invest may be leveraged. As a result, the Fund may be exposed indirectly to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the Shares) will be diminished.

Sampling Risk. Certain Funds’ use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Tax Risk. There is no guarantee that the income from certain Funds will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after a Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by a Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

U.S. Government Obligation Risk. Certain Funds may invest in U.S. government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. U.S. Government securities include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market

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quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty.

The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services, and for Treasury Collateral ETF, the oversight of the Sub-Adviser.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees
(as a % of average daily net assets)

1-30 Laddered Treasury ETF	0.25%

California AMT-Free Municipal Bond ETF	0.28%

CEF Income Composite ETF	0.50%

Fundamental High Yield® Corporate Bond ETF	0.50%

Fundamental Investment Grade Corporate Bond ETF	0.22%

National AMT-Free Municipal Bond ETF	0.28%

New York AMT-Free Municipal Bond ETF	0.28%

Preferred ETF	0.50%

Taxable Municipal Bond ETF	0.28%

Treasury Collateral ETF	0.08%

Variable Rate Preferred ETF	0.50%

VRDO Tax-Free ETF	0.25%

Further, through at least August 31, 2023, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended February 28, 2022, no fees were waived.

For Treasury Collateral ETF, the Adviser has entered into a sub-advisory agreement with the Sub-Adviser. The sub-advisory fee is paid by the Adviser to the Sub-Adviser at the annual rate of 40% of compensation paid to the Adviser from the Fund.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

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The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

1-30 Laddered Treasury ETF	Nasdaq, Inc.

California AMT-Free Municipal Bond ETF	ICE Data Indices, LLC

CEF Income Composite ETF	S-Network Global Indexes, LLC

Fundamental High Yield® Corporate Bond ETF	Research Affiliates®

Fundamental Investment Grade Corporate Bond ETF	Research Affiliates®

National AMT-Free Municipal Bond ETF	ICE Data Indices, LLC

New York AMT-Free Municipal Bond ETF	ICE Data Indices, LLC

Preferred ETF	ICE Data Indices, LLC

Taxable Municipal Bond ETF	ICE Data Indices, LLC

Treasury Collateral ETF	ICE Data Indices, LLC

Variable Rate Preferred ETF	ICE Data Indices, LLC

VRDO Tax-Free ETF	ICE Data Indices, LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended February 28, 2022, the following Fund incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Fund, as listed below:

CEF Income Composite ETF	$4,269

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2022, for each Fund (except for 1-30 Laddered Treasury ETF, California AMT-Free Municipal Bond ETF, National AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF and VRDO Tax-Free ETF). As of February 28, 2022, all of the securities in 1-30 Laddered Treasury ETF, California AMT-Free Municipal Bond ETF, National AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF and VRDO Tax-Free ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

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	Level 1	Level 2	Level 3	Total

CEF Income Composite ETF

Investments in Securities

Closed-End Funds	$852,186,266	$-	$-	$852,186,266

Money Market Funds	-	11,423,859	-	11,423,859

Total Investments	$852,186,266	$11,423,859	$-	$863,610,125

Fundamental High Yield® Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$860,092,882	$-	$860,092,882

Money Market Funds	16,078,734	269,847,770	-	285,926,504

Total Investments	$16,078,734	$1,129,940,652	$-	$1,146,019,386

Fundamental Investment Grade Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$40,218,019	$-	$40,218,019

Money Market Funds	99,537	7,001,436	-	7,100,973

Total Investments	$99,537	$47,219,455	$-	$47,318,992

Preferred ETF

Investments in Securities

Preferred Stocks	$6,712,594,036	$-	$-	$6,712,594,036

Money Market Funds	-	134,302,884	-	134,302,884

Total Investments	$6,712,594,036	$134,302,884	$-	$6,846,896,920

Taxable Municipal Bond ETF

Investments in Securities

Municipal Obligations	$-	$2,189,148,082	$-	$2,189,148,082

U.S. Dollar Denominated Bonds & Notes	-	48,099,748	-	48,099,748

Money Market Funds	20,990,146	-	-	20,990,146

Total Investments	$20,990,146	$2,237,247,830	$-	$2,258,237,976

Treasury Collateral ETF

Investments in Securities

U.S. Treasury Securities	$-	$612,382,658	$-	$612,382,658

Money Market Funds	142,601	-	-	142,601

Total Investments	$142,601	$612,382,658	$-	$612,525,259

Variable Rate Preferred ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$1,424,469,212	$-	$1,424,469,212

Preferred Stocks	437,015,801	136,339,666	-	573,355,467

Money Market Funds	16,526,124	176,248,922	-	192,775,046

Total Investments	$453,541,925	$1,737,057,800	$-	$2,190,599,725

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

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The Funds had capital loss carryforwards as of August 31, 2021, as follows:

	No expiration
	Short-Term	Long-Term	Total*

1-30 Laddered Treasury ETF	$219,610	$-	$219,610

California AMT-Free Municipal Bond ETF	255,013	34,393	289,406

CEF Income Composite ETF	5,346,496	36,268,955	41,615,451

Fundamental High Yield® Corporate Bond ETF	15,015,105	24,805,027	39,820,132

Fundamental Investment Grade Corporate Bond ETF	-	-	-

National AMT-Free Municipal Bond ETF	9,229,067	318,269	9,547,336

New York AMT-Free Municipal Bond ETF	-	-	-

Preferred ETF	31,908,129	181,720,781	213,628,910

Taxable Municipal Bond ETF	3,763,899	1,268,662	5,032,561

Treasury Collateral ETF	-	-	-

Variable Rate Preferred ETF	5,877,726	24,504,697	30,382,423

VRDO Tax-Free ETF	-	-	-

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six months ended February 28, 2022, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

1-30 Laddered Treasury ETF	$-	$-

California AMT-Free Municipal Bond ETF	135,024,585	1,820,000

CEF Income Composite ETF	91,785,887	85,166,239

Fundamental High Yield® Corporate Bond ETF	200,782,701	202,494,512

Fundamental Investment Grade Corporate Bond ETF	6,771,079	7,072,740

National AMT-Free Municipal Bond ETF	207,554,196	22,251,193

New York AMT-Free Municipal Bond ETF	4,929,853	2,872,626

Preferred ETF	580,046,915	577,361,773

Taxable Municipal Bond ETF	226,339,744	50,245,071

Treasury Collateral ETF	-	-

Variable Rate Preferred ETF	95,479,759	88,889,250

VRDO Tax-Free ETF	-	-

For the six months ended February 28, 2022, the cost of securities purchased and proceeds from sales of U.S. Government obligations (other than short-term securities, money market funds and in-kind transactions) were as follows:

	Purchases	Sales

1-30 Laddered Treasury ETF	$33,937,259	$19,025,858

Treasury Collateral ETF	-	-

For the six months ended February 28, 2022, in-kind transactions associated with creations and redemptions were as follows:

	In-kind	In-kind
	Purchases	Sales

1-30 Laddered Treasury ETF	$59,166,264	$31,082,823

California AMT-Free Municipal Bond ETF	-	43,562,886

CEF Income Composite ETF	64,730,422	62,159,860

Fundamental High Yield® Corporate Bond ETF	286,316,798	176,874,565

Fundamental Investment Grade Corporate Bond ETF	-	9,159,225

National AMT-Free Municipal Bond ETF	-	127,498,950

New York AMT-Free Municipal Bond ETF	-	3,538,456

Preferred ETF	363,744,551	373,174,022

Taxable Municipal Bond ETF	-	138,061,123

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	In-kind	In-kind
	Purchases	Sales

Treasury Collateral ETF	$43,197,731	$58,197,559

Variable Rate Preferred ETF	231,201,626	16,468,469

VRDO Tax-Free ETF	-	-

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At February 28, 2022, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost

1-30 Laddered Treasury ETF	$607,855	$(12,872,662)	$(12,264,807)	$481,662,272

California AMT-Free Municipal Bond ETF	17,560,851	(7,747,007)	9,813,844	563,149,475

CEF Income Composite ETF	54,527,707	(68,848,374)	(14,320,667)	877,930,792

Fundamental High Yield® Corporate Bond ETF	3,643,691	(28,813,212)	(25,169,521)	1,171,188,907

Fundamental Investment Grade Corporate Bond ETF	457,048	(1,065,045)	(607,997)	47,926,989

National AMT-Free Municipal Bond ETF	70,002,428	(40,179,051)	29,823,377	2,317,385,930

New York AMT-Free Municipal Bond ETF	2,991,243	(1,762,863)	1,228,380	110,221,789

Preferred ETF	6,724,759	(504,879,502)	(498,154,743)	7,345,051,663

Taxable Municipal Bond ETF	101,094,575	(49,464,985)	51,629,590	2,206,608,386

Treasury Collateral ETF	223	(609,833)	(609,610)	613,134,869

Variable Rate Preferred ETF	5,240,736	(88,823,674)	(83,582,938)	2,274,182,663

VRDO Tax-Free ETF	-	-	-	44,235,000

NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. For 1-30 Laddered Treasury ETF, CEF Income Composite ETF, Fundamental High Yield® Corporate Bond ETF, Fundamental Investment Grade Corporate Bond ETF, Preferred ETF, Treasury Collateral ETF and Variable Rate Preferred ETF, such transactions are generally in exchange for Deposit Securities. However, for such Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. For California AMT-Free Municipal Bond ETF, National AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF, Taxable Municipal Bond ETF and VRDO Tax-Free ETF, such transactions are principally in exchange for the deposit or delivery of cash.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

120

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2022.

In addition to the fees and expenses which the Invesco CEF Income Composite ETF and Invesco Preferred ETF (collectively the “Portfolios”) bear directly, the Portfolios indirectly bear a pro rata share of the fees and expenses of the investment companies in which the Portfolios invest. The amount of fees and expenses incurred indirectly by the Portfolios will vary because the investment companies have varied expenses and fee levels and the Portfolios may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolios. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolios invest in. The effect of the estimated investment companies’ expenses that the Portfolios bear indirectly is included in each Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	September 1, 2021	February 28, 2022	Six-Month Period	Six-Month Period(1)

Invesco 1-30 Laddered Treasury ETF (PLW)

Actual	$1,000.00	$957.70	0.25%	$1.21

Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25

Invesco California AMT-Free Municipal Bond ETF (PWZ)

Actual	1,000.00	968.20	0.28	1.37

Hypothetical (5% return before expenses)	1,000.00	1,023.41	0.28	1.40

121

Calculating your ongoing Fund expenses–(continued)

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	September 1, 2021	February 28, 2022	Six-Month Period	Six-Month Period(1)

Invesco CEF Income Composite ETF (PCEF)

Actual	$1,000.00	$921.80	0.50%	$2.38

Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)

Actual	1,000.00	966.10	0.50	2.44

Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)

Actual	1,000.00	958.20	0.22	1.07

Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.22	1.10

Invesco National AMT-Free Municipal Bond ETF (PZA)

Actual	1,000.00	966.50	0.28	1.37

Hypothetical (5% return before expenses)	1,000.00	1,023.41	0.28	1.40

Invesco New York AMT-Free Municipal Bond ETF (PZT)

Actual	1,000.00	964.70	0.28	1.36

Hypothetical (5% return before expenses)	1,000.00	1,023.41	0.28	1.40

Invesco Preferred ETF (PGX)

Actual	1,000.00	926.20	0.50	2.39

Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51

Invesco Taxable Municipal Bond ETF (BAB)

Actual	1,000.00	956.80	0.28	1.36

Hypothetical (5% return before expenses)	1,000.00	1,023.41	0.28	1.40

Invesco Treasury Collateral ETF (CLTL)

Actual	1,000.00	999.00	0.08	0.40

Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.08	0.40

Invesco Variable Rate Preferred ETF (VRP)

Actual	1,000.00	955.60	0.50	2.42

Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51

Invesco VRDO Tax-Free ETF (PVI)

Actual	1,000.00	999.20	0.25	1.24

Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2022. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

122

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2022 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-TRST2-FINC-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

February 28, 2022

RSPE	Invesco ESG S&P 500 Equal Weight ETF

USEQ	Invesco Russell 1000 Enhanced Equal Weight ETF

EQAL	Invesco Russell 1000 Equal Weight ETF

USLB	Invesco Russell 1000 Low Beta Equal Weight ETF

SPVU	Invesco S&P 500 Enhanced Value ETF

XRLV	Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF

SPHB	Invesco S&P 500® High Beta ETF

SPHD	Invesco S&P 500® High Dividend Low Volatility ETF

SPLV	Invesco S&P 500® Low Volatility ETF

SPMV	Invesco S&P 500 Minimum Variance ETF

SPMO	Invesco S&P 500 Momentum ETF

QVML	Invesco S&P 500 QVM Multi-factor ETF

QVMM	Invesco S&P MidCap 400 QVM Multi-factor ETF

XMLV	Invesco S&P MidCap Low Volatility ETF

QVMS	Invesco S&P SmallCap 600 QVM Multi-factor ETF

XSHD	Invesco S&P SmallCap High Dividend Low Volatility ETF

XSLV	Invesco S&P SmallCap Low Volatility ETF

XSHQ	Invesco S&P SmallCap Quality ETF

2

Invesco ESG S&P 500 Equal Weight ETF (RSPE)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-5.31%
Activision Blizzard, Inc.	457	$37,246
Alphabet, Inc., Class A(b)	5	13,506
Alphabet, Inc., Class C(b)	4	10,791
AT&T, Inc.	1,168	27,670
Comcast Corp., Class A	553	25,858
Electronic Arts, Inc.	214	27,839
Interpublic Group of Cos., Inc. (The)	747	27,490
Take-Two Interactive Software, Inc.(b)	159	25,758
Verizon Communications, Inc.	536	28,767
Walt Disney Co. (The)(b)	177	26,277

		251,202

Consumer Discretionary-11.80%
Aptiv PLC(b)	159	20,581
Best Buy Co., Inc.	253	24,450
Booking Holdings, Inc.(b)	12	26,067
Dollar Tree, Inc.(b)	195	27,706
eBay, Inc.	403	22,000
Etsy, Inc.(b)	110	17,038
General Motors Co.(b)	445	20,790
Hasbro, Inc.	268	26,009
Hilton Worldwide Holdings, Inc.(b)	188	27,986
Home Depot, Inc. (The)	66	20,845
Lowe’s Cos., Inc.	105	23,211
Marriott International, Inc., Class A(b)	172	29,264
McDonald’s Corp.	104	25,456
Newell Brands, Inc.	1,185	28,144
NIKE, Inc., Class B	159	21,711
PVH Corp.	259	25,354
Royal Caribbean Cruises Ltd.(b)(c)	359	28,979
Starbucks Corp.	233	21,387
Tapestry, Inc.	622	25,440
Target Corp.	113	22,574
TJX Cos., Inc. (The)	364	24,060
Whirlpool Corp.	119	23,951
Yum! Brands, Inc.	206	25,251

		558,254

Consumer Staples-7.23%
Campbell Soup Co.	647	29,095
Colgate-Palmolive Co.	348	26,779
General Mills, Inc.	422	28,455
Hershey Co. (The)	148	29,934
Kellogg Co.	437	27,942
Kraft Heinz Co. (The)	817	32,043
Kroger Co. (The)	632	29,578
McCormick & Co., Inc.	305	29,027
Mondelez International, Inc., Class A	445	29,139
PepsiCo, Inc.	163	26,690
Procter & Gamble Co. (The)	178	27,748
Walgreens Boots Alliance, Inc.	558	25,718

		342,148

Financials-14.72%
Aflac, Inc.	477	29,140
Allstate Corp. (The)	248	30,345
American Express Co.	160	31,126
Bank of America Corp.	613	27,095

	Shares	Value
Financials-(continued)
Bank of New York Mellon Corp. (The)	481	$25,565
Capital One Financial Corp.	182	27,895
Chubb Ltd.	143	29,121
Citigroup, Inc.	433	25,647
Comerica, Inc.	320	30,557
Fifth Third BanCorp	616	29,469
Hartford Financial Services Group, Inc. (The)	395	27,445
Invesco Ltd.(d)	1,147	24,362
JPMorgan Chase & Co.	168	23,822
KeyCorp.	1,172	29,382
Lincoln National Corp.	399	26,901
MetLife, Inc.	447	30,195
Moody’s Corp.	68	21,898
Morgan Stanley	267	24,228
Nasdaq, Inc.	131	22,421
Northern Trust Corp.	227	25,855
Principal Financial Group, Inc.	378	26,702
Regions Financial Corp.	1,196	28,931
S&P Global, Inc.	115	43,166
State Street Corp.	291	24,831
Travelers Cos., Inc. (The)	176	30,242

		696,341

Health Care-13.67%
Abbott Laboratories	205	24,727
AbbVie, Inc.	222	32,805
Agilent Technologies, Inc.	173	22,552
Amgen, Inc.(c)	127	28,763
Anthem, Inc.	65	29,370
Baxter International, Inc.	336	28,550
Becton, Dickinson and Co.	110	29,841
Biogen, Inc.(b)	115	24,266
Boston Scientific Corp.(b)	650	28,710
Cardinal Health, Inc.	561	30,300
Cigna Corp.	130	30,911
CVS Health Corp.	291	30,162
DaVita, Inc.(b)	258	29,095
Edwards Lifesciences Corp.(b)	227	25,508
Gilead Sciences, Inc.	388	23,435
Hologic, Inc.(b)	356	25,336
Humana, Inc.	62	26,928
Illumina, Inc.(b)	72	23,515
Medtronic PLC	241	25,303
Merck & Co., Inc.	370	28,335
Quest Diagnostics, Inc.	169	22,185
Regeneron Pharmaceuticals, Inc.(b)	41	25,353
Thermo Fisher Scientific, Inc.	42	22,848
UnitedHealth Group, Inc.	58	27,600

		646,398

Industrials-14.96%
Alaska Air Group, Inc.(b)	526	29,530
Caterpillar, Inc.	133	24,948
CSX Corp.	733	24,856
Cummins, Inc.	123	25,107
Deere & Co.	75	27,001
Delta Air Lines, Inc.(b)	696	27,784
Dover Corp.	158	24,784
Emerson Electric Co.	293	27,226

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco ESG S&P 500 Equal Weight ETF (RSPE)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Industrials-(continued)
Fortive Corp.	358	$23,181
General Electric Co.	275	26,265
Illinois Tool Works, Inc.	113	24,446
Ingersoll Rand, Inc.	450	22,734
Johnson Controls International PLC	340	22,087
Nielsen Holdings PLC	1,307	22,768
Norfolk Southern Corp.	94	24,113
Pentair PLC	362	20,963
Republic Services, Inc.	200	24,056
Rockwell Automation, Inc.	78	20,793
Roper Technologies, Inc.	57	25,549
Snap-on, Inc.	126	26,483
Stanley Black & Decker, Inc.	141	22,941
Trane Technologies PLC	134	20,627
Union Pacific Corp.	109	26,809
United Parcel Service, Inc., Class B	132	27,775
United Rentals, Inc.(b)	76	24,443
Verisk Analytics, Inc.	118	20,926
W.W. Grainger, Inc.	54	25,761
Waste Management, Inc.	166	23,970
Xylem, Inc.	218	19,391

		707,317

Information Technology-15.52%
Accenture PLC, Class A	72	22,753
Adobe, Inc.(b)	41	19,175
Advanced Micro Devices, Inc.(b)	186	22,941
Akamai Technologies, Inc.(b)	242	26,199
ANSYS, Inc.(b)	67	21,721
Applied Materials, Inc.	172	23,082
Autodesk, Inc.(b)	98	21,582
Automatic Data Processing, Inc.	116	23,715
Cisco Systems, Inc.	475	26,491
DXC Technology Co.(b)	865	29,436
Hewlett Packard Enterprise Co.	1,738	27,669
HP, Inc.	738	25,358
Intel Corp.	523	24,947
Intuit, Inc.	40	18,975
Juniper Networks, Inc.	835	28,215
Keysight Technologies, Inc.(b)	134	21,087
Lam Research Corp.	38	21,331
Mastercard, Inc., Class A	79	28,505
Micron Technology, Inc.	315	27,991
Microsoft Corp.	81	24,202
Motorola Solutions, Inc.	107	23,586
NortonLifeLock, Inc.	1,109	32,139
NVIDIA Corp.	85	20,727
Oracle Corp.	304	23,095
QUALCOMM, Inc.	148	25,454
salesforce.com, inc.(b)	102	21,474
Seagate Technology Holdings PLC	256	26,409
TE Connectivity Ltd. (Switzerland)	170	24,213
Texas Instruments, Inc.	138	23,459
Visa, Inc., Class A	130	28,096

		734,027

Materials-6.48%
Air Products and Chemicals, Inc.	92	21,740
Albemarle Corp.	102	19,981
CF Industries Holdings, Inc.	450	36,536
Dow, Inc.	493	29,067

	Shares	Value
Materials-(continued)
Ecolab, Inc.	117	$20,622
Freeport-McMoRan, Inc.	699	32,818
Linde PLC (United Kingdom)	81	23,752
LyondellBasell Industries N.V., Class A	299	29,072
Mosaic Co. (The)	752	39,427
Newmont Corp.	480	31,776
PPG Industries, Inc.	164	21,886

		306,677

Real Estate-6.74%
AvalonBay Communities, Inc.	110	26,245
Boston Properties, Inc.	231	28,254
CBRE Group, Inc., Class A(b)	263	25,471
Healthpeak Properties, Inc.	784	24,351
Host Hotels & Resorts, Inc.(b)	1,600	29,232
Iron Mountain, Inc.	565	27,787
Kimco Realty Corp.	1,145	26,942
Prologis, Inc.	170	24,794
Simon Property Group, Inc.	172	23,660
Ventas, Inc.	536	28,944
Welltower, Inc.	316	26,320
Weyerhaeuser Co.	686	26,672

		318,672

Utilities-3.43%
American Water Works Co., Inc.	153	23,117
Consolidated Edison, Inc.	332	28,476
Edison International	405	25,685
Eversource Energy	310	25,358
FirstEnergy Corp.	687	28,751
Sempra Energy	215	31,007

		162,394

Total Common Stocks & Other Equity Interests (Cost $4,994,006)		4,723,430

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $531)	531	531

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $4,994,537)		4,723,961

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.25%
Invesco Private Government Fund, 0.12%(d)(e)(f)	17,784	17,784
Invesco Private Prime Fund, 0.08%(d)(e)(f)	41,493	41,497

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $59,281)		59,281

TOTAL INVESTMENTS IN SECURITIES-101.12% (Cost $5,053,818)		4,783,242
OTHER ASSETS LESS LIABILITIES-(1.12)%		(53,210)

NET ASSETS-100.00%		$4,730,032

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco ESG S&P 500 Equal Weight ETF (RSPE)–(continued)

February 28, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2022	Dividend Income

Invesco Ltd.	$-	$29,344	$-	$(4,982)	$-	$24,362	$195

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	-	23,295	(22,764)	-	-	531	-

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	-	44,572	(26,788)	-	-	17,784	1	*

Invesco Private Prime Fund	-	99,735	(58,238)	-	-	41,497	2	*

Total	$-	$196,946	$(107,790)	$(4,982)	$-	$84,174	$198

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2022

Information Technology	15.52

Industrials	14.96

Financials	14.72

Health Care	13.67

Consumer Discretionary	11.80

Consumer Staples	7.23

Real Estate	6.74

Materials	6.48

Communication Services	5.31

Utilities	3.43

Money Market Funds Plus Other Assets Less Liabilities	0.14

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Communication Services-3.40%
Alphabet, Inc., Class A(b)	1	$2,701
Alphabet, Inc., Class C(b)	1	2,698
AT&T, Inc.	243	5,757
Cable One, Inc.	3	4,299
Charter Communications, Inc., Class A(b)	8	4,814
Comcast Corp., Class A	109	5,097
Discovery, Inc., Class A(b)	84	2,356
Discovery, Inc., Class C(b)	161	4,503
DISH Network Corp., Class A(b)	176	5,625
Electronic Arts, Inc.	45	5,854
Fox Corp., Class A	108	4,518
Fox Corp., Class B	51	1,951
IAC/InterActiveCorp.(b)	43	4,935
Interpublic Group of Cos., Inc. (The)	163	5,998
Meta Platforms, Inc., Class A(b)	17	3,588
New York Times Co. (The), Class A	117	5,147
News Corp., Class A	195	4,352
News Corp., Class B	60	1,346
Nexstar Media Group, Inc., Class A	37	6,847
Omnicom Group, Inc.	81	6,795
Paramount Global, Class A	168	5,720
Paramount Global, Class B	181	5,540
Sirius XM Holdings, Inc.(c)	895	5,513
T-Mobile US, Inc.(b)	51	6,284
Verizon Communications, Inc.	108	5,796
World Wrestling Entertainment, Inc., Class A(c)	113	6,696

		124,730

Consumer Discretionary-11.23%
Advance Auto Parts, Inc.	25	5,112
Amazon.com, Inc.(b)	1	3,071
Aptiv PLC(b)	34	4,401
AutoNation, Inc.(b)	44	5,045
AutoZone, Inc.(b)	3	5,590
Bath & Body Works, Inc.	77	4,109
Best Buy Co., Inc.	53	5,122
BorgWarner, Inc.	125	5,126
Boyd Gaming Corp.(b)	95	6,739
Brunswick Corp.	59	5,636
Burlington Stores, Inc.(b)	19	4,292
Capri Holdings Ltd.(b)	91	6,164
CarMax, Inc.(b)	39	4,264
Carter’s, Inc.	55	5,317
Chipotle Mexican Grill, Inc.(b)	3	4,570
Choice Hotels International, Inc.	39	5,630
Columbia Sportswear Co.	56	5,192
D.R. Horton, Inc.	56	4,782
Darden Restaurants, Inc.	40	5,809
Deckers Outdoor Corp.(b)	14	4,041
Dick’s Sporting Goods, Inc.(c)	47	4,935
Dollar General Corp.	24	4,760
Dollar Tree, Inc.(b)	41	5,825
Domino’s Pizza, Inc.	11	4,754
eBay, Inc.	80	4,367
Etsy, Inc.(b)	21	3,253
Five Below, Inc.(b)	28	4,581
Floor & Decor Holdings, Inc., Class A(b)	43	4,112

	Shares	Value
Consumer Discretionary-(continued)
Foot Locker, Inc.	121	$3,826
Ford Motor Co.	275	4,829
Gap, Inc. (The)(c)	337	4,903
Garmin Ltd.	41	4,528
General Motors Co.(b)	93	4,345
Gentex Corp.	159	4,813
Genuine Parts Co.	43	5,253
Harley-Davidson, Inc.	147	6,071
Hasbro, Inc.(c)	56	5,435
Home Depot, Inc. (The)	14	4,422
Kohl’s Corp.	111	6,174
Lear Corp.	32	5,035
Leggett & Platt, Inc.(c)	133	4,932
Lennar Corp., Class A	48	4,314
Lennar Corp., Class B	2	151
Lithia Motors, Inc., Class A	19	6,476
LKQ Corp.	96	4,507
Lowe’s Cos., Inc.	23	5,084
Mattel, Inc.(b)	252	6,295
McDonald’s Corp.	23	5,630
Mohawk Industries, Inc.(b)	33	4,646
Newell Brands, Inc.	257	6,104
NIKE, Inc., Class B	33	4,506
NVR, Inc.(b)	1	4,958
O’Reilly Automotive, Inc.(b)	8	5,194
Penske Automotive Group, Inc.	55	5,406
Polaris, Inc.	49	5,954
Pool Corp.	10	4,586
PulteGroup, Inc.	108	5,363
PVH Corp.	52	5,090
Qurate Retail, Inc., Class A	708	3,901
Ralph Lauren Corp.(c)	47	6,206
RH(b)(c)	10	4,019
Ross Stores, Inc.	52	4,752
Service Corp. International	83	5,051
Skechers U.S.A., Inc., Class A(b)	121	5,564
Starbucks Corp.	49	4,498
Tapestry, Inc.	139	5,685
Target Corp.	23	4,595
Tempur Sealy International, Inc.	124	4,093
Thor Industries, Inc.(c)	52	4,706
TJX Cos., Inc. (The)	79	5,222
Toll Brothers, Inc.	85	4,612
TopBuild Corp.(b)	21	4,508
Tractor Supply Co.	24	4,891
Travel + Leisure Co.	115	6,446
Ulta Beauty, Inc.(b)	15	5,617
Vail Resorts, Inc.	17	4,429
VF Corp.	76	4,410
Wayfair, Inc., Class A(b)(c)	23	3,240
Wendy’s Co. (The)	264	6,003
Whirlpool Corp.	25	5,032
Williams-Sonoma, Inc.(c)	29	4,201
YETI Holdings, Inc.(b)(c)	64	3,940
Yum China Holdings, Inc. (China)	108	5,618
Yum! Brands, Inc.	44	5,394

		412,062

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Consumer Staples-6.79%
Albertsons Cos., Inc., Class A	157	$4,577
Altria Group, Inc.	125	6,411
Archer-Daniels-Midland Co.	87	6,825
Brown-Forman Corp., Class A	16	977
Brown-Forman Corp., Class B	63	4,109
Bunge Ltd.	64	6,691
Campbell Soup Co.	135	6,071
Casey’s General Stores, Inc.	28	5,266
Church & Dwight Co., Inc.	60	5,871
Clorox Co. (The)	33	4,811
Coca-Cola Co. (The)	103	6,411
Colgate-Palmolive Co.	72	5,540
Conagra Brands, Inc.	177	6,190
Constellation Brands, Inc., Class A	24	5,175
Costco Wholesale Corp.	11	5,712
Darling Ingredients, Inc.(b)	83	6,016
Estee Lauder Cos., Inc. (The), Class A	17	5,038
Flowers Foods, Inc.	209	5,729
General Mills, Inc.	88	5,934
Hain Celestial Group, Inc. (The)(b)(c)	140	5,090
Hershey Co. (The)	31	6,270
Hormel Foods Corp.	128	6,098
Ingredion, Inc.	59	5,236
JM Smucker Co. (The)	43	5,794
Kellogg Co.	88	5,627
Keurig Dr Pepper, Inc.	160	6,187
Kimberly-Clark Corp.	41	5,336
Kraft Heinz Co. (The)	164	6,432
Kroger Co. (The)	136	6,365
McCormick & Co., Inc.	63	5,996
Mondelez International, Inc., Class A	92	6,024
Monster Beverage Corp.(b)	67	5,655
PepsiCo, Inc.	35	5,731
Philip Morris International, Inc.	63	6,367
Post Holdings, Inc.(b)	57	5,993
Procter & Gamble Co. (The)	37	5,768
Reynolds Consumer Products, Inc.	184	5,478
Seaboard Corp.	1	3,859
Spectrum Brands Holdings, Inc.	55	5,103
Sysco Corp.	79	6,881
Tyson Foods, Inc., Class A	69	6,393
US Foods Holding Corp.(b)	179	6,997
Walgreens Boots Alliance, Inc.	125	5,761
Walmart, Inc.	40	5,406

		249,201

Energy-2.50%
Antero Midstream Corp.(c)	565	5,673
Chevron Corp.	48	6,912
ConocoPhillips	79	7,494
Continental Resources, Inc.	127	7,040
Coterra Energy, Inc.	272	6,346
EOG Resources, Inc.	65	7,470
HollyFrontier Corp.	167	5,085
Kinder Morgan, Inc.	352	6,125
Marathon Petroleum Corp.	88	6,852
ONEOK, Inc.	92	6,007
Pioneer Natural Resources Co.	31	7,427
Targa Resources Corp.	105	6,864

	Shares	Value
Energy-(continued)
Texas Pacific Land Corp.	5	$5,944
Williams Cos., Inc. (The)	203	6,350

		91,589

Financials-17.30%
Affiliated Managers Group, Inc.	32	4,428
Aflac, Inc.	100	6,109
AGNC Investment Corp.	356	4,596
Alleghany Corp.(b)	8	5,295
Ally Financial, Inc.	120	5,988
American Express Co.	36	7,003
American Financial Group, Inc.	41	5,551
Ameriprise Financial, Inc.	19	5,696
Aon PLC, Class A	19	5,551
Arch Capital Group Ltd.(b)	132	6,219
Arthur J. Gallagher & Co.	33	5,220
Assurant, Inc.	36	6,110
Assured Guaranty Ltd.	112	6,941
Bank of America Corp.	123	5,437
Bank of Hawaii Corp.	68	5,860
Bank of New York Mellon Corp. (The)	100	5,315
Bank OZK	121	5,689
Berkshire Hathaway, Inc., Class B(b)	20	6,429
BlackRock, Inc.	6	4,463
Blackstone, Inc., Class A	40	5,099
BOK Financial Corp.(c)	53	5,443
Brown & Brown, Inc.	84	5,679
Capital One Financial Corp.	40	6,131
Cboe Global Markets, Inc.	43	5,043
Charles Schwab Corp. (The)	71	5,997
Chubb Ltd.	31	6,313
Cincinnati Financial Corp.	48	5,894
Citigroup, Inc.	87	5,153
Citizens Financial Group, Inc.	116	6,081
CME Group, Inc., Class A	25	5,913
CNA Financial Corp.	129	5,895
Comerica, Inc.	67	6,398
Commerce Bancshares, Inc.	83	5,958
Credit Acceptance Corp.(b)(c)	9	4,951
Cullen/Frost Bankers, Inc.	44	6,192
Discover Financial Services	51	6,295
East West Bancorp, Inc.	72	6,304
Evercore, Inc., Class A	40	5,080
Everest Re Group Ltd.	21	6,263
F.N.B. Corp.	467	6,272
FactSet Research Systems, Inc.	12	4,873
Fidelity National Financial, Inc.	109	5,193
Fifth Third Bancorp	129	6,171
First American Financial Corp.	73	4,894
First Citizens BancShares, Inc., Class A	7	5,519
First Hawaiian, Inc.	209	6,076
First Horizon Corp.	341	8,007
First Republic Bank	26	4,505
Franklin Resources, Inc.	169	5,024
Goldman Sachs Group, Inc. (The)	15	5,119
Hartford Financial Services Group, Inc. (The)	83	5,767
Huntington Bancshares, Inc.	367	5,696
Interactive Brokers Group, Inc., Class A	72	4,765
Intercontinental Exchange, Inc.	43	5,509
Invesco Ltd.(d)	245	5,204

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Financials-(continued)
Janus Henderson Group PLC	132	$4,431
Jefferies Financial Group, Inc.	144	5,118
KeyCorp.	244	6,117
Lazard Ltd., Class A	127	4,392
Lincoln National Corp.	85	5,731
Loews Corp.	101	6,195
LPL Financial Holdings, Inc.	35	6,333
M&T Bank Corp.	38	6,925
Markel Corp.(b)	5	6,215
Marsh & McLennan Cos., Inc.	33	5,129
MetLife, Inc.	95	6,417
MGIC Investment Corp.	385	5,844
Moody’s Corp.	15	4,830
Morgan Stanley	57	5,172
Morningstar, Inc.	18	5,052
Nasdaq, Inc.	28	4,792
New Residential Investment Corp.	512	5,315
New York Community Bancorp, Inc.	457	5,274
Northern Trust Corp.	48	5,467
Old Republic International Corp.	228	6,008
OneMain Holdings, Inc.	108	5,506
People’s United Financial, Inc.	324	6,830
Pinnacle Financial Partners, Inc.	57	5,762
PNC Financial Services Group, Inc. (The)	28	5,579
Popular, Inc.	71	6,521
Primerica, Inc.	39	5,066
Principal Financial Group, Inc.	80	5,651
Prosperity Bancshares, Inc.	76	5,659
Prudential Financial, Inc.	54	6,030
Raymond James Financial, Inc.	57	6,250
Regions Financial Corp.	243	5,878
S&P Global, Inc.(c)	24	9,093
SEI Investments Co.	92	5,389
Signature Bank	18	6,208
SLM Corp.	300	5,910
Starwood Property Trust, Inc.	217	5,173
State Street Corp.	61	5,205
Stifel Financial Corp.	77	5,659
SVB Financial Group(b)	8	4,848
Synchrony Financial	123	5,262
Synovus Financial Corp.	121	6,371
T. Rowe Price Group, Inc.	28	4,048
TFS Financial Corp.	300	5,151
Travelers Cos., Inc. (The)	37	6,358
Truist Financial Corp.	92	5,724
U.S. Bancorp	99	5,597
Unum Group	240	6,701
Virtu Financial, Inc., Class A	195	6,841
Voya Financial, Inc.	87	5,859
W.R. Berkley Corp.	72	6,502
Webster Financial Corp.	207	12,463
Wells Fargo & Co.	115	6,138
Western Alliance Bancorporation	52	4,874
Willis Towers Watson PLC	24	5,335
Zions Bancorporation N.A.	87	6,167

		634,941

Health Care-10.10%
Abbott Laboratories	43	5,187
AbbVie, Inc.	47	6,945

	Shares	Value
Health Care-(continued)
ABIOMED, Inc.(b)	18	$5,593
Agilent Technologies, Inc.	37	4,823
Align Technology, Inc.(b)	9	4,603
AmerisourceBergen Corp.	48	6,841
Amgen, Inc.(c)	27	6,115
Anthem, Inc.	13	5,874
Avantor, Inc.(b)	143	4,961
Baxter International, Inc.	72	6,118
Becton, Dickinson and Co.	23	6,239
Biogen, Inc.(b)	24	5,064
Bio-Rad Laboratories, Inc., Class A(b)	7	4,382
Boston Scientific Corp.(b)	141	6,228
Bruker Corp.	67	4,715
Cardinal Health, Inc.	117	6,319
Catalent, Inc.(b)	43	4,388
Centene Corp.(b)	77	6,362
Cerner Corp.	77	7,180
Charles River Laboratories International, Inc.(b)	15	4,367
Chemed Corp.	12	5,739
Cigna Corp.	28	6,658
Cooper Cos., Inc. (The)	15	6,135
CVS Health Corp.	61	6,323
Danaher Corp.	17	4,665
DaVita, Inc.(b)	57	6,428
DENTSPLY SIRONA, Inc.	112	6,064
Edwards Lifesciences Corp.(b)	51	5,731
Eli Lilly and Co.	22	5,499
Envista Holdings Corp.(b)	141	6,768
Exelixis, Inc.(b)	328	6,734
Gilead Sciences, Inc.	79	4,772
Globus Medical, Inc., Class A(b)	85	5,977
HCA Healthcare, Inc.	24	6,007
Henry Schein, Inc.(b)	77	6,651
Hologic, Inc.(b)	75	5,338
Horizon Therapeutics PLC(b)	51	4,650
Humana, Inc.	13	5,646
ICU Medical, Inc.(b)	24	5,682
Illumina, Inc.(b)	15	4,899
Integra LifeSciences Holdings Corp.(b)	87	5,834
IQVIA Holdings, Inc.(b)	21	4,833
Johnson & Johnson	35	5,760
Laboratory Corp. of America Holdings(b)	19	5,154
Masimo Corp.(b)	20	3,149
Medtronic PLC	52	5,459
Merck & Co., Inc.	73	5,590
Mettler-Toledo International, Inc.(b)	4	5,635
Molina Healthcare, Inc.(b)	19	5,831
PerkinElmer, Inc.	29	5,209
Pfizer, Inc.	99	4,647
Premier, Inc., Class A	145	5,211
QIAGEN N.V.(b)	99	4,919
Quest Diagnostics, Inc.	36	4,726
Regeneron Pharmaceuticals, Inc.(b)	8	4,947
ResMed, Inc.	21	5,182
Royalty Pharma PLC, Class A(c)	139	5,457
STERIS PLC	25	6,000
Stryker Corp.	23	6,057
Syneos Health, Inc.(b)	56	4,435
Thermo Fisher Scientific, Inc.	9	4,896
United Therapeutics Corp.(b)	29	4,820

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Health Care-(continued)
UnitedHealth Group, Inc.	12	$5,710
Universal Health Services, Inc., Class B	47	6,765
Waters Corp.(b)	17	5,384
Zimmer Biomet Holdings, Inc.	45	5,724
Zoetis, Inc.	25	4,841

		370,845

Industrials-16.69%
3M Co.	32	4,757
A.O. Smith Corp.	68	4,663
Acuity Brands, Inc.	28	5,106
Advanced Drainage Systems, Inc.	44	5,136
AECOM	80	5,813
AGCO Corp.	49	5,888
Air Lease Corp.	136	5,679
Allegion PLC	44	5,039
AMERCO	8	4,621
AMETEK, Inc.	40	5,192
Armstrong World Industries, Inc.	51	4,508
AZEK Co., Inc. (The)(b)	140	4,129
Booz Allen Hamilton Holding Corp.	64	5,164
Builders FirstSource, Inc.(b)	77	5,730
C.H. Robinson Worldwide, Inc.	57	5,511
CACI International, Inc., Class A(b)	21	5,876
Carlisle Cos., Inc.	24	5,698
Carrier Global Corp.	100	4,488
Caterpillar, Inc.	28	5,252
Cintas Corp.	13	4,879
Clean Harbors, Inc.(b)	55	5,249
Colfax Corp.(b)	120	4,825
Copart, Inc.(b)	39	4,792
Crane Co.	57	5,762
CSX Corp.	156	5,290
Cummins, Inc.	26	5,307
Curtiss-Wright Corp.	44	6,491
Deere & Co.	16	5,760
Donaldson Co., Inc.	97	5,264
Dover Corp.	33	5,176
Eaton Corp. PLC	33	5,092
Emerson Electric Co.	63	5,854
Equifax, Inc.	20	4,367
Expeditors International of Washington, Inc.	44	4,548
Fastenal Co.	92	4,734
Fortive Corp.	73	4,727
Fortune Brands Home & Security, Inc.	55	4,780
FTI Consulting, Inc.(b)(c)	39	5,694
Gates Industrial Corp. PLC(b)(c)	337	5,338
Generac Holdings, Inc.(b)	14	4,417
General Dynamics Corp.	29	6,799
Graco, Inc.	75	5,407
HEICO Corp.(c)	16	2,360
HEICO Corp., Class A	28	3,442
Honeywell International, Inc.	27	5,123
Howmet Aerospace, Inc.	196	7,040
Hubbell, Inc.	28	4,991
Huntington Ingalls Industries, Inc.	31	6,336
IDEX Corp.	24	4,606
Illinois Tool Works, Inc.	24	5,192
Ingersoll Rand, Inc.	95	4,799
ITT, Inc.	57	5,009

	Shares	Value
Industrials-(continued)
J.B. Hunt Transport Services, Inc.	29	$5,885
Jacobs Engineering Group, Inc.	39	4,797
Johnson Controls International PLC	72	4,677
Knight-Swift Transportation Holdings, Inc.	97	5,285
L3Harris Technologies, Inc.	27	6,812
Landstar System, Inc.	32	4,941
Leidos Holdings, Inc.	61	6,212
Lennox International, Inc.	18	4,805
Lincoln Electric Holdings, Inc.	41	5,226
Lockheed Martin Corp.	16	6,941
ManpowerGroup, Inc.	61	6,483
Masco Corp.	83	4,651
MasTec, Inc.(b)	60	4,726
MDU Resources Group, Inc.	196	5,247
Middleby Corp. (The)(b)	32	5,684
MSA Safety, Inc.	39	5,425
MSC Industrial Direct Co., Inc., Class A	69	5,346
Nielsen Holdings PLC	281	4,895
Nordson Corp.	22	4,983
Norfolk Southern Corp.	20	5,130
Northrop Grumman Corp.	16	7,074
nVent Electric PLC	153	5,191
Old Dominion Freight Line, Inc.	16	5,024
Oshkosh Corp.	52	5,774
Otis Worldwide Corp.	68	5,326
Owens Corning	63	5,871
PACCAR, Inc.	65	5,968
Parker-Hannifin Corp.	19	5,631
Pentair PLC	75	4,343
Quanta Services, Inc.	49	5,338
Raytheon Technologies Corp.	68	6,984
Regal Rexnord Corp.	35	5,612
Republic Services, Inc.	41	4,931
Robert Half International, Inc.	51	6,135
Rockwell Automation, Inc.	16	4,265
Rollins, Inc.	168	5,482
Roper Technologies, Inc.	12	5,379
Ryder System, Inc.	68	5,361
Schneider National, Inc., Class B	224	5,851
Science Applications International Corp.	65	5,700
Sensata Technologies Holding PLC(b)	97	5,617
SiteOne Landscape Supply, Inc.(b)	23	3,966
Snap-on, Inc.	27	5,675
Stanley Black & Decker, Inc.	32	5,206
Textron, Inc.	77	5,631
Timken Co. (The)	83	5,441
Toro Co. (The)	55	5,160
Trane Technologies PLC	29	4,464
TransDigm Group, Inc.(b)	10	6,666
TransUnion	49	4,447
Union Pacific Corp.	23	5,657
United Parcel Service, Inc., Class B	28	5,892
United Rentals, Inc.(b)	16	5,146
Univar Solutions, Inc.(b)	208	6,388
Valmont Industries, Inc.	23	4,978
Verisk Analytics, Inc.	25	4,434
Vertiv Holdings Co.	217	2,825
W.W. Grainger, Inc.	12	5,725
Wabtec Corp.	63	5,848
Waste Management, Inc.	35	5,054

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Industrials-(continued)
Watsco, Inc.	19	$5,188
Woodward, Inc.(c)	53	6,605
XPO Logistics, Inc.(b)	76	5,524
Xylem, Inc.	45	4,003

		612,631

Information Technology-12.22%
Accenture PLC, Class A	15	4,740
Adobe, Inc.(b)	8	3,741
Akamai Technologies, Inc.(b)	49	5,305
Allegro MicroSystems, Inc. (Japan)(b)	171	4,903
Alliance Data Systems Corıp.	81	5,463
Amdocs Ltd.	79	6,217
Amphenol Corp., Class A	68	5,169
Analog Devices, Inc.	31	4,969
ANSYS, Inc.(b)	15	4,863
Apple, Inc.	33	5,449
Applied Materials, Inc.	36	4,831
Arista Networks, Inc.(b)	45	5,523
Arrow Electronics, Inc.(b)	45	5,485
Aspen Technology, Inc.(b)	37	5,639
Autodesk, Inc.(b)	22	4,845
Automatic Data Processing, Inc.	24	4,907
Avnet, Inc.	149	6,268
Azenta, Inc.	48	4,201
Bentley Systems, Inc., Class B	115	4,415
Broadcom, Inc.	10	5,874
Broadridge Financial Solutions, Inc.	32	4,679
Cadence Design Systems, Inc.(b)	31	4,694
CDW Corp.	29	5,001
Ciena Corp.(b)	89	6,089
Cirrus Logic, Inc.(b)	67	5,820
Cisco Systems, Inc.	100	5,577
Cognex Corp.	72	4,864
Cognizant Technology Solutions Corp., Class A	71	6,115
Concentrix Corp.(c)	33	6,596
Corning, Inc.	147	5,939
Dell Technologies, Inc., Class C(b)	97	4,943
Dolby Laboratories, Inc., Class A	65	4,882
DXC Technology Co.(b)	181	6,159
Entegris, Inc.	37	4,828
EPAM Systems, Inc.(b)	9	1,870
F5, Inc.(b)	24	4,820
Fortinet, Inc.(b)	18	6,201
Gartner, Inc.(b)	18	5,048
Genpact Ltd.	112	4,686
Hewlett Packard Enterprise Co.	379	6,034
HP, Inc.	148	5,085
Intel Corp.	111	5,295
International Business Machines Corp.	47	5,758
Intuit, Inc.	8	3,795
Jabil, Inc.	95	5,492
Juniper Networks, Inc.	175	5,913
Keysight Technologies, Inc.(b)	28	4,406
KLA Corp.	13	4,531
Lam Research Corp.	8	4,491
Littelfuse, Inc.	18	4,648
Lumentum Holdings, Inc.(b)(c)	63	6,228
Mastercard, Inc., Class A	18	6,495
McAfee Corp., Class A	211	5,484

	Shares	Value
Information Technology-(continued)
Microchip Technology, Inc.	64	$4,501
Micron Technology, Inc.	64	5,687
Microsoft Corp.	16	4,781
MKS Instruments, Inc.	35	5,271
Motorola Solutions, Inc.	23	5,070
National Instruments Corp.	131	5,260
NetApp, Inc.	60	4,703
NortonLifeLock, Inc.	225	6,521
NXP Semiconductors N.V. (China)	24	4,563
ON Semiconductor Corp.(b)	87	5,447
Oracle Corp.	60	4,558
Paychex, Inc.	47	5,596
PTC, Inc.(b)	49	5,453
Qorvo, Inc.(b)	37	5,061
QUALCOMM, Inc.	31	5,332
salesforce.com, inc.(b)	21	4,421
Skyworks Solutions, Inc.	36	4,974
SolarWinds Corp.	388	5,257
SS&C Technologies Holdings, Inc.	73	5,473
Switch, Inc., Class A	208	5,412
Synopsys, Inc.(b)	16	4,998
TD SYNNEX Corp.	52	5,295
Teledyne Technologies, Inc.(b)	13	5,582
Teradata Corp.(b)	127	6,349
Teradyne, Inc.	36	4,245
Texas Instruments, Inc.	28	4,760
Trimble, Inc.(b)	64	4,464
Ubiquiti, Inc.	19	4,824
VeriSign, Inc.(b)	23	4,916
ViaSat, Inc.(b)(c)	123	5,614
VMware, Inc., Class A	48	5,631
Vontier Corp.	177	4,301
Western Digital Corp.(b)	93	4,737
Zebra Technologies Corp., Class A(b)	10	4,133

		448,463

Materials-7.65%
Air Products and Chemicals, Inc.	19	4,490
Albemarle Corp.	21	4,114
Alcoa Corp.	125	9,418
Amcor PLC	477	5,548
AptarGroup, Inc.	47	5,728
Ashland Global Holdings, Inc.	55	5,075
Avery Dennison Corp.	27	4,757
Axalta Coating Systems Ltd.(b)	179	4,840
Ball Corp.	60	5,384
Berry Global Group, Inc.(b)	79	4,791
Celanese Corp.	37	5,153
CF Industries Holdings, Inc.	95	7,713
Chemours Co. (The)	181	4,996
Cleveland-Cliffs, Inc.(b)(c)	273	6,104
Corteva, Inc.	123	6,400
Crown Holdings, Inc.	52	6,379
Dow, Inc.	103	6,073
DuPont de Nemours, Inc.	73	5,648
Eagle Materials, Inc.	36	4,926
Eastman Chemical Co.	53	6,279
Ecolab, Inc.	24	4,230
Element Solutions, Inc.	240	5,899
Freeport-McMoRan, Inc.	151	7,090

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Materials-(continued)
Graphic Packaging Holding Co.	279	$5,742
Huntsman Corp.	173	6,996
International Flavors & Fragrances, Inc.	39	5,187
International Paper Co.	119	5,180
Louisiana-Pacific Corp.	81	5,828
LyondellBasell Industries N.V., Class A	64	6,223
Martin Marietta Materials, Inc.	13	4,932
Mosaic Co. (The)	160	8,389
Newmont Corp.	100	6,620
Nucor Corp.	52	6,844
Packaging Corp. of America	42	6,182
PPG Industries, Inc.	36	4,804
Reliance Steel & Aluminum Co.	36	6,871
Royal Gold, Inc.	56	6,791
RPM International, Inc.	60	5,074
Sealed Air Corp.	88	5,907
Sherwin-Williams Co. (The)	16	4,210
Silgan Holdings, Inc.	131	5,486
Southern Copper Corp. (Peru)	93	6,453
Steel Dynamics, Inc.	93	6,564
United States Steel Corp.	241	6,558
Valvoline, Inc.	159	5,141
Vulcan Materials Co.	29	5,262
Westlake Corp.	61	6,729
WestRock Co.	124	5,614

		280,622

Real Estate-7.40%
Alexandria Real Estate Equities, Inc.	28	5,303
American Campus Communities, Inc.	107	5,758
American Homes 4 Rent, Class A	136	5,169
American Tower Corp.	21	4,764
AvalonBay Communities, Inc.	24	5,726
Boston Properties, Inc.	52	6,360
Brixmor Property Group, Inc.	241	6,054
Camden Property Trust	33	5,449
CBRE Group, Inc., Class A(b)	57	5,520
Cousins Properties, Inc.(c)	144	5,563
Crown Castle International Corp.	31	5,164
CubeSmart	101	4,869
CyrusOne, Inc.	61	5,511
Digital Realty Trust, Inc.	33	4,452
Douglas Emmett, Inc.	169	5,357
Duke Realty Corp.	92	4,876
Equity LifeStyle Properties, Inc.	67	5,000
Equity Residential	65	5,545
Essex Property Trust, Inc.	17	5,392
Extra Space Storage, Inc.	27	5,080
Federal Realty Investment Trust	45	5,291
First Industrial Realty Trust, Inc.	88	5,067
Gaming and Leisure Properties, Inc.	120	5,449
Healthcare Trust of America, Inc., Class A	163	4,791
Healthpeak Properties, Inc.	165	5,125
Highwoods Properties, Inc.	128	5,581
Invitation Homes, Inc.	137	5,179
Iron Mountain, Inc.	121	5,951
Jones Lang LaSalle, Inc.(b)	24	5,909
Kilroy Realty Corp.	85	6,088
Kimco Realty Corp.	244	5,741
Lamar Advertising Co., Class A	51	5,562

	Shares	Value
Real Estate-(continued)
Life Storage, Inc.	41	$5,190
Mid-America Apartment Communities, Inc.	27	5,525
National Retail Properties, Inc.	125	5,326
Prologis, Inc.	36	5,251
Public Storage	17	6,035
Rayonier, Inc.	145	5,757
Realty Income Corp.	83	5,485
Regency Centers Corp.	79	5,205
SBA Communications Corp., Class A	16	4,854
Simon Property Group, Inc.	37	5,090
SL Green Realty Corp.	80	6,362
Spirit Realty Capital, Inc.	125	5,796
Sun Communities, Inc.(c)	29	5,249
UDR, Inc.	99	5,432
VICI Properties, Inc.	201	5,620
W.P. Carey, Inc.	72	5,573
Welltower, Inc.	68	5,664
Weyerhaeuser Co.	143	5,560

		271,620

Utilities-4.56%
AES Corp. (The)	228	4,840
Alliant Energy Corp.	97	5,665
Ameren Corp.	65	5,587
American Electric Power Co., Inc.	68	6,164
American Water Works Co., Inc.	32	4,835
Avangrid, Inc.	108	4,846
CenterPoint Energy, Inc.	209	5,716
CMS Energy Corp.	91	5,825
Consolidated Edison, Inc.	69	5,918
Constellation Energy Corp.	34	1,563
Dominion Energy, Inc.	76	6,044
DTE Energy Co.	49	5,958
Duke Energy Corp.	56	5,623
Edison International	83	5,264
Entergy Corp.	53	5,576
Essential Utilities, Inc.	113	5,323
Evergy, Inc.	85	5,305
Eversource Energy	65	5,317
Exelon Corp.	103	4,384
FirstEnergy Corp.	143	5,985
Hawaiian Electric Industries, Inc.	139	5,696
IDACORP, Inc.	52	5,405
National Fuel Gas Co.	93	5,788
NextEra Energy, Inc.	61	4,774
NiSource, Inc.	223	6,451
NRG Energy, Inc.	153	5,790
OGE Energy Corp.	156	5,858
Southern Co. (The)	88	5,700
UGI Corp.	131	5,036
WEC Energy Group, Inc.	61	5,544
Xcel Energy, Inc.	84	5,656

		167,436

Total Common Stocks & Other Equity Interests (Cost $3,296,653)		3,664,140

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $1,289)	1,289	$1,289

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $3,297,942)		3,665,429

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.63%
Invesco Private Government Fund, 0.12%(d)(e)(f)	40,001	40,001

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.08%(d)(e)(f)	93,325	$93,335

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $133,340)		133,336

TOTAL INVESTMENTS IN SECURITIES-103.51% (Cost $3,431,282)		3,798,765
OTHER ASSETS LESS LIABILITIES-(3.51)%		(128,878)

NET ASSETS-100.00%		$3,669,887

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Invesco Ltd.	$3,874	$2,058	$-	$(728)	$-	$5,204	$68

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	-	53,159	(51,870)	-	-	1,289	-

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	8,951	146,167	(115,117)	-	-	40,001	4	*

Invesco Private Prime Fund	19,979	284,408	(211,035)	(4)	(13)	93,335	25	*

Total	$32,804	$485,792	$(378,022)	$(732)	$(13)	$139,829	$97

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)–(continued)

February 28, 2022

(Unaudited)

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2022

Financials	17.30

Industrials	16.69

Information Technology	12.22

Consumer Discretionary	11.23

Health Care	10.10

Materials	7.65

Real Estate	7.40

Consumer Staples	6.79

Utilities	4.56

Communication Services	3.40

Energy	2.50

Money Market Funds Plus Other Assets Less Liabilities	0.16

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Russell 1000 Equal Weight ETF (EQAL)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Communication Services-6.50%
Activision Blizzard, Inc.	6,381	$520,052
Alphabet, Inc., Class A(b)	137	370,056
Altice USA, Inc., Class A(b)	210,579	2,434,293
AT&T, Inc.	137,890	3,266,614
Cable One, Inc.	1,843	2,640,743
Charter Communications, Inc., Class A(b)	5,145	3,096,158
Comcast Corp., Class A	66,168	3,094,016
Discovery, Inc., Class A(b)	15,980	448,239
DISH Network Corp., Class A(b)	97,814	3,126,136
Electronic Arts, Inc.	3,014	392,091
Fox Corp., Class A	10,308	431,184
IAC/InterActiveCorp.(b)	3,125	358,625
Interpublic Group of Cos., Inc. (The)	10,325	379,960
Liberty Broadband Corp., Class C(b)	21,035	3,085,835
Liberty Media Corp.-Liberty Formula One, Class C(b)(c)	6,260	380,170
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	7,825	393,754
Live Nation Entertainment, Inc.(b)	3,400	410,788
Loyalty Ventures, Inc.(b)	11,404	273,696
Lumen Technologies, Inc.(c)	262,141	2,715,781
Madison Square Garden Sports Corp., Class A(b)	2,207	381,811
Match Group, Inc.(b)	3,098	345,396
Meta Platforms, Inc., Class A(b)	1,242	262,099
Netflix, Inc.(b)	614	242,235
New York Times Co. (The), Class A	8,264	363,533
News Corp., Class A	17,307	386,292
Nexstar Media Group, Inc., Class A	2,446	452,632
Omnicom Group, Inc.	5,398	452,838
Paramount Global, Class B	12,123	371,085
Pinterest, Inc., Class A(b)	10,579	282,988
Playtika Holding Corp.(b)(c)	20,425	420,755
Roku, Inc., Class A(b)	13,378	1,866,632
Sirius XM Holdings, Inc.(c)	61,158	376,733
Skillz, Inc., (Acquired 06/25/2021 -02/23/2022; Cost $651,994)(b)(c)(d)	44,873	139,555
Spotify Technology S.A.(b)	1,612	251,778
Take-Two Interactive Software, Inc.(b)	2,267	367,254
T-Mobile US, Inc.(b)	27,596	3,400,103
TripAdvisor, Inc.(b)(c)	14,084	358,297
Twitter, Inc.(b)(c)	8,823	313,658
Verizon Communications, Inc.	62,718	3,366,075
Vimeo, Inc.(b)(c)	22,046	286,378
Walt Disney Co. (The)(b)	2,454	364,321
World Wrestling Entertainment, Inc.,
Class A(c)	7,735	458,376
Zynga, Inc., Class A(b)	59,336	538,771

		43,867,786

Consumer Discretionary-6.36%
Advance Auto Parts, Inc.	1,611	329,417
Amazon.com, Inc.(b)	107	328,625
Aptiv PLC(b)(c)	2,253	291,628
Aramark	10,446	386,084
AutoNation, Inc.(b)	3,135	359,459
AutoZone, Inc.(b)	189	352,181

	Shares	Value
Consumer Discretionary-(continued)
Bath & Body Works, Inc.	5,000	$266,850
Best Buy Co., Inc.	3,597	347,614
Booking Holdings, Inc.(b)	164	356,249
BorgWarner, Inc.	8,145	334,026
Boyd Gaming Corp.	5,956	422,519
Bright Horizons Family Solutions, Inc.(b)	3,050	398,452
Brunswick Corp.	3,591	343,012
Burlington Stores, Inc.(b)	1,303	294,335
Caesars Entertainment, Inc.(b)	4,135	348,126
Capri Holdings Ltd.(b)	5,712	386,931
CarMax, Inc.(b)	2,558	279,666
Carnival Corp.(b)(c)	19,634	399,159
Carter’s, Inc.	3,530	341,280
Carvana Co.(b)(c)	1,397	210,207
Chegg, Inc.(b)(c)	13,450	420,582
Chipotle Mexican Grill, Inc.(b)	216	329,044
Choice Hotels International, Inc.	2,583	372,856
Churchill Downs, Inc.	1,632	393,100
Columbia Sportswear Co.	3,713	344,269
D.R. Horton, Inc.	3,522	300,779
Darden Restaurants, Inc.	2,518	365,664
Deckers Outdoor Corp.(b)	955	275,651
Dick’s Sporting Goods, Inc.(c)	3,336	350,280
Dollar General Corp.	1,691	335,393
Dollar Tree, Inc.(b)	2,729	387,736
Domino’s Pizza, Inc.	709	306,437
DoorDash, Inc., Class A(b)	2,484	260,696
DraftKings, Inc., Class A(b)(c)	11,938	282,692
eBay, Inc.	5,633	307,505
Etsy, Inc.(b)	1,605	248,598
Expedia Group, Inc.(b)	2,222	435,756
Five Below, Inc.(b)	1,885	308,405
Floor & Decor Holdings, Inc., Class A(b)	2,964	283,418
Foot Locker, Inc.(c)	8,413	266,019
Ford Motor Co.	19,192	337,012
frontdoor, inc.(b)	10,908	327,785
GameStop Corp., Class A(b)(c)	2,410	297,249
Gap, Inc. (The)(c)	21,920	318,936
Garmin Ltd.	2,778	306,802
General Motors Co.(b)	6,302	294,429
Gentex Corp.	10,713	324,283
Genuine Parts Co.	2,802	342,292
Grand Canyon Education, Inc.(b)	4,981	432,500
H&R Block, Inc.	15,960	395,968
Hanesbrands, Inc.(c)	21,613	333,921
Harley-Davidson, Inc.	10,177	420,310
Hasbro, Inc.(c)	3,736	362,579
Hayward Holdings, Inc.(b)(c)	13,865	248,045
Hilton Worldwide Holdings, Inc.(b)	2,607	388,078
Home Depot, Inc. (The)	932	294,354
Hyatt Hotels Corp., Class A	4,385	425,827
Kohl’s Corp.(c)	7,432	413,368
Las Vegas Sands Corp.(b)	9,891	423,928
Lear Corp.	2,043	321,446
Leggett & Platt, Inc.(c)	8,917	330,642
Lennar Corp., Class A	3,245	291,661
Leslie’s, Inc.(b)(c)	17,788	379,062
Lithia Motors, Inc., Class A	1,325	451,586

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Russell 1000 Equal Weight ETF (EQAL)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
LKQ Corp.	6,580	$308,931
Lowe’s Cos., Inc.	1,466	324,074
lululemon athletica, inc.(b)	906	289,866
Marriott International, Inc., Class A(b)	2,397	407,826
Marriott Vacations Worldwide Corp.	2,338	375,646
Mattel, Inc.(b)	17,593	439,473
McDonald’s Corp.	1,431	350,266
MGM Resorts International	8,926	395,333
Mister Car Wash, Inc.(b)	20,657	330,925
Mohawk Industries, Inc.(b)	1,930	271,705
Newell Brands, Inc.	16,486	391,543
NIKE, Inc., Class B	2,236	305,326
Nordstrom, Inc.(b)(c)	17,899	371,225
Norwegian Cruise Line Holdings Ltd.(b)(c)	17,593	342,888
NVR, Inc.(b)	71	352,049
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	7,554	326,182
O’Reilly Automotive, Inc.(b)	568	368,768
Peloton Interactive, Inc., Class A(b)(c)	9,220	267,933
Penn National Gaming, Inc.(b)	7,381	379,014
Penske Automotive Group, Inc.	3,643	358,070
Petco Health & Wellness Co., Inc.(b)(c)	18,442	323,104
Planet Fitness, Inc., Class A(b)	4,288	362,893
Polaris, Inc.	3,486	423,584
Pool Corp.	692	317,337
PulteGroup, Inc.	6,777	336,546
PVH Corp.	3,657	357,984
QuantumScape Corp.(b)(c)	15,433	249,089
Qurate Retail, Inc., Class A	46,234	254,749
Ralph Lauren Corp.(c)	3,060	404,042
RH(b)(c)	617	247,954
Rivian Automotive, Inc., Class A(b)(c)	3,249	219,502
Ross Stores, Inc.	3,341	305,334
Royal Caribbean Cruises Ltd.(b)(c)	5,039	406,748
Service Corp. International	5,604	341,003
Six Flags Entertainment Corp.(b)	9,688	422,978
Skechers U.S.A., Inc., Class A(b)	8,246	379,151
Starbucks Corp.	3,250	298,318
Tapestry, Inc.	8,675	354,808
Target Corp.	1,584	316,436
Tempur Sealy International, Inc.	8,384	276,756
Terminix Global Holdings, Inc.(b)	10,009	425,983
Tesla, Inc.(b)	388	337,727
Thor Industries, Inc.(c)	3,669	332,045
TJX Cos., Inc. (The)	5,085	336,119
Toll Brothers, Inc.	5,186	281,392
TopBuild Corp.(b)	1,261	270,711
Tractor Supply Co.	1,635	333,197
Travel + Leisure Co.	7,205	403,840
Ulta Beauty, Inc.(b)	933	349,409
Under Armour, Inc., Class A(b)(c)	15,719	281,213
Vail Resorts, Inc.	1,118	291,295
VF Corp.	4,935	286,329
Victoria’s Secret & Co.(b)(c)	7,176	384,849
Vroom, Inc.(b)(c)	33,534	203,887
Wayfair, Inc., Class A(b)(c)	1,715	241,592
Wendy’s Co. (The)	16,929	384,965
Whirlpool Corp.	1,663	334,712
Williams-Sonoma, Inc.(c)	2,079	301,164
Wyndham Hotels & Resorts, Inc.	4,617	398,955
Wynn Resorts Ltd.(b)	4,302	372,209

	Shares	Value
Consumer Discretionary-(continued)
YETI Holdings, Inc.(b)(c)	4,143	$255,043
Yum China Holdings, Inc. (China)	7,310	380,266
Yum! Brands, Inc.	2,833	347,269

		42,902,293

Consumer Staples-9.00%
Albertsons Cos., Inc., Class A	38,909	1,134,197
Altria Group, Inc.	26,618	1,365,237
Archer-Daniels-Midland Co.	18,756	1,471,408
Beyond Meat, Inc.(b)(c)	16,934	792,173
Boston Beer Co., Inc. (The), Class A(b)(c)	2,338	896,529
Brown-Forman Corp., Class B	16,818	1,097,038
Bunge Ltd.	13,885	1,451,677
Campbell Soup Co.	28,144	1,265,636
Casey’s General Stores, Inc.	6,527	1,227,598
Church & Dwight Co., Inc.	12,428	1,216,080
Clorox Co. (The)	7,113	1,037,004
Coca-Cola Co. (The)	21,637	1,346,687
Colgate-Palmolive Co.	15,215	1,170,794
Conagra Brands, Inc.	37,246	1,302,493
Constellation Brands, Inc., Class A	5,079	1,095,134
Costco Wholesale Corp.	716	371,783
Coty, Inc., Class A(b)	37,080	340,024
Darling Ingredients, Inc.(b)	18,192	1,318,556
Estee Lauder Cos., Inc. (The), Class A	1,058	313,517
Flowers Foods, Inc.	46,119	1,264,122
Freshpet, Inc.(b)(c)	11,430	1,088,479
General Mills, Inc.	18,557	1,251,299
Grocery Outlet Holding Corp.(b)(c)	43,182	1,200,891
Hain Celestial Group, Inc. (The)(b)(c)	30,463	1,107,635
Herbalife Nutrition Ltd.(b)(c)	31,791	1,131,124
Hershey Co. (The)	6,471	1,308,824
Hormel Foods Corp.	26,495	1,262,222
Ingredion, Inc.(c)	12,322	1,093,454
JM Smucker Co. (The)	9,090	1,224,878
Kellogg Co.	19,138	1,223,684
Keurig Dr Pepper, Inc.	34,316	1,327,000
Kimberly-Clark Corp.	8,758	1,139,854
Kraft Heinz Co. (The)	35,465	1,390,937
Kroger Co. (The)	27,173	1,271,696
Lamb Weston Holdings, Inc.	20,933	1,390,579
McCormick & Co., Inc.	13,377	1,273,089
Molson Coors Beverage Co., Class B	26,045	1,359,028
Mondelez International, Inc., Class A	19,459	1,274,175
Monster Beverage Corp.(b)	13,439	1,134,252
Olaplex Holdings, Inc.(b)(c)	44,085	739,746
PepsiCo, Inc.	7,139	1,168,940
Philip Morris International, Inc.	13,262	1,340,390
Pilgrim’s Pride Corp.(b)	42,151	993,921
Post Holdings, Inc.(b)(c)	11,792	1,239,811
Procter & Gamble Co. (The)	7,743	1,207,056
Reynolds Consumer Products, Inc.(c)	40,225	1,197,498
Seaboard Corp.	300	1,157,844
Spectrum Brands Holdings, Inc.	12,133	1,125,700
Sysco Corp.	16,072	1,399,871
Tyson Foods, Inc., Class A	14,178	1,313,733
US Foods Holding Corp.(b)	36,015	1,407,826
Walgreens Boots Alliance, Inc.	24,140	1,112,613
Walmart, Inc.	2,725	368,311

		60,704,047

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Russell 1000 Equal Weight ETF (EQAL)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Energy-9.52%
Antero Midstream Corp.(c)	175,661	$1,763,636
APA Corp.	65,325	2,327,530
Baker Hughes Co., Class A	68,371	2,008,740
Cheniere Energy, Inc.	16,645	2,212,120
Chevron Corp.	14,393	2,072,592
ConocoPhillips	23,437	2,223,234
Continental Resources, Inc.(c)	37,143	2,058,836
Coterra Energy, Inc.	81,669	1,905,338
Devon Energy Corp.	40,179	2,392,659
Diamondback Energy, Inc.	15,415	2,128,812
DT Midstream, Inc.	36,221	1,923,335
EOG Resources, Inc.	19,571	2,249,099
EQT Corp.	82,106	1,899,933
Exxon Mobil Corp.	27,156	2,129,574
Halliburton Co.	72,391	2,427,270
Hess Corp.	21,592	2,182,088
HollyFrontier Corp.	52,286	1,592,109
Kinder Morgan, Inc.	106,207	1,848,002
Marathon Oil Corp.	106,012	2,391,631
Marathon Petroleum Corp.	26,848	2,090,654
New Fortress Energy, Inc.(c)	67,692	1,867,622
NOV, Inc.	125,772	2,156,990
Occidental Petroleum Corp.	56,232	2,459,025
ONEOK, Inc.	27,546	1,798,754
Phillips 66	23,516	1,980,988
Pioneer Natural Resources Co.	9,292	2,226,363
Schlumberger N.V	55,536	2,179,233
Targa Resources Corp.	32,584	2,130,016
Texas Pacific Land Corp.	1,339	1,591,709
Valero Energy Corp.	24,181	2,019,355
Williams Cos., Inc. (The)	63,881	1,998,198

		64,235,445

Financials-9.32%
Affiliated Managers Group, Inc.	2,636	364,717
Aflac, Inc.	7,724	471,859
AGNC Investment Corp.	27,957	360,925
Alleghany Corp.(b)	657	434,881
Allstate Corp. (The)	4,116	503,634
Ally Financial, Inc.	9,156	456,884
American Express Co.	2,063	401,336
American Financial Group, Inc.	3,227	436,904
American International Group, Inc.	8,069	494,146
Ameriprise Financial, Inc.	1,484	444,888
Annaly Capital Management, Inc.(c)	52,307	364,057
Aon PLC, Class A	1,492	435,873
Apollo Global Management, Inc.(c)	12,588	821,493
Arch Capital Group Ltd.(b)	10,192	480,145
Ares Management Corp., Class A	5,539	449,158
Arthur J. Gallagher & Co.	2,636	416,989
Assurant, Inc.	2,848	483,334
Assured Guaranty Ltd.	9,124	565,414
AXIS Capital Holdings Ltd.	8,454	461,757
Bank of America Corp.	9,963	440,365
Bank of Hawaii Corp.	5,382	463,821
Bank of New York Mellon Corp. (The)	7,763	412,603
Bank OZK	9,677	455,013
Berkshire Hathaway, Inc., Class B(b)	1,561	501,783
BlackRock, Inc.	476	354,092
Blackstone, Inc., Class A	3,312	422,181

	Shares	Value
Financials-(continued)
BOK Financial Corp.(c)	4,202	$431,545
Brighthouse Financial, Inc.(b)	8,628	450,899
Brown & Brown, Inc.	6,607	446,699
Capital One Financial Corp.	2,323	356,046
Carlyle Group, Inc. (The)	8,218	385,178
Cboe Global Markets, Inc.	3,436	403,008
Charles Schwab Corp. (The)	5,488	463,516
Chubb Ltd.	2,331	474,685
Cincinnati Financial Corp.	3,840	471,514
Citigroup, Inc.	7,131	422,369
Citizens Financial Group, Inc.	9,357	490,494
CME Group, Inc., Class A	1,940	458,868
CNA Financial Corp.	10,051	459,331
Comerica, Inc.	5,279	504,092
Commerce Bancshares, Inc.	6,509	467,216
Credit Acceptance Corp.(b)(c)	676	371,881
Cullen/Frost Bankers, Inc.	3,470	488,333
Discover Financial Services	3,835	473,392
East West Bancorp, Inc.	5,640	493,838
Equitable Holdings, Inc.	13,623	444,927
Erie Indemnity Co., Class A(c)	2,336	409,034
Evercore, Inc., Class A	3,251	412,910
Everest Re Group Ltd.	1,637	488,186
F.N.B. Corp.	36,774	493,875
FactSet Research Systems, Inc.	980	397,968
Fidelity National Financial, Inc.	8,789	418,708
Fifth Third Bancorp	10,128	484,524
First American Financial Corp.	5,851	392,251
First Citizens BancShares, Inc., Class A	536	422,609
First Hawaiian, Inc.	16,281	473,289
First Horizon Corp.	27,032	634,711
First Republic Bank	2,110	365,579
Franklin Resources, Inc.	13,319	395,974
Globe Life, Inc.	4,826	487,233
GoHealth, Inc., Class A(b)(c)	115,882	258,417
Goldman Sachs Group, Inc. (The)	1,097	374,395
Hanover Insurance Group, Inc. (The)	3,400	474,334
Hartford Financial Services Group, Inc. (The) .	6,495	451,273
Huntington Bancshares, Inc.	28,715	445,657
Interactive Brokers Group, Inc., Class A	5,803	384,043
Intercontinental Exchange, Inc.	3,284	420,746
Invesco Ltd.(e)	19,091	405,493
Janus Henderson Group PLC	10,678	358,460
Jefferies Financial Group, Inc.	11,556	410,700
JPMorgan Chase & Co.	2,765	392,077
Kemper Corp.	8,285	442,750
KeyCorp	19,271	483,124
KKR & Co., Inc., Class A	5,834	350,740
Lazard Ltd., Class A	10,092	348,981
Lemonade, Inc.(b)(c)	9,495	241,648
Lincoln National Corp.	6,495	437,893
Loews Corp.	7,822	479,801
LPL Financial Holdings, Inc.	2,750	497,612
M&T Bank Corp.	2,912	530,654
Markel Corp.(b)	356	442,476
MarketAxess Holdings, Inc.	1,167	445,129
Marsh & McLennan Cos., Inc.	2,587	402,046
Mercury General Corp.	8,453	464,915
MetLife, Inc.	7,266	490,818
MGIC Investment Corp.	30,554	463,810

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Russell 1000 Equal Weight ETF (EQAL)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Financials-(continued)
Moody’s Corp.	1,124	$361,962
Morgan Stanley	4,396	398,893
Morningstar, Inc.	1,390	390,104
MSCI, Inc.	712	357,203
Nasdaq, Inc.	2,167	370,882
New Residential Investment Corp.	39,352	408,474
New York Community Bancorp, Inc.	36,165	417,344
Northern Trust Corp.	3,719	423,594
Old Republic International Corp.	18,163	478,595
OneMain Holdings, Inc.	8,755	446,330
PacWest Bancorp	9,824	485,502
People’s United Financial, Inc.	25,026	527,548
Pinnacle Financial Partners, Inc.	4,594	464,362
PNC Financial Services Group, Inc. (The)	2,210	440,343
Popular, Inc.	5,608	515,095
Primerica, Inc.	2,951	383,305
Principal Financial Group, Inc.	6,182	436,696
Progressive Corp. (The)	4,654	492,998
Prosperity Bancshares, Inc.	6,062	451,377
Prudential Financial, Inc.	4,160	464,506
Raymond James Financial, Inc.	4,528	496,495
Regions Financial Corp.	19,848	480,123
Reinsurance Group of America, Inc.	4,266	472,929
RenaissanceRe Holdings Ltd. (Bermuda)	2,644	398,662
Rocket Cos., Inc., Class A(c)	27,069	349,461
S&P Global, Inc.(c)	1,697	637,599
SEI Investments Co.	7,268	425,759
Signature Bank	1,400	482,846
SLM Corp.	23,576	464,447
Starwood Property Trust, Inc.	17,860	425,782
State Street Corp.	4,716	402,416
Stifel Financial Corp.	6,275	461,213
SVB Financial Group(b)	632	382,992
Synchrony Financial	7,232	309,385
Synovus Financial Corp.	9,447	497,385
T. Rowe Price Group, Inc.	2,217	320,490
TFS Financial Corp.	24,547	421,472
Tradeweb Markets, Inc., Class A	4,681	395,451
Travelers Cos., Inc. (The)	2,888	496,245
Truist Financial Corp.	7,418	461,548
U.S. Bancorp	7,745	437,902
Umpqua Holdings Corp.	22,688	484,389
Unum Group	18,358	512,555
Upstart Holdings, Inc.(b)(c)	2,457	388,181
UWM Holdings Corp.(c)	64,174	278,515
Virtu Financial, Inc., Class A	16,159	566,858
Voya Financial, Inc.	7,008	471,989
W.R. Berkley Corp.	5,544	500,623
Webster Financial Corp.	16,383	986,420
Wells Fargo & Co.	8,909	475,473
Western Alliance Bancorporation	4,120	386,209
White Mountains Insurance Group Ltd.	441	463,138
Willis Towers Watson PLC	1,903	423,037
Wintrust Financial Corp.	4,998	496,601
Zions Bancorporation N.A	7,034	498,640

		62,899,269

Health Care-9.43%
10X Genomics, Inc., Class A(b)(c)	3,836	312,519
Abbott Laboratories	4,159	501,659

	Shares	Value
Health Care-(continued)
AbbVie, Inc.	4,441	$656,247
ABIOMED, Inc.(b)	1,766	548,767
Acadia Healthcare Co., Inc.(b)	9,469	536,987
Adaptive Biotechnologies Corp.(b)(c)	20,059	289,451
Agilent Technologies, Inc.	3,565	464,733
agilon health, inc.(b)(c)	24,046	486,210
Align Technology, Inc.(b)	816	417,351
Alnylam Pharmaceuticals, Inc.(b)	3,193	504,015
Amedisys, Inc.(b)	3,513	562,923
AmerisourceBergen Corp.	9,752	1,389,953
Amgen, Inc.(c)	2,590	586,583
Anthem, Inc.	1,327	599,605
Avantor, Inc.(b)	13,884	481,636
Baxter International, Inc.	6,838	581,025
Becton, Dickinson and Co.	2,254	611,465
Biogen, Inc.(b)	2,375	501,149
BioMarin Pharmaceutical, Inc.(b)	6,438	502,937
Bio-Rad Laboratories, Inc., Class A(b)	730	456,951
Bio-Techne Corp.	1,174	492,387
Boston Scientific Corp.(b)	13,348	589,581
Bristol-Myers Squibb Co.	9,578	657,721
Bruker Corp.	6,840	481,331
Cardinal Health, Inc.	11,368	613,986
Catalent, Inc.(b)	4,449	453,976
Centene Corp.(b)	7,354	607,587
Cerner Corp.	7,332	683,709
Certara, Inc.(b)(c)	19,753	500,541
Change Healthcare, Inc.(b)	19,902	426,301
Charles River Laboratories International, Inc.(b)	1,550	451,298
Chemed Corp.	1,104	528,032
Cigna Corp.	2,606	619,655
Cooper Cos., Inc. (The)	1,347	550,950
CureVac N.V. (Germany)(b)(c)	13,914	234,033
CVS Health Corp.	12,195	1,264,012
Danaher Corp.	1,730	474,729
DaVita, Inc.(b)	5,247	591,704
Definitive Healthcare Corp.(b)	17,233	398,427
DENTSPLY SIRONA, Inc.	10,384	562,190
DexCom, Inc.(b)	989	409,357
Edwards Lifesciences Corp.(b)	4,590	515,778
Elanco Animal Health, Inc.(b)	19,341	549,478
Eli Lilly and Co.	2,274	568,386
Encompass Health Corp.	8,917	588,700
Envista Holdings Corp.(b)(c)	13,422	644,256
Exact Sciences Corp.(b)(c)	6,795	530,418
Exelixis, Inc.(b)	33,262	682,869
Figs, Inc., Class A(b)(c)	12,025	197,571
Gilead Sciences, Inc.	7,839	473,476
Globus Medical, Inc., Class A(b)	8,110	570,295
Guardant Health, Inc.(b)(c)	5,857	388,143
HCA Healthcare, Inc.	2,284	571,708
Henry Schein, Inc.(b)	7,273	628,242
Hologic, Inc.(b)	7,328	521,534
Horizon Therapeutics PLC(b)	5,497	501,161
Humana, Inc.	1,220	529,870
ICU Medical, Inc.(b)	2,449	579,752
IDEXX Laboratories, Inc.(b)	911	484,971
Illumina, Inc.(b)	1,481	483,695
Incyte Corp.(b)	8,292	566,344

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Russell 1000 Equal Weight ETF (EQAL)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Health Care-(continued)
Insulet Corp.(b)	2,049	$542,350
Integra LifeSciences Holdings Corp.(b)(c)	8,443	566,188
Intuitive Surgical, Inc.(b)	1,624	471,496
Ionis Pharmaceuticals, Inc.(b)(c)	18,197	607,416
Iovance Biotherapeutics, Inc.(b)(c)	29,541	462,907
IQVIA Holdings, Inc.(b)	2,045	470,595
Jazz Pharmaceuticals PLC(b)	4,474	614,817
Johnson & Johnson	3,331	548,183
Laboratory Corp. of America Holdings(b)	1,953	529,771
Maravai LifeSciences Holdings, Inc., Class A(b)(c)	12,926	505,019
Masimo Corp.(b)	1,989	313,168
McKesson Corp.	5,149	1,415,769
Medtronic PLC	4,884	512,771
Merck & Co., Inc.	7,566	579,404
Mettler-Toledo International, Inc.(b)	217	305,697
Mirati Therapeutics, Inc.(b)(c)	4,057	358,192
Moderna, Inc.(b)	2,022	310,579
Molina Healthcare, Inc.(b)	1,875	575,381
Natera, Inc.(b)	6,026	396,209
Nektar Therapeutics(b)(c)	36,504	373,801
Neurocrine Biosciences, Inc.(b)	6,750	606,622
Novavax, Inc.(b)(c)	3,099	258,364
Novocure Ltd.(b)(c)	6,283	514,326
Oak Street Health, Inc.(b)(c)	17,463	305,777
Organon & Co.	19,221	717,520
Penumbra, Inc.(b)(c)	2,209	489,824
PerkinElmer, Inc.	2,941	528,233
Perrigo Co. PLC	15,036	534,079
Pfizer, Inc.	10,583	496,766
Premier, Inc., Class A	14,482	520,483
QIAGEN N.V.(b)	10,171	505,397
Quest Diagnostics, Inc.	3,501	459,576
Quidel Corp.(b)(c)	3,976	420,621
Regeneron Pharmaceuticals, Inc.(b)	825	510,147
Repligen Corp.(b)	2,191	430,970
ResMed, Inc.	2,080	513,240
Royalty Pharma PLC, Class A(c)	14,437	566,797
Sage Therapeutics, Inc.(b)	14,260	518,636
Sarepta Therapeutics, Inc.(b)(c)	6,460	494,901
Seagen, Inc.(b)	3,799	489,577
Signify Health, Inc., Class A(b)(c)	39,056	548,737
Sotera Health Co.(b)	24,961	545,897
STERIS PLC	2,372	569,280
Stryker Corp.	2,123	559,092
Syneos Health, Inc.(b)	5,459	432,353
Tandem Diabetes Care, Inc.(b)	4,112	463,135
Teladoc Health, Inc.(b)(c)	5,814	441,341
Teleflex, Inc.	1,721	578,789
Thermo Fisher Scientific, Inc.	877	477,088
Ultragenyx Pharmaceutical, Inc.(b)(c)	7,034	473,529
United Therapeutics Corp.(b)	2,947	489,791
UnitedHealth Group, Inc.	1,165	554,388
Universal Health Services, Inc., Class B	4,267	614,149
Veeva Systems, Inc., Class A(b)	2,058	471,385
Vertex Pharmaceuticals, Inc.(b)	2,641	607,483
Viatris, Inc.	43,261	476,304
Waters Corp.(b)	1,011	320,214
West Pharmaceutical Services, Inc.	1,283	496,624

	Shares	Value
Health Care-(continued)
Zimmer Biomet Holdings, Inc.	4,391	$558,491
Zoetis, Inc.	2,398	464,373

		63,644,332

Industrials-9.47%
3M Co.	1,966	292,246
A.O. Smith Corp.	4,188	287,213
Acuity Brands, Inc.	1,740	317,324
ADT, Inc.(c)	40,564	296,523
Advanced Drainage Systems, Inc.	2,562	299,037
AECOM	4,746	344,844
AGCO Corp.	2,895	347,863
Air Lease Corp.	7,784	325,060
Alaska Air Group, Inc.(b)	7,324	411,169
Allegion PLC	2,642	302,562
Allison Transmission Holdings, Inc.	10,003	399,520
AMERCO	526	303,823
American Airlines Group, Inc.(b)(c)	20,772	358,317
AMETEK, Inc.	2,454	318,505
Armstrong World Industries, Inc.	3,046	269,266
Axon Enterprise, Inc.(b)	2,374	332,953
AZEK Co., Inc. (The)(b)	8,336	245,829
Boeing Co. (The)(b)	1,677	344,355
Booz Allen Hamilton Holding Corp.	4,147	334,621
Builders FirstSource, Inc.(b)	4,451	331,243
BWX Technologies, Inc.	7,232	386,333
C.H. Robinson Worldwide, Inc.	3,445	333,063
CACI International, Inc., Class A(b)	1,536	429,757
Carlisle Cos., Inc.	1,451	344,467
Carrier Global Corp.	6,183	277,493
Caterpillar, Inc.	1,699	318,698
ChargePoint Holdings, Inc.(b)(c)	82,184	1,193,312
Cintas Corp.	771	289,372
Clarivate PLC(b)(c)	16,760	251,065
Clean Harbors, Inc.(b)	14,630	1,396,141
Colfax Corp.(b)	7,564	304,148
Copa Holdings S.A., Class A (Panama)(c)	4,938	418,940
Copart, Inc.(b)	2,530	310,886
Core & Main, Inc., Class A(b)	12,542	281,944
CoStar Group, Inc.(b)	11,389	694,843
Crane Co.	3,371	340,741
CSX Corp.	9,481	321,501
Cummins, Inc.	1,582	322,918
Curtiss-Wright Corp.	2,605	384,290
Deere & Co.	962	346,339
Delta Air Lines, Inc.(b)	9,782	390,497
Donaldson Co., Inc.	5,907	320,573
Dover Corp.	2,020	316,857
Driven Brands Holdings, Inc.(b)(c)	11,552	339,282
Dun & Bradstreet Holdings, Inc.(b)(c)	22,051	409,267
Eaton Corp. PLC	2,056	317,220
Emerson Electric Co.	3,776	350,866
Equifax, Inc.	1,187	259,170
Expeditors International of Washington, Inc.	2,706	279,692
Fastenal Co.	27,071	1,393,074
FedEx Corp.	1,413	314,068
Flowserve Corp.	11,135	338,170
Fluence Energy, Inc.(b)(c)	54,296	734,625
Fortive Corp.	4,613	298,692
Fortune Brands Home & Security, Inc.	3,265	283,728

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Russell 1000 Equal Weight ETF (EQAL)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Industrials-(continued)
FTI Consulting, Inc.(b)(c)	2,379	$347,334
Gates Industrial Corp. PLC(b)	21,490	340,402
Generac Holdings, Inc.(b)	965	304,429
General Dynamics Corp.	1,723	403,957
General Electric Co.	3,542	338,296
Graco, Inc.	4,390	316,475
GXO Logistics, Inc.(b)	3,695	310,121
HEICO Corp.(c)	2,403	354,467
Hexcel Corp.	32,621	1,888,756
Honeywell International, Inc.	1,684	319,539
Howmet Aerospace, Inc.	11,269	404,782
Hubbell, Inc.	1,671	297,856
Huntington Ingalls Industries, Inc.	1,862	380,593
IAA, Inc.(b)	7,463	274,191
IDEX Corp.	1,472	282,477
Illinois Tool Works, Inc.	1,434	310,232
Ingersoll Rand, Inc.	5,785	292,258
ITT, Inc.	3,413	299,900
J.B. Hunt Transport Services, Inc.	1,750	355,127
Jacobs Engineering Group, Inc.	2,436	299,628
JetBlue Airways Corp.(b)	26,130	399,005
Johnson Controls International PLC	4,382	284,655
Kirby Corp.(b)	5,992	390,379
Knight-Swift Transportation Holdings, Inc.	5,779	314,840
L3Harris Technologies, Inc.	1,609	405,967
Landstar System, Inc.	1,966	303,570
Legalzoom.com, Inc.(b)(c)	21,157	330,261
Leidos Holdings, Inc.	4,646	473,149
Lennox International, Inc.	1,059	282,679
Lincoln Electric Holdings, Inc.	2,546	324,513
Lockheed Martin Corp.	1,012	439,006
Lyft, Inc., Class A(b)	9,239	359,767
ManpowerGroup, Inc.	3,709	394,193
Masco Corp.	5,071	284,179
MasTec, Inc.(b)(c)	3,712	292,357
MDU Resources Group, Inc.	12,097	323,837
Mercury Systems, Inc.(b)(c)	7,437	447,856
Middleby Corp. (The)(b)	1,856	329,663
MSA Safety, Inc.	2,333	324,520
MSC Industrial Direct Co., Inc., Class A	4,192	324,796
Nielsen Holdings PLC	18,074	314,849
Nordson Corp.	1,299	294,211
Norfolk Southern Corp.	1,212	310,902
Northrop Grumman Corp.	946	418,264
nVent Electric PLC	9,242	313,581
Old Dominion Freight Line, Inc.	999	313,716
Oshkosh Corp.(c)	3,094	343,558
Otis Worldwide Corp.	4,022	315,043
Owens Corning	3,712	345,921
PACCAR, Inc.	3,914	359,344
Parker-Hannifin Corp.	1,090	323,065
Pentair PLC	4,721	273,393
Plug Power, Inc.(b)(c)	49,398	1,249,275
Quanta Services, Inc.	3,047	331,940
Raytheon Technologies Corp.	4,024	413,265
Regal Rexnord Corp.(c)	2,128	341,225
Republic Services, Inc.	10,877	1,308,286
Robert Half International, Inc.	3,214	386,612
Rockwell Automation, Inc.	1,003	267,380
Rollins, Inc.	11,637	379,715

	Shares	Value
Industrials-(continued)
Roper Technologies, Inc.	874	$391,744
Ryder System, Inc.(c)	4,265	336,253
Schneider National, Inc., Class B	13,577	354,631
Science Applications International Corp.	4,932	432,487
Sensata Technologies Holding PLC(b)	5,859	339,295
Shoals Technologies Group, Inc., Class A(b)(c)	62,703	991,334
SiteOne Landscape Supply, Inc.(b)	1,591	274,336
Snap-on, Inc.	1,625	341,542
Southwest Airlines Co.(b)	8,635	378,213
Spirit AeroSystems Holdings, Inc., Class A	8,402	420,100
Stanley Black & Decker, Inc.	1,804	293,511
Stericycle, Inc.(b)	24,938	1,455,382
Sunrun, Inc.(b)(c)	34,672	945,852
Textron, Inc.	4,653	340,274
Timken Co. (The)	24,759	1,623,200
Toro Co. (The)	3,441	322,800
Trane Technologies PLC	1,719	264,606
TransDigm Group, Inc.(b)	566	377,290
TransUnion	2,989	271,282
Trex Co., Inc.(b)	2,536	232,906
TuSimple Holdings, Inc., Class A(b)(c)	9,821	171,082
Uber Technologies, Inc.(b)	10,038	361,669
Union Pacific Corp.	1,408	346,298
United Airlines Holdings, Inc.(b)(c)	8,476	376,334
United Parcel Service, Inc., Class B	1,685	354,558
United Rentals, Inc.(b)	976	313,901
Univar Solutions, Inc.(b)	60,842	1,868,458
Valmont Industries, Inc.	1,367	295,887
Verisk Analytics, Inc.	1,548	274,522
Vertiv Holdings Co.	15,764	205,247
Virgin Galactic Holdings, Inc.(b)(c)	22,148	214,393
W.W. Grainger, Inc.	688	328,217
Wabtec Corp.	3,779	350,767
Waste Management, Inc.	8,988	1,297,867
Watsco, Inc.	1,120	305,827
Woodward, Inc.(c)	3,219	401,184
XPO Logistics, Inc.(b)	4,363	317,103
Xylem, Inc.	2,817	250,572

		63,928,786

Information Technology-13.27%
Accenture PLC, Class A	941	297,375
Adobe, Inc.(b)	649	303,524
Advanced Micro Devices, Inc.(b)	6,158	759,528
Akamai Technologies, Inc.(b)	3,673	397,639
Allegro MicroSystems, Inc. (Japan)(b)(c)	12,118	347,423
Alliance Data Systems Corp.	4,719	318,297
Alteryx, Inc., Class A(b)(c)	6,253	389,562
Amdocs Ltd.	5,750	452,525
Amphenol Corp., Class A	4,945	375,869
Analog Devices, Inc.	2,234	358,088
Anaplan, Inc.(b)	8,872	420,267
ANSYS, Inc.(b)	1,046	339,103
Apple, Inc.	2,351	388,197
Applied Materials, Inc.	2,686	360,461
Arista Networks, Inc.(b)	24,452	3,000,994
Arrow Electronics, Inc.(b)	3,264	397,816
Aspen Technology, Inc.(b)	2,801	426,900
Atlassian Corp. PLC, Class A(b)	1,097	335,375
Autodesk, Inc.(b)	1,536	338,273

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Russell 1000 Equal Weight ETF (EQAL)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Information Technology-(continued)
Automatic Data Processing, Inc.	1,488	$304,207
Avalara, Inc.(b)	2,738	284,506
Avnet, Inc.	10,591	445,563
Azenta, Inc.	3,925	343,516
Bentley Systems, Inc., Class B	8,600	330,154
Bill.com Holdings, Inc.(b)(c)	1,358	323,041
Black Knight, Inc.(b)	5,578	313,428
Block, Inc., Class A(b)	1,854	236,385
Broadcom, Inc.	703	412,970
Broadridge Financial Solutions, Inc.	2,523	368,888
C3.ai, Inc., Class A(b)(c)	12,766	286,214
Cadence Design Systems, Inc.(b)	2,284	345,866
CDK Global, Inc.	10,276	465,914
CDW Corp.	2,117	365,098
Ceridian HCM Holding, Inc.(b)	3,939	287,193
Ciena Corp.(b)	43,734	2,992,280
Cirrus Logic, Inc.(b)	4,630	402,208
Cisco Systems, Inc.	54,924	3,063,111
Citrix Systems, Inc.	5,028	515,370
Cloudflare, Inc., Class A(b)	2,733	318,176
Cognex Corp.	4,576	309,155
Cognizant Technology Solutions Corp., Class A	5,067	436,421
Coherent, Inc.(b)	1,305	344,938
CommScope Holding Co., Inc.(b)	280,373	2,674,758
Concentrix Corp.(c)	2,372	474,139
Corning, Inc.	10,948	442,299
Coupa Software, Inc.(b)(c)	2,516	304,461
Crowdstrike Holdings, Inc., Class A(b)	2,039	398,033
Datadog, Inc., Class A(b)	2,353	379,092
Datto Holding Corp.(b)(c)	16,818	394,550
Dell Technologies, Inc., Class C(b)	7,134	363,549
DocuSign, Inc.(b)	2,748	325,446
Dolby Laboratories, Inc., Class A	4,628	347,563
DoubleVerify Holdings, Inc.(b)(c)	13,012	359,782
Dropbox, Inc., Class A(b)	17,082	387,591
Duck Creek Technologies, Inc.(b)(c)	14,513	340,765
DXC Technology Co.(b)	13,425	456,853
Dynatrace, Inc.(b)	6,544	290,684
Elastic N.V.(b)	3,354	290,624
Enphase Energy, Inc.(b)	7,858	1,309,929
Entegris, Inc.	2,798	365,083
EPAM Systems, Inc.(b)	580	120,495
Euronet Worldwide, Inc.(b)	2,933	376,099
Everbridge, Inc.(b)	3,553	140,415
F5, Inc.(b)	1,820	365,547
Fair Isaac Corp.(b)	850	400,512
Fastly, Inc., Class A(b)(c)	9,970	185,442
Fidelity National Information Services, Inc.	3,305	314,735
First Solar, Inc.(b)	17,592	1,324,502
Fiserv, Inc.(b)	3,350	327,195
Five9, Inc.(b)	3,033	333,630
FleetCor Technologies, Inc.(b)	1,565	366,523
Fortinet, Inc.(b)	1,297	446,842
Gartner, Inc.(b)	1,320	370,154
Genpact Ltd.	6,854	286,771
Global Payments, Inc.	2,734	364,661
GLOBALFOUNDRIES, Inc.(b)(c)	6,436	391,180
Globant S.A.(b)	1,482	406,068
GoDaddy, Inc., Class A(b)	5,802	483,945

	Shares	Value
Information Technology-(continued)
Guidewire Software, Inc.(b)(c)	3,609	$318,133
Hewlett Packard Enterprise Co.	26,741	425,717
HP, Inc.	11,349	389,952
HubSpot, Inc.(b)	549	288,225
Informatica, Inc., Class A(b)(c)	11,713	236,134
Intel Corp.	8,150	388,755
International Business Machines Corp.	3,332	408,203
Intuit, Inc.	621	294,584
IPG Photonics Corp.(b)	2,402	313,101
Jabil, Inc.	6,661	385,072
Jack Henry & Associates, Inc.	2,216	391,789
Jamf Holding Corp.(b)(c)	12,678	433,714
Juniper Networks, Inc.	96,080	3,246,543
Keysight Technologies, Inc.(b)	1,728	271,935
KLA Corp.	1,010	351,985
Kyndryl Holdings, Inc.(b)(c)	22,520	357,167
Lam Research Corp.	580	325,583
Littelfuse, Inc.	1,153	297,716
Lumentum Holdings, Inc.(b)(c)	32,612	3,224,022
Mandiant, Inc.(b)	24,798	491,000
Manhattan Associates, Inc.(b)	2,738	366,016
Marvell Technology, Inc.	4,570	312,268
Mastercard, Inc., Class A	1,009	364,067
McAfee Corp., Class A	16,010	416,100
Microchip Technology, Inc.	4,748	333,927
Micron Technology, Inc.	4,841	430,171
Microsoft Corp.	1,230	367,512
MKS Instruments, Inc.	2,155	324,543
MongoDB, Inc.(b)	798	304,828
Monolithic Power Systems, Inc.	794	364,208
Motorola Solutions, Inc.	12,203	2,689,907
N-able, Inc.(b)(c)	33,488	387,456
National Instruments Corp.	9,563	383,954
nCino, Inc.(b)(c)	7,387	339,285
NCR Corp.(b)(c)	10,216	413,952
NetApp, Inc.	4,607	361,097
New Relic, Inc.(b)	4,031	267,013
NortonLifeLock, Inc.	17,208	498,688
Nuance Communications, Inc.(b)	7,495	416,122
Nutanix, Inc., Class A(b)	12,347	329,665
NVIDIA Corp.	1,357	330,904
NXP Semiconductors N.V. (China)	1,820	346,018
Okta, Inc.(b)	1,796	328,381
ON Semiconductor Corp.(b)	6,488	406,214
Oracle Corp.	4,635	352,121
Palantir Technologies, Inc., Class A(b)(c)	21,336	252,832
Palo Alto Networks, Inc.(b)	776	461,138
Paychex, Inc.	2,835	337,535
Paycom Software, Inc.(b)	970	329,034
Paycor HCM, Inc.(b)(c)	13,431	377,008
Paylocity Holding Corp.(b)	1,440	305,914
PayPal Holdings, Inc.(b)	1,806	202,146
Paysafe Ltd.(b)(c)	85,948	274,174
Pegasystems, Inc.	3,627	315,984
Procore Technologies, Inc.(b)(c)	4,992	325,428
PTC, Inc.(b)	3,431	381,802
Pure Storage, Inc., Class A(b)(c)	12,631	327,648
Qorvo, Inc.(b)	2,565	350,841
QUALCOMM, Inc.	2,253	387,493
RingCentral, Inc., Class A(b)	2,204	288,371

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Russell 1000 Equal Weight ETF (EQAL)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Information Technology-(continued)
Sabre Corp.(b)(c)	42,522	$464,765
salesforce.com, inc.(b)	1,555	327,374
ServiceNow, Inc.(b)	639	370,569
Shift4 Payments, Inc., Class A(b)(c)	6,181	325,430
Skyworks Solutions, Inc.	2,551	352,472
Smartsheet, Inc., Class A(b)(c)	5,680	302,006
Snowflake, Inc., Class A(b)	1,135	301,524
SolarWinds Corp.	28,835	390,714
Splunk, Inc.(b)	3,634	429,175
SS&C Technologies Holdings, Inc.	5,284	396,141
StoneCo Ltd., Class A (Brazil)(b)(c)	19,716	221,608
Switch, Inc., Class A	15,634	406,797
Synopsys, Inc.(b)	1,157	361,435
TD SYNNEX Corp.	3,821	389,092
Teledyne Technologies, Inc.(b)	803	344,792
Teradata Corp.(b)(c)	9,596	479,704
Teradyne, Inc.	2,629	310,012
Texas Instruments, Inc.	2,124	361,059
Thoughtworks Holding, Inc.(b)(c)	14,590	333,527
Trade Desk, Inc. (The), Class A(b)	3,991	340,512
Trimble, Inc.(b)	3,989	278,233
Twilio, Inc., Class A(b)	1,532	267,794
Tyler Technologies, Inc.(b)	798	341,751
Ubiquiti, Inc.	11,031	2,800,661
Unity Software, Inc.(b)(c)	2,928	311,686
Universal Display Corp.(c)	2,606	403,695
VeriSign, Inc.(b)	1,711	365,675
ViaSat, Inc.(b)(c)	67,424	3,077,231
Visa, Inc., Class A(c)	1,642	354,869
VMware, Inc., Class A	3,645	427,631
Vontier Corp.	11,093	269,560
Western Digital Corp.(b)	7,173	365,393
Western Union Co. (The)(c)	19,211	349,256
WEX, Inc.(b)	2,619	441,328
Wix.com Ltd. (Israel)(b)	2,688	246,167
Wolfspeed, Inc.(b)(c)	3,491	358,596
Workday, Inc., Class A(b)	1,467	336,016
Xerox Holdings Corp.	19,530	384,936
Zebra Technologies Corp., Class A(b)	574	237,257
Zendesk, Inc.(b)(c)	4,062	473,914
Zoom Video Communications, Inc., Class A(b)	2,181	289,201
Zscaler, Inc.(b)	1,353	323,570

		89,515,958

Materials-10.14%
Air Products and Chemicals, Inc.	5,803	1,371,249
Albemarle Corp.	6,604	1,293,658
Alcoa Corp.	34,024	2,563,368
Amcor PLC	29,965	348,493
AptarGroup, Inc.	2,900	353,452
Ardagh Group S.A.(f)	13,287	282,083
Ardagh Metal Packaging S.A.(b)	37,127	308,525
Ashland Global Holdings, Inc.	16,318	1,505,825
Avery Dennison Corp.	8,034	1,415,591
Axalta Coating Systems Ltd.(b)	10,745	290,545
Ball Corp.	3,737	335,358
Berry Global Group, Inc.(b)	4,835	293,243
Celanese Corp.	10,721	1,493,221
CF Industries Holdings, Inc.	29,062	2,359,544
Chemours Co. (The)	51,790	1,429,404

	Shares	Value
Materials-(continued)
Cleveland-Cliffs, Inc.(b)(c)	80,895	$1,808,812
Corteva, Inc.	24,713	1,285,817
Crown Holdings, Inc.	3,341	409,840
Diversey Holdings Ltd.(b)(c)	26,001	248,830
Dow, Inc.	31,262	1,843,207
DuPont de Nemours, Inc.	4,401	340,505
Eagle Materials, Inc.	2,130	291,448
Eastman Chemical Co.	14,623	1,732,387
Ecolab, Inc.	7,379	1,300,623
Element Solutions, Inc.	72,858	1,790,850
FMC Corp.	15,823	1,855,247
Freeport-McMoRan, Inc.	44,203	2,075,331
Graphic Packaging Holding Co.	17,161	353,173
Huntsman Corp.	52,238	2,112,505
International Flavors & Fragrances, Inc.	11,527	1,533,091
International Paper Co.	36,825	1,602,992
Louisiana-Pacific Corp.	4,656	334,999
LyondellBasell Industries N.V., Class A	18,909	1,838,522
Martin Marietta Materials, Inc.	821	311,487
Mosaic Co. (The)	47,586	2,494,934
NewMarket Corp.	5,113	1,624,707
Newmont Corp.	30,256	2,002,947
Nucor Corp.	15,061	1,982,329
Olin Corp.	29,609	1,525,160
Packaging Corp. of America	2,683	394,911
PPG Industries, Inc.	2,117	282,514
Reliance Steel & Aluminum Co.	10,839	2,068,840
Royal Gold, Inc.	17,105	2,074,152
RPM International, Inc.	3,594	303,945
Scotts Miracle-Gro Co. (The)	11,456	1,604,527
Sealed Air Corp.	5,413	363,375
Sherwin-Williams Co. (The)	1,030	271,024
Silgan Holdings, Inc.	8,334	349,028
Sonoco Products Co.	5,814	341,398
Southern Copper Corp. (Peru)(c)	27,817	1,930,222
Steel Dynamics, Inc.	27,844	1,965,229
Sylvamo Corp.(b)(c)	55,500	1,936,950
United States Steel Corp.(c)	73,801	2,008,125
Valvoline, Inc.	48,474	1,567,164
Vulcan Materials Co.	1,738	315,360
Westlake Corp.	17,704	1,952,928
WestRock Co.	7,891	357,226

		68,430,220

Real Estate-8.59%
Alexandria Real Estate Equities, Inc.	4,253	805,518
American Campus Communities, Inc.	16,437	884,475
American Homes 4 Rent, Class A	21,549	819,078
American Tower Corp.	3,321	753,435
Americold Realty Trust(c)	27,690	739,877
Apartment Income REIT Corp.	17,345	895,176
AvalonBay Communities, Inc.	3,699	882,544
Boston Properties, Inc.	7,828	957,443
Brixmor Property Group, Inc.	37,485	941,623
Camden Property Trust	5,242	865,507
CBRE Group, Inc., Class A(b)	8,756	848,019
Cousins Properties, Inc.(c)	22,859	883,043
Crown Castle International Corp.	4,741	789,803
CubeSmart	16,502	795,561
CyrusOne, Inc.	10,067	909,554

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco Russell 1000 Equal Weight ETF (EQAL)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Real Estate-(continued)
Digital Realty Trust, Inc.	5,396	$728,028
Douglas Emmett, Inc.(c)	26,613	843,632
Duke Realty Corp.	14,729	780,637
EPR Properties	19,201	956,210
Equinix, Inc.	1,126	799,156
Equity LifeStyle Properties, Inc.	10,574	789,032
Equity Residential	10,358	883,537
Essex Property Trust, Inc.	2,602	825,276
Extra Space Storage, Inc.	4,365	821,275
Federal Realty Investment Trust	6,929	814,712
First Industrial Realty Trust, Inc.	14,318	824,430
Gaming and Leisure Properties, Inc.	19,295	876,186
Healthcare Trust of America, Inc., Class A	26,389	775,573
Healthpeak Properties, Inc.	26,289	816,536
Highwoods Properties, Inc.	20,313	885,647
Host Hotels & Resorts, Inc.(b)	53,372	975,107
Howard Hughes Corp. (The)(b)	9,566	914,318
Hudson Pacific Properties, Inc.(c)	35,143	927,775
Invitation Homes, Inc.	21,038	795,236
Iron Mountain, Inc.	19,013	935,059
JBG SMITH Properties	31,659	844,662
Jones Lang LaSalle, Inc.(b)	3,470	854,383
Kilroy Realty Corp.	13,236	947,962
Kimco Realty Corp.	38,761	912,046
Lamar Advertising Co., Class A	7,842	855,249
Life Storage, Inc.	6,441	815,366
Medical Properties Trust, Inc.	40,905	832,008
Mid-America Apartment Communities, Inc.	4,161	851,382
National Retail Properties, Inc.(c)	19,683	838,693
Omega Healthcare Investors, Inc.(c)	31,637	891,214
Opendoor Technologies, Inc.(b)(c)	59,474	496,608
Orion Office REIT, Inc.(b)(c)	46,932	799,252
Park Hotels & Resorts, Inc.(b)	47,936	903,114
Prologis, Inc.	5,709	832,658
Public Storage	2,619	929,797
Rayonier, Inc.	23,180	920,246
Realty Income Corp.	13,322	880,451
Regency Centers Corp.	12,271	808,536
Rexford Industrial Realty, Inc.	12,011	842,331
SBA Communications Corp., Class A	2,541	770,914
Simon Property Group, Inc.	5,905	812,292
SL Green Realty Corp.	12,505	994,398
Spirit Realty Capital, Inc.(c)	19,185	889,609
STORE Capital Corp.	26,466	813,036
Sun Communities, Inc.(c)	4,471	809,251
UDR, Inc.	15,417	845,931
Ventas, Inc.	18,065	975,510
VICI Properties, Inc.	31,551	882,166
Vornado Realty Trust	21,135	914,723
W.P. Carey, Inc.	11,367	879,806
Welltower, Inc.	10,683	889,787
Weyerhaeuser Co.	22,614	879,232
Zillow Group, Inc., Class C(b)(c)	14,394	827,943

		57,978,574

Utilities-8.24%
AES Corp. (The)	59,594	1,265,181
Alliant Energy Corp.	25,166	1,469,694
Ameren Corp.	16,874	1,450,320
American Electric Power Co., Inc.	17,516	1,587,825

	Shares	Value
Utilities-(continued)
American Water Works Co., Inc.	8,323	$1,257,522
Atmos Energy Corp.(c)	15,368	1,687,560
Avangrid, Inc.	29,748	1,334,793
Brookfield Renewable Corp., Class A(c)	42,364	1,583,143
CenterPoint Energy, Inc.	53,131	1,453,133
CMS Energy Corp.	23,539	1,506,731
Consolidated Edison, Inc.	17,914	1,536,484
Constellation Energy Corp.	9,162	421,269
Dominion Energy, Inc.	19,203	1,527,215
DTE Energy Co.	12,696	1,543,707
Duke Energy Corp.	14,587	1,464,681
Edison International	22,002	1,395,367
Entergy Corp.	13,771	1,448,847
Essential Utilities, Inc.	29,173	1,374,340
Evergy, Inc.	22,025	1,374,580
Eversource Energy	16,717	1,367,451
Exelon Corp.	27,534	1,171,847
FirstEnergy Corp.	37,136	1,554,142
Hawaiian Electric Industries, Inc.	36,293	1,487,287
IDACORP, Inc.	13,450	1,398,127
National Fuel Gas Co.	23,573	1,467,183
NextEra Energy, Inc.	16,272	1,273,609
NiSource, Inc.	56,597	1,637,351
NRG Energy, Inc.	38,029	1,439,017
OGE Energy Corp.	40,834	1,533,317
PG&E Corp.(b)(c)	117,151	1,332,007
Pinnacle West Capital Corp.	21,934	1,553,585
PPL Corp.	51,155	1,338,726
Public Service Enterprise Group, Inc.	22,952	1,487,978
Sempra Energy	11,590	1,671,510
Southern Co. (The)	22,662	1,467,818
UGI Corp.	32,888	1,264,215
Vistra Corp.	70,042	1,598,358
WEC Energy Group, Inc.	15,764	1,432,632
Xcel Energy, Inc.	21,908	1,475,066

		55,633,618

Total Common Stocks & Other Equity Interests (Cost $615,150,035)		673,740,328

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(g) (Cost $253,367)	253,367	253,367

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $615,403,402)		673,993,695

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-12.55%
Invesco Private Government Fund, 0.12%(e)(g)(h)	25,333,699	25,333,699

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco Russell 1000 Equal Weight ETF (EQAL)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.08%(e)(g)(h)	59,375,685	$59,381,624

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $84,719,172)		84,715,323

TOTAL INVESTMENTS IN SECURITIES-112.43% (Cost $700,122,574)		758,709,018
OTHER ASSETS LESS LIABILITIES-(12.43)%		(83,869,853)

NET ASSETS-100.00%		$674,839,165

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)	Restricted security. The value of this security at February 28, 2022 represented less than 1% of the Fund’s Net Assets.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Invesco Ltd.	$389,852	$128,139	$(37,820)	$(94,586)	$19,908	$405,493	$6,167

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	-	9,564,776	(9,311,409)	-	-	253,367	42

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	16,042,144	64,414,929	(55,123,374)	-	-	25,333,699	3,013	*

Invesco Private Prime Fund	37,431,669	128,241,741	(106,275,731)	(3,850)	(12,205)	59,381,624	25,986	*

Total	$53,863,665	$202,349,585	$(170,748,334)	$(98,436)	$7,703	$85,374,183	$35,208

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(g)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco Russell 1000 Equal Weight ETF (EQAL)–(continued)

February 28, 2022

(Unaudited)

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2022

Information Technology	13.27

Materials	10.14

Energy	9.52

Industrials	9.47

Health Care	9.43

Financials	9.32

Consumer Staples	9.00

Real Estate	8.59

Utilities	8.24

Communication Services	6.50

Consumer Discretionary	6.36

Money Market Funds Plus Other Assets Less Liabilities	0.16

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-3.98%
Activision Blizzard, Inc.	341	$27,791
Alphabet, Inc., Class A(b)	7	18,908
AT&T, Inc.	879	20,824
Cable One, Inc.	11	15,761
Charter Communications, Inc., Class A(b)	31	18,655
Discovery, Inc., Class A(b)	304	8,527
Discovery, Inc., Class C(b)	593	16,586
Electronic Arts, Inc.	164	21,335
Fox Corp., Class A	392	16,397
Fox Corp., Class B	185	7,078
Interpublic Group of Cos., Inc. (The)	591	21,749
Liberty Broadband Corp., Class A(b)	18	2,607
Liberty Broadband Corp., Class C(b)	111	16,284
Liberty Media Corp.-Liberty Formula One,
Class A(b)	355	19,937
Match Group, Inc.(b)	153	17,058
Netflix, Inc.(b)	32	12,625
New York Times Co. (The), Class A	433	19,048
Paramount Global, Class A(c)	608	20,702
Paramount Global, Class B	658	20,141
Pinterest, Inc., Class A(b)	524	14,017
Sirius XM Holdings, Inc.(c)	3,250	20,020
Verizon Communications, Inc.	395	21,200
World Wrestling Entertainment, Inc., Class A(c)	409	24,237

		401,487

Consumer Discretionary-12.29%
Advance Auto Parts, Inc.	90	18,403
Amazon.com, Inc.(b)	6	18,428
Aptiv PLC(b)	122	15,792
AutoNation, Inc.(b)	159	18,231
AutoZone, Inc.(b)	11	20,497
Best Buy Co., Inc.	191	18,458
BorgWarner, Inc.	456	18,701
Boyd Gaming Corp.(b)	346	24,545
Bright Horizons Family Solutions, Inc.(b)	164	21,425
Brunswick Corp.	210	20,059
Burlington Stores, Inc.(b)	70	15,812
CarMax, Inc.(b)	139	15,197
Carter’s, Inc.	198	19,143
Chipotle Mexican Grill, Inc.(b)	12	18,280
D.R. Horton, Inc.	200	17,080
Darden Restaurants, Inc.	143	20,766
Deckers Outdoor Corp.(b)	49	14,143
Dick’s Sporting Goods, Inc.(c)	170	17,850
Dollar General Corp.	88	17,454
Dollar Tree, Inc.(b)	147	20,886
Domino’s Pizza, Inc.	39	16,856
eBay, Inc.	297	16,213
Five Below, Inc.(b)	103	16,852
Foot Locker, Inc.	438	13,850
Ford Motor Co.	1,011	17,753
frontdoor, inc.(b)	583	17,519
Garmin Ltd.	148	16,345
General Motors Co.(b)	335	15,651
Gentex Corp.	585	17,708
Genuine Parts Co.	155	18,935

	Shares	Value
Consumer Discretionary-(continued)
Grand Canyon Education, Inc.(b)	279	$24,226
Harley-Davidson, Inc.	535	22,095
Hasbro, Inc.	202	19,604
Home Depot, Inc. (The)	49	15,476
Lear Corp.	115	18,094
Leggett & Platt, Inc.(c)	489	18,132
Lennar Corp., Class A	172	15,459
Lennar Corp., Class B	10	755
LKQ Corp.	347	16,292
Lowe’s Cos., Inc.	80	17,685
Mattel, Inc.(b)	916	22,882
McDonald’s Corp.	80	19,582
Mohawk Industries, Inc.(b)	118	16,612
Newell Brands, Inc.	935	22,206
NIKE, Inc., Class B	117	15,976
NVR, Inc.(b)	4	19,834
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	318	13,731
O’Reilly Automotive, Inc.(b)	31	20,126
Penske Automotive Group, Inc.	196	19,265
Polaris, Inc.	176	21,386
Pool Corp.	36	16,509
Service Corp. International	299	18,194
Skechers U.S.A., Inc., Class A(b)	440	20,231
Starbucks Corp.	180	16,522
Tapestry, Inc.	505	20,655
Tempur Sealy International, Inc.	454	14,987
Terminix Global Holdings, Inc.(b)	538	22,897
Thor Industries, Inc.(c)	185	16,743
Toll Brothers, Inc.	302	16,387
Tractor Supply Co.	87	17,730
Travel + Leisure Co.	414	23,205
Under Armour, Inc., Class A(b)(c)	441	7,889
Under Armour, Inc., Class C(b)(c)	478	7,471
Vail Resorts, Inc.	59	15,372
Wayfair, Inc., Class A(b)(c)	80	11,270
Wendy’s Co. (The)	958	21,785
Whirlpool Corp.	90	18,114
Williams-Sonoma, Inc.	105	15,210
Yum China Holdings, Inc. (China)	393	20,444
Yum! Brands, Inc.	161	19,735

		1,239,600

Consumer Staples-8.52%
Albertsons Cos., Inc., Class A	568	16,557
Altria Group, Inc.	454	23,286
Archer-Daniels-Midland Co.	316	24,790
Boston Beer Co., Inc. (The), Class A(b)(c)	45	17,256
Brown-Forman Corp., Class B	282	18,395
Bunge Ltd.	231	24,151
Campbell Soup Co.	489	21,990
Casey’s General Stores, Inc.	104	19,560
Church & Dwight Co., Inc.	215	21,038
Clorox Co. (The)	118	17,203
Coca-Cola Co. (The)	375	23,340
Colgate-Palmolive Co.	260	20,007
Conagra Brands, Inc.	641	22,416
Costco Wholesale Corp.	37	19,212
Darling Ingredients, Inc.(b)	303	21,962

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
Flowers Foods, Inc.	764	$20,941
General Mills, Inc.	318	21,443
Grocery Outlet Holding Corp.(b)(c)	712	19,801
Hain Celestial Group, Inc. (The)(b)(c)	511	18,580
Hershey Co. (The)	113	22,855
Hormel Foods Corp.	464	22,105
Ingredion, Inc.	210	18,635
JM Smucker Co. (The)	154	20,752
Kellogg Co.	324	20,717
Keurig Dr Pepper, Inc.	582	22,506
Kimberly-Clark Corp.	148	19,262
Kraft Heinz Co. (The)	594	23,297
Kroger Co. (The)	486	22,745
Lamb Weston Holdings, Inc.	389	25,841
McCormick & Co., Inc.	226	21,508
Mondelez International, Inc., Class A	334	21,870
PepsiCo, Inc.	122	19,976
Philip Morris International, Inc.	225	22,741
Post Holdings, Inc.(b)	206	21,659
Procter & Gamble Co. (The)	135	21,045
Reynolds Consumer Products, Inc.(c)	668	19,886
Seaboard Corp.	5	19,297
Spectrum Brands Holdings, Inc.	196	18,185
Tyson Foods, Inc., Class A	250	23,165
Walgreens Boots Alliance, Inc.	447	20,602
Walmart, Inc.	142	19,193

		859,770

Energy-1.65%
Baker Hughes Co., Class A	834	24,503
Continental Resources, Inc.	458	25,387
Coterra Energy, Inc.	993	23,167
Hess Corp.	268	27,084
Kinder Morgan, Inc.	1,279	22,254
ONEOK, Inc.	333	21,745
Williams Cos., Inc. (The)	733	22,928

		167,068

Financials-18.19%
Affiliated Managers Group, Inc.	117	16,188
AGNC Investment Corp.	1,302	16,809
Alleghany Corp.(b)	31	20,520
Allstate Corp. (The)	182	22,270
Ally Financial, Inc.	434	21,657
American Financial Group, Inc.	147	19,902
American International Group, Inc.	378	23,149
Ameriprise Financial, Inc.	69	20,686
Annaly Capital Management, Inc.(c)	2,464	17,149
Aon PLC, Class A	67	19,573
Ares Management Corp., Class A	244	19,786
Arthur J. Gallagher & Co.	120	18,983
Assurant, Inc.	131	22,232
Assured Guaranty Ltd.	406	25,160
Bank of Hawaii Corp.	245	21,114
Bank OZK	441	20,736
BOK Financial Corp.	191	19,616
Brown & Brown, Inc.	307	20,756
Capital One Financial Corp.	142	21,764
Carlyle Group, Inc. (The)	364	17,061
Cboe Global Markets, Inc.	154	18,063
Charles Schwab Corp. (The)	255	21,537

	Shares	Value
Financials-(continued)
Chubb Ltd.	112	$22,808
Citizens Financial Group, Inc.	420	22,016
Comerica, Inc.	242	23,109
Commerce Bancshares, Inc.	301	21,606
Credit Acceptance Corp.(b)(c)	31	17,054
Cullen/Frost Bankers, Inc.	158	22,235
Discover Financial Services	184	22,713
East West Bancorp, Inc.	259	22,678
Erie Indemnity Co., Class A	105	18,386
Evercore, Inc., Class A	144	18,289
F.N.B. Corp.	1,695	22,764
FactSet Research Systems, Inc.	43	17,462
Fifth Third Bancorp	468	22,389
First Citizens BancShares, Inc., Class A	25	19,711
First Hawaiian, Inc.	761	22,122
First Horizon Corp.	1,240	29,115
First Republic Bank	93	16,113
Franklin Resources, Inc.	614	18,254
Globe Life, Inc.	229	23,120
Hartford Financial Services Group, Inc. (The)	301	20,913
Huntington Bancshares, Inc.	1,332	20,673
Invesco Ltd.(d)	889	18,882
Janus Henderson Group PLC	472	15,845
JPMorgan Chase & Co.	124	17,583
KeyCorp	885	22,187
Lazard Ltd., Class A	459	15,872
LPL Financial Holdings, Inc.	126	22,800
M&T Bank Corp.	136	24,783
MarketAxess Holdings, Inc.	57	21,742
Marsh & McLennan Cos., Inc.	119	18,494
Mercury General Corp.	380	20,900
MetLife, Inc.	342	23,102
Morningstar, Inc.	63	17,681
Nasdaq, Inc.	98	16,773
New York Community Bancorp, Inc.	1,658	19,133
Old Republic International Corp.	828	21,818
OneMain Holdings, Inc.	384	19,576
PacWest Bancorp	450	22,239
People’s United Financial, Inc.	1,174	24,748
Pinnacle Financial Partners, Inc.	208	21,025
Popular, Inc.	253	23,238
Progressive Corp. (The)	210	22,245
Prosperity Bancshares, Inc.	277	20,625
Raymond James Financial, Inc.	206	22,588
Regions Financial Corp.	882	21,336
SEI Investments Co.	334	19,566
SLM Corp.	1,089	21,453
Stifel Financial Corp.	281	20,654
SVB Financial Group(b)	29	17,574
Synchrony Financial	448	19,165
Synovus Financial Corp.	440	23,166
TFS Financial Corp.	1,095	18,801
Tradeweb Markets, Inc., Class A	203	17,149
Travelers Cos., Inc. (The)	134	23,025
Truist Financial Corp.	335	20,844
U.S. Bancorp	356	20,128
Umpqua Holdings Corp.	1,036	22,119
UWM Holdings Corp.(c)	2,859	12,408
Virtu Financial, Inc., Class A	705	24,731
W.R. Berkley Corp.	265	23,930

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Financials-(continued)
Webster Financial Corp.	751	$45,218
Western Alliance Bancorporation	180	16,873
White Mountains Insurance Group Ltd.	20	21,004
Willis Towers Watson PLC	86	19,118
Wintrust Financial Corp.	226	22,455
Zions Bancorporation N.A.	314	22,259

		1,835,096

Health Care-12.03%
Abbott Laboratories	154	18,575
Agilent Technologies, Inc.	132	17,207
Align Technology, Inc.(b)	33	16,878
Amedisys, Inc.(b)	143	22,914
AmerisourceBergen Corp.	173	24,658
Amgen, Inc.(c)	98	22,195
Avantor, Inc.(b)	517	17,935
Baxter International, Inc.	261	22,177
Becton, Dickinson and Co.	81	21,974
Biogen, Inc.(b)	85	17,936
BioMarin Pharmaceutical, Inc.(b)	231	18,046
Bio-Rad Laboratories, Inc., Class A(b)	26	16,275
Boston Scientific Corp.(b)	514	22,703
Bruker Corp.	245	17,241
Cardinal Health, Inc.	426	23,008
Catalent, Inc.(b)	153	15,612
Centene Corp.(b)	279	23,051
Cerner Corp.	279	26,017
Charles River Laboratories International, Inc.(b)	54	15,723
Chemed Corp.	42	20,088
Cooper Cos., Inc. (The)	53	21,678
CVS Health Corp.	220	22,803
Danaher Corp.	61	16,739
DENTSPLY SIRONA, Inc.	404	21,872
DexCom, Inc.(b)	36	14,901
Eli Lilly and Co.	79	19,746
Envista Holdings Corp.(b)	514	24,672
Exelixis, Inc.(b)	1,191	24,451
Gilead Sciences, Inc.	285	17,214
Henry Schein, Inc.(b)	278	24,014
Hologic, Inc.(b)	269	19,145
Horizon Therapeutics PLC(b)	185	16,866
Humana, Inc.	47	20,413
ICU Medical, Inc.(b)	88	20,832
IDEXX Laboratories, Inc.(b)	33	17,567
Illumina, Inc.(b)	55	17,963
Incyte Corp.(b)	301	20,558
Johnson & Johnson	124	20,407
Laboratory Corp. of America Holdings(b)	69	18,717
Masimo Corp.(b)	71	11,179
Molina Healthcare, Inc.(b)	69	21,174
Neurocrine Biosciences, Inc.(b)	245	22,018
Penumbra, Inc.(b)	80	17,739
PerkinElmer, Inc.	106	19,039
Pfizer, Inc.	357	16,757
Premier, Inc., Class A	531	19,084
QIAGEN N.V.(b)	359	17,839
Quest Diagnostics, Inc.	129	16,934
Quidel Corp.(b)	136	14,387
Regeneron Pharmaceuticals, Inc.(b)	31	19,169
Repligen Corp.(b)	71	13,966

	Shares	Value
Health Care-(continued)
ResMed, Inc.	77	$19,000
Royalty Pharma PLC, Class A(c)	504	19,787
Sage Therapeutics, Inc.(b)	526	19,131
STERIS PLC	91	21,840
Tandem Diabetes Care, Inc.(b)	157	17,683
Thermo Fisher Scientific, Inc.	31	16,864
United Therapeutics Corp.(b)	103	17,119
Veeva Systems, Inc., Class A(b)	72	16,492
Vertex Pharmaceuticals, Inc.(b)	96	22,082
Waters Corp.(b)	60	19,004
West Pharmaceutical Services, Inc.	45	17,419
Zoetis, Inc.	89	17,235

		1,213,712

Industrials-11.77%
3M Co.	114	16,946
A.O. Smith Corp.	245	16,802
Advanced Drainage Systems, Inc.	161	18,792
AECOM	289	20,999
Allegion PLC	160	18,323
Allison Transmission Holdings, Inc.	559	22,326
Booz Allen Hamilton Holding Corp.	232	18,720
BWX Technologies, Inc.	417	22,276
C.H. Robinson Worldwide, Inc.	208	20,109
Carrier Global Corp.	363	16,291
Caterpillar, Inc.	102	19,133
Copart, Inc.(b)	138	16,957
CoStar Group, Inc.(b)	260	15,863
Cummins, Inc.	94	19,187
Expeditors International of Washington, Inc.	159	16,434
Fortive Corp.	266	17,224
FTI Consulting, Inc.(b)(c)	138	20,148
Gates Industrial Corp. PLC(b)(c)	1,232	19,515
General Dynamics Corp.	103	24,148
Graco, Inc.	274	19,753
HEICO Corp., Class A	161	19,790
Huntington Ingalls Industries, Inc.	111	22,688
Illinois Tool Works, Inc.	85	18,389
Jacobs Engineering Group, Inc.	141	17,343
Johnson Controls International PLC	261	16,955
Knight-Swift Transportation Holdings, Inc.	345	18,796
Landstar System, Inc.	118	18,220
Lennox International, Inc.	65	17,350
Lincoln Electric Holdings, Inc.	148	18,864
Lockheed Martin Corp.	60	26,028
Masco Corp.	302	16,924
MasTec, Inc.(b)(c)	216	17,012
MDU Resources Group, Inc.	713	19,087
Mercury Systems, Inc.(b)	407	24,510
MSA Safety, Inc.	139	19,335
MSC Industrial Direct Co., Inc., Class A	250	19,370
Nordson Corp.	78	17,666
Northrop Grumman Corp.	57	25,202
Old Dominion Freight Line, Inc.	56	17,586
Otis Worldwide Corp.	242	18,956
PACCAR, Inc.	237	21,759
Pentair PLC	275	15,925
Quanta Services, Inc.	177	19,282
Regal Rexnord Corp.	125	20,044
Republic Services, Inc.	149	17,922

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Industrials-(continued)
Rockwell Automation, Inc.	59	$15,728
Rollins, Inc.	619	20,198
Ryder System, Inc.	246	19,395
Schneider National, Inc., Class B	815	21,288
Sensata Technologies Holding PLC(b)	356	20,616
Snap-on, Inc.	98	20,598
Southwest Airlines Co.(b)	459	20,104
Stanley Black & Decker, Inc.	114	18,548
Toro Co. (The)	195	18,293
Trane Technologies PLC	105	16,163
Trex Co., Inc.(b)	146	13,409
Univar Solutions, Inc.(b)	757	23,247
Valmont Industries, Inc.	82	17,749
Verisk Analytics, Inc.	89	15,783
Vertiv Holdings Co.	787	10,247
Waste Management, Inc.	122	17,617
Watsco, Inc.	68	18,568
Xylem, Inc.	165	14,677

		1,187,177

Information Technology-10.60%
Akamai Technologies, Inc.(b)	179	19,379
Amdocs Ltd.	286	22,508
Amphenol Corp., Class A	246	18,698
Analog Devices, Inc.	109	17,472
Arrow Electronics, Inc.(b)	163	19,866
Automatic Data Processing, Inc.	86	17,582
Black Knight, Inc.(b)	270	15,171
Broadcom, Inc.	35	20,560
Broadridge Financial Solutions, Inc.	116	16,960
Cadence Design Systems, Inc.(b)	112	16,960
CDK Global, Inc.	505	22,897
CDW Corp.	106	18,281
Cirrus Logic, Inc.(b)	242	21,023
Citrix Systems, Inc.	248	25,420
Cognizant Technology Solutions Corp., Class A	255	21,963
Corning, Inc.	532	21,493
Dell Technologies, Inc., Class C(b)	351	17,887
Entegris, Inc.	131	17,093
F5, Inc.(b)	87	17,474
Fiserv, Inc.(b)	204	19,925
Intel Corp.	402	19,175
International Business Machines Corp.	167	20,459
IPG Photonics Corp.(b)	120	15,642
Jabil, Inc.	337	19,482
Jack Henry & Associates, Inc.	132	23,338
Juniper Networks, Inc.	634	21,423
Keysight Technologies, Inc.(b)	101	15,894
KLA Corp.	48	16,728
Lam Research Corp.	28	15,718
Littelfuse, Inc.	65	16,784
Lumentum Holdings, Inc.(b)(c)	228	22,540
Microchip Technology, Inc.	233	16,387
Micron Technology, Inc.	230	20,438
Microsoft Corp.	59	17,629
MKS Instruments, Inc.	126	18,976
Monolithic Power Systems, Inc.	36	16,513
Motorola Solutions, Inc.	80	17,634
NortonLifeLock, Inc.	820	23,764
NXP Semiconductors N.V. (China)	88	16,731

	Shares	Value
Information Technology-(continued)
ON Semiconductor Corp.(b)	317	$19,847
Oracle Corp.	217	16,486
Paychex, Inc.	166	19,764
Paycom Software, Inc.(b)	47	15,943
Paylocity Holding Corp.(b)	80	16,995
QUALCOMM, Inc.	111	19,091
ServiceNow, Inc.(b)	33	19,137
Skyworks Solutions, Inc.	131	18,100
SolarWinds Corp.	1,419	19,227
Switch, Inc., Class A	761	19,801
Synopsys, Inc.(b)	59	18,431
Texas Instruments, Inc.	102	17,339
Tyler Technologies, Inc.(b)	39	16,702
VeriSign, Inc.(b)	82	17,525
ViaSat, Inc.(b)	452	20,629
VMware, Inc., Class A	171	20,062
Western Digital Corp.(b)	343	17,472
Zoom Video Communications, Inc., Class A(b)	99	13,127

		1,069,545

Materials-7.37%
Air Products and Chemicals, Inc.	69	16,305
Amcor PLC	1,734	20,166
AptarGroup, Inc.	167	20,354
Ashland Global Holdings, Inc.	195	17,995
Avery Dennison Corp.	96	16,915
Axalta Coating Systems Ltd.(b)	648	17,522
Ball Corp.	215	19,294
Celanese Corp.	131	18,246
CF Industries Holdings, Inc.	341	27,686
Corteva, Inc.	437	22,737
Crown Holdings, Inc.	185	22,694
Dow, Inc.	370	21,815
DuPont de Nemours, Inc.	265	20,503
Eagle Materials, Inc.	128	17,514
Eastman Chemical Co.	190	22,509
Element Solutions, Inc.	869	21,360
FMC Corp.	195	22,864
Huntsman Corp.	628	25,396
International Flavors & Fragrances, Inc.	138	18,354
International Paper Co.	433	18,848
LyondellBasell Industries N.V., Class A	231	22,460
Martin Marietta Materials, Inc.	49	18,591
NewMarket Corp.	60	19,066
Newmont Corp.	363	24,031
Olin Corp.	377	19,419
Packaging Corp. of America	151	22,226
Reliance Steel & Aluminum Co.	131	25,004
Royal Gold, Inc.	200	24,252
RPM International, Inc.	216	18,267
Sherwin-Williams Co. (The)	59	15,525
Silgan Holdings, Inc.	475	19,893
Southern Copper Corp. (Peru)	342	23,731
Valvoline, Inc.	576	18,622
Vulcan Materials Co.	105	19,052
Westlake Corp.	219	24,158
WestRock Co.	449	20,326

		743,700

Real Estate-6.82%
Alexandria Real Estate Equities, Inc.	99	18,751

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Real Estate-(continued)
American Campus Communities, Inc.	389	$20,932
American Homes 4 Rent, Class A	495	18,815
American Tower Corp.	76	17,242
AvalonBay Communities, Inc.	85	20,280
Camden Property Trust	120	19,813
CBRE Group, Inc., Class A(b)	206	19,951
Crown Castle International Corp.	108	17,992
CubeSmart	368	17,741
CyrusOne, Inc.	220	19,877
Digital Realty Trust, Inc.	120	16,190
Duke Realty Corp.	334	17,702
Equinix, Inc.	24	17,034
Equity LifeStyle Properties, Inc.	242	18,058
Essex Property Trust, Inc.	60	19,030
Extra Space Storage, Inc.	98	18,439
First Industrial Realty Trust, Inc.	322	18,541
Gaming and Leisure Properties, Inc.	437	19,844
Healthcare Trust of America, Inc., Class A	589	17,311
Healthpeak Properties, Inc.	601	18,667
Invitation Homes, Inc.	491	18,560
Iron Mountain, Inc.	433	21,295
Jones Lang LaSalle, Inc.(b)	85	20,929
Life Storage, Inc.	146	18,482
Medical Properties Trust, Inc.	942	19,160
Mid-America Apartment Communities, Inc.	97	19,847
Prologis, Inc.	129	18,815
Public Storage	60	21,301
Rayonier, Inc.	532	21,120
Realty Income Corp.	298	19,695
Rexford Industrial Realty, Inc.	280	19,636
SBA Communications Corp., Class A	58	17,597
Sun Communities, Inc.(c)	107	19,367
UDR, Inc.	358	19,643
VICI Properties, Inc.(c)	733	20,495
W.P. Carey, Inc.	259	20,047

		688,199

Utilities-6.71%
AES Corp. (The)	828	17,579
Alliant Energy Corp.	353	20,615
Ameren Corp.	238	20,456
American Electric Power Co., Inc.	243	22,028
American Water Works Co., Inc.	116	17,527
Atmos Energy Corp.	218	23,939
Avangrid, Inc.	384	17,230
CenterPoint Energy, Inc.	762	20,841
CMS Energy Corp.	331	21,187
Consolidated Edison, Inc.	251	21,528
Constellation Energy Corp.	123	5,656
Dominion Energy, Inc.	276	21,950
DTE Energy Co.	179	21,765

	Shares	Value
Utilities-(continued)
Duke Energy Corp.	202	$20,283
Edison International	298	18,899
Entergy Corp.	195	20,516
Essential Utilities, Inc.	414	19,504
Evergy, Inc.	311	19,410
Eversource Energy	238	19,468
Exelon Corp.	372	15,832
FirstEnergy Corp.	518	21,678
Hawaiian Electric Industries, Inc.	505	20,695
IDACORP, Inc.	185	19,231
National Fuel Gas Co.	338	21,037
NextEra Energy, Inc.	223	17,454
NiSource, Inc.	803	23,231
NRG Energy, Inc.	549	20,774
OGE Energy Corp.	566	21,253
Pinnacle West Capital Corp.	305	21,603
Sempra Energy	164	23,652
Southern Co. (The)	321	20,791
UGI Corp.	473	18,182
WEC Energy Group, Inc.	223	20,266
Xcel Energy, Inc.	306	20,603

		676,663

Total Common Stocks & Other Equity Interests (Cost $10,428,313)		10,082,017

Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $7,801)	7,801	7,801

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $10,436,114)		10,089,818

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-4.11%
Invesco Private Government Fund, 0.12%(d)(e)(f)	124,577	124,577
Invesco Private Prime Fund, 0.08%(d)(e)(f)	290,651	290,681

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $415,274)		415,258

TOTAL INVESTMENTS IN SECURITIES-104.12% (Cost $10,851,388)		10,505,076
OTHER ASSETS LESS LIABILITIES-(4.12)%		(416,031)

NET ASSETS-100.00%		$10,089,045

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)–(continued)

February 28, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Invesco Ltd.	$-	$20,129	$(21)	$(1,225)	$(1)	$18,882	$151

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	25,035	189,817	(207,051)	-	-	7,801	1

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	65,535	643,334	(584,292)	-	-	124,577	13	*

Invesco Private Prime Fund	152,915	1,208,903	(1,071,060)	(16)	(61)	290,681	109	*

Total	$243,485	$2,062,183	$(1,862,424)	$(1,241)	$(62)	$441,941	$274

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

  Sector Breakdown (% of the Fund’s Net Assets)

  as of February 28, 2022

Financials	18.19

Consumer Discretionary	12.29

Health Care	12.03

Industrials	11.77

Information Technology	10.60

Consumer Staples	8.52

Materials	7.37

Real Estate	6.82

Utilities	6.71

Communication Services	3.98

Energy	1.65

Money Market Funds Plus Other Assets Less Liabilities	0.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P 500 Enhanced Value ETF (SPVU)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Communication Services-6.82%
AT&T, Inc.	377,193	$8,935,702
Discovery, Inc., Class C(b)	16,902	472,749
DISH Network Corp., Class A(b)	19,359	618,714
Fox Corp., Class A	15,146	633,557
Lumen Technologies, Inc.(c)	46,232	478,963
Paramount Global, Class B	55,973	1,713,334

		12,853,019

Consumer Discretionary-8.73%
Best Buy Co., Inc.	13,644	1,318,556
BorgWarner, Inc.	14,541	596,326
D.R. Horton, Inc.	16,200	1,383,480
Ford Motor Co.	212,382	3,729,428
General Motors Co.(b)	108,733	5,080,006
Lennar Corp., Class A	15,929	1,431,699
Mohawk Industries, Inc.(b)	3,339	470,064
Newell Brands, Inc.	17,714	420,707
PulteGroup, Inc.	15,254	757,514
PVH Corp.	3,709	363,074
Whirlpool Corp.	4,456	896,859

		16,447,713

Consumer Staples-6.22%
Archer-Daniels-Midland Co.	43,309	3,397,591
Conagra Brands, Inc.	23,547	823,438
Kraft Heinz Co. (The)	41,162	1,614,374
Kroger Co. (The)	39,205	1,834,794
Tyson Foods, Inc., Class A	18,510	1,715,137
Walgreens Boots Alliance, Inc.	50,922	2,346,995

		11,732,329

Energy-6.03%
Baker Hughes Co., Class A	34,939	1,026,508
Kinder Morgan, Inc.	88,175	1,534,245
Marathon Petroleum Corp.	62,309	4,852,002
Phillips 66	24,226	2,040,798
Valero Energy Corp.	22,815	1,905,280

		11,358,833

Financials-40.17%
Aflac, Inc.	23,770	1,452,109
Allstate Corp. (The)	13,639	1,668,868
American International Group, Inc.	38,991	2,387,809
Assurant, Inc.	2,619	444,470
Bank of America Corp.	190,787	8,432,785
Bank of New York Mellon Corp. (The)	23,162	1,231,060
Berkshire Hathaway, Inc., Class B(b)	32,276	10,375,120
Capital One Financial Corp.	19,095	2,926,691
Chubb Ltd.	14,636	2,980,475
Cincinnati Financial Corp.	5,272	647,349
Citigroup, Inc.	97,610	5,781,440
Citizens Financial Group, Inc.	15,927	834,893
Comerica, Inc.	3,838	366,491
Discover Financial Services	9,056	1,117,873
Everest Re Group Ltd	1,697	506,079
Fifth Third Bancorp	18,544	887,145
Franklin Resources, Inc.	9,180	272,921
Globe Life, Inc.	3,278	330,947

	Shares	Value
Financials-(continued)
Goldman Sachs Group, Inc. (The)	12,872	$4,393,085
Hartford Financial Services Group, Inc. (The)	12,568	873,225
Huntington Bancshares, Inc.	38,075	590,924
Invesco Ltd.(d)	13,575	288,333
KeyCorp	31,237	783,112
Lincoln National Corp.	8,701	586,621
Loews Corp.	8,903	546,110
M&T Bank Corp.	4,080	743,498
MetLife, Inc.	34,283	2,315,817
Morgan Stanley	35,075	3,182,706
People’s United Financial, Inc.	11,498	242,378
Principal Financial Group, Inc.	8,968	633,500
Progressive Corp. (The)	14,434	1,528,994
Prudential Financial, Inc.	22,638	2,527,759
Regions Financial Corp.	33,000	798,270
State Street Corp.	10,295	878,472
Synchrony Financial	18,973	811,665
Travelers Cos., Inc. (The)	9,208	1,582,211
Truist Financial Corp.	36,852	2,292,931
Wells Fargo & Co.	132,669	7,080,545
Zions Bancorporation N.A	5,355	379,616

		75,704,297

Health Care-18.03%
AmerisourceBergen Corp.	8,079	1,151,500
Anthem, Inc.	11,468	5,181,816
Bio-Rad Laboratories, Inc., Class A(b)	1,260	788,710
Cardinal Health, Inc.	17,716	956,841
Centene Corp.(b)	37,570	3,104,033
Cigna Corp.	29,942	7,119,609
CVS Health Corp.	97,765	10,133,342
Humana, Inc.	5,870	2,549,458
Laboratory Corp. of America Holdings(b)	4,202	1,139,835
Organon & Co.	13,165	491,449
Quest Diagnostics, Inc.	5,279	692,974
Universal Health Services, Inc., Class B	4,734	681,365

		33,990,932

Industrials-2.27%
C.H. Robinson Worldwide, Inc.	6,048	584,721
FedEx Corp.	13,218	2,937,965
Huntington Ingalls Industries, Inc.	2,111	431,488
Nielsen Holdings PLC	18,976	330,562

		4,284,736

Information Technology-2.40%
DXC Technology Co.(b)	17,545	597,056
Hewlett Packard Enterprise Co.	83,530	1,329,798
HP, Inc.	49,969	1,716,935
Western Digital Corp.(b)	17,328	882,688

		4,526,477

Materials-8.18%
Celanese Corp.	5,377	748,909
Corteva, Inc.	29,971	1,559,391
Dow, Inc.	50,638	2,985,616
DuPont de Nemours, Inc.	32,210	2,492,088
International Paper Co.	24,056	1,047,158
LyondellBasell Industries N.V., Class A	18,968	1,844,259

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco S&P 500 Enhanced Value ETF (SPVU)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Materials-(continued)
Mosaic Co. (The)	25,680	$1,346,402
Nucor Corp.	18,773	2,470,902
WestRock Co.	20,610	933,015

		15,427,740

Real Estate-0.33%
Kimco Realty Corp.	26,533	624,321

Utilities-0.65%
NRG Energy, Inc.	21,084	797,819
Pinnacle West Capital Corp.	5,911	418,676

		1,216,495

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $182,179,700)		188,166,892

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.22%
Invesco Private Government Fund, 0.12%(d)(e)(f)	122,036	$122,036
Invesco Private Prime Fund, 0.08%(d)(e)(f)	284,723	284,751

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $406,813)		406,787

TOTAL INVESTMENTS IN SECURITIES-100.05% (Cost $182,586,513)		188,573,679
OTHER ASSETS LESS LIABILITIES-(0.05)%		(93,573)

NET ASSETS-100.00%		$188,480,106

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Invesco Ltd.	$249,301	$120,102	$(36,911)	$(43,429)	$(730)	$288,333	$3,728

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	-	2,030,294	(2,030,294)	-	-	-	13

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	22,602	1,337,372	(1,237,938)	-	-	122,036	23	*

Invesco Private Prime Fund	49,691	2,802,021	(2,566,769)	(26)	(166)	284,751	210	*

Total	$321,594	$6,289,789	$(5,871,912)	$(43,455)	$(896)	$695,120	$3,974

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco S&P 500 Enhanced Value ETF (SPVU)–(continued)

February 28, 2022

(Unaudited)

 Portfolio Composition

  Sector Breakdown (% of the Fund’s Net Assets)

  as of February 28, 2022

Financials	40.17

Health Care	18.03

Consumer Discretionary	8.73

Materials	8.18

Communication Services	6.82

Consumer Staples	6.22

Energy	6.03

Sector Types Each Less Than 3%	5.65

Money Market Funds Plus Other Assets Less Liabilities	0.17

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-1.33%
Verizon Communications, Inc.	13,436	$721,110

Consumer Discretionary-4.08%
Home Depot, Inc. (The)	1,391	439,319
McDonald’s Corp.	2,728	667,733
O’Reilly Automotive, Inc.(b)	846	549,257
Yum! Brands, Inc.	4,519	553,939

		2,210,248

Consumer Staples-15.60%
Altria Group, Inc.	9,672	496,077
Archer-Daniels-Midland Co.	6,699	525,536
Campbell Soup Co.	12,383	556,863
Coca-Cola Co. (The)	12,360	769,286
Conagra Brands, Inc.	15,271	534,027
Constellation Brands, Inc., Class A	2,327	501,748
General Mills, Inc.	8,388	565,603
JM Smucker Co. (The)	4,143	558,269
Kellogg Co.	9,204	588,504
Kraft Heinz Co. (The)	14,241	558,532
McCormick & Co., Inc.	6,133	583,678
Mondelez International, Inc., Class A	10,139	663,902
Monster Beverage Corp.(b)	5,713	482,177
Philip Morris International, Inc.	5,770	583,174
Tyson Foods, Inc., Class A	5,253	486,743

		8,454,119

Financials-14.72%
Aflac, Inc.	8,102	494,951
Allstate Corp. (The)	4,043	494,701
Arthur J. Gallagher & Co.	3,457	546,863
Assurant, Inc.	3,254	552,236
Berkshire Hathaway, Inc., Class B(b)	2,082	669,259
Brown & Brown, Inc.	7,498	506,940
CME Group, Inc., Class A	2,190	518,001
Intercontinental Exchange, Inc.	4,870	623,944
Loews Corp.	8,076	495,382
Marsh & McLennan Cos., Inc.	3,883	603,457
Moody’s Corp.	1,458	469,520
Nasdaq, Inc.	2,864	490,174
Progressive Corp. (The)	4,920	521,175
Travelers Cos., Inc. (The)	2,868	492,808
W.R. Berkley Corp.	5,509	497,463

		7,976,874

Health Care-14.78%
Abbott Laboratories	3,846	463,905
AbbVie, Inc.	3,842	567,732
Agilent Technologies, Inc.	3,429	447,004
AmerisourceBergen Corp.	3,424	488,023
Amgen, Inc.(c)	2,290	518,639
Baxter International, Inc.	6,788	576,776
Becton, Dickinson and Co.	2,118	574,571
Bristol-Myers Squibb Co.	8,650	593,996
Cooper Cos., Inc. (The)	1,226	501,459
CVS Health Corp.	4,788	496,276
Johnson & Johnson	4,413	726,247
McKesson Corp.	1,780	489,429
Medtronic PLC	4,994	524,320

	Shares	Value
Health Care-(continued)
Stryker Corp.	1,949	$513,269
UnitedHealth Group, Inc.	1,117	531,547

		8,013,193

Industrials-22.71%
3M Co.	3,714	552,086
AMETEK, Inc.	4,155	539,277
C.H. Robinson Worldwide, Inc.	5,642	545,469
CSX Corp.	14,388	487,897
Dover Corp.	3,170	497,246
Eaton Corp. PLC	3,306	510,083
Fastenal Co.	9,604	494,222
Fortive Corp.	7,670	496,633
General Dynamics Corp.	2,889	677,326
Honeywell International, Inc.	2,869	544,393
IDEX Corp.	2,671	512,565
Illinois Tool Works, Inc.	2,809	607,699
Johnson Controls International PLC	7,201	467,777
L3Harris Technologies, Inc.	2,343	591,162
Lockheed Martin Corp.	1,364	591,703
Masco Corp.	8,083	452,971
Norfolk Southern Corp.	1,804	462,762
Northrop Grumman Corp.	1,342	593,352
Republic Services, Inc.	4,819	579,629
Rockwell Automation, Inc.	1,715	457,185
Union Pacific Corp.	2,234	549,452
Waste Management, Inc.	4,458	643,735
Xylem, Inc.	5,143	457,470

		12,312,094

Information Technology-8.02%
Accenture PLC, Class A	1,425	450,328
Amphenol Corp., Class A	6,269	476,507
Automatic Data Processing, Inc.	2,356	481,661
Broadridge Financial Solutions, Inc.	3,423	500,477
Cisco Systems, Inc.	9,441	526,525
International Business Machines Corp.	3,601	441,158
Microsoft Corp.	1,604	479,259
Motorola Solutions, Inc.	2,188	482,301
Paychex, Inc.	4,284	510,053

		4,348,269

Materials-3.89%
Air Products and Chemicals, Inc.	2,106	497,648
Amcor PLC	46,937	545,877
Linde PLC (United Kingdom)	1,916	561,848
Sherwin-Williams Co. (The)	1,922	505,736

		2,111,109

Real Estate-3.81%
AvalonBay Communities, Inc.	2,320	553,529
Equity Residential	6,129	522,804
Essex Property Trust, Inc.	1,501	476,072
UDR, Inc.	9,299	510,236

		2,062,641

Utilities-11.01%
CenterPoint Energy, Inc.	18,655	510,214
Dominion Energy, Inc.	7,275	578,581
DTE Energy Co.	5,415	658,410

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Utilities-(continued)
Edison International	8,955	$567,926
Exelon Corp.	14,609	621,759
FirstEnergy Corp.	13,654	571,420
PPL Corp.	22,285	583,198
Public Service Enterprise Group, Inc.	9,167	594,297
Sempra Energy	4,159	599,811
Southern Co. (The)	10,532	682,158

		5,967,774

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $49,655,534)		54,177,431

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.97%
Invesco Private Government Fund, 0.12%(d)(e)(f)	157,511	$157,511
Invesco Private Prime Fund, 0.08%(d)(e)(f)	367,489	367,526

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $525,037)		525,037

TOTAL INVESTMENTS IN SECURITIES-100.92% (Cost $50,180,571)		54,702,468
OTHER ASSETS LESS LIABILITIES-(0.92)%		(496,271)

NET ASSETS-100.00%		$54,206,197

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$354,379	$(354,379)	$-	$-	$-	$2

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	112,764	1,302,202	(1,257,455)	-	-	157,511	10	*

Invesco Private Prime Fund	262,366	3,014,844	(2,909,647)	-	(37)	367,526	90	*

Total	$375,130	$4,671,425	$(4,521,481)	$-	$(37)	$525,037	$102

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)–(continued)

February 28, 2022

(Unaudited)

 Portfolio Composition

  Sector Breakdown (% of the Fund’s Net Assets)

  as of February 28, 2022

Industrials	22.71

Consumer Staples	15.60

Health Care	14.78

Financials	14.72

Utilities	11.01

Information Technology	8.02

Consumer Discretionary	4.08

Materials	3.89

Real Estate	3.81

Communication Services	1.33

Money Market Funds Plus Other Assets Less Liabilities	0.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco S&P 500® High Beta ETF (SPHB)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-3.65%
Live Nation Entertainment, Inc.(b)	78,815	$9,522,428
Match Group, Inc.(b)(c)	85,678	9,552,240
Meta Platforms, Inc., Class A(b)	41,814	8,824,009
Twitter, Inc.(b)(c)	286,980	10,202,139

		38,100,816

Consumer Discretionary-16.40%
Aptiv PLC(b)(c)	67,716	8,765,159
Bath & Body Works, Inc.	166,705	8,897,046
Caesars Entertainment, Inc.(b)	144,965	12,204,603
Carnival Corp.(b)(c)	443,227	9,010,805
D.R. Horton, Inc.	116,851	9,979,075
Etsy, Inc.(b)(c)	85,176	13,192,911
Expedia Group, Inc.(b)	47,680	9,350,525
Lennar Corp., Class A	104,024	9,349,677
MGM Resorts International	186,477	8,259,066
Mohawk Industries, Inc.(b)	62,513	8,800,580
Norwegian Cruise Line Holdings Ltd.(b)(c)	487,736	9,505,975
Penn National Gaming, Inc.(b)(c)	276,146	14,180,097
PulteGroup, Inc.	195,550	9,711,013
PVH Corp.	96,185	9,415,550
Ross Stores, Inc.	94,133	8,602,815
Royal Caribbean Cruises Ltd.(b)(c)	106,371	8,586,267
Tesla, Inc.(b)	15,510	13,500,369

		171,311,533

Energy-5.62%
APA Corp.	359,427	12,806,384
Devon Energy Corp.	212,168	12,634,604
Diamondback Energy, Inc.	79,799	11,020,242
Marathon Oil Corp.	476,737	10,755,187
Occidental Petroleum Corp.	261,688	11,443,616

		58,660,033

Financials-9.27%
Ameriprise Financial, Inc.	29,034	8,704,103
BlackRock, Inc.	11,079	8,241,557
Discover Financial Services	76,025	9,384,526
Franklin Resources, Inc.	337,503	10,033,964
Invesco Ltd.(d)	502,001	10,662,501
Lincoln National Corp.	133,639	9,009,942
MSCI, Inc.	17,735	8,897,472
Signature Bank	29,388	10,135,627
SVB Financial Group(b)	20,579	12,470,874
T. Rowe Price Group, Inc.	64,466	9,319,205

		96,859,771

Health Care-5.57%
Align Technology, Inc.(b)	22,682	11,600,936
Bio-Techne Corp.	23,636	9,913,175
DexCom, Inc.(b)	21,489	8,894,512
IDEXX Laboratories, Inc.(b)	17,265	9,191,023
Illumina, Inc.(b)	24,555	8,019,663
Intuitive Surgical, Inc.(b)	36,256	10,526,204

		58,145,513

Industrials-7.24%
Boeing Co. (The)(b)	46,076	9,461,246
Copart, Inc.(b)	72,192	8,870,953

	Shares	Value
Industrials-(continued)
Fortune Brands Home & Security, Inc.	96,273	$8,366,124
Generac Holdings, Inc.(b)	34,835	10,989,397
Quanta Services, Inc.	90,528	9,862,120
Textron, Inc.	130,223	9,523,208
United Airlines Holdings, Inc.(b)(c)	199,223	8,845,501
United Rentals, Inc.(b)	30,259	9,731,900

		75,650,449

Information Technology-48.90%
Adobe, Inc.(b)	20,165	9,430,767
Advanced Micro Devices, Inc.(b)	101,847	12,561,809
Amphenol Corp., Class A	114,984	8,739,934
Analog Devices, Inc.	58,198	9,328,557
ANSYS, Inc.(b)	35,176	11,403,707
Apple, Inc.	55,696	9,196,524
Applied Materials, Inc.	108,844	14,606,865
Arista Networks, Inc.(b)	75,164	9,224,878
Autodesk, Inc.(b)	45,240	9,963,205
Broadcom, Inc.	18,272	10,733,704
Cadence Design Systems, Inc.(b)	80,339	12,165,735
CDW Corp.	47,702	8,226,687
Ceridian HCM Holding, Inc.(b)	142,518	10,390,987
DXC Technology Co.(b)	245,986	8,370,904
Enphase Energy, Inc.(b)	89,105	14,853,804
EPAM Systems, Inc.(b)	24,493	5,088,421
Fortinet, Inc.(b)	37,850	13,040,082
Intuit, Inc.	18,317	8,689,035
IPG Photonics Corp.(b)	64,616	8,422,696
Keysight Technologies, Inc.(b)	53,188	8,370,196
KLA Corp.	36,658	12,775,313
Lam Research Corp.	24,179	13,572,882
Mastercard, Inc., Class A	24,536	8,853,080
Microchip Technology, Inc.	181,069	12,734,583
Micron Technology, Inc.	140,819	12,513,176
Monolithic Power Systems, Inc.	32,442	14,881,145
NetApp, Inc.	103,302	8,096,811
NVIDIA Corp.	59,436	14,493,469
NXP Semiconductors N.V. (China)	67,242	12,784,049
Paycom Software, Inc.(b)	34,545	11,718,009
PayPal Holdings, Inc.(b)	96,754	10,829,675
PTC, Inc.(b)	83,887	9,334,945
Qorvo, Inc.(b)	89,766	12,278,193
QUALCOMM, Inc.	62,251	10,706,549
salesforce.com, inc.(b)	44,002	9,263,741
Seagate Technology Holdings PLC	86,302	8,902,914
ServiceNow, Inc.(b)	18,669	10,826,526
Skyworks Solutions, Inc.	82,578	11,409,802
SolarEdge Technologies, Inc.(b)	55,222	17,639,011
Synopsys, Inc.(b)	38,259	11,951,729
TE Connectivity Ltd. (Switzerland)	63,150	8,994,455
Teradyne, Inc.	128,904	15,200,360
Texas Instruments, Inc.	55,157	9,376,138
Trimble, Inc.(b)	159,780	11,144,655
Tyler Technologies, Inc.(b)	20,164	8,635,435
Western Digital Corp.(b)	212,419	10,820,624
Zebra Technologies Corp., Class A(b)	20,007	8,269,693

		510,815,459

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco S&P 500® High Beta ETF (SPHB)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Materials-3.28%
Albemarle Corp.	48,392	$9,479,509
Freeport-McMoRan, Inc.	272,035	12,772,043
Mosaic Co. (The)	228,564	11,983,611

		34,235,163

Total Common Stocks & Other Equity Interests (Cost $1,100,400,263)		1,043,778,737

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $8,365)	8,365	8,365

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $1,100,408,628)		1,043,787,102

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.49%
Invesco Private Government Fund, 0.12%(d)(e)(f)	20,346,753	$20,346,753
Invesco Private Prime Fund, 0.08%(d)(e)(f)	47,471,011	47,475,759

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $67,825,500)		67,822,512

TOTAL INVESTMENTS IN SECURITIES-106.42% (Cost $1,168,234,128)		1,111,609,614
OTHER ASSETS LESS LIABILITIES-(6.42)%		(67,092,583)

NET ASSETS-100.00%		$1,044,517,031

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Invesco Ltd.	$15,462,443	$13,014,351	$(15,058,053)	$(2,331,786)	$(424,454)	$10,662,501	$181,979

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	-	5,581,604	(5,573,239)	-	-	8,365	41

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	21,945,466	157,651,087	(159,249,800)	-	-	20,346,753	3,340	*

Invesco Private Prime Fund	51,206,086	332,647,271	(336,360,137)	(2,989)	(14,472)	47,475,759	30,194	*

Total	$88,613,995	$508,894,313	$(516,241,229)	$(2,334,775)	$(438,926)	$78,493,378	$215,554

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco S&P 500® High Beta ETF (SPHB)–(continued)

February 28, 2022

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2022

Information Technology	48.90

Consumer Discretionary	16.40

Financials	9.27

Industrials	7.24

Energy	5.62

Health Care	5.57

Communication Services	3.65

Materials	3.28

Money Market Funds Plus Other Assets Less Liabilities	0.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-7.45%
AT&T, Inc.	3,598,457	$85,247,447
Omnicom Group, Inc.	828,273	69,483,822
Verizon Communications, Inc.	1,502,224	80,624,362

		235,355,631

Consumer Staples-19.82%
Altria Group, Inc.(b)	1,897,565	97,326,109
Campbell Soup Co.(b)	1,231,371	55,374,754
Coca-Cola Co. (The)	776,406	48,323,509
Conagra Brands, Inc.	1,596,827	55,841,040
General Mills, Inc.	725,055	48,890,459
Kellogg Co.	887,633	56,755,254
Kimberly-Clark Corp.	368,780	47,996,717
Kraft Heinz Co. (The)	2,007,085	78,717,874
Philip Morris International, Inc.	840,417	84,940,946
Walgreens Boots Alliance, Inc.	1,133,605	52,247,854

		626,414,516

Energy-8.99%
Chevron Corp.	583,073	83,962,512
Kinder Morgan, Inc.	5,472,513	95,221,726
Williams Cos., Inc. (The)	3,353,764	104,905,738

		284,089,976

Financials-7.17%
Citigroup, Inc.	882,934	52,296,181
Prudential Financial, Inc.	637,228	71,152,878
Truist Financial Corp.(b)	837,204	52,090,833
U.S. Bancorp	903,888	51,105,828

		226,645,720

Health Care-11.26%
AbbVie, Inc.	476,561	70,421,419
Amgen, Inc.(b)	226,804	51,366,570
Bristol-Myers Squibb Co.	822,785	56,500,646
Cardinal Health, Inc.	1,226,693	66,253,689
Gilead Sciences, Inc.	934,763	56,459,685
Merck & Co., Inc.	716,105	54,839,321

		355,841,330

Industrials-3.28%
3M Co.	316,067	46,983,359
Lockheed Martin Corp.	130,952	56,806,978

		103,790,337

Information Technology-2.42%
International Business Machines Corp.(b)	623,432	76,376,654

Materials-7.55%
Amcor PLC	5,408,780	62,904,111

	Shares	Value
Materials-(continued)
International Paper Co.	1,446,500	$62,966,145
Newmont Corp.	921,526	61,005,021
Packaging Corp. of America	352,519	51,887,272

		238,762,549

Real Estate-11.83%
Boston Properties, Inc.	484,856	59,302,737
Federal Realty Investment Trust	416,261	48,943,968
Healthpeak Properties, Inc.	1,563,309	48,556,378
Realty Income Corp.	952,022	62,919,134
Regency Centers Corp.	739,353	48,715,969
Ventas, Inc.(b)	1,115,696	60,247,584
Welltower, Inc.	541,951	45,139,099

		373,824,869

Utilities-20.21%
American Electric Power Co., Inc.	620,015	56,204,360
Consolidated Edison, Inc.	726,182	62,284,630
Duke Energy Corp.(b)	593,982	59,641,733
Edison International	1,036,339	65,724,619
Entergy Corp.(b)	519,224	54,627,557
FirstEnergy Corp.	1,487,996	62,272,633
Pinnacle West Capital Corp.(b)	1,097,486	77,734,933
PPL Corp.	3,061,495	80,119,324
Sempra Energy	414,057	59,715,301
Southern Co. (The)	930,600	60,274,962

		638,600,052

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $3,067,323,253)		3,159,701,634

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.13%
Invesco Private Government Fund, 0.12%(c)(d)(e)	20,204,536	20,204,536
Invesco Private Prime Fund, 0.08%(c)(d)(e)	47,139,204	47,143,919

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $67,350,237)		67,348,455
TOTAL INVESTMENTS IN SECURITIES-102.11% (Cost $3,134,673,490)		3,227,050,089
OTHER ASSETS LESS LIABILITIES-(2.11)%		(66,537,558)

NET ASSETS-100.00%		$3,160,512,531

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)–(continued)

February 28, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2022.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$26,231,948	$(26,231,948)	$-	$-	$-	$134

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	19,226,639	106,143,557	(105,165,660)	-	-	20,204,536	2,442	*

Invesco Private Prime Fund	44,862,158	222,437,138	(220,141,784)	(1,783)	(11,810)	47,143,919	22,180	*

Total	$64,088,797	$354,812,643	$(351,539,392)	$(1,783)	$(11,810)	$67,348,455	$24,756

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2022

Utilities	20.21

Consumer Staples	19.82

Real Estate	11.83

Health Care	11.26

Energy	8.99

Materials	7.55

Communication Services	7.45

Financials	7.17

Industrials	3.28

Information Technology	2.42

Money Market Funds Plus Other Assets Less Liabilities	0.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco S&P 500® Low Volatility ETF (SPLV)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-1.26%
Verizon Communications, Inc.(b)	2,114,210	$113,469,651

Consumer Discretionary-3.08%
McDonald’s Corp.	429,419	105,108,889
O’Reilly Automotive, Inc.(c)	132,683	86,143,111
Yum! Brands, Inc.	708,518	86,850,136

		278,102,136

Consumer Staples-22.93%
Archer-Daniels-Midland Co.	1,050,223	82,389,994
Brown-Forman Corp., Class B	1,203,670	78,515,394
Campbell Soup Co.(b)	1,941,398	87,304,668
Church & Dwight Co., Inc.(b)	945,465	92,513,750
Coca-Cola Co. (The)	1,944,833	121,046,406
Colgate-Palmolive Co.	1,394,777	107,328,090
Conagra Brands, Inc.	2,394,056	83,720,138
Constellation Brands, Inc., Class A	364,745	78,646,317
Costco Wholesale Corp.(b)	157,406	81,733,066
General Mills, Inc.	1,314,986	88,669,506
Hershey Co. (The)	569,258	115,138,123
Hormel Foods Corp.(b)	1,811,013	86,276,659
JM Smucker Co. (The)	649,517	87,522,416
Kellogg Co.	1,442,995	92,265,100
Kimberly-Clark Corp.	739,969	96,306,966
McCormick & Co., Inc.	961,472	91,503,290
Mondelez International, Inc., Class A	1,595,920	104,500,842
PepsiCo, Inc.	693,168	113,499,328
Philip Morris International, Inc.	904,557	91,423,576
Procter & Gamble Co. (The)	729,501	113,721,911
Tyson Foods, Inc., Class A	823,566	76,311,626
Walmart, Inc.	722,667	97,675,672

		2,068,012,838

Financials-8.77%
Aflac, Inc.	1,270,117	77,591,448
Arthur J. Gallagher & Co.	542,007	85,740,087
Assurant, Inc.	510,141	86,576,029
Berkshire Hathaway, Inc., Class B(c)	327,687	105,334,986
Brown & Brown, Inc.(b)	1,175,449	79,472,107
CME Group, Inc., Class A	343,440	81,233,863
Intercontinental Exchange, Inc.	766,137	98,157,472
Marsh & McLennan Cos., Inc.	608,726	94,602,108
Progressive Corp. (The)	774,321	82,023,824

		790,731,924

Health Care-9.02%
AbbVie, Inc.	602,218	88,989,754
Amgen, Inc.(b)	359,141	81,338,254
Baxter International, Inc.	1,064,222	90,426,943
Becton, Dickinson and Co.	333,619	90,504,162
Bristol-Myers Squibb Co.(b)	1,356,053	93,120,160
Gilead Sciences, Inc.	1,478,516	89,302,366
Johnson & Johnson	694,439	114,283,826
Medtronic PLC	782,963	82,203,285
UnitedHealth Group, Inc.	175,211	83,377,659

		813,546,409

Industrials-14.74%
3M Co.(b)	582,310	86,560,381

	Shares	Value
Industrials-(continued)
AMETEK, Inc.	651,439	$84,550,268
Dover Corp.	496,996	77,958,792
Eaton Corp. PLC	518,154	79,945,981
Fastenal Co.(b)	1,505,571	77,476,684
General Dynamics Corp.	454,784	106,624,109
Honeywell International, Inc.	449,764	85,342,719
IDEX Corp.(b)	418,638	80,336,632
Illinois Tool Works, Inc.	440,367	95,268,997
L3Harris Technologies, Inc.	367,358	92,688,097
Lockheed Martin Corp.	213,928	92,801,966
Republic Services, Inc.(b)	755,520	90,873,946
Roper Technologies, Inc.(b)	203,809	91,351,270
Union Pacific Corp.	350,224	86,137,593
Waste Management, Inc.	701,351	101,275,084

		1,329,192,519

Information Technology-3.51%
Cisco Systems, Inc.	1,480,057	82,542,779
Motorola Solutions, Inc.	343,030	75,614,103
Paychex, Inc.(b)	671,658	79,967,602
VeriSign, Inc.(c)	368,828	78,825,920

		316,950,404

Materials-3.67%
Air Products and Chemicals, Inc.	330,183	78,022,243
Amcor PLC	7,358,376	85,577,913
Linde PLC (United Kingdom)	300,357	88,076,686
Sherwin-Williams Co. (The)	301,307	79,282,911

		330,959,753

Real Estate-9.33%
Alexandria Real Estate Equities, Inc.(b)	454,981	86,173,401
AvalonBay Communities, Inc.	363,673	86,768,741
Duke Realty Corp.	1,605,576	85,095,528
Equity Residential	960,916	81,966,135
Healthpeak Properties, Inc.	2,572,296	79,895,514
Mid-America Apartment Communities, Inc.	396,928	81,215,438
Prologis, Inc.	565,714	82,509,387
Public Storage	244,787	86,904,281
Realty Income Corp.	1,369,680	90,522,151
UDR, Inc.	1,457,844	79,991,900

		841,042,476

Utilities-23.68%
Alliant Energy Corp.(b)	1,559,146	91,054,126
Ameren Corp.	1,118,064	96,097,601
American Electric Power Co., Inc.(b)	1,158,991	105,062,534
Atmos Energy Corp.(b)	798,827	87,719,193
CenterPoint Energy, Inc.(b)	2,924,542	79,986,224
CMS Energy Corp.(b)	1,496,604	95,797,622
Consolidated Edison, Inc.(b)	1,149,916	98,628,295
Dominion Energy, Inc.	1,140,414	90,697,125
DTE Energy Co.(b)	852,461	103,650,733
Duke Energy Corp.	1,028,608	103,282,529
Edison International	1,403,963	89,039,334
Entergy Corp.	738,126	77,658,237
Evergy, Inc.	1,474,644	92,032,532
Eversource Energy	971,001	79,427,882
Exelon Corp.	2,298,250	97,813,520

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco S&P 500® Low Volatility ETF (SPLV)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Utilities-(continued)
FirstEnergy Corp.	2,140,485	$89,579,297
NiSource, Inc.	3,365,240	97,356,393
PPL Corp.	3,493,635	91,428,428
Public Service Enterprise Group, Inc.	1,442,206	93,498,215
Sempra Energy	651,991	94,030,142
Southern Co. (The)(b)	1,657,616	107,363,788
WEC Energy Group, Inc.	938,196	85,263,253
Xcel Energy, Inc.	1,326,616	89,321,055

		2,135,788,058

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $8,912,475,725)		9,017,796,168

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.74%
Invesco Private Government Fund, 0.12%(d)(e)(f)	20,119,060	$20,119,060
Invesco Private Prime Fund, 0.08%(d)(e)(f)	46,939,779	46,944,474

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $67,065,443)		67,063,534

TOTAL INVESTMENTS IN SECURITIES-100.73% (Cost $8,979,541,168)		9,084,859,702
OTHER ASSETS LESS LIABILITIES-(0.73)%		(65,970,548)

NET ASSETS-100.00%		$9,018,889,154

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2022.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$59,531,025	$(59,531,025)	$-	$-	$-	$507

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	20,232,687	174,759,027	(174,872,654)	-	-	20,119,060	2,521	*

Invesco Private Prime Fund	47,209,603	364,746,760	(364,998,808)	(1,910)	(11,171)	46,944,474	22,280	*

Total	$67,442,290	$599,036,812	$(599,402,487)	$(1,910)	$(11,171)	$67,063,534	$25,308

* Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco S&P 500® Low Volatility ETF (SPLV)–(continued)

February 28, 2022

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2022

Utilities	23.68

Consumer Staples	22.93

Industrials	14.74

Real Estate	9.33

Health Care	9.02

Financials	8.77

Materials	3.67

Information Technology	3.51

Consumer Discretionary	3.08

Communication Services	1.26

Money Market Funds Plus Other Assets Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco S&P 500 Minimum Variance ETF (SPMV)

February 28, 2022
(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-4.81%
Alphabet, Inc., Class C(b)	108	$291,365
AT&T, Inc.	1,497	35,464
Electronic Arts, Inc.	929	120,854
T-Mobile US, Inc.(b)	1,988	244,941
Verizon Communications, Inc.	8,766	470,471

		1,163,095

Consumer Discretionary-8.41%
Amazon.com, Inc.(b)	144	442,261
Home Depot, Inc. (The)	1,031	325,621
McDonald’s Corp.	1,704	417,088
NIKE, Inc., Class B	3,054	417,024
TJX Cos., Inc. (The)	6,512	430,443

		2,032,437

Consumer Staples-11.62%
Coca-Cola Co. (The)	2,596	161,575
Colgate-Palmolive Co.	5,211	400,986
Conagra Brands, Inc.	3,129	109,421
General Mills, Inc.	5,625	379,294
Hershey Co. (The)	279	56,430
Hormel Foods Corp.	3,875	184,605
Kellogg Co.	574	36,702
Kimberly-Clark Corp.	1,544	200,952
McCormick & Co., Inc.	2,127	202,427
Mondelez International, Inc., Class A	7,462	488,612
Monster Beverage Corp.(b)	586	49,458
Procter & Gamble Co. (The)	3,466	540,315

		2,810,777

Energy-0.32%
Exxon Mobil Corp.	977	76,616

Financials-12.32%
Aon PLC, Class A	1,651	482,323
Bank of America Corp.	4,478	197,928
Berkshire Hathaway, Inc., Class B(b)	1,799	578,288
Chubb Ltd.	2,772	564,490
JPMorgan Chase & Co.	235	33,323
Marsh & McLennan Cos., Inc.	3,114	483,947
Progressive Corp. (The)	5,365	568,314
Travelers Cos., Inc. (The)	402	69,076

		2,977,689

Health Care-18.83%
Abbott Laboratories	3,350	404,076
Becton, Dickinson and Co.	117	31,740
Bristol-Myers Squibb Co.	307	21,082
Cerner Corp.	2,672	249,164
CVS Health Corp.	494	51,203
Edwards Lifesciences Corp.(b)	2,433	273,396
Eli Lilly and Co.	1,342	335,433
Humana, Inc.	105	45,604
Incyte Corp.(b)	2,566	175,258
Intuitive Surgical, Inc.(b)	269	78,099
Johnson & Johnson	2,992	492,393
Laboratory Corp. of America Holdings(b)	743	201,546
Medtronic PLC	3,245	340,692
Merck & Co., Inc.	5,808	444,777

	Shares	Value
Health Care-(continued)
Organon & Co.	558	$20,830
Regeneron Pharmaceuticals, Inc.(b)	247	152,735
Stryker Corp.	734	193,299
UnitedHealth Group, Inc.	1,237	588,651
Vertex Pharmaceuticals, Inc.(b)	1,972	453,599

		4,553,577

Industrials-4.54%
Republic Services, Inc.	2,502	300,940
Rollins, Inc.	2,833	92,441
Verisk Analytics, Inc.	1,334	236,572
Waste Management, Inc.	3,235	467,134

		1,097,087

Information Technology-23.55%
Accenture PLC, Class A	1,460	461,389
Adobe, Inc.(b)	758	354,501
Advanced Micro Devices, Inc.(b)	617	76,101
Akamai Technologies, Inc.(b)	670	72,534
Analog Devices, Inc.	454	72,772
Apple, Inc.	3,168	523,100
Automatic Data Processing, Inc.	839	171,525
Cisco Systems, Inc.	2,174	121,244
Citrix Systems, Inc.	1,205	123,512
Cognizant Technology Solutions Corp., Class A	1,998	172,088
Global Payments, Inc.	1,009	134,580
Intel Corp.	6,046	288,394
Intuit, Inc.	880	417,446
Micron Technology, Inc.	230	20,438
Microsoft Corp.	1,688	504,358
NVIDIA Corp.	769	187,521
Oracle Corp.	1,050	79,768
QUALCOMM, Inc.	3,506	602,997
salesforce.com, inc.(b)	916	192,845
Texas Instruments, Inc.	2,621	445,544
Tyler Technologies, Inc.(b)	524	224,408
VeriSign, Inc.(b)	1,232	263,303
Visa, Inc., Class A(c)	846	182,838

		5,693,206

Materials-2.48%
Corteva, Inc.	3,247	168,942
Newmont Corp.	6,521	431,690

		600,632

Real Estate-5.59%
American Tower Corp.	1,699	385,452
Crown Castle International Corp.	2,652	441,797
Digital Realty Trust, Inc.	1,297	174,991
Prologis, Inc.	1,233	179,833
Public Storage	477	169,345

		1,351,418

Utilities-7.43%
Ameren Corp.	835	71,768
American Electric Power Co., Inc.	418	37,892
Dominion Energy, Inc.	3,408	271,038
Duke Energy Corp.	670	67,275
Eversource Energy	1,112	90,962
NextEra Energy, Inc.	5,882	460,384

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco S&P 500 Minimum Variance ETF (SPMV)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Utilities-(continued)
Public Service Enterprise Group, Inc.	5,116	$331,670
Sempra Energy	193	27,834
Southern Co. (The)	4,874	315,689
WEC Energy Group, Inc.	320	29,082
Xcel Energy, Inc.	1,369	92,175

		1,795,769

Total Common Stocks & Other Equity Interests (Cost $22,235,067)		24,152,303

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $1,320)	1,320	1,320

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $22,236,387)		24,153,623

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.77%
Invesco Private Government Fund, 0.12%(d)(e)(f)	56,164	$56,164
Invesco Private Prime Fund, 0.08%(d)(e)(f)	131,035	131,049

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $187,233)		187,213

TOTAL INVESTMENTS IN SECURITIES-100.68% (Cost $22,423,620)		24,340,836
OTHER ASSETS LESS LIABILITIES-(0.68)%		(165,340)

NET ASSETS-100.00%		$24,175,496

Notes	to Schedule of Investments:
(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$14,106	$179,848	$(192,634)	$-	$-	$1,320	$2

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	145,158	253,050	(342,044)	-	-	56,164	7	*

Invesco Private Prime Fund	337,735	553,004	(759,630)	(20)	(40)	131,049	62	*

Total	$496,999	$985,902	$(1,294,308)	$(20)	$(40)	$188,533	$71

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco S&P 500 Minimum Variance ETF (SPMV)–(continued)

February 28, 2022

(Unaudited)

  Portfolio Composition

  Sector Breakdown (% of the Fund’s Net Assets)

  as of February 28, 2022

Information Technology	23.55

Health Care	18.83

Financials	12.32

Consumer Staples	11.62

Consumer Discretionary	8.41

Utilities	7.43

Real Estate	5.59

Communication Services	4.81

Industrials	4.54

Sector Types Each Less Than 3%	2.80

Money Market Funds Plus Other Assets Less Liabilities	0.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco S&P 500 Momentum ETF (SPMO)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-18.48%
Alphabet, Inc., Class A(b)	2,858	$7,719,858
Alphabet, Inc., Class C(b)	2,841	7,664,507
Interpublic Group of Cos., Inc. (The)	5,781	212,741
News Corp., Class A	5,804	129,545
News Corp., Class B	1,596	35,798

		15,762,449

Consumer Discretionary-12.57%
Aptiv PLC(b)	4,387	567,853
Bath & Body Works, Inc.	6,188	330,254
Caesars Entertainment, Inc.(b)	3,497	294,412
Darden Restaurants, Inc.	1,504	218,411
Expedia Group, Inc.(b)	1,521	298,283
Ford Motor Co.	52,690	925,236
Garmin Ltd.	2,245	247,938
General Motors Co.(b)	22,779	1,064,235
LKQ Corp.	3,258	152,963
MGM Resorts International	5,331	236,110
Mohawk Industries, Inc.(b)	1,021	143,736
NIKE, Inc., Class B	15,178	2,072,556
Starbucks Corp.	14,730	1,352,067
Tapestry, Inc.	6,514	266,423
Target Corp.	10,906	2,178,692
Yum! Brands, Inc.	3,064	375,585

		10,724,754

Consumer Staples-1.00%
Estee Lauder Cos., Inc. (The), Class A	2,867	849,578

Energy-0.95%
Devon Energy Corp.	7,983	475,388
ONEOK, Inc.	5,150	336,295

		811,683

Financials-26.40%
American Express Co.	7,219	1,404,384
Ameriprise Financial, Inc.	1,334	399,920
Berkshire Hathaway, Inc., Class B(b)	20,127	6,469,824
Capital One Financial Corp.	9,578	1,468,020
Charles Schwab Corp. (The)	24,319	2,053,983
Discover Financial Services	6,007	741,504
Fifth Third Bancorp	7,423	355,116
First Republic Bank	2,275	394,167
Goldman Sachs Group, Inc. (The)	5,688	1,941,258
Invesco Ltd.(c)	6,216	132,028
Morgan Stanley	24,813	2,251,532
PNC Financial Services Group, Inc. (The)	4,846	965,565
Raymond James Financial, Inc.	2,828	310,090
SVB Financial Group(b)	1,127	682,962
Synchrony Financial	8,601	367,951
Wells Fargo & Co.	48,441	2,585,296

		22,523,600

Health Care-5.96%
Agilent Technologies, Inc.	4,176	544,383
Align Technology, Inc.(b)	909	464,917
Charles River Laboratories International, Inc.(b)	918	267,285
HCA Healthcare, Inc.	3,671	918,888
IDEXX Laboratories, Inc.(b)	910	484,439

	Shares	Value
Health Care-(continued)
IQVIA Holdings, Inc.(b)	2,051	$471,976
Mettler-Toledo International, Inc.(b)	238	335,280
Moderna, Inc.(b)	8,220	1,262,592
Waters Corp.(b)	1,055	334,150

		5,083,910

Industrials-14.69%
Carrier Global Corp.	15,336	688,280
Copart, Inc.(b)	2,331	286,433
Deere & Co.	5,393	1,941,588
Dover Corp.	2,075	325,484
Eaton Corp. PLC	5,990	924,197
Emerson Electric Co.	6,985	649,046
Expeditors International of Washington, Inc.	2,090	216,022
FedEx Corp.	2,459	546,562
Generac Holdings, Inc.(b)	1,176	370,993
General Electric Co.	15,419	1,472,669
Honeywell International, Inc.	8,071	1,531,472
Howmet Aerospace, Inc.	5,365	192,711
Johnson Controls International PLC	13,655	887,029
Parker-Hannifin Corp.	1,559	462,072
Pentair PLC	2,364	136,899
Quanta Services, Inc.	2,884	314,183
Robert Half International, Inc.	1,465	176,225
Textron, Inc.	3,001	219,463
Trane Technologies PLC	4,121	634,345
United Rentals, Inc.(b)	938	301,680
Xylem, Inc.	2,860	254,397

		12,531,750

Information Technology-12.70%
Applied Materials, Inc.	11,881	1,594,430
Automatic Data Processing, Inc.	5,695	1,164,286
DXC Technology Co.(b)	3,169	107,841
Enphase Energy, Inc.(b)	1,953	325,565
Fortinet, Inc.(b)	1,870	644,252
Gartner, Inc.(b)	1,501	420,911
HP, Inc.	13,114	450,597
Intuit, Inc.	3,284	1,557,831
Keysight Technologies, Inc.(b)	2,265	356,443
Motorola Solutions, Inc.	2,284	503,462
NetApp, Inc.	2,498	195,793
Oracle Corp.	19,198	1,458,472
Paychex, Inc.	4,800	571,488
Seagate Technology Holdings PLC	2,877	296,791
TE Connectivity Ltd. (Switzerland)	4,297	612,022
Trimble, Inc.(b)	3,536	246,636
Zebra Technologies Corp., Class A(b)	794	328,192

		10,835,012

Materials-4.16%
Albemarle Corp.	1,761	344,962
Avery Dennison Corp.	1,347	237,341
Freeport-McMoRan, Inc.	28,488	1,337,512
International Paper Co.	4,602	200,325
Martin Marietta Materials, Inc.	713	270,512
Mosaic Co. (The)	4,496	235,725

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco S&P 500 Momentum ETF (SPMO)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Materials-(continued)
Nucor Corp.	6,172	$812,359
Sealed Air Corp.	1,565	105,059

		3,543,795

Real Estate-3.00%
CBRE Group, Inc., Class A(b)	5,508	533,450
Extra Space Storage, Inc.	2,016	379,311
Mid-America Apartment Communities, Inc.	1,817	371,776
Public Storage	2,215	786,369
Simon Property Group, Inc.	3,562	489,989

		2,560,895

Total Common Stocks & Other Equity Interests (Cost $90,567,417)		85,227,426

	Shares	Value
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $28,666)	28,666	$28,666

TOTAL INVESTMENTS IN SECURITIES-99.94% (Cost $90,596,083)		85,256,092
OTHER ASSETS LESS LIABILITIES-0.06%		52,559

NET ASSETS-100.00%		$85,308,651

Notes	to Schedule of Investments:
(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Invesco Ltd.	$-	$196,792	$(31,296)	$(31,315)	$(2,153)	$132,028	$2,318

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	24,856	731,714	(727,904)	-	-	28,666	4

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	-	736,601	(736,601)	-	-	-	2	*

Invesco Private Prime Fund	-	1,716,084	(1,716,084)	-	-	-	28	*

Total	$24,856	$3,381,191	$(3,211,885)	$(31,315)	$(2,153)	$160,694	$2,352

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco S&P 500 Momentum ETF (SPMO)–(continued)

February 28, 2022

(Unaudited)

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2022

Financials	26.40

Communication Services	18.48

Industrials	14.69

Information Technology	12.70

Consumer Discretionary	12.57

Health Care	5.96

Materials	4.16

Real Estate	3.00

Sector Types Each Less Than 3%	1.95

Money Market Funds Plus Other Assets Less Liabilities	0.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco S&P 500 QVM Multi-factor ETF (QVML)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-10.50%
Activision Blizzard, Inc.	18,561	$1,512,722
Alphabet, Inc., Class C(b)	13,449	36,282,981
AT&T, Inc.	169,824	4,023,131
Charter Communications, Inc., Class A(b)(c)	3,082	1,854,686
Comcast Corp., Class A	112,914	5,279,859
Discovery, Inc., Class C(b)	11,288	315,725
DISH Network Corp., Class A(b)	5,815	185,847
Electronic Arts, Inc.	6,753	878,498
Fox Corp., Class A	10,841	453,479
Interpublic Group of Cos., Inc. (The)	8,686	319,645
Lumen Technologies, Inc.(c)	24,465	253,457
Meta Platforms, Inc., Class A(b)	56,481	11,919,185
Netflix, Inc.(b)	10,919	4,307,764
News Corp., Class A	12,254	273,509
Omnicom Group, Inc.	4,969	416,849
Paramount Global, Class B	14,189	434,325
Take-Two Interactive Software, Inc.(b)	2,755	446,310
T-Mobile US, Inc.(b)	13,426	1,654,218
Verizon Communications, Inc.	99,503	5,340,326
Walt Disney Co. (The)(b)	41,449	6,153,519

		82,306,035

Consumer Discretionary-7.85%
Advance Auto Parts, Inc.	1,490	304,675
Aptiv PLC(b)	6,145	795,409
AutoZone, Inc.(b)	475	885,110
Bath & Body Works, Inc.	6,272	334,737
Best Buy Co., Inc.	5,429	524,658
Booking Holdings, Inc.(b)	903	1,961,542
BorgWarner, Inc.	5,414	222,028
Caesars Entertainment, Inc.(b)	4,967	418,172
CarMax, Inc.(b)	3,726	407,364
Chipotle Mexican Grill, Inc.(b)	641	976,467
D.R. Horton, Inc.	7,181	613,257
Darden Restaurants, Inc.	2,877	417,798
Dollar General Corp.	5,699	1,130,340
Dollar Tree, Inc.(b)	5,405	767,942
eBay, Inc.	15,762	860,448
Etsy, Inc.(b)	3,407	527,710
Ford Motor Co.	91,755	1,611,218
Garmin Ltd.	3,519	388,638
General Motors Co.(b)	33,366	1,558,859
Genuine Parts Co.	3,289	401,784
Hasbro, Inc.	3,024	293,479
Home Depot, Inc. (The)	25,002	7,896,382
Lennar Corp., Class A	6,029	541,886
LKQ Corp.	6,307	296,114
Lowe’s Cos., Inc.	16,256	3,593,551
MGM Resorts International	8,896	394,004
Mohawk Industries, Inc.(b)	1,264	177,946
Newell Brands, Inc.	8,576	203,680
NIKE, Inc., Class B	30,669	4,187,852
NVR, Inc.(b)	72	357,008
O’Reilly Automotive, Inc.(b)	1,574	1,021,904
Penn National Gaming, Inc.(b)	3,871	198,776
Pool Corp.	948	434,734
PulteGroup, Inc.	5,649	280,529

	Shares	Value
Consumer Discretionary-(continued)
PVH Corp.	1,754	$171,699
Ralph Lauren Corp.	1,096	144,716
Ross Stores, Inc.	8,313	759,725
Tapestry, Inc.	6,194	253,335
Target Corp.	12,154	2,428,005
Tesla, Inc.(b)	20,976	18,258,140
TJX Cos., Inc. (The)	27,188	1,797,127
Tractor Supply Co.	2,644	538,821
Ulta Beauty, Inc.(b)	1,232	461,384
Under Armour, Inc., Class A(b)	8,823	157,843
VF Corp.	7,304	423,778
Whirlpool Corp.	1,446	291,036
Yum! Brands, Inc.	6,655	815,770

		61,487,380

Consumer Staples-6.12%
Archer-Daniels-Midland Co.	13,098	1,027,538
Brown-Forman Corp., Class B	4,396	286,751
Campbell Soup Co.	4,726	212,528
Church & Dwight Co., Inc.	5,577	545,709
Coca-Cola Co. (The)	89,431	5,566,185
Conagra Brands, Inc.	11,164	390,405
Constellation Brands, Inc., Class A	3,900	840,918
Costco Wholesale Corp.	10,858	5,638,016
Estee Lauder Cos., Inc. (The), Class A	5,217	1,545,954
General Mills, Inc.	14,079	949,347
Hershey Co. (The)	3,397	687,077
Hormel Foods Corp.	6,573	313,138
JM Smucker Co. (The)	2,541	342,400
Kellogg Co.	6,077	388,563
Kraft Heinz Co. (The)	17,348	680,389
Kroger Co. (The)	15,923	745,196
Molson Coors Beverage Co., Class B	4,374	228,235
Mondelez International, Inc., Class A	32,667	2,139,035
Monster Beverage Corp.(b)	8,540	720,776
PepsiCo, Inc.	32,013	5,241,809
Philip Morris International, Inc.	35,969	3,635,387
Procter & Gamble Co. (The)	55,578	8,664,054
Sysco Corp.	11,768	1,024,993
Tyson Foods, Inc., Class A	6,716	622,305
Walgreens Boots Alliance, Inc.	16,008	737,809
Walmart, Inc.	35,372	4,780,880

		47,955,397

Energy-4.01%
APA Corp.	8,818	314,185
Baker Hughes Co., Class A	18,678	548,760
Chevron Corp.	44,484	6,405,696
ConocoPhillips	30,588	2,901,578
Coterra Energy, Inc.	18,945	441,987
Devon Energy Corp.	14,234	847,635
Diamondback Energy, Inc.	3,859	532,928
EOG Resources, Inc.	13,612	1,564,291
Exxon Mobil Corp.	97,923	7,679,122
Halliburton Co.	19,508	654,103
Hess Corp.	6,154	621,923
Kinder Morgan, Inc.	44,792	779,381
Marathon Oil Corp.	18,178	410,096
Marathon Petroleum Corp.	14,634	1,139,549

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco S&P 500 QVM Multi-factor ETF (QVML)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Energy-(continued)
Occidental Petroleum Corp.	20,633	$902,281
ONEOK, Inc.	10,323	674,092
Phillips 66	10,178	857,395
Pioneer Natural Resources Co.	5,271	1,262,931
Schlumberger N.V.	31,170	1,223,111
Valero Energy Corp.	9,341	780,067
Williams Cos., Inc. (The)	28,426	889,165

		31,430,276

Financials-12.77%
Aflac, Inc.	14,216	868,455
Allstate Corp. (The)	7,118	870,958
American Express Co.	14,004	2,724,338
American International Group, Inc.	19,754	1,209,735
Ameriprise Financial, Inc.	2,645	792,945
Aon PLC, Class A	5,356	1,564,702
Arthur J. Gallagher & Co.	4,818	762,159
Assurant, Inc.	1,415	240,140
Bank of America Corp.	180,008	7,956,354
Bank of New York Mellon Corp. (The)	18,649	991,194
Berkshire Hathaway, Inc., Class B(b)	43,637	14,027,114
BlackRock, Inc.	3,381	2,515,092
Brown & Brown, Inc.	5,361	362,457
Capital One Financial Corp.	10,170	1,558,756
Cboe Global Markets, Inc.	2,538	297,682
Charles Schwab Corp. (The)	34,538	2,917,079
Chubb Ltd.	10,048	2,046,175
Cincinnati Financial Corp.	3,511	431,116
Citigroup, Inc.	49,896	2,955,340
Citizens Financial Group, Inc.	10,250	537,305
CME Group, Inc., Class A	8,241	1,949,244
Comerica, Inc.	3,148	300,603
Discover Financial Services	6,864	847,292
Everest Re Group Ltd.	901	268,696
Fifth Third Bancorp	15,987	764,818
First Republic Bank	4,191	726,133
Franklin Resources, Inc.	6,659	197,972
Globe Life, Inc.	2,116	213,631
Goldman Sachs Group, Inc. (The)	7,803	2,663,086
Hartford Financial Services Group, Inc. (The)	8,086	561,815
Huntington Bancshares, Inc.	34,242	531,436
Intercontinental Exchange, Inc.	13,109	1,679,525
Invesco Ltd.(d)	7,783	165,311
JPMorgan Chase & Co.	71,288	10,108,638
KeyCorp	22,389	561,292
Lincoln National Corp.	4,157	280,265
Loews Corp.	4,613	282,961
M&T Bank Corp.	2,992	545,232
MarketAxess Holdings, Inc.	841	320,783
Marsh & McLennan Cos., Inc.	11,601	1,802,911
MetLife, Inc.	17,014	1,149,296
Moody’s Corp.	3,837	1,235,629
Morgan Stanley	32,997	2,994,148
Nasdaq, Inc.	2,766	473,401
Northern Trust Corp.	4,878	555,604
People’s United Financial, Inc.	10,173	214,447
PNC Financial Services Group, Inc. (The)	10,000	1,992,500
Principal Financial Group, Inc.	5,757	406,674
Progressive Corp. (The)	13,802	1,462,046
Prudential Financial, Inc.	9,032	1,008,513

	Shares	Value
Financials-(continued)
Raymond James Financial, Inc.	4,447	$487,614
Regions Financial Corp.	23,114	559,128
S&P Global, Inc.(c)	8,238	3,094,840
State Street Corp.	8,452	721,209
SVB Financial Group(b)	1,380	836,280
Synchrony Financial	13,020	556,996
T. Rowe Price Group, Inc.	5,378	777,444
Travelers Cos., Inc. (The)	5,759	989,569
Truist Financial Corp.	31,979	1,989,733
U.S. Bancorp	31,597	1,786,494
W.R. Berkley Corp.	3,240	292,572
Wells Fargo & Co.	95,855	5,115,781
Willis Towers Watson PLC	2,994	665,566
Zions Bancorporation N.A.	3,957	280,512

		100,046,736

Health Care-13.71%
Abbott Laboratories	40,660	4,904,409
AbbVie, Inc.	40,351	5,962,667
Agilent Technologies, Inc.	7,071	921,776
AmerisourceBergen Corp.	3,459	493,011
Anthem, Inc.	5,748	2,597,234
Baxter International, Inc.	11,163	948,520
Becton, Dickinson and Co.	6,671	1,809,709
Biogen, Inc.(b)	3,613	762,379
Bio-Rad Laboratories, Inc., Class A(b)	507	317,362
Bio-Techne Corp.	922	386,696
Boston Scientific Corp.(b)	31,409	1,387,336
Cardinal Health, Inc.	6,715	362,677
Catalent, Inc.(b)	4,144	422,854
Centene Corp.(b)	13,604	1,123,962
Cerner Corp.	6,684	623,283
Charles River Laboratories International, Inc.(b)	1,214	353,468
Cigna Corp.	7,563	1,798,330
Cooper Cos., Inc. (The)	1,078	440,924
CVS Health Corp.	30,471	3,158,319
Danaher Corp.	15,500	4,253,355
DaVita, Inc.(b)	1,452	163,742
DENTSPLY SIRONA, Inc.	4,826	261,280
DexCom, Inc.(b)	2,326	962,755
Edwards Lifesciences Corp.(b)	13,516	1,518,793
Eli Lilly and Co.	19,457	4,863,277
Gilead Sciences, Inc.	29,927	1,807,591
HCA Healthcare, Inc.	5,577	1,395,979
Henry Schein, Inc.(b)	3,190	275,552
Hologic, Inc.(b)	6,013	427,945
Humana, Inc.	2,959	1,285,153
IDEXX Laboratories, Inc.(b)	2,019	1,074,815
Illumina, Inc.(b)	3,441	1,123,831
Intuitive Surgical, Inc.(b)	8,194	2,378,964
IQVIA Holdings, Inc.(b)	4,403	1,013,218
Johnson & Johnson	60,294	9,922,584
Laboratory Corp. of America Holdings(b)	2,242	608,165
McKesson Corp.	3,570	981,607
Medtronic PLC	30,790	3,232,642
Merck & Co., Inc.	62,524	4,788,088
Mettler-Toledo International, Inc.(b)	533	750,858
Moderna, Inc.(b)	10,542	1,619,251
Organon & Co.	6,088	227,265

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco S&P 500 QVM Multi-factor ETF (QVML)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Health Care-(continued)
PerkinElmer, Inc.	2,590	$465,190
Pfizer, Inc.	141,475	6,640,836
Quest Diagnostics, Inc.	2,736	359,155
Regeneron Pharmaceuticals, Inc.(b)	2,469	1,526,731
ResMed, Inc.	3,355	827,846
STERIS PLC	2,288	549,120
Stryker Corp.	7,337	1,932,199
Teleflex, Inc.	1,039	349,426
Thermo Fisher Scientific, Inc.	9,418	5,123,392
UnitedHealth Group, Inc.	21,565	10,262,137
Universal Health Services, Inc., Class B	1,675	241,083
Vertex Pharmaceuticals, Inc.(b)	5,666	1,303,293
Viatris, Inc.	28,863	317,782
Waters Corp.(b)	1,402	444,055
West Pharmaceutical Services, Inc.	1,815	702,550
Zimmer Biomet Holdings, Inc.	4,669	593,850
Zoetis, Inc.	11,063	2,142,350

		107,492,621

Industrials-8.09%
3M Co.	13,492	2,005,586
A.O. Smith Corp.	3,058	209,718
Alaska Air Group, Inc.(b)	2,852	160,111
Allegion PLC	2,016	230,872
American Airlines Group, Inc.(b)(c)	15,141	261,182
AMETEK, Inc.	5,401	700,996
C.H. Robinson Worldwide, Inc.	3,031	293,037
Carrier Global Corp.	20,085	901,415
Caterpillar, Inc.	12,514	2,347,376
Cintas Corp.	1,978	742,383
Copart, Inc.(b)	4,983	612,311
CSX Corp.	51,049	1,731,072
Cummins, Inc.	3,293	672,167
Deere & Co.	6,558	2,361,011
Dover Corp.	3,313	519,677
Eaton Corp. PLC	9,177	1,415,919
Emerson Electric Co.	13,706	1,273,561
Equifax, Inc.	2,776	606,112
Expeditors International of Washington, Inc.	3,875	400,520
Fastenal Co.	13,057	671,913
FedEx Corp.	5,588	1,242,045
Fortive Corp.	8,434	546,101
Fortune Brands Home & Security, Inc.	3,114	270,607
Generac Holdings, Inc.(b)	1,742	549,549
General Dynamics Corp.	5,269	1,235,317
General Electric Co.	25,610	2,446,011
Honeywell International, Inc.	16,469	3,124,993
Howmet Aerospace, Inc.	8,420	302,446
Huntington Ingalls Industries, Inc.	924	188,866
IDEX Corp.	1,736	333,138
Illinois Tool Works, Inc.	6,677	1,444,502
Ingersoll Rand, Inc.	9,472	478,525
J.B. Hunt Transport Services, Inc.	1,974	400,584
Jacobs Engineering Group, Inc.	3,104	381,792
Johnson Controls International PLC	16,159	1,049,689
L3Harris Technologies, Inc.	4,682	1,181,315
Leidos Holdings, Inc.	3,312	337,294
Lockheed Martin Corp.	5,814	2,522,113
Nielsen Holdings PLC	7,998	139,325
Norfolk Southern Corp.	5,517	1,415,221

	Shares	Value
Industrials-(continued)
Northrop Grumman Corp.	3,480	$1,538,647
Old Dominion Freight Line, Inc.	2,252	707,196
Otis Worldwide Corp.	9,608	752,595
PACCAR, Inc.	7,863	721,902
Parker-Hannifin Corp.	2,976	882,057
Pentair PLC	3,949	228,687
Quanta Services, Inc.	3,285	357,868
Raytheon Technologies Corp.	34,051	3,497,038
Republic Services, Inc.	4,959	596,469
Robert Half International, Inc.	2,734	328,873
Rockwell Automation, Inc.	2,702	720,299
Rollins, Inc.	5,489	179,106
Roper Technologies, Inc.	2,503	1,121,895
Snap-on, Inc.	1,247	262,094
Southwest Airlines Co.(b)	14,007	613,507
Stanley Black & Decker, Inc.	3,571	581,002
Textron, Inc.	5,090	372,232
Trane Technologies PLC	5,314	817,984
Union Pacific Corp.	14,981	3,684,577
United Airlines Holdings, Inc.(b)	7,283	323,365
United Parcel Service, Inc., Class B	17,035	3,584,505
United Rentals, Inc.(b)	1,657	532,924
Verisk Analytics, Inc.	3,824	678,148
W.W. Grainger, Inc.	1,005	479,445
Wabtec Corp.	4,425	410,728
Waste Management, Inc.	9,188	1,326,747
Xylem, Inc.	4,242	377,326

		63,383,588

Information Technology-29.32%
Accenture PLC, Class A	14,607	4,616,104
Adobe, Inc.(b)	11,795	5,516,286
Akamai Technologies, Inc.(b)	3,950	427,627
Amphenol Corp., Class A	13,928	1,058,667
Analog Devices, Inc.	12,565	2,014,044
Apple, Inc.	357,897	59,095,953
Applied Materials, Inc.	20,646	2,770,693
Arista Networks, Inc.(b)	5,346	656,115
Automatic Data Processing, Inc.	10,064	2,057,484
Broadcom, Inc.	9,316	5,472,591
Broadridge Financial Solutions, Inc.	2,743	401,054
Cadence Design Systems, Inc.(b)	6,436	974,603
CDW Corp.	3,161	545,146
Cisco Systems, Inc.	97,838	5,456,425
Cognizant Technology Solutions Corp., Class A	12,181	1,049,150
Corning, Inc.	17,958	725,503
DXC Technology Co.(b)	5,818	197,987
Enphase Energy, Inc.(b)	3,595	599,286
F5, Inc.(b)	1,443	289,827
Fidelity National Information Services, Inc.	14,383	1,369,693
Fiserv, Inc.(b)	13,358	1,304,676
FleetCor Technologies, Inc.(b)	1,848	432,802
Fortinet, Inc.(b)	3,367	1,159,999
Gartner, Inc.(b)	1,976	554,110
Global Payments, Inc.	6,488	865,369
Hewlett Packard Enterprise Co.	28,987	461,474
HP, Inc.	27,868	957,544
Intel Corp.	93,107	4,441,204
International Business Machines Corp.	20,595	2,523,093

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco S&P 500 QVM Multi-factor ETF (QVML)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Information Technology-(continued)
Intuit, Inc.	6,393	$3,032,647
IPG Photonics Corp.(b)	831	108,321
Jack Henry & Associates, Inc.	1,737	307,102
Juniper Networks, Inc.	7,520	254,101
Keysight Technologies, Inc.(b)	4,277	673,071
KLA Corp.	3,572	1,244,842
Lam Research Corp.	3,275	1,838,421
Mastercard, Inc., Class A	19,345	6,980,063
Microchip Technology, Inc.	12,638	888,831
Micron Technology, Inc.	26,537	2,358,078
Microsoft Corp.	179,031	53,492,672
Monolithic Power Systems, Inc.	1,069	490,350
Motorola Solutions, Inc.	4,079	899,134
NetApp, Inc.	5,343	418,784
NVIDIA Corp.	61,761	15,060,420
NXP Semiconductors N.V. (China)	6,267	1,191,482
Oracle Corp.	40,569	3,082,027
Paychex, Inc.	7,489	891,640
Paycom Software, Inc.(b)	1,163	394,501
PTC, Inc.(b)	2,311	257,168
Qorvo, Inc.(b)	2,427	331,965
QUALCOMM, Inc.	26,920	4,629,971
salesforce.com, inc.(b)	25,094	5,283,040
Seagate Technology Holdings PLC	4,910	506,516
Skyworks Solutions, Inc.	3,777	521,868
Synopsys, Inc.(b)	3,447	1,076,808
TE Connectivity Ltd. (Switzerland)	7,671	1,092,581
Teledyne Technologies, Inc.(b)	1,074	461,154
Teradyne, Inc.	3,788	446,681
Texas Instruments, Inc.	21,829	3,710,712
Trimble, Inc.(b)	5,943	414,524
Tyler Technologies, Inc.(b)	973	416,697
Visa, Inc., Class A(c)	37,771	8,163,069
Western Digital Corp.(b)	7,240	368,806
Zebra Technologies Corp., Class A(b)	1,254	518,328

		229,800,884

Materials-2.82%
Air Products and Chemicals, Inc.	5,195	1,227,578
Albemarle Corp.	2,840	556,328
Amcor PLC	36,197	420,971
Avery Dennison Corp.	1,900	334,780
Ball Corp.	7,843	703,831
Celanese Corp.	2,535	353,075
CF Industries Holdings, Inc.	5,235	425,030
Corteva, Inc.	16,577	862,501
Dow, Inc.	18,009	1,061,811
DuPont de Nemours, Inc.	11,932	923,179
Eastman Chemical Co.	2,918	345,695
Ecolab, Inc.	5,728	1,009,617
FMC Corp.	2,858	335,100
Freeport-McMoRan, Inc.	33,937	1,593,342
International Flavors & Fragrances, Inc.	5,769	767,277
International Paper Co.	9,239	402,174
Linde PLC (United Kingdom)	11,903	3,490,436
LyondellBasell Industries N.V., Class A	6,142	597,187
Martin Marietta Materials, Inc.	1,415	536,851
Mosaic Co. (The)	8,495	445,393
Newmont Corp.	18,797	1,244,361
Nucor Corp.	6,678	878,958

	Shares	Value
Materials-(continued)
Packaging Corp. of America	2,265	$333,385
PPG Industries, Inc.	5,359	715,159
Sealed Air Corp.	3,481	233,680
Sherwin-Williams Co. (The)	5,660	1,489,316
Vulcan Materials Co.	3,056	554,511
WestRock Co.	6,345	287,238

		22,128,764

Real Estate-1.92%
Alexandria Real Estate Equities, Inc.	3,154	597,368
AvalonBay Communities, Inc.	3,284	783,530
Boston Properties, Inc.	3,146	384,787
CBRE Group, Inc., Class A(b)	7,534	729,668
Duke Realty Corp.	8,602	455,906
Equity Residential	8,011	683,338
Essex Property Trust, Inc.	1,529	484,953
Extra Space Storage, Inc.	3,086	580,631
Federal Realty Investment Trust	1,570	184,601
Healthpeak Properties, Inc.	12,358	383,839
Host Hotels & Resorts, Inc.(b)	15,945	291,315
Iron Mountain, Inc.	6,709	329,949
Kimco Realty Corp.	14,240	335,067
Mid-America Apartment Communities, Inc.	2,652	542,626
Prologis, Inc.	16,872	2,460,781
Public Storage	3,508	1,245,410
Realty Income Corp.	13,120	867,101
Regency Centers Corp.	3,439	226,596
Simon Property Group, Inc.	7,700	1,059,212
UDR, Inc.	6,458	354,350
Ventas, Inc.	8,825	476,550
Vornado Realty Trust	3,668	158,751
Welltower, Inc.	9,477	789,339
Weyerhaeuser Co.	17,242	670,369

		15,076,037

Utilities-2.75%
AES Corp. (The)	15,091	320,382
Alliant Energy Corp.	5,663	330,719
Ameren Corp.	5,828	500,917
American Electric Power Co., Inc.	11,673	1,058,158
American Water Works Co., Inc.	4,178	631,254
Atmos Energy Corp.	3,015	331,077
CenterPoint Energy, Inc.	13,398	366,435
CMS Energy Corp.	6,639	424,962
Consolidated Edison, Inc.	8,123	696,710
Dominion Energy, Inc.	18,495	1,470,907
DTE Energy Co.	4,425	538,036
Duke Energy Corp.	17,864	1,793,724
Edison International	8,934	566,594
Entergy Corp.	4,613	485,334
Evergy, Inc.	5,229	326,342
Eversource Energy	7,813	639,103
Exelon Corp.	23,295	991,435
FirstEnergy Corp.	12,537	524,673
NextEra Energy, Inc.	45,499	3,561,207
NiSource, Inc.	9,087	262,887
NRG Energy, Inc.	5,475	207,174
Pinnacle West Capital Corp.	2,673	189,329
PPL Corp.	17,724	463,837
Public Service Enterprise Group, Inc.	11,933	773,616
Sempra Energy	7,335	1,057,854

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco S&P 500 QVM Multi-factor ETF (QVML)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Utilities-(continued)
Southern Co. (The)	24,118	$1,562,123
WEC Energy Group, Inc.	7,151	649,883
Xcel Energy, Inc.	12,343	831,054

		21,555,726

Total Common Stocks & Other Equity Interests (Cost $761,895,227)		782,663,444

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $90,569)	90,569	90,569

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $761,985,796)		782,754,013

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.62%
Invesco Private Government Fund, 0.12%(d)(e)(f)	3,813,422	$3,813,422
Invesco Private Prime Fund, 0.08%(d)(e)(f)	8,897,095	8,897,985

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,712,346)		12,711,407

TOTAL INVESTMENTS IN SECURITIES-101.49% (Cost $774,698,142)		795,465,420
OTHER ASSETS LESS LIABILITIES-(1.49)%		(11,685,736)

NET ASSETS-100.00%		$783,779,684

Notes	to Schedule of Investments:
(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Invesco Ltd.	$211,675	$21,285	$(31,961)	$(29,853)	$(5,835)	$165,311	$2,855

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	-	6,346,368	(6,255,799)	-	-	90,569	50

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	-	8,286,398	(4,472,976)	-	-	3,813,422	303	*

Invesco Private Prime Fund	-	16,590,877	(7,691,209)	(939)	(744)	8,897,985	2,125	*

Total	$211,675	$31,244,928	$(18,451,945)	$(30,792)	$(6,579)	$12,967,287	$5,333

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco S&P 500 QVM Multi-factor ETF (QVML)–(continued)

February 28, 2022

(Unaudited)

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2022

Information Technology	29.32

Health Care	13.71

Financials	12.77

Communication Services	10.50

Industrials	8.09

Consumer Discretionary	7.85

Consumer Staples	6.12

Energy	4.01

Sector Types Each Less Than 3%	7.49

Money Market Funds Plus Other Assets Less Liabilities	0.14

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-1.46%
Iridium Communications, Inc.(b)	12,453	$493,014
John Wiley & Sons, Inc., Class A	4,018	202,146
New York Times Co. (The), Class A	17,153	754,561
TEGNA, Inc.	21,808	499,839
World Wrestling Entertainment, Inc., Class A(c) .	4,531	268,507
Yelp, Inc.(b)	6,436	218,116
Ziff Davis, Inc.(b)	4,847	487,608

		2,923,791

Consumer Discretionary-14.90%
Adient PLC(b)	8,649	387,043
American Eagle Outfitters, Inc.(c)	14,434	304,269
AutoNation, Inc.(b)	4,550	521,703
Boyd Gaming Corp.(b)	7,535	534,533
Brunswick Corp.	7,490	715,445
Callaway Golf Co.(b)(c)	11,115	274,985
Capri Holdings Ltd.(b)	13,819	936,099
Carter’s, Inc.	4,221	408,086
Choice Hotels International, Inc.	3,215	464,085
Columbia Sportswear Co.	3,358	311,354
Cracker Barrel Old Country Store, Inc.	2,263	303,853
Crocs, Inc.(b)	6,209	519,880
Dana, Inc.	13,578	252,822
Deckers Outdoor Corp.(b)	2,797	807,326
Dick’s Sporting Goods, Inc.(c)	7,067	742,035
Five Below, Inc.(b)	5,618	919,161
Foot Locker, Inc.	9,380	296,596
Fox Factory Holding Corp.(b)	4,109	484,944
GameStop Corp., Class A(b)(c)	7,114	877,441
Gentex Corp.	23,524	712,071
Goodyear Tire & Rubber Co. (The)(b)	25,698	398,062
Graham Holdings Co., Class B	388	233,238
Grand Canyon Education, Inc.(b)	4,296	373,022
H&R Block, Inc.	17,601	436,681
Harley-Davidson, Inc.	15,038	621,069
Helen of Troy Ltd.(b)(c)	2,305	474,069
KB Home	8,211	317,027
Kohl’s Corp.	15,843	881,188
Lear Corp.	5,396	849,007
Lithia Motors, Inc., Class A	3,089	1,052,793
Marriott Vacations Worldwide Corp.	4,072	654,248
Mattel, Inc.(b)	34,231	855,090
Murphy USA, Inc.	2,229	402,869
Nordstrom, Inc.(b)(c)	11,134	230,919
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	7,423	320,525
Polaris, Inc.	5,780	702,328
RH(b)(c)	1,742	700,058
Scientific Games Corp.(b)	9,598	603,906
Service Corp. International	16,366	995,871
Skechers U.S.A., Inc., Class A(b)	13,166	605,373
Taylor Morrison Home Corp., Class A(b)	11,453	337,864
Tempur Sealy International, Inc.	18,615	614,481
Texas Roadhouse, Inc.	6,532	619,952
Thor Industries, Inc.(c)	5,674	513,497
Toll Brothers, Inc.	10,281	557,847
TopBuild Corp.(b)	3,222	691,699
Travel + Leisure Co.	8,210	460,171

	Shares	Value
Consumer Discretionary-(continued)
Tri Pointe Homes, Inc.(b)	10,520	$235,332
Urban Outfitters, Inc.(b)	6,533	179,723
Victoria’s Secret & Co.(b)(c)	7,553	405,067
Visteon Corp.(b)	2,561	307,755
Williams-Sonoma, Inc.(c)	8,108	1,174,525
Wyndham Hotels & Resorts, Inc.	9,113	787,454
YETI Holdings, Inc.(b)(c)	8,764	539,512

		29,905,953

Consumer Staples-3.63%
BJ’s Wholesale Club Holdings, Inc.(b)	13,908	874,396
Casey’s General Stores, Inc.	3,885	730,691
Coty, Inc., Class A(b)	32,077	294,146
Darling Ingredients, Inc.(b)	16,356	1,185,483
Flowers Foods, Inc.	20,002	548,255
Hain Celestial Group, Inc. (The)(b)	9,787	355,855
Ingredion, Inc.	6,500	576,810
Lancaster Colony Corp.	1,900	319,599
Nu Skin Enterprises, Inc., Class A	4,819	223,553
Performance Food Group Co.(b)	13,550	759,342
Pilgrim’s Pride Corp.(b)	4,942	116,532
Post Holdings, Inc.(b)	5,618	590,677
Sanderson Farms, Inc.	2,125	379,504
Sprouts Farmers Market, Inc.(b)(c)	11,755	334,782

		7,289,625

Energy-2.72%
Antero Midstream Corp.	32,157	322,856
ChampionX Corp.(b)	18,050	386,451
CNX Resources Corp.(b)	21,077	344,398
DT Midstream, Inc.	9,467	502,698
EQT Corp.	28,354	656,112
Equitrans Midstream Corp.	38,915	249,445
HollyFrontier Corp.	14,851	452,213
Murphy Oil Corp.	13,590	471,165
NOV, Inc.	35,274	604,949
Targa Resources Corp.	22,493	1,470,367

		5,460,654

Financials-15.57%
Affiliated Managers Group, Inc.	4,136	572,257
Alleghany Corp.(b)	1,347	891,606
American Financial Group, Inc.	6,471	876,109
Associated Banc-Corp.	15,208	370,923
Bank of Hawaii Corp.	3,946	340,066
Bank OZK	12,025	565,415
Brighthouse Financial, Inc.(b)	8,047	420,536
Cadence Bank	19,713	623,325
Cathay General Bancorp	7,594	357,146
CNO Financial Group, Inc.	12,280	296,808
Commerce Bancshares, Inc.	10,972	787,570
Cullen/Frost Bankers, Inc.	5,593	787,103
East West Bancorp, Inc.	13,993	1,225,227
Essent Group Ltd.	10,664	471,136
Evercore, Inc., Class A	4,073	517,312
F.N.B. Corp.	31,234	419,473
Federated Hermes, Inc., Class B	9,198	300,499
First American Financial Corp.	10,749	720,613
First Financial Bankshares, Inc.	12,461	597,131

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Financials-(continued)
First Horizon Corp.	53,529	$1,256,861
FirstCash Holdings, Inc.	4,039	290,970
Fulton Financial Corp.	16,054	289,293
Glacier Bancorp, Inc.	10,238	567,185
Hancock Whitney Corp.	8,368	465,930
Hanover Insurance Group, Inc. (The)	3,348	467,079
Home BancShares, Inc.	14,914	349,137
Interactive Brokers Group, Inc., Class A	8,457	559,684
International Bancshares Corp.	5,253	225,932
Janus Henderson Group PLC	17,978	603,521
Jefferies Financial Group, Inc.	19,480	692,319
Kemper Corp.	6,174	329,939
Mercury General Corp.	2,628	144,540
MGIC Investment Corp.	33,458	507,892
Navient Corp.	16,125	283,961
New York Community Bancorp, Inc.	45,795	528,474
Old Republic International Corp.	28,035	738,722
PacWest Bancorp	11,668	576,633
Pinnacle Financial Partners, Inc.	7,570	765,176
Primerica, Inc.	3,897	506,181
PROG Holdings, Inc.	6,891	211,140
Prosperity Bancshares, Inc.	9,118	678,926
Reinsurance Group of America, Inc.	6,295	697,864
RenaissanceRe Holdings Ltd. (Bermuda)	4,441	669,614
RLI Corp.	3,839	389,659
SEI Investments Co.	10,467	613,157
Selective Insurance Group, Inc.	5,704	474,516
SLM Corp.	29,297	577,151
Stifel Financial Corp.	10,490	771,015
Synovus Financial Corp.	14,156	745,313
Texas Capital Bancshares, Inc.(b)	4,920	327,672
UMB Financial Corp.	4,158	423,534
Umpqua Holdings Corp.	21,530	459,665
United Bankshares, Inc.	12,858	470,860
Unum Group	19,882	555,105
Valley National Bancorp	39,163	547,107
Washington Federal, Inc.	6,694	238,173
Webster Financial Corp.	9,113	548,694
Wintrust Financial Corp.	5,641	560,490

		31,249,339

Health Care-8.38%
Acadia Healthcare Co., Inc.(b)	8,591	487,196
Amedisys, Inc.(b)	2,929	469,343
Chemed Corp.	1,479	707,391
Encompass Health Corp.	9,306	614,382
Envista Holdings Corp.(b)	15,157	727,536
Exelixis, Inc.(b)	31,728	651,376
Globus Medical, Inc., Class A(b)	7,125	501,030
Halozyme Therapeutics, Inc.(b)	14,247	505,341
HealthEquity, Inc.(b)	10,556	566,963
ICU Medical, Inc.(b)	1,997	472,750
Integra LifeSciences Holdings Corp.(b)	7,141	478,875
LHC Group, Inc.(b)	2,791	380,051
LivaNova PLC(b)(c)	5,132	404,504
Masimo Corp.(b)	4,976	783,471
Medpace Holdings, Inc.(b)	2,815	430,611
Molina Healthcare, Inc.(b)	5,668	1,739,339
Neogen Corp.(b)	10,547	376,528
Neurocrine Biosciences, Inc.(b)	9,462	850,350

	Shares	Value
Health Care-(continued)
Option Care Health, Inc.(b)	13,627	$350,214
Patterson Cos., Inc.	9,273	277,263
Perrigo Co. PLC	13,238	470,214
Progyny, Inc.(b)(c)	6,954	273,709
Quidel Corp.(b)	3,966	419,563
Repligen Corp.(b)	5,572	1,096,012
STAAR Surgical Co.(b)	4,644	368,362
Syneos Health, Inc.(b)	9,967	789,386
Tenet Healthcare Corp.(b)	10,400	894,296
United Therapeutics Corp.(b)	4,439	737,762

		16,823,818

Industrials-19.68%
Acuity Brands, Inc.	3,603	657,079
AECOM	13,559	985,197
AGCO Corp.	5,788	695,486
ASGN, Inc.(b)	5,072	561,927
Avis Budget Group, Inc.(b)	5,290	970,398
Axon Enterprise, Inc.(b)	7,406	1,038,692
Brink’s Co. (The)	4,815	337,339
Builders FirstSource, Inc.(b)	19,037	1,416,734
CACI International, Inc., Class A(b)	2,273	635,963
Carlisle Cos., Inc.	4,888	1,160,411
Clean Harbors, Inc.(b)	4,999	477,055
Colfax Corp.(b)	13,076	525,786
Crane Co.	4,727	477,805
Curtiss-Wright Corp.	3,909	576,656
Donaldson Co., Inc.	12,198	661,985
Dycom Industries, Inc.(b)	2,984	259,787
EMCOR Group, Inc.	5,036	581,859
EnerSys	3,990	290,193
Flowserve Corp.	12,470	378,714
Fluor Corp.(b)(c)	13,047	282,598
FTI Consulting, Inc.(b)	3,445	502,970
GATX Corp.	3,347	356,891
Graco, Inc.	15,955	1,150,196
GXO Logistics, Inc.(b)	10,514	882,440
Hexcel Corp.	8,194	474,433
Hubbell, Inc.	5,152	918,344
IAA, Inc.(b)	12,941	475,452
Insperity, Inc.	3,639	327,328
ITT, Inc.	8,041	706,563
JetBlue Airways Corp.(b)	29,783	454,786
KBR, Inc.	13,567	673,466
Kennametal, Inc.	8,119	257,453
Kirby Corp.(b)	5,642	367,576
Knight-Swift Transportation Holdings, Inc.	16,015	872,497
Landstar System, Inc.	3,797	586,295
Lincoln Electric Holdings, Inc.	5,939	756,985
ManpowerGroup, Inc.	5,191	551,699
MasTec, Inc.(b)	5,614	442,159
MDU Resources Group, Inc.	19,475	521,346
Middleby Corp. (The)(b)	5,364	952,754
MillerKnoll, Inc.	7,155	278,186
MSA Safety, Inc.	3,543	492,831
MSC Industrial Direct Co., Inc., Class A	4,513	349,667
nVent Electric PLC	15,961	541,557
Oshkosh Corp.	6,614	734,419
Owens Corning	9,313	867,878
Regal Rexnord Corp.	6,620	1,061,517

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Industrials-(continued)
Ryder System, Inc.	5,514	$434,724
Saia, Inc.(b)	2,672	767,479
Science Applications International Corp.	5,799	508,514
Simpson Manufacturing Co., Inc.	3,899	462,070
Stericycle, Inc.(b)	8,933	521,330
Terex Corp.	6,469	267,040
Tetra Tech, Inc.	5,353	849,896
Timken Co. (The)	6,618	433,876
Toro Co. (The)	10,650	999,077
Trex Co., Inc.(b)	11,030	1,012,995
Trinity Industries, Inc.(c)	7,907	228,196
Univar Solutions, Inc.(b)	15,980	490,746
Valmont Industries, Inc.	1,961	424,458
Watsco, Inc.	3,106	848,124
Werner Enterprises, Inc.	6,180	268,583
Woodward, Inc.	6,251	779,062
XPO Logistics, Inc.(b)	9,180	667,202

		39,492,724

Information Technology-12.49%
ACI Worldwide, Inc.(b)	10,362	347,334
Alliance Data Systems Corp.	4,629	312,226
Amkor Technology, Inc.	8,950	202,896
Arrow Electronics, Inc.(b)	7,021	855,719
Aspen Technology, Inc.(b)	6,701	1,021,299
Avnet, Inc.	9,364	393,943
Azenta, Inc.	7,728	676,355
Belden, Inc.	4,402	248,053
Blackbaud, Inc.	4,088	255,459
CDK Global, Inc.	11,788	534,468
Cerence, Inc.(b)	3,800	137,218
Ciena Corp.(b)	15,165	1,037,589
Cirrus Logic, Inc.(b)	5,288	459,369
Cognex Corp.	17,816	1,203,649
Coherent, Inc.(b)	2,420	639,654
CommVault Systems, Inc.(b)	4,470	281,208
Concentrix Corp.	4,055	810,554
Digital Turbine, Inc.(b)(c)	8,161	395,645
First Solar, Inc.(b)	10,292	774,885
Genpact Ltd.	16,442	687,933
II-VI Incorporated(b)(c)	9,902	687,793
Jabil, Inc.	13,780	796,622
Kyndryl Holdings, Inc.(b)	15,696	248,939
Lattice Semiconductor Corp.(b)	13,154	823,703
Littelfuse, Inc.	2,399	619,446
Lumentum Holdings, Inc.(b)(c)	7,134	705,267
Manhattan Associates, Inc.(b)	6,468	864,642
Maximus, Inc.	5,925	467,245
Mimecast Ltd.(b)	6,333	503,663
MKS Instruments, Inc.	5,145	774,837
National Instruments Corp.	12,744	511,672
NCR Corp.(b)	11,705	474,287
Paylocity Holding Corp.(b)	3,999	849,548
Qualys, Inc.(b)	3,334	417,784
Semtech Corp.(b)	6,205	430,503
Silicon Laboratories, Inc.(b)	3,939	605,464
SiTime Corp.(b)(c)	1,338	270,463
SunPower Corp.(b)(c)	9,644	172,917
Synaptics, Inc.(b)	3,459	790,139
TD SYNNEX Corp.	3,948	402,025

	Shares	Value
Information Technology-(continued)
Teradata Corp.(b)(c)	10,912	$545,491
Universal Display Corp.	3,901	604,304
ViaSat, Inc.(b)(c)	6,883	314,140
Vishay Intertechnology, Inc.	12,830	246,208
Vontier Corp.	16,943	411,715
Xerox Holdings Corp.	12,117	238,826

		25,053,099

Materials-7.15%
AptarGroup, Inc.	6,606	805,139
Ashland Global Holdings, Inc.	5,473	505,048
Avient Corp.	9,020	472,558
Cabot Corp.	5,341	390,748
Chemours Co. (The)	15,439	426,116
Cleveland-Cliffs, Inc.(b)(c)	43,841	980,285
Commercial Metals Co.	11,418	440,164
Eagle Materials, Inc.	3,976	544,036
Greif, Inc., Class A	2,587	148,727
Ingevity Corp.(b)	3,766	256,954
Louisiana-Pacific Corp.	8,463	608,913
Minerals Technologies, Inc.	3,210	224,668
NewMarket Corp.	718	228,152
Olin Corp.	13,684	704,863
Reliance Steel & Aluminum Co.	6,081	1,160,680
Royal Gold, Inc.	6,561	795,587
RPM International, Inc.	12,302	1,040,380
Scotts Miracle-Gro Co. (The)	3,938	551,556
Sensient Technologies Corp.	4,182	343,468
Silgan Holdings, Inc.	8,432	353,132
Sonoco Products Co.	9,601	563,771
Steel Dynamics, Inc.	19,157	1,352,101
United States Steel Corp.(c)	26,199	712,875
Valvoline, Inc.	17,594	568,814
Worthington Industries, Inc.	3,103	176,933

		14,355,668

Real Estate-10.51%
American Campus Communities, Inc.	13,187	709,593
Apartment Income REIT Corp.	15,220	785,504
Brixmor Property Group, Inc.	27,767	697,507
Camden Property Trust	9,684	1,598,925
Corporate Office Properties Trust	10,447	273,816
Cousins Properties, Inc.(c)	14,278	551,559
Douglas Emmett, Inc.	16,735	530,500
EastGroup Properties, Inc.	3,922	748,161
EPR Properties	7,256	361,349
First Industrial Realty Trust, Inc.	12,370	712,265
Healthcare Realty Trust, Inc.	14,226	371,014
Highwoods Properties, Inc.	10,251	446,944
Hudson Pacific Properties, Inc.(c)	14,339	378,550
JBG SMITH Properties	11,325	302,151
Jones Lang LaSalle, Inc.(b)	4,628	1,139,506
Kilroy Realty Corp.	9,839	704,669
Kite Realty Group Trust	20,365	446,604
Lamar Advertising Co., Class A	8,293	904,435
Life Storage, Inc.	7,409	937,905
Macerich Co. (The)(c)	21,634	331,000
Medical Properties Trust, Inc.	57,729	1,174,208
National Retail Properties, Inc.	16,830	717,126
National Storage Affiliates Trust	7,905	460,624
Omega Healthcare Investors, Inc.(c)	23,523	662,643

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Real Estate-(continued)
Park Hotels & Resorts, Inc.(b)	21,035	$396,299
Pebblebrook Hotel Trust(c)	12,329	277,526
Physicians Realty Trust	21,191	344,566
PotlatchDeltic Corp.	6,182	339,392
PS Business Parks, Inc.	1,984	316,031
Rayonier, Inc.	13,779	547,026
Rexford Industrial Realty, Inc.	12,932	906,921
Sabra Health Care REIT, Inc.	20,951	281,372
SL Green Realty Corp.	6,004	477,438
Spirit Realty Capital, Inc.	11,363	526,902
STORE Capital Corp.	23,535	722,995

		21,083,026

Utilities-3.46%
ALLETE, Inc.	4,932	310,420
Black Hills Corp.	6,131	429,109
Essential Utilities, Inc.	21,178	997,696
Hawaiian Electric Industries, Inc.	10,386	425,618
IDACORP, Inc.	4,906	509,979
National Fuel Gas Co.	8,529	530,845
New Jersey Resources Corp.	8,912	388,742
NorthWestern Corp.	5,093	308,025
OGE Energy Corp.	19,273	723,701
ONE Gas, Inc.	4,976	413,456
PNM Resources, Inc.	9,373	423,378
Southwest Gas Holdings, Inc.	5,612	398,115

Investment Abbreviations:

REIT -Real Estate Investment Trust

	Shares	Value
Utilities-(continued)
Spire, Inc.	4,920	$330,181
UGI Corp.	19,460	748,042

		6,937,307

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $202,914,746)		200,575,004

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-7.00%
Invesco Private Government Fund, 0.12%(d)(e)(f)	4,210,196	4,210,196
Invesco Private Prime Fund, 0.08%(d)(e)(f)	9,822,808	9,823,791

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,034,586)		14,033,987

TOTAL INVESTMENTS IN SECURITIES-106.95% (Cost $216,949,332)		214,608,991
OTHER ASSETS LESS LIABILITIES-(6.95)%		(13,938,855)

NET ASSETS-100.00%		$200,670,136

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$1,820,148	$(1,820,148)	$-	$-	$-	$15

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	190,193	14,680,221	(10,660,218)	-	-	4,210,196	385	*

Invesco Private Prime Fund	443,783	31,125,148	(21,743,276)	(599)	(1,265)	9,823,791	2,785	*

Total	$633,976	$47,625,517	$(34,223,642)	$(599)	$(1,265)	$14,033,987	$3,185

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)–(continued)

February 28, 2022

(Unaudited)

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

  Sector Breakdown (% of the Fund’s Net Assets)

  as of February 28, 2022

Industrials	19.68

Financials	15.57

Consumer Discretionary	14.90

Information Technology	12.49

Real Estate	10.51

Health Care	8.38

Materials	7.15

Consumer Staples	3.63

Utilities	3.46

Sector Types Each Less Than 3%	4.18

Money Market Funds Plus Other Assets Less Liabilities	0.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco S&P MidCap Low Volatility ETF (XMLV)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Consumer Discretionary-2.27%
Gentex Corp.(b)	480,722	$14,551,455
Service Corp. International	213,366	12,983,321

		27,534,776

Consumer Staples-6.84%
Casey’s General Stores, Inc.	76,595	14,405,988
Flowers Foods, Inc.	680,301	18,647,050
Ingredion, Inc.(b)	178,658	15,854,111
Lancaster Colony Corp.	111,522	18,759,116
Post Holdings, Inc.(b)(c)	145,811	15,330,568

		82,996,833

Financials-11.87%
Alleghany Corp.(c)	23,862	15,794,735
Commerce Bancshares, Inc.	192,114	13,789,943
First American Financial Corp.	198,179	13,285,920
Hanover Insurance Group, Inc. (The)	110,935	15,476,542
Mercury General Corp.(b)	297,950	16,387,250
Old Republic International Corp.	512,925	13,515,574
RenaissanceRe Holdings Ltd. (Bermuda)	89,987	13,568,240
RLI Corp.	145,429	14,761,043
Selective Insurance Group, Inc.(b)	173,684	14,448,772
Voya Financial, Inc.	194,937	13,129,007

		144,157,026

Health Care-2.33%
Chemed Corp.	29,355	14,040,203
Encompass Health Corp.	215,971	14,258,405

		28,298,608

Industrials-19.52%
CACI International, Inc., Class A(c)	60,718	16,988,289
Carlisle Cos., Inc.	66,195	15,714,693
Donaldson Co., Inc.	265,206	14,392,730
FTI Consulting, Inc.(b)(c)	113,333	16,546,618
Graco, Inc.	225,946	16,288,447
Hubbell, Inc.	78,423	13,978,900
ITT, Inc.	146,136	12,840,970
Landstar System, Inc.	88,251	13,626,837
Lincoln Electric Holdings, Inc.(b)	120,864	15,405,326
MDU Resources Group, Inc.	538,489	14,415,351
MSA Safety, Inc.	106,164	14,767,412
MSC Industrial Direct Co., Inc., Class A	191,196	14,813,866
Stericycle, Inc.(b)(c)	236,801	13,819,706
Toro Co. (The)	153,040	14,356,682
Watsco, Inc.	54,874	14,983,895
Werner Enterprises, Inc.(b)	323,687	14,067,437

		237,007,159

Information Technology-5.55%
Arrow Electronics, Inc.(c)	107,869	13,147,074
CDK Global, Inc.	308,326	13,979,501
Genpact Ltd.	315,556	13,202,863
Maximus, Inc.(b)	189,424	14,937,976
Vontier Corp.	500,287	12,156,974

		67,424,388

Materials-7.84%
AptarGroup, Inc.	138,073	16,828,337

	Shares	Value
Materials-(continued)
Ashland Global Holdings, Inc.	148,628	$13,715,392
RPM International, Inc.(b)	186,779	15,795,900
Sensient Technologies Corp.(b)	181,706	14,923,514
Silgan Holdings, Inc.	374,663	15,690,886
Sonoco Products Co.	310,316	18,221,756

		95,175,785

Real Estate-27.60%
American Campus Communities, Inc.	299,989	16,142,408
Apartment Income REIT Corp.	281,664	14,536,679
Camden Property Trust(b)	101,751	16,800,108
Corporate Office Properties Trust	548,628	14,379,540
Cousins Properties, Inc.(b)	400,388	15,466,988
EastGroup Properties, Inc.	83,309	15,892,025
First Industrial Realty Trust, Inc.	326,991	18,828,142
Healthcare Realty Trust, Inc.	515,110	13,434,069
Highwoods Properties, Inc.(b)	337,892	14,732,091
JBG SMITH Properties	532,747	14,213,690
Kilroy Realty Corp.	200,815	14,382,370
Life Storage, Inc.	121,514	15,382,457
Medical Properties Trust, Inc.	717,276	14,589,394
National Retail Properties, Inc.(b)	357,501	15,233,118
National Storage Affiliates Trust	240,988	14,042,371
Omega Healthcare Investors, Inc.(b)	494,296	13,924,318
Physicians Realty Trust	1,049,158	17,059,309
PS Business Parks, Inc.	100,152	15,953,212
Rayonier, Inc.	351,351	13,948,635
Rexford Industrial Realty, Inc.	229,296	16,080,528
Spirit Realty Capital, Inc.	332,310	15,409,215
STORE Capital Corp.	478,309	14,693,652

		335,124,319

Utilities-16.13%
ALLETE, Inc.	242,295	15,250,047
Black Hills Corp.	245,007	17,148,040
Essential Utilities, Inc.	370,589	17,458,448
Hawaiian Electric Industries, Inc.	374,270	15,337,585
IDACORP, Inc.	164,464	17,096,033
National Fuel Gas Co.	255,840	15,923,482
New Jersey Resources Corp.	346,598	15,118,605
NorthWestern Corp.	282,474	17,084,027
OGE Energy Corp.	484,947	18,209,760
ONE Gas, Inc.	191,982	15,951,784
Spire, Inc.	236,185	15,850,375
UGI Corp.	402,756	15,481,941

		195,910,127

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $1,145,981,060)		1,213,629,021

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-4.72%
Invesco Private Government Fund, 0.12%(d)(e)(f)	17,213,227	17,213,227

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco S&P MidCap Low Volatility ETF (XMLV)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.08%(d)(e)(f)	40,160,181	$40,164,198

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $57,380,763)		57,377,425

TOTAL INVESTMENTS IN SECURITIES-104.67% (Cost $1,203,361,823)		1,271,006,446
OTHER ASSETS LESS LIABILITIES-(4.67)%		(56,720,842)

NET ASSETS-100.00%		$1,214,285,604

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2022. (c) Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$8,334,039	$(8,334,039)	$-	$-	$-	$62

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	17,197,102	112,610,829	(112,594,704)	-	-	17,213,227	2,451	*

Invesco Private Prime Fund	40,126,570	197,883,749	(197,831,744)	(3,339)	(11,038)	40,164,198	22,201	*

Total	$57,323,672	$318,828,617	$(318,760,487)	$(3,339)	$(11,038)	$57,377,425	$24,714

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Invesco S&P MidCap Low Volatility ETF (XMLV)–(continued)

February 28, 2022

(Unaudited)

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2022

Real Estate	27.60

Industrials	19.52

Utilities	16.13

Financials	11.87

Materials	7.84

Consumer Staples	6.84

Information Technology	5.55

Sector Types Each Less Than 3%	4.60

Money Market Funds Plus Other Assets Less Liabilities	0.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-1.10%
AMC Networks, Inc., Class A(b)(c)	1,624	$67,315
ATN International, Inc.	596	19,865
E.W. Scripps Co. (The), Class A(b)	3,099	68,984
Gannett Co., Inc.(b)	8,219	40,766
Loyalty Ventures, Inc.(b)	1,078	25,872
Marcus Corp. (The)(b)(c)	1,170	21,271
QuinStreet, Inc.(b)	2,374	26,707
Scholastic Corp.	1,705	71,746
Shenandoah Telecommunications Co.	2,822	63,072
TechTarget, Inc.(b)(c)	1,484	116,316
Thryv Holdings, Inc.(b)	990	30,096

		552,010

Consumer Discretionary-11.65%
Aaron’s Co., Inc. (The)	1,709	35,872
Abercrombie & Fitch Co., Class A(b)	3,478	132,442
Adtalem Global Education, Inc.(b)	2,665	55,379
American Axle & Manufacturing Holdings, Inc.(b)	5,947	55,069
American Public Education, Inc.(b)	883	17,625
America’s Car-Mart, Inc.(b)	325	31,258
Asbury Automotive Group, Inc.(b)	1,271	246,714
Barnes & Noble Education, Inc.(b)	1,950	10,686
Bed Bath & Beyond, Inc.(b)(c)	5,799	97,945
Big Lots, Inc.(c)	1,945	67,608

BJ’s Restaurants, Inc.(b)	1,092	35,020
Bloomin’ Brands, Inc.(b)	4,210	103,608
Boot Barn Holdings, Inc.(b)	1,630	141,843
Buckle, Inc. (The)	1,601	57,636
Caleres, Inc.	2,197	45,610
Cato Corp. (The), Class A	1,048	18,445
Cavco Industries, Inc.(b)	463	126,228
Century Communities, Inc.	1,486	94,688
Cheesecake Factory, Inc. (The)(b)	2,601	111,297
Chico’s FAS, Inc.(b)	7,272	34,178
Children’s Place, Inc. (The)(b)(c)	760	47,850
Chuy’s Holdings, Inc.(b)	1,111	36,219
Conn’s, Inc.(b)(c)	1,184	21,715
Cooper-Standard Holdings, Inc.(b)	841	10,698
Designer Brands, Inc., Class A(b)(c)	3,235	42,217
Dorman Products, Inc.(b)	1,632	152,461
El Pollo Loco Holdings, Inc.(b)	1,035	13,734
Ethan Allen Interiors, Inc.	1,141	29,734
Fiesta Restaurant Group, Inc.(b)	908	9,144
Fossil Group, Inc.(b)	2,927	39,573
Genesco, Inc.(b)	796	51,063
Gentherm, Inc.(b)	1,896	160,857
G-III Apparel Group Ltd.(b)	2,526	70,071
Group 1 Automotive, Inc.	1,010	183,749
Guess?, Inc.(c)	2,054	44,983
Haverty Furniture Cos., Inc., (Acquired 06/30/2021 - 02/17/2022; Cost $35,424)(c)(d)	848	24,092
Hibbett, Inc.(c)	922	41,564
Installed Building Products, Inc.	1,273	123,099
iRobot Corp.(b)(c)	1,631	101,383
Kontoor Brands, Inc.	2,761	136,780
La-Z-Boy, Inc.	2,454	71,608

	Shares	Value
Consumer Discretionary-(continued)
LCI Industries	1,392	$173,332
LGI Homes, Inc.(b)(c)	1,157	145,932
Liquidity Services, Inc.(b)	1,588	27,361
LL Flooring Holdings, Inc.(b)	1,460	23,448
M.D.C. Holdings, Inc.	2,911	129,074
M/I Homes, Inc.(b)	1,489	73,393
MarineMax, Inc.(b)	1,188	54,363
Meritage Homes Corp.(b)	2,060	203,075
Monarch Casino & Resort, Inc.(b)	712	55,465
Monro, Inc.	1,860	86,825
Motorcar Parts of America, Inc.(b)	910	14,696
Movado Group, Inc.	1,038	40,918
ODP Corp. (The)(b)	2,674	117,656
Oxford Industries, Inc.	835	73,806
Patrick Industries, Inc.	1,373	97,950
Perdoceo Education Corp.(b)	3,554	37,210
PetMed Express, Inc.(c)	1,194	32,178
Rent-A-Center, Inc.(c)	3,045	86,508
Ruth’s Hospitality Group, Inc.	1,603	39,770
Sally Beauty Holdings, Inc.(b)(c)	6,208	107,274
Shoe Carnival, Inc.	1,001	29,189
Shutterstock, Inc.	1,346	121,853
Signet Jewelers Ltd.(c)	3,328	234,624
Sonic Automotive, Inc., Class A	1,123	60,316
Standard Motor Products, Inc.	1,089	47,600
Steven Madden Ltd.	4,363	186,126
Strategic Education, Inc.	1,246	73,539
Sturm Ruger & Co., Inc.	1,098	79,506
Unifi, Inc.(b)	696	13,064
Universal Electronics, Inc.(b)	719	23,892
Vera Bradley, Inc.(b)	1,670	12,625
Vista Outdoor, Inc.(b)	3,569	130,090
Winnebago Industries, Inc.(c)	1,974	126,474
Wolverine World Wide, Inc.	4,564	105,109
Zumiez, Inc.(b)(c)	1,214	54,011

		5,849,997

Consumer Staples-4.85%
Andersons, Inc. (The)	1,743	79,481
B&G Foods, Inc.(c)	3,787	112,095
Cal-Maine Foods, Inc.(c)	2,174	96,243
Celsius Holdings, Inc.(b)(c)	2,096	133,913
Central Garden & Pet Co., Class A(b)	2,776	122,255
Chefs’ Warehouse, Inc. (The)(b)	1,758	57,750
Coca-Cola Consolidated, Inc.	278	138,147
Edgewell Personal Care Co.	3,040	108,467
elf Beauty, Inc.(b)	2,604	68,824
Fresh Del Monte Produce, Inc.	1,818	47,050
Inter Parfums, Inc.	945	87,772
J&J Snack Foods Corp.	809	132,449
John B. Sanfilippo & Son, Inc.	496	39,442
Medifast, Inc.	673	125,178
MGP Ingredients, Inc.(c)	653	51,985
National Beverage Corp.(c)	1,328	58,445
PriceSmart, Inc.	1,369	99,554
Seneca Foods Corp., Class A(b)	339	16,865
Simply Good Foods Co. (The)(b)	4,761	188,678
SpartanNash Co.	2,080	58,531

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
TreeHouse Foods, Inc.(b)	2,996	$117,593
United Natural Foods, Inc.(b)	2,925	117,673
Universal Corp.	1,332	72,075
USANA Health Sciences, Inc.(b)	683	60,111
Vector Group Ltd.	7,732	86,676
WD-40 Co.(c)	744	157,646

		2,434,898

Energy-5.46%
Archrock, Inc.	7,496	62,591
Bristow Group, Inc.(b)	1,216	40,298
Callon Petroleum Co.(b)(c)	2,181	122,921
Civitas Resources, Inc.(c)	2,532	127,790
CONSOL Energy, Inc.(b)	1,846	56,746
Core Laboratories N.V.	2,463	67,880
DMC Global, Inc.(b)	1,025	30,135
Dorian LPG Ltd.	1,506	20,753
Dril-Quip, Inc.(b)	1,945	56,094
Green Plains, Inc.(b)(c)	3,147	103,033
Helix Energy Solutions Group, Inc.(b)	7,593	30,752
Helmerich & Payne, Inc.	5,729	207,562
Laredo Petroleum, Inc.(b)(c)	653	49,994
Matador Resources Co.	6,026	298,889
Nabors Industries Ltd.(b)	394	49,463
Oceaneering International, Inc.(b)	4,980	72,907
Oil States International, Inc.(b)	3,260	17,050
Par Pacific Holdings, Inc.(b)	2,483	33,769
Patterson-UTI Energy, Inc.	9,178	132,438
PBF Energy, Inc., Class A(b)	5,349	88,900
ProPetro Holding Corp.(b)	4,611	58,882
Range Resources Corp.(b)(c)	15,627	358,640
Ranger Oil Corp.(b)(c)	800	27,008
Renewable Energy Group, Inc.(b)	2,994	184,131
REX American Resources Corp.(b)	277	26,165
RPC, Inc.(b)(c)	3,797	33,300
SM Energy Co.	6,380	226,554
US Silica Holdings, Inc.(b)	4,289	62,019
World Fuel Services Corp.	3,443	97,575

		2,744,239

Financials-20.33%
Allegiance Bancshares, Inc.	1,079	46,235
Ambac Financial Group, Inc.(b)	2,551	32,729
American Equity Investment Life Holding Co.	4,485	169,040
Ameris Bancorp	3,782	187,209
AMERISAFE, Inc.	1,110	52,281
Apollo Commercial Real Estate Finance, Inc.	7,430	96,962
ARMOUR Residential REIT, Inc.	4,606	37,447
Assured Guaranty Ltd.	4,199	260,212
Axos Financial, Inc.(b)	3,050	166,957
B. Riley Financial, Inc.(c)	919	54,726
Banc of California, Inc.	2,965	58,262
BancFirst Corp.	1,049	81,958
Bancorp, Inc. (The)(b)	3,520	103,136
BankUnited, Inc.	5,155	227,851
Banner Corp.	1,960	120,756
Berkshire Hills Bancorp, Inc.	2,757	85,743
Blucora, Inc.(b)	2,664	53,014
Brightsphere Investment Group, Inc.	3,481	83,092
Brookline Bancorp, Inc.	4,429	75,913
Capitol Federal Financial, Inc.	7,479	81,671

	Shares	Value
Financials-(continued)
Central Pacific Financial Corp.	1,578	$46,062
City Holding Co.	867	69,074
Columbia Banking System, Inc.(c)	4,417	161,795
Community Bank System, Inc.	3,011	219,622
Customers Bancorp, Inc.(b)	1,722	105,989
CVB Financial Corp.(c)	6,830	161,051
Dime Community Bancshares, Inc.	1,936	65,805
Donnelley Financial Solutions, Inc.(b)	1,705	54,731
Eagle Bancorp, Inc.	1,848	110,732
eHealth, Inc.(b)(c)	1,124	17,467
Ellington Financial, Inc.	2,603	45,995
Employers Holdings, Inc.	1,570	61,010
Encore Capital Group, Inc.(b)(c)	1,780	117,462
Enova International, Inc.(b)	2,096	85,454
EZCORP, Inc., Class A(b)	3,159	18,922
FB Financial Corp.	2,040	90,658
First Bancorp	11,785	166,404
First Bancorp/Southern Pines NC	1,978	88,773
First Commonwealth Financial Corp.	5,484	88,567
First Financial Bancorp	5,306	130,422
First Hawaiian, Inc.	7,247	210,670
Flagstar Bancorp, Inc.	2,959	134,871
Franklin BSP Realty Trust, Inc	1,719	22,691
Genworth Financial, Inc., Class A(b)	27,871	113,156
Granite Point Mortgage Trust, Inc.	3,174	35,612
Greenhill & Co., Inc.	763	13,490
Hanmi Financial Corp.	1,747	45,632
HCI Group, Inc.	390	24,281
Heritage Financial Corp.	2,120	55,586
Hilltop Holdings, Inc.	3,586	110,879
HomeStreet, Inc.	1,198	61,649
Hope Bancorp, Inc.	6,999	118,703
Horace Mann Educators Corp.	2,327	96,780
Independent Bank Corp.	2,630	226,206
Independent Bank Group, Inc.	2,081	160,549
Invesco Mortgage Capital, Inc.(e)	16,251	35,427
Investors Bancorp, Inc.	12,898	215,913
KKR Real Estate Finance Trust, Inc.(c)	2,254	48,393
Lakeland Financial Corp.	1,405	112,695
Meta Financial Group, Inc.	1,869	103,524
Mr. Cooper Group, Inc.(b)	4,753	241,595
National Bank Holdings Corp., Class A	1,734	76,955
NBT Bancorp, Inc.	2,459	94,352
New York Mortgage Trust, Inc.	20,637	72,436
NMI Holdings, Inc., Class A(b)	4,621	106,930
Northfield Bancorp, Inc.	2,566	40,286
Northwest Bancshares, Inc.	7,089	99,813
OFG Bancorp	2,861	80,623
Pacific Premier Bancorp, Inc.	5,399	208,995
Park National Corp.	818	109,661
PennyMac Mortgage Investment Trust	5,384	83,990
Piper Sandler Cos	798	118,112
PRA Group, Inc.(b)	2,509	111,977
Preferred Bank	797	62,549
ProAssurance Corp.	2,994	72,155
Provident Financial Services, Inc.	4,509	106,999
Ready Capital Corp.	3,096	45,976
Redwood Trust, Inc.	5,985	62,184
Renasant Corp.	3,234	118,073
S&T Bancorp, Inc.	2,187	67,994

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Financials-(continued)
Safety Insurance Group, Inc.	802	$66,919
Seacoast Banking Corp. of Florida	3,122	114,421
Selectquote, Inc.(b)(c)	6,593	20,504
ServisFirst Bancshares, Inc.(c)	2,803	244,926
Simmons First National Corp., Class A(c)	6,124	174,657
SiriusPoint Ltd. (Bermuda)(b)	4,879	36,056
Southside Bancshares, Inc.	1,829	76,251
Stewart Information Services Corp.	1,461	99,173
StoneX Group, Inc.(b)	856	64,585
Tompkins Financial Corp.	672	53,155
Triumph Bancorp, Inc.(b)	1,317	132,121
TrustCo Bank Corp.	1,116	38,134
Trustmark Corp.	3,429	107,979
Two Harbors Investment Corp.	18,918	95,725
United Community Banks, Inc.	4,930	190,594
United Fire Group, Inc.	1,139	31,448
Universal Insurance Holdings, Inc.	1,499	17,328
Veritex Holdings, Inc.	2,846	115,633
Virtus Investment Partners, Inc.	413	99,376
Walker & Dunlop, Inc.	1,569	217,071
Westamerica Bancorporation	1,474	87,438
WisdomTree Investments, Inc.(c)	6,062	34,129
World Acceptance Corp.(b)(c)	220	43,223
WSFS Financial Corp.	2,758	140,189

		10,210,586

Health Care-11.09%
Addus HomeCare Corp.(b)	858	72,964
Allscripts Healthcare Solutions, Inc.(b)	6,855	133,398
AMN Healthcare Services, Inc.(b)	2,757	292,628
Amphastar Pharmaceuticals, Inc.(b)	1,971	54,616
AngioDynamics, Inc.(b)	2,167	50,990
Anika Therapeutics, Inc.(b)	824	26,780
Apollo Medical Holdings, Inc.(b)	2,525	121,503
Artivion, Inc.(b)	2,088	40,820
Avanos Medical, Inc.(b)	2,698	95,482
Avid Bioservices, Inc.(b)(c)	3,825	78,336
BioLife Solutions, Inc.(b)	1,763	41,431
Cara Therapeutics, Inc.(b)	2,512	26,049
Collegium Pharmaceutical, Inc.(b)	1,993	38,804
Community Health Systems, Inc.(b)	7,001	73,581
Computer Programs & Systems, Inc.(b)	820	25,240
CONMED Corp.	1,539	224,940
Corcept Therapeutics, Inc.(b)	6,967	155,294
CorVel Corp.(b)	524	83,347
Covetrus, Inc.(b)	5,688	100,791
Cross Country Healthcare, Inc.(b)	2,120	47,340
Cutera, Inc.(b)(c)	829	31,800
Eagle Pharmaceuticals, Inc.(b)	683	32,367
Emergent BioSolutions, Inc.(b)	2,959	122,443
Enanta Pharmaceuticals, Inc.(b)	1,223	86,124
Ensign Group, Inc. (The)	2,887	242,624
Fulgent Genetics, Inc.(b)(c)	1,206	75,134
Hanger, Inc.(b)	2,084	37,762
HealthStream, Inc.(b)	1,364	27,948
Heska Corp.(b)(c)	566	80,372
Innoviva, Inc.(b)(c)	3,603	69,214
Inogen, Inc.(b)	1,089	37,995
Integer Holdings Corp.(b)	1,795	150,547
Joint Corp. (The)(b)(c)	900	36,900

	Shares	Value
Health Care-(continued)
Lantheus Holdings, Inc.(b)	3,731	$178,416
LeMaitre Vascular, Inc.(c)	1,047	49,701
Ligand Pharmaceuticals, Inc.(b)(c)	1,008	102,030
MEDNAX, Inc.(b)	4,566	107,164
Meridian Bioscience, Inc.(b)	2,545	64,389
Merit Medical Systems, Inc.(b)	2,786	181,174
Mesa Laboratories, Inc.	289	73,790
ModivCare, Inc.(b)	677	79,886
Myriad Genetics, Inc.(b)	4,461	108,759
Natus Medical, Inc.(b)	1,910	53,136
NextGen Healthcare, Inc.(b)	3,047	59,508
Omnicell, Inc.(b)	2,465	318,675
OptimizeRx Corp.(b)(c)	1,083	49,049
OraSure Technologies, Inc.(b)	4,327	33,751
Organogenesis Holdings, Inc.(b)(c)	3,533	26,286
Orthofix Medical, Inc.(b)	1,156	39,281
Owens & Minor, Inc.	4,229	186,710
Phibro Animal Health Corp., Class A	1,121	23,877
Prestige Consumer Healthcare, Inc.(b)	2,816	167,637
RadNet, Inc.(b)	2,401	59,233
REGENXBIO, Inc.(b)(c)	2,124	55,670
Select Medical Holdings Corp.	5,490	127,094
Supernus Pharmaceuticals, Inc.(b)	2,992	95,594
SurModics, Inc.(b)	787	35,321
Tactile Systems Technology, Inc.(b)	1,029	20,950
Tivity Health, Inc.(b)	2,361	64,408
uniQure N.V. (Netherlands)(b)	1,977	33,589
US Physical Therapy, Inc.(c)	658	60,516
Vanda Pharmaceuticals, Inc.(b)	3,208	36,443
Varex Imaging Corp.(b)(c)	2,236	52,859
Vericel Corp.(b)	2,493	102,737
Xencor, Inc.(b)	3,421	107,112

		5,570,309

Industrials-17.13%
AAON, Inc.	2,250	131,760
AAR Corp.(b)	1,779	79,948
ABM Industries, Inc.	3,813	170,937
Aerojet Rocketdyne Holdings, Inc.	4,239	164,261
Alamo Group, Inc.	542	75,398
Albany International Corp., Class A	1,753	153,949
Allegiant Travel Co.(b)	789	137,357
American Woodmark Corp.(b)	892	47,793
Apogee Enterprises, Inc.	1,349	60,799
Applied Industrial Technologies, Inc.	2,074	209,681
ArcBest Corp.	1,448	134,201
Arcosa, Inc.	2,529	133,202
Astec Industries, Inc.	1,213	60,407
Atlas Air Worldwide Holdings, Inc.(b)(c)	1,572	123,182
AZZ, Inc.	1,389	68,381
Barnes Group, Inc.	2,526	117,333
Boise Cascade Co.	2,224	177,787
Brady Corp., Class A	2,661	122,619
Chart Industries, Inc.(b)	2,087	301,363
Comfort Systems USA, Inc.	2,037	175,141
CoreCivic, Inc.(b)	7,440	67,778
Deluxe Corp.	2,430	75,597
DXP Enterprises, Inc.(b)	1,011	29,026
Encore Wire Corp.	1,277	148,668
Enerpac Tool Group Corp.	3,253	56,114

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Industrials-(continued)
EnPro Industries, Inc.	1,128	$124,576
ESCO Technologies, Inc.	1,425	99,137
Exponent, Inc.	2,808	266,086
Federal Signal Corp.	3,368	121,619
Forrester Research, Inc.(b)	632	32,820
Forward Air Corp.	1,409	145,381
Franklin Electric Co., Inc.	2,151	181,889
GEO Group, Inc. (The)(c)	8,032	47,871
Gibraltar Industries, Inc.(b)	1,749	84,512
GMS, Inc.(b)	2,317	125,697
Granite Construction, Inc.	2,572	77,855
Greenbrier Cos., Inc. (The)(c)	1,754	77,930
Griffon Corp.	2,588	59,653
Harsco Corp.(b)	4,078	48,569
Healthcare Services Group, Inc.	4,521	71,522
Heartland Express, Inc.	2,672	38,370
Heidrick & Struggles International, Inc.	1,111	47,495
Hillenbrand, Inc.	3,746	178,722
HNI Corp.	2,364	96,191
Hub Group, Inc., Class A(b)	1,833	154,705
Insteel Industries, Inc.	1,117	41,452
Interface, Inc.	3,080	40,194
John Bean Technologies Corp.	1,795	203,499
Kaman Corp.	1,436	62,337
Kelly Services, Inc., Class A	2,031	43,098
Korn Ferry	3,088	204,611
Lindsay Corp.	596	78,201
ManTech International Corp., Class A	1,543	128,640
Marten Transport Ltd.	3,379	58,288
Matson, Inc.	2,432	269,393
Matthews International Corp., Class A	1,716	56,937
Meritor, Inc.(b)	3,918	139,520
Moog, Inc., Class A	1,581	131,397
Mueller Industries, Inc.	3,107	177,254
MYR Group, Inc.(b)	955	85,711
National Presto Industries, Inc.	288	22,896
NOW, Inc.(b)	6,216	58,057
Park Aerospace Corp.	1,029	14,272
PGT Innovations, Inc.(b)	3,165	68,079
Pitney Bowes, Inc.	9,420	46,912
Powell Industries, Inc.	444	9,386
Quanex Building Products Corp.	1,792	40,965
Resideo Technologies, Inc.(b)	8,173	210,373
Resources Connection, Inc.	1,789	29,697
SkyWest, Inc.(b)	2,718	76,403
SPX Corp.(b)	2,496	126,547
SPX FLOW, Inc.	2,355	202,271
Standex International Corp.	680	72,032
Tennant Co.	1,015	79,962
Titan International, Inc.(b)	2,530	28,336
TrueBlue, Inc.(b)	1,979	53,829
UFP Industries, Inc.	3,261	279,631
UniFirst Corp.	828	150,075
US Ecology, Inc.(b)(c)	1,709	81,075
Veritiv Corp.(b)	788	84,450
Wabash National Corp.(c)	2,637	44,935

		8,603,997

Information Technology-13.16%
3D Systems Corp.(b)	7,023	125,150

	Shares	Value
Information Technology-(continued)
ADTRAN, Inc.	2,744	$56,499
Advanced Energy Industries, Inc.	2,095	179,856
Agilysys, Inc.(b)	1,026	43,123
Alarm.com Holdings, Inc.(b)	2,533	166,747
Axcelis Technologies, Inc.(b)	1,750	121,135
Badger Meter, Inc.	1,563	155,378
Benchmark Electronics, Inc.	1,887	49,326
CEVA, Inc.(b)	1,264	51,533
Cohu, Inc.(b)	2,611	81,411
Comtech Telecommunications Corp.	1,519	31,261
Consensus Cloud Solutions, Inc.(b)	942	52,432
CSG Systems International, Inc.	1,830	112,948
CTS Corp.	1,800	68,292
Digi International, Inc.(b)	1,800	36,144
Diodes, Inc.(b)	2,495	223,527
Ebix, Inc.	1,312	38,717
ePlus, Inc.(b)	1,443	67,677
EVERTEC, Inc.	2,871	115,874
ExlService Holdings, Inc.(b)	1,817	219,475
Extreme Networks, Inc.(b)	7,235	83,130
Fabrinet (Thailand)(b)	2,027	202,963
FARO Technologies, Inc.(b)	1,014	55,506
FormFactor, Inc.(b)	4,232	171,354
Harmonic, Inc.(b)(c)	5,891	54,845
Ichor Holdings Ltd.(b)	1,637	57,671
Insight Enterprises, Inc.(b)	1,954	203,216
InterDigital, Inc.	1,731	111,511
Itron, Inc.(b)	2,494	118,889
Knowles Corp.(b)(c)	5,286	115,129
Kulicke & Soffa Industries, Inc. (Singapore)(c)	3,044	159,019
MaxLinear, Inc.(b)	3,701	227,056
Methode Electronics, Inc.	2,194	100,134
NETGEAR, Inc.(b)	1,632	43,427
NetScout Systems, Inc.(b)	4,084	127,135
Onto Innovation, Inc.(b)	2,742	236,388
OSI Systems, Inc.(b)	954	76,959
PC Connection, Inc.	613	29,908
Perficient, Inc.(b)	1,911	194,731
Photronics, Inc.(b)	2,650	48,813
Plantronics, Inc.(b)	2,145	60,425
Plexus Corp.(b)	1,481	120,657
Progress Software Corp.	2,559	112,801
Rambus, Inc.(b)	5,802	156,654
Rogers Corp.(b)	1,087	296,751
Sanmina Corp.(b)	3,563	141,736
ScanSource, Inc.(b)	1,358	42,886
SMART Global Holdings, Inc.(b)	2,405	66,017
SPS Commerce, Inc.(b)	2,009	260,869
TTEC Holdings, Inc.	990	78,705
TTM Technologies, Inc.(b)	6,004	75,470
Ultra Clean Holdings, Inc.(b)	2,422	110,952
Veeco Instruments, Inc.(b)(c)	2,880	82,282
Viavi Solutions, Inc.(b)	12,170	199,588
Vonage Holdings Corp.(b)(c)	14,467	293,969
Xperi Holding Corp.	5,468	94,706

		6,608,757

Materials-5.33%
AdvanSix, Inc.	1,593	63,816
American Vanguard Corp.	1,421	21,414

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Materials-(continued)
Arconic Corp.(b)	5,708	$175,236
Balchem Corp.	1,781	246,383
Carpenter Technology Corp.	2,606	100,044
Clearwater Paper Corp.(b)	946	27,273
Ferro Corp.(b)	4,693	101,979
FutureFuel Corp.	1,441	10,606
GCP Applied Technologies, Inc.(b)	2,274	71,813
Glatfelter Corp.	2,417	33,210
H.B. Fuller Co.	2,838	194,034
Hawkins, Inc.	976	44,174
Haynes International, Inc.	720	26,323
Innospec, Inc.	1,324	126,442
Kaiser Aluminum Corp.	839	80,963
Koppers Holdings, Inc.(b)	1,156	33,096
Kraton Corp.(b)	1,867	86,162
Livent Corp.(b)(c)	9,911	233,404
Materion Corp.	1,133	94,662
Mercer International, Inc. (Germany)	2,119	28,331
Myers Industries, Inc.	2,017	33,523
Neenah, Inc.	950	37,002
O-I Glass, Inc.(b)	8,854	113,154
Olympic Steel, Inc.	475	12,716
Quaker Chemical Corp.	732	135,866
Rayonier Advanced Materials, Inc.(b)	3,288	19,301
Schweitzer-Mauduit International, Inc., Class A	1,726	53,886
Stepan Co.	1,160	120,199
SunCoke Energy, Inc.	4,503	35,709
Sylvamo Corp.(b)	1,961	68,439
TimkenSteel Corp.(b)	2,290	41,289
Tredegar Corp.	1,335	15,366
Trinseo PLC	2,061	107,090
Warrior Met Coal, Inc.	2,744	86,436

		2,679,341

Real Estate-7.73%
Acadia Realty Trust	4,675	100,232
Agree Realty Corp.	3,784	242,744
Alexander & Baldwin, Inc.	3,872	86,849
American Assets Trust, Inc.	2,885	105,476
Armada Hoffler Properties, Inc.	3,269	47,989
Brandywine Realty Trust	9,152	121,996
CareTrust REIT, Inc.	5,032	88,060
Centerspace	749	70,399
Chatham Lodging Trust(b)	2,566	35,282
Community Healthcare Trust, Inc.	1,278	53,293
Diversified Healthcare Trust	13,387	38,555
Easterly Government Properties, Inc.(c)	4,643	96,667
Essential Properties Realty Trust, Inc.	6,452	163,107
Four Corners Property Trust, Inc.	4,135	109,081
Franklin Street Properties Corp.	4,935	28,524
Getty Realty Corp.	2,125	58,544
Global Net Lease, Inc.	5,396	76,677
Hersha Hospitality Trust(b)	1,701	15,700
Independence Realty Trust, Inc.	5,864	148,183
Industrial Logistics Properties Trust	3,650	81,650
Innovative Industrial Properties, Inc.	1,348	254,044
iStar, Inc.	4,027	101,158
LTC Properties, Inc.	2,129	72,024
LXP Industrial Trust	15,751	243,510

	Shares	Value
Real Estate-(continued)
Marcus & Millichap, Inc.(b)	1,325	$65,892
NexPoint Residential Trust, Inc.	1,236	105,023
Office Properties Income Trust	2,707	67,810
Orion Office REIT, Inc.(b)(c)	2,984	50,818
RE/MAX Holdings, Inc., Class A	1,012	29,996
Realogy Holdings Corp.(b)	6,368	115,770
Retail Opportunity Investments Corp.	6,554	119,021
RPT Realty	4,375	56,656
Safehold, Inc.	745	45,713
Saul Centers, Inc.	705	32,451
SITE Centers Corp.	9,906	154,038
St. Joe Co. (The)	1,797	97,092
Summit Hotel Properties, Inc.(b)(c)	5,759	56,957
Tanger Factory Outlet Centers, Inc.(c)	5,723	95,460
Urstadt Biddle Properties, Inc., Class A	1,646	30,994
Veris Residential, Inc.(b)	4,189	70,794
Washington REIT	4,798	112,081
Whitestone REIT	2,341	27,577
Xenia Hotels & Resorts, Inc.(b)	5,920	109,757

		3,883,644

Utilities-2.13%
American States Water Co.	2,064	173,706
Avista Corp.	3,844	171,558
California Water Service Group	2,800	159,404
Chesapeake Utilities Corp.	945	125,638
Middlesex Water Co.	1,016	101,590
Northwest Natural Holding Co.	1,643	85,452
South Jersey Industries, Inc.(c)	6,127	207,889
Unitil Corp.	861	43,472

		1,068,709

Total Common Stocks & Other Equity Interests (Cost $51,300,434)		50,206,487

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $1,258)	1,258	1,258

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $51,301,692)		50,207,745

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-11.66%
Invesco Private Government Fund, 0.12%(e)(f)(g)	1,756,251	1,756,251
Invesco Private Prime Fund, 0.08%(e)(f)(g)	4,101,938	4,102,348

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,858,951)		5,858,599

TOTAL INVESTMENTS IN SECURITIES-111.62% (Cost $57,160,643)		56,066,344
OTHER ASSETS LESS LIABILITIES-(11.62)%		(5,837,630)

NET ASSETS-100.00%		$50,228,714

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)–(continued)

February 28, 2022

(Unaudited)

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)	Restricted security. The value of this security at February 28, 2022 represented less than 1% of the Fund’s Net Assets.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Invesco Mortgage Capital, Inc.	$40,772	$10,440	$(838)	$(14,693)	$(254)	$35,427	$2,778

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	41,917	819,404	(860,063)	-	-	1,258	4

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	27,926	4,106,713	(2,378,388)	-	-	1,756,251	137	*

Invesco Private Prime Fund	65,162	8,270,979	(4,233,184)	(352)	(257)	4,102,348	894	*

Total	$175,777	$13,207,536	$(7,472,473)	$(15,045)	$(511)	$5,895,284	$3,813

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2022

Financials	20.33

Industrials	17.13

Information Technology	13.16

Consumer Discretionary	11.65

Health Care	11.09

Real Estate	7.73

Energy	5.46

Materials	5.33

Consumer Staples	4.85

Sector Types Each Less Than 3%	3.23

Money Market Funds Plus Other Assets Less Liabilities	0.04

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-4.45%
ATN International, Inc.	3,228	$107,589
Cogent Communications Holdings, Inc.	5,258	333,357
Scholastic Corp.	2,778	116,899
Telephone & Data Systems, Inc.	13,597	235,908

		793,753

Consumer Discretionary-7.10%
Ethan Allen Interiors, Inc.	12,133	316,186
M.D.C. Holdings, Inc.	4,608	204,319
Strategic Education, Inc.(b)	5,680	335,233
Sturm Ruger & Co., Inc.	5,646	408,827

		1,264,565

Consumer Staples-6.72%
Andersons, Inc. (The)	3,680	167,808
Edgewell Personal Care Co.	2,107	75,178
Fresh Del Monte Produce, Inc.	4,965	128,494
J&J Snack Foods Corp.	791	129,503
SpartanNash Co.	9,753	274,449
Universal Corp.	7,798	421,950

		1,197,382

Energy-3.12%
Archrock, Inc.	66,635	556,401

Financials-24.75%
Apollo Commercial Real Estate Finance, Inc.	40,031	522,405
ARMOUR Residential REIT, Inc.	59,944	487,345
Ellington Financial, Inc.	27,920	493,346
Granite Point Mortgage Trust, Inc.	36,613	410,798
KKR Real Estate Finance Trust, Inc.(b)	19,282	413,985
New York Mortgage Trust, Inc.	148,761	522,151
PennyMac Mortgage Investment Trust	31,199	486,704
Ready Capital Corp.	37,924	563,171
Two Harbors Investment Corp.	100,473	508,393

		4,408,298

Health Care-1.09%
Phibro Animal Health Corp., Class A	9,112	194,086

Industrials-8.84%
Healthcare Services Group, Inc.	20,168	319,058
HNI Corp.	5,425	220,743
ManTech International Corp., Class A	2,169	180,829
Matthews International Corp., Class A	5,249	174,162
Park Aerospace Corp.	17,708	245,610
Powell Industries, Inc.	9,756	206,242
Resources Connection, Inc.	13,698	227,387

		1,574,031

Information Technology-4.83%
Benchmark Electronics, Inc.	7,555	197,488
CSG Systems International, Inc.	2,366	146,029
InterDigital, Inc.	2,199	141,660
Methode Electronics, Inc.	1,957	89,317
Progress Software Corp	2,434	107,291

Investment Abbreviations:

REIT -Real Estate Investment Trust

	Shares	Value
Information Technology-(continued)
TTEC Holdings, Inc.	1,128	$89,676
Xperi Holding Corp.	5,163	89,423

		860,884

Materials-7.91%
Glatfelter Corp.	14,176	194,778
Myers Industries, Inc.	11,242	186,842
Neenah, Inc.	6,449	251,189
Schweitzer-Mauduit International, Inc., Class A	15,050	469,861
Tredegar Corp.	26,613	306,316

		1,408,986

Real Estate-21.43%
Brandywine Realty Trust	33,882	451,647
CareTrust REIT, Inc.	17,001	297,517
Easterly Government Properties, Inc.	16,584	345,279
Getty Realty Corp.	13,114	361,291
Global Net Lease, Inc.	38,766	550,865
Industrial Logistics Properties Trust	18,161	406,262
LTC Properties, Inc.	14,679	496,591
Office Properties Income Trust	21,767	545,263
Universal Health Realty Income Trust	6,368	363,676

		3,818,391

Utilities-9.70%
American States Water Co.	1,145	96,363
Avista Corp.	6,997	312,276
California Water Service Group	1,632	92,910
Chesapeake Utilities Corp.	747	99,314
Northwest Natural Holding Co.	6,491	337,597
South Jersey Industries, Inc.(b)	14,791	501,858
Unitil Corp.	5,692	287,389

		1,727,707

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $18,359,741)		17,804,484

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-6.82%
Invesco Private Government Fund, 0.12%(c)(d)(e) .	364,310	364,310
Invesco Private Prime Fund, 0.08%(c)(d)(e)	850,345	850,430

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,214,740)		1,214,740

TOTAL INVESTMENTS IN SECURITIES-106.76% (Cost $19,574,481)		19,019,224
OTHER ASSETS LESS LIABILITIES-(6.76)%		(1,204,996)

NET ASSETS-100.00%		$17,814,228

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)–(continued)

February 28, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2022.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$24,196	$353,806	$(378,002)	$-	$-	$-	$1

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	379,013	3,081,696	(3,096,399)	-	-	364,310	36	*

Invesco Private Prime Fund	884,363	6,146,869	(6,180,671)	-	(131)	850,430	316	*

Total	$1,287,572	$9,582,371	$(9,655,072)	$-	$(131)	$1,214,740	$353

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2022

Financials	24.75

Real Estate	21.43

Utilities	9.70

Industrials	8.84

Materials	7.91

Consumer Discretionary	7.10

Consumer Staples	6.72

Information Technology	4.83

Communication Services	4.45

Energy	3.12

Health Care	1.09

Money Market Funds Plus Other Assets Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Invesco S&P SmallCap Low Volatility ETF (XSLV)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-0.74%
Cogent Communications Holdings, Inc.	122,291	$7,753,249

Consumer Discretionary-0.77%
Standard Motor Products, Inc.	184,744	8,075,160

Consumer Staples-7.33%
Cal-Maine Foods, Inc.(b)	230,295	10,195,160
Hostess Brands, Inc.(b)(c)	467,068	10,060,645
J&J Snack Foods Corp.(b)	69,722	11,414,886
John B. Sanfilippo & Son, Inc.	128,166	10,191,760
PriceSmart, Inc.	109,137	7,936,442
SpartanNash Co.(b)	300,049	8,443,379
Universal Corp.	188,645	10,207,581
USANA Health Sciences, Inc.(b)(c)	89,492	7,876,191

		76,326,044

Financials-31.48%
AMERISAFE, Inc.	164,439	7,745,077
Apollo Commercial Real Estate Finance, Inc.	620,472	8,097,160
ARMOUR Residential REIT, Inc.(b)	1,137,288	9,246,151
Assured Guaranty Ltd.	136,551	8,462,066
BancFirst Corp.(b)	99,622	7,783,467
Brookline Bancorp, Inc.	472,604	8,100,433
Capitol Federal Financial, Inc.	878,276	9,590,774
City Holding Co.	114,282	9,104,847
Community Bank System, Inc.	123,360	8,997,878
CVB Financial Corp.	356,797	8,413,273
Eagle Bancorp, Inc.	125,558	7,523,435
Ellington Financial, Inc.	595,239	10,517,873
Employers Holdings, Inc.	221,511	8,607,917
Encore Capital Group, Inc.(c)	113,537	7,492,307
First Commonwealth Financial Corp.	449,122	7,253,320
Granite Point Mortgage Trust, Inc.	647,360	7,263,379
HomeStreet, Inc.(b)	153,907	7,920,054
Horace Mann Educators Corp.(b)	220,684	9,178,248
KKR Real Estate Finance Trust, Inc.(b)	486,992	10,455,718
Lakeland Financial Corp.(b)	92,715	7,436,670
Mr. Cooper Group, Inc.(c)	187,419	9,526,508
National Bank Holdings Corp., Class A	171,199	7,597,812
NBT Bancorp, Inc.	207,724	7,970,370
New York Mortgage Trust, Inc.	2,347,702	8,240,434
Northfield Bancorp, Inc.	595,072	9,342,630
Northwest Bancshares, Inc.	710,821	10,008,360
PennyMac Mortgage Investment Trust(b)	569,592	8,885,635
PRA Group, Inc.(b)(c)	187,733	8,378,524
Preferred Bank	100,178	7,861,969
Provident Financial Services, Inc.	328,080	7,785,338
Ready Capital Corp.	512,613	7,612,303
Redwood Trust, Inc.	638,907	6,638,244
Safety Insurance Group, Inc.	116,106	9,687,885
ServisFirst Bancshares, Inc.(b)	94,058	8,218,788
SiriusPoint Ltd. (Bermuda)(c)	926,208	6,844,677
Southside Bancshares, Inc.	187,370	7,811,455
Stewart Information Services Corp.	109,026	7,400,685
TrustCo Bank Corp.	272,242	9,302,509
Westamerica Bancorporation(b)	161,437	9,576,443

		327,880,616

	Shares	Value
Health Care-2.89%
HealthStream, Inc.(c)	329,460	$6,750,635
Mesa Laboratories, Inc.	31,439	8,027,320
Omnicell, Inc.(c)	49,989	6,462,578
Prestige Consumer Healthcare, Inc.(c)	148,493	8,839,788

		30,080,321

Industrials-13.77%
AAON, Inc.(b)	142,424	8,340,349
Alamo Group, Inc.	59,529	8,281,079
AZZ, Inc.(b)	162,746	8,011,986
Barnes Group, Inc.	164,513	7,641,629
Brady Corp., Class A	187,261	8,628,987
ESCO Technologies, Inc.	116,155	8,080,903
Exponent, Inc.	94,631	8,967,234
Federal Signal Corp.	219,221	7,916,070
Forrester Research, Inc.(c)	143,592	7,456,733
Franklin Electric Co., Inc.	99,342	8,400,360
Heartland Express, Inc.	717,048	10,296,809
ManTech International Corp., Class A	97,921	8,163,674
Marten Transport Ltd.	483,743	8,344,567
Park Aerospace Corp.(b)	610,368	8,465,804
Standex International Corp.	78,490	8,314,446
Tennant Co.	122,957	9,686,552
UniFirst Corp.	46,674	8,459,662

		143,456,844

Information Technology-10.66%
Benchmark Electronics, Inc.	309,921	8,101,335
CSG Systems International, Inc.(b)	188,824	11,654,217
EVERTEC, Inc.	182,635	7,371,149
ExlService Holdings, Inc.(c)	70,758	8,546,859
Insight Enterprises, Inc.(b)(c)	90,446	9,406,384
InterDigital, Inc.(b)	111,037	7,153,004
Knowles Corp.(b)(c)	511,457	11,139,533
OSI Systems, Inc.(c)	134,146	10,821,558
Plexus Corp.(b)(c)	95,217	7,757,329
Sanmina Corp.(c)	212,056	8,435,588
TTM Technologies, Inc.(c)	976,246	12,271,412
Viavi Solutions, Inc.(b)(c)	508,523	8,339,777

		110,998,145

Materials-5.41%
American Vanguard Corp.	518,305	7,810,856
Balchem Corp.(b)	69,225	9,576,586
H.B. Fuller Co.	118,826	8,124,134
Innospec, Inc.	89,127	8,511,628
Neenah, Inc.	155,530	6,057,894
Quaker Chemical Corp.(b)	36,973	6,862,559
Stepan Co.	90,567	9,384,553

		56,328,210

Real Estate-21.07%
Agree Realty Corp.	185,824	11,920,610
American Assets Trust, Inc.	221,324	8,091,605
Armada Hoffler Properties, Inc.	579,199	8,502,641
Brandywine Realty Trust	608,274	8,108,292
CareTrust REIT, Inc.	420,703	7,362,302
Centerspace(b)	95,686	8,993,527
Community Healthcare Trust, Inc.	221,400	9,232,380

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Invesco S&P SmallCap Low Volatility ETF (XSLV)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Real Estate-(continued)
Easterly Government Properties, Inc.(b)	636,041	$13,242,374
Essential Properties Realty Trust, Inc.	315,958	7,987,418
Four Corners Property Trust, Inc.	368,722	9,726,886
Getty Realty Corp.	384,074	10,581,239
Global Net Lease, Inc.(b)	661,260	9,396,505
Independence Realty Trust, Inc.	350,738	8,863,149
Industrial Logistics Properties Trust	420,240	9,400,769
LTC Properties, Inc.(b)	279,019	9,439,213
LXP Industrial Trust(b)	705,938	10,913,801
Marcus & Millichap, Inc.(c)	158,830	7,898,616
NexPoint Residential Trust, Inc.	114,500	9,729,065
Office Properties Income Trust	318,273	7,972,739
Retail Opportunity Investments Corp.	498,462	9,052,070
Universal Health Realty Income Trust(b)	134,360	7,673,300
Urstadt Biddle Properties, Inc., Class A	422,426	7,954,282
Washington REIT	373,121	8,716,107
Whitestone REIT	741,267	8,732,125

		219,491,015

Utilities-5.74%
American States Water Co.	133,974	11,275,252
Avista Corp.	229,305	10,233,882
California Water Service Group	175,934	10,015,923
Chesapeake Utilities Corp.	77,770	10,339,521
Northwest Natural Holding Co.	190,973	9,932,506
Unitil Corp.	157,669	7,960,708

		59,757,792

Total Common Stocks & Other Equity Interests (Cost $1,033,060,883)		1,040,147,396

	Shares	Value
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $694,034)	694,034	$694,034

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $1,033,754,917)		1,040,841,430

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-11.49%
Invesco Private Government Fund, 0.12%(d)(e)(f)	35,926,052	35,926,052
Invesco Private Prime Fund, 0.08%(d)(e)(f)	83,710,909	83,719,282

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $119,650,151)		119,645,334

TOTAL INVESTMENTS IN SECURITIES-111.42% (Cost $1,153,405,068)		1,160,486,764
OTHER ASSETS LESS LIABILITIES-(11.42)%		(118,941,545)

NET ASSETS-100.00%		$1,041,545,219

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2022.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$11,069,689	$(10,375,655)	$-	$-	$694,034	$80

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Invesco S&P SmallCap Low Volatility ETF (XSLV)–(continued)

February 28, 2022

(Unaudited)

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$20,074,424	$128,612,324	$(112,760,696)	$-	$-	$35,926,052	$4,841	*

Invesco Private Prime Fund	46,840,322	269,495,327	(232,586,232)	(4,818)	(25,317)	83,719,282	44,039	*

Total	$66,914,746	$409,177,340	$(355,722,583)	$(4,818)	$(25,317)	$120,339,368	$48,960

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2022

Financials	31.48

Real Estate	21.07

Industrials	13.77

Information Technology	10.66

Consumer Staples	7.33

Utilities	5.74

Materials	5.41

Sector Types Each Less Than 3%	4.40

Money Market Funds Plus Other Assets Less Liabilities	0.14

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

75

Invesco S&P SmallCap Quality ETF (XSHQ)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-0.87%
Shenandoah Telecommunications Co.	9,199	$205,598
Thryv Holdings, Inc.(b)	1,274	38,729

		244,327

Consumer Discretionary-21.58%
Aaron’s Co., Inc. (The)	4,808	100,920
Abercrombie & Fitch Co., Class A(b)	9,713	369,871
Boot Barn Holdings, Inc.(b)	3,920	341,118
Buckle, Inc. (The)(c)	3,218	115,848
Cavco Industries, Inc.(b)	957	260,907
Ethan Allen Interiors, Inc.	2,493	64,968
Gentherm, Inc.(b)	4,109	348,608
Group 1 Automotive, Inc.	2,417	439,725
Haverty Furniture Cos., Inc., (Acquired 06/18/2021 - 02/14/2022; Cost $68,515)(d)	2,083	59,178
Hibbett, Inc.(c)	2,583	116,442
iRobot Corp.(b)(c)	3,623	225,206
LGI Homes, Inc.(b)(c)	2,398	302,460
Liquidity Services, Inc.(b)	3,817	65,767
LL Flooring Holdings, Inc.(b)	4,059	65,188
Meritage Homes Corp.(b)	4,754	468,649
Movado Group, Inc.	3,106	122,438
ODP Corp. (The)(b)	5,895	259,380
Oxford Industries, Inc.	1,867	165,024
PetMed Express, Inc.(c)	3,055	82,332
Shoe Carnival, Inc.(c)	1,537	44,819
Shutterstock, Inc.	2,918	264,166
Signet Jewelers Ltd.	10,958	772,539
Steven Madden Ltd.	10,028	427,794
Sturm Ruger & Co., Inc.	3,350	242,573
Vista Outdoor, Inc.(b)	9,051	329,909

		6,055,829

Consumer Staples-4.56%
John B. Sanfilippo & Son, Inc.	1,297	103,137
Medifast, Inc.	3,351	623,286
National Beverage Corp.(c)	956	42,074
Seneca Foods Corp., Class A(b)	685	34,079
USANA Health Sciences, Inc.(b)	1,065	93,731
WD-40 Co.(c)	1,804	382,249

		1,278,556

Energy-0.25%
Oil States International, Inc.(b)	7,805	40,820
RPC, Inc.(b)(c)	3,467	30,406

		71,226

Financials-42.48%
American Equity Investment Life Holding Co.	11,304	426,048
Ameris Bancorp	10,666	527,967
AMERISAFE, Inc.	2,035	95,848
ARMOUR Residential REIT, Inc.	8,553	69,536
BancFirst Corp.(c)	1,342	104,850
Banner Corp.	4,659	287,041
Berkshire Hills Bancorp, Inc.	7,982	248,240
Brightsphere Investment Group, Inc.	7,447	177,760
Central Pacific Financial Corp.	2,745	80,127

	Shares	Value
Financials-(continued)
City Holding Co.	1,818	$144,840
Columbia Banking System, Inc.(c)	9,661	353,882
Community Bank System, Inc.	7,925	578,049
CVB Financial Corp.(c)	18,399	433,848
Dime Community Bancshares, Inc.(c)	2,889	98,197
Donnelley Financial Solutions, Inc.(b)	3,028	97,199
Eagle Bancorp, Inc.	5,394	323,208
FB Financial Corp.	4,422	196,514
First Bancorp/Southern Pines NC	4,189	188,002
First Commonwealth Financial Corp.	9,903	159,933
First Financial Bancorp	9,710	238,672
First Hawaiian, Inc.	14,386	418,201
Hanmi Financial Corp.	3,274	85,517
HCI Group, Inc.	826	51,427
Heritage Financial Corp.	6,286	164,819
HomeStreet, Inc.	2,206	113,521
Independent Bank Corp.	7,119	612,305
Independent Bank Group, Inc.	3,846	296,719
Investors Bancorp, Inc.	19,840	332,122
Lakeland Financial Corp.	2,953	236,860
National Bank Holdings Corp., Class A	5,173	229,578
NBT Bancorp, Inc.	5,337	204,781
New York Mortgage Trust, Inc.	53,511	187,824
Northwest Bancshares, Inc.	13,364	188,165
Park National Corp.	1,228	164,626
Piper Sandler Cos	1,511	223,643
Renasant Corp.	6,182	225,705
S&T Bancorp, Inc.	3,782	117,582
Seacoast Banking Corp. of Florida	6,360	233,094
ServisFirst Bancshares, Inc.(c)	6,995	611,223
Simmons First National Corp., Class A(c)	15,569	444,028
Tompkins Financial Corp.	1,276	100,932
Triumph Bancorp, Inc.(b)	2,234	224,115
TrustCo Bank Corp.	3,143	107,396
Trustmark Corp.	9,826	309,421
United Community Banks, Inc.	11,631	449,654
Universal Insurance Holdings, Inc.	2,517	29,097
Virtus Investment Partners, Inc.	677	162,900
Westamerica Bancorporation	2,612	154,944
WSFS Financial Corp.	8,083	410,859

		11,920,819

Health Care-4.91%
Allscripts Healthcare Solutions, Inc.(b)	25,775	501,581
CorVel Corp.(b)	866	137,746
Cross Country Healthcare, Inc.(b)	4,994	111,516
MEDNAX, Inc.(b)	12,521	293,868
REGENXBIO, Inc.(b)(c)	4,148	108,719
Tivity Health, Inc.(b)	8,213	224,051

		1,377,481

Industrials-19.49%
AAON, Inc.	3,945	231,019
Astec Industries, Inc.	2,692	134,062
Boise Cascade Co.	6,080	486,035
Encore Wire Corp.	3,103	361,251
Exponent, Inc.	7,291	690,895
Franklin Electric Co., Inc.	3,953	334,266
Healthcare Services Group, Inc	11,849	187,451

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Invesco S&P SmallCap Quality ETF (XSHQ)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Industrials-(continued)
Heidrick & Struggles International, Inc.	3,976	$169,974
Insteel Industries, Inc.	2,538	94,185
Kelly Services, Inc., Class A	4,805	101,962
Marten Transport Ltd.	5,346	92,218
Matson, Inc.	6,822	755,673
Mueller Industries, Inc.	8,065	460,108
MYR Group, Inc.(b)	2,418	217,015
NOW, Inc.(b)	20,305	189,649
Park Aerospace Corp.	2,593	35,965
SPX Corp.(b)	6,391	324,024
SPX FLOW, Inc.	5,301	455,303
TrueBlue, Inc.(b)	5,448	148,186

		5,469,241

Information Technology-4.36%
3D Systems Corp.(b)(c)	21,447	382,186
Badger Meter, Inc.	3,431	341,076
EVERTEC, Inc.	5,743	231,787
NETGEAR, Inc.(b)	3,943	104,923
TTM Technologies, Inc.(b)	13,052	164,064

		1,224,036

Materials-1.40%
Ferro Corp.(b)	10,969	238,356
FutureFuel Corp.	2,002	14,735
TimkenSteel Corp.(b)	5,761	103,871
Tredegar Corp.	3,110	35,796

		392,758

Total Common Stocks & Other Equity Interests (Cost $28,915,739)		28,034,273

	Shares	Value
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $12,792)	12,792	$12,792

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $28,928,531)		28,047,065

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-13.73%
Invesco Private Government Fund, 0.12%(e)(f)(g)	1,155,915	1,155,915
Invesco Private Prime Fund, 0.08%(e)(f)(g)	2,696,865	2,697,135

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,853,126)		3,853,050

TOTAL INVESTMENTS IN SECURITIES-113.68% (Cost $32,781,657)		31,900,115
OTHER ASSETS LESS LIABILITIES-(13.68)%		(3,838,328)

NET ASSETS-100.00%		$28,061,787

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)	Restricted security. The value of this security at February 28, 2022 represented less than 1% of the Fund’s Net Assets.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$37,806	$843,012	$(868,026)	$-	$-	$12,792	$3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

77

Invesco S&P SmallCap Quality ETF (XSHQ)–(continued)

February 28, 2022

(Unaudited)

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$268,595	$5,105,342	$(4,218,022)	$-	$-	$1,155,915	$121*

Invesco Private Prime Fund	626,722	10,470,310	(8,399,132)	(76)	(689)	2,697,135	981	*

Total	$933,123	$16,418,664	$(13,485,180)	$(76)	$(689)	$3,865,842	$1,105

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2022

Financials	42.48

Consumer Discretionary	21.58

Industrials	19.49

Health Care	4.91

Consumer Staples	4.56

Information Technology	4.36

Sector Types Each Less Than 3%	2.52

Money Market Funds Plus Other Assets Less Liabilities	0.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

(This Page Intentionally Left Blank)

79

Statements of Assets and Liabilities

February 28, 2022

(Unaudited)

	Invesco ESG S&P 500 Equal Weight ETF (RSPE)	Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)	Invesco Russell 1000 Equal Weight ETF (EQAL)	Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)	Invesco S&P 500 Enhanced Value ETF (SPVU)
Assets:
Unaffiliated investments in securities, at value(a)	$4,699,068	$3,658,936	$673,334,835	$10,063,135	$187,878,559
Affiliated investments in securities, at value	84,174	139,829	85,374,183	441,941	695,120
Cash	-	-	-	-	-
Receivable for:
Dividends	6,807	5,207	940,005	13,914	389,856
Securities lending	-	38	11,622	118	67
Investments sold	-	-	-	-	-
Fund shares sold	-	-	-	-	-

Total assets	4,790,049	3,804,010	759,660,645	10,519,108	188,963,602

Liabilities:
Due to custodian	-	9	274	-	58,144
Payable for:
Investments purchased	-	-	-	12,075	-
Investments purchased - affiliated broker	-	-	-	-	-
Collateral upon return of securities loaned	59,281	133,340	84,719,172	415,274	406,813
Fund shares repurchased	-	-	-	-	-
Accrued unitary management fees	736	774	102,034	2,714	18,539

Total liabilities	60,017	134,123	84,821,480	430,063	483,496

Net Assets	$4,730,032	$3,669,887	$674,839,165	$10,089,045	$188,480,106

Net assets consist of:
Shares of beneficial interest	$5,000,025	$8,853,753	$650,777,314	$39,228,820	$189,480,249
Distributable earnings (loss)	(269,993)	(5,183,866)	24,061,851	(29,139,775)	(1,000,143)

Net Assets	$4,730,032	$3,669,887	$674,839,165	$10,089,045	$188,480,106

Shares outstanding (unlimited amount authorized, $0.01 par value)	200,001	100,001	14,975,001	250,001	4,230,001
Net asset value	$23.65	$36.70	$45.06	$40.36	$44.56

Market price	$23.65	$36.71	$45.05	$40.36	$44.50

Unaffiliated investments in securities, at cost	$4,964,662	$3,291,867	$614,763,393	$10,408,206	$181,857,208

Affiliated investments in securities, at cost	$89,156	$139,415	$85,359,181	$443,182	$729,305

(a) Includes securities on loan with an aggregate value of:	$56,966	$131,092	$83,938,170	$406,339	$401,502

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Invesco S&P 500® ex-Rate	Invesco S&P	Invesco S&P 500® High	Invesco S&P	Invesco S&P 500	Invesco S&P	Invesco S&P	Invesco S&P
Sensitive Low	500® High	Dividend Low	500® Low	Minimum	500	500 QVM	MidCap 400
Volatility	Beta	Volatility	Volatility	Variance	Momentum	Multi-factor	QVM Multi-factor
ETF (XRLV)	ETF (SPHB)	ETF (SPHD)	ETF (SPLV)	ETF (SPMV)	ETF (SPMO)	ETF (QVML)	ETF (QVMM)

$54,177,431	$1,033,116,236	$3,159,701,634	$9,017,796,168	$24,152,303	$85,095,398	$782,498,133	$200,575,004
525,037	78,493,378	67,348,455	67,063,534	188,533	160,694	12,967,287	14,033,987
-	-	-	-	63	-	576	-

100,809	949,810	12,585,673	18,126,862	23,688	61,251	1,092,190	149,607
21	5,909	4,682	4,633	14	7	855	1,556
-	6,870,222	10,418,356	71,894,081	-	-	-	-
-	-	4,524,134	80,087,567	-	-	-	-

54,803,298	1,119,435,555	3,254,582,934	9,254,972,845	24,364,601	85,317,350	796,559,041	214,760,154

61,484	2,233	11,044,674	4,537,492	-	-	-	32,523
-	-	4,526,870	88,536,134	-	-	-	-
-	-	-	2,028,842	-	-	-	-
525,037	67,825,500	67,350,237	67,065,443	187,233	-	12,712,346	14,034,586
-	6,877,419	10,411,617	72,149,563	-	-	-	-
10,580	213,372	737,005	1,766,217	1,872	8,699	67,011	22,909

597,101	74,918,524	94,070,403	236,083,691	189,105	8,699	12,779,357	14,090,018

$54,206,197	$1,044,517,031	$3,160,512,531	$9,018,889,154	$24,175,496	$85,308,651	$783,779,684	$200,670,136

$72,869,006	$1,088,969,526	$3,596,331,218	$10,452,163,611	$21,694,101	$84,526,854	$760,898,791	$203,282,120
(18,662,809)	(44,452,495)	(435,818,687)	(1,433,274,457)	2,481,395	781,797	22,880,893	(2,611,984)

$54,206,197	$1,044,517,031	$3,160,512,531	$9,018,889,154	$24,175,496	$85,308,651	$783,779,684	$200,670,136

1,120,001	13,820,000	70,230,000	141,510,000	630,001	1,440,001	30,350,001	8,130,001
$48.40	$75.58	$45.00	$63.73	$38.37	$59.24	$25.82	$24.68

$48.36	$75.53	$44.99	$63.72	$38.32	$59.20	$25.80	$24.70

$49,655,534	$1,088,108,348	$3,067,323,253	$8,912,475,725	$22,235,067	$90,404,074	$761,688,275	$202,914,746

$525,037	$80,125,780	$67,350,237	$67,065,443	$188,553	$192,009	$13,009,867	$14,034,586

$513,430	$64,320,515	$65,578,590	$64,736,741	$180,892	$-	$12,314,305	$13,787,957

81

Statements of Assets and Liabilities–(continued)

February 28, 2022

(Unaudited)

	Invesco S&P MidCap Low Volatility ETF (XMLV)	Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)	Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)	Invesco S&P SmallCap Low Volatility ETF (XSLV)	Invesco S&P SmallCap Quality ETF (XSHQ)
Assets:
Unaffiliated investments in securities, at value(a)	$1,213,629,021	$50,171,060	$17,804,484	$1,040,147,396	$28,034,273
Affiliated investments in securities, at value	57,377,425	5,895,284	1,214,740	120,339,368	3,865,842
Cash	-	-	-	7,627	-
Receivable for:
Dividends	1,297,738	26,484	22,392	897,430	20,667
Securities lending	4,654	545	61	9,329	263
Investments sold	8,090,718	-	-	-	-

Total assets	1,280,399,556	56,093,373	19,041,677	1,161,401,150	31,921,045

Liabilities:
Due to custodian	398,625	-	8,588	-	-
Payable for:
Collateral upon return of securities loaned	57,380,763	5,858,951	1,214,740	119,650,151	3,853,126
Fund shares repurchased	8,095,259	-	-	-	-
Accrued unitary management fees	239,305	5,708	4,121	205,780	6,132

Total liabilities	66,113,952	5,864,659	1,227,449	119,855,931	3,859,258

Net Assets	$1,214,285,604	$50,228,714	$17,814,228	$1,041,545,219	$28,061,787

Net assets consist of:
Shares of beneficial interest	$1,712,324,819	$51,598,333	$24,967,520	$1,569,926,499	$27,566,161
Distributable earnings (loss)	(498,039,215)	(1,369,619)	(7,153,292)	(528,381,280)	495,626

Net Assets	$1,214,285,604	$50,228,714	$17,814,228	$1,041,545,219	$28,061,787

Shares outstanding (unlimited amount authorized, $0.01 par value)	22,500,000	2,060,001	830,001	21,560,000	760,001
Net asset value	$53.97	$24.38	$21.46	$48.31	$36.92

Market price	$53.97	$24.43	$21.49	$48.35	$36.96

Unaffiliated investments in securities, at cost	$1,145,981,060	$51,241,344	$18,359,741	$1,033,060,883	$28,915,739

Affiliated investments in securities, at cost	$57,380,763	$5,919,299	$1,214,740	$120,344,185	$3,865,918

(a) Includes securities on loan with an aggregate value of:	$56,074,526	$5,733,869	$1,189,384	$116,608,583	$3,776,969

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

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83

Statements of Operations

For the six months ended February 28, 2022

(Unaudited)

	Invesco ESG S&P 500 Equal Weight ETF (RSPE)(a)	Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)	Invesco Russell 1000 Equal Weight ETF (EQAL)	Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)	Invesco S&P 500 Enhanced Value ETF (SPVU)
Investment income:
Unaffiliated dividend income	$27,003	$27,072	$6,098,806	$87,324	$1,648,029
Affiliated dividend income	195	68	6,209	152	3,741
Securities lending income	-	69	70,005	508	270
Foreign withholding tax	(56)	(8)	(14,185)	-	-

Total investment income	27,142	27,201	6,160,835	87,984	1,652,040

Expenses:
Unitary management fees	2,785	4,198	668,695	17,771	94,303

Net expenses	2,785	4,198	668,695	17,771	94,303

Net investment income	24,357	23,003	5,492,140	70,213	1,557,737

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(9,358)	49,548	(1,714,382)	57,472	(663,222)
Affiliated investment securities	-	(13)	(12,205)	(62)	(1,283)
Unaffiliated in-kind redemptions	-	-	44,098,772	-	2,633,558
Affiliated in-kind redemptions	-	-	19,908	-	387

Net realized gain (loss)	(9,358)	49,535	42,392,093	57,410	1,969,440

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(265,594)	(116,209)	(62,315,674)	(240,187)	3,236,079
Affiliated investment securities	(4,982)	(732)	(98,436)	(1,241)	(43,455)

Change in net unrealized appreciation (depreciation)	(270,576)	(116,941)	(62,414,110)	(241,428)	3,192,624

Net realized and unrealized gain (loss)	(279,934)	(67,406)	(20,022,017)	(184,018)	5,162,064

Net increase (decrease) in net assets resulting from operations	$(255,577)	$(44,403)	$(14,529,877)	$(113,805)	$6,719,801

(a) For the period November 15, 2021 (commencement of investment operations) through February 28, 2022.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

Invesco S&P 500® ex-Rate	Invesco S&P	Invesco S&P 500® High	Invesco S&P	Invesco S&P 500	Invesco S&P	Invesco S&P	Invesco S&P
Sensitive Low	500® High	Dividend Low	500® Low	Minimum	500	500 QVM	MidCap 400
Volatility	Beta	Volatility	Volatility	Variance	Momentum	Multi-factor	QVM Multi-factor
ETF (XRLV)	ETF (SPHB)	ETF (SPHD)	ETF (SPLV)	ETF (SPMV)	ETF (SPMO)	ETF (QVML)	ETF (QVMM)

$542,697	$6,784,941	$61,766,945	$98,133,629	$214,527	$414,709	$5,759,316	$1,584,187
2	182,020	134	507	2	2,322	2,905	15
111	39,038	27,826	27,939	79	34	2,683	4,643
-	(13,626)	-	-	-	-	(1,073)	-

542,810	6,992,373	61,794,905	98,162,075	214,608	417,065	5,763,831	1,588,845

65,185	1,731,885	4,529,763	10,578,071	12,878	62,506	439,292	153,474

65,185	1,731,885	4,529,763	10,578,071	12,878	62,506	439,292	153,474

477,625	5,260,488	57,265,142	87,584,004	201,730	354,559	5,324,539	1,435,371

145,914	(45,743,672)	(11,628,333)	(176,810,746)	(95,901)	2,725,126	(1,749,115)	(2,357,537)
(37)	(495,650)	(11,810)	(11,171)	(40)	-	(6,579)	(1,265)
1,178,351	174,417,422	170,666,551	415,332,673	734,292	8,701,389	2,104,238	1,729,947
-	56,724	-	-	-	(2,153)	-	-

1,324,228	128,234,824	159,026,408	238,510,756	638,351	11,424,362	348,544	(628,855)

(2,653,905)	(130,725,826)	(97,241,080)	(370,855,423)	(1,188,931)	(18,329,668)	(19,208,329)	(6,475,983)
-	(2,334,775)	(1,783)	(1,910)	(20)	(31,315)	(30,792)	(599)

(2,653,905)	(133,060,601)	(97,242,863)	(370,857,333)	(1,188,951)	(18,360,983)	(19,239,121)	(6,476,582)

(1,329,677)	(4,825,777)	61,783,545	(132,346,577)	(550,600)	(6,936,621)	(18,890,577)	(7,105,437)

$(852,052)	$434,711	$119,048,687	$(44,762,573)	$(348,870)	$(6,582,062)	$(13,566,038)	$(5,670,066)

85

Statements of Operations–(continued)

For the six months ended February 28, 2022

(Unaudited)

	Invesco S&P MidCap Low Volatility ETF (XMLV)	Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)	Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)	Invesco S&P SmallCap Low Volatility ETF (XSLV)	Invesco S&P SmallCap Quality ETF (XSHQ)
Investment income:
Unaffiliated dividend income	$13,956,444	$364,901	$507,663	$12,857,590	$392,126
Affiliated dividend income	62	2,782	1	80	3
Securities lending income	27,792	3,434	4,015	60,126	6,188
Foreign withholding tax	-	(411)	-	-	-

Total investment income	13,984,298	370,706	511,679	12,917,796	398,317

Expenses:
Unitary management fees	1,678,055	38,187	29,444	1,445,354	53,765

Net expenses	1,678,055	38,187	29,444	1,445,354	53,765

Net investment income	12,306,243	332,519	482,235	11,472,442	344,552

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	326,394	(708,026)	(262,432)	(9,623,994)	(772,403)
Affiliated investment securities	(11,038)	(518)	(131)	(25,317)	(689)
Unaffiliated in-kind redemptions	62,657,567	493,103	1,020,796	90,217,082	4,610,232
Affiliated in-kind redemptions	-	7	-	-	-

Net realized gain (loss)	62,972,923	(215,434)	758,233	80,567,771	3,837,140

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(96,691,709)	(1,182,671)	(2,089,968)	(94,736,045)	(4,157,568)
Affiliated investment securities	(3,339)	(15,045)	-	(4,818)	(76)

Change in net unrealized appreciation (depreciation)	(96,695,048)	(1,197,716)	(2,089,968)	(94,740,863)	(4,157,644)

Net realized and unrealized gain (loss)	(33,722,125)	(1,413,150)	(1,331,735)	(14,173,092)	(320,504)

Net increase (decrease) in net assets resulting from operations	$(21,415,882)	$(1,080,631)	$(849,500)	$(2,700,650)	$24,048

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

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87

Statements of Changes in Net Assets

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	Invesco ESG S&P 500 Equal Weight ETF (RSPE)	Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)
	Period Ended February 28, 2022(a)	Six Months Ended February 28, 2022	Year Ended August 31, 2021
Operations:
Net investment income	$24,357	$23,003	$33,948
Net realized gain (loss)	(9,358)	49,535	379,534
Change in net unrealized appreciation (depreciation)	(270,576)	(116,941)	419,969

Net increase (decrease) in net assets resulting from operations	(255,577)	(44,403)	833,451

Distributions to Shareholders from:
Distributable earnings	(14,416)	(14,438)	(62,177)

Shareholder Transactions:
Proceeds from shares sold	5,000,025	923,048	891,854
Value of shares repurchased	-	-	(1,595,374)

Net increase (decrease) in net assets resulting from share transactions	5,000,025	923,048	(703,520)

Net increase (decrease) in net assets	4,730,032	864,207	67,754

Net assets:
Beginning of period	-	2,805,680	2,737,926

End of period	$4,730,032	$3,669,887	$2,805,680

Changes in Shares Outstanding:
Shares sold	200,001	25,000	25,000
Shares repurchased	-	-	(50,000)
Shares outstanding, beginning of period	-	75,001	100,001

Shares outstanding, end of period	200,001	100,001	75,001

(a) For the period November 15, 2021 (commencement of investment operations) through February 28, 2022.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

Invesco Russell 1000 Equal Weight ETF (EQAL)		Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)		Invesco S&P 500 Enhanced Value ETF (SPVU)		Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)
Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021

$5,492,140	$8,728,295	$70,213	$111,294	$1,557,737	$2,970,469	$477,625	$701,540
42,392,093	78,689,946	57,410	3,260,872	1,969,440	22,802,858	1,324,228	11,465,116
(62,414,110)	102,940,640	(241,428)	(934,476)	3,192,624	16,336,911	(2,653,905)	(322,266)

(14,529,877)	190,358,881	(113,805)	2,437,690	6,719,801	42,110,238	(852,052)	11,844,390

(3,873,225)	(9,830,643)	(35,675)	(183,366)	(1,797,645)	(2,498,604)	(417,960)	(693,963)

135,579,461	268,809,895	-	26,107,168	75,829,087	210,946,971	11,116,669	34,246,456
(115,978,202)	(251,036,335)	-	(28,018,770)	(37,514,361)	(174,356,931)	(7,896,750)	(62,142,975)

19,601,259	17,773,560	-	(1,911,602)	38,314,726	36,590,040	3,219,919	(27,896,519)

1,198,157	198,301,798	(149,480)	342,722	43,236,882	76,201,674	1,949,907	(16,746,092)

673,641,008	475,339,210	10,238,525	9,895,803	145,243,224	69,041,550	52,256,290	69,002,382

$674,839,165	$673,641,008	$10,089,045	$10,238,525	$188,480,106	$145,243,224	$54,206,197	$52,256,290

2,950,000	6,200,000	-	650,000	1,690,000	5,260,000	220,000	760,000
(2,525,000)	(5,850,000)	-	(700,000)	(880,000)	(4,240,000)	(160,000)	(1,450,000)
14,550,001	14,200,001	250,001	300,001	3,420,001	2,400,001	1,060,001	1,750,001

14,975,001	14,550,001	250,001	250,001	4,230,001	3,420,001	1,120,001	1,060,001

89

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	Invesco S&P 500® High Beta ETF (SPHB)		Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)
	Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021
Operations:
Net investment income	$5,260,488	$14,949,744	$57,265,142	$108,100,501
Net realized gain (loss)	128,234,824	327,517,863	159,026,408	215,453,002
Change in net unrealized appreciation (depreciation)	(133,060,601)	83,850,423	(97,242,863)	456,663,845

Net increase (decrease) in net assets resulting from operations	434,711	426,318,030	119,048,687	780,217,348

Distributions to Shareholders from:
Distributable earnings	(6,357,072)	(12,725,571)	(55,818,259)	(112,794,689)

Shareholder Transactions:
Proceeds from shares sold	1,052,409,244	3,346,191,795	1,011,671,886	1,371,320,962
Value of shares repurchased	(1,681,311,205)	(2,211,617,973)	(948,866,045)	(1,451,006,246)

Net increase (decrease) in net assets resulting from share transactions	(628,901,961)	1,134,573,822	62,805,841	(79,685,284)

Net increase (decrease) in net assets	(634,824,322)	1,548,166,281	126,036,269	587,737,375

Net assets:
Beginning of period	1,679,341,353	131,175,072	3,034,476,262	2,446,738,887

End of period	$1,044,517,031	$1,679,341,353	$3,160,512,531	$3,034,476,262

Changes in Shares Outstanding:
Shares sold	13,510,000	53,150,000	22,600,000	33,000,000
Shares repurchased	(22,160,000)	(33,680,000)	(20,960,000)	(36,160,000)
Shares outstanding, beginning of period	22,470,000	3,000,000	68,590,000	71,750,000

Shares outstanding, end of period	13,820,000	22,470,000	70,230,000	68,590,000

(b) For the period June 28, 2021 (commencement of investment operations) through August 31, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

90

Invesco S&P 500® Low Volatility ETF (SPLV)		Invesco S&P 500 Minimum Variance ETF (SPMV)		Invesco S&P 500 Momentum ETF (SPMO)		Invesco S&P 500 QVM Multi-factor ETF (QVML)
Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Period Ended August 31, 2021(b)

$87,584,004	$129,630,140	$201,730	$237,738	$354,559	$534,801	$5,324,539	$1,729,257
238,510,756	1,621,826,884	638,351	1,001,342	11,424,362	17,883,277	348,544	(45,123)
(370,857,333)	(365,561,446)	(1,188,951)	2,752,250	(18,360,983)	(2,464,717)	(19,239,121)	40,006,399

(44,762,573)	1,385,895,578	(348,870)	3,991,330	(6,582,062)	15,953,361	(13,566,038)	41,690,533

(78,892,532)	(134,891,402)	(191,892)	(186,067)	(306,438)	(623,950)	(5,243,602)	-

4,929,272,791	9,009,311,788	4,682,067	23,062,609	93,754,279	125,975,874	32,277,414	751,164,307
(4,004,205,780)	(11,276,805,649)	(4,242,751)	(7,438,064)	(89,722,791)	(127,011,676)	(22,542,930)	-

925,067,011	(2,267,493,861)	439,316	15,624,545	4,031,488	(1,035,802)	9,734,484	751,164,307

801,411,906	(1,016,489,685)	(101,446)	19,429,808	(2,857,012)	14,293,609	(9,075,156)	792,854,840

8,217,477,248	9,233,966,933	24,276,942	4,847,134	88,165,663	73,872,054	792,854,840	-

$9,018,889,154	$8,217,477,248	$24,175,496	$24,276,942	$85,308,651	$88,165,663	$783,779,684	$792,854,840

75,800,000	152,410,000	120,000	680,000	1,480,000	2,430,000	1,200,000	30,000,001
(62,540,000)	(193,010,000)	(110,000)	(210,000)	(1,430,000)	(2,490,000)	(850,000)	-
128,250,000	168,850,000	620,001	150,001	1,390,001	1,450,001	30,000,001	-

141,510,000	128,250,000	630,001	620,001	1,440,001	1,390,001	30,350,001	30,000,001

91

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)		Invesco S&P MidCap Low Volatility ETF (XMLV)
	Six Months Ended February 28, 2022	Period Ended August 31, 2021(b)	Six Months Ended February 28, 2022	Year Ended August 31, 2021
Operations:
Net investment income	$1,435,371	$328,704	$12,306,243	$21,177,246
Net realized gain (loss)	(628,855)	31,858	62,972,923	324,176,601
Change in net unrealized appreciation (depreciation)	(6,476,582)	4,136,241	(96,695,048)	70,060,832

Net increase (decrease) in net assets resulting from operations	(5,670,066)	4,496,803	(21,415,882)	415,414,679

Distributions to Shareholders from:
Distributable earnings	(1,271,790)	-	(9,135,399)	(20,787,187)

Shareholder Transactions:
Proceeds from shares sold	13,408,018	204,346,633	163,180,765	727,702,057
Value of shares repurchased	(12,345,457)	(2,294,005)	(371,885,954)	(1,711,489,682)

Net increase (decrease) in net assets resulting from share transactions	1,062,561	202,052,628	(208,705,189)	(983,787,625)

Net increase (decrease) in net assets	(5,879,295)	206,549,431	(239,256,470)	(589,160,133)

Net assets:
Beginning of period	206,549,431	-	1,453,542,074	2,042,702,207

End of period	$200,670,136	$206,549,431	$1,214,285,604	$1,453,542,074

Changes in Shares Outstanding:
Shares sold	530,000	8,180,001	2,880,000	14,120,000
Shares repurchased	(490,000)	(90,000)	(6,670,000)	(34,630,000)
Shares outstanding, beginning of period	8,090,001	-	26,290,000	46,800,000

Shares outstanding, end of period	8,130,001	8,090,001	22,500,000	26,290,000

(b) For the period June 28, 2021 (commencement of investment operations) through August 31, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

92

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)		Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)		Invesco S&P SmallCap Low Volatility ETF (XSLV)		Invesco S&P SmallCap Quality ETF (XSHQ)
Six Months Ended February 28, 2022	Period Ended August 31, 2021(b)	Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021

$332,519	$125,928	$482,235	$923,364	$11,472,442	$21,417,913	$344,552	$311,105
(215,434)	(152,686)	758,233	5,097,525	80,567,771	390,048,168	3,837,140	3,740,061
(1,197,716)	103,417	(2,089,968)	2,148,436	(94,740,863)	79,784,995	(4,157,644)	3,185,084

(1,080,631)	76,659	(849,500)	8,169,325	(2,700,650)	491,251,076	24,048	7,236,250

(340,415)	-	(436,286)	(856,557)	(6,255,237)	(24,160,014)	(339,286)	(225,371)

3,528,402	52,260,561	4,090,084	13,912,970	325,018,341	609,822,649	24,082,172	53,924,296
(2,984,818)	(1,231,044)	(6,679,817)	(20,362,966)	(429,703,278)	(1,535,832,801)	(35,735,443)	(24,947,928)

543,584	51,029,517	(2,589,733)	(6,449,996)	(104,684,937)	(926,010,152)	(11,653,271)	28,976,368

(877,462)	51,106,176	(3,875,519)	862,772	(113,640,824)	(458,919,090)	(11,968,509)	35,987,247

51,106,176	-	21,689,747	20,826,975	1,155,186,043	1,614,105,133	40,030,296	4,043,049

$50,228,714	$51,106,176	$17,814,228	$21,689,747	$1,041,545,219	$1,155,186,043	$28,061,787	$40,030,296

140,000	2,090,001	190,000	640,000	6,540,000	14,000,000	620,000	1,630,000
(120,000)	(50,000)	(300,000)	(950,000)	(8,680,000)	(36,100,000)	(930,000)	(710,000)
2,040,001	-	940,001	1,250,001	23,700,000	45,800,000	1,070,001	150,001

2,060,001	2,040,001	830,001	940,001	21,560,000	23,700,000	760,001	1,070,001

93

Financial Highlights

Invesco ESG S&P 500 Equal Weight ETF (RSPE)

	For the Period November 15, 2021 (a) Through February 28, 2022 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$25.00

Net investment income(b)	0.12
Net realized and unrealized gain (loss) on investments	(1.40)

Total from investment operations	(1.28)

Distributions to shareholders from:
Net investment income	(0.07)

Net asset value at end of period	$23.65

Market price at end of period(c)	$23.65

Net Asset Value Total Return(d)	(5.12	)%(e)
Market Price Total Return(d)	(5.12	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,730
Ratio to average net assets of:
Expenses	0.20	%(f)
Net investment income	1.75	%(f)
Portfolio turnover rate(g)	5%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (November 17, 2021, the first day of trading on the exchange) to February 28, 2022 was (4.77)%. The market price total return from Fund Inception to February 28, 2022 was (4.77)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

94

Financial Highlights–(continued)

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)

	Six Months Ended February 28, 2022 (Unaudited)		Years Ended August 31,				Ten Months Ended August 31, 2018		For the Period July 11, 2017(a) Through October 31, 2017
			2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$37.41		$27.38	$27.73	$28.81		$26.39		$24.98

Net investment income(b)	0.29		0.46	0.53	0.45		0.39		0.11
Net realized and unrealized gain (loss) on investments	(0.81)		10.36	(0.15)	(0.91)		2.34		1.35

Total from investment operations	(0.52)		10.82	0.38	(0.46)		2.73		1.46

Distributions to shareholders from:
Net investment income	(0.19)		(0.79)	(0.73)	(0.62)		(0.31)		(0.05)

Net asset value at end of period	$36.70		$37.41	$27.38	$27.73		$28.81		$26.39

Market price at end of period(c)	$36.71		$37.41	$27.40	$27.71		$28.83		$26.43

Net Asset Value Total Return(d)	(1.37)%		40.16%	1.72%	(1.34)%		10.38%		5.84	%(e)
Market Price Total Return(d)	(1.35)%		40.06%	1.88%	(1.49)%		10.29%		6.00	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,670		$2,806	$2,738	$18,023		$145,500		$67,301
Ratio to average net assets of:
Expenses	0.29	%(f)	0.29%	0.29%	0.30	%(g)	0.29	%(f)	0.29	%(f)
Net investment income	1.59	%(f)	1.43%	1.85%	1.63	%(g)	1.69	%(f)	1.35	%(f)
Portfolio turnover rate(h)	18%		54%	28%	23%		34%		2%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (July 13, 2017, the first day of trading on the Exchange) to October 31, 2017 was 4.96%. The market price total return from Fund Inception to October 31, 2017 was 5.08%.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

95

Financial Highlights–(continued)

Invesco Russell 1000 Equal Weight ETF (EQAL)

	Six Months Ended February 28, 2022 (Unaudited)		Years Ended August 31,			Ten Months Ended August 31, 2018		Years Ended October 31,
			2021	2020	2019			2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$46.30		$33.47	$31.51	$33.30	$29.90		$25.38	$24.44

Net investment income(a)	0.38		0.61	0.61	0.53	0.41		0.42	0.41
Net realized and unrealized gain (loss) on investments	(1.36)		12.90	2.01	(1.84)	3.31		4.50	0.95

Total from investment operations	(0.98)		13.51	2.62	(1.31)	3.72		4.92	1.36

Distributions to shareholders from:
Net investment income	(0.26)		(0.68)	(0.66)	(0.48)	(0.32)		(0.40)	(0.42)

Net asset value at end of period	$45.06		$46.30	$33.47	$31.51	$33.30		$29.90	$25.38

Market price at end of period(b)	$45.05		$46.28	$33.52	$31.51	$33.31		$29.91	$25.41

Net Asset Value Total Return(c)	(2.10)%		40.74%	8.71%	(3.88)%	12.50%		19.48%	5.67%
Market Price Total Return(c)	(2.08)%		40.46%	8.87%	(3.91)%	12.49%		19.38%	5.62%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$674,839		$673,641	$475,339	$560,932	$474,554		$315,495	$115,484
Ratio to average net assets of:
Expenses	0.20	%(d)	0.20%	0.20%	0.20%	0.20	%(d)	0.20%	0.20%
Net investment income	1.64	%(d)	1.49%	1.95%	1.67%	1.57	%(d)	1.48%	1.70%
Portfolio turnover rate(e)	10%		40%	29%	27%	19%		29%	31%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

96

Financial Highlights–(continued)

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)

	Six Months Ended February 28, 2022 (Unaudited)		Years Ended August 31,				Ten Months Ended August 31, 2018		Year Ended October 31, 2017	For the Period November 2, 2015(a) Through October 31, 2016
			2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$40.95		$32.99	$33.19	$33.29		$29.81		$25.93	$25.31

Net investment income(b)	0.28		0.41	0.59	0.58		0.42		0.45	0.42
Net realized and unrealized gain (loss) on investments	(0.73)		8.22	0.01	(0.07)		3.44		3.83	0.53

Total from investment operations	(0.45)		8.63	0.60	0.51		3.86		4.28	0.95

Distributions to shareholders from:
Net investment income	(0.14)		(0.67)	(0.80)	(0.61)		(0.38)		(0.40)	(0.33)

Net asset value at end of period	$40.36		$40.95	$32.99	$33.19		$33.29		$29.81	$25.93

Market price at end of period(c)	$40.36		$40.96	$33.06	$33.19		$33.29		$29.81	$25.95

Net Asset Value Total Return(d)	(1.09)%		26.61%	2.08%	1.69%		13.04%		16.60%	3.78	%(e)
Market Price Total Return(d)	(1.12)%		26.38%	2.30%	1.69%		13.04%		16.51%	3.86	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted) .	$10,089		$10,239	$9,896	$111,185		$164,778		$153,515	$138,704
Ratio to average net assets of: Expenses	0.35	%(f)	0.35%	0.35%	0.36	%(g)	0.35	%(f)	0.35%	0.35	%(f)
Net investment income	1.38	%(f)	1.12%	1.76%	1.82	%(g)	1.63	%(f)	1.60%	1.66	%(f)
Portfolio turnover rate(h) .	43%		42%	33%	53%		91%		40%	118%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (November 5, 2015, the first day of trading on the Exchange) to October 31, 2016 was 4.19%. The market price total return from Fund Inception to October 31, 2016 was 4.15%.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

97

Financial Highlights–(continued)

Invesco S&P 500 Enhanced Value ETF (SPVU)

	Six Months Ended February 28, 2022 (Unaudited)		Years Ended August 31,				Ten Months Ended August 31, 2018		Years Ended October 31,
			2021	2020	2019				2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$42.47		$28.77	$33.42	$35.99		$33.08		$26.44	$25.78

Net investment income(a)	0.47		0.96	0.99	0.93		0.68		0.57	0.63
Net realized and unrealized gain (loss) on investments	2.20		13.63	(4.69)	(2.67)		3.12		6.44	0.38

Total from investment operations	2.67		14.59	(3.70)	(1.74)		3.80		7.01	1.01

Distributions to shareholders from:
Net investment income	(0.58)		(0.89)	(0.95)	(0.83)		(0.89)		(0.37)	(0.35)

Net asset value at end of period	$44.56		$42.47	$28.77	$33.42		$35.99		$33.08	$26.44

Market price at end of period(b)	$44.50		$42.44	$28.82	$33.45		$36.01		$33.10	$26.45

Net Asset Value Total Return(c)	6.38%		51.49%	(11.04)%	(4.79)%		11.61%		26.58%	4.03%
Market Price Total Return(c)	6.31%		51.13%	(10.97)%	(4.76)%		11.60%		26.61%	3.86%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$188,480		$145,243	$69,042	$60,160		$26,996		$51,275	$1,322
Ratio to average net assets of:
Expenses	0.13	%(d)	0.13%	0.13%	0.15	%(e)	0.16	%(d)	0.25%	0.25%
Net investment income	2.15	%(d)	2.53%	3.14%	2.72	%(e)	2.35	%(d)	1.81%	2.53%
Portfolio turnover rate(f)	12%		36%	39%	54%		34%		36%	42%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

98

Financial Highlights–(continued)

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)

	Six Months Ended February 28, 2022 (Unaudited)		Years Ended August 31,				`Ten Months Ended August 31, 2018		Years Ended October 31,
			2021	2020	2019				2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$49.30		$39.43	$38.76	$36.10		$32.38		$26.74	$25.36

Net investment income(a)	0.45		0.57	0.72	0.63		0.43		0.51	0.44
Net realized and unrealized gain (loss) on investments	(0.96)		9.88	0.71	2.68		3.73		5.62	1.39

Total from investment operations	(0.51)		10.45	1.43	3.31		4.16		6.13	1.83

Distributions to shareholders from:
Net investment income	(0.39)		(0.58)	(0.76)	(0.65)		(0.44)		(0.49)	(0.45)

Net asset value at end of period	$48.40		$49.30	$39.43	$38.76		$36.10		$32.38	$26.74

Market price at end of period(b)	$48.36		$49.27	$39.49	$38.77		$36.11		$32.38	$26.75

Net Asset Value Total Return(c)	(1.05)%		26.73%	3.86%	9.35%		12.92%		23.11%	7.29%
Market Price Total Return(c)	(1.07)%		26.46%	3.99%	9.35%		12.96%		23.06%	7.08%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$54,206		$52,256	$69,002	$166,657		$146,189		$131,153	$164,423
Ratio to average net assets of:
Expenses	0.25	%(d)	0.25%	0.25%	0.26	%(e)	0.25	%(d)	0.25%	0.25%
Net investment income	1.83	%(d)	1.33%	1.87%	1.74	%(e)	1.52	%(d)	1.75%	1.65%
Portfolio turnover rate(f)	31%		64%	84%	62%		68%		61%	52%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

99

Financial Highlights–(continued)

Invesco S&P 500® High Beta ETF (SPHB)

	Six Months Ended February 28, 2022 (Unaudited)		Years Ended August 31,				Ten Months Ended August 31, 2018		Years Ended October 31,
			2021	2020		2019			2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$74.74		$43.73	$40.44		$45.25	$40.12		$32.29	$31.38

Net investment income(a)	0.29		0.89	0.99	(b)	0.44	0.51		0.44	0.39
Net realized and unrealized gain (loss) on investments	0.90	(c)	30.93	3.25		(4.67)	5.15		8.01	0.84

Total from investment operations	1.19		31.82	4.24		(4.23)	5.66		8.45	1.23

Distributions to shareholders from:
Net investment income	(0.35)		(0.81)	(0.95)		(0.58)	(0.53)		(0.62)	(0.32)

Net asset value at end of period	$75.58		$74.74	$43.73		$40.44	$45.25		$40.12	$32.29

Market price at end of period(d)	$75.53		$74.75	$43.83		$40.46	$45.28		$40.12	$32.32

Net Asset Value Total Return(e)	1.62%		73.38%	11.38%		(9.32)%	14.14%		26.32%	4.02%
Market Price Total Return(e)	1.53%		73.01%	11.59%		(9.33)%	14.22%		26.20%	3.98%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,044,517		$1,679,341	$131,175		$90,993	$171,934		$359,072	$489,204
Ratio to average net assets of:
Expenses	0.25	%(f)	0.25%	0.25%		0.25%	0.25	%(f)	0.25%	0.25%
Net investment income	0.76	%(f)	1.30%	2.39	%(b)	1.07%	1.42	%(f)	1.18%	1.28%
Portfolio turnover rate(g)	39%		103%	113%		69%	76%		80%	55%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.79 and 1.91%, respectively.

(c)

Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

100

Financial Highlights–(continued)

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)

	Six Months Ended February 28, 2022 (Unaudited)		Years Ended August 31,			Ten Months Ended August 31, 2018		Years Ended October 31,
			2021	2020	2019			2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$44.24		$34.10	$40.52	$41.68	$41.24		$37.69	$33.22

Net investment income(a)	0.83		1.57	1.53	1.64	1.35		1.33	1.29
Net realized and unrealized gain (loss) on investments	0.74		10.21	(6.10)	(1.06)	0.45		3.68	4.51

Total from investment operations	1.57		11.78	(4.57)	0.58	1.80		5.01	5.80

Distributions to shareholders from:
Net investment income	(0.81)		(1.64)	(1.85)	(1.74)	(1.36)		(1.46)	(1.33)

Net asset value at end of period	$45.00		$44.24	$34.10	$40.52	$41.68		$41.24	$37.69

Market price at end of period(b)	$44.99		$44.23	$34.16	$40.55	$41.68		$41.25	$37.72

Net Asset Value Total Return(c)	3.61%		35.25%	(11.46)%	1.42%	4.48%		13.48%	17.75%
Market Price Total Return(c)	3.61%		34.98%	(11.37)%	1.49%	4.45%		13.42%	17.66%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,160,513		$3,034,476	$2,446,739	$3,304,185	$2,656,868		$2,973,601	$2,623,431
Ratio to average net assets of:
Expenses	0.30	%(d)	0.30%	0.30%	0.30%	0.30	%(d)	0.30%	0.30%
Net investment income	3.79	%(d)	3.90%	4.02%	3.97%	3.95	%(d)	3.31%	3.48%
Portfolio turnover rate(e)	29%		45%	76%	43%	46%		56%	50%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

101

Financial Highlights–(continued)

Invesco S&P 500® Low Volatility ETF (SPLV)

	Six Months Ended February 28, 2022 (Unaudited)		Years Ended August 31,			Ten Months Ended August 31, 2018		Years Ended October 31,
			2021	2020	2019			2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$64.07		$54.69	$56.75	$49.77	$46.56		$40.47	$38.34

Net investment income(a)	0.66		0.91	1.27	1.16	0.81		0.95	0.81
Net realized and unrealized gain (loss) on investments	(0.41)		9.42	(2.01)	6.96	3.23		6.09	2.16

Total from investment operations.	0.25		10.33	(0.74)	8.12	4.04		7.04	2.97

Distributions to shareholders from:
Net investment income	(0.59)		(0.95)	(1.32)	(1.14)	(0.83)		(0.95)	(0.84)

Net asset value at end of period	$63.73		$64.07	$54.69	$56.75	$49.77		$46.56	$40.47

Market price at end of period(b)	$63.72		$64.05	$54.77	$56.77	$49.78		$46.57	$40.50

Net Asset Value Total Return(c)	0.39%		19.09%	(1.19)%	16.57%	8.77%		17.57%	7.80%
Market Price Total Return(c)	0.40%		18.87%	(1.08)%	16.59%	8.76%		17.51%	7.72%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$9,018,889		$8,217,477	$9,233,967	$12,348,879	$7,381,362		$7,140,364	$6,451,015
Ratio to average net assets of:
Expenses	0.25	%(d)	0.25%	0.25%	0.25%	0.25	%(d)	0.25%	0.25%
Net investment income	2.07	%(d)	1.58%	2.33%	2.24%	2.06	%(d)	2.18%	2.02%
Portfolio turnover rate(e)	38%		64%	86%	51%	68%		49%	53%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

102

Financial Highlights–(continued)

Invesco S&P 500 Minimum Variance ETF (SPMV)

	Six Months Ended February 28, 2022 (Unaudited)		Years Ended August 31,				Ten Months Ended August 31, 2018		For the Period July 11, 2017(a) Through October 31, 2017
			2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$39.16		$32.31	$30.22	$29.19		$26.29		$24.92

Net investment income(b)	0.31		0.60	0.63	0.46		0.47		0.15
Net realized and unrealized gain (loss) on investments	(0.81)		6.70	2.57	1.65		3.04		1.30

Total from investment operations	(0.50)		7.30	3.20	2.11		3.51		1.45

Distributions to shareholders from:
Net investment income	(0.29)		(0.45)	(0.58)	(0.55)		(0.61)		(0.08)
Net realized gains	-		-	(0.53)	(0.53)		-		-

Total distributions	(0.29)		(0.45)	(1.11)	(1.08)		(0.61)		(0.08)

Net asset value at end of period	$38.37		$39.16	$32.31	$30.22		$29.19		$26.29

Market price at end of period(c)	$38.32		$39.22	$32.39	$30.24		$29.19		$26.30

Net Asset Value Total Return(d)	(1.29)%		22.82%	11.02%	7.86%		13.50%		5.81	%(e)
Market Price Total Return(d)	(1.57)%		22.71%	11.22%	7.94%		13.45%		5.85	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$24,175		$24,277	$4,847	$1,511		$1,460		$2,629
Ratio to average net assets of:
Expenses	0.10	%(f)	0.10%	0.10%	0.58	%(g)	0.13	%(f)	0.13	%(f)
Net investment income	1.57	%(f)	1.67%	2.11%	1.62	%(g)	2.08	%(f)	1.97	%(f)
Portfolio turnover rate(h)	9%		22%	20%	34%		30%		14%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (July 13, 2017, the first day of trading on the Exchange) to October 31, 2017 was 4.97%. The market price total return from Fund Inception to October 31, 2017 was 4.93%.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.48%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

103

Financial Highlights–(continued)

Invesco S&P 500 Momentum ETF (SPMO)

	Six Months Ended February 28, 2022 (Unaudited)		Years Ended August 31,				Ten Months Ended August 31, 2018		Years Ended October 31,
			2021	2020	2019				2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$63.43		$50.95	$40.57	$40.07		$33.26		$26.56	$26.06

Net investment income(a)	0.23		0.38	0.62	0.51		0.34		0.46	0.41
Net realized and unrealized gain (loss) on investments	(4.22)		12.58	10.42	0.46		6.67		6.72	0.44

Total from investment operations	(3.99)		12.96	11.04	0.97		7.01		7.18	0.85

Distributions to shareholders from:
Net investment income	(0.20)		(0.48)	(0.66)	(0.47)		(0.20)		(0.48)	(0.35)

Net asset value at end of period	$59.24		$63.43	$50.95	$40.57		$40.07		$33.26	$26.56

Market price at end of period(b)	$59.20		$63.41	$51.10	$40.59		$40.08		$33.23	$26.58

Net Asset Value Total Return(c)	(6.31)%		25.65%	27.77%	2.52%		21.12%		27.35%	3.28%
Market Price Total Return(c)	(6.35)%		25.24%	28.08%	2.55%		21.26%		27.14%	3.12%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$85,309		$88,166	$73,872	$75,053		$50,082		$1,663	$1,328
Ratio to average net assets of:
Expenses	0.13	%(d)	0.13%	0.13%	0.14	%(e)	0.13	%(d)	0.25%	0.25%
Net investment income	0.74	%(d)	0.70%	1.48%	1.32	%(e)	1.10	%(d)	1.61%	1.60%
Portfolio turnover rate(f)	70%		70%	90%	83%		41%		140%	105%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

104

Financial Highlights–(continued)

Invesco S&P 500 QVM Multi-factor ETF (QVML)

	Six Months Ended February 28, 2022 (Unaudited)		For the Period June 28, 2021(a) Through August 31, 2021

Per Share Operating Performance:
Net asset value at beginning of period	$26.43		$25.00

Net investment income(b)	0.18		0.06
Net realized and unrealized gain (loss) on investments	(0.62)		1.37

Total from investment operations	(0.44)		1.43

Distributions to shareholders from:
Net investment income	(0.17)		-

Net asset value at end of period	$25.82		$26.43

Market price at end of period(c)	$25.80		$26.44

Net Asset Value Total Return(d)	(1.66)%		5.72	%(e)
Market Price Total Return(d)	(1.77)%		5.76	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$783,780		$792,855
Ratio to average net assets of:
Expenses	0.11	%(f)	0.11	%(f)
Net investment income	1.33	%(f)	1.34	%(f)
Portfolio turnover rate(g)	9%		1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (June 30, 2021, the first day of trading on the exchange) to August 31, 2021 was 5.55%. The market price total return from Fund Inception to August 31, 2021 was 5.55%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

105

Financial Highlights–(continued)

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)

	Six Months Ended February 28, 2022 (Unaudited)		For the Period June 28, 2021(a) Through August 31, 2021

Per Share Operating Performance:
Net asset value at beginning of period	$25.53		$25.00

Net investment income(b)	0.18		0.04
Net realized and unrealized gain (loss) on investments	(0.87)		0.49

Total from investment operations	(0.69)		0.53

Distributions to shareholders from:
Net investment income	(0.16)		-

Net asset value at end of period	$24.68		$25.53

Market price at end of period(c)	$24.70		$25.53

Net Asset Value Total Return(d)	(2.71)%		2.12	%(e)
Market Price Total Return(d)	(2.63)%		2.12	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$200,670		$206,549
Ratio to average net assets of:
Expenses	0.15	%(f)	0.15	%(f)
Net investment income	1.40	%(f)	0.98	%(f)
Portfolio turnover rate(g)	12%		5%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (June 30, 2021, the first day of trading on the exchange) to August 31, 2021 was 2.24%. The market price total return from Fund Inception to August 31, 2021 was 2.12%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

106

Financial Highlights–(continued)

Invesco S&P MidCap Low Volatility ETF (XMLV)

	Six Months Ended February 28, 2022 (Unaudited)		Years Ended August 31,			Ten Months Ended August 31, 2018		Years Ended October 31,
			2021	2020	2019			2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$55.29		$43.65	$51.87	$49.02	$45.02		$38.21	$34.38

Net investment income(a)	0.50		0.62	1.02	1.09	0.96		0.69	0.69
Net realized and unrealized gain (loss) on investments	(1.45)		11.59	(7.93)	2.72	3.92		6.80	3.72

Total from investment operations	(0.95)		12.21	(6.91)	3.81	4.88		7.49	4.41

Distributions to shareholders from:
Net investment income	(0.37)		(0.57)	(1.31)	(0.96)	(0.88)		(0.68)	(0.58)

Net asset value at end of period	$53.97		$55.29	$43.65	$51.87	$49.02		$45.02	$38.21

Market price at end of period(b)	$53.97		$55.26	$43.70	$51.88	$49.04		$45.02	$38.23

Net Asset Value Total Return(c)	(1.73)%		28.21%	(13.26)%	7.99%	11.00%		19.76%	12.96%
Market Price Total Return(c)	(1.67)%		27.99%	(13.17)%	7.97%	11.04%		19.69%	12.89%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,214,286		$1,453,542	$2,042,702	$3,231,736	$1,443,641		$1,195,218	$682,094
Ratio to average net assets of:
Expenses	0.25	%(d)	0.25%	0.25%	0.25%	0.25	%(d)	0.25%	0.25%
Net investment income	1.83	%(d)	1.26%	2.13%	2.21%	2.52	%(d)	1.64%	1.86%
Portfolio turnover rate(e)	32%		57%	84%	61%	50%		57%	51%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

107

Financial Highlights–(continued)

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)

	Six Months Ended February 28, 2022 (Unaudited)		For the Period June 28, 2021(a) Through August 31, 2021

Per Share Operating Performance:
Net asset value at beginning of period	$25.05		$25.00

Net investment income(b)	0.16		0.06
Net realized and unrealized gain (loss) on investments	(0.66)		(0.01)

Total from investment operations	(0.50)		0.05

Distributions to shareholders from:
Net investment income	(0.17)		-

Net asset value at end of period	$24.38		$25.05

Market price at end of period(c)	$24.43		$25.05

Net Asset Value Total Return(d)	(2.00)%		0.20	%(e)
Market Price Total Return(d)	(1.80)%		0.20	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$50,229		$51,106
Ratio to average net assets of:
Expenses	0.15	%(f)	0.15	%(f)
Net investment income	1.31	%(f)	1.51	%(f)
Portfolio turnover rate(g)	13%		4%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (June 30, 2021, the first day of trading on the exchange) to August 31, 2021 was 0.16%. The market price total return from Fund Inception to August 31, 2021 was (0.04)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

108

Financial Highlights–(continued)

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)

	Six Months Ended February 28, 2022 (Unaudited)		Years Ended August 31,				Ten Months Ended August 31, 2018		For the Period November 29, 2016 (a) Through October 31, 2017
			2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$23.07		$16.66	$22.42	$26.86		$25.13		$25.02

Net investment income(b)	0.54		0.86	0.82	1.02		0.78		0.81
Net realized and unrealized gain (loss) on investments	(1.65)		6.36	(5.31)	(4.28)		1.98		0.24

Total from investment operations	(1.11)		7.22	(4.49)	(3.26)		2.76		1.05

Distributions to shareholders from:
Net investment income	(0.50)		(0.81)	(1.27)	(1.18)		(1.03)		(0.94)

Net asset value at end of period	$21.46		$23.07	$16.66	$22.42		$26.86		$25.13

Market price at end of period(c)	$21.49		$23.06	$16.69	$22.35		$26.85		$25.15

Net Asset Value Total Return(d)	(4.85)%		43.97%	(20.41)%	(12.29)%		11.39%		4.31	%(e)
Market Price Total Return(d)	(4.68)%		43.65%	(20.01)%	(12.52)%		11.26%		4.39	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$17,814		$21,690	$20,827	$23,536		$12,086		$7,538
Ratio to average net assets of:
Expenses	0.30	%(f)	0.30%	0.30%	0.34	%(g)	0.30	%(f)	0.30	%(f)
Net investment income	4.91	%(f)	4.13%	4.15%	4.29	%(g)	3.74	%(f)	3.58	%(f)
Portfolio turnover rate(h)	30%		72%	83%	67%		61%		86%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (December 1, 2016, the first day of trading on the Exchange) to October 31, 2017 was 6.26%. The market price total return from Fund Inception to October 31, 2017 was 6.34%.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.04%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

109

Financial Highlights–(continued)

Invesco S&P SmallCap Low Volatility ETF (XSLV)

	Six Months Ended February 28, 2022 (Unaudited)		Years Ended August 31,			Ten Months Ended August 31, 2018		Years Ended October 31,
			2021	2020	2019			2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$48.74		$35.24	$47.57	$51.10	$46.43		$37.90	$34.30

Net investment income(a)	0.49		0.65	1.08	1.24	0.87		0.97	0.78
Net realized and unrealized gain (loss) on investments	(0.66)		13.52	(12.05)	(3.46)	4.55		8.46	3.58

Total from investment operations	(0.17)		14.17	(10.97)	(2.22)	5.42		9.43	4.36

Distributions to shareholders from:
Net investment income	(0.26)		(0.67)	(1.36)	(1.31)	(0.75)		(0.90)	(0.76)

Net asset value at end of period	$48.31		$48.74	$35.24	$47.57	$51.10		$46.43	$37.90

Market price at end of period(b)	$48.35		$48.73	$35.30	$47.59	$51.10		$46.47	$37.93

Net Asset Value Total Return(c)	(0.34)%		40.64%	(23.22)%	(4.17)%	11.81%		25.05%	12.90%
Market Price Total Return(c)	(0.24)%		40.38%	(23.12)%	(4.14)%	11.71%		25.06%	12.99%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,041,545		$1,155,186	$1,614,105	$2,045,602	$1,433,356		$1,079,472	$651,821
Ratio to average net assets of:
Expenses	0.25	%(d)	0.25%	0.25%	0.25%	0.25	%(d)	0.25%	0.25%
Net investment income	1.98	%(d)	1.55%	2.55%	2.62%	2.24	%(d)	2.25%	2.15%
Portfolio turnover rate(e)	34%		68%	103%	56%	66%		59%	48%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco S&P SmallCap Quality ETF (XSHQ)

	Six Months Ended February 28, 2022 (Unaudited)		Years Ended August 31,				Ten Months Ended August 31, 2018		For the Period April 3, 2017(a) Through October 31, 2017
			2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$37.41		$26.95	$26.40	$31.80		$26.11		$24.54

Net investment income(b)	0.35		0.38	0.36	0.35		0.26		0.16
Net realized and unrealized gain (loss) on investments	(0.48)		10.42	0.54	(5.41)		5.65		1.51

Total from investment operations	(0.13)		10.80	0.90	(5.06)		5.91		1.67

Distributions to shareholders from:
Net investment income	(0.36)		(0.34)	(0.35)	(0.34)		(0.22)		(0.10)
Net realized gains	-		-	-	(0.00	)(c)	-		-

Total distributions	(0.36)		(0.34)	(0.35)	(0.34)		(0.22)		(0.10)

Net asset value at end of period	$36.92		$37.41	$26.95	$26.40		$31.80		$26.11

Market price at end of period(d)	$36.96		$37.43	$26.99	$26.39		$31.81		$26.14

Net Asset Value Total Return(e)	(0.33)%		40.38%	3.61%	(15.88)%		22.75%		6.81	%(f)
Market Price Total Return(e)	(0.27)%		40.25%	3.80%	(15.94)%		22.65%		6.93	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$28,062		$40,030	$4,043	$3,960		$42,924		$1,305
Ratio to average net assets of:
Expenses	0.29	%(g)	0.29%	0.29%	0.34	%(h)	0.29	%(g)	0.29	%(g)
Net investment income	1.86	%(g)	1.07%	1.37%	1.23	%(h)	1.06	%(g)	1.11	%(g)
Portfolio turnover rate(i)	23%		90%	107%	52%		23%		65%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $(0.005).
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (April 6, 2017, the first day of trading on the Exchange) to October 31, 2017 was 7.33%. The market price total return from Fund Inception to October 31, 2017 was 7.54%.

(g)	Annualized.
(h)	Ratios include non-recurring costs associated with a proxy statement of 0.05%.
(i)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 28, 2022

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco ESG S&P 500 Equal Weight ETF (RSPE)	“ESG S&P 500 Equal Weight ETF”

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)	“Russell 1000 Enhanced Equal Weight ETF”

Invesco Russell 1000 Equal Weight ETF (EQAL)	“Russell 1000 Equal Weight ETF”

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)	“Russell 1000 Low Beta Equal Weight ETF”

Invesco S&P 500 Enhanced Value ETF (SPVU)	“S&P 500 Enhanced Value ETF”

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)	“S&P 500® ex-Rate Sensitive Low Volatility ETF”

Invesco S&P 500® High Beta ETF (SPHB)	“S&P 500® High Beta ETF”

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)	“S&P 500® High Dividend Low Volatility ETF”

Invesco S&P 500® Low Volatility ETF (SPLV)	“S&P 500® Low Volatility ETF”

Invesco S&P 500 Minimum Variance ETF (SPMV)	“S&P 500 Minimum Variance ETF”

Invesco S&P 500 Momentum ETF (SPMO)	“S&P 500 Momentum ETF”

Invesco S&P 500 QVM Multi-factor ETF (QVML)	“S&P 500 QVM Multi-factor ETF”

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)	“S&P MidCap 400 QVM Multi-factor ETF”

Invesco S&P MidCap Low Volatility ETF (XMLV)	“S&P MidCap Low Volatility ETF”

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)	“S&P SmallCap 600 QVM Multi-factor ETF”

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)	“S&P SmallCap High Dividend Low Volatility ETF”

Invesco S&P SmallCap Low Volatility ETF (XSLV)	“S&P SmallCap Low Volatility ETF”

Invesco S&P SmallCap Quality ETF (XSHQ)	“S&P SmallCap Quality ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Shares of Russell 1000 Low Beta Equal Weight ETF, which is listed and traded on The Nasdaq Stock Market and Shares of Russell 1000 Enhanced Equal Weight ETF, S&P 500 Minimum Variance ETF, S&P SmallCap High Dividend Low Volatility ETF and S&P SmallCap Quality ETF, which are listed and traded on Cboe BZX Exchange, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

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The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
ESG S&P 500 Equal Weight ETF	S&P 500 Equal Weight ESG Leaders Select Index

Russell 1000 Enhanced Equal Weight ETF	Russell 1000® Enhanced Value Equal Weight Index

Russell 1000 Equal Weight ETF	Russell 1000® Equal Weight Index

Russell 1000 Low Beta Equal Weight ETF	Russell 1000® Low Beta Equal Weight Index

S&P 500 Enhanced Value ETF	S&P 500 Enhanced Value Index

S&P 500® ex-Rate Sensitive Low Volatility ETF	S&P 500 Low Volatility Rate Response Index

S&P 500® High Beta ETF	S&P 500® High Beta Index

S&P 500® High Dividend Low Volatility ETF	S&P 500® Low Volatility High Dividend Index

S&P 500® Low Volatility ETF	S&P 500® Low Volatility Index

S&P 500 Minimum Variance ETF	S&P 500® Minimum Volatility Index

S&P 500 Momentum ETF	S&P 500 Momentum Index

S&P 500 QVM Multi-factor ETF	S&P 500® Quality, Value & Momentum Top 90% Multi-Factor Index

S&P MidCap 400 QVM Multi-factor ETF	S&P MidCap 400® Quality, Value & Momentum Top 90% Multi-Factor Index

S&P MidCap Low Volatility ETF	S&P MidCap 400® Low Volatility Index

S&P SmallCap 600 QVM Multi-factor ETF	S&P SmallCap 600® Quality, Value & Momentum Top 90% Multi-Factor Index

S&P SmallCap High Dividend Low Volatility ETF	S&P SmallCap 600® Low Volatility High Dividend Index

S&P SmallCap Low Volatility ETF	S&P SmallCap 600® Low Volatility Index

S&P SmallCap Quality ETF	S&P SmallCap 600® Quality Index
NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time

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trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is

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organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund (except for S&P 500® ex-Rate Sensitive Low Volatility ETF, S&P 500® High Dividend Low Volatility ETF, S&P 500® Low Volatility ETF and S&P SmallCap High Dividend Low Volatility ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. S&P 500® ex-Rate Sensitive Low Volatility ETF, S&P 500® High Dividend Low Volatility ETF, S&P 500® Low Volatility ETF and S&P SmallCap High Dividend Low Volatility ETF each declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash

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collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

On September 14, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, to serve as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also continues to serve as a lending agent. Prior to September 14, 2021, BNYM served as the sole securities lending agent for each Fund under the securities lending program. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the period September 14, 2021 through February 28, 2022, each Fund (except ESG S&P 500 Equal Weight ETF) had affiliated securities lending transactions with Invesco. The fees paid to Invesco for each Fund were less than $500 (except for the Russell 1000 Equal Weight ETF, S&P 500® High Beta ETF, S&P 500® High Dividend Low Volatility ETF, S&P 500® Low Volatility ETF, S&P MidCap Low Volatility ETF and S&P SmallCap Low Volatility ETF, which paid Invesco $1,975, $890, $836, $858, $691 and $1,571, respectively, in fees for securities lending agent services).

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

K.	Other Risks

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished

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trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

ESG Investing Strategy Risk. The stocks of companies with favorable environmental, social and governance (“ESG”) attributes may underperform the stock market as a whole. As a result, ESG S&P 500 Equal Weight ETF may underperform other funds that do not screen companies based on ESG attributes. The criteria used to select companies for investment may result in ESG S&P 500 Equal Weight ETF investing in securities, industries or sectors that underperform the market as a whole or underperform other funds screened for ESG standards.

High Dividend Paying Securities Risk. Certain Funds invest in securities that pay high dividends. As a group, these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in which a Fund invests and the capital resources available for such companies’ dividend payments may adversely affect a Fund.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because ESG S&P 500 Equal Weight ETF, S&P 500 Momentum ETF, S&P 500 QVM Multi-factor ETF, S&P Midcap 400 QVM Multi-factor ETF and S&P SmallCap 600 QVM Multi-factor ETF are non-diversified, and to the extent S&P 500 Enhanced Value ETF, S&P 500® ex-Rate Sensitivity Low Volatility ETF, S&P 500® High Beta ETF, S&P 500® High Dividend Low Volatility ETF, S&P 500® Low Volatility ETF, S&P 500 Minimum Variance ETF, S&P MidCap Low Volatility ETF, S&P SmallCap High Dividend Low Volatility ETF, S&P SmallCap Low Volatility ETF and S&P SmallCap Quality ETF become non-diversified, and can invest a greater portion of their respective assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

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Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty.

The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 3—Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)

ESG S&P 500 Equal Weight ETF	0.20%

Russell 1000 Enhanced Equal Weight ETF	0.29%

Russell 1000 Equal Weight ETF	0.20%

Russell 1000 Low Beta Equal Weight ETF	0.35%

S&P 500 Enhanced Value ETF	0.13%

S&P 500® ex-Rate Sensitive Low Volatility ETF	0.25%

S&P 500® High Beta ETF	0.25%

S&P 500® High Dividend Low Volatility ETF	0.30%

S&P 500® Low Volatility ETF	0.25%

S&P 500 Minimum Variance ETF	0.10%

S&P 500 Momentum ETF	0.13%

S&P 500 QVM Multi-factor ETF	0.11%

S&P MidCap 400 QVM Multi-factor ETF	0.15%

S&P MidCap Low Volatility ETF	0.25%

S&P SmallCap 600 QVM Multi-factor ETF	0.15%

S&P SmallCap High Dividend Low Volatility ETF	0.30%

S&P SmallCap Low Volatility ETF	0.25%

S&P SmallCap Quality ETF	0.29%

Further, through at least August 31, 2023, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived.

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These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended February 28, 2022, no fees were waived.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
ESG S&P 500 Equal Weight ETF	S&P Dow Jones Indices LLC

Russell 1000 Enhanced Equal Weight ETF	Frank Russell Company

Russell 1000 Equal Weight ETF	Frank Russell Company

Russell 1000 Low Beta Equal Weight ETF	Frank Russell Company

S&P 500 Enhanced Value ETF	S&P Dow Jones Indices LLC

S&P 500® ex-Rate Sensitive Low Volatility ETF	S&P Dow Jones Indices LLC

S&P 500® High Beta ETF	S&P Dow Jones Indices LLC

S&P 500® High Dividend Low Volatility ETF	S&P Dow Jones Indices LLC

S&P 500® Low Volatility ETF	S&P Dow Jones Indices LLC

S&P 500 Minimum Variance ETF	S&P Dow Jones Indices LLC

S&P 500 Momentum ETF	S&P Dow Jones Indices LLC

S&P 500 QVM Multi-factor ETF	S&P Dow Jones Indices LLC

S&P MidCap 400 QVM Multi-factor ETF	S&P Dow Jones Indices LLC

S&P MidCap Low Volatility ETF	S&P Dow Jones Indices LLC

S&P SmallCap 600 QVM Multi-factor ETF	S&P Dow Jones Indices LLC

S&P SmallCap High Dividend Low Volatility ETF	S&P Dow Jones Indices LLC

S&P SmallCap Low Volatility ETF	S&P Dow Jones Indices LLC

S&P SmallCap Quality ETF	S&P Dow Jones Indices LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended February 28, 2022, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

ESG S&P 500 Equal Weight ETF*	$27

Russell 1000 Enhanced Equal Weight ETF	4

Russell 1000 Equal Weight ETF	7,673

Russell 1000 Low Beta Equal Weight ETF	1

S&P 500 Enhanced Value ETF	2,032

S&P 500® ex-Rate Sensitive Low Volatility ETF	1,723

S&P 500® High Beta ETF	45,509

S&P 500® High Dividend Low Volatility ETF	71,839

S&P 500® Low Volatility ETF	142,797

S&P 500 Momentum ETF	5,009

S&P 500 QVM Multi-factor ETF	2,845

S&P MidCap 400 QVM Multi-factor ETF	5,501

S&P MidCap Low Volatility ETF	25,276

S&P SmallCap 600 QVM Multi-factor ETF	2,458

S&P SmallCap High Dividend Low Volatility ETF	2,132

S&P SmallCap Low Volatility ETF	12,630

S&P SmallCap Quality ETF	2,213

*	For the period November 15, 2021 (commencement of investment operations) through February 28, 2022.

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Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

For the six months ended February 28, 2022, the following Funds engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains (Losses)*
S&P MidCap 400 QVM Multi-factor ETF	$-	$1,427,065	$(73,009)

S&P MidCap Low Volatility ETF	-	15,316,483	1,092,563

S&P SmallCap 600 QVM Multi-factor ETF	-	73,554	14,455

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2022, for each Fund (except for S&P 500 Momentum ETF). As of February 28, 2022, all of the securities in S&P 500 Momentum ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
ESG S&P 500 Equal Weight ETF

Investments in Securities

Common Stocks & Other Equity Interests	$4,723,430	$-	$-	$4,723,430

Money Market Funds	531	59,281	-	59,812

Total Investments	$4,723,961	$59,281	$-	$4,783,242

Russell 1000 Enhanced Equal Weight ETF

Investments in Securities

Common Stocks & Other Equity Interests	$3,664,140	$-	$-	$3,664,140

Money Market Funds	1,289	133,336	-	134,625

Total Investments	$3,665,429	$133,336	$-	$3,798,765

Russell 1000 Equal Weight ETF

Investments in Securities

Common Stocks & Other Equity Interests	$673,458,245	$-	$282,083	$673,740,328

Money Market Funds	253,367	84,715,323	-	84,968,690

Total Investments	$673,711,612	$84,715,323	$282,083	$758,709,018

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	Level 1	Level 2	Level 3	Total
Russell 1000 Low Beta Equal Weight ETF

Investments in Securities

Common Stocks & Other Equity Interests	$10,082,017	$-	$-	$10,082,017

Money Market Funds	7,801	415,258	-	423,059

Total Investments	$10,089,818	$415,258	$-	$10,505,076

S&P 500 Enhanced Value ETF

Investments in Securities

Common Stocks & Other Equity Interests	$188,166,892	$-	$-	$188,166,892

Money Market Funds	-	406,787	-	406,787

Total Investments	$188,166,892	$406,787	$-	$188,573,679

S&P 500® ex-Rate Sensitive Low Volatility ETF

Investments in Securities

Common Stocks & Other Equity Interests	$54,177,431	$-	$-	$54,177,431

Money Market Funds	-	525,037	-	525,037

Total Investments	$54,177,431	$525,037	$-	$54,702,468

S&P 500® High Beta ETF

Investments in Securities

Common Stocks & Other Equity Interests	$1,043,778,737	$-	$-	$1,043,778,737

Money Market Funds	8,365	67,822,512	-	67,830,877

Total Investments	$1,043,787,102	$67,822,512	$-	$1,111,609,614

S&P 500® High Dividend Low Volatility ETF

Investments in Securities

Common Stocks & Other Equity Interests	$3,159,701,634	$-	$-	$3,159,701,634

Money Market Funds	-	67,348,455	-	67,348,455

Total Investments	$3,159,701,634	$67,348,455	$-	$3,227,050,089

S&P 500® Low Volatility ETF

Investments in Securities

Common Stocks & Other Equity Interests	$9,017,796,168	$-	$-	$9,017,796,168

Money Market Funds	-	67,063,534	-	67,063,534

Total Investments	$9,017,796,168	$67,063,534	$-	$9,084,859,702

S&P 500 Minimum Variance ETF

Investments in Securities

Common Stocks & Other Equity Interests	$24,152,303	$-	$-	$24,152,303

Money Market Funds	1,320	187,213	-	188,533

Total Investments	$24,153,623	$187,213	$-	$24,340,836

S&P 500 QVM Multi-factor ETF

Investments in Securities

Common Stocks & Other Equity Interests	$782,663,444	$-	$-	$782,663,444

Money Market Funds	90,569	12,711,407	-	12,801,976

Total Investments	$782,754,013	$12,711,407	$-	$795,465,420

S&P MidCap 400 QVM Multi-factor ETF

Investments in Securities

Common Stocks & Other Equity Interests	$200,122,791	$452,213	$-	$200,575,004

Money Market Funds	-	14,033,987	-	14,033,987

Total Investments	$200,122,791	$14,486,200	$-	$214,608,991

S&P MidCap Low Volatility ETF

Investments in Securities

Common Stocks & Other Equity Interests	$1,213,629,021	$-	$-	$1,213,629,021

Money Market Funds	-	57,377,425	-	57,377,425

Total Investments	$1,213,629,021	$57,377,425	$-	$1,271,006,446

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	Level 1	Level 2	Level 3	Total
S&P SmallCap 600 QVM Multi-factor ETF

Investments in Securities

Common Stocks & Other Equity Interests	$50,206,487	$-	$-	$50,206,487

Money Market Funds	1,258	5,858,599	-	5,859,857

Total Investments	$50,207,745	$5,858,599	$-	$56,066,344

S&P SmallCap High Dividend Low Volatility ETF

Investments in Securities

Common Stocks & Other Equity Interests	$17,804,484	$-	$-	$17,804,484

Money Market Funds	-	1,214,740	-	1,214,740

Total Investments	$17,804,484	$1,214,740	$-	$19,019,224

S&P SmallCap Low Volatility ETF

Investments in Securities

Common Stocks & Other Equity Interests	$1,040,147,396	$-	$-	$1,040,147,396

Money Market Funds	694,034	119,645,334	-	120,339,368

Total Investments	$1,040,841,430	$119,645,334	$-	$1,160,486,764

S&P SmallCap Quality ETF

Investments in Securities

Common Stocks & Other Equity Interests	$28,034,273	$-	$-	$28,034,273

Money Market Funds	12,792	3,853,050	-	3,865,842

Total Investments	$28,047,065	$3,853,050	$-	$31,900,115

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of August 31, 2021, as follows:

	No expiration
	Short-Term	Long-Term	Total*
Russell 1000 Enhanced Equal Weight ETF	$3,295,719	$2,309,179	$5,604,898

Russell 1000 Equal Weight ETF	6,651,757	61,989,477	68,641,234

Russell 1000 Low Beta Equal Weight ETF	17,989,310	10,883,446	28,872,756

S&P 500 Enhanced Value ETF	5,604,855	3,103,581	8,708,436

S&P 500® ex-Rate Sensitive Low Volatility ETF	18,008,201	6,409,868	24,418,069

S&P 500® High Beta ETF	78,430,255	19,465,474	97,895,729

S&P 500® High Dividend Low Volatility ETF	318,248,357	328,126,099	646,374,456

S&P 500® Low Volatility ETF	1,401,317,250	347,920,924	1,749,238,174

S&P 500 Minimum Variance ETF	-	57,639	57,639

S&P 500 Momentum ETF	4,578,039	553,744	5,131,783

S&P 500 QVM Multi-factor ETF	23,758	-	23,758

S&P MidCap 400 QVM Multi-factor ETF	126,315	-	126,315

S&P MidCap Low Volatility ETF	383,309,513	241,877,610	625,187,123

S&P SmallCap 600 QVM Multi-factor ETF	177,861	-	177,861

S&P SmallCap High Dividend Low Volatility ETF	3,362,493	3,662,688	7,025,181

S&P SmallCap Low Volatility ETF	337,494,084	278,345,458	615,839,542

S&P SmallCap Quality ETF	1,947,502	343,803	2,291,305

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

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NOTE 7–Investment Transactions

For the six months ended February 28, 2022, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

ESG S&P 500 Equal Weight ETF*	$5,240,589	$237,226

Russell 1000 Enhanced Equal Weight ETF	556,808	533,943

Russell 1000 Equal Weight ETF	65,592,554	64,399,117

Russell 1000 Low Beta Equal Weight ETF	4,459,800	4,404,289

S&P 500 Enhanced Value ETF	17,540,641	18,276,267

S&P 500® ex-Rate Sensitive Low Volatility ETF	16,607,160	16,388,990

S&P 500® High Beta ETF	541,155,731	536,016,874

S&P 500® High Dividend Low Volatility ETF	894,363,351	892,646,409

S&P 500® Low Volatility ETF	3,206,756,626	3,203,995,417

S&P 500 Minimum Variance ETF	2,310,478	2,163,399

S&P 500 Momentum ETF	65,711,283	65,535,627

S&P 500 QVM Multi-factor ETF	69,393,771	69,386,345

S&P MidCap 400 QVM Multi-factor ETF	25,661,424	25,313,626

S&P MidCap Low Volatility ETF	428,604,158	425,334,719

S&P SmallCap 600 QVM Multi-factor ETF	6,862,887	6,815,141

S&P SmallCap High Dividend Low Volatility ETF	6,111,758	6,093,470

S&P SmallCap Low Volatility ETF	391,431,154	384,982,216

S&P SmallCap Quality ETF	8,296,520	9,004,442

*	For the period November 15, 2021 (commencement of investment operations) through February 28, 2022.

For the six months ended February 28, 2022, in-kind transactions associated with creations and redemptions were as follows:

	In-kind	In-kind

	Purchases	Sales

ESG S&P 500 Equal Weight ETF*	$-	$-

Russell 1000 Enhanced Equal Weight ETF	905,883	-

Russell 1000 Equal Weight ETF	133,161,034	113,672,916

Russell 1000 Low Beta Equal Weight ETF	-	-

S&P 500 Enhanced Value ETF	75,690,075	37,037,903

S&P 500® ex-Rate Sensitive Low Volatility ETF	11,109,103	8,041,926

S&P 500® High Beta ETF	1,050,955,770	1,685,752,368

S&P 500® High Dividend Low Volatility ETF	1,011,477,423	939,818,793

S&P 500® Low Volatility ETF	4,927,797,538	3,992,697,950

S&P 500 Minimum Variance ETF	4,679,814	4,363,275

S&P 500 Momentum ETF	93,506,168	89,617,011

S&P 500 QVM Multi-factor ETF	32,129,827	22,635,412

S&P MidCap 400 QVM Multi-factor ETF	13,309,538	12,281,556

S&P MidCap Low Volatility ETF	163,002,470	372,077,723

S&P SmallCap 600 QVM Multi-factor ETF	3,513,225	2,975,879

S&P SmallCap High Dividend Low Volatility ETF	4,089,096	6,554,471

S&P SmallCap Low Volatility ETF	324,096,700	430,454,867

S&P SmallCap Quality ETF	23,949,994	34,862,619

*	For the period November 15, 2021 (commencement of investment operations) through February 28, 2022.

 Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

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At February 28, 2022, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

			Net

	Gross	Gross	Unrealized

	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost

ESG S&P 500 Equal Weight ETF*	$128,489	$(399,065)	$(270,576)	$5,053,818

Russell 1000 Enhanced Equal Weight ETF	465,952	(104,265)	361,687	3,437,078

Russell 1000 Equal Weight ETF	102,737,142	(54,350,569)	48,386,573	710,322,445

Russell 1000 Low Beta Equal Weight ETF	441,554	(800,521)	(358,967)	10,864,043

S&P 500 Enhanced Value ETF	13,081,642	(8,030,023)	5,051,619	183,522,060

S&P 500® ex-Rate Sensitive Low Volatility ETF	5,306,390	(942,600)	4,363,790	50,338,678

S&P 500® High Beta ETF	45,594,118	(122,069,781)	(76,475,663)	1,188,085,277

S&P 500® High Dividend Low Volatility ETF	178,012,864	(130,267,575)	47,745,289	3,179,304,800

S&P 500® Low Volatility ETF	306,018,454	(237,256,965)	68,761,489	9,016,098,213

S&P 500 Minimum Variance ETF	2,460,099	(621,294)	1,838,805	22,502,031

S&P 500 Momentum ETF	3,100,911	(8,732,197)	(5,631,286)	90,887,378

S&P 500 QVM Multi-factor ETF	62,365,166	(41,619,253)	20,745,913	774,719,507

S&P MidCap 400 QVM Multi-factor ETF	12,284,790	(14,633,890)	(2,349,100)	216,958,091

S&P MidCap Low Volatility ETF	100,900,440	(40,787,946)	60,112,494	1,210,893,952

S&P SmallCap 600 QVM Multi-factor ETF	3,650,365	(4,744,721)	(1,094,356)	57,160,700

S&P SmallCap High Dividend Low Volatility ETF	692,854	(1,708,855)	(1,016,001)	20,035,225

S&P SmallCap Low Volatility ETF	55,005,430	(53,332,144)	1,673,286	1,158,813,478

S&P SmallCap Quality ETF	1,132,687	(2,289,140)	(1,156,453)	33,056,568

*    In the Fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year-end reporting period.

NOTE 8–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

124

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2022.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco ESG S&P 500 Equal Weight ETF (RSPE)

Actual	$1,000.00	$ 948.80(2)	0.20%	$0.57(3)

Hypothetical (5% return before expenses)	1,000.00	1,023.80(2)	0.20	1.00(3)

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)

Actual	1,000.00	986.30	0.29	1.43

Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

Invesco Russell 1000 Equal Weight ETF (EQAL)

Actual	1,000.00	979.00	0.20	0.98

Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)

Actual	1,000.00	989.10	0.35	1.73

Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76

Invesco S&P 500 Enhanced Value ETF (SPVU)

Actual	1,000.00	1,063.80	0.13	0.67

Hypothetical (5% return before expenses)	1,000.00	1,024.15	0.13	0.65

125

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)

Actual	$1,000.00	$ 989.50	0.25%	$1.23

Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25

Invesco S&P 500® High Beta ETF (SPHB)

Actual	1,000.00	1,016.20	0.25	1.25

Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)

Actual	1,000.00	1,036.10	0.30	1.51

Hypothetical (5% return before expenses)	1,000.00	1,023.31	0.30	1.51

Invesco S&P 500® Low Volatility ETF (SPLV)

Actual	1,000.00	1,003.90	0.25	1.24

Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25

Invesco S&P 500 Minimum Variance ETF (SPMV)

Actual	1,000.00	987.10	0.10	0.49

Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.10	0.50

Invesco S&P 500 Momentum ETF (SPMO)

Actual	1,000.00	936.90	0.13	0.62

Hypothetical (5% return before expenses)	1,000.00	1,024.15	0.13	0.65

Invesco S&P 500 QVM Multi-factor ETF (QVML)

Actual	1,000.00	983.40	0.11	0.54

Hypothetical (5% return before expenses)	1,000.00	1,024.25	0.11	0.55

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)

Actual	1,000.00	972.90	0.15	0.73

Hypothetical (5% return before expenses)	1,000.00	1,024.05	0.15	0.75

Invesco S&P MidCap Low Volatility ETF (XMLV)

Actual	1,000.00	982.70	0.25	1.23

Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)

Actual	1,000.00	980.00	0.15	0.74

Hypothetical (5% return before expenses)	1,000.00	1,024.05	0.15	0.75

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)

Actual	1,000.00	951.50	0.30	1.45

Hypothetical (5% return before expenses)	1,000.00	1,023.31	0.30	1.51

Invesco S&P SmallCap Low Volatility ETF (XSLV)

Actual	1,000.00	996.60	0.25	1.24

Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25

126

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco S&P SmallCap Quality ETF (XSHQ)

Actual	$1,000.00	$ 996.70	0.29%	$1.44

Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2022. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

(2)

The actual ending account value is based on the actual total return of the Fund for the period November 15, 2021 (commencement of investment operations) through February 28, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(3)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period November 15, 2021 (commencement of investment operations) to February 28, 2022. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 106/365. Hypothetical expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

127

Approval of Investment Advisory Contracts

At a meeting held on September 14, 2021, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement (the “Agreement”) between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF, Invesco Alerian Galaxy Crypto Economy ETF and Invesco ESG S&P 500 Equal Weight ETF (each, a “Fund” and collectively, the “Funds”).

The Trustees reviewed information provided by the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for each Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as a Fund grows and whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (iv) any benefits to be realized by the Adviser or its affiliates from the Adviser’s relationship with each Fund.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, including the identity of the persons who will be responsible for the day-to-day management of the Funds, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”). The Trustees noted that each of the Funds’ portfolio managers also manages other ETFs on behalf of the Adviser that are overseen by the Board and that the Board is familiar with the background and experience of the Funds’ portfolio managers. The Trustees also noted other information the Board received and considered at its March 12, 2021 and April 15, 2021 meetings describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. The Trustees reviewed information related to the Adviser’s portfolio transaction policies and procedures, as well as reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees considered the services to be provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs and that was expected to be provided for each Fund.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable passive ETFs, open-end (non-ETF) index funds, open-end (non-ETF) actively managed funds and Adviser-identified select peer funds.

The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other operating expenses of each Fund except for brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses. The Trustees noted each Fund’s proposed unitary advisory fee as compared to the median net expense ratio of its Lipper peer groups and select peer group as shown below:

Fund	ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	Higher than median (38)	Higher than median (2)	Lower than median (35)	Lower than median (4)

Invesco Alerian Galaxy Crypto Economy ETF	Lower than median (14)	Lower than median (2)	Lower than median (11)	Lower than median (5)

Invesco ESG S&P 500 Equal Weight ETF	Lower than median (51)	Lower than median (23)	Lower than median (156)	Higher than median (6)

Based on all of the information provided, the Board concluded that each Fund’s proposed unitary advisory fee was reasonable and appropriate in light of the administrative, operational and management oversight services to be provided by the Adviser and the related costs in providing such services.

128

Approval of Investment Advisory Contracts–(continued)

In conjunction with their review of the unitary advisory fee, the Trustees considered that the Adviser did not provide a profitability analysis for the Adviser in managing the Funds because the Funds had not yet commenced operations. However, the Trustees noted other information the Board received and considered at its March 12, 2021 and April 15, 2021 meetings on the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the proposed unitary advisory fee rate for each Fund is reasonable in relation to the proposed services and product strategy of that Fund, and they concluded that the unitary advisory fee was reasonable and appropriate.

Fall-Out Benefits. The Trustees considered that the Adviser identified no additional benefits that it would derive from its relationship with the Funds, and noted that the Adviser does not have any soft-dollar arrangements. The Trustees also considered benefits to be received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees and advisory fees for affiliated money market cash management vehicles. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits to be received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Agreement for each Fund. No single factor was determinative in the Board’s analysis.

129

(This Page Intentionally Left Blank)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2022 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-TRST2-HBLV-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders
February 28, 2022
RWL	Invesco S&P 500 Revenue ETF
RWK	Invesco S&P MidCap 400 Revenue ETF
RWJ	Invesco S&P SmallCap 600 Revenue ETF
RDIV	Invesco S&P Ultra Dividend Revenue ETF

2

Invesco S&P 500 Revenue ETF (RWL)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-8.12%
Activision Blizzard, Inc.	13,701	$1,116,632
Alphabet, Inc., Class A(b)	3,594	9,707,897
Alphabet, Inc., Class C(b)	3,579	9,655,498
AT&T, Inc.	675,622	16,005,485
Charter Communications, Inc., Class A(b)(c)	7,435	4,474,234
Comcast Corp., Class A	208,600	9,754,136
Discovery, Inc., Class A(b)(c)	22,571	633,117
Discovery, Inc., Class C(b)	23,471	656,484
DISH Network Corp., Class A(b)(c)	49,621	1,585,887
Electronic Arts, Inc.	4,546	591,389
Fox Corp., Class A	15,946	667,021
Fox Corp., Class B	17,150	656,159
Interpublic Group of Cos., Inc. (The)	23,584	867,891
Live Nation Entertainment, Inc.(b)(c)	3,020	364,876
Lumen Technologies, Inc.(c)	145,843	1,510,934
Match Group, Inc.(b)(c)	1,917	213,726
Meta Platforms, Inc., Class A(b)	30,267	6,387,245
Netflix, Inc.(b)	4,166	1,643,570
News Corp., Class A	19,757	440,976
News Corp., Class B	19,998	448,555
Omnicom Group, Inc.	17,756	1,489,551
Paramount Global, Class B	78,273	2,395,937
Take-Two Interactive Software, Inc.(b)	1,809	293,058
T-Mobile US, Inc.(b)	61,707	7,602,919
Twitter, Inc.(b)(c)	9,332	331,753
Verizon Communications, Inc.	237,819	12,763,746
Walt Disney Co. (The)(b)	39,130	5,809,240

		98,067,916

Consumer Discretionary-11.46%
Advance Auto Parts, Inc.	4,094	837,141
Amazon.com, Inc.(b)	11,820	36,302,293
Aptiv PLC(b)	8,229	1,065,162
AutoZone, Inc.(b)	658	1,226,111
Bath & Body Works, Inc.	14,898	795,106
Best Buy Co., Inc.	44,793	4,328,796
Booking Holdings, Inc.(b)	367	797,216
BorgWarner, Inc.	29,070	1,192,161
Caesars Entertainment, Inc.(b)	8,323	700,713
CarMax, Inc.(b)(c)	15,440	1,688,055
Carnival Corp.(b)(c)	3,023	61,458
Chipotle Mexican Grill, Inc.(b)	375	571,256
D.R. Horton, Inc.	22,456	1,917,742
Darden Restaurants, Inc.	4,683	680,065
Dollar General Corp.	13,606	2,698,614
Dollar Tree, Inc.(b)	16,326	2,319,598
Domino’s Pizza, Inc.	715	309,030
eBay, Inc.	14,795	807,659
Etsy, Inc.(b)(c)	854	132,276
Expedia Group, Inc.(b)	3,831	751,297
Ford Motor Co.	558,095	9,800,148
Garmin Ltd.	3,207	354,181
General Motors Co.(b)	184,214	8,606,478
Genuine Parts Co.	12,104	1,478,625
Hasbro, Inc.(c)	5,405	524,555
Hilton Worldwide Holdings, Inc.(b)	2,968	441,817
Home Depot, Inc. (The)	31,610	9,983,386

	Shares	Value
Consumer Discretionary-(continued)
Las Vegas Sands Corp.(b)(c)	10,310	$441,887
Lennar Corp., Class A	19,367	1,740,706
LKQ Corp.	19,680	923,976
Lowe’s Cos., Inc.	32,370	7,155,712
Marriott International, Inc., Class A(b)	6,443	1,096,212
McDonald’s Corp.	7,555	1,849,237
MGM Resorts International	17,369	769,273
Mohawk Industries, Inc.(b)	5,512	775,979
Newell Brands, Inc.	41,560	987,050
NIKE, Inc., Class B	24,289	3,316,663
Norwegian Cruise Line Holdings Ltd.(b)(c)	693	13,507
NVR, Inc.(b)	133	659,473
O’Reilly Automotive, Inc.(b)	1,704	1,106,305
Penn National Gaming, Inc.(b)(c)	9,721	499,173
Pool Corp.	803	368,240
PulteGroup, Inc.	20,105	998,414
PVH Corp.	7,660	749,837
Ralph Lauren Corp.(c)	4,065	536,743
Ross Stores, Inc.	14,249	1,302,216
Royal Caribbean Cruises Ltd.(b)(c)	680	54,890
Starbucks Corp.	22,084	2,027,090
Tapestry, Inc.	12,411	507,610
Target Corp.	38,543	7,699,735
Tesla, Inc.(b)	4,116	3,582,690
TJX Cos., Inc. (The)	54,294	3,588,833
Tractor Supply Co.	4,674	952,515
Ulta Beauty, Inc.(b)	1,786	668,857
Under Armour, Inc., Class A(b)(c)	10,456	187,058
Under Armour, Inc., Class C(b)(c)	12,306	192,343
VF Corp.	12,797	742,482
Whirlpool Corp.	8,482	1,707,172
Wynn Resorts Ltd.(b)(c)	3,462	299,532
Yum! Brands, Inc.	4,268	523,172

		138,395,521

Consumer Staples-12.60%
Altria Group, Inc.	41,662	2,136,844
Archer-Daniels-Midland Co.	112,366	8,815,113
Brown-Forman Corp., Class B	4,479	292,165
Campbell Soup Co.	17,403	782,613
Church & Dwight Co., Inc.	4,772	466,940
Clorox Co. (The)	3,795	553,273
Coca-Cola Co. (The)	59,923	3,729,608
Colgate-Palmolive Co.	19,469	1,498,140
Conagra Brands, Inc.	30,841	1,078,510
Constellation Brands, Inc., Class A	3,338	719,740
Costco Wholesale Corp.	31,166	16,182,946
Estee Lauder Cos., Inc. (The), Class A	4,204	1,245,771
General Mills, Inc.	25,203	1,699,438
Hershey Co. (The)	4,209	851,312
Hormel Foods Corp.	19,933	949,608
JM Smucker Co. (The)	5,300	714,175
Kellogg Co.	20,277	1,296,511
Kimberly-Clark Corp.	12,646	1,645,877
Kraft Heinz Co. (The)	68,504	2,686,727
Kroger Co. (The)	270,303	12,650,180
Lamb Weston Holdings, Inc.	5,850	388,616
McCormick & Co., Inc.	6,034	574,256

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco S&P 500 Revenue ETF (RWL)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
Molson Coors Beverage Co., Class B	19,095	$996,377
Mondelez International, Inc., Class A	40,470	2,649,976
Monster Beverage Corp.(b)	5,230	441,412
PepsiCo, Inc.	39,715	6,502,934
Philip Morris International, Inc.	30,321	3,064,543
Procter & Gamble Co. (The)	44,140	6,880,985
Sysco Corp.	67,513	5,880,382
Tyson Foods, Inc., Class A	49,711	4,606,221
Walgreens Boots Alliance, Inc.	246,815	11,375,703
Walmart, Inc.	360,527	48,728,829

		152,085,725

Energy-8.10%
APA Corp.	22,943	817,459
Baker Hughes Co., Class A	71,828	2,110,307
Chevron Corp.	101,526	14,619,744
ConocoPhillips	44,805	4,250,202
Coterra Energy, Inc.	8,205	191,423
Devon Energy Corp.	22,152	1,319,152
Diamondback Energy, Inc.	4,437	612,750
EOG Resources, Inc.	16,561	1,903,190
Exxon Mobil Corp.	345,103	27,062,977
Halliburton Co.	52,781	1,769,747
Hess Corp.	7,418	749,663
Kinder Morgan, Inc.	88,611	1,541,831
Marathon Oil Corp.	25,635	578,326
Marathon Petroleum Corp.	142,971	11,133,152
Occidental Petroleum Corp.	65,738	2,874,723
ONEOK, Inc.	20,375	1,330,487
Phillips 66	117,290	9,880,510
Pioneer Natural Resources Co.	6,927	1,659,709
Schlumberger N.V.	63,892	2,507,122
Valero Energy Corp.	118,772	9,918,650
Williams Cos., Inc. (The)	31,409	982,473

		97,813,597

Financials-12.97%
Aflac, Inc.	34,786	2,125,077
Allstate Corp. (The)	40,812	4,993,756
American Express Co.	21,800	4,240,972
American International Group, Inc.	77,845	4,767,228
Ameriprise Financial, Inc.	3,930	1,178,175
Aon PLC, Class A	3,654	1,067,480
Arthur J. Gallagher & Co.	4,108	649,845
Assurant, Inc.	5,861	994,670
Bank of America Corp.	187,587	8,291,345
Bank of New York Mellon Corp. (The)	24,846	1,320,565
Berkshire Hathaway, Inc., Class B(b)	82,858	26,634,704
BlackRock, Inc.	1,910	1,420,830
Brown & Brown, Inc.	3,880	262,327
Capital One Financial Corp.	18,616	2,853,274
Cboe Global Markets, Inc.	2,344	274,928
Charles Schwab Corp. (The)	20,235	1,709,048
Chubb Ltd.	18,738	3,815,806
Cincinnati Financial Corp.	6,851	841,234
Citigroup, Inc.	117,471	6,957,807
Citizens Financial Group, Inc.	13,443	704,682
CME Group, Inc., Class A	1,806	427,173
Comerica, Inc.	3,104	296,401
Discover Financial Services	9,645	1,190,579
Everest Re Group Ltd	3,772	1,124,886

	Shares	Value
Financials-(continued)
FactSet Research Systems, Inc.	318	$129,137
Fifth Third Bancorp.	16,566	792,517
First Republic Bank	2,190	379,439
Franklin Resources, Inc.	21,244	631,584
Globe Life, Inc.	4,872	491,877
Goldman Sachs Group, Inc. (The)	14,775	5,042,560
Hartford Financial Services Group, Inc. (The)	28,642	1,990,046
Huntington Bancshares, Inc.(c)	32,312	501,482
Intercontinental Exchange, Inc.	6,546	838,674
Invesco Ltd.(d)	27,470	583,463
JPMorgan Chase & Co.	71,504	10,139,267
KeyCorp.	28,599	716,977
Lincoln National Corp.	24,613	1,659,408
Loews Corp.	22,854	1,401,864
M&T Bank Corp.	3,486	635,254
MarketAxess Holdings, Inc.	177	67,513
Marsh & McLennan Cos., Inc.	9,853	1,531,255
MetLife, Inc.	103,298	6,977,780
Moody’s Corp.	1,322	425,724
Morgan Stanley	54,509	4,946,147
MSCI, Inc.	286	143,483
Nasdaq, Inc.	2,529	432,838
Northern Trust Corp.	4,792	545,809
People’s United Financial, Inc.	10,198	214,974
PNC Financial Services Group, Inc. (The)	8,315	1,656,764
Principal Financial Group, Inc.	17,182	1,213,737
Progressive Corp. (The)	43,553	4,613,569
Prudential Financial, Inc.	58,564	6,539,256
Raymond James Financial, Inc.	9,043	991,565
Regions Financial Corp.	26,606	643,599
S&P Global, Inc.(c)	2,387	896,789
Signature Bank	634	218,660
State Street Corp.	10,464	892,893
SVB Financial Group(b)	705	427,230
Synchrony Financial	20,932	895,471
T. Rowe Price Group, Inc.	3,339	482,686
Travelers Cos., Inc. (The)	19,732	3,390,550
Truist Financial Corp.	34,949	2,174,527
U.S. Bancorp.	35,708	2,018,930
W.R. Berkley Corp.	10,049	907,425
Wells Fargo & Co	153,997	8,218,820
Willis Towers Watson PLC	3,661	813,840
Zions Bancorporation N.A.	4,136	293,201

		156,651,376

Health Care-20.09%
Abbott Laboratories	27,998	3,377,119
AbbVie, Inc.	39,068	5,773,078
ABIOMED, Inc.(b)	300	93,222
Agilent Technologies, Inc.	3,596	468,775
Align Technology, Inc.(b)	508	259,822
AmerisourceBergen Corp.	154,502	22,021,170
Amgen, Inc.(c)	10,876	2,463,196
Anthem, Inc.	27,624	12,481,904
Baxter International, Inc.	13,645	1,159,416
Becton, Dickinson and Co.	7,335	1,989,839
Biogen, Inc.(b)	3,347	706,250
Bio-Rad Laboratories, Inc., Class A(b)	362	226,598
Bio-Techne Corp.	196	82,204

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco S&P 500 Revenue ETF (RWL)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Health Care-(continued)
Boston Scientific Corp.(b)	24,697	$1,090,866
Bristol-Myers Squibb Co.	71,685	4,922,609
Cardinal Health, Inc.	306,902	16,575,777
Catalent, Inc.(b)	3,033	309,487
Centene Corp.(b)	137,953	11,397,677
Cerner Corp.	6,803	634,380
Charles River Laboratories International, Inc.(b)	862	250,980
Cigna Corp.	70,472	16,756,832
Cooper Cos., Inc. (The)	646	264,227
CVS Health Corp.	256,325	26,568,086
Danaher Corp.	7,854	2,155,216
DaVita, Inc.(b)	9,719	1,096,012
DENTSPLY SIRONA, Inc.	7,038	381,037
DexCom, Inc.(b)	377	156,044
Edwards Lifesciences Corp.(b)	3,707	416,556
Eli Lilly and Co.	10,112	2,527,494
Gilead Sciences, Inc.	34,945	2,110,678
HCA Healthcare, Inc.	21,147	5,293,306
Henry Schein, Inc.(b)	14,322	1,237,134
Hologic, Inc.(b)	6,690	476,127
Humana, Inc.	15,835	6,877,457
IDEXX Laboratories, Inc.(b)	468	249,140
Illumina, Inc.(b)	1,033	337,378
Incyte Corp.(b)	3,927	268,214
Intuitive Surgical, Inc.(b)	1,395	405,010
IQVIA Holdings, Inc.(b)	4,424	1,018,051
Johnson & Johnson	49,073	8,075,944
Laboratory Corp. of America Holdings(b)	5,115	1,387,495
McKesson Corp.	95,718	26,318,621
Medtronic PLC	25,161	2,641,653
Merck & Co., Inc.	59,813	4,580,480
Mettler-Toledo International, Inc.(b)	205	288,792
Moderna, Inc.(b)	4,102	630,067
Organon & Co.	24,435	912,159
PerkinElmer, Inc.	2,395	430,166
Pfizer, Inc.	116,663	5,476,161
Quest Diagnostics, Inc.	6,123	803,766
Regeneron Pharmaceuticals, Inc.(b)	1,799	1,112,430
ResMed, Inc.	1,145	282,529
STERIS PLC	1,511	362,640
Stryker Corp.	5,713	1,504,519
Teleflex, Inc.	748	251,560
Thermo Fisher Scientific, Inc.	5,416	2,946,304
UnitedHealth Group, Inc.	51,923	24,708,598
Universal Health Services, Inc., Class B	8,603	1,238,230
Vertex Pharmaceuticals, Inc.(b)	3,062	704,321
Viatris, Inc.	119,641	1,317,247
Waters Corp.(b)	703	222,661
West Pharmaceutical Services, Inc.	568	219,861
Zimmer Biomet Holdings, Inc.	5,609	713,409
Zoetis, Inc.	2,946	570,493

		242,578,474

Industrials-9.65%
3M Co.	17,704	2,631,700
A.O. Smith Corp.	3,616	247,985
Alaska Air Group, Inc.(b)	8,717	489,372
Allegion PLC	1,943	222,512
American Airlines Group, Inc.(b)(c)	121,079	2,088,613

	Shares	Value
Industrials-(continued)
AMETEK, Inc.	3,240	$420,520
Boeing Co. (The)(b)	27,211	5,587,507
C.H. Robinson Worldwide, Inc.	17,908	1,731,345
Carrier Global Corp.	32,064	1,439,032
Caterpillar, Inc.	21,156	3,968,442
Cintas Corp.	1,405	527,325
Copart, Inc.(b)	1,740	213,811
CSX Corp.	28,745	974,743
Cummins, Inc.	9,767	1,993,640
Deere & Co.	10,911	3,928,178
Delta Air Lines, Inc.(b)	56,883	2,270,769
Dover Corp.	4,026	631,518
Eaton Corp. PLC	10,173	1,569,592
Emerson Electric Co.	17,561	1,631,768
Equifax, Inc.	1,420	310,043
Expeditors International of Washington, Inc.	9,790	1,011,894
Fastenal Co.	8,082	415,900
FedEx Corp.	31,235	6,942,603
Fortive Corp.	6,141	397,630
Fortune Brands Home & Security, Inc.	6,169	536,086
Generac Holdings, Inc.(b)	891	281,084
General Dynamics Corp.	16,769	3,931,492
General Electric Co.	69,046	6,594,583
Honeywell International, Inc.	14,650	2,779,838
Howmet Aerospace, Inc.	14,153	508,376
Huntington Ingalls Industries, Inc.	4,616	943,510
IDEX Corp.	1,021	195,930
Illinois Tool Works, Inc.	5,212	1,127,564
Ingersoll Rand, Inc.	8,149	411,687
J.B. Hunt Transport Services, Inc.	5,104	1,035,755
Jacobs Engineering Group, Inc.	8,683	1,068,009
Johnson Controls International PLC	26,462	1,718,972
L3Harris Technologies, Inc.	7,411	1,869,869
Leidos Holdings, Inc.	13,583	1,383,293
Lockheed Martin Corp.	17,104	7,419,715
Masco Corp.	10,595	593,744
Nielsen Holdings PLC	18,356	319,762
Norfolk Southern Corp.	3,332	854,725
Northrop Grumman Corp.	8,908	3,938,583
Old Dominion Freight Line, Inc.	1,229	385,943
Otis Worldwide Corp.	14,663	1,148,553
PACCAR, Inc.	22,429	2,059,207
Parker-Hannifin Corp.	4,153	1,230,908
Pentair PLC	4,220	244,380
Quanta Services, Inc.	9,277	1,010,636
Raytheon Technologies Corp.	65,695	6,746,877
Republic Services, Inc.	7,167	862,047
Robert Half International, Inc.	4,860	584,609
Rockwell Automation, Inc.(c)	1,786	476,112
Rollins, Inc.(c)	6,579	214,673
Roper Technologies, Inc.	1,148	514,557
Snap-on, Inc.	1,864	391,776
Southwest Airlines Co.(b)(c)	26,901	1,178,264
Stanley Black & Decker, Inc.	7,842	1,275,893
Textron, Inc.	14,955	1,093,659
Trane Technologies PLC	6,027	927,736
TransDigm Group, Inc.(b)	713	475,279
Union Pacific Corp.	7,572	1,862,333
United Airlines Holdings, Inc.(b)(c)	40,153	1,782,793

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco S&P 500 Revenue ETF (RWL)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Industrials-(continued)
United Parcel Service, Inc., Class B	40,085	$8,434,686
United Rentals, Inc.(b)	2,361	759,345
Verisk Analytics, Inc.	1,161	205,892
W.W. Grainger, Inc.	2,208	1,053,348
Wabtec Corp.	7,562	701,905
Waste Management, Inc.	9,316	1,345,230
Xylem, Inc.	3,777	335,964

		116,461,624

Information Technology-10.38%
Accenture PLC, Class A	11,851	3,745,153
Adobe, Inc.(b)	2,055	961,082
Advanced Micro Devices, Inc.(b)	9,494	1,170,990
Akamai Technologies, Inc.(b)	2,651	286,997
Amphenol Corp., Class A	10,806	821,364
Analog Devices, Inc.	3,552	569,350
ANSYS, Inc.(b)	432	140,050
Apple, Inc.	181,440	29,959,373
Applied Materials, Inc.	13,404	1,798,817
Arista Networks, Inc.(b)	1,890	231,960
Autodesk, Inc.(b)	1,380	303,917
Automatic Data Processing, Inc.	5,761	1,177,779
Broadcom, Inc.	3,743	2,198,788
Broadridge Financial Solutions, Inc.	2,605	380,877
Cadence Design Systems, Inc.(b)	1,414	214,122
CDW Corp.	9,213	1,588,874
Ceridian HCM Holding, Inc.(b)(c)	805	58,693
Cisco Systems, Inc.	76,212	4,250,343
Citrix Systems, Inc.	3,477	356,392
Cognizant Technology Solutions Corp., Class A	19,455	1,675,659
Corning, Inc.	32,384	1,308,314
DXC Technology Co.(b)	48,360	1,645,691
Enphase Energy, Inc.(b)	539	89,851
EPAM Systems, Inc.(b)	444	92,241
F5, Inc.(b)(c)	1,036	208,081
Fidelity National Information Services, Inc.	11,537	1,098,668
Fiserv, Inc.(b)	13,576	1,325,968
FleetCor Technologies, Inc.(b)	1,070	250,594
Fortinet, Inc.(b)	850	292,842
Gartner, Inc.(b)	1,249	350,245
Global Payments, Inc.	5,873	783,341
Hewlett Packard Enterprise Co.	162,987	2,594,753
HP, Inc.	155,376	5,338,719
Intel Corp.	137,991	6,582,171
International Business Machines Corp.	53,375	6,538,971
Intuit, Inc.	1,346	638,502
IPG Photonics Corp.(b)(c)	748	97,502
Jack Henry & Associates, Inc.	1,026	181,397
Juniper Networks, Inc.	12,188	411,833
Keysight Technologies, Inc.(b)	2,200	346,214
KLA Corp.	1,648	574,328
Lam Research Corp.	1,980	1,111,473
Mastercard, Inc., Class A	4,521	1,631,267
Microchip Technology, Inc.	6,147	432,318
Micron Technology, Inc.	28,774	2,556,858
Microsoft Corp.	45,748	13,669,045
Monolithic Power Systems, Inc.	203	93,116
Motorola Solutions, Inc.	2,702	595,602
NetApp, Inc.	6,018	471,691

	Shares	Value
Information Technology-(continued)
NortonLifeLock, Inc.(c)	9,809	$284,265
NVIDIA Corp.	7,167	1,747,673
NXP Semiconductors N.V. (China)	4,141	787,287
Oracle Corp.	35,421	2,690,933
Paychex, Inc.	3,014	358,847
Paycom Software, Inc.(b)	222	75,305
PayPal Holdings, Inc.(b)	11,669	1,306,111
PTC, Inc.(b)	1,320	146,890
Qorvo, Inc.(b)	2,519	344,549
QUALCOMM, Inc.	16,255	2,795,697
salesforce.com, inc.(b)	8,352	1,758,347
Seagate Technology Holdings PLC	9,814	1,012,412
ServiceNow, Inc.(b)	758	439,579
Skyworks Solutions, Inc.	2,759	381,211
SolarEdge Technologies, Inc.(b)(c)	514	164,182
Synopsys, Inc.(b)	1,051	328,322
TE Connectivity Ltd. (Switzerland)	8,236	1,173,053
Teledyne Technologies, Inc.(b)(c)	813	349,086
Teradyne, Inc.	1,977	233,128
Texas Instruments, Inc.	7,962	1,353,460
Trimble, Inc.(b)	3,672	256,122
Tyler Technologies, Inc.(b)	252	107,922
VeriSign, Inc.(b)	500	106,860
Visa, Inc., Class A(c)	10,034	2,168,548
Western Digital Corp.(b)	27,665	1,409,255
Zebra Technologies Corp., Class A(b)	789	326,125

		125,307,345

Materials-3.20%
Air Products and Chemicals, Inc.	3,098	732,057
Albemarle Corp.	1,128	220,964
Amcor PLC	100,693	1,171,060
Avery Dennison Corp.	3,451	608,066
Ball Corp.	12,742	1,143,467
Celanese Corp.	4,326	602,525
CF Industries Holdings, Inc.	7,408	601,455
Corteva, Inc.	28,432	1,479,317
Dow, Inc.	83,351	4,914,375
DuPont de Nemours, Inc.	19,642	1,519,702
Eastman Chemical Co.	7,531	892,198
Ecolab, Inc.	4,768	840,408
FMC Corp.	3,901	457,392
Freeport-McMoRan, Inc.	47,958	2,251,628
International Flavors & Fragrances, Inc.	5,982	795,606
International Paper Co.	42,576	1,853,333
Linde PLC (United Kingdom)	7,912	2,320,115
LyondellBasell Industries N.V., Class A	40,798	3,966,789
Martin Marietta Materials, Inc.	1,060	402,164
Mosaic Co. (The)	26,486	1,388,661
Newmont Corp.	19,290	1,276,998
Nucor Corp.	24,679	3,248,250
Packaging Corp. of America	5,103	751,111
PPG Industries, Inc.	8,936	1,192,509
Sealed Air Corp.(c)	7,295	489,713
Sherwin-Williams Co. (The)	5,048	1,328,280
Vulcan Materials Co.	2,244	407,174
WestRock Co.	38,302	1,733,932

		38,589,249

Real Estate-0.81%
Alexandria Real Estate Equities, Inc.(c)	817	154,740

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P 500 Revenue ETF (RWL)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Real Estate-(continued)
American Tower Corp.	2,952	$669,720
AvalonBay Communities, Inc.	798	190,395
Boston Properties, Inc.(c)	2,218	271,284
CBRE Group, Inc., Class A(b)	22,422	2,171,571
Crown Castle International Corp.	2,858	476,114
Digital Realty Trust, Inc.	2,337	315,308
Duke Realty Corp.	1,619	85,807
Equinix, Inc.	732	519,522
Equity Residential	2,442	208,303
Essex Property Trust, Inc.	371	117,670
Extra Space Storage, Inc.	654	123,050
Federal Realty Investment Trust	623	73,252
Healthpeak Properties, Inc.	4,849	150,610
Host Hotels & Resorts, Inc.(b)	11,530	210,653
Iron Mountain, Inc.(c)	8,039	395,358
Kimco Realty Corp.	4,694	110,450
Mid-America Apartment Communities, Inc.(c)	708	144,864
Prologis, Inc.	2,574	375,418
Public Storage	840	298,217
Realty Income Corp.	2,405	158,946
Regency Centers Corp.	1,359	89,544
SBA Communications Corp., Class A	567	172,022
Simon Property Group, Inc.	2,897	398,511
UDR, Inc.	1,887	103,540
Ventas, Inc.	6,827	368,658
Vornado Realty Trust	3,242	140,314
Welltower, Inc.	4,879	406,372
Weyerhaeuser Co.	22,276	866,091

		9,766,304

Utilities-2.51%
AES Corp. (The)	39,672	842,237
Alliant Energy Corp.	5,376	313,958
Ameren Corp.	6,268	538,735
American Electric Power Co., Inc.	17,115	1,551,475
American Water Works Co., Inc.	1,954	295,230
Atmos Energy Corp.(c)	3,149	345,792
CenterPoint Energy, Inc.	25,702	702,950
CMS Energy Corp.	10,132	648,549
Consolidated Edison, Inc.	14,159	1,214,417
Constellation Energy Corp.	21,236	976,431

	Shares	Value
Utilities-(continued)
Dominion Energy, Inc.	15,891	$1,263,811
DTE Energy Co.	10,962	1,332,870
Duke Energy Corp.	21,524	2,161,225
Edison International	19,444	1,233,138
Entergy Corp.	9,349	983,608
Evergy, Inc.	7,366	459,712
Eversource Energy	9,716	794,769
Exelon Corp.	63,983	2,723,116
FirstEnergy Corp.	24,640	1,031,184
NextEra Energy, Inc.	20,206	1,581,524
NiSource, Inc.	16,074	465,021
NRG Energy, Inc.	50,068	1,894,573
Pinnacle West Capital Corp.(c)	5,004	354,433
PPL Corp.	19,208	502,673
Public Service Enterprise Group, Inc.	14,219	921,818
Sempra Energy	8,755	1,262,646
Southern Co. (The)	30,787	1,994,074
WEC Energy Group, Inc.	7,612	691,779
Xcel Energy, Inc.	17,298	1,164,674

		30,246,422

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $963,909,861)		1,205,963,553

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.64%
Invesco Private Government Fund, 0.12%(d)(e)(f)	5,964,626	5,964,626
Invesco Private Prime Fund, 0.08%(d)(e)(f)	13,916,070	13,917,462

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,882,087)		19,882,088

TOTAL INVESTMENTS IN SECURITIES-101.53% (Cost $983,791,948)		1,225,845,641
OTHER ASSETS LESS LIABILITIES-(1.53)%		(18,517,224)

NET ASSETS-100.00%		$1,207,328,417

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Invesco Ltd.	$449,253	$245,476	$(9,486)	$(106,661)	$4,881	$583,463	$8,420

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P 500 Revenue ETF (RWL)–(continued)

February 28, 2022

(Unaudited)

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$9,737,779	$(9,737,779)	$-	$-	$-	$70

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	1,278,231	58,491,877	(53,805,482)	-	-	5,964,626	798	*

Invesco Private Prime Fund	2,982,538	139,567,104	(128,628,134)	1	(4,047)	13,917,462	6,923	*

Total	$4,710,022	$208,042,236	$(192,180,881)	$(106,660)	$834	$20,465,551	$16,211

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Health Care	20.09

Financials	12.97

Consumer Staples	12.60

Consumer Discretionary	11.46

Information Technology	10.38

Industrials	9.65

Communication Services	8.12

Energy	8.10

Materials	3.20

Sector Types Each Less Than 3%	3.32

Money Market Funds Plus Other Assets Less Liabilities	0.11

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P MidCap 400 Revenue ETF (RWK)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-0.84%
Cable One, Inc.	217	$310,928
Iridium Communications, Inc.(b)	3,584	141,891
John Wiley & Sons, Inc., Class A	8,729	439,156
New York Times Co. (The), Class A(c)	10,753	473,025
TEGNA, Inc.	35,472	813,018
TripAdvisor, Inc.(b)(c)	7,080	180,115
World Wrestling Entertainment, Inc., Class A(c)	5,009	296,833
Yelp, Inc.(b)	6,626	224,555
Ziff Davis, Inc.(b)	3,931	395,459

		3,274,980

Consumer Discretionary-22.26%
Adient PLC(b)(c)	69,927	3,129,233
American Eagle Outfitters, Inc.(c)	44,566	939,451
AutoNation, Inc.(b)	50,281	5,765,219
Boyd Gaming Corp.(b)	12,099	858,303
Brunswick Corp.	14,076	1,344,540
Callaway Golf Co.(b)(c)	24,173	598,040
Capri Holdings Ltd.(b)	18,668	1,264,570
Carter’s, Inc.	7,768	751,010
Choice Hotels International, Inc.	1,598	230,671
Churchill Downs, Inc.	1,610	387,801
Columbia Sportswear Co.	6,972	646,444
Cracker Barrel Old Country Store, Inc.(c)	5,608	752,986
Crocs, Inc.(b)	3,238	271,118
Dana, Inc.	95,152	1,771,730
Deckers Outdoor Corp.(b)	1,784	514,934
Dick’s Sporting Goods, Inc.(c)	25,675	2,695,875
Five Below, Inc.(b)	3,241	530,260
Foot Locker, Inc.(c)	48,000	1,517,760
Fox Factory Holding Corp.(b)	1,651	194,851
GameStop Corp., Class A(b)(c)	8,524	1,051,350
Gentex Corp.	12,573	380,585
Goodyear Tire & Rubber Co. (The)(b)(c)	176,946	2,740,894
Graham Holdings Co., Class B	1,285	772,452
Grand Canyon Education, Inc.(b)	2,763	239,911
H&R Block, Inc.(c)	30,856	765,537
Hanesbrands, Inc.(c)	94,588	1,461,385
Harley-Davidson, Inc.	33,196	1,370,995
Helen of Troy Ltd.(b)(c)	2,147	441,573
KB Home	28,470	1,099,227
Kohl’s Corp.(c)	89,224	4,962,639
Lear Corp.	25,318	3,983,534
Leggett & Platt, Inc.(c)	28,473	1,055,779
Lithia Motors, Inc., Class A	17,161	5,848,812
Macy’s, Inc.	211,943	5,493,563
Marriott Vacations Worldwide Corp.	5,308	852,836
Mattel, Inc.(b)	60,260	1,505,295
Murphy USA, Inc.(c)	19,854	3,588,412
Nordstrom, Inc.(b)(c)	161,912	3,358,055
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	8,513	367,591
Papa John’s International, Inc.	3,801	406,023
Polaris, Inc.	18,616	2,262,030
RH(b)(c)	1,402	563,422
Scientific Games Corp.(b)	11,179	703,383
Service Corp. International	14,509	882,873

	Shares	Value
Consumer Discretionary-(continued)
Six Flags Entertainment Corp.(b)	8,036	$350,852
Skechers U.S.A., Inc., Class A(b)	31,826	1,463,359
Taylor Morrison Home Corp., Class A(b)(c)	45,422	1,339,949
Tempur Sealy International, Inc.	25,035	826,405
Texas Roadhouse, Inc.	8,822	837,296
Thor Industries, Inc.(c)	29,323	2,653,732
Toll Brothers, Inc.	26,905	1,459,865
TopBuild Corp.(b)	2,732	586,506
Travel + Leisure Co.	13,609	762,784
Tri Pointe Homes, Inc.(b)	33,184	742,326
Urban Outfitters, Inc.(b)(c)	34,190	940,567
Victoria’s Secret & Co.(b)(c)	28,523	1,529,688
Visteon Corp.(b)	5,887	707,441
Wendy’s Co. (The)	20,662	469,854
Williams-Sonoma, Inc.(c)	11,101	1,608,091
Wingstop, Inc.(c)	412	59,884
Wyndham Hotels & Resorts, Inc.	4,275	369,403
YETI Holdings, Inc.(b)(c)	3,598	221,493

		87,252,447

Consumer Staples-7.93%
BJ’s Wholesale Club Holdings, Inc.(b)	58,395	3,671,294
Boston Beer Co., Inc. (The), Class A(b)(c)	1,026	393,430
Casey’s General Stores, Inc.	11,886	2,235,519
Coty, Inc., Class A(b)	116,321	1,066,663
Darling Ingredients, Inc.(b)	17,107	1,239,915
Energizer Holdings, Inc.	18,615	621,555
Flowers Foods, Inc.	40,852	1,119,753
Grocery Outlet Holding Corp.(b)(c)	27,017	751,343
Hain Celestial Group, Inc. (The)(b)(c)	12,002	436,393
Ingredion, Inc.	16,936	1,502,901
Lancaster Colony Corp.	2,379	400,171
Nu Skin Enterprises, Inc., Class A	14,379	667,042
Performance Food Group Co.(b)	178,723	10,015,637
Pilgrim’s Pride Corp.(b)	119,470	2,817,103
Post Holdings, Inc.(b)(c)	14,775	1,553,443
Sanderson Farms, Inc.	5,580	996,532
Sprouts Farmers Market, Inc.(b)(c)	56,135	1,598,725

		31,087,419

Energy-3.46%
Antero Midstream Corp.(c)	24,097	241,934
ChampionX Corp.(b)	31,141	666,729
CNX Resources Corp.(b)(c)	34,907	570,380
DT Midstream, Inc.	4,192	222,595
EQT Corp.	56,407	1,305,258
Equitrans Midstream Corp.	35,154	225,337
HollyFrontier Corp.	114,684	3,492,128
Murphy Oil Corp.(c)	21,153	733,374
NOV, Inc.	94,157	1,614,793
Targa Resources Corp.	68,437	4,473,727

		13,546,255

Financials-11.32%
Affiliated Managers Group, Inc.	3,337	461,707
Alleghany Corp.(b)	3,980	2,634,442
American Financial Group, Inc.	12,395	1,678,159
Associated Banc-Corp.	12,059	294,119
Bank of Hawaii Corp.	1,957	168,654

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P MidCap 400 Revenue ETF (RWK)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Financials-(continued)
Bank OZK	6,243	$293,546
Brighthouse Financial, Inc.(b)	24,753	1,293,592
Cadence Bank	8,924	282,177
Cathay General Bancorp.	3,959	186,192
CNO Financial Group, Inc.	42,220	1,020,457
Commerce Bancshares, Inc.(c)	4,993	358,398
Cullen/Frost Bankers, Inc.	2,570	361,676
East West Bancorp, Inc.	5,580	488,585
Essent Group Ltd.	5,523	244,006
Evercore, Inc., Class A	5,542	703,889
F.N.B. Corp.	25,812	346,655
Federated Hermes, Inc., Class B(c)	9,079	296,611
First American Financial Corp.	28,676	1,922,439
First Financial Bankshares, Inc.	2,434	116,637
First Horizon Corp.	49,478	1,161,743
FirstCash Holdings, Inc.	6,053	436,058
Fulton Financial Corp.	14,783	266,390
Glacier Bancorp, Inc.(c)	3,388	187,695
Hancock Whitney Corp.	6,638	369,604
Hanover Insurance Group, Inc. (The)	9,400	1,311,394
Home BancShares, Inc.	7,591	177,705
Interactive Brokers Group, Inc., Class A	9,405	622,423
International Bancshares Corp.	3,481	149,718
Janus Henderson Group PLC	16,002	537,187
Jefferies Financial Group, Inc.	58,454	2,077,455
Kemper Corp.(c)	26,271	1,403,922
Kinsale Capital Group, Inc.	677	142,008
Mercury General Corp.	18,578	1,021,790
MGIC Investment Corp.	20,089	304,951
Navient Corp.	41,552	731,731
New York Community Bancorp, Inc.	34,269	395,464
Old Republic International Corp.	90,382	2,381,566
PacWest Bancorp.	6,598	326,073
Pinnacle Financial Partners, Inc.	3,244	327,904
Primerica, Inc.	4,213	547,227
PROG Holdings, Inc.(b)	14,752	452,001
Prosperity Bancshares, Inc.	3,971	295,681
Reinsurance Group of America, Inc.	38,519	4,270,216
RenaissanceRe Holdings Ltd. (Bermuda)	7,714	1,163,117
RLI Corp.	2,521	255,882
SEI Investments Co.	7,481	438,237
Selective Insurance Group, Inc.	9,737	810,021
SLM Corp.	28,305	557,608
Stifel Financial Corp.	15,817	1,162,549
Synovus Financial Corp.	10,929	575,412
Texas Capital Bancshares, Inc.(b)	4,267	284,182
UMB Financial Corp.	3,266	332,675
Umpqua Holdings Corp.	16,448	351,165
United Bankshares, Inc.(c)	7,609	278,642
Unum Group	134,202	3,746,920
Valley National Bancorp.	25,829	360,831
Washington Federal, Inc.	4,852	172,634
Webster Financial Corp.	5,511	331,817
Wintrust Financial Corp.	5,188	515,480

		44,387,019

Health Care-6.70%
Acadia Healthcare Co., Inc.(b)	9,357	530,636
Amedisys, Inc.(b)	3,328	533,279
Arrowhead Pharmaceuticals, Inc.(b)(c)	476	20,944

	Shares	Value
Health Care-(continued)
Bruker Corp.	7,100	$499,627
Chemed Corp.	1,001	478,768
Encompass Health Corp.	19,113	1,261,840
Envista Holdings Corp.(b)(c)	16,436	788,928
Exelixis, Inc.(b)	18,125	372,106
Globus Medical, Inc., Class A(b)	3,332	234,306
Haemonetics Corp.(b)	4,335	250,173
Halozyme Therapeutics, Inc.(b)	3,243	115,029
HealthEquity, Inc.(b)	4,366	234,498
ICU Medical, Inc.(b)	1,396	330,475
Integra LifeSciences Holdings Corp.(b)(c)	5,669	380,163
Jazz Pharmaceuticals PLC(b)	5,650	776,423
LHC Group, Inc.(b)	3,949	537,735
LivaNova PLC(b)(c)	3,048	240,244
Masimo Corp.(b)	1,051	165,480
Medpace Holdings, Inc.(b)	1,286	196,719
Molina Healthcare, Inc.(b)	20,362	6,248,487
Neogen Corp.(b)(c)	2,916	104,101
Neurocrine Biosciences, Inc.(b)	3,224	289,741
NuVasive, Inc.(b)(c)	5,328	288,351
Option Care Health, Inc.(b)	31,260	803,382
Patterson Cos., Inc.(c)	53,915	1,612,059
Penumbra, Inc.(b)(c)	694	153,888
Perrigo Co. PLC	28,698	1,019,353
Progyny, Inc.(b)(c)	2,431	95,684
Quidel Corp.(b)(c)	3,357	355,137
R1 RCM, Inc.(b)(c)	14,072	382,618
Repligen Corp.(b)	579	113,889
STAAR Surgical Co.(b)	580	46,006
Syneos Health, Inc.(b)	12,035	953,172
Tandem Diabetes Care, Inc.(b)	1,201	135,269
Tenet Healthcare Corp.(b)	62,379	5,363,970
United Therapeutics Corp.(b)(c)	2,134	354,671

		26,267,151

Industrials-19.80%
Acuity Brands, Inc.	4,189	763,948
AECOM	44,259	3,215,859
AGCO Corp.	22,111	2,656,858
ASGN, Inc.(b)	7,813	865,602
Avis Budget Group, Inc.(b)	8,028	1,472,656
Axon Enterprise, Inc.(b)	1,488	208,692
Brink’s Co. (The)(c)	15,602	1,093,076
Builders FirstSource, Inc.(b)	54,112	4,027,015
CACI International, Inc., Class A(b)	5,547	1,551,995
Carlisle Cos., Inc.	4,601	1,092,277
Clean Harbors, Inc.(b)	8,621	822,702
Colfax Corp.(b)	19,500	784,095
Crane Co	7,473	755,371
Curtiss-Wright Corp.	4,554	671,806
Donaldson Co., Inc.	12,240	664,265
Dycom Industries, Inc.(b)	8,020	698,221
EMCOR Group, Inc.	18,313	2,115,884
EnerSys	10,043	730,427
Flowserve Corp.	28,090	853,093
Fluor Corp.(b)(c)	130,177	2,819,634
FTI Consulting, Inc.(b)(c)	4,557	665,322
GATX Corp.	2,903	309,547
Graco, Inc.	5,850	421,727
GXO Logistics, Inc.(b)(c)	21,019	1,764,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P MidCap 400 Revenue ETF (RWK)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Industrials-(continued)
Hexcel Corp.	5,835	$337,847
Hubbell, Inc.	5,261	937,773
IAA, Inc.(b)	8,042	295,463
Insperity, Inc.(c)	10,229	920,099
ITT, Inc.	6,690	587,850
JetBlue Airways Corp.(b)	82,116	1,253,911
KBR, Inc.	33,473	1,661,600
Kennametal, Inc.	12,862	407,854
Kirby Corp.(b)	8,985	585,373
Knight-Swift Transportation Holdings, Inc.	21,699	1,182,162
Landstar System, Inc.	8,050	1,243,001
Lennox International, Inc.	3,023	806,929
Lincoln Electric Holdings, Inc.	5,490	699,755
ManpowerGroup, Inc.	52,239	5,551,961
MasTec, Inc.(b)(c)	20,477	1,612,769
MDU Resources Group, Inc.	47,610	1,274,520
Mercury Systems, Inc.(b)(c)	4,791	288,514
Middleby Corp. (The)(b)	4,000	710,480
MillerKnoll, Inc.	15,899	618,153
MSA Safety, Inc.	2,235	310,889
MSC Industrial Direct Co., Inc., Class A(c)	9,286	719,479
nVent Electric PLC	14,901	505,591
Oshkosh Corp.	16,702	1,854,590
Owens Corning	21,652	2,017,750
Regal Rexnord Corp.(c)	4,949	793,572
Ryder System, Inc.(c)	27,674	2,181,818
Saia, Inc.(b)	1,576	452,674
Science Applications International Corp.	21,213	1,860,168
Simpson Manufacturing Co., Inc.	2,704	320,451
Stericycle, Inc.(b)	10,858	633,673
Sunrun, Inc.(b)(c)	8,504	231,989
Terex Corp.	19,833	818,706
Tetra Tech, Inc.	4,533	719,704
Timken Co. (The)	14,247	934,033
Toro Co. (The)	9,339	876,092
Trex Co., Inc.(b)	1,905	174,955
Trinity Industries, Inc.(c)	14,515	418,903
Univar Solutions, Inc.(b)	79,182	2,431,679
Valmont Industries, Inc.	3,172	686,579
Vicor Corp.(b)	722	53,984
Watsco, Inc.	4,630	1,264,268
Werner Enterprises, Inc.	13,650	593,229
Woodward, Inc.(c)	5,033	627,263
XPO Logistics, Inc.(b)	56,723	4,122,628

		77,604,878

Information Technology-13.36%
ACI Worldwide, Inc.(b)	9,386	314,619
Alliance Data Systems Corp.	14,281	963,253
Amkor Technology, Inc.	59,874	1,357,344
Arrow Electronics, Inc.(b)	64,901	7,910,134
Aspen Technology, Inc.(b)	1,194	181,978
Avnet, Inc.	126,796	5,334,308
Azenta, Inc.(c)	2,327	203,659
Belden, Inc.	8,728	491,823
Blackbaud, Inc.(b)(c)	2,826	176,597
CDK Global, Inc.	10,480	475,163
Cerence, Inc.(b)(c)	1,215	43,874
Ciena Corp.(b)	11,253	769,930
Cirrus Logic, Inc.(b)	4,054	352,171

	Shares	Value
Information Technology-(continued)
CMC Materials, Inc.	1,966	$364,555
Cognex Corp.	3,213	217,070
Coherent, Inc.(b)	1,348	356,303
CommVault Systems, Inc.(b)	2,637	165,894
Concentrix Corp.(c)	7,700	1,539,153
Digital Turbine, Inc.(b)(c)	3,197	154,991
Envestnet, Inc.(b)	3,450	258,129
Fair Isaac Corp.(b)	784	369,413
First Solar, Inc.(b)	6,567	494,429
Genpact Ltd.	18,571	777,011
II-VI Incorporated(b)(c)	11,507	799,276
Jabil, Inc.	108,468	6,270,535
Kyndryl Holdings, Inc.(b)	252,559	4,005,586
Lattice Semiconductor Corp.(b)	1,517	94,995
Littelfuse, Inc.	1,536	396,611
LiveRamp Holdings, Inc.(b)	2,419	104,404
Lumentum Holdings, Inc.(b)(c)	4,204	415,607
Manhattan Associates, Inc.(b)	1,031	137,824
Maximus, Inc.	13,384	1,055,462
Mimecast Ltd.(b)	1,680	133,610
MKS Instruments, Inc.	4,274	643,664
National Instruments Corp.	7,890	316,783
NCR Corp.(b)(c)	39,381	1,595,718
Paylocity Holding Corp.(b)	685	145,521
Power Integrations, Inc.	1,870	168,300
Qualys, Inc.(b)	714	89,471
Sabre Corp.(b)(c)	41,231	450,655
SailPoint Technologies Holding, Inc.(b)(c)	2,108	87,208
Semtech Corp.(b)	1,979	137,303
Silicon Laboratories, Inc.(b)(c)	1,012	155,555
SiTime Corp.(b)(c)	157	31,736
SunPower Corp.(b)(c)	13,174	236,210
Synaptics, Inc.(b)	1,181	269,776
TD SYNNEX Corp.	52,024	5,297,604
Teradata Corp.(b)(c)	11,017	550,740
Universal Display Corp.(c)	837	129,660
ViaSat, Inc.(b)(c)	13,256	605,004
Vishay Intertechnology, Inc.(c)	35,360	678,558
Vontier Corp.	23,734	576,736
Western Union Co. (The)(c)	67,800	1,232,604
WEX, Inc.(b)	3,228	543,950
Wolfspeed, Inc.(b)(c)	1,203	123,572
Xerox Holdings Corp.	82,359	1,623,296

		52,375,335

Materials-9.41%
AptarGroup, Inc.	6,395	779,423
Ashland Global Holdings, Inc.	5,467	504,495
Avient Corp.	20,017	1,048,691
Cabot Corp.(c)	14,701	1,075,525
Chemours Co. (The)	45,406	1,253,205
Cleveland-Cliffs, Inc.(b)(c)	206,080	4,607,949
Commercial Metals Co	49,414	1,904,910
Eagle Materials, Inc.	2,557	349,874
Greif, Inc., Class A	20,157	1,158,826
Ingevity Corp.(b)(c)	4,503	307,240
Louisiana-Pacific Corp.	13,821	994,421
Minerals Technologies, Inc.	6,167	431,628
NewMarket Corp.	1,697	539,239
Olin Corp.	34,109	1,756,954

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P MidCap 400 Revenue ETF (RWK)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Materials-(continued)
Reliance Steel & Aluminum Co.	18,740	$3,576,904
Royal Gold, Inc.	1,574	190,863
RPM International, Inc.	15,264	1,290,876
Scotts Miracle-Gro Co. (The)(c)	7,854	1,100,031
Sensient Technologies Corp.	3,337	274,068
Silgan Holdings, Inc.	31,369	1,313,734
Sonoco Products Co.	22,344	1,312,040
Steel Dynamics, Inc.	63,279	4,466,232
United States Steel Corp.(c)	184,473	5,019,510
Valvoline, Inc.	20,619	666,612
Worthington Industries, Inc.	16,861	961,414

		36,884,664

Real Estate-2.72%
American Campus Communities, Inc.	3,984	214,379
Apartment Income REIT Corp.	2,790	143,992
Brixmor Property Group, Inc.	11,326	284,509
Camden Property Trust	1,560	257,572
Corporate Office Properties Trust	5,923	155,242
Cousins Properties, Inc.(c)	4,568	176,462
CyrusOne, Inc.	3,109	280,898
Douglas Emmett, Inc.	6,454	204,592
EastGroup Properties, Inc.	446	85,079
EPR Properties	2,338	116,432
First Industrial Realty Trust, Inc.	1,788	102,953
Healthcare Realty Trust, Inc.	3,978	103,746
Highwoods Properties, Inc.	4,037	176,013
Hudson Pacific Properties, Inc.(c)	8,156	215,318
JBG SMITH Properties	5,355	142,871
Jones Lang LaSalle, Inc.(b)	17,111	4,213,070
Kilroy Realty Corp.	3,288	235,487
Kite Realty Group Trust(c)	3,203	70,242
Lamar Advertising Co., Class A	3,570	389,344
Life Storage, Inc.	1,256	158,997
Macerich Co. (The)(c)	10,984	168,055
Medical Properties Trust, Inc.	16,185	329,203
National Retail Properties, Inc.	3,717	158,381
National Storage Affiliates Trust	1,997	116,365
Omega Healthcare Investors, Inc.(c)	9,262	260,911
Park Hotels & Resorts, Inc.(b)	13,425	252,927
Pebblebrook Hotel Trust(c)	6,151	138,459
Physicians Realty Trust	6,019	97,869
PotlatchDeltic Corp.	5,624	308,758
PS Business Parks, Inc.	592	94,300
Rayonier, Inc.	6,493	257,772
Rexford Industrial Realty, Inc.	1,363	95,587
Sabra Health Care REIT, Inc.	10,770	144,641
SL Green Realty Corp.	2,838	225,678
Spirit Realty Capital, Inc.(c)	2,956	137,070
STORE Capital Corp.	5,224	160,481

		10,673,655

	Shares	Value
Utilities-2.14%
ALLETE, Inc.	5,125	$322,568
Black Hills Corp.	6,759	473,062
Essential Utilities, Inc.	8,676	408,726
Hawaiian Electric Industries, Inc.	16,344	669,777
IDACORP, Inc.	3,185	331,081
National Fuel Gas Co.	7,142	444,518
New Jersey Resources Corp.	12,966	565,577
NorthWestern Corp.	5,706	345,099
OGE Energy Corp.	23,982	900,524
ONE Gas, Inc.	5,700	473,613
PNM Resources, Inc.	9,105	411,273
Southwest Gas Holdings, Inc.	12,390	878,947
Spire, Inc.	8,595	576,810
UGI Corp.	40,799	1,568,314

		8,369,889

Total Common Stocks & Other Equity Interests (Cost $345,837,904)		391,723,692

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $55,885)	55,885	55,885

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $345,893,789)		391,779,577

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-18.54%
Invesco Private Government Fund, 0.12%(d)(e)(f)	21,800,329	21,800,329
Invesco Private Prime Fund, 0.08%(d)(e)(f)	50,862,068	50,867,155

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $72,671,429)		72,667,484

TOTAL INVESTMENTS IN SECURITIES-118.50% (Cost $418,565,218)		464,447,061
OTHER ASSETS LESS LIABILITIES-(18.50)%		(72,497,849)

NET ASSETS-100.00%		$391,949,212

Investment Abbreviations:

REIT-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P MidCap 400 Revenue ETF (RWK)–(continued)

February 28, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$106,364	$4,169,173	$(4,219,652)	$-	$-	$55,885	$19

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	7,318,420	62,967,710	(48,485,801)	-	-	21,800,329	2,157	*

Invesco Private Prime Fund	17,259,450	129,040,742	(95,420,870)	(3,945)	(8,222)	50,867,155	17,342	*

Total	$24,684,234	$196,177,625	$(148,126,323)	$(3,945)	$(8,222)	$72,723,369	$19,518

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Consumer Discretionary	22.26

Industrials	19.80

Information Technology	13.36

Financials	11.32

Materials	9.41

Consumer Staples	7.93

Health Care	6.70

Energy	3.46

Sector Types Each Less Than 3%	5.70

Money Market Funds Plus Other Assets Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P SmallCap 600 Revenue ETF (RWJ)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-2.34%
AMC Networks, Inc., Class A(b)(c)	66,398	$2,752,197
ATN International, Inc.	11,478	382,562
Cars.com, Inc.(b)	29,664	479,964
Cinemark Holdings, Inc.(b)(c)	47,160	827,186
Cogent Communications Holdings, Inc.	6,540	414,636
Consolidated Communications Holdings, Inc.(b)(c)	139,020	989,822
E.W. Scripps Co. (The), Class A(b)	95,918	2,135,135
Gannett Co., Inc.(b)(c)	545,598	2,706,166
Loyalty Ventures, Inc.(b)	20,425	490,200
Marcus Corp. (The)(b)(c)	15,121	274,900
QuinStreet, Inc.(b)(c)	27,992	314,910
Scholastic Corp.	30,031	1,263,704
Shenandoah Telecommunications Co.	7,915	176,900
TechTarget, Inc.(b)(c)	2,054	160,993
Telephone & Data Systems, Inc.	227,811	3,952,521
Thryv Holdings, Inc.(b)(c)	25,360	770,944

		18,092,740

Consumer Discretionary-20.67%
Aaron’s Co., Inc. (The)	63,535	1,333,600
Abercrombie & Fitch Co., Class A(b)	87,751	3,341,558
Adtalem Global Education, Inc.(b)	33,423	694,530
American Axle & Manufacturing Holdings, Inc.(b)(c)	464,917	4,305,131
American Public Education, Inc.(b)(c)	13,691	273,272
America’s Car-Mart, Inc.(b)(c)	8,599	827,052
Asbury Automotive Group, Inc.(b)(c)	46,232	8,974,094
Barnes & Noble Education, Inc.(b)	176,538	967,428
Bed Bath & Beyond, Inc.(b)(c)	438,683	7,409,356
Big Lots, Inc.(c)	116,351	4,044,361
BJ’s Restaurants, Inc.(b)	23,680	759,418
Bloomin’ Brands, Inc.(b)	165,035	4,061,511
Boot Barn Holdings, Inc.(b)	7,695	669,619
Brinker International, Inc.(b)	81,693	3,475,220
Buckle, Inc. (The)(c)	20,616	742,176
Caleres, Inc.	97,649	2,027,193
Cato Corp. (The), Class A	37,431	658,786
Cavco Industries, Inc.(b)	3,357	915,219
Century Communities, Inc.	39,183	2,496,741
Cheesecake Factory, Inc. (The)(b)(c)	55,632	2,380,493
Chico’s FAS, Inc.(b)(c)	266,984	1,254,825
Children’s Place, Inc. (The)(b)(c)	17,926	1,128,621
Chuy’s Holdings, Inc.(b)	10,989	358,241
Conn’s, Inc.(b)(c)	66,492	1,219,463
Cooper-Standard Holdings, Inc.(b)	78,928	1,003,964
Dave & Buster’s Entertainment, Inc.(b)	21,361	925,786
Designer Brands, Inc., Class A(b)(c)	164,223	2,143,110
Dine Brands Global, Inc.(c)	9,140	766,298
Dorman Products, Inc.(b)	9,541	891,320
El Pollo Loco Holdings, Inc.(b)(c)	28,966	384,379
Ethan Allen Interiors, Inc.(c)	24,070	627,264
Fiesta Restaurant Group, Inc.(b)	41,363	416,525
Fossil Group, Inc.(b)(c)	145,196	1,963,050
Genesco, Inc.(b)(c)	31,115	1,996,027
Gentherm, Inc.(b)	11,119	943,336
G-III Apparel Group Ltd.(b)	78,786	2,185,524

	Shares	Value
Consumer Discretionary-(continued)
Group 1 Automotive, Inc.	55,211	$10,044,537
Guess?, Inc.(c)	86,017	1,883,772
Haverty Furniture Cos., Inc., (Acquired 11/17/2014 - 02/18/2022; Cost $793,741)(c)(d)	26,618	756,217
Hibbett, Inc.(c)	18,992	856,159
Installed Building Products, Inc.(c)	11,307	1,093,387
iRobot Corp.(b)(c)	20,781	1,291,747
Kontoor Brands, Inc.	39,541	1,958,861
La-Z-Boy, Inc.	49,507	1,444,614
LCI Industries(c)	21,468	2,673,195
LGI Homes, Inc.(b)(c)	16,751	2,112,804
Liquidity Services, Inc.(b)	10,179	175,384
LL Flooring Holdings, Inc.(b)(c)	56,458	906,716
M.D.C. Holdings, Inc.(c)	74,458	3,301,468
M/I Homes, Inc.(b)	47,307	2,331,762
MarineMax, Inc.(b)(c)	30,725	1,405,976
Meritage Homes Corp.(b)	35,228	3,472,776
Monarch Casino & Resort, Inc.(b)	4,187	326,167
Monro, Inc.	18,761	875,764
Motorcar Parts of America, Inc.(b)(c)	27,518	444,416
Movado Group, Inc.	14,349	565,638
ODP Corp. (The)(b)	199,192	8,764,448
Oxford Industries, Inc.	8,427	744,863
Patrick Industries, Inc.	42,500	3,031,950
Perdoceo Education Corp.(b)	51,810	542,451
PetMed Express, Inc.(c)	9,361	252,279
Red Robin Gourmet Burgers, Inc.(b)(c)	53,859	945,225
Rent-A-Center, Inc.(c)	69,907	1,986,058
Ruth’s Hospitality Group, Inc.(c)	16,651	413,111
Sally Beauty Holdings, Inc.(b)(c)	156,985	2,712,701
Shake Shack, Inc., Class A(b)(c)	7,833	585,282
Shoe Carnival, Inc.(c)	27,443	800,238
Shutterstock, Inc.	5,707	516,655
Signet Jewelers Ltd.(c)	69,308	4,886,214
Sleep Number Corp.(b)(c)	25,384	1,667,729
Sonic Automotive, Inc., Class A(c)	202,043	10,851,730
Standard Motor Products, Inc.	20,804	909,343
Steven Madden Ltd.	28,589	1,219,607
Strategic Education, Inc.(c)	17,209	1,015,675
Sturm Ruger & Co., Inc.(c)	9,610	695,860
Tupperware Brands Corp.(b)(c)	98,106	1,788,472
Unifi, Inc.(b)	25,742	483,177
Universal Electronics, Inc.(b)	13,710	455,583
Vera Bradley, Inc.(b)	53,322	403,114
Vista Outdoor, Inc.(b)(c)	55,845	2,035,550
Winnebago Industries, Inc.(c)	45,112	2,890,326
Wolverine World Wide, Inc.	60,803	1,400,293
WW International, Inc.(b)	64,231	654,514
Zumiez, Inc.(b)(c)	20,631	917,873

		160,056,172

Consumer Staples-9.76%
Andersons, Inc. (The)	277,405	12,649,668
B&G Foods, Inc.(c)	56,633	1,676,337
Calavo Growers, Inc.	21,437	915,146
Cal-Maine Foods, Inc.(c)	32,397	1,434,215
Celsius Holdings, Inc.(b)(c)	3,111	198,762

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P SmallCap 600 Revenue ETF (RWJ)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
Central Garden & Pet Co.(b)(c)	27,712	$1,311,886
Central Garden & Pet Co., Class A(b)	30,762	1,354,758
Chefs’ Warehouse, Inc. (The)(b)(c)	39,375	1,293,469
Coca-Cola Consolidated, Inc.	8,567	4,257,199
Edgewell Personal Care Co.(c)	40,011	1,427,592
elf Beauty, Inc.(b)	9,851	260,362
Fresh Del Monte Produce, Inc.	137,603	3,561,166
Inter Parfums, Inc.	7,467	693,535
J&J Snack Foods Corp.	6,636	1,086,446
John B. Sanfilippo & Son, Inc.	8,402	668,127
Medifast, Inc.	6,065	1,128,090
MGP Ingredients, Inc.(c)	5,622	447,567
National Beverage Corp.(c)	19,092	840,239
PriceSmart, Inc.	42,332	3,078,383
Seneca Foods Corp., Class A(b)	26,059	1,296,435
Simply Good Foods Co. (The)(b)	22,744	901,345
SpartanNash Co.	315,104	8,867,027
Tootsie Roll Industries, Inc.(c)	11,797	398,149
TreeHouse Foods, Inc.(b)(c)	92,466	3,629,291
United Natural Foods, Inc.(b)	435,392	17,515,820
Universal Corp.(c)	35,400	1,915,494
USANA Health Sciences, Inc.(b)	10,275	904,303
Vector Group Ltd.	134,621	1,509,101
WD-40 Co.(c)	1,753	371,443

		75,591,355

Energy-11.31%
Archrock, Inc.	89,513	747,434
Bristow Group, Inc.(b)	31,101	1,030,687
Callon Petroleum Co.(b)(c)	26,730	1,506,503
Civitas Resources, Inc.(c)	6,973	351,927
CONSOL Energy, Inc.(b)	38,085	1,170,733
Core Laboratories N.V.(c)	15,760	434,346
DMC Global, Inc.(b)(c)	5,233	153,850
Dorian LPG Ltd.(c)	20,604	283,923
Dril-Quip, Inc.(b)	13,819	398,540
Green Plains, Inc.(b)(c)	57,632	1,886,872
Helix Energy Solutions Group, Inc.(b)	173,494	702,651
Helmerich & Payne, Inc.(c)	41,403	1,500,031
Laredo Petroleum, Inc.(b)(c)	13,483	1,032,258
Matador Resources Co.	33,196	1,646,522
Nabors Industries Ltd.(b)(c)	16,801	2,109,198
Nabors Industries Ltd., Wts., expiring 06/11/2026(b)	5,690	79,660
Oceaneering International, Inc.(b)	126,631	1,853,878
Oil States International, Inc.(b)	85,323	446,239
Par Pacific Holdings, Inc.(b)	248,825	3,384,020
Patterson-UTI Energy, Inc.	103,656	1,495,756
PBF Energy, Inc., Class A(b)(c)	1,500,327	24,935,435
ProPetro Holding Corp.(b)	73,331	936,437
Range Resources Corp.(b)(c)	125,093	2,870,884
Ranger Oil Corp.(b)(c)	12,132	409,576
Renewable Energy Group, Inc.(b)(c)	54,569	3,355,993
REX American Resources Corp.(b)	5,845	552,119
RPC, Inc.(b)(c)	135,438	1,187,791
SM Energy Co.(c)	54,416	1,932,312
Southwestern Energy Co.(b)(c)	692,566	3,455,904
Talos Energy, Inc.(b)(c)	87,734	1,378,301

	Shares	Value
Energy-(continued)
US Silica Holdings, Inc.(b)	88,502	$1,279,739
World Fuel Services Corp.	813,278	23,048,298

		87,557,817

Financials-9.47%
Allegiance Bancshares, Inc.	5,384	230,704
Ambac Financial Group, Inc.(b)	17,324	222,267
American Equity Investment Life Holding Co.	82,523	3,110,292
Ameris Bancorp	19,616	970,992
AMERISAFE, Inc.	5,215	245,627
Apollo Commercial Real Estate Finance, Inc.	23,861	311,386
Assured Guaranty Ltd	15,043	932,215
Axos Financial, Inc.(b)	11,020	603,235
B. Riley Financial, Inc.(c)	18,555	1,104,950
Banc of California, Inc.	12,549	246,588
BancFirst Corp.(c)	6,104	476,906
Bancorp, Inc. (The)(b)	10,405	304,866
BankUnited, Inc.	22,455	992,511
Banner Corp.	9,057	558,002
Berkshire Hills Bancorp, Inc.	13,292	413,381
Blucora, Inc.(b)	42,309	841,949
Brightsphere Investment Group, Inc.	16,717	399,035
Brookline Bancorp, Inc.	18,028	309,000
Capitol Federal Financial, Inc.	20,851	227,693
Central Pacific Financial Corp.	7,971	232,673
City Holding Co.(c)	2,420	192,801
Columbia Banking System, Inc.(c)	15,639	572,857
Community Bank System, Inc.	7,139	520,719
Customers Bancorp, Inc.(b)	11,703	720,320
CVB Financial Corp.(c)	19,096	450,284
Dime Community Bancshares, Inc.(c)	9,247	314,306
Donnelley Financial Solutions, Inc.(b)	18,509	594,139
Eagle Bancorp, Inc.	6,171	369,766
eHealth, Inc.(b)(c)	19,204	298,430
Ellington Financial, Inc.	8,502	150,230
Employers Holdings, Inc.	14,430	560,750
Encore Capital Group, Inc.(b)(c)	23,203	1,531,166
Enova International, Inc.(b)	23,573	961,071
EZCORP, Inc., Class A(b)(c)	88,748	531,601
FB Financial Corp.	13,507	600,251
First Bancorp	58,638	827,969
First Bancorp/Southern Pines NC	5,943	266,722
First Commonwealth Financial Corp.	22,522	363,730
First Financial Bancorp	24,419	600,219
First Hawaiian, Inc.	23,056	670,238
Flagstar Bancorp, Inc.	39,283	1,790,519
Franklin BSP Realty Trust, Inc.	11,627	153,476
Genworth Financial, Inc., Class A(b)	1,717,778	6,974,179
Granite Point Mortgage Trust, Inc.	14,502	162,712
Green Dot Corp., Class A(b)	33,025	946,166
Greenhill & Co., Inc.	16,122	285,037
Hanmi Financial Corp.	9,563	249,786
HCI Group, Inc.	3,038	189,146
Heritage Financial Corp.	9,170	240,437
Hilltop Holdings, Inc.	54,311	1,679,296
HomeStreet, Inc.	6,956	357,956
Hope Bancorp, Inc.(c)	35,634	604,353
Horace Mann Educators Corp.	29,791	1,239,008

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P SmallCap 600 Revenue ETF (RWJ)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Financials-(continued)
Independent Bank Corp.(c)	5,047	$434,092
Independent Bank Group, Inc.(c)	7,912	610,411
Invesco Mortgage Capital, Inc.(c)(e)	42,047	91,662
Investors Bancorp, Inc.	55,781	933,774
James River Group Holdings Ltd.	25,782	685,801
KKR Real Estate Finance Trust, Inc.(c)	10,777	231,382
Lakeland Financial Corp.(c)	2,712	217,530
LendingTree, Inc.(b)	8,023	970,863
Meta Financial Group, Inc.	8,167	452,370
Mr. Cooper Group, Inc.(b)	66,528	3,381,618
National Bank Holdings Corp., Class A	6,393	283,721
NBT Bancorp, Inc.	11,293	433,312
New York Mortgage Trust, Inc.	50,516	177,311
NMI Holdings, Inc., Class A(b)	19,398	448,870
Northfield Bancorp, Inc.	9,241	145,084
Northwest Bancshares, Inc.	33,748	475,172
OFG Bancorp	20,058	565,234
Pacific Premier Bancorp, Inc.	17,673	684,122
Palomar Holdings, Inc.(b)	2,815	181,370
Park National Corp.(c)	2,984	400,035
PennyMac Mortgage Investment Trust(c)	77,258	1,205,225
Piper Sandler Cos.	9,146	1,353,699
PRA Group, Inc.(b)(c)	20,279	905,052
Preferred Bank	2,682	210,483
ProAssurance Corp.	35,731	861,117
Provident Financial Services, Inc.	17,466	414,468
Ready Capital Corp.(c)	34,975	519,379
Redwood Trust, Inc.	43,087	447,674
Renasant Corp.	16,903	617,129
S&T Bancorp, Inc.	9,777	303,967
Safety Insurance Group, Inc.	9,520	794,349
Seacoast Banking Corp. of Florida	8,460	310,059
Selectquote, Inc.(b)(c)	89,910	279,620
ServisFirst Bancshares, Inc.(c)	4,613	403,084
Simmons First National Corp., Class A(c)	24,375	695,175
SiriusPoint Ltd. (Bermuda)(b)	214,408	1,584,475
Southside Bancshares, Inc.	5,355	223,250
Stewart Information Services Corp.	35,101	2,382,656
StoneX Group, Inc.(b)	20,771	1,567,172
Tompkins Financial Corp.	8,518	673,774
Triumph Bancorp, Inc.(b)	2,875	288,420
Trupanion, Inc.(b)(c)	3,778	338,622
TrustCo Bank Corp.	4,708	160,872
Trustmark Corp.	19,040	599,570
United Community Banks, Inc.	18,648	720,932
United Fire Group, Inc.	41,107	1,134,964
Universal Insurance Holdings, Inc.	59,180	684,121
Veritex Holdings, Inc.	7,624	309,763
Virtus Investment Partners, Inc.	2,590	623,206
Walker & Dunlop, Inc.	6,192	856,663
Westamerica Bancorporation	3,151	186,917
WisdomTree Investments, Inc.(c)	38,770	218,275
World Acceptance Corp.(b)(c)	1,980	389,011
WSFS Financial Corp.(c)	11,299	574,328

		73,345,117

Health Care-7.91%
Addus HomeCare Corp.(b)(c)	7,705	655,233
Allscripts Healthcare Solutions, Inc.(b)	71,580	1,392,947
AMN Healthcare Services, Inc.(b)	24,788	2,630,998

	Shares	Value
Health Care-(continued)
Amphastar Pharmaceuticals, Inc.(b)	16,263	$450,648
AngioDynamics, Inc.(b)(c)	9,811	230,853
ANI Pharmaceuticals, Inc.(b)	4,052	151,747
Anika Therapeutics, Inc.(b)	3,133	101,822
Apollo Medical Holdings, Inc.(b)(c)	8,530	410,464
Artivion, Inc.(b)(c)	13,037	254,873
Avanos Medical, Inc.(b)	21,074	745,809
Avid Bioservices, Inc.(b)(c)	3,188	65,290
BioLife Solutions, Inc.(b)(c)	2,357	55,390
Cara Therapeutics, Inc.(b)	9,910	102,767
Cardiovascular Systems, Inc.(b)	11,456	241,263
Coherus Biosciences, Inc.(b)(c)	18,099	213,387
Collegium Pharmaceutical, Inc.(b)(c)	15,108	294,153
Community Health Systems, Inc.(b)(c)	815,643	8,572,408
Computer Programs & Systems, Inc.(b)	7,959	244,978
CONMED Corp.(c)	6,136	896,838
Corcept Therapeutics, Inc.(b)	15,731	350,644
CorVel Corp.(b)	2,624	417,373
Covetrus, Inc.(b)	213,299	3,779,658
Cross Country Healthcare, Inc.(b)	41,345	923,234
Cutera, Inc.(b)(c)	4,778	183,284
Cytokinetics, Inc.(b)(c)	476	16,812
Eagle Pharmaceuticals, Inc.(b)(c)	3,268	154,871
Emergent BioSolutions, Inc.(b)(c)	34,866	1,442,755
Enanta Pharmaceuticals, Inc.(b)	1,172	82,532
Endo International PLC(b)(c)	542,526	1,687,256
Ensign Group, Inc. (The)	26,791	2,251,516
Fulgent Genetics, Inc.(b)(c)	10,551	657,327
Glaukos Corp.(b)	5,947	328,929
Hanger, Inc.(b)	55,690	1,009,103
Harmony Biosciences Holdings, Inc.(b)(c)	5,926	236,803
HealthStream, Inc.(b)	8,624	176,706
Heska Corp.(b)(c)	1,272	180,624
Innoviva, Inc.(b)(c)	19,662	377,707
Inogen, Inc.(b)	8,612	300,473
Integer Holdings Corp.(b)	11,959	1,003,001
Joint Corp. (The)(b)(c)	896	36,736
Lantheus Holdings, Inc.(b)	12,134	580,248
LeMaitre Vascular, Inc.	2,622	124,466
Ligand Pharmaceuticals, Inc.(b)(c)	1,614	163,369
MEDNAX, Inc.(b)	59,521	1,396,958
Meridian Bioscience, Inc.(b)(c)	14,868	376,160
Merit Medical Systems, Inc.(b)	14,159	920,760
Mesa Laboratories, Inc.	371	94,727
ModivCare, Inc.(b)	10,953	1,292,454
Myriad Genetics, Inc.(b)	21,295	519,172
Natus Medical, Inc.(b)	16,724	465,262
Nektar Therapeutics(b)(c)	2,515	25,754
NeoGenomics, Inc.(b)(c)	12,573	269,188
NextGen Healthcare, Inc.(b)	30,400	593,712
Omnicell, Inc.(b)(c)	5,011	647,822
OptimizeRx Corp.(b)(c)	823	37,274
OraSure Technologies, Inc.(b)(c)	23,469	183,058
Organogenesis Holdings, Inc.(b)(c)	38,669	287,697
Orthofix Medical, Inc.(b)	12,734	432,701
Owens & Minor, Inc.(c)	199,458	8,806,071
Pacira BioSciences, Inc.(b)(c)	7,636	509,245
Pennant Group, Inc. (The)(b)	17,782	288,957
Phibro Animal Health Corp., Class A	37,436	797,387
Prestige Consumer Healthcare, Inc.(b)	15,090	898,308

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P SmallCap 600 Revenue ETF (RWJ)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Health Care-(continued)
RadNet, Inc.(b)	40,104	$989,366
REGENXBIO, Inc.(b)(c)	2,445	64,083
Select Medical Holdings Corp.	177,263	4,103,638
Simulations Plus, Inc.(c)	824	32,457
Supernus Pharmaceuticals, Inc.(b)	16,539	528,421
SurModics, Inc.(b)(c)	1,999	89,715
Tabula Rasa HealthCare, Inc.(b)(c)	25,448	145,054
Tactile Systems Technology, Inc.(b)	8,682	176,766
Tivity Health, Inc.(b)(c)	15,314	417,766
uniQure N.V. (Netherlands)(b)(c)	14,825	251,877
US Physical Therapy, Inc.(c)	4,251	390,964
Vanda Pharmaceuticals, Inc.(b)	14,202	161,335
Varex Imaging Corp.(b)(c)	24,615	581,899
Vericel Corp.(b)(c)	3,382	139,372
Xencor, Inc.(b)(c)	4,023	125,960
Zynex, Inc.(c)	9,480	59,629

		61,278,264

Industrials-18.73%
AAON, Inc.	5,427	317,805
AAR Corp.(b)(c)	40,714	1,829,687
ABM Industries, Inc.(c)	111,775	5,010,873
Aerojet Rocketdyne Holdings, Inc.	43,274	1,676,868
AeroVironment, Inc.(b)	5,482	389,496
Alamo Group, Inc.	7,285	1,013,416
Albany International Corp., Class A	8,898	781,422
Allegiant Travel Co.(b)	6,644	1,156,654
American Woodmark Corp.(b)	23,385	1,252,968
Apogee Enterprises, Inc.	24,385	1,099,032
Applied Industrial Technologies, Inc.	27,899	2,820,589
ArcBest Corp.	28,391	2,631,278
Arcosa, Inc.	30,294	1,595,585
Astec Industries, Inc.	13,227	658,705
Atlas Air Worldwide Holdings, Inc.(b)(c)	36,924	2,893,365
AZZ, Inc.	13,878	683,214
Barnes Group, Inc.	22,660	1,052,557
Boise Cascade Co.	96,561	7,719,086
Brady Corp., Class A	19,026	876,718
Chart Industries, Inc.(b)(c)	6,413	926,037
CIRCOR International, Inc.(b)(c)	23,755	639,960
Comfort Systems USA, Inc.	25,654	2,205,731
CoreCivic, Inc.(b)	163,385	1,488,437
Deluxe Corp.	48,998	1,524,328
DXP Enterprises, Inc.(b)	30,128	864,975
Encore Wire Corp.	15,032	1,750,025
Enerpac Tool Group Corp.	19,910	343,448
EnPro Industries, Inc.	8,993	993,187
ESCO Technologies, Inc.	6,887	479,129
Exponent, Inc.	3,124	296,030
Federal Signal Corp.	23,116	834,719
Forrester Research, Inc.(b)	7,079	367,612
Forward Air Corp.	11,367	1,172,847
Franklin Electric Co., Inc.	14,029	1,186,292
GEO Group, Inc. (The)(c)	269,805	1,608,038
Gibraltar Industries, Inc.(b)	14,879	718,953
GMS, Inc.(b)	54,864	2,976,372
Granite Construction, Inc.(c)	78,227	2,367,931
Greenbrier Cos., Inc. (The)(c)	32,991	1,465,790
Griffon Corp.	76,939	1,773,444
Harsco Corp.(b)	113,970	1,357,383

	Shares	Value
Industrials-(continued)
Hawaiian Holdings, Inc.(b)(c)	55,080	$1,056,434
Healthcare Services Group, Inc.	84,026	1,329,291
Heartland Express, Inc.	30,733	441,326
Heidrick & Struggles International, Inc.	17,149	733,120
Hillenbrand, Inc.	48,438	2,310,977
HNI Corp.	43,081	1,752,966
Hub Group, Inc., Class A(b)	39,557	3,338,611
Insteel Industries, Inc.	13,151	488,034
Interface, Inc.	60,731	792,540
John Bean Technologies Corp.(c)	9,429	1,068,966
Kaman Corp.	14,786	641,860
KAR Auction Services, Inc.(b)(c)	117,570	2,170,342
Kelly Services, Inc., Class A	243,361	5,164,120
Korn Ferry	22,383	1,483,098
Lindsay Corp.	3,236	424,596
ManTech International Corp., Class A	31,379	2,616,067
Marten Transport Ltd.	47,674	822,377
Matson, Inc.	33,932	3,758,648
Matthews International Corp., Class A	39,048	1,295,613
Meritor, Inc.(b)	130,182	4,635,781
Moog, Inc., Class A	32,213	2,677,222
Mueller Industries, Inc.	51,366	2,930,430
MYR Group, Inc.(b)	19,286	1,730,918
National Presto Industries, Inc.	3,674	292,083
NOW, Inc.(b)	146,861	1,371,682
NV5 Global, Inc.(b)	4,591	492,385
Park Aerospace Corp.	3,250	45,078
PGT Innovations, Inc.(b)(c)	41,892	901,097
Pitney Bowes, Inc.	470,050	2,340,849
Powell Industries, Inc.	13,393	283,128
Proto Labs, Inc.(b)	8,023	451,133
Quanex Building Products Corp.	39,585	904,913
Resideo Technologies, Inc.(b)	192,418	4,952,839
Resources Connection, Inc.	32,635	541,741
SkyWest, Inc.(b)	52,645	1,479,851
SPX Corp.(b)	20,301	1,029,261
SPX FLOW, Inc.	15,107	1,297,540
Standex International Corp.	5,540	586,852
Tennant Co.	11,192	881,706
Titan International, Inc.(b)	170,414	1,908,637
Triumph Group, Inc.(b)	77,309	1,935,817
TrueBlue, Inc.(b)	64,560	1,756,032
UFP Industries, Inc.	74,875	6,420,531
UniFirst Corp.	7,566	1,371,338
US Ecology, Inc.(b)	23,846	1,131,254
Veritiv Corp.(b)	43,437	4,655,143
Viad Corp.(b)	6,400	223,616
Wabash National Corp.(c)	78,974	1,345,717

		145,063,546

Information Technology-8.71%
3D Systems Corp.(b)(c)	24,287	432,794
8x8, Inc.(b)(c)	27,648	358,318
ADTRAN, Inc.(c)	21,721	447,235
Advanced Energy Industries, Inc.	13,922	1,195,204
Agilysys, Inc.(b)	2,744	115,330
Alarm.com Holdings, Inc.(b)	7,594	499,913
Arlo Technologies, Inc.(b)	37,698	349,837
Axcelis Technologies, Inc.(b)	7,425	513,959
Badger Meter, Inc.	3,734	371,197

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P SmallCap 600 Revenue ETF (RWJ)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Information Technology-(continued)
Benchmark Electronics, Inc.	72,843	$1,904,116
Bottomline Technologies (DE), Inc.(b)	7,624	431,823
CalAmp Corp.(b)(c)	26,974	190,436
CEVA, Inc.(b)	2,206	89,939
Cohu, Inc.(b)	21,332	665,132
Comtech Telecommunications Corp.(c)	20,069	413,020
Consensus Cloud Solutions, Inc.(b)	10,507	584,820
CSG Systems International, Inc.	15,724	970,485
CTS Corp.	12,026	456,266
Diebold Nixdorf, Inc.(b)(c)	390,737	3,399,412
Digi International, Inc.(b)	10,554	211,924
Diodes, Inc.(b)	13,186	1,181,334
Ebix, Inc.	26,195	773,015
ePlus, Inc.(b)	24,746	1,160,587
EVERTEC, Inc.	9,791	395,165
ExlService Holdings, Inc.(b)	6,704	809,776
Extreme Networks, Inc.(b)	65,355	750,929
Fabrinet (Thailand)(b)	14,838	1,485,729
FARO Technologies, Inc.(b)	3,964	216,989
FormFactor, Inc.(b)	14,956	605,568
Harmonic, Inc.(b)(c)	37,385	348,054
Ichor Holdings Ltd.(b)(c)	19,939	702,451
Insight Enterprises, Inc.(b)(c)	75,948	7,898,592
InterDigital, Inc.(c)	4,985	321,134
Itron, Inc.(b)	27,220	1,297,577
Knowles Corp.(b)(c)	33,661	733,137
Kulicke & Soffa Industries, Inc. (Singapore)(c)	19,312	1,008,859
LivePerson, Inc.(b)(c)	10,228	207,424
MaxLinear, Inc.(b)	9,490	582,212
Methode Electronics, Inc.(c)	22,865	1,043,559
NETGEAR, Inc.(b)	38,012	1,011,499
NetScout Systems, Inc.(b)	22,317	694,728
OneSpan, Inc.(b)	10,880	149,926
Onto Innovation, Inc.(b)(c)	6,590	568,124
OSI Systems, Inc.(b)	10,658	859,781
PC Connection, Inc.	52,954	2,583,626
PDF Solutions, Inc.(b)	2,791	76,362
Perficient, Inc.(b)	4,260	434,094
Photronics, Inc.(b)	31,370	577,835
Plantronics, Inc.(b)(c)	53,417	1,504,757
Plexus Corp.(b)	30,615	2,494,204
Progress Software Corp.	8,881	391,475
Rambus, Inc.(b)(c)	8,634	233,118
Rogers Corp.(b)	2,847	777,231
Sanmina Corp.(b)	147,705	5,875,705
ScanSource, Inc.(b)	81,014	2,558,422
SMART Global Holdings, Inc.(b)(c)	41,487	1,138,818
SPS Commerce, Inc.(b)	2,212	287,228
TTEC Holdings, Inc.	22,126	1,759,017
TTM Technologies, Inc.(b)	130,772	1,643,804
Ultra Clean Holdings, Inc.(b)	28,191	1,291,430
Unisys Corp.(b)	91,262	1,950,269
Veeco Instruments, Inc.(b)(c)	18,415	526,117
Viavi Solutions, Inc.(b)	63,477	1,041,023
Vonage Holdings Corp.(b)(c)	55,735	1,132,535
Xperi Holding Corp.	46,425	804,081

		67,488,460

	Shares	Value
Materials-7.49%
AdvanSix, Inc.	28,893	$1,157,454
Allegheny Technologies, Inc.(b)	149,661	3,852,274
American Vanguard Corp.	30,352	457,405
Arconic Corp.(b)(c)	184,932	5,677,412
Balchem Corp.	3,935	544,368
Carpenter Technology Corp.(c)	43,135	1,655,953
Century Aluminum Co.(b)(c)	121,272	2,864,445
Clearwater Paper Corp.(b)	35,623	1,027,011
Ferro Corp.(b)	43,912	954,208
FutureFuel Corp.	29,603	217,878
GCP Applied Technologies, Inc.(b)	25,761	813,532
Glatfelter Corp.	48,484	666,170
H.B. Fuller Co.	34,192	2,337,707
Hawkins, Inc.	15,208	688,314
Haynes International, Inc.	7,128	260,600
Innospec, Inc.	13,229	1,263,369
Kaiser Aluminum Corp.(c)	18,731	1,807,541
Koppers Holdings, Inc.(b)	44,292	1,268,080
Kraton Corp.(b)	34,039	1,570,900
Livent Corp.(b)(c)	11,610	273,416
Materion Corp.	13,846	1,156,833
Mercer International, Inc. (Germany)	122,455	1,637,223
Myers Industries, Inc.	29,576	491,553
Neenah, Inc.	17,763	691,869
O-I Glass, Inc.(b)(c)	468,997	5,993,782
Olympic Steel, Inc.	77,744	2,081,207
Quaker Chemical Corp.(c)	6,016	1,116,630
Rayonier Advanced Materials, Inc.(b)(c)	238,545	1,400,259
Schweitzer-Mauduit International, Inc., Class A	37,783	1,179,585
Stepan Co.	15,981	1,655,951
SunCoke Energy, Inc.	184,946	1,466,622
Sylvamo Corp.(b)(c)	91,968	3,209,683
TimkenSteel Corp.(b)(c)	66,212	1,193,802
Tredegar Corp.	59,475	684,557
Trinseo PLC(c)	71,103	3,694,512
Warrior Met Coal, Inc.	32,161	1,013,072

		58,025,177

Real Estate-2.79%
Acadia Realty Trust	11,186	239,828
Agree Realty Corp.	3,925	251,789
Alexander & Baldwin, Inc.	11,295	253,347
American Assets Trust, Inc.	8,323	304,289
Armada Hoffler Properties, Inc.	17,662	259,278
Brandywine Realty Trust	30,657	408,658
CareTrust REIT, Inc.	7,390	129,325
Centerspace	1,478	138,917
Chatham Lodging Trust(b)	11,316	155,595
Community Healthcare Trust, Inc.	1,667	69,514
DiamondRock Hospitality Co.(b)(c)	39,800	380,090
Diversified Healthcare Trust	444,675	1,280,664
Douglas Elliman, Inc.(b)	67,443	508,520
Easterly Government Properties, Inc.(c)	10,198	212,322
Essential Properties Realty Trust, Inc.	6,350	160,528
Four Corners Property Trust, Inc.	6,899	181,996
Franklin Street Properties Corp.	28,460	164,499
Getty Realty Corp.	4,037	111,219
Global Net Lease, Inc.	20,446	290,538
Hersha Hospitality Trust(b)	21,653	199,857

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P SmallCap 600 Revenue ETF (RWJ)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Real Estate-(continued)
Independence Realty Trust, Inc.	7,734	$195,438
Industrial Logistics Properties Trust	8,154	182,405
Innovative Industrial Properties, Inc.(c)	715	134,749
iStar, Inc.	19,079	479,264
LTC Properties, Inc.	4,241	143,473
LXP Industrial Trust(c)	18,716	289,349
Marcus & Millichap, Inc.(b)	18,718	930,846
NexPoint Residential Trust, Inc.	2,239	190,248
Office Properties Income Trust	20,245	507,137
Orion Office REIT, Inc.(b)(c)	2,328	39,646
RE/MAX Holdings, Inc., Class A	8,981	266,197
Realogy Holdings Corp.(b)(c)	410,242	7,458,200
Retail Opportunity Investments Corp.	12,746	231,467
RPT Realty	13,030	168,739
Safehold, Inc.(c)	2,011	123,395
Saul Centers, Inc.	3,912	180,069
Service Properties Trust	123,601	1,066,677
SITE Centers Corp.	28,826	448,244
St. Joe Co. (The)	3,862	208,664
Summit Hotel Properties, Inc.(b)(c)	26,828	265,329
Tanger Factory Outlet Centers, Inc.(c)	18,213	303,793
Uniti Group, Inc.(c)	69,858	906,058
Universal Health Realty Income Trust	1,184	67,618
Urstadt Biddle Properties, Inc., Class A	5,880	110,720
Veris Residential, Inc.(b)	14,754	249,343
Washington REIT	7,384	172,490
Whitestone REIT	10,751	126,647
Xenia Hotels & Resorts, Inc.(b)	24,020	445,331

		21,592,309

Utilities-0.80%
American States Water Co.	4,348	365,928
Avista Corp.	28,708	1,281,238
California Water Service Group	10,092	574,537
Chesapeake Utilities Corp.	3,425	455,354

	Shares	Value
Utilities-(continued)
Middlesex Water Co.	1,202	$120,188
Northwest Natural Holding Co.	14,907	775,313
South Jersey Industries, Inc.(c)	64,145	2,176,440
Unitil Corp.	8,592	433,810

		6,182,808

Total Common Stocks & Other Equity Interests (Cost $733,253,826)		774,273,765

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $92,887)	92,887	92,887

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $733,346,713)		774,366,652

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-23.46%
Invesco Private Government Fund, 0.12%(e)(f)(g)	54,522,202	54,522,202
Invesco Private Prime Fund, 0.08%(e)(f)(g)	127,165,307	127,178,027

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $181,710,075)		181,700,229

TOTAL INVESTMENTS IN SECURITIES-123.45% (Cost $915,056,788)		956,066,881
OTHER ASSETS LESS LIABILITIES-(23.45)%		(181,617,306)

NET ASSETS-100.00%		$774,449,575

Investment Abbreviations:

REIT -Real Estate Investment Trust

Wts. -Warrants

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)	Restricted security. The value of this security at February 28, 2022 represented less than 1% of the Fund’s Net Assets.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Invesco Mortgage Capital, Inc.	$-	$130,924	$(2,376)	$(36,936)	$50	$91,662	$6,187

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P SmallCap 600 Revenue ETF (RWJ)–(continued)

February 28, 2022

(Unaudited)

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$10,251,821	$(10,158,934)	$-	$-	$92,887	$29

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	19,362,671	117,044,651	(81,885,120)	-	-	54,522,202	5,385	*

Invesco Private Prime Fund	46,059,431	237,570,643	(156,426,397)	(9,846)	(15,804)	127,178,027	43,471	*

Total	$65,422,102	$364,998,039	$(248,472,827)	$(46,782)	$(15,754)	$181,884,778	$55,072

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Consumer Discretionary	20.67

Industrials	18.73

Energy	11.31

Consumer Staples	9.76

Financials	9.47

Information Technology	8.71

Health Care	7.91

Materials	7.49

Sector Types Each Less Than 3%	5.93

Money Market Funds Plus Other Assets Less Liabilities	0.02
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P Ultra Dividend Revenue ETF (RDIV)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.77%
Communication Services-3.57%
Omnicom Group, Inc.	323,072	$27,102,510

Consumer Discretionary-4.92%
Hanesbrands, Inc.(b)	721,458	11,146,526
Leggett & Platt, Inc.(b)	211,764	7,852,209
Newell Brands, Inc.	769,911	18,285,387

		37,284,122

Consumer Staples-7.49%
Kellogg Co.	369,801	23,645,076
Walgreens Boots Alliance, Inc.	718,930	33,135,484

		56,780,560

Energy-5.49%
Marathon Petroleum Corp.	535,013	41,661,462

Financials-17.77%
Associated Banc-Corp.	78,702	1,919,542
Citizens Financial Group, Inc.	241,092	12,638,043
F.N.B. Corp.	169,692	2,278,963
First Horizon Corp.	332,813	7,814,449
Franklin Resources, Inc.	442,274	13,148,806
Fulton Financial Corp.	94,935	1,710,729
KeyCorp.	510,062	12,787,254
Mercury General Corp.	126,759	6,971,745
Navient Corp.	332,785	5,860,344
Old Republic International Corp.	642,476	16,929,243
Principal Financial Group, Inc.	332,410	23,481,442
Umpqua Holdings Corp.	113,012	2,412,806
United Bankshares, Inc.(b)	52,364	1,917,570
Unum Group.	892,962	24,931,499

		134,802,435

Health Care-16.16%
Cardinal Health, Inc.	741,170	40,030,592
Merck & Co., Inc.	477,663	36,579,432
Patterson Cos., Inc.	390,202	11,667,040
Pfizer, Inc.	730,634	34,295,960

		122,573,024

Industrials-0.69%
MSC Industrial Direct Co., Inc., Class A	67,969	5,266,238

Information Technology-2.70%
Western Union Co. (The)(b)	489,837	8,905,236
Xerox Holdings Corp.	588,487	11,599,079

		20,504,315

Materials-2.92%
Amcor PLC	1,903,910	22,142,473

Real Estate-4.81%
American Campus Communities, Inc.	29,996	1,614,085
Boston Properties, Inc.	42,091	5,148,150
Corporate Office Properties Trust	44,756	1,173,055
Douglas Emmett, Inc.(b)	48,250	1,529,525
Federal Realty Investment Trust	12,781	1,502,790
Healthcare Realty Trust, Inc.	28,832	751,939
Healthpeak Properties, Inc.	90,780	2,819,627
Highwoods Properties, Inc.	29,418	1,282,625

	Shares	Value
Real Estate-(continued)
Realty Income Corp.	45,423	$3,002,006
Regency Centers Corp.	27,414	1,806,308
Simon Property Group, Inc.	57,795	7,950,280
STORE Capital Corp.	40,682	1,249,751
Ventas, Inc.	123,611	6,674,994

		36,505,135

Utilities-33.25%
ALLETE, Inc.	35,954	2,262,945
American Electric Power Co., Inc.	312,927	28,366,833
Black Hills Corp.	48,084	3,365,399
Consolidated Edison, Inc.	276,916	23,751,085
Dominion Energy, Inc.	298,309	23,724,515
DTE Energy Co.	211,364	25,699,749
Edison International	407,187	25,823,800
Entergy Corp.	180,350	18,974,623
Evergy, Inc.	150,009	9,362,062
FirstEnergy Corp.	458,520	19,189,062
National Fuel Gas Co.	52,076	3,241,210
New Jersey Resources Corp.	93,893	4,095,613
NiSource, Inc.	298,342	8,631,034
NorthWestern Corp.	40,036	2,421,377
Pinnacle West Capital Corp.	90,956	6,442,413
Southern Co. (The)	558,943	36,202,738
Southwest Gas Holdings, Inc.	92,767	6,580,891
Spire, Inc.	60,637	4,069,349

		252,204,698

Total Common Stocks & Other Equity Interests (Cost $710,087,700)		756,826,972

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $425,930)	425,930	425,930

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $710,513,630)		757,252,902

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.03%
Invesco Private Government Fund, 0.12%(c)(d)(e)	4,621,834	4,621,834
Invesco Private Prime Fund, 0.08%(c)(d)(e)	10,783,200	10,784,279

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,406,327)		15,406,113

TOTAL INVESTMENTS IN SECURITIES-101.86% (Cost $725,919,957)		772,659,015
OTHER ASSETS LESS LIABILITIES-(1.86)%		(14,075,195)

NET ASSETS-100.00%		$758,583,820

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P Ultra Dividend Revenue ETF (RDIV)–(continued)

February 28, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2022.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Invesco Ltd.	$10,878,839	$2,365,390	$(13,314,408)	$554,413	$(484,234)	$-	$-

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	-	12,483,933	(12,058,003)	-	-	425,930	95

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	1,271,511	50,493,004	(47,142,681)	-	-	4,621,834	866	*

Invesco Private Prime Fund	2,966,859	114,344,286	(106,523,326)	(214)	(3,326)	10,784,279	7,396	*

Total	$15,117,209	$179,686,613	$(179,038,418)	$554,199	$(487,560)	$15,832,043	$8,357

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2022

Utilities	33.25

Financials	17.77

Health Care	16.16

Consumer Staples	7.49

Energy	5.49

Consumer Discretionary	4.92

Real Estate	4.81

Communication Services	3.57

Sector Types Each Less Than 3%	6.31

Money Market Funds Plus Other Assets Less Liabilities	0.23

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Statements of Assets and Liabilities

February 28, 2022

(Unaudited)

	Invesco S&P 500 Revenue ETF (RWL)	Invesco S&P MidCap 400 Revenue ETF (RWK)	Invesco S&P SmallCap 600 Revenue ETF (RWJ)	Invesco S&P Ultra Dividend Revenue ETF (RDIV)
Assets:
Unaffiliated investments in securities, at value(a)	$1,205,380,090	$391,723,692	$774,182,103	$756,826,972
Affiliated investments in securities, at value	20,465,551	72,723,369	181,884,778	15,832,043
Cash	-	-	762	3,282
Receivable for:
Dividends	2,436,820	285,023	304,486	3,223,414
Securities lending	2,213	5,259	12,799	1,684

Total assets	1,228,284,674	464,737,343	956,384,928	775,887,395

Liabilities:
Due to custodian	714,298	-	-	-
Payable for:
Investments purchased	-	-	-	955,730
Investments purchased - affiliated broker	-	-	-	715,497
Collateral upon return of securities loaned	19,882,087	72,671,429	181,710,075	15,406,327
Accrued unitary management fees	359,872	116,702	225,278	226,021

Total liabilities	20,956,257	72,788,131	181,935,353	17,303,575

Net Assets	$1,207,328,417	$391,949,212	$774,449,575	$758,583,820

Net assets consist of:
Shares of beneficial interest	$996,821,497	$370,955,260	$841,592,389	$1,136,520,191
Distributable earnings (loss)	210,506,920	20,993,952	(67,142,814)	(377,936,371)

Net Assets	$1,207,328,417	$391,949,212	$774,449,575	$758,583,820

Shares outstanding (unlimited amount authorized, $0.01 par value)	15,501,400	4,311,400	6,481,400	18,050,000
Net asset value	$77.89	$90.91	$119.49	$42.03

Market price	$77.84	$90.86	$119.56	$42.01

Unaffiliated investments in securities, at cost	$963,376,266	$345,837,904	$733,125,228	$710,087,700

Affiliated investments in securities, at cost	$20,415,682	$72,727,314	$181,931,560	$15,832,257

(a)Includes securities on loan with an aggregate value of:	$19,328,496	$70,968,768	$178,984,890	$14,637,946

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Statements of Operations

For the six months ended February 28, 2022

(Unaudited)

	Invesco S&P 500 Revenue ETF (RWL)	Invesco S&P MidCap 400 Revenue ETF (RWK)	Invesco S&P SmallCap 600 Revenue ETF (RWJ)	Invesco S&P Ultra Dividend Revenue ETF (RDIV)
Investment income:
Unaffiliated dividend income	$10,503,818	$2,789,570	$3,956,844	$13,569,204
Affiliated dividend income	8,490	19	6,216	95
Securities lending income	9,940	24,671	77,973	9,265
Foreign withholding tax	-	-	(4,254)	-

Total investment income	10,522,248	2,814,260	4,036,779	13,578,564

Expenses:
Unitary management fees	2,148,220	768,816	1,376,607	1,406,005

Net expenses	2,148,220	768,816	1,376,607	1,406,005

Net investment income	8,374,028	2,045,444	2,660,172	12,172,559

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(2,894,875)	(4,172,039)	(796,347)	(9,832,936)
Affiliated investment securities	(4,047)	(8,222)	(15,804)	(500,308)
Unaffiliated in-kind redemptions	56,680,345	28,994,329	28,527,104	41,107,586
Affiliated in-kind redemptions	4,881	-	50	12,748

Net realized gain	53,786,304	24,814,068	27,715,003	30,787,090

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(26,329,161)	(26,350,082)	(26,352,512)	(15,507,125)
Affiliated investment securities	(106,660)	(3,945)	(46,782)	554,199

Change in net unrealized appreciation (depreciation)	(26,435,821)	(26,354,027)	(26,399,294)	(14,952,926)

Net realized and unrealized gain (loss)	27,350,483	(1,539,959)	1,315,709	15,834,164

Net increase in net assets resulting from operations	$35,724,511	$505,485	$3,975,881	$28,006,723

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

(This Page Intentionally Left Blank)

25

Statements of Changes in Net Assets

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	Invesco S&P 500 Revenue ETF (RWL)		Invesco S&P MidCap 400 Revenue ETF (RWK)
	Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021
Operations:
Net investment income	$8,374,028	$14,717,952	$2,045,444	$2,841,300
Net realized gain	53,786,304	46,375,044	24,814,068	47,755,587
Change in net unrealized appreciation (depreciation)	(26,435,821)	219,833,850	(26,354,027)	83,864,676

Net increase in net assets resulting from operations	35,724,511	280,926,846	505,485	134,461,563

Distributions to Shareholders from:
Distributable earnings	(7,772,209)	(14,732,391)	(2,042,031)	(2,621,053)

Shareholder Transactions:
Proceeds from shares sold	243,086,516	230,894,296	66,126,705	193,528,029
Value of shares repurchased	(112,808,758)	(230,073,228)	(66,457,568)	(140,916,965)

Net increase (decrease) in net assets resulting from share transactions	130,277,758	821,068	(330,863)	52,611,064

Net increase (decrease) in net assets	158,230,060	267,015,523	(1,867,409)	184,451,574

Net assets:
Beginning of period	1,049,098,357	782,082,834	393,816,621	209,365,047

End of period	$1,207,328,417	$1,049,098,357	$391,949,212	$393,816,621

Changes in Shares Outstanding:
Shares sold	3,125,000	3,450,000	730,000	2,340,000
Shares repurchased	(1,475,000)	(3,550,000)	(740,000)	(1,720,000)
Shares outstanding, beginning of period	13,851,400	13,951,400	4,321,400	3,701,400

Shares outstanding, end of period	15,501,400	13,851,400	4,311,400	4,321,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P SmallCap 600 Revenue ETF (RWJ)		Invesco S&P Ultra Dividend Revenue ETF (RDIV)
Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021

$2,660,172	$2,878,621	$12,172,559	$22,957,582
27,715,003	114,021,534	30,787,090	131,727,423
(26,399,294)	81,051,685	(14,952,926)	107,119,261

3,975,881	197,951,840	28,006,723	261,804,266

(2,569,576)	(2,423,825)	(12,282,239)	(36,059,664)

193,910,951	456,506,540	276,809,202	614,858,749
(63,977,343)	(236,349,496)	(274,021,307)	(705,034,060)

129,933,608	220,157,044	2,787,895	(90,175,311)

131,339,913	415,685,059	18,512,379	135,569,291

643,109,662	227,424,603	740,071,441	604,502,150

$774,449,575	$643,109,662	$758,583,820	$740,071,441

1,590,000	3,980,000	6,860,000	16,350,000
(540,000)	(2,150,000)	(6,780,000)	(19,530,000)
5,431,400	3,601,400	17,970,000	21,150,000

6,481,400	5,431,400	18,050,000	17,970,000

27

Financial Highlights

Invesco S&P 500 Revenue ETF (RWL)

	Six Months Ended February 28, 2022		Years Ended August 31,		Two Months Ended August 31,		Years Ended June 30,
	(Unaudited)		2021	2020	2019		2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$75.74		$56.06	$52.61	$53.43		$50.69	$46.43	$40.74

Net investment income(a)	0.58		1.06	1.08	0.20		1.03	0.90	0.83
Net realized and unrealized gain (loss) on investments	2.12		19.68	3.53	(1.02)		2.72	4.41	5.60

Total from investment operations	2.70		20.74	4.61	(0.82)		3.75	5.31	6.43

Distributions to shareholders from:
Net investment income	(0.55)		(1.06)	(1.16)	-		(1.01)	(1.05)	(0.74)

Net asset value at end of period	$77.89		$75.74	$56.06	$52.61		$53.43	$50.69	$46.43

Market price at end of period	$77.84	(b)	$75.74 (b)	$56.16 (b)	$52.62	(b)	$53.41 (b)

Net Asset Value Total Return(c)	3.61%		37.38%	9.09%	(1.54)%		7.51%	11.49%	15.96%
Market Price Total Return(c)	3.54%		37.13%	9.26%	(1.47)%		7.41%	11.46%	15.98%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,207,328		$1,049,098	$782,083	$918,178		$956,549	$917,494	$689,504
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39%	0.39	%(e)	0.39%	0.39%	0.42%
Expenses, prior to Waivers	0.39	%(d)	0.39%	0.39%	0.39	%(e)	0.39%	0.41%	0.52%
Net investment income	1.52	%(d)	1.60%	2.01%	2.26	%(e)	1.99%	1.81%	1.89%
Portfolio turnover rate(f)	7%		17%	14%	0	%(g)	19%	15%	15%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(f)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(g)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Financial Highlights–(continued)

Invesco S&P MidCap 400 Revenue ETF (RWK)

	Six Months Ended February 28, 2022		Years Ended August 31,		Two Months Ended August 31,		Years Ended June 30,
	(Unaudited)		2021	2020	2019		2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$91.13		$56.56	$56.44	$61.01		$61.05	$56.31	$47.74

Net investment income(a)	0.47		0.69	0.74	0.10		0.65	0.63	0.56
Net realized and unrealized gain (loss) on investments	(0.22)		34.51	0.21	(4.67)		(0.06)	4.70	8.68

Total from investment operations	0.25		35.20	0.95	(4.57)		0.59	5.33	9.24

Distributions to shareholders from:
Net investment income	(0.47)		(0.63)	(0.83)	-		(0.63)	(0.59)	(0.67)

Net asset value at end of period	$90.91		$91.13	$56.56	$56.44		$61.01	$61.05	$56.31

Market price at end of period	$90.86	(b)	$91.10 (b)	$56.62 (b)	$56.42	(b)	$60.91 (b)

Net Asset Value Total Return(c)	0.29%		62.54%	1.89%	(7.49)%		1.05%	9.48%	19.46%
Market Price Total Return(c)	0.25%		62.32%	2.03%	(7.37)%		0.90%	9.40%	19.45%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$391,949		$393,817	$209,365	$327,418		$356,996	$378,611	$329,502
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39%	0.39	%(e)	0.39%	0.39%	0.43%
Expenses, prior to Waivers	0.39	%(d)	0.39%	0.39%	0.39	%(e)	0.39%	0.42%	0.56%
Net investment income	1.04	%(d)	0.88%	1.30%	1.06	%(e)	1.09%	1.08%	1.05%
Portfolio turnover rate(f)	16%		34%	33%	0	%(g)	33%	34%	46%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(f)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(g)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Financial Highlights–(continued)

Invesco S&P SmallCap 600 Revenue ETF (RWJ)

	Six Months Ended February 28, 2022		Years Ended August 31,		Two Months Ended August 31,		Years Ended June 30,
	(Unaudited)		2021	2020	2019		2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$118.41		$63.15	$58.71	$63.30		$73.21	$66.03		$55.06

Net investment income(a)	0.45		0.66	0.89	0.11		0.79	0.69		0.55
Net realized and unrealized gain (loss) on investments	1.08		55.17	4.58	(4.70)		(9.90)	7.24		10.85

Total from investment operations	1.53		55.83	5.47	(4.59)		(9.11)	7.93		11.40

Distributions to shareholders from:
Net investment income	(0.45)		(0.57)	(1.03)	-		(0.80)	(0.75)		(0.43)

Net asset value at end of period	$119.49		$118.41	$63.15	$58.71		$63.30	$73.21		$66.03

Market price at end of period	$119.56	(b)	$118.25 (b)	$63.17 (b)	$58.69	(b)	$63.23 (b)

Net Asset Value Total Return(c)	1.33%		88.75%	9.63%	(7.25)%		(12.45)%	12.07	%(d)	20.75%
Market Price Total Return(c)	1.51%		88.42%	9.70%	(7.18)%		(12.57)%	12.10	%(d)	20.76%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$774,450		$643,110	$227,425	$349,395		$405,199	$508,897		$554,751
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(e)	0.39%	0.39%	0.39	%(f)	0.39%	0.39%		0.43%
Expenses, prior to Waivers	0.39	%(e)	0.39%	0.39%	0.39	%(f)	0.39%	0.42%		0.54%
Net investment income	0.75	%(e)	0.65%	1.50%	1.10	%(f)	1.15%	1.01%		0.86%
Portfolio turnover rate(g)	21%		40%	49%	1%		39%	38%		46%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

Total Return at Net Asset Value and Total Return at Market Value include payments by affiliate, without which Total Return at Net Asset Value and Total Return at Market Value would have been lower. Such payments positively impacted Total Return at Net Asset Value by 0.10% and Total Return at Market Value by 0.09%.

(e)	Annualized.
(f)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(g)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Financial Highlights–(continued)

Invesco S&P Ultra Dividend Revenue ETF (RDIV)

	Six Months Ended February 28, 2022		Years Ended August 31,		Two Months Ended August 31,		Years Ended June 30,
	(Unaudited)		2021	2020	2019		2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$41.18		$28.58	$35.65	$37.65		$38.19	$33.82	$31.52

Net investment income(a)	0.69		1.23	1.62	0.21		1.46	1.73	1.50
Net realized and unrealized gain (loss) on investments	0.86		13.29	(7.33)	(2.21)		(0.66)	4.56	1.96

Total from investment operations	1.55		14.52	(5.71)	(2.00)		0.80	6.29	3.46

Distributions to shareholders from:
Net investment income	(0.70)		(1.92)	(1.36)	-		(1.34)	(1.92)	(1.14)
Net realized gains	-		-	-	-		-	-	(0.02)

Total distributions	(0.70)		(1.92)	(1.36)	-		(1.34)	(1.92)	(1.16)

Net asset value at end of period	$42.03		$41.18	$28.58	$35.65		$37.65	$38.19	$33.82

Market price at end of period	$42.01	(b)	$41.16 (b)	$28.63 (b)	$35.67	(b)	$37.67 (b)

Net Asset Value Total Return(c)	3.87%		52.38%	(16.26)%	(5.31)%		2.26%	19.13%	11.10%
Market Price Total Return(c)	3.87%		52.06%	(16.17)%	(5.31)%		2.26%	19.12%	11.18%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$758,584		$740,071	$604,502	$1,572,300		$1,782,599	$610,987	$510,630
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39%	0.39	%(e)	0.39%	0.39%	0.41%
Expenses, prior to Waivers	0.39	%(d)	0.39%	0.39%	0.39	%(e)	0.39%	0.41%	0.52%
Net investment income	3.38	%(d)	3.37%	4.77%	3.36	%(e)	3.93%	4.90%	4.48%
Portfolio turnover rate(f)	44%		97%	98%	12%		122%	74%	81%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(f)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 28, 2022

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco S&P 500 Revenue ETF (RWL)	“S&P 500 Revenue ETF”

Invesco S&P MidCap 400 Revenue ETF (RWK)	“S&P MidCap 400 Revenue ETF”

Invesco S&P SmallCap 600 Revenue ETF (RWJ)	“S&P SmallCap 600 Revenue ETF”

Invesco S&P Ultra Dividend Revenue ETF (RDIV)	“S&P Ultra Dividend Revenue ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

S&P 500 Revenue ETF	S&P 500® Revenue-Weighted Index

S&P MidCap 400 Revenue ETF	S&P MidCap 400® Revenue-Weighted Index

S&P SmallCap 600 Revenue ETF	S&P SmallCap 600® Revenue-Weighted Index

S&P Ultra Dividend Revenue ETF	S&P 900® Dividend Revenue-Weighted Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A. Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market

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data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income

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per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C. Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E. Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H. Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for

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international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

On September 14, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, to serve as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also continues to serve as a lending agent. Prior to September 14, 2021, BNYM served as the sole securities lending agent for each Fund under the securities lending program. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the period September 14, 2021 through February 28, 2022, each Fund had affiliated securities lending transactions with Invesco. The fees paid to Invesco by each Fund (except for S&P MidCap 400 Revenue ETF and S&P SmallCap 600 Revenue ETF) were less than $500. S&P MidCap 400 Revenue ETF and S&P SmallCap 600 Revenue ETF) paid Invesco $845 and $1,971, respectively, in fees for securities lending agent services.

J. Other Risks

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund

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rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty.

The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)

S&P 500 Revenue ETF	0.39%

S&P MidCap 400 Revenue ETF	0.39%

S&P SmallCap 600 Revenue ETF	0.39%

S&P Ultra Dividend Revenue ETF	0.39%

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Further, through at least August 31, 2023, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended February 28, 2022, no fees were waived.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with S&P Dow Jones Indices LLC (the “Licensor”).

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended February 28, 2022, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

S&P 500 Revenue ETF	$12,002

S&P MidCap 400 Revenue ETF	14,140

S&P SmallCap 600 Revenue ETF	42,526

S&P Ultra Dividend Revenue ETF	30,795

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

For the six months ended February 28, 2022, the following Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains (Losses)*
S&P MidCap 400 Revenue ETF	$-	$847,714	$(220,915)

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

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The following is a summary of the tiered valuation input levels, as of February 28, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

S&P 500 Revenue ETF

Investments in Securities

Common Stocks & Other Equity Interests	$1,205,963,553	$-	$-	$1,205,963,553

Money Market Funds	-	19,882,088	-	19,882,088

Total Investments	$1,205,963,553	$19,882,088	$-	$1,225,845,641

S&P MidCap 400 Revenue ETF

Investments in Securities

Common Stocks & Other Equity Interests	$391,723,692	$-	$-	$391,723,692

Money Market Funds	55,885	72,667,484	-	72,723,369

Total Investments	$391,779,577	$72,667,484	$-	$464,447,061

S&P SmallCap 600 Revenue ETF

Investments in Securities

Common Stocks & Other Equity Interests	$774,273,765	$-	$-	$774,273,765

Money Market Funds	92,887	181,700,229	-	181,793,116

Total Investments	$774,366,652	$181,700,229	$-	$956,066,881

S&P Ultra Dividend Revenue ETF

Investments in Securities

Common Stocks & Other Equity Interests	$756,826,972	$-	$-	$756,826,972

Money Market Funds	425,930	15,406,113	-	15,832,043

Total Investments	$757,252,902	$15,406,113	$-	$772,659,015

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of August 31, 2021, as follows:

	No expiration
	Short-Term	Long-Term	Total*

S&P 500 Revenue ETF	$10,432,365	$73,061,456	$83,493,821

S&P MidCap 400 Revenue ETF	20,511,281	28,333,318	48,844,599

S&P SmallCap 600 Revenue ETF	33,191,459	100,646,308	133,837,767

S&P Ultra Dividend Revenue ETF	343,161,145	115,592,245	458,753,390

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

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NOTE 7–Investment Transactions

For the six months ended February 28, 2022, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

S&P 500 Revenue ETF	$75,737,612	$75,596,955

S&P MidCap 400 Revenue ETF	61,888,682	62,062,519

S&P SmallCap 600 Revenue ETF	145,731,822	145,048,660

S&P Ultra Dividend Revenue ETF	328,962,867	332,862,145

For the six months ended February 28, 2022, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales

S&P 500 Revenue ETF	$241,719,725	$111,343,231

S&P MidCap 400 Revenue ETF	65,965,487	66,070,554

S&P SmallCap 600 Revenue ETF	193,554,430	64,190,589

S&P Ultra Dividend Revenue ETF	276,568,922	269,116,606

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At February 28, 2022, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost

S&P 500 Revenue ETF	$260,048,555	$(23,309,544)	$236,739,011	$989,106,630

S&P MidCap 400 Revenue ETF	58,047,911	(13,577,567)	44,470,344	419,976,717

S&P SmallCap 600 Revenue ETF	88,951,767	(50,693,212)	38,258,555	917,808,326

S&P Ultra Dividend Revenue ETF	61,974,821	(15,327,502)	46,647,319	726,011,696

NOTE 8–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

39

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2022.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco S&P 500 Revenue ETF (RWL)

Actual	$1,000.00	$1,036.10	0.39%	$1.97

Hypothetical (5% return before expenses)	1,000.00	1,022.86	0.39	1.96

Invesco S&P MidCap 400 Revenue ETF (RWK)

Actual	1,000.00	1,002.90	0.39	1.94

Hypothetical (5% return before expenses)	1,000.00	1,022.86	0.39	1.96

Invesco S&P SmallCap 600 Revenue ETF (RWJ)

Actual	1,000.00	1,013.30	0.39	1.95

Hypothetical (5% return before expenses)	1,000.00	1,022.86	0.39	1.96

Invesco S&P Ultra Dividend Revenue ETF (RDIV)

Actual	1,000.00	1,038.70	0.39	1.97

Hypothetical (5% return before expenses)	1,000.00	1,022.86	0.39	1.96

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2022. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

40

(This Page Intentionally Left Blank)

(This Page Intentionally Left Blank)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2022 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	O-REV-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders
February 28, 2022
QQMG	Invesco ESG NASDAQ 100 ETF

QQJG	Invesco ESG NASDAQ Next Gen 100 ETF

QQQM	Invesco NASDAQ 100 ETF

QQQJ	Invesco NASDAQ Next Gen 100 ETF

2

Invesco ESG NASDAQ 100 ETF (QQMG)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-15.19%
Activision Blizzard, Inc.	696	$56,723
Alphabet, Inc., Class A(b)	128	345,746
Alphabet, Inc., Class C(b)	128	345,321
Baidu, Inc., ADR (China)(b)	153	23,323
Charter Communications, Inc., Class A(b)	106	63,789
Comcast Corp., Class A	3,009	140,701
Electronic Arts, Inc.	333	43,320
Match Group, Inc.(b)	165	18,396
Meta Platforms, Inc., Class A(b)	1,026	216,517
NetEase, Inc., ADR (China)	305	29,079
Netflix, Inc.(b)	441	173,983
Sirius XM Holdings, Inc.(c)	3,909	24,079
T-Mobile US, Inc.(b)	889	109,534

		1,590,511

Consumer Discretionary-10.80%
Airbnb, Inc., Class A(b)	219	33,176
Amazon.com, Inc.(b)	119	365,480
Booking Holdings, Inc.(b)	33	71,684
Dollar Tree, Inc.(b)	217	30,832
eBay, Inc.	624	34,064
JD.com, Inc., ADR (China)(b)	370	26,503
lululemon athletica, inc.(b)	127	40,633
Marriott International, Inc., Class A(b)	251	42,705
MercadoLibre, Inc. (Brazil)(b)	39	43,939
O’Reilly Automotive, Inc.(b)	79	51,290
Pinduoduo, Inc., ADR (China)(b)	199	10,320
Ross Stores, Inc.	379	34,637
Starbucks Corp.	957	87,843
Tesla, Inc.(b)	297	258,518

		1,131,624

Consumer Staples-5.49%
Costco Wholesale Corp.	315	163,564
Keurig Dr Pepper, Inc.	1,110	42,924
Kraft Heinz Co. (The)	286	11,217
Mondelez International, Inc., Class A	1,002	65,611
Monster Beverage Corp.(b)	264	22,281
PepsiCo, Inc.	1,422	232,838
Walgreens Boots Alliance, Inc.	802	36,964

		575,399

Health Care-5.02%
Align Technology, Inc.(b)	67	34,268
Amgen, Inc.(c)	496	112,334
Biogen, Inc.(b)	117	24,688
DexCom, Inc.(b)	53	21,937
Gilead Sciences, Inc.	963	58,165
IDEXX Laboratories, Inc.(b)	71	37,797
Illumina, Inc.(b)	190	62,054
Intuitive Surgical, Inc.(b)	155	45,001
Moderna, Inc.(b)	169	25,959
Regeneron Pharmaceuticals, Inc.(b)	89	55,034
Seagen, Inc.(b)	88	11,341
Vertex Pharmaceuticals, Inc.(b)	163	37,493

		526,071

	Shares	Value
Industrials-1.72%
Cintas Corp.	83	$31,152
Copart, Inc.(b)	174	21,381
CSX Corp.	2,037	69,075
Fastenal Co.	379	19,503
PACCAR, Inc.	178	16,342
Verisk Analytics, Inc.	128	22,699

		180,152

Information Technology-61.76%
Adobe, Inc.(b)	542	253,483
Advanced Micro Devices, Inc.(b)	1,423	175,513
ANSYS, Inc.(b)	92	29,825
Apple, Inc.	8,892	1,468,247
Applied Materials, Inc.	1,099	147,486
ASML Holding N.V., New York Shares (Netherlands)	98	65,318
Atlassian Corp. PLC, Class A(b)	126	38,521
Autodesk, Inc.(b)	232	51,093
Automatic Data Processing, Inc.	476	97,313
Broadcom, Inc.	259	152,147
Cadence Design Systems, Inc.(b)	318	48,155
Cisco Systems, Inc.	5,166	288,108
Cognizant Technology Solutions Corp., Class A	506	43,582
Crowdstrike Holdings, Inc., Class A(b)	190	37,090
Datadog, Inc., Class A(b)	199	32,061
DocuSign, Inc.(b)	189	22,383
Fiserv, Inc.(b)	613	59,872
Fortinet, Inc.(b)	143	49,266
Intel Corp.	4,015	191,516
Intuit, Inc.	286	135,670
KLA Corp.	149	51,927
Lam Research Corp.	153	85,887
Marvell Technology, Inc.	702	47,968
Microchip Technology, Inc.	218	15,332
Micron Technology, Inc.	1,069	94,991
Microsoft Corp.	4,714	1,408,496
NVIDIA Corp.	2,248	548,175
NXP Semiconductors N.V. (China)	228	43,347
Okta, Inc.(b)	160	29,254
Palo Alto Networks, Inc.(b)	109	64,773
Paychex, Inc.	353	42,028
PayPal Holdings, Inc.(b)	1,189	133,085
QUALCOMM, Inc.	1,034	177,838
Skyworks Solutions, Inc.	48	6,632
Splunk, Inc.(b)	153	18,069
Synopsys, Inc.(b)	169	52,794
Texas Instruments, Inc.	781	132,762
VeriSign, Inc.(b)	84	17,952
Workday, Inc., Class A(b)	223	51,078
Zoom Video Communications, Inc., Class A(b)	217	28,774
Zscaler, Inc.(b)	128	30,611

		6,468,422

Total Common Stocks & Other Equity Interests (Cost $11,375,099)		10,472,179

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco ESG NASDAQ 100 ETF (QQMG)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $9,341)	9,341	$9,341

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $11,384,440)		10,481,520

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.32%
Invesco Private Government Fund, 0.12%(d)(e)(f)	41,452	41,452

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.08%(d)(e)(f)	96,713	$96,722

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $138,174)		138,174

TOTAL INVESTMENTS IN SECURITIES-101.39% (Cost $11,522,614)		10,619,694
OTHER ASSETS LESS LIABILITIES-(1.39)%		(145,180)

NET ASSETS-100.00%		$10,474,514

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$40,411	$(31,070)	$-	$-	$9,341	$-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	85,763	(44,311)	-	-	41,452	1	*
Invesco Private Prime Fund	-	184,887	(88,163)	-	(2)	96,722	3	*

Total	$-	$311,061	$(163,544)	$-	$(2)	$147,515	$4

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco ESG NASDAQ 100 ETF (QQMG)–(continued)

February 28, 2022

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2022

Information Technology	61.76

Communication Services	15.19

Consumer Discretionary	10.80

Consumer Staples	5.49

Health Care	5.02

Industrials	1.72

Money Market Funds Plus Other Assets Less Liabilities	0.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-15.33%
Bilibili, Inc., ADR (China)(b)(c)	151	$4,773
Discovery, Inc., Class A(b)	338	9,481
Discovery, Inc., Class C(b)	659	18,432
DISH Network Corp., Class A(b)	436	13,935
Fox Corp., Class A	739	30,912
Fox Corp., Class B	575	22,000
IAC/InterActiveCorp.(b)	91	10,443
Liberty Broadband Corp., Class C(b)	234	34,328
Liberty Global PLC, Class A (United Kingdom)(b)	207	5,336
Liberty Global PLC, Class C (United Kingdom)(b)	423	10,943
Liberty Media Corp.-Liberty Formula One, Class C(b)	406	24,656
News Corp., Class A	920	20,534
News Corp., Class B	467	10,475
Paramount Global, Class B	1,261	38,599
Roku, Inc., Class A(b)	125	17,441
Take-Two Interactive Software, Inc.(b)	229	37,098
Yandex N.V., Class A (Russia)(b)(d)	265	4,601
ZoomInfo Technologies, Inc., Class A(b)	382	20,892

		334,879

Consumer Discretionary-14.25%
Etsy, Inc.(b)	222	34,386
Expedia Group, Inc.(b)	186	36,476
Hasbro, Inc.	357	34,647
Li Auto, Inc., ADR (China)(b)	506	15,408
LKQ Corp.	700	32,865
Pool Corp.	95	43,565
Tractor Supply Co.	262	53,393
Trip.com Group Ltd., ADR (China)(b)	777	20,062
Ulta Beauty, Inc.(b)	108	40,446

		311,248

Consumer Staples-2.51%
Coca-Cola Europacific Partners PLC (United Kingdom)	1,072	54,897

Health Care-15.07%
10X Genomics, Inc., Class A(b)	149	12,139
Alnylam Pharmaceuticals, Inc.(b)	108	17,048
BeiGene Ltd., ADR (China)(b)(c)	49	10,315
BioMarin Pharmaceutical, Inc.(b)	222	17,343
Bio-Techne Corp.	71	29,778
Bruker Corp.	246	17,311
Cerner Corp.	520	48,490
DENTSPLY SIRONA, Inc.	382	20,681
Guardant Health, Inc.(b)(c)	157	10,404
Hologic, Inc.(b)	233	16,583
Horizon Therapeutics PLC(b)	48	4,376
ICON PLC(b)	115	27,371
Incyte Corp.(b)	271	18,509
Insulet Corp.(b)	48	12,705
Masimo Corp.(b)	33	5,196
Novavax, Inc.(b)	53	4,419
Repligen Corp.(b)	128	25,178
Sanofi, ADR (France)	379	19,879
Viatris, Inc.	1,045	11,505

		329,230

	Shares	Value
Industrials-8.03%
American Airlines Group, Inc.(b)	578	$9,971
C.H. Robinson Worldwide, Inc.	227	21,946
CoStar Group, Inc.(b)	453	27,638
Expeditors International of Washington, Inc.	318	32,868
J.B. Hunt Transport Services, Inc.	236	47,892
Lyft, Inc., Class A(b)	387	15,070
Sunrun, Inc.(b)	296	8,075
United Airlines Holdings, Inc.(b)	271	12,032

		175,492

Information Technology-42.91%
Akamai Technologies, Inc.(b)	286	30,962
CDW Corp.	367	63,293
Check Point Software Technologies Ltd. (Israel)(b)	228	33,033
Citrix Systems, Inc.	278	28,495
Cognex Corp.	392	26,484
Coupa Software, Inc.(b)	119	14,400
Enphase Energy, Inc.(b)	130	21,671
Entegris, Inc.	205	26,748
F5, Inc.(b)	112	22,495
First Solar, Inc.(b)	183	13,778
Jack Henry & Associates, Inc.	154	27,227
Logitech International S.A., Class R (Switzerland)	402	30,005
Manhattan Associates, Inc.(b)	112	14,972
MongoDB, Inc.(b)	108	41,255
Monolithic Power Systems, Inc.	76	34,861
NetApp, Inc.	459	35,976
NortonLifeLock, Inc.	1,267	36,718
ON Semiconductor Corp.(b)	522	32,682
Open Text Corp. (Canada)	594	25,839
Paylocity Holding Corp.(b)	89	18,907
PTC, Inc.(b)	210	23,369
Qorvo, Inc.(b)	76	10,395
Seagate Technology Holdings PLC	572	59,008
SolarEdge Technologies, Inc.(b)	71	22,679
SS&C Technologies Holdings, Inc.	383	28,714
Teradyne, Inc.	303	35,730
Trade Desk, Inc. (The), Class A(b)	524	44,708
Trimble, Inc.(b)	597	41,641
Western Digital Corp.(b)	763	38,867
Zebra Technologies Corp., Class A(b)	127	52,494

		937,406

Materials-0.31%
Steel Dynamics, Inc.	97	6,846

Real Estate-1.50%
Opendoor Technologies, Inc.(b)	1,586	13,243
Zillow Group, Inc., Class A(b)	83	4,754
Zillow Group, Inc., Class C(b)	258	14,840

		32,837

Total Common Stocks & Other Equity Interests (Cost $2,446,811)		2,182,835

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $1,416)	1,416	$1,416

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $2,448,227)		2,184,251

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.17%
Invesco Private Government Fund, 0.12%(e)(f)(g)	7,589	7,589

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.08%(e)(f)(g)	17,946	$17,948

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,537)		25,537

TOTAL INVESTMENTS IN SECURITIES-101.15% (Cost $2,473,764)		2,209,788
OTHER ASSETS LESS LIABILITIES-(1.15)%		(25,056)

NET ASSETS-100.00%		$2,184,732

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$29,362	$(27,946)	$-	$-	$1,416	$-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	82,697	(75,108)	-	-	7,589	1	*
Invesco Private Prime Fund	-	138,079	(120,128)	-	(3)	17,948	4	*

Total	$-	$250,138	$(223,182)	$-	$(3)	$26,953	$5

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)–(continued)

February 28, 2022

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2022

Information Technology	42.91

Communication Services	15.33

Health Care	15.07

Consumer Discretionary	14.25

Industrials	8.03

Sector Types Each Less Than 3%	4.32

Money Market Funds Plus Other Assets Less Liabilities	0.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco NASDAQ 100 ETF (QQQM)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-17.60%
Activision Blizzard, Inc.	219,125	$17,858,688
Alphabet, Inc., Class A(b)	51,019	137,809,462
Alphabet, Inc., Class C(b)	53,888	145,380,124
Baidu, Inc., ADR (China)(b)	68,282	10,408,908
Charter Communications, Inc., Class A(b)(c)	50,432	30,348,969
Comcast Corp., Class A	1,282,722	59,980,081
Electronic Arts, Inc.	79,574	10,351,782
Match Group, Inc.(b)	79,651	8,880,290
Meta Platforms, Inc., Class A(b)	600,846	126,796,531
NetEase, Inc., ADR (China)	79,721	7,600,600
Netflix, Inc.(b)	124,622	49,165,871
Sirius XM Holdings, Inc.(c)	1,125,190	6,931,170
T-Mobile US, Inc.(b)	351,403	43,296,364

		654,808,840

Consumer Discretionary-16.12%
Airbnb, Inc., Class A(b)	97,562	14,779,667
Amazon.com, Inc.(b)	85,997	264,119,146
Booking Holdings, Inc.(b)	11,542	25,072,110
Dollar Tree, Inc.(b)	63,281	8,990,965
eBay, Inc.	176,124	9,614,609
JD.com, Inc., ADR (China)(b)(c)	208,627	14,943,952
Lucid Group, Inc.(b)(c)	463,182	13,423,014
lululemon athletica, inc.(b)	35,046	11,212,617
Marriott International, Inc., Class A(b)	91,621	15,588,397
MercadoLibre, Inc. (Brazil)(b)(c)	14,185	15,981,530
O’Reilly Automotive, Inc.(b)	18,949	12,302,449
Pinduoduo, Inc., ADR (China)(b)(c)	116,967	6,065,909
Ross Stores, Inc.	99,967	9,135,984
Starbucks Corp.	330,067	30,296,850
Tesla, Inc.(b)	170,287	148,222,913

		599,750,112

Consumer Staples-5.56%
Costco Wholesale Corp.	124,307	64,546,410
Keurig Dr Pepper, Inc.	398,915	15,426,043
Kraft Heinz Co. (The)	344,359	13,505,760
Mondelez International, Inc., Class A	392,460	25,698,281
Monster Beverage Corp.(b)	148,861	12,563,868
PepsiCo, Inc.	388,977	63,691,094
Walgreens Boots Alliance, Inc.	243,513	11,223,514

		206,654,970

Health Care-5.75%
Align Technology, Inc.(b)	22,195	11,351,855
Amgen, Inc.(c)	158,470	35,890,286
AstraZeneca PLC, ADR (United Kingdom)	165,606	10,082,093
Biogen, Inc.(b)	41,330	8,721,043
DexCom, Inc.(b)	27,256	11,281,531
Gilead Sciences, Inc.	352,888	21,314,435
IDEXX Laboratories, Inc.(b)	23,851	12,697,080
Illumina, Inc.(b)	43,976	14,362,562
Intuitive Surgical, Inc.(b)	100,513	29,181,939
Moderna, Inc.(b)	114,072	17,521,459
Regeneron Pharmaceuticals, Inc.(b)	29,732	18,385,080
Seagen, Inc.(b)	51,450	6,630,361
Vertex Pharmaceuticals, Inc.(b)	71,518	16,450,570

		213,870,294

	Shares	Value
Industrials-3.02%
Cintas Corp.	29,088	$10,917,308
Copart, Inc.(b)	66,738	8,200,766
CSX Corp.	623,981	21,159,196
Fastenal Co.	161,809	8,326,691
Honeywell International, Inc.	193,668	36,748,503
Old Dominion Freight Line, Inc.	32,346	10,157,614
PACCAR, Inc.	97,661	8,966,257
Verisk Analytics, Inc.(c)	45,330	8,038,822

		112,515,157

Information Technology-50.84%
Adobe, Inc.(b)	133,849	62,598,500
Advanced Micro Devices, Inc.(b)	459,914	56,725,814
Analog Devices, Inc.	151,191	24,234,405
ANSYS, Inc.(b)	24,537	7,954,650
Apple, Inc.	2,782,075	459,376,224
Applied Materials, Inc.	254,014	34,088,679
ASML Holding N.V., New York Shares (Netherlands)	22,812	15,204,426
Atlassian Corp. PLC, Class A(b)	39,501	12,076,246
Autodesk, Inc.(b)	61,857	13,622,767
Automatic Data Processing, Inc.	118,540	24,234,318
Broadcom, Inc.	115,792	68,020,852
Cadence Design Systems, Inc.(b)	77,971	11,807,149
Cisco Systems, Inc.	1,186,543	66,173,503
Cognizant Technology Solutions Corp., Class A	147,777	12,728,033
Crowdstrike Holdings, Inc., Class A(b)	57,903	11,303,245
Datadog, Inc., Class A(b)	72,363	11,658,403
DocuSign, Inc.(b)	55,338	6,553,679
Fiserv, Inc.(b)	185,737	18,140,933
Fortinet, Inc.(b)	46,006	15,849,987
Intel Corp.	1,144,175	54,577,147
Intuit, Inc.	79,674	37,794,955
KLA Corp.	42,647	14,862,479
Lam Research Corp.	39,607	22,233,389
Marvell Technology, Inc.	231,715	15,833,086
Microchip Technology, Inc.	156,106	10,978,935
Micron Technology, Inc.	314,710	27,965,131
Microsoft Corp.	1,273,154	380,405,684
NVIDIA Corp.	596,608	145,482,861
NXP Semiconductors N.V. (China)	74,822	14,225,159
Okta, Inc.(b)(c)	41,531	7,593,528
Palo Alto Networks, Inc.(b)	27,766	16,499,945
Paychex, Inc.	101,447	12,078,280
PayPal Holdings, Inc.(b)	330,549	36,998,350
QUALCOMM, Inc.	315,094	54,193,017
Skyworks Solutions, Inc.	46,533	6,429,465
Splunk, Inc.(b)	45,438	5,366,228
Synopsys, Inc.(b)	42,893	13,399,344
Texas Instruments, Inc.	259,824	44,167,482
VeriSign, Inc.(b)	31,250	6,678,750
Workday, Inc., Class A(b)	54,302	12,437,873
Zoom Video Communications, Inc., Class A(b)	68,146	9,036,160
Zscaler, Inc.(b)	39,399	9,422,271

		1,891,011,332

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco NASDAQ 100 ETF (QQQM)—(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Utilities-1.05%
American Electric Power Co., Inc.	141,685	$12,843,745
Constellation Energy Corp.	91,739	4,218,144
Exelon Corp.	275,241	11,714,257
Xcel Energy, Inc.	151,542	10,203,323

		38,979,469

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $4,008,946,539)		3,717,590,174

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.48%
Invesco Private Government Fund, 0.12%(d)(e)(f)	27,691,659	27,691,659

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.08%(d)(e)(f)	64,609,301	$64,615,763

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $92,307,421)		92,307,422

TOTAL INVESTMENTS IN SECURITIES-102.42% (Cost $4,101,253,960)		3,809,897,596
OTHER ASSETS LESS LIABILITIES-(2.42)%		(90,066,396)

NET ASSETS-100.00%		$3,719,831,200

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$10,238,851	$(10,238,851)	$-	$-	$-	$140
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,570,028	283,436,339	(259,314,708)	-	-	27,691,659	2,451	*
Invesco Private Prime Fund	8,330,066	646,459,592	(590,154,668)	1	(19,228)	64,615,763	17,231	*

Total	$11,900,094	$940,134,782	$(859,708,227)	$1	$(19,228)	$92,307,422	$19,822

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco NASDAQ 100 ETF (QQQM)–(continued)

February 28, 2022

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2022

Information Technology	50.84

Communication Services	17.60

Consumer Discretionary	16.12

Health Care	5.75

Consumer Staples	5.56

Industrials	3.02

Utilities	1.05

Money Market Funds Plus Other Assets Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco NASDAQ Next Gen 100 ETF (QQQJ)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%(a)
Communication Services-14.21%
Bilibili, Inc., ADR (China)(b)(c)	120,982	$3,824,241
Discovery, Inc., Class A(b)(c)	113,065	3,171,473
Discovery, Inc., Class C(b)	220,614	6,170,574
DISH Network Corp., Class A(b)	194,008	6,200,496
Fox Corp., Class A	214,068	8,954,464
Fox Corp., Class B	166,533	6,371,553
IAC/InterActiveCorp.(b)	55,989	6,425,298
Liberty Broadband Corp., Class C(b)	99,517	14,599,144
Liberty Global PLC, Class A (United Kingdom)(b)	118,204	3,047,299
Liberty Global PLC, Class C (United Kingdom)(b)	235,945	6,103,897
Liberty Media Corp.-Liberty Formula One, Class C(b)	136,217	8,272,458
News Corp., Class A	262,620	5,861,678
News Corp., Class B	133,392	2,991,982
Paramount Global, Class B	405,411	12,409,631
Playtika Holding Corp.(b)	273,716	5,638,550
Roku, Inc., Class A(b)	78,651	10,974,174
Take-Two Interactive Software, Inc.(b)	77,056	12,483,072
Yandex N.V., Class A (Russia)(b)(d)	215,735	3,745,247
ZoomInfo Technologies, Inc., Class A(b)	269,416	14,734,361

		141,979,592

Consumer Discretionary-13.42%
Caesars Entertainment, Inc.(b)	142,837	12,025,447
DraftKings, Inc., Class A(b)(c)	271,600	6,431,488
Etsy, Inc.(b)	84,708	13,120,422
Expedia Group, Inc.(b)	97,572	19,134,845
Hasbro, Inc.	92,174	8,945,487
Li Auto, Inc., ADR (China)(b)	292,220	8,898,099
LKQ Corp	194,771	9,144,498
Penn National Gaming, Inc.(b)(c)	113,271	5,816,466
Pool Corp	26,782	12,281,690
Tractor Supply Co.	76,056	15,499,452
Trip.com Group Ltd., ADR (China)(b)	358,977	9,268,786
Ulta Beauty, Inc.(b)	36,312	13,598,844

		134,165,524

Consumer Staples-1.56%
Coca-Cola Europacific Partners PLC (United Kingdom)	304,615	15,599,334

Energy-1.67%
Diamondback Energy, Inc.	121,070	16,719,767

Health Care-19.98%
10X Genomics, Inc., Class A(b)(c)	61,195	4,985,557
Alnylam Pharmaceuticals, Inc.(b)	79,926	12,616,319
BeiGene Ltd., ADR (China)(b)(c)	33,156	6,980,001
BioMarin Pharmaceutical, Inc.(b)	122,673	9,583,215
BioNTech SE, ADR (Germany)(b)(c)	58,875	8,878,939
Bio-Techne Corp	26,249	11,009,093
Bruker Corp	101,326	7,130,311
Cerner Corp.	196,610	18,333,882
DENTSPLY SIRONA, Inc.	146,065	7,907,959
Guardant Health, Inc.(b)(c)	67,923	4,501,257
Hologic, Inc.(b)	168,001	11,956,631
Horizon Therapeutics PLC(b)	151,568	13,818,455

	Shares	Value
Health Care-(continued)
ICON PLC(b)	54,387	$12,944,650
Incyte Corp.(b)	147,602	10,081,217
Insulet Corp.(b)	46,095	12,200,885
Masimo Corp.(b)	36,894	5,808,960
Novavax, Inc.(b)(c)	50,515	4,211,436
Repligen Corp.(b)	36,939	7,265,901
Royalty Pharma PLC, Class A	286,995	11,267,424
Sanofi, ADR (France)	177,564	9,313,232
Viatris, Inc.	808,142	8,897,643

		199,692,967

Industrials-8.64%
American Airlines Group, Inc.(b)(c)	432,678	7,463,695
Axon Enterprise, Inc.(b)	45,759	6,417,700
C.H. Robinson Worldwide, Inc.	86,867	8,398,301
CoStar Group, Inc.(b)	263,898	16,100,417
Expeditors International of Washington, Inc.	113,197	11,700,042
J.B. Hunt Transport Services, Inc.	70,183	14,242,236
Lyft, Inc., Class A(b)	221,920	8,641,565
Sunrun, Inc.(b)(c)	138,331	3,773,670
United Airlines Holdings, Inc.(b)(c)	216,372	9,606,917

		86,344,543

Information Technology-37.30%
Affirm Holdings, Inc.(b)(c)	139,107	5,820,237
Akamai Technologies, Inc.(b)(c)	108,562	11,752,922
AppLovin Corp., Class A(b)(c)	151,294	8,787,156
Bentley Systems, Inc., Class B(c)	180,907	6,945,020
CDW Corp.	90,702	15,642,467
Check Point Software Technologies Ltd. (Israel)(b)	88,734	12,855,782
Citrix Systems, Inc.	83,348	8,543,170
Cognex Corp.	118,150	7,982,214
Coupa Software, Inc.(b)(c)	49,498	5,989,752
Enphase Energy, Inc.(b)	90,157	15,029,172
Entegris, Inc.	90,562	11,816,530
F5, Inc.(b)	40,912	8,217,175
First Solar, Inc.(b)	71,041	5,348,677
Jack Henry & Associates, Inc.	49,485	8,748,948
Logitech International S.A., Class R (Switzerland)	111,898	8,352,067
Manhattan Associates, Inc.(b)	42,294	5,653,862
Monday.com Ltd.(b)(c)	29,205	4,639,798
MongoDB, Inc.(b)	44,218	16,890,834
Monolithic Power Systems, Inc.	30,799	14,127,501
NetApp, Inc.	149,420	11,711,540
NortonLifeLock, Inc.	388,742	11,265,743
ON Semiconductor Corp.(b)	287,885	18,024,480
Open Text Corp. (Canada)	182,264	7,928,484
Paylocity Holding Corp.(b)	36,762	7,809,719
PTC, Inc.(b)	78,762	8,764,635
Qorvo, Inc.(b)	73,664	10,075,762
Seagate Technology Holdings PLC	148,776	15,347,732
SolarEdge Technologies, Inc.(b)	35,100	11,211,642
SS&C Technologies Holdings, Inc.	169,893	12,736,878
Teradyne, Inc.	108,915	12,843,257
Trade Desk, Inc. (The), Class A(b)(c)	291,389	24,861,309
Trimble, Inc.(b)	167,723	11,698,679

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco NASDAQ Next Gen 100 ETF (QQQJ)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Information Technology-(continued)
Western Digital Corp.(b)	208,222	$10,606,829
Zebra Technologies Corp., Class A(b)	35,720	14,764,505

		372,794,478

Materials-0.94%
Steel Dynamics, Inc.	132,598	9,358,767

Real Estate-1.30%
Opendoor Technologies, Inc.(b)(c)	409,361	3,418,164
Zillow Group, Inc., Class A(b)(c)	41,009	2,348,585
Zillow Group, Inc., Class C(b)(c)	125,109	7,196,270

		12,963,019

Utilities-0.98%
Alliant Energy Corp.	167,287	9,769,561

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $1,084,957,085)		999,387,552

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.21%
Invesco Private Government Fund, 0.12%(e)(f)(g)	33,615,842	$33,615,842
Invesco Private Prime Fund, 0.08%(e)(f)(g)	78,429,121	78,436,966

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $112,058,691)		112,052,808

TOTAL INVESTMENTS IN SECURITIES-111.21% (Cost $1,197,015,776)		1,111,440,360
OTHER ASSETS LESS LIABILITIES-(11.21)%		(112,008,243)

NET ASSETS-100.00%		$999,432,117

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$595,896	$27,112,291	$(27,708,187)	$-	$-	$-	$140
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,361,365	122,301,051	(103,046,574)	-	-	33,615,842	3,872	*
Invesco Private Prime Fund	33,532,835	259,301,626	(214,379,616)	(5,883)	(11,996)	78,436,966	32,192	*

Total	$48,490,096	$408,714,968	$(345,134,377)	$(5,883)	$(11,996)	$112,052,808	$36,204

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco NASDAQ Next Gen 100 ETF (QQQJ)–(continued)

February 28, 2022

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2022

Information Technology	37.30

Health Care	19.98

Communication Services	14.21

Consumer Discretionary	13.42

Industrials	8.64

Sector Types Each Less Than 3%	6.45

Money Market Funds Plus Other Assets Less Liabilities	0.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Statements of Assets and Liabilities

February 28, 2022

(Unaudited)

	Invesco ESG NASDAQ 100 ETF (QQMG)	Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)	Invesco NASDAQ 100 ETF (QQQM)	Invesco NASDAQ Next Gen 100 ETF (QQQJ)
Assets:
Unaffiliated investments in securities, at value(a)	$10,472,179	$2,182,835	$3,717,590,174	$999,387,552
Affiliated investments in securities, at value	147,515	26,953	92,307,422	112,052,808
Receivable for:
Dividends	6,646	820	2,659,257	368,930
Securities lending	-	-	107,946	11,897
Investments sold	-	-	2,842,200	1,941,795
Fund shares sold	-	-	25,664,167	-
Foreign tax reclaims	-	-	-	45,138

Total assets	10,626,340	2,210,608	3,841,171,166	1,113,808,120

Liabilities:
Due to custodian	1,053	-	126,039	257,690
Payable for:
Investments purchased	11,037	-	25,638,650	-
Investments purchased - affiliated broker	-	-	-	193,118
Collateral upon return of securities loaned	138,174	25,537	92,307,421	112,058,691
Fund shares repurchased	-	-	2,845,081	1,747,404
Accrued unitary management fees	1,562	339	422,775	119,100

Total liabilities	151,826	25,876	121,339,966	114,376,003

Net Assets	$10,474,514	$2,184,732	$3,719,831,200	$999,432,117

Net assets consist of:
Shares of beneficial interest	$11,389,274	$2,500,025	$3,914,105,602	$1,103,894,199
Distributable earnings (loss)	(914,760)	(315,293)	(194,274,402)	(104,462,082)

Net Assets	$10,474,514	$2,184,732	$3,719,831,200	$999,432,117

Shares outstanding (unlimited amount authorized, $0.01 par value)	450,001	100,001	26,060,001	34,320,001
Net asset value	$23.28	$21.85	$142.74	$29.12

Market price	$23.23	$21.84	$142.51	$29.11

Unaffiliated investments in securities, at cost	$11,375,099	$2,446,811	$4,008,946,539	$1,084,957,085

Affiliated investments in securities, at cost	$147,515	$26,953	$92,307,421	$112,058,691

(a) Includes securities on loan with an aggregate value of:	$135,035	$24,876	$91,399,099	$110,634,809

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Statements of Operations

For the six months ended February 28, 2022

(Unaudited)

	Invesco ESG NASDAQ 100 ETF (QQMG)(a)	Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)(a)	Invesco NASDAQ 100 ETF (QQQM)	Invesco NASDAQ Next Gen 100 ETF (QQQJ)
Investment income:
Unaffiliated dividend income	$22,478	$4,125	$10,763,212	$2,514,845
Affiliated dividend income	-	-	140	140
Securities lending income	19	5	344,485	74,394
Foreign withholding tax	(24)	(19)	(14,143)	(24,720)

Total investment income	22,473	4,111	11,093,694	2,564,659

Expenses:
Unitary management fees	5,524	1,630	2,254,203	875,911

Net expenses	5,524	1,630	2,254,203	875,911

Net investment income	16,949	2,481	8,839,491	1,688,748

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(22,706)	(51,855)	(30,842,954)	(94,144,561)
Affiliated investment securities	(2)	(3)	(19,228)	(11,996)
In-kind redemptions	-	-	125,447,157	75,035,593

Net realized gain (loss)	(22,708)	(51,858)	94,584,975	(19,120,964)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(902,920)	(263,976)	(487,327,850)	(180,599,167)
Affiliated investment securities	-	-	1	(5,883)

Change in net unrealized appreciation (depreciation)	(902,920)	(263,976)	(487,327,849)	(180,605,050)

Net realized and unrealized gain (loss)	(925,628)	(315,834)	(392,742,874)	(199,726,014)

Net increase (decrease) in net assets resulting from operations	$(908,679)	$(313,353)	$(383,903,383)	$(198,037,266)

(a)	For the period October 25, 2021 (commencement of investment operations) through February 28, 2022.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Statements of Changes in Net Assets

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	Invesco ESG NASDAQ 100 ETF (QQMG)	Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)	Invesco NASDAQ 100 ETF (QQQM)		Invesco NASDAQ Next Gen 100 ETF (QQQJ)
	Period Ended February 28, 2022(a)	Period Ended February 28, 2022(a)	Six Months Ended February 28, 2022	Period Ended August 31, 2021(b)	Six Months Ended February 28, 2022	Period Ended August 31, 2021(b)
Operations:
Net investment income	$16,949	$2,481	$8,839,491	$3,973,590	$1,688,748	$2,711,840
Net realized gain (loss)	(22,708)	(51,858)	94,584,975	25,379,518	(19,120,964)	48,684,121
Change in net unrealized appreciation (depreciation)	(902,920)	(263,976)	(487,327,849)	195,971,485	(180,605,050)	95,029,634

Net increase (decrease) in net assets resulting from operations	(908,679)	(313,353)	(383,903,383)	225,324,593	(198,037,266)	146,425,595

Distributions to Shareholders from:
Distributable earnings	(6,081)	(1,940)	(5,551,106)	(2,671,477)	(9,221,202)	(2,373,270)

Shareholder Transactions:
Proceeds from shares sold	11,389,274	2,500,025	3,024,411,814	1,850,201,568	332,340,787	1,352,687,957
Value of shares repurchased	-	-	(724,287,562)	(263,693,247)	(334,851,943)	(287,538,541)

Net increase (decrease) in net assets resulting from share transactions	11,389,274	2,500,025	2,300,124,252	1,586,508,321	(2,511,156)	1,065,149,416

Net increase (decrease) in net assets	10,474,514	2,184,732	1,910,669,763	1,809,161,437	(209,769,624)	1,209,201,741

Net assets:
Beginning of period	-	-	1,809,161,437	-	1,209,201,741	-

End of period	$10,474,514	$2,184,732	$3,719,831,200	$1,809,161,437	$999,432,117	$1,209,201,741

Changes in Shares Outstanding:
Shares sold	450,001	100,001	19,420,000	13,620,001	10,110,000	43,840,001
Shares repurchased	-	-	(4,950,000)	(2,030,000)	(10,550,000)	(9,080,000)
Shares outstanding, beginning of period	-	-	11,590,001	-	34,760,001	-

Shares outstanding, end of period	450,001	100,001	26,060,001	11,590,001	34,320,001	34,760,001

(a)	For the period October 25, 2021 (commencement of investment operations) through February 28, 2022.
(b)	For the period October 12, 2020 (commencement of investment operations) through August 31, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Financial Highlights

Invesco ESG NASDAQ 100 ETF (QQMG)

	For the Period
	October 25, 2021(a)
	Through
	February 28,
	2022
	(Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$25.00

Net investment income(b)	0.05
Net realized and unrealized gain (loss) on investments	(1.75)

Total from investment operations	(1.70)

Distributions to shareholders from:
Net investment income	(0.02)

Net asset value at end of period	$23.28

Market price at end of period(c)	$23.23

Net Asset Value Total Return(d)	(6.81	)%(e)
Market Price Total Return(d)	(7.01	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$10,475
Ratio to average net assets of:
Expenses	0.20	%(f)
Net investment income	0.61	%(f)
Portfolio turnover rate(g)	6%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (October 27, 2021, the first day of trading on the exchange) to February 28, 2022 was (7.51)%. The market price total return from Fund Inception to February 28, 2022 was (7.93)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Financial Highlights–(continued)

Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)

	For the Period
	October 25, 2021(a)
	Through
	February 28,
	2022
	(Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$25.00

Net investment income(b)	0.03
Net realized and unrealized gain (loss) on investments	(3.16)

Total from investment operations	(3.13)

Distributions to shareholders from:
Net investment income	(0.02)

Net asset value at end of period	$21.85

Market price at end of period(c)	$21.84

Net Asset Value Total Return(d)	(12.53	)%(e)
Market Price Total Return(d)	(12.57	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,185
Ratio to average net assets of:
Expenses	0.20	%(f)
Net investment income	0.30	%(f)
Portfolio turnover rate(g)	35%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (October 27, 2021, the first day of trading on the exchange) to February 28, 2022 was (10.82)%. The market price total return from Fund Inception to February 28, 2022 was (10.93)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Financial Highlights–(continued)

Invesco NASDAQ 100 ETF (QQQM)

			For the Period
	Six Months Ended		October 12, 2020(a)
	February 28,		Through
	2022		August 31,
	(Unaudited)		2021
Per Share Operating Performance:
Net asset value at beginning of period	$156.10		$120.98

Net investment income(b)	0.45		0.74
Net realized and unrealized gain (loss) on investments	(13.49)		34.93

Total from investment operations	(13.04)		35.67

Distributions to shareholders from:
Net investment income	(0.32)		(0.55)

Net asset value at end of period	$142.74		$156.10

Market price at end of period(c)	$142.51		$156.11

Net Asset Value Total Return(d)	(8.38)%		29.56	%(e)
Market Price Total Return(d)	(8.52)%		29.57	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,719,831		$1,809,161
Ratio to average net assets of:
Expenses	0.15	%(f)	0.15	%(f)
Net investment income	0.59	%(f)	0.61	%(f)
Portfolio turnover rate(g)	6%		5%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (October 13, 2020, the first day of trading on the exchange) to August 31, 2021 was 29.61%. The market price total return from Fund Inception to August 31, 2021 was 29.48%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco NASDAQ Next Gen 100 ETF (QQQJ)

			For the Period
	Six Months Ended		October 12, 2020(a)
	February 28,		Through
	2022		August 31,
	(Unaudited)		2021
Per Share Operating Performance:
Net asset value at beginning of period	$34.79		$26.71

Net investment income(b)	0.05		0.10
Net realized and unrealized gain (loss) on investments	(5.46)		8.06

Total from investment operations	(5.41)		8.16

Distributions to shareholders from:
Net investment income	(0.05)		(0.08)
Net realized gains	(0.21)		-

Total distributions	(0.26)		(0.08)

Net asset value at end of period	$29.12		$34.79

Market price at end of period(c)	$29.11		$34.77

Net Asset Value Total Return(d)	(15.64)%		30.58	%(e)
Market Price Total Return(d)	(15.63)%		30.51	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$999,432		$1,209,202
Ratio to average net assets of:
Expenses	0.15	%(f)	0.15	%(f)
Net investment income	0.29	%(f)	0.35	%(f)
Portfolio turnover rate(g)	35%		29%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (October 13, 2020, the first day of trading on the exchange) to August 31, 2021 was 30.39%. The market price total return from Fund Inception to August 31, 2021 was 29.93%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 28, 2022

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco ESG NASDAQ 100 ETF (QQMG)	“ESG NASDAQ 100 ETF”
Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)	“ESG NASDAQ Next Gen 100 ETF”
Invesco NASDAQ 100 ETF (QQQM)	“NASDAQ 100 ETF”
Invesco NASDAQ Next Gen 100 ETF (QQQJ)	“NASDAQ Next Gen 100 ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”).

Fund	Underlying Index
ESG NASDAQ 100 ETF	Nasdaq-100® ESG Index
ESG NASDAQ Next Gen 100 ETF	Nasdaq Next Generation 100 ESG Index®
NASDAQ 100 ETF	NASDAQ-100 Index®
NASDAQ Next Gen 100 ETF	NASDAQ Next Generation 100 Index®

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market

22

data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income

23

per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for

24

international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

On September 14, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, to serve as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also continues to serve as a lending agent. Prior to September 14, 2021, BNYM served as the sole securities lending agent for each Fund under the securities lending program. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the period September 14, 2021 through February 28, 2022, each Fund (except for ESG NASDAQ Next Gen 100 ETF) had affiliated securities lending transactions with Invesco. Fees paid to Invesco by ESG NASDAQ 100 ETF were less than $500. NASDAQ 100 ETF and NASDAQ Next Gen 100 ETF paid Invesco $32,634 and $2,594, respectively, in fees for securities lending agent services.

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

K.	Other Risks

ADR Risk. The Funds may invest in American Depositary Receipts (“ADRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are

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traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

ESG Investing Strategy Risk. The stocks of companies with favorable environmental, social and governance (“ESG”) attributes may underperform the stock market as a whole. As a result, ESG NASDAQ 100 ETF and ESG NASDAQ Next Gen 100 ETF may underperform other funds that do not screen companies based on ESG attributes. The criteria used to select companies for investment may result in ESG NASDAQ 100 ETF and ESG NASDAQ Next Gen 100 ETF investing in securities, industries or sectors that underperform the market as a whole or underperform other funds screened for ESG standards.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Mid-Capitalization Company Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies and securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Mid-capitalization companies tend to have less experienced management as well as limited

26

product and market diversification and financial resources compared to larger capitalization companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty.

The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees
(as a % of average daily net assets)
ESG NASDAQ 100 ETF	0.20%
ESG NASDAQ Next Gen 100 ETF	0.20%
NASDAQ 100 ETF	0.15%
NASDAQ Next Gen 100 ETF	0.15%

Further, through at least August 31, 2023, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended February 28, 2022, no fees were waived.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into licensing agreements on behalf of each Fund with Nasdaq, Inc. (the, “Licensor”).

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

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For the six months ended February 28, 2022, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

ESG NASDAQ Next Gen 100 ETF*	$128
NASDAQ 100 ETF	71
NASDAQ Next Gen 100 ETF	25,833

*	For the period October 25, 2021 (commencement of investment operations) through February 28, 2022.

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
ESG NASDAQ 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$10,472,179	$-	$-	$10,472,179
Money Market Funds	9,341	138,174	-	147,515

Total Investments	$10,481,520	$138,174	$-	$10,619,694

ESG NASDAQ Next Gen 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,178,234	$-	$4,601	$2,182,835
Money Market Funds	1,416	25,537	-	26,953

Total Investments	$2,179,650	$25,537	$4,601	$2,209,788

NASDAQ 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,717,590,174	$-	$-	$3,717,590,174
Money Market Funds	-	92,307,422	-	92,307,422

Total Investments	$3,717,590,174	$92,307,422	$-	$3,809,897,596

NASDAQ Next Gen 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$995,642,305	$-	$3,745,247	$999,387,552
Money Market Funds	-	112,052,808	-	112,052,808

Total Investments	$995,642,305	$112,052,808	$3,745,247	$1,111,440,360

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NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of August 31, 2021, as follows:

	No expiration
	Short-Term	Long-Term	Total*
NASDAQ 100 ETF	$1,992,161	$-	$1,992,161
NASDAQ Next Gen 100 ETF	-	-	-

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six months ended February 28, 2022, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
ESG NASDAQ 100 ETF*	$5,497,762	$475,822
ESG NASDAQ Next Gen 100 ETF*	3,323,411	824,740
NASDAQ 100 ETF	189,891,927	183,073,660
NASDAQ Next Gen 100 ETF	409,182,449	411,238,592

*	For the period October 25, 2021 (commencement of investment operations) through February 28, 2022.

For the six months ended February 28, 2022, in-kind transactions associated with creations and redemptions were as follows:

	In-kind	In-kind
	Purchases	Sales
ESG NASDAQ 100 ETF*	$6,375,872	$-
ESG NASDAQ Next Gen 100 ETF*	-	-
NASDAQ 100 ETF	3,020,912,179	725,633,259
NASDAQ Next Gen 100 ETF	331,811,046	338,984,251

*	For the period October 25, 2021 (commencement of investment operations) through February 28, 2022.

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At February 28, 2022, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost
ESG NASDAQ 100 ETF*	$140,135	$(1,043,055)	$(902,920)	$11,522,614
ESG NASDAQ Next Gen 100 ETF*	60,388	(324,364)	(263,976)	2,473,764
NASDAQ 100 ETF	74,612,063	(366,069,777)	(291,457,714)	4,101,355,310
NASDAQ Next Gen 100 ETF	61,515,141	(147,241,369)	(85,726,228)	1,197,166,588

*	In the Fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year-end reporting period.

NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

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The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2021 through February 28, 2022.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco ESG NASDAQ 100 ETF (QQMG)	$1,000.00	$931.90(2)	0.20%	$0.67(3)

Actual

Hypothetical (5% return before expenses)	1,000.00	1,023.80(2)	0.20	1.00(3)
Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)	1,000.00	874.70(2)	0.20	0.65(3)

Actual

Hypothetical (5% return before expenses)	1,000.00	1,023.80(2)	0.20	1.00(3)
Invesco NASDAQ 100 ETF (QQQM)

Actual	1,000.00	916.20	0.15	0.71

Hypothetical (5% return before expenses)	1,000.00	1,024.05	0.15	0.75

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Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco NASDAQ Next Gen 100 ETF (QQQJ)

Actual	$1,000.00	$ 843.60	0.15%	$0.69

Hypothetical (5% return before expenses)	1,000.00	1,024.05	0.15	0.75

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2022. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

(2)

The actual ending account value is based on the actual total return of the Fund for the period October 25, 2021 (commencement of investment operations) through February 28, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(3)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period October 25, 2021 (commencement of investment operations) to February 28, 2022. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 127/365. Hypothetical expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

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Approval of Investment Advisory Contracts

At a meeting held on June 24, 2021, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement (the “Agreement”) between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco S&P 500 QVM Multi-factor ETF, Invesco S&P MidCap 400 QVM Multi-factor ETF, Invesco S&P SmallCap 600 QVM Multi-factor ETF, Invesco ESG NASDAQ 100 ETF and Invesco ESG NASDAQ Next Gen 100 ETF (each, a “Fund” and collectively, the “Funds”).

The Trustees reviewed information provided by the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for each Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as a Fund grows and whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (iv) any benefits to be realized by the Adviser or its affiliates from the Adviser’s relationship with each Fund.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, including the identity of the persons who will be responsible for the day-to-day management of the Funds, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”). The Trustees noted that each of the Funds’ portfolio managers also manages other ETFs on behalf of the Adviser that are overseen by the Board and that the Board is familiar with the background and experience of the Funds’ portfolio managers. The Trustees also noted other information the Board received and considered at its March 12, 2021 and April 15, 2021 meetings describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. The Trustees reviewed information related to the Adviser’s portfolio transaction policies and procedures, as well as reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees considered the services to be provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs and that was expected to be provided for each Fund.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable passive ETFs, open-end (non-ETF) index funds, open-end (non-ETF) actively managed funds and Adviser-identified select peer funds.

The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other operating expenses of each Fund except for brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses. The Trustees noted each Fund’s proposed unitary advisory fee as compared to the median net expense ratio of its Lipper peer groups and select peer group as shown below:

Fund	Passive ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)
Invesco S&P 500 QVM Multi-factor ETF	Lower than	Lower than	Lower than	Lower than
	median (60)	median (23)	median (155)	median (3)
Invesco S&P MidCap 400 QVM Multi-factor ETF	Lower than	Higher than	Lower than	Lower than
	median (14)	median (8)	median (83)	median (2)
Invesco S&P SmallCap 600 QVM Multi-factor ETF	Lower than	Lower than	Lower than	Lower than
	median (52)	median (32)	median (205)	median (3)
Invesco ESG NASDAQ 100 ETF	Higher than	Higher than	Lower than	Higher than
	median (17)	median (18)	median (148)	median (2)
Invesco ESG NASDAQ Next Gen 100 ETF	Lower than	Higher than	Lower than	Lower than
	median (11)	median (3)	median (101)	median (2)

33

Approval of Investment Advisory Contracts–(continued)

Based on all of the information provided, the Board concluded that each Fund’s proposed unitary advisory fee was reasonable and appropriate in light of the administrative, operational and management oversight services to be provided by the Adviser and the related costs in providing such services.

In conjunction with their review of the unitary advisory fee, the Trustees considered that the Adviser did not provide a profitability analysis for the Adviser in managing the Funds because the Funds had not yet commenced operations. However, the Trustees noted other information the Board received and considered at its March 12, 2021 and April 15, 2021 meetings on the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the proposed unitary advisory fee rate for each Fund is reasonable in relation to the proposed services and product strategy of that Fund, and they concluded that the unitary advisory fee was reasonable and appropriate.

Fall-Out Benefits. The Trustees considered that the Adviser identified no additional benefits that it would derive from its relationship with the Funds, and noted that the Adviser does not have any soft-dollar arrangements. The Trustees also considered benefits to be received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees and advisory fees for affiliated money market cash management vehicles. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits to be received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Agreement for each Fund. No single factor was determinative in the Board’s analysis.

34

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2022 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-TRST2-SAR-1	invesco.com/ETFs

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Fund Trust II

By:	/s/ Anna Paglia
Name:	Anna Paglia
Title:	President

Date: May 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Anna Paglia
Name:	Anna Paglia
Title:	President

Date: May 4, 2022

By:	/s/ Kelli Gallegos
Name:	Kelli Gallegos
Title:	Treasurer

Date: May 4, 2022